UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23147
First Trust Exchange-Traded Fund VIII
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630) 765-8000
Date of fiscal year end:
August 31
Date of reporting period:
February 28, 2026
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
The information presented in this Form N-CSR relates solely to the fund(s) for which a report is included in Item 1 below, each a series of the Registrant.
Item 1. Reports to Shareholders.
(a) Following is a copy of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

First Trust Income Opportunities ETF
FCEF | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the First Trust Income Opportunities ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FCEF. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Income Opportunities ETF	$44(1)	0.86%(1) (2) (3)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
(3)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$75,039,377
Total number of portfolio holdings	63
Portfolio turnover rate	5%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments and percentage of net assets, respectively, of the Fund.
Top Ten Holdings
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	5.2%
Invesco Variable Rate Investment Grade ETF	3.7%
Eaton Vance Tax-Advantaged Global Dividend Income Fund	3.4%
John Hancock Tax-Advantaged Dividend Income Fund	3.3%
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	3.2%
Eaton Vance Tax-Advantaged Dividend Income Fund	3.1%
Gabelli Dividend & Income (The) Trust	3.0%
Cohen & Steers Infrastructure Fund, Inc.	2.8%
abrdn Global Infrastructure Income Fund	2.8%
BlackRock Science & Technology Trust	2.6%
Fund Allocation
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FCEF to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Income Opportunities ETF (FCEF)

First Trust Flexible Municipal
High Income ETF
MFLX | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the First Trust Flexible Municipal High Income ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MFLX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Flexible Municipal High Income ETF	$35(1)	0.68%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$18,238,783
Total number of portfolio holdings	75
Portfolio turnover rate	15%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Municipal Bonds	91.8%
Closed-End Funds	6.9%
Net Other Assets and Liabilities	1.3%
Total	100.0%
Credit Quality (1)
Any amount shown as 0.0% represents less than 0.1%.
(1) This represents the municipal and closed-end fund holdings in the Fund. The ratings for the Municipal Bond portion of the Fund are by S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. The ratings for the CEF portion of the Fund are provided by Morningstar. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/MFLX or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective February 1, 2026, the Board of Trustees has approved a permanent contractual reduction of the annual unitary management fee for the Fund. The annual unitary management fee for the Fund is now 0.49%. Additionally, under the Fund’s new fee structure, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/MFLX to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Flexible Municipal High Income ETF (MFLX)

First Trust Low Duration
Strategic Focus ETF
LDSF | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the First Trust Low Duration Strategic Focus ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/LDSF. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Low Duration Strategic Focus ETF	$9(1)	0.18%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$159,131,414
Total number of portfolio holdings	8
Portfolio turnover rate	8%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	99.7%
Money Market Funds	0.3%
Net Other Assets and Liabilities	0.0%
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/LDSF or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective February 1, 2026, the Board of Trustees has approved a permanent contractual reduction of the annual unitary management fee for the Fund. The annual unitary management fee for the Fund is now 0.10%. Additionally, under the Fund’s new fee structure, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/LDSF to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Low Duration Strategic Focus ETF (LDSF)

First Trust Active Factor Large Cap ETF
AFLG | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the First Trust Active Factor Large Cap ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/AFLG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Active Factor Large Cap ETF	$29	0.56%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.55%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$486,113,047
Total number of portfolio holdings	242
Portfolio turnover rate	37%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
NVIDIA Corp.	6.7%
Apple, Inc.	5.8%
Alphabet, Inc., Class A	5.6%
Microsoft Corp.	3.5%
Broadcom, Inc.	2.2%
Amazon.com, Inc.	1.9%
Newmont Corp.	1.7%
Berkshire Hathaway, Inc., Class B	1.3%
Lam Research Corp.	1.2%
FirstEnergy Corp.	1.1%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/AFLG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Active Factor Large Cap ETF (AFLG)

First Trust Active Factor Mid Cap ETF
AFMC | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the First Trust Active Factor Mid Cap ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/AFMC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Active Factor Mid Cap ETF	$35(1)	0.66%(1) (2) (3)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
(3)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$136,383,090
Total number of portfolio holdings	270
Portfolio turnover rate	47%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
TechnipFMC PLC	1.4%
Mueller Industries, Inc.	1.3%
Casey’s General Stores, Inc.	1.3%
BorgWarner, Inc.	1.3%
Federated Hermes, Inc.	1.1%
Exelixis, Inc.	1.1%
RenaissanceRe Holdings Ltd.	1.1%
Curtiss-Wright Corp.	1.0%
Woodward, Inc.	1.0%
Affiliated Managers Group, Inc.	1.0%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/AFMC to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Active Factor Mid Cap ETF (AFMC)

First Trust Active Factor Small Cap ETF
AFSM | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the First Trust Active Factor Small Cap ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/AFSM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Active Factor Small Cap ETF	$39	0.76%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.75%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$84,720,633
Total number of portfolio holdings	317
Portfolio turnover rate	51%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
TTM Technologies, Inc.	1.4%
Bloom Energy Corp., Class A	1.1%
Ames National Corp.	1.0%
Vicor Corp.	0.9%
Caledonia Mining Corp. PLC	0.9%
Peabody Energy Corp.	0.9%
GigaCloud Technology, Inc., Class A	0.9%
Interface, Inc.	0.9%
Hecla Mining Co.	0.9%
Viavi Solutions, Inc.	0.9%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/AFSM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Active Factor Small Cap ETF (AFSM)

First Trust Innovation Leaders ETF
ILDR | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the First Trust Innovation Leaders ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/ILDR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Innovation Leaders ETF	$38	0.76%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.75%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$220,607,401
Total number of portfolio holdings	76
Portfolio turnover rate	28%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
NVIDIA Corp.	7.3%
Amazon.com, Inc.	5.5%
Alphabet, Inc., Class A	5.4%
Eli Lilly & Co.	4.2%
Schneider Electric SE	4.0%
Broadcom, Inc.	3.9%
Microsoft Corp.	3.9%
Oracle Corp.	3.3%
Micron Technology, Inc.	2.7%
Siemens Energy AG	2.6%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/ILDR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Innovation Leaders ETF (ILDR)

First Trust Expanded Technology ETF
XPND | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the First Trust Expanded Technology ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XPND. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Expanded Technology ETF	$33	0.66%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$51,644,697
Total number of portfolio holdings	51
Portfolio turnover rate	21%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Cisco Systems, Inc.	4.7%
Meta Platforms, Inc., Class A	4.7%
NVIDIA Corp.	4.7%
Alphabet, Inc., Class A	4.6%
Visa, Inc., Class A	4.5%
Apple, Inc.	4.4%
Applied Materials, Inc.	4.4%
Mastercard, Inc., Class A	4.4%
Lam Research Corp.	4.4%
Netflix, Inc.	4.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/XPND to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Expanded Technology ETF (XPND)

First Trust Multi-Strategy Alternative ETF
LALT | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the First Trust Multi-Strategy Alternative ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/LALT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi-Strategy Alternative ETF	$11(1)	0.21%(1) (2) (3)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
(3)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.20%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$44,938,271
Total number of portfolio holdings	8
Portfolio turnover rate	7%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	99.8%
Net Other Assets and Liabilities	0.2%
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/LALT to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Multi-Strategy Alternative ETF (LALT)

FT Vest U.S. Equity Buffer ETF - January
FJAN | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - January (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FJAN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - January	$44	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$1,202,729,021
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	103.6%
Written Options	(4.6%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FJAN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Buffer ETF - January (FJAN)

FT Vest U.S. Equity
Deep Buffer ETF - January
DJAN | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - January (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DJAN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - January	$44	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$435,547,324
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	102.0%
Written Options	(3.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DJAN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Deep Buffer ETF - January (DJAN)

FT Vest U.S. Equity Buffer ETF - February
FFEB | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - February (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FFEB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - February	$44	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$1,134,676,547
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.2%
Purchased Options	104.1%
Written Options	(5.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FFEB to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Buffer ETF - February (FFEB)

FT Vest U.S. Equity
Deep Buffer ETF - February
DFEB | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - February (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DFEB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - February	$44	0.87%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$402,163,974
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.2%
Purchased Options	102.5%
Written Options	(3.6%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DFEB to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Deep Buffer ETF - February (DFEB)

FT Vest U.S. Equity Buffer ETF - March
FMAR | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - March (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FMAR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - March	$44	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$958,117,657
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.3%
Purchased Options	106.3%
Written Options	(6.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FMAR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Buffer ETF - March (FMAR)

FT Vest U.S. Equity
Deep Buffer ETF - March
DMAR | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - March (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DMAR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - March	$44	0.87%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$380,780,460
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.3%
Purchased Options	108.1%
Written Options	(8.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DMAR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Deep Buffer ETF - March (DMAR)

FT Vest U.S. Equity Buffer ETF - April
FAPR | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - April (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FAPR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - April	$43	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$992,636,455
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	111.2%
Written Options	(11.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FAPR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Buffer ETF - April (FAPR)

FT Vest U.S. Equity Deep
Buffer ETF - April
DAPR | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - April (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DAPR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - April	$43	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$291,439,724
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	114.9%
Written Options	(15.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DAPR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Deep Buffer ETF - April (DAPR)

FT Vest U.S. Equity Buffer ETF - May
FMAY | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - May (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FMAY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - May	$44	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$1,071,887,540
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.5%
Purchased Options	103.7%
Written Options	(4.1%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FMAY to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Buffer ETF - May (FMAY)

FT Vest U.S. Equity Deep Buffer ETF - May
DMAY | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - May (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DMAY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - May	$44	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$299,967,643
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.5%
Purchased Options	105.3%
Written Options	(5.7%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DMAY to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Deep Buffer ETF - May (DMAY)

FT Vest U.S. Equity Buffer ETF - June
FJUN | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - June (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FJUN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - June	$44	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$1,087,518,075
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.5%
Purchased Options	104.5%
Written Options	(4.9%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FJUN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Buffer ETF - June (FJUN)

FT Vest U.S. Equity Deep Buffer ETF - June
DJUN | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - June (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DJUN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - June	$44	0.87%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$281,609,657
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.5%
Purchased Options	106.3%
Written Options	(6.7%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DJUN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Deep Buffer ETF - June (DJUN)

FT Vest U.S. Equity Buffer ETF - July
FJUL | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - July (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FJUL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - July	$44	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$1,186,307,222
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	102.5%
Written Options	(3.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FJUL to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Buffer ETF - July (FJUL)

FT Vest U.S. Equity Deep Buffer ETF - July
DJUL | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - July (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DJUL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - July	$44	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$395,319,593
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	103.1%
Written Options	(3.6%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DJUL to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Deep Buffer ETF - July (DJUL)

FT Vest U.S. Equity Buffer ETF - August
FAUG | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - August (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FAUG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - August	$44	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$1,164,776,317
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	102.5%
Written Options	(3.1%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FAUG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Buffer ETF - August (FAUG)

FT Vest U.S. Equity
Deep Buffer ETF - August
DAUG | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - August (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DAUG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - August	$44	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$347,253,615
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	102.5%
Written Options	(3.1%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DAUG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Deep Buffer ETF - August (DAUG)

FT Vest U.S. Equity Buffer ETF - September
FSEP | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - September (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FSEP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - September	$44	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$1,157,711,154
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	102.4%
Written Options	(3.1%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FSEP to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Buffer ETF - September (FSEP)

FT Vest U.S. Equity
Deep Buffer ETF - September
DSEP | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - September (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DSEP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - September	$43	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$339,930,953
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	101.8%
Written Options	(2.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DSEP to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Deep Buffer ETF - September (DSEP)

FT Vest U.S. Equity Buffer ETF - October
FOCT | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - October (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FOCT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - October	$44	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$1,116,738,489
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	102.6%
Written Options	(3.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FOCT to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Buffer ETF - October (FOCT)

FT Vest U.S. Equity
Deep Buffer ETF - October
DOCT | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - October (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DOCT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - October	$44	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$374,127,407
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	102.1%
Written Options	(2.9%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DOCT to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Deep Buffer ETF - October (DOCT)

FT Vest U.S. Equity Buffer ETF - November
FNOV | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - November (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FNOV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - November	$44	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$1,158,615,901
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	103.0%
Written Options	(3.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FNOV to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Buffer ETF - November (FNOV)

FT Vest U.S. Equity
Deep Buffer ETF - November
DNOV | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - November (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DNOV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - November	$44	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$376,867,964
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	102.6%
Written Options	(3.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DNOV to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Deep Buffer ETF - November (DNOV)

FT Vest U.S. Equity Buffer ETF - December
FDEC | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - December (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDEC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - December	$44	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$1,263,814,000
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	103.4%
Written Options	(4.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FDEC to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Buffer ETF - December (FDEC)

FT Vest U.S. Equity
Deep Buffer ETF - December
DDEC | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - December (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DDEC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - December	$44	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$414,450,133
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	102.1%
Written Options	(3.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DDEC to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Deep Buffer ETF - December (DDEC)

FT Vest Buffered Allocation Defensive ETF
BUFT | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest Buffered Allocation Defensive ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Buffered Allocation Defensive ETF	$11(1)	0.21%(1) (2) (3)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
(3)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.20%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$140,054,421
Total number of portfolio holdings	8
Portfolio turnover rate	51%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/BUFT to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR, or Standard & Poor’s (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or results to be obtained by the Fund, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund.
FT Vest Buffered Allocation Defensive ETF (BUFT)

FT Vest Buffered Allocation Growth ETF
BUFG | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest Buffered Allocation Growth ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Buffered Allocation Growth ETF	$11(1)	0.21%(1) (2) (3)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
(3)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.20%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$299,271,134
Total number of portfolio holdings	8
Portfolio turnover rate	86%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/BUFG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR, or Standard & Poor’s (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or results to be obtained by the Fund, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund.
FT Vest Buffered Allocation Growth ETF (BUFG)

FT Vest Nasdaq-100® Conservative Buffer ETF - January
QCJA | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest Nasdaq-100® Conservative Buffer ETF - January (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QCJA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Conservative Buffer ETF - January	$47	0.92%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$80,321,348
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	104.9%
Written Options	(5.9%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/QCJA to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by Invesco QQQ TrustSM, Series 1, Invesco, or Nasdaq, Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Invesco QQQ TrustSM, Series 1. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest Nasdaq-100® Conservative Buffer ETF - January (QCJA)

FT Vest U.S. Equity
Enhance & Moderate Buffer ETF - January
XJAN | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XJAN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January	$43	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$41,512,115
Total number of portfolio holdings	6
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.2%
Purchased Options	110.7%
Written Options	(11.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/XJAN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January (XJAN)

FT Vest Nasdaq-100® Moderate
Buffer ETF - February
QMFE | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest Nasdaq-100® Moderate Buffer ETF - February (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QMFE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Moderate Buffer ETF - February	$47	0.92%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$37,458,832
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.2%
Purchased Options	106.1%
Written Options	(7.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/QMFE to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by Invesco QQQ TrustSM, Series 1, Invesco, or Nasdaq, Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Invesco QQQ TrustSM, Series 1. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest Nasdaq-100® Moderate Buffer ETF - February (QMFE)

FT Vest U.S. Equity
Enhance & Moderate Buffer ETF - February
XFEB | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XFEB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February	$44	0.87%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$38,686,374
Total number of portfolio holdings	6
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.2%
Purchased Options	112.3%
Written Options	(13.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/XFEB to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February (XFEB)

FT Vest International Equity Moderate
Buffer ETF - March
YMAR | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest International Equity Moderate Buffer ETF - March (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/YMAR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest International Equity Moderate Buffer ETF - March	$47	0.92%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$101,075,842
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	109.4%
Written Options	(9.7%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/YMAR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by iShares MSCI EAFE ETF, BFA, or MSCI Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the iShares MSCI EAFE ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest International Equity Moderate Buffer ETF - March (YMAR)

FT Vest Nasdaq-100® Buffer ETF - March
QMAR | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest Nasdaq-100® Buffer ETF - March (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QMAR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Buffer ETF - March	$46	0.91%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$467,167,474
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.3%
Purchased Options	107.7%
Written Options	(7.9%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/QMAR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by Invesco QQQ TrustSM, Series 1, Invesco, or Nasdaq, Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Invesco QQQ TrustSM, Series 1. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest Nasdaq-100® Buffer ETF - March (QMAR)

FT Vest U.S. Equity
Enhance & Moderate Buffer ETF - March
XMAR | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XMAR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March	$44	0.87%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$163,244,384
Total number of portfolio holdings	6
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	129.9%
Written Options	(30.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/XMAR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March (XMAR)

FT Vest Nasdaq-100® Conservative Buffer ETF - April
QCAP | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest Nasdaq-100® Conservative Buffer ETF - April (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QCAP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Conservative Buffer ETF - April	$46	0.92%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$38,243,307
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.3%
Purchased Options	120.1%
Written Options	(20.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/QCAP to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by Invesco QQQ TrustSM, Series 1, Invesco, or Nasdaq, Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Invesco QQQ TrustSM, Series 1. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest Nasdaq-100® Conservative Buffer ETF - April (QCAP)

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April
XAPR | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XAPR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April	$43	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$50,483,927
Total number of portfolio holdings	6
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.5%
Purchased Options	143.8%
Written Options	(44.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/XAPR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April (XAPR)

FT Vest Nasdaq-100® Moderate
Buffer ETF - May
QMMY | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest Nasdaq-100® Moderate Buffer ETF - May (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QMMY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Moderate Buffer ETF - May	$46	0.91%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$70,498,513
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	105.3%
Written Options	(5.6%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/QMMY to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by Invesco QQQ TrustSM, Series 1, Invesco, or Nasdaq, Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Invesco QQQ TrustSM, Series 1. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest Nasdaq-100® Moderate Buffer ETF - May (QMMY)

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May
XMAY | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XMAY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May	$43	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$18,461,065
Total number of portfolio holdings	6
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	122.1%
Written Options	(22.6%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/XMAY to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May (XMAY)

FT Vest International Equity Moderate Buffer ETF - June
YJUN | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest International Equity Moderate Buffer ETF - June (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/YJUN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest International Equity Moderate Buffer ETF - June	$47	0.91%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$143,798,786
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	109.3%
Written Options	(9.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/YJUN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by iShares MSCI EAFE ETF, BFA, or MSCI Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the iShares MSCI EAFE ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest International Equity Moderate Buffer ETF - June (YJUN)

FT Vest Nasdaq-100® Buffer ETF - June
QJUN | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest Nasdaq-100® Buffer ETF - June (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QJUN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Buffer ETF - June	$46	0.91%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$589,367,223
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.5%
Purchased Options	104.4%
Written Options	(4.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/QJUN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by Invesco QQQ TrustSM, Series 1, Invesco, or Nasdaq, Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Invesco QQQ TrustSM, Series 1. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest Nasdaq-100® Buffer ETF - June (QJUN)

FT Vest U.S. Equity
Enhance & Moderate Buffer ETF - June
XJUN | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XJUN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June	$44	0.87%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$137,545,994
Total number of portfolio holdings	6
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	123.4%
Written Options	(23.9%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/XJUN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June (XJUN)

FT Vest Nasdaq-100® Conservative Buffer ETF - July
QCJL | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest Nasdaq-100® Conservative Buffer ETF - July (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QCJL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Conservative Buffer ETF - July	$46	0.91%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$68,984,512
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	104.3%
Written Options	(4.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/QCJL to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by Invesco QQQ TrustSM, Series 1, Invesco, or Nasdaq, Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Invesco QQQ TrustSM, Series 1. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest Nasdaq-100® Conservative Buffer ETF - July (QCJL)

FT Vest U.S. Equity
Enhance & Moderate Buffer ETF - July
XJUL | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XJUL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July	$44	0.87%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$44,300,312
Total number of portfolio holdings	6
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	115.7%
Written Options	(16.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/XJUL to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July (XJUL)

FT Vest Nasdaq-100® Moderate
Buffer ETF - August
QMAG | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest Nasdaq-100® Moderate Buffer ETF - August (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QMAG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Moderate Buffer ETF - August	$46	0.91%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$59,168,431
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	103.7%
Written Options	(4.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/QMAG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by Invesco QQQ TrustSM, Series 1, Invesco, or Nasdaq, Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Invesco QQQ TrustSM, Series 1. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest Nasdaq-100® Moderate Buffer ETF - August (QMAG)

FT Vest U.S. Equity
Enhance & Moderate Buffer ETF - August
XAUG | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XAUG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August	$44	0.88%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$24,497,280
Total number of portfolio holdings	6
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	113.8%
Written Options	(14.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/XAUG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August (XAUG)

FT Vest International Equity Moderate Buffer ETF - September
YSEP | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest International Equity Moderate Buffer ETF - September (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/YSEP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest International Equity Moderate Buffer ETF - September	$47	0.91%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$127,529,899
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	105.4%
Written Options	(6.1%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/YSEP to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by iShares MSCI EAFE ETF, BFA, or MSCI Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the iShares MSCI EAFE ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest International Equity Moderate Buffer ETF - September (YSEP)

FT Vest Nasdaq-100® Buffer ETF - September
QSPT | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest Nasdaq-100® Buffer ETF - September (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QSPT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Buffer ETF - September	$46	0.91%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$506,793,731
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	103.5%
Written Options	(4.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/QSPT to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by Invesco QQQ TrustSM, Series 1, Invesco, or Nasdaq, Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Invesco QQQ TrustSM, Series 1. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest Nasdaq-100® Buffer ETF - September (QSPT)

FT Vest U.S. Equity Enhance
& Moderate Buffer ETF - September
XSEP | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XSEP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September	$44	0.87%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$100,242,511
Total number of portfolio holdings	6
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	111.0%
Written Options	(11.7%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/XSEP to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September (XSEP)

FT Vest Nasdaq-100® Conservative Buffer ETF - October
QCOC | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest Nasdaq-100® Conservative Buffer ETF - October (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QCOC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Conservative Buffer ETF - October	$46	0.91%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$76,255,484
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	103.7%
Written Options	(4.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/QCOC to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by Invesco QQQ TrustSM, Series 1, Invesco, or Nasdaq, Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Invesco QQQ TrustSM, Series 1. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest Nasdaq-100® Conservative Buffer ETF - October (QCOC)

FT Vest U.S. Equity
Enhance & Moderate Buffer ETF - October
XOCT | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XOCT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October	$44	0.87%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$75,951,500
Total number of portfolio holdings	6
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	111.7%
Written Options	(12.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/XOCT to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October (XOCT)

FT Vest Nasdaq-100® Moderate
Buffer ETF - November
QMNV | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest Nasdaq-100® Moderate Buffer ETF - November (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QMNV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Moderate Buffer ETF - November	$47	0.91%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$58,306,940
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	104.5%
Written Options	(5.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/QMNV to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by Invesco QQQ TrustSM, Series 1, Invesco, or Nasdaq, Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Invesco QQQ TrustSM, Series 1. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest Nasdaq-100® Moderate Buffer ETF - November (QMNV)

FT Vest U.S. Equity
Enhance & Moderate Buffer ETF - November
XNOV | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XNOV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November	$44	0.87%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$22,874,374
Total number of portfolio holdings	6
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	113.7%
Written Options	(14.6%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/XNOV to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November (XNOV)

FT Vest International Equity Moderate
Buffer ETF - December
YDEC | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest International Equity Moderate Buffer ETF - December (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/YDEC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest International Equity Moderate Buffer ETF - December	$47	0.91%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$144,525,301
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	105.3%
Written Options	(6.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/YDEC to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by iShares MSCI EAFE ETF, BFA, or MSCI Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the iShares MSCI EAFE ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest International Equity Moderate Buffer ETF - December (YDEC)

FT Vest Nasdaq-100® Buffer ETF - December
QDEC | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest Nasdaq-100® Buffer ETF - December (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QDEC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Buffer ETF - December	$47	0.91%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$606,672,052
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	105.0%
Written Options	(6.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/QDEC to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by Invesco QQQ TrustSM, Series 1, Invesco, or Nasdaq, Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Invesco QQQ TrustSM, Series 1. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest Nasdaq-100® Buffer ETF - December (QDEC)

FT Vest U.S. Equity
Enhance & Moderate Buffer ETF - December
XDEC | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XDEC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December	$44	0.87%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$168,805,628
Total number of portfolio holdings	6
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	111.5%
Written Options	(12.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/XDEC to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December (XDEC)

FT Vest Laddered International Moderate Buffer ETF
BUFY | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest Laddered International Moderate Buffer ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Laddered International Moderate Buffer ETF	$6(1)	0.11%(1) (2) (3)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
(3)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.10%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$75,766,479
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/BUFY to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by iShares MSCI EAFE ETF, BFA, or MSCI Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or results to be obtained by the Fund, shareholders or any other person or entity from use of the iShares MSCI EAFE ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund.
FT Vest Laddered International Moderate Buffer ETF (BUFY)

FT Vest Laddered Enhance & Moderate Buffer ETF
BUFX | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest Laddered Enhance & Moderate Buffer ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Laddered Enhance & Moderate Buffer ETF	$5(1)	0.10%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$9,614,084
Total number of portfolio holdings	13
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/BUFX to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR, or Standard & Poor’s (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or results to be obtained by the Fund, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund.
FT Vest Laddered Enhance & Moderate Buffer ETF (BUFX)

FT Vest Laddered Buffer ETF
BUFR | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest Laddered Buffer ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Laddered Buffer ETF	$6(1)	0.11%(1) (2) (3)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
(3)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.10%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$8,656,205,728
Total number of portfolio holdings	13
Portfolio turnover rate	1%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/BUFR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR, or Standard & Poor’s (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or results to be obtained by the Fund, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund.
FT Vest Laddered Buffer ETF (BUFR)

FT Vest Laddered Deep Buffer ETF
BUFD | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest Laddered Deep Buffer ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Laddered Deep Buffer ETF	$6(1)	0.11%(1) (2) (3)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
(3)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.10%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$1,703,631,679
Total number of portfolio holdings	13
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/BUFD to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR, or Standard & Poor’s (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or results to be obtained by the Fund, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund.
FT Vest Laddered Deep Buffer ETF (BUFD)

FT Vest Laddered Nasdaq Buffer ETF
BUFQ | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest Laddered Nasdaq Buffer ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFQ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Laddered Nasdaq Buffer ETF	$6(1)	0.11%(1) (2) (3)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
(3)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.10%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$1,193,544,318
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/BUFQ to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by Invesco QQQ TrustSM, Series 1, Invesco, or Nasdaq, Inc. or their affiliates. Invesco QQQ TrustSM, Series 1, Invesco, or Nasdaq, Inc. or their affiliates have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange Options® (“FLEX Options”). Invesco QQQ TrustSM, Series 1, Invesco, or Nasdaq, Inc. or their affiliates make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the QQQ. Invesco QQQ TrustSM, Series 1, Invesco, or Nasdaq, Inc. or their affiliates have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest Laddered Nasdaq Buffer ETF (BUFQ)

FT Vest U.S. Equity
Moderate Buffer ETF - January
GJAN | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - January (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GJAN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - January	$44	0.87%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$453,284,772
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	103.5%
Written Options	(4.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/GJAN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Moderate Buffer ETF - January (GJAN)

FT Vest U.S. Equity
Moderate Buffer ETF - February
GFEB | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - February (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GFEB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - February	$44	0.87%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$331,665,708
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.2%
Purchased Options	104.0%
Written Options	(5.1%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/GFEB to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Moderate Buffer ETF - February (GFEB)

FT Vest U.S. Small Cap
Moderate Buffer ETF - February
SFEB | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest U.S. Small Cap Moderate Buffer ETF - February (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SFEB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Small Cap Moderate Buffer ETF - February	$47	0.91%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$96,715,560
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.2%
Purchased Options	105.5%
Written Options	(6.6%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/SFEB to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by iShares Russell 2000 ETF, BFA, or Russell (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the iShares Russell 2000 ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Small Cap Moderate Buffer ETF - February (SFEB)

FT Vest U.S. Equity Buffer & Premium Income ETF - March
XIMR | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer & Premium Income ETF - March (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XIMR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer & Premium Income ETF - March	$44	0.87%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$31,065,606
Total number of portfolio holdings	6
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	0.5%
Money Market Funds	0.8%
Purchased Options	120.3%
Written Options	(21.4%)
Net Other Assets and Liabilities	(0.2%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/XIMR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Buffer & Premium Income ETF - March (XIMR)

FT Vest U.S. Equity
Moderate Buffer ETF - March
GMAR | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - March (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GMAR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - March	$44	0.87%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$348,372,957
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	108.5%
Written Options	(8.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/GMAR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Moderate Buffer ETF - March (GMAR)

FT Vest U.S. Equity
Moderate Buffer ETF - April
GAPR | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - April (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GAPR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - April	$43	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$255,993,055
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	114.3%
Written Options	(14.6%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/GAPR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Moderate Buffer ETF - April (GAPR)

FT Vest U.S. Equity
Moderate Buffer ETF - May
GMAY | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - May (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GMAY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - May	$44	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$297,912,854
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	105.5%
Written Options	(5.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/GMAY to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Moderate Buffer ETF - May (GMAY)

FT Vest U.S. Small Cap
Moderate Buffer ETF - May
SMAY | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest U.S. Small Cap Moderate Buffer ETF - May (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SMAY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Small Cap Moderate Buffer ETF - May	$47	0.92%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$85,021,543
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.5%
Purchased Options	109.7%
Written Options	(10.1%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/SMAY to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by iShares Russell 2000 ETF, BFA, or Russell (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the iShares Russell 2000 ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Small Cap Moderate Buffer ETF - May (SMAY)

FT Vest U.S. Equity Buffer & Premium Income ETF - June
XIJN | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer & Premium Income ETF - June (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XIJN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer & Premium Income ETF - June	$43	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$44,713,871
Total number of portfolio holdings	9
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	2.3%
Money Market Funds	0.7%
Purchased Options	114.7%
Written Options	(17.6%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/XIJN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Buffer & Premium Income ETF - June (XIJN)

FT Vest U.S. Equity
Moderate Buffer ETF - June
GJUN | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - June (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GJUN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - June	$43	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$330,323,287
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.5%
Purchased Options	106.3%
Written Options	(6.7%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/GJUN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Moderate Buffer ETF - June (GJUN)

FT Vest U.S. Equity
Moderate Buffer ETF - July
GJUL | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - July (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GJUL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - July	$44	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$396,740,553
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	103.4%
Written Options	(3.9%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/GJUL to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Moderate Buffer ETF - July (GJUL)

FT Vest U.S. Equity
Moderate Buffer ETF - August
GAUG | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - August (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GAUG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - August	$44	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$301,773,787
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	103.1%
Written Options	(3.7%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/GAUG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Moderate Buffer ETF - August (GAUG)

FT Vest U.S. Small Cap
Moderate Buffer ETF - August
SAUG | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest U.S. Small Cap Moderate Buffer ETF - August (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SAUG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Small Cap Moderate Buffer ETF - August	$47	0.91%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$97,410,345
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	106.8%
Written Options	(7.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/SAUG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by iShares Russell 2000 ETF, BFA, or Russell (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the iShares Russell 2000 ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Small Cap Moderate Buffer ETF - August (SAUG)

FT Vest U.S. Equity
Buffer & Premium Income ETF - September
XISE | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer & Premium Income ETF - September (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XISE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer & Premium Income ETF - September	$44	0.87%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$54,555,228
Total number of portfolio holdings	12
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	3.4%
Money Market Funds	1.1%
Purchased Options	106.0%
Written Options	(10.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/XISE to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Buffer & Premium Income ETF - September (XISE)

FT Vest U.S. Equity
Moderate Buffer ETF - September
GSEP | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - September (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GSEP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - September	$43	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$473,175,192
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	102.6%
Written Options	(3.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/GSEP to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Moderate Buffer ETF - September (GSEP)

FT Vest U.S. Equity
Moderate Buffer ETF - October
GOCT | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - October (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GOCT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - October	$44	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$326,749,977
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	102.9%
Written Options	(3.6%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/GOCT to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Moderate Buffer ETF - October (GOCT)

FT Vest U.S. Equity
Moderate Buffer ETF - November
GNOV | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - November (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GNOV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - November	$44	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$307,486,109
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	103.5%
Written Options	(4.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/GNOV to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Moderate Buffer ETF - November (GNOV)

FT Vest U.S. Small Cap
Moderate Buffer ETF - November
SNOV | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest U.S. Small Cap Moderate Buffer ETF - November (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SNOV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Small Cap Moderate Buffer ETF - November	$46	0.91%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$114,762,738
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	106.6%
Written Options	(7.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/SNOV to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by iShares Russell 2000 ETF, BFA, or Russell (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the iShares Russell 2000 ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Small Cap Moderate Buffer ETF - November (SNOV)

FT Vest U.S. Equity
Buffer & Premium Income ETF - December
XIDE | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer & Premium Income ETF - December (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XIDE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer & Premium Income ETF - December	$44	0.87%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$24,123,635
Total number of portfolio holdings	14
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	5.1%
Money Market Funds	1.4%
Purchased Options	104.8%
Written Options	(11.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/XIDE to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Buffer & Premium Income ETF - December (XIDE)

FT Vest U.S. Equity
Moderate Buffer ETF - December
GDEC | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - December (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GDEC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - December	$44	0.87%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$498,869,415
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	103.3%
Written Options	(4.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/GDEC to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Moderate Buffer ETF - December (GDEC)

FT Vest Laddered Moderate Buffer ETF
BUFZ | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest Laddered Moderate Buffer ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFZ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Laddered Moderate Buffer ETF	$6(1)	0.11%(1) (2) (3)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
(3)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.10%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$844,268,261
Total number of portfolio holdings	13
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/BUFZ to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR, or Standard & Poor’s (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or results to be obtained by the Fund, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund.
FT Vest Laddered Moderate Buffer ETF (BUFZ)

FT Vest Laddered Small Cap Moderate Buffer ETF
BUFS | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the FT Vest Laddered Small Cap Moderate Buffer ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Laddered Small Cap Moderate Buffer ETF	$6(1)	0.11%(1) (2) (3)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
(3)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.10%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$129,156,003
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/BUFS to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by iShares Russell 2000 ETF, BFA, or Russell (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or results to be obtained by the Fund, shareholders or any other person or entity from use of the iShares Russell 2000 ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund.
FT Vest Laddered Small Cap Moderate Buffer ETF (BUFS)

First Trust SkyBridge
Crypto Industry and Digital Economy ETF
CRPT | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the First Trust SkyBridge Crypto Industry and Digital Economy ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/CRPT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust SkyBridge Crypto Industry and Digital Economy ETF	$34	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$94,030,649
Total number of portfolio holdings	24
Portfolio turnover rate	139%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Metaplanet, Inc.	15.0%
Robinhood Markets, Inc., Class A	7.1%
iShares Bitcoin Trust ETF	5.2%
Coinbase Global, Inc., Class A	5.2%
Fidelity Wise Origin Bitcoin Fund	4.8%
Strategy, Inc.	4.7%
VanEck Bitcoin ETF	4.4%
Invesco Galaxy Bitcoin ETF	4.4%
Bitwise Bitcoin ETF	4.4%
Riot Platforms, Inc.	4.1%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/CRPT to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)

First Trust Multi-Manager
Large Growth ETF
MMLG | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the First Trust Multi-Manager Large Growth ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MMLG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi-Manager Large Growth ETF	$42	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$82,701,097
Total number of portfolio holdings	74
Portfolio turnover rate	28%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
NVIDIA Corp.	12.7%
Alphabet, Inc., Class A	5.3%
Microsoft Corp.	5.1%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	4.7%
Broadcom, Inc.	4.5%
Apple, Inc.	4.2%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	2.8%
Shopify, Inc., Class A	2.8%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2.6%
Sector Allocation
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/MMLG or upon request at 1-800-621-1675 or info@ftportfolios.com.
At a meeting held on March 9, 2026, the Board of Directors for MMLG approved a change in the Fund’s name and investment policy. This change is expected to occur on or around June 5, 2026. The Fund’s name will change to “First Trust Active Factor Large Cap Growth ETF,” and the Fund’s ticker will change to “AFGR.”
In connection with the changes described above, the Fund’s principal investment strategies will be revised such that the Fund will no longer utilize a multi-manager structure to provide exposure to the large capitalization growth segment of the equity market through the blending of multiple sub-advisor portfolio management teams. The Fund will instead be managed by First Trust Advisors L.P., the Fund’s investment advisor, and will primarily rely on a multi-factor quantitative methodology with active risk management to construct a portfolio of U.S.-listed equity securities issued by large capitalization growth companies exhibiting exposures to one or more investing factors, including: momentum, quality and growth. Pursuant to this new strategy, under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities issued by large capitalization growth companies. Further, the Fund’s annual unitary management fee will be reduced to 0.65% of the Fund’s average daily net assets, and the Fund will no longer have sub-advisors.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/MMLG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Multi-Manager Large Growth ETF (MMLG)

First Trust Multi-Manager
Small Cap Opportunities ETF
MMSC | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the First Trust Multi-Manager Small Cap Opportunities ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MMSC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi-Manager Small Cap Opportunities ETF	$51	0.96%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.95%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$45,523,446
Total number of portfolio holdings	202
Portfolio turnover rate	47%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
MACOM Technology Solutions Holdings, Inc.	1.7%
VSE Corp.	1.6%
Fabrinet	1.4%
Bloom Energy Corp., Class A	1.4%
nLight, Inc.	1.3%
Praxis Precision Medicines, Inc.	1.1%
RBC Bearings, Inc.	1.1%
EZCORP, Inc., Class A	1.0%
FirstCash Holdings, Inc.	1.0%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	1.0%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/MMSC to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)

First Trust Smith Opportunistic
Fixed Income ETF
FIXD | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the First Trust Smith Opportunistic Fixed Income ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FIXD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Smith Opportunistic Fixed Income ETF	$33(1)	0.66%(1) (2) (3)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
(3)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$3,490,439,085
Total number of portfolio holdings	446
Portfolio turnover rate	87%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
U.S. Treasury Bond, 4.63%, 11/15/55	4.4%
U.S. Treasury Bond, 4.63%, 11/15/45	3.4%
U.S. Treasury Note, 3.75%, 10/31/32	3.0%
U.S. Treasury Bond, 4.88%, 08/15/45	2.6%
U.S. Treasury Note, 4.13%, 10/31/29	2.6%
U.S. Treasury Bond, 4.75%, 08/15/55	2.2%
U.S. Treasury Note, 3.75%, 01/31/31	2.1%
U.S. Treasury Note, 4.00%, 05/31/30	1.8%
U.S. Treasury Note, 4.13%, 02/15/36	1.7%
U.S. Treasury Inflation Indexed Bond, 1.63%, 10/15/29	1.1%
Credit Quality (1)
(1) Credit Quality is a measure of credit worthiness and risk of a bond or portfolio, based on the issuer’s financial condition. AAA/Aaa is the highest and D is lowest. If applicable, the Pre-Refunded/Agency category includes bonds which are deemed high-quality investment-grade by the Advisor. If applicable, the Not Rated category includes bonds that are not rated by a Nationally Recognized Statistical Rating Organization. Composite Rating Source: Bloomberg L.P., ratings presented are a blend of a security’s Moody’s, S&P, Fitch and DBRS ratings. The rating agencies are evenly weighted when calculating the composite. Ratings presented may differ when viewed on an agency-by-agency basis.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FIXD to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Smith Opportunistic Fixed Income ETF (FIXD)

First Trust Smith Unconstrained Bond ETF
UCON | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the First Trust Smith Unconstrained Bond ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/UCON. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Smith Unconstrained Bond ETF	$43(1)	0.86%(1) (2) (3)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
(3)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$3,259,626,329
Total number of portfolio holdings	454
Portfolio turnover rate	81%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
U.S. Treasury Note, 4.25%, 01/31/30	2.7%
U.S. Treasury Note, 3.75%, 01/31/31	2.5%
U.S. Treasury Bond, 4.63%, 11/15/45	2.2%
U.S. Treasury Bond, 4.63%, 11/15/55	2.2%
U.S. Treasury Note, 4.00%, 05/31/30	2.0%
U.S. Treasury Inflation Indexed Bond, 1.63%, 10/15/29	2.0%
U.S. Treasury Note, 3.63%, 08/31/27	1.7%
U.S. Treasury Note, 4.13%, 02/15/36	1.7%
U.S. Treasury Note, 3.50%, 10/31/27	1.5%
Dreyfus Government Cash Management Fund, Institutional Shares, Class I, 3.55%	1.5%
Credit Quality (1)
(1) Credit Quality is a measure of credit worthiness and risk of a bond or portfolio, based on the issuer’s financial condition. AAA/Aaa is the highest and D is lowest. If applicable, the Pre-Refunded/Agency category includes bonds which are deemed high-quality investment-grade by the Advisor. If applicable, the Not Rated category includes bonds that are not rated by a Nationally Recognized Statistical Rating Organization. Composite Rating Source: Bloomberg L.P., ratings presented are a blend of a security’s Moody’s, S&P, Fitch and DBRS ratings. The rating agencies are evenly weighted when calculating the composite. Ratings presented may differ when viewed on an agency-by-agency basis.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/UCON to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Smith Unconstrained Bond ETF (UCON)

First Trust Securitized Plus ETF
DEED | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the First Trust Securitized Plus ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DEED. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Securitized Plus ETF	$37(1)	0.73%(1) (2) (3)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
(3)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.71%.
KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$87,607,860
Total number of portfolio holdings	153
Portfolio turnover rate	56%
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 3.54%	4.8%
Federal National Mortgage Association, TBA, 6.00%, 03/15/56	3.8%
Government National Mortgage Association, MA7192, 2.00%, 02/20/51	2.3%
U.S. Treasury Bills, 0.00%, 03/12/26	1.6%
Gracie Point International Funding LLC, Series 2025-1A, Class D, 8.18%, 08/15/28	1.5%
Federal National Mortgage Association, Series 2025-49, Class FA, 4.47%, 06/25/55	1.4%
Federal National Mortgage Association, AL9394, 3.00%, 11/01/46	1.4%
Federal Home Loan Mortgage Corporation, SL1523, 3.50%, 07/01/50	1.4%
Federal Home Loan Mortgage Corporation Seasoned Loans Structured Transaction Trust, Series 2025-1, Class YF, 4.77%, 05/25/35	1.4%
Federal Home Loan Mortgage Corporation, SL1390, 4.00%, 07/01/50	1.4%
Credit Quality (1)
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody's Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the lowest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the fund, and not to the fund or its shares. If applicable, U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under "Government/Agency." Credit ratings are subject to change.
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DEED or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective February 1, 2026, the Board of Trustees has approved a permanent contractual reduction of the annual unitary management fee for the Fund. The annual unitary management fee for the Fund is now 0.65%. Additionally, under the Fund's new fee structure, the Fund will not be eligible for any breakpoint discounts described in the Fund's prospectus or statement of additional information.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DEED to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Securitized Plus ETF (DEED)

(b)	Not applicable.

Item 2. Code of Ethics.

The First Trust Exchange-Traded Fund VIII (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”). During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the currently effective Code of Ethics will be filed with the Registrant’s annual Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to semi-annual reports on Form N-CSR.

(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7 of this Form N-CSR.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Following is a copy of the semi-annual financial statement(s) required, and for the periods specified, by Regulation S-X.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended February 28, 2026

First Trust Exchange-Traded Fund VIII

First Trust Income Opportunities ETF (FCEF)
First Trust Flexible Municipal High Income ETF (MFLX)
First Trust Low Duration Strategic Focus ETF (LDSF)

First Trust Exchange-Traded Fund VIII
Semi-Annual Financial Statements and Other Information
February 28, 2026
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund VIII (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective(s). Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Income Opportunities ETF (FCEF)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
CLOSED-END FUNDS — 90.6%
	Capital Markets — 90.6%
82,206	abrdn Global Infrastructure Income Fund	$2,079,812
28,763	abrdn Healthcare Investors	550,811
87,253	abrdn Healthcare Opportunities Fund	1,683,110
56,837	abrdn Life Sciences Investors	946,336
42,706	Adams Natural Resources Fund, Inc.	1,118,043
126,200	Angel Oak Financial Strategies Income Term Trust	1,662,054
16,160	Bancroft Fund Ltd.	368,125
69,294	BlackRock Capital Allocation Term Trust	1,051,883
96,844	BlackRock Core Bond Trust	927,766
102,645	BlackRock Credit Allocation Income Trust	1,089,063
48,362	BlackRock Enhanced Large Cap Core Fund, Inc.	1,098,301
22,371	BlackRock Health Sciences Trust	953,452
80,263	BlackRock Income Trust, Inc.	895,735
70,702	BlackRock Multi-Sector Income Trust	922,661
48,377	BlackRock Resources & Commodities Strategy Trust	655,992
49,207	BlackRock Science & Technology Trust	1,977,629
12,139	BlackRock Utilities Infrastructure & Power Opportunities Trust	371,332
111,621	Brookfield Real Assets Income Fund, Inc.	1,502,419
31,343	Central Securities Corp.	1,649,269
77,756	Cohen & Steers Infrastructure Fund, Inc.	2,105,632
57,426	Cohen & Steers Quality Income Realty Fund, Inc.	764,340
28,367	Cohen & Steers Tax-Advantaged Preferred Securities & Income Fund	560,248
24,269	DoubleLine Yield Opportunities Fund	356,269
78,321	Duff & Phelps Utility and Infrastructure Fund, Inc.	1,155,235
59,394	Eaton Vance Short Duration Diversified Income Fund	647,395
88,787	Eaton Vance Tax-Advantaged Dividend Income Fund	2,337,762
109,966	Eaton Vance Tax-Advantaged Global Dividend Income Fund	2,533,617
Shares	Description	Value

	Capital Markets (Continued)
80,720	Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	$2,437,744
252,034	FS Credit Opportunities Corp.	1,255,129
78,080	Gabelli Dividend & Income (The) Trust	2,254,170
22,508	General American Investors Co., Inc.	1,390,769
83,823	John Hancock Premium Dividend Fund	1,138,316
96,043	John Hancock Tax-Advantaged Dividend Income Fund	2,484,632
68,192	Kayne Anderson Energy Infrastructure Fund	973,100
131,844	Nuveen Credit Strategies Income Fund	644,717
85,208	Nuveen Floating Rate Income Fund	645,877
20,001	Nuveen Mortgage and Income Fund	368,618
79,704	Nuveen Multi-Asset Income Fund	1,100,712
39,313	Nuveen NASDAQ 100 Dynamic Overwrite Fund	1,096,440
114,207	Nuveen Preferred & Income Opportunities Fund	937,639
13,326	Nuveen Real Asset Income and Growth Fund	177,103
43,855	Nuveen Taxable Municipal Income Fund	718,783
83,784	Nuveen Variable Rate Preferred & Income Fund	1,649,707
97,700	PGIM Global High Yield Fund, Inc.	1,245,675
20,734	PIMCO Access Income Fund	321,999
39,824	PIMCO Dynamic Income Opportunities Fund	555,545
83,883	PIMCO Dynamic Income Strategy Fund	1,694,437
36,864	Reaves Utility Income Fund	1,540,915
31,188	Royce Micro-Cap Trust, Inc.	380,805
81,371	Royce Small-Cap Trust, Inc.	1,493,972
40,415	Source Capital	1,949,215
26,824	Templeton Emerging Markets Fund	557,939
57,731	Tri-Continental Corp.	1,910,319
31,899	Virtus Artificial Intelligence & Technology Opportunities Fund	734,315
20,505	Virtus Equity & Convertible Income Fund	520,827
117,640	Western Asset Diversified Income Fund	1,644,607
See Notes to Financial Statements

First Trust Income Opportunities ETF (FCEF)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Shares	Description	Value
CLOSED-END FUNDS (Continued)
	Capital Markets (Continued)
84,574	Western Asset High Income Opportunity Fund, Inc.	$317,153
214,036	Western Asset Inflation-Linked Opportunities & Income Fund	1,864,254
	Total Closed-End Funds	67,969,724
	(Cost $62,105,084)
EXCHANGE-TRADED FUNDS — 4.4%
	Capital Markets — 4.4%
8,151	BNY Mellon Global Infrastructure Income ETF	376,984
111,430	Invesco Variable Rate Investment Grade ETF	2,798,007
7,034	Tortoise Electrification Infrastructure ETF	160,727
	Total Exchange-Traded Funds	3,335,718
	(Cost $3,225,129)
RIGHTS — 0.0%
	Capital Markets — 0.0%
13,328	Nuveen Real Asset Income and Growth Fund, expiring 03/10/2026 (a) (b)	371
	(Cost $0)
MONEY MARKET FUNDS — 5.2%
3,899,362	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.54% (c)	3,899,362
	(Cost $3,899,362)

	Total Investments — 100.2%	75,205,175
	(Cost $69,229,575)
	Net Other Assets and Liabilities — (0.2)%	(165,798)
	Net Assets — 100.0%	$75,039,377

(a)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Closed-End Funds*	$67,969,724	$67,969,724	$—	$—
Exchange-Traded Funds*	3,335,718	3,335,718	—	—
Rights*	371	371	—	—
Money Market Funds	3,899,362	3,899,362	—	—
Total Investments	$75,205,175	$75,205,175	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Flexible Municipal High Income ETF (MFLX)
Portfolio of Investments
February 28, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS — 91.8%
	Alabama — 4.1%
$250,000	Black Belt Energy Gas Dist AL Gas Proj Rev Bonds Proj No 7, Ser C-1 (Mandatory put 12/01/26)	4.00%	10/01/52	$252,307
450,000	Jefferson Cnty AL Swr Rev Warrants Ref Warrants	5.25%	10/01/42	499,336
				751,643
	Arizona — 5.4%
275,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (a)	4.00%	07/15/37	265,041
250,000	AZ St Indl Dev Auth Edu Rev Somerset Acdmy of LV Aliante & Skye Canyon Cmps Proj, Ser A (a)	4.00%	12/15/51	199,401
250,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Equitable Sch Revolving Fund Sustainable Bonds, Ser A	5.50%	11/01/51	268,586
250,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Equitable Sch Revolving Fund Sustainable Bonds, Ser A	5.00%	11/01/54	255,900
				988,928
	Arkansas — 0.6%
100,000	AR Dev Fin Auth Envrnmntl Rev Sustainable Bond US Steel Corp Proj, AMT	5.45%	09/01/52	100,849
	California — 1.2%
250,000	Elk Grove CA Fin Auth Spl Tax Rev Cmnty Facs Dt No 2005-1 Laguna Ridge	4.00%	09/01/50	218,896
	Colorado — 1.4%
250,000	CO St Hlth Facs Auth Rev Ref Frasier Proj, Ser 2023A	4.00%	05/15/41	246,964
	Florida — 13.2%
250,000	Black Creek FL CDD Spl Assmnt Expansion Area Proj	5.13%	06/15/32	270,109
275,000	Capital Projs Fin Auth FL Eductnl Facs Rev Kissimmee Chrt Acdmy Proj (a)	6.50%	06/15/54	282,779
250,000	Capital Trust Auth FL Rev Aids Hlthcare Fndtn Oblig Grp, Ser A	5.25%	12/01/55	252,114
250,000	Charlotte Cnty FL Indl Dev Auth Util Sys Rev Town & Country Utils Proj, Ser A, AMT (a)	4.00%	10/01/51	207,892
225,000	Cypress Mill CDD FL Spl Assmnt 2023 Proj	5.00%	05/01/43	232,508
250,000	FL Dev Fin Corp Hlthcare Facs Rev Tampa General Hosp Proj, Ser A	5.00%	08/01/47	261,923
250,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Lakewood Ranch SE Proj	6.00%	05/01/56	259,784
250,000	Ridge at Apopka CDD FL Spl Assmnt, Ser 22	5.38%	05/01/42	260,300
155,000	Sarasota Natl FL CDD Spl Assmnt Ref	4.00%	05/01/39	156,371
250,000	Sawyers Landing CDD FL Spl Assmnt Rev	4.25%	05/01/53	217,802
				2,401,582
	Georgia — 1.4%
250,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 12/01/29)	4.00%	09/01/52	258,884
	Illinois — 1.4%
250,000	IL St, Ser A	4.00%	03/01/38	253,184
	Indiana — 1.7%
300,000	Indianapolis IN Loc Pub Impt Bond Bank Sr Convention Ctr Hotel, Ser E	6.00%	03/01/53	314,433
	Iowa — 4.4%
260,000	Dallas Ctr IA Grimes Cmnty Sch Dist	3.00%	05/01/39	246,061
See Notes to Financial Statements

First Trust Flexible Municipal High Income ETF (MFLX)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Iowa (Continued)
$250,000	IA St Fin Auth Midwstrn Disaster Area Rev Ref IA Fertilizer Co Proj (Pre-refunded maturity 12/01/32)	5.00%	12/01/50	$291,893
250,000	IA St Fin Auth Sr Living Fac Rev Presbyterian Homes Mill Pond Proj Ref	5.50%	10/01/45	257,691
				795,645
	Kansas — 1.4%
250,000	Wyandotte Cnty KS Kansas City Unif Govt Spl Oblg Rev Ref Vlg E Proj Areas 2B 3 5 (a)	5.75%	09/01/39	259,732
	Maine — 3.3%
300,000	ME St Fin Auth Sol Wst Disp Rev Casella Wst Sys Inc Proj Remk, Ser R-3, AMT (a)	5.00%	08/01/35	325,093
250,000	ME St Fin Auth Univ of New England Issue	5.50%	07/01/55	266,458
				591,551
	Maryland — 1.4%
250,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Kennedy Kriegern Issue, Ser A	5.50%	07/01/56	260,907
	Massachusetts — 1.7%
300,000	MA St Dev Fin Agy Rev Tufts Univ Stdt Hsg Proj Prg Medford Properties Inc	5.25%	06/01/60	314,059
	Missouri — 2.7%
250,000	Kansas City MO Indl Dev Auth Econ Activity Tax Rev Historic NE Redev Plan, Ser A-1 (a)	5.00%	06/01/54	245,587
250,000	St Charles Cnty MO Pub Wtr Sply Dist #2 Pub Wtr Sply Dist No 2, COPS	4.00%	12/01/44	248,221
				493,808
	New Hampshire — 1.7%
300,000	NH St Busn Fin Auth Wtr Fac Rev Pennichuck Wtr Wks Inc Proj, Ser A, AMT	5.38%	04/01/49	304,844
	New York — 6.1%
299,262	Dutchess Cnty NY Loc Dev Corp Mf Mtebs Sustainable Bonds Tomopkins Terrace Hsg LP Proj	5.00%	10/01/40	333,133
250,000	NY St Dorm Auth St Personal Income Tax Rev Ref, Ser C	5.25%	03/15/47	272,998
250,000	NY St Transprtn Dev Corp Spl Fac Rev Sustainable Bond JFK Intl Arpt New Terminal, AMT	5.25%	06/30/49	254,870
250,000	Suffolk Regl Off-Track Betting Corp NY Rev	5.75%	12/01/44	258,261
				1,119,262
	North Carolina — 2.8%
250,000	NC St Med Care Commn Hlth Care Facs Rev Lutheran Svcs For the Aging Ref, Ser A	4.00%	03/01/41	248,455
250,000	NC St Med Care Commn Retmnt Facs Rev NC Med Care Commn Ref	5.38%	10/01/45	257,265
				505,720
	Ohio — 4.6%
500,000	Columbus OH Regl Arpt Auth Rev Ref John Glenn Columbus Intl Arpt, Ser A, AMT	5.50%	01/01/50	533,232
300,000	Hamilton Cnty OH Hlth Care Rev Ref Life Enriching Cmntys Proj	5.25%	01/01/45	311,737
				844,969
	Pennsylvania — 1.7%
300,000	Erie PA Swr Auth, BAM	5.00%	12/01/46	311,223
See Notes to Financial Statements

First Trust Flexible Municipal High Income ETF (MFLX)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Puerto Rico — 2.8%
$250,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/35	$254,291
250,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured Converted, Ser A-2	4.33%	07/01/40	250,517
				504,808
	South Carolina — 4.7%
300,000	Charleston Cnty SC Arpt Dist Arpt Sys Rev, Ser A, AMT	5.25%	07/01/42	331,246
250,000	Patriots Energy Grp Fing Agy SC Gas Sply Rev Ref Var, Ser B-1 (Mandatory put 03/01/31)	5.25%	02/01/54	273,778
250,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Rolling Green Vlg Proj, Ser A	5.75%	12/01/60	251,502
				856,526
	Texas — 7.4%
250,000	Crandall TX Spl Assmnt Rev Cartwright Ranch Pub Impt Dt Impt Area #1 Proj (a)	4.25%	09/15/41	244,701
250,000	Georgetown TX Util Sys Rev, BAM	4.00%	08/15/49	232,342
250,000	Houston TX Arpt Sys Rev Subord Lien, Ser A, AMT	5.50%	07/01/45	275,325
250,000	TX St Muni Gas Acq & Sply Corp IV, Ser B (Mandatory put 01/01/34)	5.50%	01/01/54	282,849
300,000	TX Wtr Dev Brd Rev Master Trust	5.00%	10/15/60	312,771
				1,347,988
	Vermont — 1.7%
315,000	VT St Econ Dev Auth Mtge Rev Ref Wake Robin Corp Proj, Ser A	4.00%	05/01/37	313,669
	Virginia — 1.4%
250,000	VA St Small Busn Fing Auth Rsdl Fac Care Rev Ref Lifespire of VA, Ser A	5.50%	12/01/54	258,982
	Washington — 4.5%
300,000	Skagit Cnty WA Pub Hosp Dist #1	5.50%	12/01/54	308,448
250,000	WA St Hlth Care Facs Auth Ref Commonspirit Hlth, Ser A	5.50%	09/01/55	266,868
250,000	WA St Hsg Fin Commn Nonprofit Rev Radford Court & Nordheim Court Portfolio	5.50%	07/01/59	249,960
				825,276
	Wisconsin — 7.1%
250,000	Pub Fin Auth WI Chrt Sch Rev Founders of Acdmy Las Vegas Proj, Ser A (a)	5.00%	07/01/55	219,010
250,000	Pub Fin Auth WI Stdt Hsg Rev Ref Cmps Real Estate Holding Corp LLC Proj, Ser A	5.50%	06/01/55	254,483
255,000	Pub Fin Auth WI Stdt Hsg Rev Sr KSU Bixby Real Estate Fdtn LLC Proj, Ser A	5.25%	06/15/55	257,814
300,000	Pub Fin Auth WI Tax Incr Rev Miami Worldcenter Proj, Ser A (a)	5.00%	06/01/41	307,065
250,000	Pub Fin Auth WI Toll Rev Sr GA Sr 400 Express Lanes Proj, AMT	5.75%	06/30/60	262,103
				1,300,475
	Total Municipal Bonds			16,744,807
	(Cost $15,899,709)

Shares	Description	Value
CLOSED-END FUNDS — 6.9%
	Capital Markets — 6.9%
17,704	BlackRock MuniHoldings Fund, Inc.	211,032
See Notes to Financial Statements

First Trust Flexible Municipal High Income ETF (MFLX)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Shares	Description	Value
CLOSED-END FUNDS (Continued)
	Capital Markets (Continued)
9,721	BlackRock MuniYield Quality Fund III, Inc.	$109,361
5,909	BlackRock MuniYield Quality Fund, Inc.	70,140
5,360	Eaton Vance Municipal Income Trust	59,212
2,796	Invesco Municipal Opportunity Trust	27,932
3,721	Invesco Municipal Trust	36,875
7,436	Invesco Quality Municipal Income Trust	75,624
7,822	Invesco Trust for Investment Grade Municipals	82,287
9,457	Nuveen AMT-Free Municipal Credit Income Fund	125,778
14,622	Nuveen AMT-Free Quality Municipal Income Fund	173,271
6,626	Nuveen Municipal Credit Income Fund	85,807
6,468	Nuveen Quality Municipal Income Fund	79,362
10,832	Western Asset Managed Municipals Fund, Inc.	115,361
	Total Closed-End Funds	1,252,042
	(Cost $1,285,142)

	Total Investments — 98.7%	17,996,849
	(Cost $17,184,851)
	Net Other Assets and Liabilities — 1.3%	241,934
	Net Assets — 100.0%	$18,238,783

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At February 28, 2026, securities noted as such amounted to $2,556,301 or 14.0% of net assets.

Abbreviations throughout the Portfolio of Investments:
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual
COPS	– Certificates of Participation

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$16,744,807	$—	$16,744,807	$—
Closed-End Funds**	1,252,042	1,252,042	—	—
Total Investments	$17,996,849	$1,252,042	$16,744,807	$—

*	See Portfolio of Investments for state and territory breakout.
**	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Low Duration Strategic Focus ETF (LDSF)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.7%
	Capital Markets (a) — 99.7%
159,468	First Trust Emerging Markets Local Currency Bond ETF	$4,910,020
79,372	First Trust Enhanced Short Maturity ETF	4,757,558
204,282	First Trust Institutional Preferred Securities and Income ETF	3,979,413
2,892,371	First Trust Limited Duration Investment Grade Corporate ETF	55,475,676
1,205,167	First Trust Low Duration Opportunities ETF	60,788,623
86,392	First Trust Senior Loan Fund	3,847,900
606,268	First Trust Tactical High Yield ETF	24,911,552
	Total Exchange-Traded Funds	158,670,742
	(Cost $158,065,965)
MONEY MARKET FUNDS — 0.3%
450,725	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.54% (b)	450,725
	(Cost $450,725)

	Total Investments — 100.0%	159,121,467
	(Cost $158,516,690)
	Net Other Assets and Liabilities — 0.0%	9,947
	Net Assets — 100.0%	$159,131,414

(a)	Represents investments in affiliated funds.
(b)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$158,670,742	$158,670,742	$—	$—
Money Market Funds	450,725	450,725	—	—
Total Investments	$159,121,467	$159,121,467	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities
February 28, 2026 (Unaudited)

	First Trust Income Opportunities ETF (FCEF)	First Trust Flexible Municipal High Income ETF (MFLX)	First Trust Low Duration Strategic Focus ETF (LDSF)
ASSETS:
Investments, at value - Unaffiliated	$75,205,175	$17,996,849	$450,725
Investments, at value - Affiliated	—	—	158,670,742
Total investments, at value	75,205,175	17,996,849	159,121,467
Cash	—	18,007	—
Receivables:
Dividends	135,936	4,669	16,189
Interest	—	226,066	—
Capital shares sold	—	—	1,917,241
Total Assets	75,341,111	18,245,591	161,054,897

LIABILITIES:
Payables:
Investment securities purchased	254,491	—	1,911,657
Investment advisory fees	47,243	6,808	11,826
Total Liabilities	301,734	6,808	1,923,483
NET ASSETS	$75,039,377	$18,238,783	$159,131,414

NET ASSETS consist of:
Paid-in capital	$68,447,671	$21,253,362	$171,883,766
Par value	31,550	10,500	83,000
Accumulated distributable earnings (loss)	6,560,156	(3,025,079)	(12,835,352)
NET ASSETS	$75,039,377	$18,238,783	$159,131,414
NET ASSET VALUE, per share	$23.78	$17.37	$19.17
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	3,155,000	1,050,002	8,300,002
Investments, at cost - Unaffiliated	$69,229,575	$17,184,851	$450,725
Investments, at cost - Affiliated	$—	$—	$158,065,965
Total investments, at cost	$69,229,575	$17,184,851	$158,516,690
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Operations
For the Six Months Ended February 28, 2026 (Unaudited)

	First Trust Income Opportunities ETF (FCEF)	First Trust Flexible Municipal High Income ETF (MFLX)	First Trust Low Duration Strategic Focus ETF (LDSF)
INVESTMENT INCOME:
Dividends - Unaffiliated	$2,716,133	$41,156	$6,145
Dividends - Affiliated	—	—	3,371,664
Interest	—	392,888	—
Total investment income	2,716,133	434,044	3,377,809

EXPENSES:
Investment advisory fees	271,150	62,475	128,328
Other expenses	3,407	1,051	9,392
Total expenses	274,557	63,526	137,720
Less fees waived by the investment advisor	—	(3,965)	(12,758)
Net expenses	274,557	59,561	124,962
NET INVESTMENT INCOME (LOSS)	2,441,576	374,483	3,252,847

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Unaffiliated	(230,442)	13,332	—
Investments - Affiliated	—	—	(77,084)
In-kind redemptions - Affiliated	—	—	48,422
Distribution of capital gains from investment companies	627,768	—	97,204
Futures contracts	—	(568)	—
Net realized gain (loss)	397,326	12,764	68,542
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	2,311,136	991,730	—
Investments - Affiliated	—	—	581,324
Net change in unrealized appreciation (depreciation)	2,311,136	991,730	581,324
NET REALIZED AND UNREALIZED GAIN (LOSS)	2,708,462	1,004,494	649,866
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,150,038	$1,378,977	$3,902,713
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets

	First Trust Income Opportunities ETF (FCEF)		First Trust Flexible Municipal High Income ETF (MFLX)
	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025
OPERATIONS:
Net investment income (loss)	$2,441,576	$1,708,880	$374,483	$592,407
Net realized gain (loss)	397,326	494,365	12,764	(133,546)
Net change in unrealized appreciation (depreciation)	2,311,136	2,917,294	991,730	(683,762)
Net increase (decrease) in net assets resulting from operations	5,150,038	5,120,539	1,378,977	(224,901)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(2,238,300)	(3,167,100)	(367,501)	(581,909)
Return of capital	—	—	—	(24,718)
Total distributions to shareholders	(2,238,300)	(3,167,100)	(367,501)	(606,627)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	18,403,334	14,367,660	846,167	2,452,767
Cost of shares redeemed	—	(1,093,381)	—	(874,647)
Net increase (decrease) in net assets resulting from shareholder transactions	18,403,334	13,274,279	846,167	1,578,120
Total increase (decrease) in net assets	21,315,072	15,227,718	1,857,643	746,592

NET ASSETS:
Beginning of period	53,724,305	38,496,587	16,381,140	15,634,548
End of period	$75,039,377	$53,724,305	$18,238,783	$16,381,140

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	2,355,000	1,755,000	1,000,002	900,002
Shares sold	800,000	650,000	50,000	150,000
Shares redeemed	—	(50,000)	—	(50,000)
Shares outstanding, end of period	3,155,000	2,355,000	1,050,002	1,000,002
See Notes to Financial Statements

First Trust Low Duration Strategic Focus ETF (LDSF)
Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025

$3,252,847	$5,640,495
68,542	6,005
581,324	663,954
3,902,713	6,310,454

(3,235,711)	(5,724,002)
—	—
(3,235,711)	(5,724,002)

31,603,582	37,715,494
(1,915,913)	(62,677,497)
29,687,669	(24,962,003)
30,354,671	(24,375,551)

128,776,743	153,152,294
$159,131,414	$128,776,743

6,750,002	8,050,002
1,650,000	2,000,000
(100,000)	(3,300,000)
8,300,002	6,750,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights
For a share outstanding throughout each period
First Trust Income Opportunities ETF (FCEF)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$22.81	$21.94	$19.36	$20.67	$25.70	$20.12
Income from investment operations:
Net investment income (loss)	0.87 (a)	0.87 (a)	1.02 (a)	0.79 (a)	0.87	0.65
Net realized and unrealized gain (loss)	0.91	1.62	3.04	(0.69) (b)	(4.53)	6.07
Total from investment operations	1.78	2.49	4.06	0.10	(3.66)	6.72
Distributions paid to shareholders from:
Net investment income	(0.68)	(1.42)	(1.43)	(1.36)	(1.26)	(0.84)
Net realized gain	(0.13)	(0.20)	(0.05)	(0.05)	(0.11)	(0.30)
Total distributions	(0.81)	(1.62)	(1.48)	(1.41)	(1.37)	(1.14)
Net asset value, end of period	$23.78	$22.81	$21.94	$19.36	$20.67	$25.70
Total return (c)	7.96%	11.86%	21.94%	0.68% (b)	(14.62)%	34.19%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$75,039	$53,724	$38,497	$28,174	$28,005	$38,675
Ratio of total expenses to average net assets (d)	0.86% (e) (f)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets (d)	7.65% (e)	3.97%	5.07%	4.06%	3.87%	2.79%
Portfolio turnover rate (g)	5%	15%	14%	16%	16%	8%

(a)	Based on average shares outstanding.
(b)	The Fund received a payment from the advisor in the amount of $7, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)	Annualized.
(f)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(g)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Flexible Municipal High Income ETF (MFLX)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$16.38	$17.37	$16.39	$16.79	$21.56	$19.21
Income from investment operations:
Net investment income (loss)	0.36 (a)	0.67 (a)	0.63 (a)	0.61 (a)	0.67	0.70
Net realized and unrealized gain (loss)	0.98	(0.97)	0.97	(0.37)	(4.68)	2.39
Total from investment operations	1.34	(0.30)	1.60	0.24	(4.01)	3.09
Distributions paid to shareholders from:
Net investment income	(0.35)	(0.66)	(0.62)	(0.62)	(0.72)	(0.74)
Net realized gain	—	—	—	—	(0.03)	(0.00) (b)
Return of capital	—	(0.03)	—	(0.02)	(0.01)	—
Total distributions	(0.35)	(0.69)	(0.62)	(0.64)	(0.76)	(0.74)
Net asset value, end of period	$17.37	$16.38	$17.37	$16.39	$16.79	$21.56
Total return (c)	8.23%	(1.78)%	9.97%	1.48%	(18.91)%	16.37%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$18,239	$16,381	$15,635	$12,293	$14,272	$18,328
Ratio of total expenses to average net assets (d)	0.72% (e)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net expenses to average net assets (d)	0.68% (e)	0.75%	0.75%	0.63%	0.69%	—
Ratio of net investment income (loss) to average net assets (d)	4.25% (e)	3.98%	3.78%	3.73%	3.55%	3.57%
Portfolio turnover rate (f)	15%	33%	51%	27%	109% (g)	17%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.01.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower during certain periods if certain fees had not been waived by the investment advisor.

(d)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(g)	The variation in the portfolio turnover rate is due to the change in the Fund’s investment strategy effective April 14, 2022, which resulted in a rebalance of the Fund’s portfolio.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Low Duration Strategic Focus ETF (LDSF)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$19.08	$19.03	$18.53	$18.82	$20.23	$20.42
Income from investment operations:
Net investment income (loss)	0.44 (a)	0.84 (a)	0.86 (a)	0.72 (a)	0.29	0.38
Net realized and unrealized gain (loss)	0.09	0.07	0.49	(0.33)	(1.29)	(0.06)
Total from investment operations	0.53	0.91	1.35	0.39	(1.00)	0.32
Distributions paid to shareholders from:
Net investment income	(0.44)	(0.86)	(0.85)	(0.68)	(0.35)	(0.51)
Return of capital	—	—	—	—	(0.06)	—
Total distributions	(0.44)	(0.86)	(0.85)	(0.68)	(0.41)	(0.51)
Net asset value, end of period	$19.17	$19.08	$19.03	$18.53	$18.82	$20.23
Total return (b)	2.79%	4.94%	7.46%	2.12%	(4.98)%	1.57%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$159,131	$128,777	$153,152	$137,106	$210,757	$184,072
Ratio of total expenses to average net assets (c)	0.20% (d)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net expenses to average net assets (c)	0.18% (d)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income (loss) to average net assets (c)	4.64% (d)	4.46%	4.62%	3.90%	1.53%	1.85%
Portfolio turnover rate (e)	8%	34%	15%	52%	50%	54%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund VIII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the three funds (each a “Fund” and collectively, the “Funds”), each a diversified series of the Trust, listed below. The shares of each Fund are listed and traded on Nasdaq, Inc. (“Nasdaq”).

First Trust Income Opportunities ETF – (ticker “FCEF”)
First Trust Flexible Municipal High Income ETF – (ticker “MFLX”)
First Trust Low Duration Strategic Focus ETF – (ticker “LDSF”)
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund. FCEF’s primary investment objective seeks to provide current income with a secondary emphasis on total return. MFLX’s investment objective seeks to provide current income. LDSF’s primary investment objective seeks to generate current income, with a secondary objective of preservation of capital.
Under normal market conditions, FCEF will invest its net assets in a portfolio of closed-end investment companies (“Closed-End Funds”) and exchange-traded funds (“ETFs”) that are listed and traded in the United States on registered exchanges.
Under normal market conditions, MFLX will invest at least 80% of its net assets (plus any investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes.
Under normal market conditions, LDSF will invest at least 80% of its net assets (including investment borrowings) in a portfolio of U.S.-listed ETFs that principally invest in income-generating securities that provide the Fund with an effective portfolio duration of three years or less. A significant portion of the ETFs in which the Fund invests may be advised by First Trust Advisors L.P. (“First Trust” or the “Advisor”). The Fund may invest in ETFs that invest principally in corporate bonds, floating rate loans and fixed-to floating rate loans, senior loans, mortgage-backed securities, hybrid income securities (including convertible, contingent convertible and preferred securities), government debt and other fixed income securities. The securities to which the Fund may have exposure may be issued by both U.S. and non-U.S. issuers, including both corporate and governmental issuers located in countries considered to be emerging markets. The Fund may also invest up to 40% of its net assets in ETFs that have exposure to U.S. corporate high yield securities (also known as “junk bonds”) and senior loans. The Fund may invest up to 20% of its net assets in bonds issued by non-U.S. government and corporate issuers, including up to 10% of its net assets in ETFs holding debt of issuers located in countries considered to be emerging markets. The Fund may also invest up to 10% of its net assets in ETFs holding preferred securities and up to 10% of its net assets in ETFs holding convertible securities.
There can be no assurance that a Fund will achieve its investment objective(s). The Funds may not be appropriate for all investors.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor’s Pricing Committee in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Closed-End Funds, ETFs, and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Exchange-traded futures contracts are valued at the end of the day settlement price.
Municipal securities and other debt securities are fair valued on the basis of fair valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.
Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities.
Fair valuation of a debt security will be based on the consideration of all available information, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of the security;
 6)
the financial statements of the issuer;
 7)
the credit quality and cash flow of the issuer, based on the Advisor’s or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security; and
12)
other relevant factors.
Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of February 28, 2026, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
MFLX may invest in when-issued or delayed-delivery securities. Securities purchased or sold on a when-issued or delayed-delivery basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. MFLX maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery securities. At February 28, 2026, MFLX held no when-issued or delayed-delivery securities.
C. Futures Contracts
MFLX may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between a Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If a Fund is not able to enter into an offsetting transaction, a Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in “Net realized gain (loss) on futures contracts” on the Statements of Operations.
Upon entering into a futures contract, a Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of “Net change in unrealized appreciation (depreciation) on futures contracts” on the Statements of Operations. Pursuant to the contracts, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in “Variation margin” payable or receivable on the Statements of Assets and Liabilities.
If market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments. MFLX did not hold any futures contracts at February 28, 2026.
D. Affiliated Transactions
LDSF invests in securities of affiliated funds. LDSF’s investment performance and risks are directly related to the investment performance and risks of the affiliated funds. The affiliated funds’ financial statements may be found at SEC.gov. Dividend income, if any, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statements of Operations.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
Amounts relating to investments in affiliated funds at February 28, 2026, and for the six months then ended are as follows:

Security Name	Shares at 2/28/2026	Value at 8/31/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 2/28/2026	Dividend Income
First Trust Emerging Markets Local Currency Bond ETF	159,468	$3,861,649	$955,534	$(158,333)	$248,781	$2,389	$4,910,020	$123,913
First Trust Enhanced Short Maturity ETF	79,372	7,678,365	1,064,546	(3,985,276)	4,903	(4,980)	4,757,558	101,382
First Trust Institutional Preferred Securities and Income ETF	204,282	3,228,228	790,356	(93,543)	51,944	2,428	3,979,413	100,180
First Trust Limited Duration Investment Grade Corporate ETF	2,892,371	44,910,890	11,240,768	(668,465)	(24,396)	16,879	55,475,676	1,118,433
First Trust Low Duration Opportunities ETF	1,205,167	45,085,221	15,704,667	(889,058)	874,242	13,551	60,788,623	1,083,901
First Trust Senior Loan Fund	86,392	10,248,345	1,325,724	(7,590,279)	(70,788)	(65,102)	3,847,900	203,826
First Trust Tactical High Yield ETF	606,268	13,485,499	12,203,494	(280,252)	(503,362)	6,173	24,911,552	640,029
		$128,498,197	$43,285,089	$(13,665,206)	$581,324	$(28,662)	$158,670,742	$3,371,664
E. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended August 31, 2025 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Tax-Exempt Income	Distributions paid from Return of Capital
First Trust Income Opportunities ETF	$2,781,028	$386,072	$—	$—
First Trust Flexible Municipal High Income ETF	895	—	581,014	24,718
First Trust Low Duration Strategic Focus ETF	5,724,002	—	—	—
As of August 31, 2025, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Income Opportunities ETF	$—	$—	$3,648,418
First Trust Flexible Municipal High Income ETF	—	(3,891,376)	(145,179)
First Trust Low Duration Strategic Focus ETF	—	(13,312,788)	(189,566)

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
F. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
In addition, MFLX intends to invest in such Municipal Closed-End Funds to allow it to qualify to pass through “exempt dividends” as defined in the Internal Revenue Code.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2022, 2023, 2024, and 2025 remain open to federal and state audit. As of February 28, 2026, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2025, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust Income Opportunities ETF	$—
First Trust Flexible Municipal High Income ETF	3,891,376
First Trust Low Duration Strategic Focus ETF	13,312,788
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended August 31, 2025, the Funds had no net late year ordinary or capital losses.
As of February 28, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Income Opportunities ETF	$69,229,575	$6,998,099	$(1,022,499)	$5,975,600
First Trust Flexible Municipal High Income ETF	17,184,851	879,323	(67,325)	811,998
First Trust Low Duration Strategic Focus ETF	158,516,690	1,659,384	(1,054,607)	604,777
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
H. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of each Fund’s assets and is responsible for the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, license fees and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, pro rata share of fees and expenses attributable to investments in other investment companies (“acquired fund fees and expenses”), brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by FCEF to First Trust for these services will be reduced at certain levels of FCEF’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints	FCEF
Fund net assets up to and including $2.5 billion	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%
Fund net assets greater than $10 billion	0.76500%
Effective February 1, 2026, MFLX and LDSF have agreed to pay First Trust an annual unitary management fee based on each Fund’s average daily net assets at a rate set forth below:

% of Daily Net Assets
First Trust Flexible Municipal High Income ETF	0.49%
First Trust Low Duration Strategic Focus ETF	0.10%
Prior to February 1, 2026, MFLX and LDSF paid First Trust an annual unitary management fee based on each Fund’s average daily net assets at the following rates:

Breakpoints	MFLX
Fund net assets up to and including $2.5 billion	0.75000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.73125%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.71250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.69375%
Fund net assets greater than $10 billion	0.67500%

Breakpoints	LDSF
Fund net assets up to and including $2.5 billion	0.200%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.195%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.190%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.185%
Fund net assets greater than $10 billion up to and including $15 billion	0.180%
Fund net assets greater than $15 billion	0.170%
Effective January 1, 2026 and prior to February 1, 2026, for each of MFLX and LDSF, the Advisor agreed to waive management fees of 0.26% and 0.10%, respectively, of their average daily net assets. During any period in which such waiver was in effect, each such Fund was not eligible for any breakpoint discounts. During the six months ended February 28, 2026, the Advisor waived fees of

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
$3,965 and $12,758 for MFLX and LDSF, respectively. Effective February 1, 2026 such waivers were terminated. Additionally, the Funds are no longer eligible for any breakpoint discounts described in each Fund’s prospectus or statement of additional information.
In addition, FCEF, MFLX and LDSF incur acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents each Fund’s total annual operating expenses.
Pursuant to a contractual agreement between the Trust, on behalf of FCEF, and First Trust, the management fees paid to First Trust will be reduced by the proportional amount of the management fees earned by FCEF on assets invested in other investment companies advised by First Trust. This contractual agreement shall continue until the earlier of (i) its termination at the direction of the Trust’s Board of Trustees or (ii) the termination of FCEF’s investment management agreement with First Trust; however, it is expected to remain in place at least until September 30, 2026. First Trust does not have the right to recover the waived fees on assets invested in other investment companies advised by First Trust. During the six months ended February 28, 2026, First Trust did not waive any management fees charged to FCEF.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation, prior to January 1, 2026, allocated pro rata among each fund in the First Trust Fund Complex based on net assets, and effective January 1, 2026, allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended February 28, 2026, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Income Opportunities ETF	$20,834,389	$2,974,090
First Trust Flexible Municipal High Income ETF	4,393,813	2,668,449
First Trust Low Duration Strategic Focus ETF	11,760,928	11,753,933
For the six months ended February 28, 2026, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust Income Opportunities ETF	$—	$—
First Trust Flexible Municipal High Income ETF	—	—
First Trust Low Duration Strategic Focus ETF	31,524,161	1,911,273

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
5. Derivative Transactions
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended February 28, 2026, on MFLX’s derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statements of Operations Location
Interest Rate Risk Exposure
Net realized gain (loss) on futures contracts	$(568)
The average notional value of futures contracts outstanding during the six months ended February 28, 2026, which is indicative of the volume of this derivative type, was $0.
MFLX does not have the right to offset financial assets and financial liabilities related to futures contracts on the Statements of Assets and Liabilities.
6. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2026.
8. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the six months ended February 28, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the six months ended February 28, 2026.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended February 28, 2026

First Trust Exchange-Traded Fund VIII

First Trust Active Factor Large Cap ETF (AFLG)
First Trust Active Factor Mid Cap ETF (AFMC)
First Trust Active Factor Small Cap ETF (AFSM)
First Trust Innovation Leaders ETF (ILDR)
First Trust Expanded Technology ETF (XPND)
First Trust Multi-Strategy Alternative ETF (LALT)

First Trust Exchange-Traded Fund VIII
Semi-Annual Financial Statements and Other Information
February 28, 2026
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund VIII (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective(s). Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Active Factor Large Cap ETF (AFLG)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 0.4%
1,592	ATI, Inc. (a)	$260,435
827	Curtiss-Wright Corp.	579,173
781	General Dynamics Corp.	278,856
4,952	Textron, Inc.	488,515
623	Woodward, Inc.	240,951
		1,847,930
	Air Freight & Logistics — 2.1%
12,797	C.H. Robinson Worldwide, Inc.	2,370,644
12,474	Expeditors International of Washington, Inc.	1,809,104
8,745	FedEx Corp.	3,384,315
22,764	United Parcel Service, Inc., Class B	2,639,714
		10,203,777
	Automobile Components — 0.4%
2,599	Aptiv PLC (a)	191,131
34,295	BorgWarner, Inc.	1,974,363
		2,165,494
	Automobiles — 0.9%
36,723	General Motors Co.	2,890,467
4,015	Tesla, Inc. (a)	1,616,078
		4,506,545
	Banks — 0.5%
4,326	Citizens Financial Group, Inc.	260,382
2,104	M&T Bank Corp.	456,526
55,149	Regions Financial Corp.	1,534,797
		2,251,705
	Beverages — 0.7%
4,808	Molson Coors Beverage Co., Class B	235,544
38,263	Monster Beverage Corp. (a)	3,263,834
		3,499,378
	Biotechnology — 1.9%
7,640	AbbVie, Inc.	1,773,091
6,962	Biogen, Inc. (a)	1,335,451
25,650	Gilead Sciences, Inc.	3,820,568
24,226	Incyte Corp. (a)	2,453,367
		9,382,477
	Broadline Retail — 2.2%
44,912	Amazon.com, Inc. (a)	9,431,520
12,602	eBay, Inc.	1,145,018
		10,576,538
	Building Products — 1.5%
30,550	A.O. Smith Corp.	2,382,900
14,217	Builders FirstSource, Inc. (a)	1,482,691
1,158	Carlisle Cos., Inc.	457,144
Shares	Description	Value

	Building Products (Continued)
3,985	Johnson Controls International PLC	$575,036
31,412	Masco Corp.	2,249,727
525	Trane Technologies PLC	242,718
		7,390,216
	Capital Markets — 2.7%
472	Ameriprise Financial, Inc.	221,896
20,279	Bank of New York Mellon (The) Corp.	2,415,229
10,196	Cboe Global Markets, Inc.	3,055,945
11,012	Charles Schwab (The) Corp.	1,048,342
26,855	Franklin Resources, Inc.	712,732
90,696	Invesco Ltd.	2,381,677
542	Moody’s Corp.	258,854
9,255	Nasdaq, Inc.	810,553
1,678	Northern Trust Corp.	240,105
2,087	Robinhood Markets, Inc., Class A (a)	158,299
20,773	T. Rowe Price Group, Inc.	1,965,749
		13,269,381
	Chemicals — 1.4%
29,810	CF Industries Holdings, Inc.	2,967,287
10,470	Corteva, Inc.	838,856
4,841	DuPont de Nemours, Inc.	242,244
4,634	Ecolab, Inc.	1,428,894
3,015	LyondellBasell Industries N.V., Class A	173,423
10,464	PPG Industries, Inc.	1,289,897
		6,940,601
	Commercial Services & Supplies — 1.0%
10,387	Cintas Corp.	2,089,137
42,777	Rollins, Inc.	2,604,692
		4,693,829
	Communications Equipment — 1.8%
4,466	Arista Networks, Inc. (a)	596,211
4,468	Ciena Corp. (a)	1,557,991
47,502	Cisco Systems, Inc.	3,774,509
4,966	F5, Inc. (a)	1,347,574
1,639	Ubiquiti, Inc.	1,257,097
		8,533,382
	Construction & Engineering — 1.1%
1,701	Comfort Systems USA, Inc.	2,431,358
4,008	EMCOR Group, Inc.	2,904,277
		5,335,635
	Consumer Finance — 0.4%
26,994	Synchrony Financial	1,865,555
See Notes to Financial Statements

First Trust Active Factor Large Cap ETF (AFLG)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Consumer Staples Distribution & Retail — 2.6%
1,834	Casey’s General Stores, Inc.	$1,257,372
49,121	Kroger (The) Co.	3,352,017
27,470	Sysco Corp.	2,504,165
15,794	Target Corp.	1,797,199
5,931	US Foods Holding Corp. (a)	572,994
25,586	Walmart, Inc.	3,273,729
		12,757,476
	Containers & Packaging — 0.1%
8,135	Ball Corp.	546,103
	Distributors — 0.3%
41,939	LKQ Corp.	1,388,600
	Diversified REITs — 0.4%
24,757	WP Carey, Inc.	1,848,110
	Diversified Telecommunication Services — 1.1%
78,844	Comcast Corp., Class A	2,441,010
62,353	Verizon Communications, Inc.	3,126,380
		5,567,390
	Electric Utilities — 3.4%
12,212	American Electric Power Co., Inc.	1,634,210
1,755	Constellation Energy Corp.	578,939
22,462	Edison International	1,678,810
16,913	Evergy, Inc.	1,414,941
16,924	Eversource Energy	1,289,778
103,610	FirstEnergy Corp.	5,300,688
14,394	NRG Energy, Inc.	2,575,950
47,714	PPL Corp.	1,859,892
		16,333,208
	Electrical Equipment — 0.4%
1,530	Bloom Energy Corp., Class A (a)	238,175
7,024	Generac Holdings, Inc. (a)	1,582,999
673	Rockwell Automation, Inc.	274,214
		2,095,388
	Electronic Equipment, Instruments & Components — 2.0%
27,217	Amphenol Corp., Class A	3,975,315
1,493	CDW Corp.	183,102
5,409	Jabil, Inc.	1,433,331
2,318	Keysight Technologies, Inc. (a)	712,391
11,349	TE Connectivity PLC	2,611,972
3,496	Zebra Technologies Corp., Class A (a)	782,964
		9,699,075
Shares	Description	Value

	Energy Equipment & Services — 0.2%
16,367	Halliburton Co.	$589,212
5,094	SLB Ltd.	261,526
		850,738
	Entertainment — 0.5%
11,337	Netflix, Inc. (a)	1,091,073
2,671	Roku, Inc. (a)	262,853
4,516	TKO Group Holdings, Inc.	1,010,997
		2,364,923
	Financial Services — 2.9%
12,969	Berkshire Hathaway, Inc., Class B (a)	6,548,697
1,252	Fidelity National Information Services, Inc.	63,802
3,404	Fiserv, Inc. (a)	212,035
25,838	Global Payments, Inc.	1,975,573
1,524	Jack Henry & Associates, Inc.	247,589
4,849	Mastercard, Inc., Class A	2,507,951
3,423	PayPal Holdings, Inc.	158,177
7,900	Visa, Inc., Class A	2,529,106
		14,242,930
	Food Products — 0.1%
12,509	Conagra Brands, Inc.	240,798
8,627	Kraft Heinz (The) Co.	212,311
		453,109
	Ground Transportation — 0.1%
2,239	J.B. Hunt Transport Services, Inc.	522,605
	Health Care Equipment & Supplies — 0.6%
1,428	Align Technology, Inc. (a)	271,463
2,000	IDEXX Laboratories, Inc. (a)	1,313,460
4,236	ResMed, Inc.	1,085,517
		2,670,440
	Health Care Providers & Services — 3.9%
10,903	Cardinal Health, Inc.	2,499,295
2,641	Cencora, Inc.	982,822
18,488	Centene Corp. (a)	829,742
1,387	Cigna Group (The)	401,980
9,100	DaVita, Inc. (a)	1,422,330
3,429	Elevance Health, Inc.	1,097,280
8,489	HCA Healthcare, Inc.	4,496,623
3,351	Humana, Inc.	638,500
2,447	McKesson Corp.	2,416,094
2,118	Molina Healthcare, Inc. (a)	326,278
See Notes to Financial Statements

First Trust Active Factor Large Cap ETF (AFLG)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Providers & Services (Continued)
1,646	UnitedHealth Group, Inc.	$482,722
15,584	Universal Health Services, Inc., Class B	3,211,862
		18,805,528
	Health Care REITs — 1.5%
6,460	Alexandria Real Estate Equities, Inc.	349,098
32,615	Ventas, Inc.	2,810,108
19,070	Welltower, Inc.	3,949,779
		7,108,985
	Hotel & Resort REITs — 0.5%
132,459	Host Hotels & Resorts, Inc.	2,594,872
	Hotels, Restaurants & Leisure — 1.4%
84	Booking Holdings, Inc.	356,105
35,336	Carnival Corp.	1,114,851
9,993	Expedia Group, Inc.	2,155,390
2,316	Hilton Worldwide Holdings, Inc.	722,083
19,854	Las Vegas Sands Corp.	1,126,119
3,937	Marriott International, Inc., Class A	1,345,391
		6,819,939
	Household Durables — 0.9%
2,791	D.R. Horton, Inc.	447,648
3,266	Lennar Corp., Class A	373,500
10,735	PulteGroup, Inc.	1,472,842
12,271	Toll Brothers, Inc.	1,929,492
		4,223,482
	Household Products — 0.3%
14,610	Colgate-Palmolive Co.	1,448,435
	Independent Power and Renewable Electricity Producers — 0.3%
1,354	Talen Energy Corp. (a)	502,293
6,182	Vistra Corp.	1,074,988
		1,577,281
	Insurance — 4.4%
6,610	Aflac, Inc.	746,467
13,657	Allstate (The) Corp.	2,929,700
10,767	American International Group, Inc.	866,636
25,538	Arch Capital Group Ltd. (a)	2,557,631
4,184	Chubb Ltd.	1,426,158
1,009	Everest Group Ltd.	338,509
15,307	Globe Life, Inc.	2,223,495
9,293	Hartford Insurance Group (The), Inc.	1,308,733
41,224	Loews Corp.	4,535,464
Shares	Description	Value

	Insurance (Continued)
5,125	MetLife, Inc.	$369,359
4,932	Principal Financial Group, Inc.	470,611
5,067	Travelers (The) Cos., Inc.	1,563,879
14,627	Unum Group	1,049,195
9,895	W.R. Berkley Corp.	709,472
808	Willis Towers Watson PLC	246,577
		21,341,886
	Interactive Media & Services — 6.9%
86,948	Alphabet, Inc., Class A	27,106,908
61,503	Match Group, Inc.	1,943,495
6,549	Meta Platforms, Inc., Class A	4,244,931
1,179	Reddit, Inc., Class A (a)	171,910
		33,467,244
	IT Services — 1.8%
6,412	Accenture PLC, Class A	1,338,313
11,841	Akamai Technologies, Inc. (a)	1,165,036
35,500	Cognizant Technology Solutions Corp., Class A	2,287,265
5,603	EPAM Systems, Inc. (a)	790,023
4,846	Gartner, Inc. (a)	761,791
2,873	GoDaddy, Inc., Class A (a)	250,411
3,704	International Business Machines Corp.	889,738
684	MongoDB, Inc. (a)	224,673
4,212	Twilio, Inc., Class A (a)	509,483
2,566	VeriSign, Inc.	584,894
		8,801,627
	Leisure Products — 0.1%
5,621	Hasbro, Inc.	559,795
	Life Sciences Tools & Services — 0.0%
452	Medpace Holdings, Inc. (a)	204,196
	Machinery — 1.7%
3,758	Caterpillar, Inc.	2,791,555
2,926	Cummins, Inc.	1,708,404
23,347	Fortive Corp.	1,382,143
828	Nordson Corp.	242,968
6,164	Snap-on, Inc.	2,374,496
		8,499,566
	Media — 0.6%
317	Charter Communications, Inc., Class A (a)	74,378
32,071	Fox Corp., Class A	1,806,880
11,415	Omnicom Group, Inc.	973,585
		2,854,843
	Metals & Mining — 2.8%
62,220	Newmont Corp.	8,088,600
6,624	Reliance, Inc.	2,090,799
See Notes to Financial Statements

First Trust Active Factor Large Cap ETF (AFLG)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Metals & Mining (Continued)
14,825	Southern Copper Corp.	$3,236,298
1,277	Steel Dynamics, Inc.	246,627
		13,662,324
	Multi-Utilities — 0.8%
34,844	Consolidated Edison, Inc.	3,920,647
	Oil, Gas & Consumable Fuels — 2.6%
60,980	APA Corp.	1,851,962
58,375	Devon Energy Corp.	2,541,064
19,582	EOG Resources, Inc.	2,429,734
21,464	Exxon Mobil Corp.	3,273,260
25,764	HF Sinclair Corp.	1,288,458
1,908	Phillips 66	294,462
3,913	Valero Energy Corp.	800,756
		12,479,696
	Passenger Airlines — 0.4%
14,417	Delta Air Lines, Inc.	947,197
7,477	United Airlines Holdings, Inc. (a)	794,805
		1,742,002
	Pharmaceuticals — 2.5%
47,860	Bristol-Myers Squibb Co.	2,985,028
11,813	Johnson & Johnson	2,934,704
30,950	Merck & Co., Inc.	3,832,229
57,957	Pfizer, Inc.	1,602,511
40,222	Viatris, Inc.	600,514
		11,954,986
	Professional Services — 1.1%
3,027	Jacobs Solutions, Inc.	417,302
12,466	Leidos Holdings, Inc.	2,182,796
4,885	SS&C Technologies Holdings, Inc.	367,792
29,978	UL Solutions, Inc., Class A	2,517,253
		5,485,143
	Real Estate Management & Development — 0.4%
7,385	CBRE Group, Inc., Class A (a)	1,090,469
3,315	Jones Lang LaSalle, Inc. (a)	1,046,048
		2,136,517
	Residential REITs — 0.1%
2,065	Sun Communities, Inc.	281,790
	Retail REITs — 0.2%
3,751	Regency Centers Corp.	296,329
3,205	Simon Property Group, Inc.	653,339
		949,668
Shares	Description	Value

	Semiconductors & Semiconductor Equipment — 12.6%
1,021	Analog Devices, Inc.	$363,262
11,731	Applied Materials, Inc.	4,367,451
32,847	Broadcom, Inc.	10,496,259
1,675	KLA Corp.	2,553,621
24,437	Lam Research Corp.	5,715,570
184,827	NVIDIA Corp.	32,749,496
4,181	ON Semiconductor Corp. (a)	277,953
14,825	QUALCOMM, Inc.	2,110,487
11,533	Skyworks Solutions, Inc.	687,136
5,739	Teradyne, Inc.	1,836,652
		61,157,887
	Software — 5.2%
7,053	Adobe, Inc. (a)	1,850,778
1,948	AppLovin Corp., Class A (a)	846,932
850	Autodesk, Inc. (a)	208,989
820	Cadence Design Systems, Inc. (a)	247,148
18,304	Docusign, Inc. (a)	824,961
298	Fair Isaac Corp. (a)	419,989
43,367	Microsoft Corp.	17,031,956
5,125	Palantir Technologies, Inc., Class A (a)	703,099
5,049	Salesforce, Inc.	983,495
26,849	Zoom Communications, Inc. (a)	1,985,215
		25,102,562
	Specialized REITs — 1.0%
43,903	Gaming and Leisure Properties, Inc.	2,147,296
3,294	Public Storage	1,011,456
60,031	VICI Properties, Inc.	1,813,536
		4,972,288
	Specialty Retail — 2.0%
21,915	Best Buy Co., Inc.	1,358,073
8,221	Ross Stores, Inc.	1,690,566
23,907	TJX (The) Cos., Inc.	3,864,806
2,137	Ulta Beauty, Inc. (a)	1,463,396
20,444	Victoria’s Secret & Co. (a)	1,281,839
		9,658,680
	Technology Hardware, Storage & Peripherals — 7.4%
107,015	Apple, Inc.	28,271,223
1,587	Dell Technologies, Inc., Class C	235,003
45,753	HP, Inc.	868,850
18,881	NetApp, Inc.	1,869,785
392	Sandisk Corp. (a)	249,061
9,598	Seagate Technology Holdings PLC	3,914,448
2,498	Western Digital Corp.	698,691
		36,107,061
See Notes to Financial Statements

First Trust Active Factor Large Cap ETF (AFLG)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury Goods — 1.2%
9,278	Deckers Outdoor Corp. (a)	$1,088,031
7,207	Ralph Lauren Corp.	2,613,258
13,604	Tapestry, Inc.	2,115,014
		5,816,303
	Tobacco — 1.0%
69,817	Altria Group, Inc.	4,820,166
	Trading Companies & Distributors — 0.6%
18,022	Fastenal Co.	829,733
8,722	Ferguson Enterprises, Inc.	2,274,349
		3,104,082
	Total Common Stocks	485,462,019
	(Cost $427,873,059)
MONEY MARKET FUNDS — 0.1%
429,385	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.54% (b)	429,385
	(Cost $429,385)

	Total Investments — 100.0%	485,891,404
	(Cost $428,302,444)
	Net Other Assets and Liabilities — 0.0%	221,643
	Net Assets — 100.0%	$486,113,047

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of February 28, 2026.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$485,462,019	$485,462,019	$—	$—
Money Market Funds	429,385	429,385	—	—
Total Investments	$485,891,404	$485,891,404	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Active Factor Mid Cap ETF (AFMC)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 2.8%
3,617	ATI, Inc. (a)	$591,705
2,041	Curtiss-Wright Corp.	1,429,374
1,019	Moog, Inc., Class A	343,841
3,615	Woodward, Inc.	1,398,137
		3,763,057
	Air Freight & Logistics — 0.5%
3,673	C.H. Robinson Worldwide, Inc.	680,423
	Automobile Components — 2.2%
29,868	BorgWarner, Inc.	1,719,501
6,816	Lear Corp.	894,600
11,033	QuantumScape Corp. (a)	76,348
2,913	Visteon Corp.	278,687
		2,969,136
	Banks — 4.1%
7,144	Bank OZK	332,625
2,586	BOK Financial Corp.	325,112
12,499	Cathay General Bancorp	621,325
13,830	Columbia Banking System, Inc.	393,464
56	Commerce Bancshares, Inc.	2,855
40,386	First Horizon Corp.	960,783
11,653	Hancock Whitney Corp.	766,884
5,931	Home BancShares, Inc.	162,865
5,066	International Bancshares Corp.	339,979
7,043	Popular, Inc.	953,341
10,190	Prosperity Bancshares, Inc.	717,070
		5,576,303
	Beverages — 1.1%
4,842	Coca-Cola Consolidated, Inc.	980,021
11,857	Molson Coors Beverage Co., Class B	580,874
		1,560,895
	Biotechnology — 4.7%
9,620	BioMarin Pharmaceutical, Inc. (a)	593,843
33,637	Exelixis, Inc. (a)	1,482,046
15,986	Halozyme Therapeutics, Inc. (a)	1,111,507
8,311	Incyte Corp. (a)	841,655
1,725	Neurocrine Biosciences, Inc. (a)	228,131
1,509	Protagonist Therapeutics, Inc. (a)	138,949
3,922	PTC Therapeutics, Inc. (a)	267,441
18,283	Roivant Sciences Ltd. (a)	529,110
2,619	TG Therapeutics, Inc. (a)	78,806
2,135	United Therapeutics Corp. (a)	1,075,826
		6,347,314
Shares	Description	Value

	Broadline Retail — 1.0%
1,591	Dillard’s, Inc., Class A	$959,039
23,020	Macy’s, Inc.	455,336
		1,414,375
	Building Products — 2.7%
8,880	A.O. Smith Corp.	692,640
1,041	Armstrong World Industries, Inc.	180,614
1,024	Builders FirstSource, Inc. (a)	106,793
1,191	Carlisle Cos., Inc.	470,171
8,399	Fortune Brands Innovations, Inc.	456,402
941	Masco Corp.	67,394
3,271	Owens Corning	399,291
7,253	UFP Industries, Inc.	746,406
11,484	Zurn Elkay Water Solutions Corp.	585,454
		3,705,165
	Capital Markets — 2.7%
4,533	Affiliated Managers Group, Inc.	1,387,914
27,670	Federated Hermes, Inc.	1,549,797
9,900	Franklin Resources, Inc.	262,746
3,401	SEI Investments Co.	276,569
1,939	Stifel Financial Corp.	143,583
		3,620,609
	Chemicals — 1.0%
6,776	Cabot Corp.	515,925
3,811	CF Industries Holdings, Inc.	379,347
996	Eastman Chemical Co.	75,208
1,947	Element Solutions, Inc.	68,320
513	NewMarket Corp.	321,143
		1,359,943
	Commercial Services & Supplies — 0.5%
13,043	HNI Corp.	586,414
2,611	Tetra Tech, Inc.	93,578
		679,992
	Communications Equipment — 2.5%
2,971	Ciena Corp. (a)	1,035,988
1,910	F5, Inc. (a)	518,297
1,148	Lumentum Holdings, Inc. (a)	804,645
22,951	NetScout Systems, Inc. (a)	670,399
13,117	Viavi Solutions, Inc. (a)	389,706
		3,419,035
	Construction & Engineering — 3.0%
4,559	API Group Corp. (a)	202,693
963	Comfort Systems USA, Inc.	1,376,483
1,916	Dycom Industries, Inc. (a)	804,758
910	EMCOR Group, Inc.	659,404
1,331	MasTec, Inc. (a)	396,665
See Notes to Financial Statements

First Trust Active Factor Mid Cap ETF (AFMC)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Construction & Engineering (Continued)
1,559	Primoris Services Corp.	$234,973
1,046	Valmont Industries, Inc.	481,087
		4,156,063
	Consumer Finance — 0.7%
4,821	FirstCash Holdings, Inc.	929,441
	Consumer Staples Distribution & Retail — 1.9%
22,480	Albertsons Cos., Inc., Class A	402,392
2,513	Casey’s General Stores, Inc.	1,722,887
1,686	Maplebear, Inc. (a)	63,242
4,285	US Foods Holding Corp. (a)	413,974
		2,602,495
	Containers & Packaging — 1.0%
9,239	Crown Holdings, Inc.	1,058,790
4,666	Greif, Inc., Class A	339,078
		1,397,868
	Distributors — 0.0%
2,061	LKQ Corp.	68,240
	Diversified Consumer Services — 1.1%
208	Graham Holdings Co., Class B	219,068
590	Grand Canyon Education, Inc. (a)	93,851
14,943	H&R Block, Inc.	457,555
8,068	Stride, Inc. (a)	680,778
		1,451,252
	Diversified REITs — 0.5%
9,668	WP Carey, Inc.	721,716
	Electric Utilities — 0.5%
3,474	NRG Energy, Inc.	621,707
	Electrical Equipment — 2.5%
7,844	Atkore, Inc.	507,585
3,617	Bloom Energy Corp., Class A (a)	563,058
5,797	EnerSys	963,172
3,497	Nextpower, Inc., Class A (a)	367,535
1,911	nVent Electric PLC	226,186
15,130	Sensata Technologies Holding PLC	564,954
1,293	Vicor Corp. (a)	260,410
		3,452,900
	Electronic Equipment, Instruments & Components — 5.6%
2,333	Advanced Energy Industries, Inc.	782,885
2,708	Arrow Electronics, Inc. (a)	412,049
8,150	Avnet, Inc.	536,596
Shares	Description	Value

	Electronic Equipment, Instruments & Components (Continued)
1,673	Cognex Corp.	$91,011
1,654	Coherent Corp. (a)	428,270
19,470	Flex Ltd. (a)	1,226,999
1,092	Insight Enterprises, Inc. (a)	91,248
3,118	Itron, Inc. (a)	292,936
4,014	Jabil, Inc.	1,063,670
249	Littelfuse, Inc.	87,763
352	Plexus Corp. (a)	68,334
3,706	Sanmina Corp. (a)	575,394
5,567	TD SYNNEX Corp.	872,961
6,789	TTM Technologies, Inc. (a)	707,685
3,220	Vontier Corp.	131,762
1,183	Zebra Technologies Corp., Class A (a)	264,945
		7,634,508
	Energy Equipment & Services — 1.9%
25,032	NOV, Inc.	507,148
28,426	TechnipFMC PLC	1,884,928
1,500	Weatherford International PLC	158,190
		2,550,266
	Entertainment — 0.3%
1,050	Madison Square Garden Sports Corp. (a)	348,243
	Financial Services — 2.7%
22,412	Enact Holdings, Inc.	937,718
12,900	Essent Group Ltd.	784,836
811	Euronet Worldwide, Inc. (a)	56,405
342	Jack Henry & Associates, Inc.	55,561
39,451	MGIC Investment Corp.	1,046,635
19,568	Radian Group, Inc.	675,488
947	Voya Financial, Inc.	63,335
13,035	Western Union (The) Co.	125,527
		3,745,505
	Food Products — 1.1%
10,104	Cal-Maine Foods, Inc.	880,160
5,647	Flowers Foods, Inc.	55,792
1,892	Ingredion, Inc.	222,234
6,628	Pilgrim’s Pride Corp.	286,065
		1,444,251
	Gas Utilities — 1.8%
15,114	National Fuel Gas Co.	1,375,827
28,536	UGI Corp.	1,067,532
		2,443,359
	Ground Transportation — 0.2%
1,083	Ryder System, Inc.	239,949
See Notes to Financial Statements

First Trust Active Factor Mid Cap ETF (AFMC)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Equipment & Supplies — 1.2%
1,991	Align Technology, Inc. (a)	$378,489
18,932	Envista Holdings Corp. (a)	553,004
1,588	iRhythm Holdings, Inc. (a)	212,395
5,805	Lantheus Holdings, Inc. (a)	434,852
447	Teleflex, Inc.	54,561
		1,633,301
	Health Care Providers & Services — 3.3%
16,602	BrightSpring Health Services, Inc. (a)	687,821
3,327	Cardinal Health, Inc.	762,648
1,013	Chemed Corp.	415,340
508	DaVita, Inc. (a)	79,400
2,261	Ensign Group (The), Inc.	484,238
5,401	Guardant Health, Inc. (a)	507,154
4,815	Henry Schein, Inc. (a)	396,708
3,033	Molina Healthcare, Inc. (a)	467,234
5,786	Option Care Health, Inc. (a)	187,814
1,001	Tenet Healthcare Corp. (a)	239,629
1,189	Universal Health Services, Inc., Class B	245,053
		4,473,039
	Health Care REITs — 1.9%
12,964	American Healthcare REIT, Inc.	677,239
8,647	CareTrust REIT, Inc.	351,241
19,338	Omega Healthcare Investors, Inc.	933,445
28,692	Sabra Health Care REIT, Inc.	589,621
		2,551,546
	Health Care Technology — 0.0%
2,694	Doximity, Inc., Class A (a)	66,084
	Hotel & Resort REITs — 1.1%
30,367	Apple Hospitality REIT, Inc.	372,299
38,279	Host Hotels & Resorts, Inc.	749,886
35,758	Park Hotels & Resorts, Inc.	404,423
		1,526,608
	Hotels, Restaurants & Leisure — 0.1%
1,302	Boyd Gaming Corp.	108,365
	Household Durables — 2.5%
760	Installed Building Products, Inc.	249,098
2,418	KB Home	153,736
5,081	PulteGroup, Inc.	697,113
5,031	Somnigroup International, Inc.	450,325
11,495	Taylor Morrison Home Corp. (a)	757,406
6,621	Toll Brothers, Inc.	1,041,086
		3,348,764
Shares	Description	Value

	Independent Power and Renewable Electricity Producers — 0.4%
1,248	Talen Energy Corp. (a)	$462,970
874	Vistra Corp.	151,980
		614,950
	Industrial REITs — 0.3%
6,327	First Industrial Realty Trust, Inc.	399,487
	Insurance — 3.9%
5,948	Globe Life, Inc.	864,006
2,793	Hanover Insurance Group (The), Inc.	504,500
1,503	Kemper Corp.	48,577
27,298	Old Republic International Corp.	1,170,265
481	Primerica, Inc.	122,010
4,862	RenaissanceRe Holdings Ltd.	1,470,561
14,974	Unum Group	1,074,085
		5,254,004
	Interactive Media & Services — 0.4%
8,941	Match Group, Inc.	282,536
10,714	Ziff Davis, Inc. (a)	290,135
		572,671
	IT Services — 1.2%
8,078	ASGN, Inc. (a)	346,546
22,224	DXC Technology Co. (a)	279,800
3,138	EPAM Systems, Inc. (a)	442,458
2,010	GoDaddy, Inc., Class A (a)	175,192
2,916	Twilio, Inc., Class A (a)	352,719
		1,596,715
	Leisure Products — 0.5%
4,126	Hasbro, Inc.	410,908
18,003	Mattel, Inc. (a)	305,151
		716,059
	Life Sciences Tools & Services — 0.1%
366	Medpace Holdings, Inc. (a)	165,344
	Machinery — 7.9%
7,991	Allison Transmission Holdings, Inc.	1,001,272
5,310	Atmus Filtration Technologies, Inc.	342,654
5,429	Donaldson Co., Inc.	503,594
1,266	ESCO Technologies, Inc.	351,049
514	Federal Signal Corp.	59,845
32,033	Kennametal, Inc.	1,290,289
551	Lincoln Electric Holdings, Inc.	158,165
3,012	Middleby (The) Corp. (a)	508,606
15,063	Mueller Industries, Inc.	1,776,832
6,391	Mueller Water Products, Inc., Class A	191,283
See Notes to Financial Statements

First Trust Active Factor Mid Cap ETF (AFMC)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
6,221	Oshkosh Corp.	$1,057,694
941	RBC Bearings, Inc. (a)	541,941
2,112	Snap-on, Inc.	813,585
8,887	Timken (The) Co.	963,173
4,945	Toro (The) Co.	488,863
2,202	Watts Water Technologies, Inc., Class A	723,885
		10,772,730
	Marine Transportation — 0.6%
5,182	Matson, Inc.	860,886
	Media — 0.7%
5,341	New York Times (The) Co., Class A	426,158
1,948	Nexstar Media Group, Inc.	488,987
		915,145
	Metals & Mining — 2.7%
19,986	Alcoa Corp.	1,240,731
4,388	Century Aluminum Co. (a)	226,245
15,519	Coeur Mining, Inc. (a)	421,341
5,610	Commercial Metals Co.	411,213
26,338	Hecla Mining Co.	656,080
522	Reliance, Inc.	164,764
2,064	Royal Gold, Inc.	618,766
		3,739,140
	Office REITs — 0.1%
5,086	COPT Defense Properties	161,633
	Oil, Gas & Consumable Fuels — 2.5%
19,696	Antero Midstream Corp.	442,766
14,776	APA Corp.	448,747
7,549	Chord Energy Corp.	818,085
9,303	CNX Resources Corp. (a)	388,679
7,002	HF Sinclair Corp.	350,170
30,575	Peabody Energy Corp.	964,336
		3,412,783
	Personal Care Products — 0.3%
53,226	Nu Skin Enterprises, Inc., Class A	451,356
	Pharmaceuticals — 0.6%
1,854	Axsome Therapeutics, Inc. (a)	303,852
593	Jazz Pharmaceuticals PLC (a)	112,682
5,659	Organon & Co.	41,254
4,432	Perrigo Co. PLC	58,591
3,502	Prestige Consumer Healthcare, Inc. (a)	242,689
5,625	Viatris, Inc.	83,981
		843,049
Shares	Description	Value

	Professional Services — 3.4%
2,553	Booz Allen Hamilton Holding Corp.	$201,253
1,477	CACI International, Inc., Class A (a)	901,221
12,503	Concentrix Corp.	410,098
4,528	ExlService Holdings, Inc. (a)	141,500
22,438	Genpact Ltd.	891,237
16,207	KBR, Inc.	684,422
3,435	ManpowerGroup, Inc.	96,077
12,396	Maximus, Inc.	937,262
4,452	Science Applications International Corp.	410,742
		4,673,812
	Real Estate Management & Development — 0.7%
3,049	Jones Lang LaSalle, Inc. (a)	962,112
	Retail REITs — 0.1%
3,056	Brixmor Property Group, Inc.	92,505
	Semiconductors & Semiconductor Equipment — 2.6%
6,861	Axcelis Technologies, Inc. (a)	566,787
7,428	Cirrus Logic, Inc. (a)	1,048,239
2,496	FormFactor, Inc. (a)	246,804
3,288	MACOM Technology Solutions Holdings, Inc. (a)	815,819
1,595	MKS, Inc.	389,914
7,446	Skyworks Solutions, Inc.	443,633
		3,511,196
	Software — 2.5%
1,154	Commvault Systems, Inc. (a)	98,182
2,385	Docusign, Inc. (a)	107,492
5,138	Dolby Laboratories, Inc., Class A	342,037
18,687	Dropbox, Inc., Class A (a)	466,988
93	Fair Isaac Corp. (a)	131,070
2,305	Gen Digital, Inc.	52,024
1,474	Guidewire Software, Inc. (a)	214,202
2,286	InterDigital, Inc.	837,888
4,150	Life360, Inc. (a)	218,497
5,604	Pegasystems, Inc.	245,063
959	Q2 Holdings, Inc. (a)	46,147
588	Qualys, Inc. (a)	54,372
16,336	Teradata Corp. (a)	514,421
4,027	UiPath, Inc., Class A (a)	43,210
		3,371,593
	Specialized REITs — 1.7%
15,993	EPR Properties	950,144
18,315	Gaming and Leisure Properties, Inc.	895,787
See Notes to Financial Statements

First Trust Active Factor Mid Cap ETF (AFMC)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialized REITs (Continued)
797	Lamar Advertising Co., Class A	$109,779
15,425	Rayonier, Inc.	331,483
		2,287,193
	Specialty Retail — 2.7%
4,167	Abercrombie & Fitch Co., Class A (a)	407,533
11,334	Academy Sports & Outdoors, Inc.	681,513
21,297	American Eagle Outfitters, Inc.	523,267
1,165	Asbury Automotive Group, Inc. (a)	249,053
5,375	Bath & Body Works, Inc.	122,335
1,830	Five Below, Inc. (a)	409,060
10,705	Gap (The), Inc.	300,168
2,065	Urban Outfitters, Inc. (a)	136,703
3,755	Victoria’s Secret & Co. (a)	235,439
1,623	Wayfair, Inc., Class A (a)	123,884
2,675	Williams-Sonoma, Inc.	550,114
		3,739,069
	Technology Hardware, Storage & Peripherals — 0.4%
5,370	NetApp, Inc.	531,791
	Textiles, Apparel & Luxury Goods — 2.2%
1,740	Carter’s, Inc.	58,377
7,480	Crocs, Inc. (a)	678,511
4,887	PVH Corp.	335,248
2,088	Ralph Lauren Corp.	757,109
7,867	Tapestry, Inc.	1,223,082
		3,052,327
	Trading Companies & Distributors — 0.6%
814	Applied Industrial Technologies, Inc.	230,020
638	Boise Cascade Co.	52,788
1,967	WESCO International, Inc.	569,447
		852,255
	Total Common Stocks	136,161,522
	(Cost $121,607,266)
Shares	Description	Value
MONEY MARKET FUNDS — 0.2%
202,341	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.54% (b)	$202,341
	(Cost $202,341)

	Total Investments — 100.0%	136,363,863
	(Cost $121,809,607)
	Net Other Assets and Liabilities — 0.0%	19,227
	Net Assets — 100.0%	$136,383,090

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of February 28, 2026.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$136,161,522	$136,161,522	$—	$—
Money Market Funds	202,341	202,341	—	—
Total Investments	$136,363,863	$136,363,863	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 1.2%
6,584	Astronics Corp. (a)	$530,802
1,298	Carpenter Technology Corp.	516,695
		1,047,497
	Air Freight & Logistics — 0.3%
5,067	Hub Group, Inc., Class A	218,236
	Automobile Components — 1.2%
7,383	Dana, Inc.	252,794
21,459	Garrett Motion, Inc.	436,905
4,024	Phinia, Inc.	292,263
		981,962
	Banks — 8.2%
11,878	Amalgamated Financial Corp.	457,184
30,090	Ames National Corp.	812,731
3,483	Bank First Corp.	469,056
3,606	Bank of NT Butterfield & Son (The) Ltd.	183,004
2,579	Cathay General Bancorp	128,202
2,795	Central Pacific Financial Corp.	89,021
1,780	City Holding Co.	213,547
7,759	ConnectOne Bancorp, Inc.	205,846
8,915	First BanCorp	188,374
7,902	First Financial Bancorp	221,809
7,319	First Financial Corp.	463,732
1,447	Hancock Whitney Corp.	95,227
9,653	Heritage Financial Corp.	254,936
2,550	Hilltop Holdings, Inc.	95,447
8,683	Home BancShares, Inc.	238,435
5,225	Metropolitan Bank Holding Corp.	439,684
1,855	Nicolet Bankshares, Inc.	283,370
16,362	Northeast Community Bancorp, Inc.	395,960
4,853	OFG Bancorp	194,508
6,143	Peoples Bancorp of North Carolina, Inc.	234,724
1,342	Preferred Bank	117,720
5,764	S&T Bancorp, Inc.	240,993
10,820	TrustCo Bank Corp.	469,263
6,657	Trustmark Corp.	283,522
6,259	WaFd, Inc.	195,030
		6,971,325
	Biotechnology — 6.1%
1,530	ACADIA Pharmaceuticals, Inc. (a)	37,577
8,247	ADMA Biologics, Inc. (a)	128,406
7,608	Alkermes PLC (a)	229,001
18,545	Arcutis Biotherapeutics, Inc. (a)	500,159
11,400	Aurinia Pharmaceuticals, Inc. (a)	161,538
Shares	Description	Value

	Biotechnology (Continued)
20,098	Catalyst Pharmaceuticals, Inc. (a)	$463,862
17,203	Emergent BioSolutions, Inc. (a)	140,204
2,534	GRAIL, Inc. (a)	134,885
7,497	Halozyme Therapeutics, Inc. (a)	521,266
1,440	Inhibrx Biosciences, Inc. (a)	106,747
9,720	Kiniksa Pharmaceuticals International PLC (a)	432,443
1,905	Krystal Biotech, Inc. (a)	525,094
3,049	Mirum Pharmaceuticals, Inc. (a)	281,392
3,074	Protagonist Therapeutics, Inc. (a)	283,054
3,432	PTC Therapeutics, Inc. (a)	234,028
9,084	Rigel Pharmaceuticals, Inc. (a)	315,578
6,899	TG Therapeutics, Inc. (a)	207,591
7,239	Travere Therapeutics, Inc. (a)	215,650
6,777	Veracyte, Inc. (a)	247,970
		5,166,445
	Broadline Retail — 0.9%
17,975	Kohl’s Corp.	294,251
25,499	Macy’s, Inc.	504,370
		798,621
	Building Products — 0.9%
4,393	Apogee Enterprises, Inc.	174,929
3,862	Gibraltar Industries, Inc. (a)	175,644
31,112	Janus International Group, Inc. (a)	216,539
16,796	Masterbrand, Inc. (a)	169,976
1,212	Zurn Elkay Water Solutions Corp.	61,788
		798,876
	Capital Markets — 1.1%
1,501	Acadian Asset Management, Inc.	80,844
4,048	Federated Hermes, Inc.	226,728
1,407	PJT Partners, Inc., Class A	207,786
1,373	Victory Capital Holdings, Inc., Class A	94,984
2,247	Virtus Investment Partners, Inc.	310,895
		921,237
	Chemicals — 1.1%
28,662	Perimeter Solutions, Inc. (a)	672,984
2,522	Sensient Technologies Corp.	256,058
		929,042
	Commercial Services & Supplies — 2.1%
1,880	Brady Corp., Class A	173,599
1,261	Cimpress PLC (a)	92,116
3,998	Deluxe Corp.	110,944
9,432	Ennis, Inc.	199,110
5,712	Healthcare Services Group, Inc. (a)	124,350
See Notes to Financial Statements

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Commercial Services & Supplies (Continued)
5,380	HNI Corp.	$241,885
24,127	Interface, Inc.	759,759
4,290	MillerKnoll, Inc.	86,401
		1,788,164
	Communications Equipment — 2.5%
4,541	Calix, Inc. (a)	235,088
5,261	Digi International, Inc. (a)	256,842
38,541	Harmonic, Inc. (a)	409,691
9,134	NetScout Systems, Inc. (a)	266,804
24,483	Viavi Solutions, Inc. (a)	727,390
10,744	Vistance Networks, Inc. (a)	188,772
		2,084,587
	Construction & Engineering — 2.8%
387	Comfort Systems USA, Inc.	553,166
202	Dycom Industries, Inc. (a)	84,844
650	EMCOR Group, Inc.	471,003
784	IES Holdings, Inc. (a)	388,355
918	Sterling Infrastructure, Inc. (a)	393,023
6,654	Tutor Perini Corp.	501,512
		2,391,903
	Consumer Finance — 0.9%
3,655	Bread Financial Holdings, Inc.	258,993
1,172	Dave, Inc. (a)	226,513
8,827	EZCORP, Inc., Class A (a)	234,180
312	FirstCash Holdings, Inc.	60,151
		779,837
	Consumer Staples Distribution & Retail — 0.3%
1,644	PriceSmart, Inc.	254,195
	Containers & Packaging — 0.4%
14,723	Myers Industries, Inc.	329,354
	Distributors — 1.2%
17,197	GigaCloud Technology, Inc., Class A (a)	762,515
3,939	Gold.com, Inc.	226,374
		988,889
	Diversified Consumer Services — 2.3%
5,266	American Public Education, Inc. (a)	241,288
442	Grand Canyon Education, Inc. (a)	70,309
6,972	H&R Block, Inc.	213,483
15,618	Laureate Education, Inc. (a)	505,086
Shares	Description	Value

	Diversified Consumer Services (Continued)
7,384	Lincoln Educational Services Corp. (a)	$267,596
11,335	Perdoceo Education Corp.	378,022
3,220	Stride, Inc. (a)	271,704
		1,947,488
	Diversified Telecommunication Services — 0.2%
3,383	Globalstar, Inc. (a)	210,659
	Electric Utilities — 0.2%
5,474	Hawaiian Electric Industries, Inc. (a)	84,792
1,174	Otter Tail Corp.	99,908
		184,700
	Electrical Equipment — 3.4%
5,731	Atkore, Inc.	370,853
6,182	Bloom Energy Corp., Class A (a)	962,352
3,234	EnerSys	537,329
331	Powell Industries, Inc.	173,312
3,964	Vicor Corp. (a)	798,349
		2,842,195
	Electronic Equipment, Instruments & Components — 4.8%
14	Advanced Energy Industries, Inc.	4,698
676	Avnet, Inc.	44,508
2,517	Bel Fuse, Inc., Class B	578,180
18,602	Daktronics, Inc. (a)	479,560
484	ePlus, Inc.	39,039
2,188	Itron, Inc. (a)	205,563
8,200	LightPath Technologies, Inc., Class A (a)	85,526
11,337	nLight, Inc. (a)	637,026
1,161	PC Connection, Inc.	70,763
2,341	Sanmina Corp. (a)	363,464
8,790	ScanSource, Inc. (a)	323,296
11,468	TTM Technologies, Inc. (a)	1,195,424
		4,027,047
	Energy Equipment & Services — 0.8%
4,281	Forum Energy Technologies, Inc. (a)	248,426
9,657	National Energy Services Reunited Corp. (a)	241,908
20,762	TETRA Technologies, Inc. (a)	179,799
		670,133
See Notes to Financial Statements

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Entertainment — 0.6%
3,818	Madison Square Garden Entertainment Corp. (a)	$241,069
2,135	Sphere Entertainment Co. (a)	254,086
		495,155
	Financial Services — 2.2%
8,590	Enact Holdings, Inc.	359,406
4,345	Essent Group Ltd.	264,350
2,459	Euronet Worldwide, Inc. (a)	171,023
17,918	MGIC Investment Corp.	475,364
6,168	NMI Holdings, Inc. (a)	242,464
17,885	Pagseguro Digital Ltd., Class A	189,760
3,604	Radian Group, Inc.	124,410
7,957	Western Union (The) Co.	76,626
		1,903,403
	Food Products — 1.3%
4,650	Cal-Maine Foods, Inc.	405,061
3,346	Fresh Del Monte Produce, Inc.	143,644
3,696	Seneca Foods Corp., Class A (a)	513,670
		1,062,375
	Gas Utilities — 0.1%
2,686	MDU Resources Group, Inc.	55,546
	Health Care Equipment & Supplies — 4.1%
6,692	Axogen, Inc. (a)	212,337
831	CONMED Corp.	38,226
2,978	Embecta Corp.	30,554
3,366	Envista Holdings Corp. (a)	98,321
3,238	Globus Medical, Inc., Class A (a)	309,100
25,250	Inmode Ltd. (a)	347,188
1,366	Inspire Medical Systems, Inc. (a)	88,121
2,270	iRadimed Corp.	235,013
3,036	iRhythm Holdings, Inc. (a)	406,065
5,762	Lantheus Holdings, Inc. (a)	431,631
2,058	LeMaitre Vascular, Inc.	222,634
2,821	LivaNova PLC (a)	199,163
5,721	Omnicell, Inc. (a)	235,133
2,295	SI-BONE, Inc. (a)	35,618
21,431	Tactile Systems Technology, Inc. (a)	627,714
		3,516,818
	Health Care Providers & Services — 3.3%
301	Addus HomeCare Corp. (a)	31,163
6,847	Astrana Health, Inc. (a)	139,199
7,180	BrightSpring Health Services, Inc. (a)	297,467
38,666	Brookdale Senior Living, Inc. (a)	591,590
2,705	GeneDx Holdings Corp. (a)	215,616
Shares	Description	Value

	Health Care Providers & Services (Continued)
3,954	Guardant Health, Inc. (a)	$371,281
4,128	Guardian Pharmacy Services, Inc., Class A (a)	138,329
3,995	National HealthCare Corp.	653,182
3,621	PACS Group, Inc. (a)	132,203
3,413	Pediatrix Medical Group, Inc. (a)	67,748
9,734	Progyny, Inc. (a)	172,194
		2,809,972
	Health Care REITs — 1.8%
7,189	American Healthcare REIT, Inc.	375,553
7,203	CareTrust REIT, Inc.	292,586
6,065	National Health Investors, Inc.	509,885
15,717	Sabra Health Care REIT, Inc.	322,984
		1,501,008
	Health Care Technology — 0.5%
20,956	Certara, Inc. (a)	148,369
9,442	Phreesia, Inc. (a)	116,420
15,975	Simulations Plus, Inc. (a)	195,374
		460,163
	Hotel & Resort REITs — 0.1%
6,047	Apple Hospitality REIT, Inc.	74,136
3,277	Park Hotels & Resorts, Inc.	37,063
		111,199
	Hotels, Restaurants & Leisure — 0.3%
1,721	Brinker International, Inc. (a)	255,052
	Household Durables — 0.7%
4,871	Helen of Troy Ltd. (a)	85,925
1,722	M/I Homes, Inc. (a)	244,800
12,786	Sonos, Inc. (a)	196,904
1,406	Taylor Morrison Home Corp. (a)	92,641
		620,270
	Household Products — 0.1%
636	Spectrum Brands Holdings, Inc.	49,850
	Independent Power and Renewable Electricity Producers — 0.2%
11,616	Hallador Energy Co. (a)	211,179
	Industrial REITs — 0.4%
7,084	Innovative Industrial Properties, Inc.	375,169
	Insurance — 2.8%
10,611	Fidelis Insurance Holdings Ltd.	202,246
11,481	Hamilton Insurance Group Ltd., Class B (a)	362,685
1,418	HCI Group, Inc.	250,163
16,539	Heritage Insurance Holdings, Inc. (a)	460,942
See Notes to Financial Statements

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
2,826	Mercury General Corp.	$255,979
24,514	SiriusPoint Ltd. (a)	518,226
8,463	Universal Insurance Holdings, Inc.	297,644
		2,347,885
	Interactive Media & Services — 1.0%
22,490	Angi, Inc. (a)	174,972
1,274	Cargurus, Inc. (a)	39,112
32,398	Cars.com, Inc. (a)	276,679
2,773	Yelp, Inc. (a)	61,810
11,135	Ziff Davis, Inc. (a)	301,536
		854,109
	IT Services — 0.5%
4,936	ASGN, Inc. (a)	211,755
395	DXC Technology Co. (a)	4,973
7,177	Fastly, Inc., Class A (a)	137,224
3,327	Hackett Group (The), Inc.	45,447
		399,399
	Life Sciences Tools & Services — 0.4%
13,089	Adaptive Biotechnologies Corp. (a)	209,686
237	Medpace Holdings, Inc. (a)	107,067
53	OmniAb, Inc. - 12.5 Earnout Shares (a) (b) (c) (d)	0
53	OmniAb, Inc. - 15 Earnout Shares (a) (b) (c) (d)	0
		316,753
	Machinery — 2.2%
687	Atmus Filtration Technologies, Inc.	44,332
7,726	Blue Bird Corp. (a)	450,194
830	Hyster-Yale, Inc.	30,569
7,884	Kennametal, Inc.	317,568
2,273	Mueller Industries, Inc.	268,123
8,615	Mueller Water Products, Inc., Class A	257,847
1,450	SPX Technologies, Inc. (a)	329,063
449	Watts Water Technologies, Inc., Class A	147,604
		1,845,300
	Marine Transportation — 1.7%
27,965	Costamare, Inc.	491,345
13,180	Genco Shipping & Trading Ltd.	316,979
3,608	Matson, Inc.	599,397
		1,407,721
Shares	Description	Value

	Media — 0.2%
19,997	AMC Networks, Inc., Class A (a)	$163,375
	Metals & Mining — 3.4%
1,622	Alpha Metallurgical Resources, Inc. (a)	263,818
24,805	Caledonia Mining Corp. PLC	787,311
12,028	Coeur Mining, Inc. (a)	326,560
3,566	Constellium SE (a)	88,758
29,813	Hecla Mining Co.	742,642
4,976	Hycroft Mining Holding Corp., Class A (a)	250,641
9,129	SSR Mining, Inc. (a)	293,863
21,459	SunCoke Energy, Inc.	122,316
		2,875,909
	Multi-Utilities — 0.2%
3,378	Avista Corp.	137,214
	Oil, Gas & Consumable Fuels — 4.8%
18,362	Ardmore Shipping Corp.	300,769
3,721	Chord Energy Corp.	403,245
17,653	DHT Holdings, Inc.	344,057
1,502	Dorian LPG Ltd.	55,559
1,464	Murphy Oil Corp.	48,532
10,597	Par Pacific Holdings, Inc. (a)	452,174
24,320	Peabody Energy Corp.	767,053
8,217	Scorpio Tankers, Inc.	649,800
17,003	Talos Energy, Inc. (a)	208,287
18,700	Teekay Corp. Ltd.	242,165
7,580	Teekay Tankers Ltd., Class A	593,286
		4,064,927
	Paper & Forest Products — 0.4%
7,758	Sylvamo Corp.	359,195
	Personal Care Products — 1.3%
25,198	Herbalife Ltd. (a)	491,865
35,880	Nu Skin Enterprises, Inc., Class A	304,263
15,010	USANA Health Sciences, Inc. (a)	323,015
		1,119,143
	Pharmaceuticals — 4.0%
3,010	ANI Pharmaceuticals, Inc. (a)	222,439
1,718	Corcept Therapeutics, Inc. (a)	61,333
26,263	CorMedix, Inc. (a)	187,255
10,473	Harmony Biosciences Holdings, Inc. (a)	298,899
1,334	Harrow, Inc. (a)	72,276
14,806	Indivior Pharmaceuticals, Inc. (a)	484,452
13,538	Innoviva, Inc. (a)	310,833
750	Ligand Pharmaceuticals, Inc. (a)	148,733
See Notes to Financial Statements

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Pharmaceuticals (Continued)
7,732	Liquidia Corp. (a)	$239,847
7,429	Pacira BioSciences, Inc. (a)	162,769
621	Prestige Consumer Healthcare, Inc. (a)	43,035
28,872	SIGA Technologies, Inc.	186,802
4,713	Supernus Pharmaceuticals, Inc. (a)	257,943
4,245	Tarsus Pharmaceuticals, Inc. (a)	320,582
19,345	Theravance Biopharma, Inc. (a)	353,046
		3,350,244
	Professional Services — 3.2%
7,472	Concentrix Corp.	245,082
1,573	CRA International, Inc.	271,594
1,286	ExlService Holdings, Inc. (a)	40,188
2,031	Huron Consulting Group, Inc. (a)	287,183
18,587	Kelly Services, Inc., Class A	180,480
6,266	Kforce, Inc.	169,307
548	Korn Ferry	34,343
816	ManpowerGroup, Inc.	22,824
1,424	Maximus, Inc.	107,669
6,157	Planet Labs PBC (a)	148,630
3,417	Resolute Holdings Management, Inc. (a)	575,935
427	Science Applications International Corp.	39,395
15,497	TaskUS, Inc., Class A (a)	164,578
1,503	TriNet Group, Inc.	57,234
4,353	Willdan Group, Inc. (a)	388,026
		2,732,468
	Real Estate Management & Development — 0.5%
15,931	Cushman & Wakefield Ltd. (a)	213,635
13,283	RMR Group (The), Inc., Class A	217,575
		431,210
	Retail REITs — 0.1%
14,651	SITE Centers Corp.	90,250
	Semiconductors & Semiconductor Equipment — 3.5%
4,929	ACM Research, Inc., Class A (a)	274,447
5,114	Axcelis Technologies, Inc. (a)	422,467
4,418	Credo Technology Group Holding Ltd. (a)	496,009
2,495	FormFactor, Inc. (a)	246,706
3,579	Kulicke & Soffa Industries, Inc.	249,528
16,468	Penguin Solutions, Inc. (a)	342,205
17,931	Photronics, Inc. (a)	671,157
2,845	Rambus, Inc. (a)	283,533
		2,986,052
Shares	Description	Value

	Software — 4.7%
10,158	A10 Networks, Inc.	$195,643
5,434	Adeia, Inc.	112,429
5,136	Arteris, Inc. (a)	87,261
9,394	Cipher Digital, Inc. (a)	146,546
8,359	Clear Secure, Inc., Class A	406,582
1,561	Commvault Systems, Inc. (a)	132,810
1,692	InterDigital, Inc.	620,169
3,104	Life360, Inc. (a)	163,425
9,786	LiveRamp Holdings, Inc. (a)	265,886
37,678	Mitek Systems, Inc. (a)	549,345
25,818	OneSpan, Inc.	285,031
2,601	Q2 Holdings, Inc. (a)	125,160
4,196	Red Violet, Inc. (a)	181,729
1,237	RingCentral, Inc., Class A (a)	45,089
14,988	Teradata Corp. (a)	471,972
34,559	Yext, Inc. (a)	196,295
		3,985,372
	Specialized REITs — 0.9%
7,499	EPR Properties	445,516
3,867	Outfront Media, Inc.	111,408
8,536	Rayonier, Inc.	183,439
		740,363
	Specialty Retail — 3.0%
4,188	Abercrombie & Fitch Co., Class A (a)	409,586
4,995	Academy Sports & Outdoors, Inc.	300,349
6,650	American Eagle Outfitters, Inc.	163,390
1,964	Bath & Body Works, Inc.	44,701
3,361	Buckle (The), Inc.	179,982
16,322	Caleres, Inc.	194,069
8,592	National Vision Holdings, Inc. (a)	231,726
16,549	RealReal (The), Inc. (a)	202,891
6,066	Sally Beauty Holdings, Inc. (a)	97,481
4,707	Signet Jewelers Ltd.	452,766
570	Urban Outfitters, Inc. (a)	37,734
3,409	Victoria’s Secret & Co. (a)	213,744
		2,528,419
	Textiles, Apparel & Luxury Goods — 1.4%
1,073	Carter’s, Inc.	35,999
2,148	Crocs, Inc. (a)	194,845
21,602	Figs, Inc., Class A (a)	333,751
10,298	G-III Apparel Group Ltd.	315,016
4,833	PVH Corp.	331,544
		1,211,155
	Trading Companies & Distributors — 1.1%
869	Applied Industrial Technologies, Inc.	245,562
See Notes to Financial Statements

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors (Continued)
2,187	Boise Cascade Co.	$180,952
26,647	DNOW, Inc. (a)	313,902
25,267	Hudson Technologies, Inc. (a)	179,648
		920,064
	Total Common Stocks	84,626,078
	(Cost $77,464,100)
MONEY MARKET FUNDS — 0.1%
93,864	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.54% (e)	93,864
	(Cost $93,864)

	Total Investments — 100.0%	84,719,942
	(Cost $77,557,964)
	Net Other Assets and Liabilities — 0.0%	691
	Net Assets — 100.0%	$84,720,633

(a)	Non-income producing security.
(b)	Restricted security as to resale, excluding Rule 144A securities (see Note 2E - Restricted Securities in the Notes to Financial Statements).
(c)
This security is fair valued by First Trust Advisors L.P.’s
Pricing Committee in accordance with procedures approved
by the Trust’s Board of Trustees, and in accordance with
provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At February 28, 2026, securities
noted as such are valued at $0 or 0.0% of net assets.

(d)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(e)	Rate shown reflects yield as of February 28, 2026.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Life Sciences Tools & Services	$316,753	$316,753	$—	$— **
Other Industry Categories*	84,309,325	84,309,325	—	—
Money Market Funds	93,864	93,864	—	—
Total Investments	$84,719,942	$84,719,942	$—	$— **

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust Innovation Leaders ETF (ILDR)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.0%
	Aerospace & Defense — 4.0%
4,575	AeroVironment, Inc. (b)	$1,154,044
6,362	BWX Technologies, Inc.	1,310,445
4,204	Carpenter Technology Corp.	1,673,486
32,695	Firefly Aerospace, Inc. (b)	630,032
49,441	Intuitive Machines, Inc. (b)	814,788
35,756	Leonardo DRS, Inc.	1,551,453
31,847	MDA Space Ltd. (CAD) (b)	923,389
9,897	Rocket Lab Corp. (b)	683,883
		8,741,520
	Automobiles — 2.0%
11,081	Tesla, Inc. (b)	4,460,213
	Biotechnology — 10.8%
12,656	AbbVie, Inc.	2,937,204
4,029	Alnylam Pharmaceuticals, Inc. (b)	1,341,335
3,212	Argenx SE (EUR) (b)	2,495,030
13,998	Ascendis Pharma A/S, ADR (b)	3,268,533
21,255	Bridgebio Pharma, Inc. (b)	1,413,032
39,259	Halozyme Therapeutics, Inc. (b)	2,729,678
42,370	Ideaya Biosciences, Inc. (b)	1,364,314
6,221	Madrigal Pharmaceuticals, Inc. (b)	2,687,472
27,223	Mirum Pharmaceuticals, Inc. (b)	2,512,411
22,810	Neurocrine Biosciences, Inc. (b)	3,016,623
		23,765,632
	Broadline Retail — 5.9%
58,105	Amazon.com, Inc. (b)	12,202,050
432	MercadoLibre, Inc. (b)	759,275
		12,961,325
	Building Products — 0.9%
8,940	Modine Manufacturing Co. (b)	2,031,615
	Capital Markets — 2.4%
11,763	Coinbase Global, Inc., Class A (b)	2,068,523
20,147	Robinhood Markets, Inc., Class A (b)	1,528,150
13,694	Tradeweb Markets, Inc., Class A	1,687,854
		5,284,527
	Communications Equipment — 0.9%
15,898	Arista Networks, Inc. (b)	2,122,383
	Consumer Finance — 0.5%
42,370	Figure Technology Solutions, Inc., Class A (b)	1,071,114
	Consumer Staples Distribution & Retail — 0.5%
27,818	Maplebear, Inc. (b)	1,043,453
	Electric Utilities — 1.9%
37,934	NextEra Energy, Inc.	3,557,071
9,066	Oklo, Inc. (b)	570,705
		4,127,776
	Electrical Equipment — 10.7%
9,858	Eaton Corp. PLC	3,705,819
5,445	GE Vernova, Inc.	4,756,752
43,592	NuScale Power Corp. (b)	560,157
Shares	Description	Value

	Electrical Equipment (Continued)
27,066	Schneider Electric SE (EUR)	$8,849,195
29,214	Siemens Energy AG (EUR)	5,745,732
		23,617,655
	Electronic Equipment, Instruments & Components — 0.3%
32,695	Ouster, Inc. (b)	619,570
	Energy Equipment & Services — 1.7%
29,799	Baker Hughes Co.	1,944,683
38,147	Solaris Energy Infrastructure, Inc.	1,893,235
		3,837,918
	Entertainment — 0.9%
3,715	Spotify Technology S.A. (b)	1,913,002
	Financial Services — 2.3%
1,741	Adyen N.V. (EUR) (b) (c) (d)	2,046,469
25,106	Block, Inc. (b)	1,599,252
54,874	Toast, Inc., Class A (b)	1,498,609
		5,144,330
	Health Care Equipment & Supplies — 0.5%
2,368	Intuitive Surgical, Inc. (b)	1,192,312
	Hotels, Restaurants & Leisure — 0.6%
9,294	Airbnb, Inc., Class A (b)	1,255,712
	Interactive Media & Services — 7.9%
38,218	Alphabet, Inc., Class A	11,914,844
4,780	Meta Platforms, Inc., Class A	3,098,300
42,735	Pinterest, Inc., Class A (b)	732,050
11,081	Reddit, Inc., Class A (b)	1,615,721
		17,360,915
	IT Services — 3.0%
5,445	Cloudflare, Inc., Class A (b)	937,575
4,963	MongoDB, Inc. (b)	1,630,197
27,207	Shopify, Inc., Class A (b)	3,284,701
4,906	Snowflake, Inc. (b)	826,219
		6,678,692
	Pharmaceuticals — 5.1%
8,757	Eli Lilly & Co.	9,212,277
16,894	Merck & Co., Inc.	2,091,815
		11,304,092
	Semiconductors & Semiconductor Equipment — 21.4%
25,184	Advanced Micro Devices, Inc. (b)	5,042,089
27,199	Broadcom, Inc.	8,691,440
277,024	indie Semiconductor, Inc., Class A (b)	1,013,908
55,405	Marvell Technology, Inc.	4,526,034
14,333	Micron Technology, Inc.	5,910,499
91,208	NVIDIA Corp.	16,161,146
29,799	Rambus, Inc. (b)	2,969,768
See Notes to Financial Statements

First Trust Innovation Leaders ETF (ILDR)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
38,280	Rigetti Computing, Inc. (b)	$666,838
24,176	Semtech Corp. (b)	2,181,159
		47,162,881
	Software — 13.8%
17,877	Atlassian Corp., Class A (b)	1,343,099
99,363	Cellebrite DI Ltd. (b)	1,325,502
30,518	Dynatrace, Inc. (b)	1,096,207
21,883	Microsoft Corp.	8,594,330
50,132	Oracle Corp.	7,289,193
23,979	Palo Alto Networks, Inc. (b)	3,570,953
14,897	Rubrik, Inc., Class A (b)	774,048
35,417	ServiceNow, Inc. (b)	3,825,390
2,946	Synopsys, Inc. (b)	1,219,644
9,261	Zscaler, Inc. (b)	1,361,274
		30,399,640
	Technology Hardware, Storage & Peripherals — 0.3%
18,133	IonQ, Inc. (b)	695,763
	Trading Companies & Distributors — 0.7%
40,295	Xometry, Inc., Class A (b)	1,652,699
	Total Common Stocks	218,444,739
	(Cost $209,902,879)
MONEY MARKET FUNDS — 1.0%
2,206,668	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.54% (e)	2,206,668
	(Cost $2,206,668)

	Total Investments — 100.0%	220,651,407
	(Cost $212,109,547)
	Net Other Assets and Liabilities — (0.0)%	(44,006)
	Net Assets — 100.0%	$220,607,401

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Rate shown reflects yield as of February 28, 2026.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar
EUR	– Euro

Country Allocation†	% of Net Assets
United States	84.8%
France	4.0
Germany	2.6
Netherlands	2.0
Canada	1.9
Ireland	1.7
Denmark	1.5
Luxembourg	0.9
Israel	0.6
Total Investments	100.0
Net Other Assets and Liabilities	(0.0)††
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation.
††	Amount is less than 0.1%.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$218,444,739	$218,444,739	$—	$—
Money Market Funds	2,206,668	2,206,668	—	—
Total Investments	$220,651,407	$220,651,407	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Expanded Technology ETF (XPND)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.7%
	Communications Equipment — 7.6%
9,746	Arista Networks, Inc. (a)	$1,301,091
30,572	Cisco Systems, Inc.	2,429,251
363	Motorola Solutions, Inc.	175,060
		3,905,402
	Electronic Equipment, Instruments & Components — 4.9%
9,474	Amphenol Corp., Class A	1,383,772
6,633	Corning, Inc.	997,471
636	Jabil, Inc.	168,534
		2,549,777
	Entertainment — 8.2%
1,023	Live Nation Entertainment, Inc. (a)	165,869
22,529	Netflix, Inc. (a)	2,168,191
693	TKO Group Holdings, Inc.	155,142
13,810	Walt Disney (The) Co.	1,464,413
5,610	Warner Bros. Discovery, Inc. (a)	158,034
4,769	Warner Music Group Corp., Class A	136,393
		4,248,042
	Financial Services — 9.1%
4,405	Mastercard, Inc., Class A	2,278,310
2,152	PayPal Holdings, Inc.	99,444
7,251	Visa, Inc., Class A	2,321,335
		4,699,089
	Interactive Media & Services — 9.3%
7,566	Alphabet, Inc., Class A	2,358,776
3,744	Meta Platforms, Inc., Class A	2,426,786
		4,785,562
	IT Services — 3.5%
1,052	GoDaddy, Inc., Class A (a)	91,692
7,232	International Business Machines Corp.	1,737,199
		1,828,891
	Media — 0.2%
2,050	Fox Corp., Class A	115,497
	Semiconductors & Semiconductor Equipment — 27.3%
6,160	Applied Materials, Inc.	2,293,368
6,010	Broadcom, Inc.	1,920,496
1,018	KLA Corp.	1,551,992
9,719	Lam Research Corp.	2,273,177
6,667	Marvell Technology, Inc.	544,627
147	Monolithic Power Systems, Inc.	167,983
13,689	NVIDIA Corp.	2,425,554
Shares	Description	Value

	Semiconductors & Semiconductor Equipment (Continued)
8,278	QUALCOMM, Inc.	$1,178,456
744	Teradyne, Inc.	238,102
7,027	Texas Instruments, Inc.	1,490,497
		14,084,252
	Software — 21.1%
3,239	Adobe, Inc. (a)	849,946
2,613	AppLovin Corp., Class A (a)	1,136,054
446	Autodesk, Inc. (a)	109,658
2,104	Cadence Design Systems, Inc. (a)	634,146
841	Datadog, Inc., Class A (a)	94,158
1,656	Fortinet, Inc. (a)	130,874
5,104	Gen Digital, Inc.	115,197
2,156	Intuit, Inc.	881,869
4,924	Microsoft Corp.	1,933,852
12,001	Oracle Corp.	1,744,945
14,392	Palantir Technologies, Inc., Class A (a)	1,974,438
772	PTC, Inc. (a)	120,887
8,020	ServiceNow, Inc. (a)	866,240
626	Workday, Inc., Class A (a)	83,734
1,587	Zoom Communications, Inc. (a)	117,343
537	Zscaler, Inc. (a)	78,934
		10,872,275
	Technology Hardware, Storage & Peripherals — 4.9%
8,694	Apple, Inc.	2,296,781
1,205	NetApp, Inc.	119,331
1,509	Pure Storage, Inc., Class A (a)	96,908
		2,513,020
	Wireless Telecommunication Services — 3.6%
8,650	T-Mobile US, Inc.	1,877,828
	Total Common Stocks	51,479,635
	(Cost $48,016,533)
MONEY MARKET FUNDS — 0.3%
151,430	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.54% (b)	151,430
	(Cost $151,430)

	Total Investments — 100.0%	51,631,065
	(Cost $48,167,963)
	Net Other Assets and Liabilities — 0.0%	13,632
	Net Assets — 100.0%	$51,644,697

See Notes to Financial Statements

First Trust Expanded Technology ETF (XPND)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
(a)	Non-income producing security.
(b)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$51,479,635	$51,479,635	$—	$—
Money Market Funds	151,430	151,430	—	—
Total Investments	$51,631,065	$51,631,065	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Multi-Strategy Alternative ETF (LALT)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.8%
	Capital Markets — 99.8%
333,552	First Trust Alternative Absolute Return Strategy ETF (a)	$10,083,277
108,605	First Trust Global Tactical Commodity Strategy Fund (a)	2,772,686
117,989	First Trust Long/Short Equity ETF (a)	8,407,306
88,399	First Trust Low Duration Opportunities ETF (a)	4,458,846
192,701	First Trust Managed Futures Strategy Fund (a)	9,716,890
101,963	First Trust Merger Arbitrage ETF (a)	2,110,634
32,790	iShares 7-10 Year Treasury Bond ETF	3,213,092
41,399	iShares Gold Trust (b)	4,101,399

	Total Investments — 99.8%	44,864,130
	(Cost $41,696,804)
	Net Other Assets and Liabilities — 0.2%	74,141
	Net Assets — 100.0%	$44,938,271

(a)	Investment in an affiliated fund.
(b)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$44,864,130	$44,864,130	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities
February 28, 2026 (Unaudited)

	First Trust Active Factor Large Cap ETF (AFLG)	First Trust Active Factor Mid Cap ETF (AFMC)	First Trust Active Factor Small Cap ETF (AFSM)
ASSETS:
Investments, at value - Unaffiliated	$485,891,404	$136,363,863	$84,719,942
Investments, at value - Affiliated	—	—	—
Total investments, at value	485,891,404	136,363,863	84,719,942
Cash	—	—	—
Receivables:
Dividends	424,749	81,079	47,050
Interest	—	150	183
Capital shares sold	—	—	—
Reclaims	—	—	264
Total Assets	486,316,153	136,445,092	84,767,439

LIABILITIES:
Due to custodian foreign currency	—	—	—
Payables:
Investment advisory fees	203,106	62,002	46,806
Investment securities purchased	—	—	—
Total Liabilities	203,106	62,002	46,806
NET ASSETS	$486,113,047	$136,383,090	$84,720,633

NET ASSETS consist of:
Paid-in capital	$425,601,865	$122,463,808	$79,628,005
Par value	120,000	36,500	24,500
Accumulated distributable earnings (loss)	60,391,182	13,882,782	5,068,128
NET ASSETS	$486,113,047	$136,383,090	$84,720,633
NET ASSET VALUE, per share	$40.51	$37.37	$34.58
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	12,000,002	3,650,002	2,450,002
Investments, at cost - Unaffiliated	$428,302,444	$121,809,607	$77,557,964
Investments, at cost - Affiliated	$—	$—	$—
Total investments, at cost	$428,302,444	$121,809,607	$77,557,964
Foreign currency, at cost (proceeds)	$—	$—	$—
See Notes to Financial Statements

First Trust Innovation Leaders ETF (ILDR)	First Trust Expanded Technology ETF (XPND)	First Trust Multi-Strategy Alternative ETF (LALT)

$220,651,407	$51,631,065	$7,314,491
—	—	37,549,639
220,651,407	51,631,065	44,864,130
—	—	78,206

80,204	39,316	—
—	—	—
—	—	1,214,540
2,748	—	—
220,734,359	51,670,381	46,156,876

11	—	—

126,947	25,684	6,078
—	—	1,212,527
126,958	25,684	1,218,605
$220,607,401	$51,644,697	$44,938,271

$209,394,366	$50,045,564	$40,842,091
71,000	15,000	18,500
11,142,035	1,584,133	4,077,680
$220,607,401	$51,644,697	$44,938,271
$31.07	$34.43	$24.29
7,100,002	1,500,002	1,850,002
$212,109,547	$48,167,963	$5,779,909
$—	$—	$35,916,895
$212,109,547	$48,167,963	$41,696,804
$(11)	$—	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Operations
For the Six Months Ended February 28, 2026 (Unaudited)

	First Trust Active Factor Large Cap ETF (AFLG)	First Trust Active Factor Mid Cap ETF (AFMC)	First Trust Active Factor Small Cap ETF (AFSM)
INVESTMENT INCOME:
Dividends - Unaffiliated	$3,131,570	$775,506	$405,393
Dividends - Affiliated	—	—	—
Foreign withholding tax	(351)	(740)	(1,075)
Total investment income	3,131,219	774,766	404,318

EXPENSES:
Investment advisory fees	1,231,385	318,597	220,391
Other expenses	23,104	4,885	2,683
Total expenses	1,254,489	323,482	223,074
NET INVESTMENT INCOME (LOSS)	1,876,730	451,284	181,244

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Unaffiliated	(3,053,662)	(2,694,884)	(1,087,346)
Investments - Affiliated	—	—	—
In-kind redemptions - Unaffiliated	11,440,294	5,296,050	1,879,964
Foreign currency transactions	—	—	—
Net realized gain (loss)	8,386,632	2,601,166	792,618
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	25,600,991	8,524,498	3,346,610
Investments - Affiliated	—	—	—
Net change in unrealized appreciation (depreciation)	25,600,991	8,524,498	3,346,610
NET REALIZED AND UNREALIZED GAIN (LOSS)	33,987,623	11,125,664	4,139,228
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$35,864,353	$11,576,948	$4,320,472
See Notes to Financial Statements

First Trust Innovation Leaders ETF (ILDR)	First Trust Expanded Technology ETF (XPND)	First Trust Multi-Strategy Alternative ETF (LALT)

$375,893	$158,444	$40,264
—	—	1,308,385
(3,625)	—	—
372,268	158,444	1,348,649

729,775	135,496	30,585
4,891	1,939	1,514
734,666	137,435	32,099
(362,398)	21,009	1,316,550

(6,864,803)	(569,416)	10,042
—	—	(6,398)
12,986,846	1,778,619	—
(7,914)	—	—
6,114,129	1,209,203	3,644

(7,292,405)	(2,202,008)	1,161,062
—	—	1,113,903
(7,292,405)	(2,202,008)	2,274,965
(1,178,276)	(992,805)	2,278,609
$(1,540,674)	$(971,796)	$3,595,159
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets

	First Trust Active Factor Large Cap ETF (AFLG)		First Trust Active Factor Mid Cap ETF (AFMC)
	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025
OPERATIONS:
Net investment income (loss)	$1,876,730	$1,936,460	$451,284	$532,896
Net realized gain (loss)	8,386,632	(884,602)	2,601,166	(816,592)
Net change in unrealized appreciation (depreciation)	25,600,991	30,820,361	8,524,498	5,510,913
Net increase (decrease) in net assets resulting from operations	35,864,353	31,872,219	11,576,948	5,227,217

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(2,254,950)	(1,236,126)	(482,391)	(390,260)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	95,657,681	396,380,052	61,495,477	76,031,161
Cost of shares redeemed	(41,831,813)	(46,662,472)	(18,262,182)	(13,041,366)
Net increase (decrease) in net assets resulting from shareholder transactions	53,825,868	349,717,580	43,233,295	62,989,795
Total increase (decrease) in net assets	87,435,271	380,353,673	54,327,852	67,826,752

NET ASSETS:
Beginning of period	398,677,776	18,324,103	82,055,238	14,228,486
End of period	$486,113,047	$398,677,776	$136,383,090	$82,055,238

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	10,600,002	550,002	2,450,002	450,002
Shares sold	2,450,000	11,400,000	1,700,000	2,400,000
Shares redeemed	(1,050,000)	(1,350,000)	(500,000)	(400,000)
Shares outstanding, end of period	12,000,002	10,600,002	3,650,002	2,450,002
See Notes to Financial Statements

First Trust Active Factor Small Cap ETF (AFSM)		First Trust Innovation Leaders ETF (ILDR)
Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025

$181,244	$281,883	$(362,398)	$(163,229)
792,618	(521,095)	6,114,129	4,465,242
3,346,610	2,280,079	(7,292,405)	8,989,411
4,320,472	2,040,867	(1,540,674)	13,291,424

(153,110)	(228,345)	—	—

43,396,428	36,935,126	137,763,196	89,160,185
(6,538,898)	(10,334,808)	(36,419,166)	(21,794,952)
36,857,530	26,600,318	101,344,030	67,365,233
41,024,892	28,412,840	99,803,356	80,656,657

43,695,741	15,282,901	120,804,045	40,147,388
$84,720,633	$43,695,741	$220,607,401	$120,804,045

1,350,002	500,002	4,000,002	1,700,002
1,300,000	1,200,000	4,200,000	3,150,000
(200,000)	(350,000)	(1,100,000)	(850,000)
2,450,002	1,350,002	7,100,002	4,000,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	First Trust Expanded Technology ETF (XPND)		First Trust Multi-Strategy Alternative ETF (LALT)
	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025
OPERATIONS:
Net investment income (loss)	$21,009	$34,142	$1,316,550	$391,603
Net realized gain (loss)	1,209,203	2,247,343	3,644	189,444
Net change in unrealized appreciation (depreciation)	(2,202,008)	2,006,957	2,274,965	718,705
Net increase (decrease) in net assets resulting from operations	(971,796)	4,288,442	3,595,159	1,299,752

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(12,700)	(35,335)	(437,265)	(349,696)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	27,371,297	14,138,439	19,725,640	16,916,419
Cost of shares redeemed	(5,458,492)	(8,740,856)	—	(6,228,595)
Net increase (decrease) in net assets resulting from shareholder transactions	21,912,805	5,397,583	19,725,640	10,687,824
Total increase (decrease) in net assets	20,928,309	9,650,690	22,883,534	11,637,880

NET ASSETS:
Beginning of period	30,716,388	21,065,698	22,054,737	10,416,857
End of period	$51,644,697	$30,716,388	$44,938,271	$22,054,737

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	900,002	750,002	1,000,002	500,002
Shares sold	750,000	450,000	850,000	800,000
Shares redeemed	(150,000)	(300,000)	—	(300,000)
Shares outstanding, end of period	1,500,002	900,002	1,850,002	1,000,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights
For a share outstanding throughout each period
First Trust Active Factor Large Cap ETF (AFLG)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$37.61	$33.32	$25.72	$23.49	$26.72	$20.99
Income from investment operations:
Net investment income (loss)	0.16 (a)	0.36 (a)	0.31 (a)	0.35 (a)	0.30	0.27
Net realized and unrealized gain (loss)	2.93	4.20	7.62	2.25	(3.26)	5.72
Total from investment operations	3.09	4.56	7.93	2.60	(2.96)	5.99
Distributions paid to shareholders from:
Net investment income	(0.19)	(0.27)	(0.33)	(0.37)	(0.27)	(0.26)
Net asset value, end of period	$40.51	$37.61	$33.32	$25.72	$23.49	$26.72
Total return (b)	8.24%	13.76%	31.10%	11.22%	(11.18)%	28.74%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$486,113	$398,678	$18,324	$5,144	$4,698	$4,007
Ratio of total expenses to average net assets	0.56% (c) (d)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets	0.84% (c)	1.04%	1.04%	1.47%	1.24%	1.12%
Portfolio turnover rate (e)	37%	37%	48%	55%	61%	70%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.55%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Active Factor Mid Cap ETF (AFMC)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$33.49	$31.62	$25.15	$22.20	$26.12	$18.37
Income from investment operations:
Net investment income (loss)	0.16 (a)	0.38 (a)	0.24 (a)	0.23 (a)	0.32	0.19
Net realized and unrealized gain (loss)	3.89	1.80	6.46	2.97	(3.96)	7.76
Total from investment operations	4.05	2.18	6.70	3.20	(3.64)	7.95
Distributions paid to shareholders from:
Net investment income	(0.17)	(0.31)	(0.23)	(0.25)	(0.28)	(0.20)
Net asset value, end of period	$37.37	$33.49	$31.62	$25.15	$22.20	$26.12
Total return (b)	12.15%	6.96%	26.81%	14.59%	(14.04)%	43.52%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$136,383	$82,055	$14,228	$6,287	$1,110	$1,306
Ratio of total expenses to average net assets	0.66% (c) (d) (e)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets	0.92% (c) (d)	1.21%	0.84%	0.96%	1.21%	0.81%
Portfolio turnover rate (f)	47%	52%	60%	49%	80%	80%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Active Factor Small Cap ETF (AFSM)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$32.37	$30.57	$25.12	$22.94	$26.72	$18.45
Income from investment operations:
Net investment income (loss)	0.10 (a)	0.26 (a)	0.22 (a)	0.31 (a)	0.25	0.05
Net realized and unrealized gain (loss)	2.19	1.75	5.46	2.17	(3.85)	8.30
Total from investment operations	2.29	2.01	5.68	2.48	(3.60)	8.35
Distributions paid to shareholders from:
Net investment income	(0.08)	(0.21)	(0.23)	(0.30)	(0.18)	(0.08)
Net asset value, end of period	$34.58	$32.37	$30.57	$25.12	$22.94	$26.72
Total return (b)	7.09%	6.64%	22.72%	10.97%	(13.52)%	45.40%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$84,721	$43,696	$15,283	$3,768	$2,294	$2,672
Ratio of total expenses to average net assets	0.76% (c) (d)	0.75%	0.75%	0.75% (e)	0.75% (e)	0.75% (e)
Ratio of net investment income (loss) to average net assets	0.62% (c)	0.89%	0.81%	1.30% (e)	1.01% (e)	0.27% (e)
Portfolio turnover rate (f)	51%	65%	79%	59%	73%	86%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.75%.
(e)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Innovation Leaders ETF (ILDR)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,				Period Ended 8/31/2021 (a)
		2025	2024	2023	2022
Net asset value, beginning of period	$30.20	$23.62	$18.22	$15.18	$22.95	$20.07
Income from investment operations:
Net investment income (loss)	(0.06) (b)	(0.07) (b)	(0.07) (b)	(0.04) (b)	(0.08)	(0.02)
Net realized and unrealized gain (loss)	0.93 (c)	6.65	5.47	3.08	(7.66)	2.90
Total from investment operations	0.87	6.58	5.40	3.04	(7.74)	2.88
Distributions paid to shareholders from:
Net investment income	—	—	—	—	(0.00) (d)	—
Net realized gain	—	—	—	—	(0.03)	—
Total distributions	—	—	—	—	(0.03)	—
Net asset value, end of period	$31.07	$30.20	$23.62	$18.22	$15.18	$22.95
Total return (e)	2.88%	27.86%	29.64%	20.03%	(33.75)%	14.35%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$220,607	$120,804	$40,147	$15,489	$3,036	$3,443
Ratio of total expenses to average net assets	0.76% (f) (g)	0.75%	0.75% (h)	0.75%	0.75%	0.75% (f)
Ratio of net investment income (loss) to average net assets	(0.37)% (f)	(0.26)%	(0.32)% (h)	(0.24)%	(0.51)%	(0.49)% (f)
Portfolio turnover rate (i)	28%	57%	43%	51%	58%	9%

(a)	Inception date is May 25, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(d)	Amount represents less than $0.01.
(e)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(f)	Annualized.
(g)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.75%.
(h)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(i)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Expanded Technology ETF (XPND)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,				Period Ended 8/31/2021 (a)
		2025	2024	2023	2022
Net asset value, beginning of period	$34.13	$28.09	$21.76	$17.00	$21.87	$20.18
Income from investment operations:
Net investment income (loss)	0.02 (b)	0.04 (b)	0.03 (b)	0.06 (b)	0.04	(0.00) (c)
Net realized and unrealized gain (loss)	0.29 (d)	6.05	6.32	4.77	(4.89)	1.69
Total from investment operations	0.31	6.09	6.35	4.83	(4.85)	1.69
Distributions paid to shareholders from:
Net investment income	(0.01)	(0.05)	(0.02)	(0.07)	(0.02)	—
Net asset value, end of period	$34.43	$34.13	$28.09	$21.76	$17.00	$21.87
Total return (e)	0.91%	21.68%	29.18%	28.55%	(22.19)%	8.37%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$51,645	$30,716	$21,066	$6,529	$15,300	$16,399
Ratio of total expenses to average net assets	0.66% (f) (g)	0.65%	0.65%	0.65%	0.65%	0.65% (f)
Ratio of net investment income (loss) to average net assets	0.10% (f)	0.14%	0.11%	0.36%	0.19%	(0.03)% (f)
Portfolio turnover rate (h)	21%	71%	61%	81%	88%	0%

(a)	Inception date is June 14, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01.
(d)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(e)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(f)	Annualized.
(g)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.
(h)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Multi-Strategy Alternative ETF (LALT)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended		Period Ended 8/31/2023 (a)
		8/31/2025	8/31/2024
Net asset value, beginning of period	$22.05	$20.83	$20.21	$20.01
Income from investment operations:
Net investment income (loss) (b)	0.98	0.52	0.49	0.23
Net realized and unrealized gain (loss)	1.58	1.20	0.59	0.06
Total from investment operations	2.56	1.72	1.08	0.29
Distributions paid to shareholders from:
Net investment income	(0.32)	(0.50)	(0.46)	(0.09)
Net asset value, end of period	$24.29	$22.05	$20.83	$20.21
Total return (c)	11.73%	8.37%	5.49%	1.47%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$44,938	$22,055	$10,417	$1,011
Ratio of total expenses to average net assets (d)	0.21% (e) (f)	0.21% (g)	0.20%	0.20% (e)
Ratio of net investment income (loss) to average net assets (d)	8.61% (e)	2.45%	2.39%	1.97% (e)
Portfolio turnover rate (h)	7%	31%	21%	17%

(a)	Inception date is January 31, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)	Annualized.
(f)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.20%.
(g)	Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.20%.
(h)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund VIII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the six funds (each a “Fund” and collectively, the “Funds”). AFLG, AFMC and AFSM are each a diversified series of the Trust, and ILDR, XPND and LALT are each a non-diversified series of the Trust. The shares of each Fund are listed and traded on the NYSE Arca, Inc.

First Trust Active Factor Large Cap ETF – (ticker “AFLG”)
First Trust Active Factor Mid Cap ETF – (ticker “AFMC”)
First Trust Active Factor Small Cap ETF – (ticker “AFSM”)
First Trust Innovation Leaders ETF – (ticker “ILDR”)
First Trust Expanded Technology ETF – (ticker “XPND”)
First Trust Multi-Strategy Alternative ETF – (ticker “LALT”)
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund. AFLG, AFMC, AFSM, and ILDR’s investment objective seeks to provide capital appreciation. XPND’s investment objective seeks to provide long-term capital appreciation. LALT’s investment objective is long-term total return.
Under normal market conditions, AFLG will invest at least 80% of its net assets (including investment borrowings) in U.S.-listed equity securities issued by large capitalization companies.
Under normal market conditions, AFMC will invest at least 80% of its net assets (including investment borrowings) in U.S.-listed equity securities issued by mid capitalization companies.
Under normal market conditions, AFSM will invest at least 80% of its net assets (including investment borrowings) in U.S.-listed equity securities issued by small capitalization companies.
Under normal market conditions, ILDR will invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stock and depositary receipts issued by U.S. and non-U.S. companies that may benefit from the development or application of scientific and technological innovation.
Under normal market conditions, XPND will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of companies identified by the Fund’s investment advisor as either information technology companies or financial companies and communication services companies whose operations are principally derived from and/or dependent upon technology.
Under normal market conditions, LALT allocates its assets amongst a variety of alternative asset categories and strategies in an effort to provide lower correlation and diversifying risk exposures compared to traditional equity and fixed income benchmarks (e.g., the S&P 500® Index or Bloomberg Aggregate Bond Index) over various market cycles.
There can be no assurance that a Fund will achieve its investment objective. The Funds may not be appropriate for all investors.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, exchange-traded funds and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Shares of open-end funds are valued based on NAV per share.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of February 28, 2026, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
C. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
D. Affiliated Transactions
LALT invests in securities of affiliated funds. LALT’s investment performance and risks are directly related to the investment performance and risks of the affiliated funds. The affiliated funds’ financial statements may be found at SEC.gov. Dividend income, if any, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statements of Operations.
Amounts relating to investments in affiliated funds at February 28, 2026, and for the six months then ended are as follows:

Security Name	Shares at 2/28/2026	Value at 8/31/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 2/28/2026	Dividend Income
First Trust Alternative Absolute Return Strategy ETF	333,552	$4,885,271	$5,072,381	$(167,871)	$291,952	$1,544	$10,083,277	$607,353
First Trust Global Tactical Commodity Strategy Fund	108,605	1,317,623	1,414,237	—	40,826	—	2,772,686	269,885
First Trust Long/Short Equity ETF	117,989	4,664,277	4,089,216	(628,879)	280,077	2,615	8,407,306	32,633
First Trust Low Duration Opportunities ETF	88,399	1,387,492	3,109,116	(87,065)	49,343	(40)	4,458,846	63,631
First Trust Managed Futures Strategy Fund	192,701	4,769,287	4,500,221	(8,802)	456,515	(331)	9,716,890	280,924
First Trust Merger Arbitrage ETF	101,963	1,616,986	1,092,700	(584,056)	(4,810)	(10,186)	2,110,634	53,959
		$18,640,936	$19,277,871	$(1,476,673)	$1,113,903	$(6,398)	$37,549,639	$1,308,385
E. Restricted Securities
As of February 28, 2026, AFSM held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees.

Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets

OmniAb, Inc. - 12.5 Earnout Shares	11/02/22	53	$0.00	$0	$0	0.00%
OmniAb, Inc. - 15 Earnout Shares	11/02/22	53	0.00	0	0	0.00
				$0	$0	0.00%

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
F. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended August 31, 2025 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Active Factor Large Cap ETF	$1,236,126	$—	$—
First Trust Active Factor Mid Cap ETF	390,260	—	—
First Trust Active Factor Small Cap ETF	228,345	—	—
First Trust Innovation Leaders ETF	—	—	—
First Trust Expanded Technology ETF	35,335	—	—
First Trust Multi-Strategy Alternative ETF	349,696	—	—
As of August 31, 2025, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Active Factor Large Cap ETF	$731,172	$(3,536,528)	$29,587,135
First Trust Active Factor Mid Cap ETF	168,252	(2,220,179)	4,840,152
First Trust Active Factor Small Cap ETF	70,467	(2,559,723)	3,390,022
First Trust Innovation Leaders ETF	(116,228)	(1,583,839)	14,382,776
First Trust Expanded Technology ETF	6,192	(3,087,027)	5,649,464
First Trust Multi-Strategy Alternative ETF	96,648	(39,263)	862,401
G. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For AFLG, AFMC, AFSM, ILDR and XPND, the taxable years ended 2022, 2023, 2024, and 2025 remain open to federal and state audit. For LALT, the taxable years ended 2023, 2024, and 2025 remain open to federal and state audit. As of February 28, 2026, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2025, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust Active Factor Large Cap ETF	$3,536,528
First Trust Active Factor Mid Cap ETF	2,220,179
First Trust Active Factor Small Cap ETF	2,559,723
First Trust Innovation Leaders ETF	1,583,839
First Trust Expanded Technology ETF	3,087,027
First Trust Multi-Strategy Alternative ETF	39,263
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended August 31, 2025, the following Fund incurred and elected to defer net late year ordinary or capital losses as follows:

	Qualified Late Year Losses
	Ordinary Losses	Capital Losses
First Trust Innovation Leaders ETF	$116,228	$—

As of February 28, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Active Factor Large Cap ETF	$428,302,444	$68,800,333	$(11,211,373)	$57,588,960
First Trust Active Factor Mid Cap ETF	121,809,607	16,976,255	(2,421,999)	14,554,256
First Trust Active Factor Small Cap ETF	77,557,964	10,920,046	(3,758,068)	7,161,978
First Trust Innovation Leaders ETF	212,109,547	26,930,809	(18,388,949)	8,541,860
First Trust Expanded Technology ETF	48,167,963	7,051,038	(3,587,936)	3,463,102
First Trust Multi-Strategy Alternative ETF	41,696,804	3,167,326	—	3,167,326
H. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
I. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of each Fund’s assets and is responsible for the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, license fees and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, pro rata share of fees and expenses attributable to investments in other investment companies (“acquired fund fees and expenses”), brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedules:

Breakpoints	AFLG	AFMC	AFSM	XPND	LALT
Fund net assets up to and including $2.5 billion	0.55000%	0.65000%	0.75000%	0.65000%	0.20000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.53625%	0.63375%	0.73125%	0.63375%	0.19500%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.52250%	0.61750%	0.71250%	0.61750%	0.19000%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.50875%	0.60125%	0.69375%	0.60125%	0.18500%
Fund net assets greater than $10 billion up to and including $15 billion	0.49500%	0.58500%	0.67500%	0.58500%	0.18000%
Fund net assets greater than $15 billion	0.46750%	0.55250%	0.63750%	0.55250%	0.17000%

Breakpoints	ILDR
Fund net assets up to and including $2.5 billion	0.75000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.73125%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.71250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.69375%
Fund net assets greater than $10 billion	0.67500%
In addition, LALT incurs acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents LALT’s total annual operating expenses.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation, prior to January 1, 2026, allocated pro rata among each fund in the First Trust Fund Complex based on net assets, and effective January 1, 2026, allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended February 28, 2026, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Active Factor Large Cap ETF	$167,542,699	$167,752,198
First Trust Active Factor Mid Cap ETF	47,016,412	46,974,553
First Trust Active Factor Small Cap ETF	30,244,885	30,150,559
First Trust Innovation Leaders ETF	54,068,221	54,444,716
First Trust Expanded Technology ETF	9,004,375	8,952,735

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
	Purchases	Sales
First Trust Multi-Strategy Alternative ETF	$3,049,445	$2,097,478
For the six months ended February 28, 2026, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust Active Factor Large Cap ETF	$95,440,152	$41,716,434
First Trust Active Factor Mid Cap ETF	61,386,365	18,251,907
First Trust Active Factor Small Cap ETF	43,292,735	6,501,910
First Trust Innovation Leaders ETF	136,947,588	36,500,240
First Trust Expanded Technology ETF	27,292,291	5,504,736
First Trust Multi-Strategy Alternative ETF	19,621,213	—
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2026.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the six months ended February 28, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the six months ended February 28, 2026.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended February 28, 2026

First Trust Exchange-Traded Fund VIII

FT Vest U.S. Equity Buffer ETF - January (FJAN)
FT Vest U.S. Equity Deep Buffer ETF - January (DJAN)
FT Vest U.S. Equity Buffer ETF - February (FFEB)
FT Vest U.S. Equity Deep Buffer ETF - February (DFEB)
FT Vest U.S. Equity Buffer ETF - March (FMAR)
FT Vest U.S. Equity Deep Buffer ETF - March (DMAR)
FT Vest U.S. Equity Buffer ETF - April (FAPR)
FT Vest U.S. Equity Deep Buffer ETF - April (DAPR)
FT Vest U.S. Equity Buffer ETF - May (FMAY)
FT Vest U.S. Equity Deep Buffer ETF - May (DMAY)
FT Vest U.S. Equity Buffer ETF - June (FJUN)
FT Vest U.S. Equity Deep Buffer ETF - June (DJUN)
FT Vest U.S. Equity Buffer ETF - July (FJUL)
FT Vest U.S. Equity Deep Buffer ETF - July (DJUL)
FT Vest U.S. Equity Buffer ETF - August (FAUG)
FT Vest U.S. Equity Deep Buffer ETF - August (DAUG)
FT Vest U.S. Equity Buffer ETF - September (FSEP)
FT Vest U.S. Equity Deep Buffer ETF - September (DSEP)
FT Vest U.S. Equity Buffer ETF - October (FOCT)
FT Vest U.S. Equity Deep Buffer ETF - October (DOCT)
FT Vest U.S. Equity Buffer ETF - November (FNOV)
FT Vest U.S. Equity Deep Buffer ETF - November (DNOV)
FT Vest U.S. Equity Buffer ETF - December (FDEC)
FT Vest U.S. Equity Deep Buffer ETF - December (DDEC)
FT Vest Buffered Allocation Defensive ETF (BUFT)
FT Vest Buffered Allocation Growth ETF (BUFG)

First Trust Exchange-Traded Fund VIII
Semi-Annual Financial Statements and Other Information
February 28, 2026
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund VIII (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

FT Vest U.S. Equity Buffer ETF - January (FJAN)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
12,964,655	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$12,964,655
	(Cost $12,964,655)
	Total Investments — 1.1%	12,964,655
	(Cost $12,964,655)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.6%
	Call Options Purchased — 97.7%
17,456	State Street® SPDR® S&P 500® ETF Trust	$1,197,464,144	$6.92	01/15/27	1,174,610,574
	(Cost $1,184,575,622)
	Put Options Purchased — 5.9%
17,456	State Street® SPDR® S&P 500® ETF Trust	1,197,464,144	691.66	01/15/27	71,657,753
	(Cost $68,231,108)
	Total Purchased Options				1,246,268,327
	(Cost $1,252,806,730)
WRITTEN OPTIONS — (4.6)%
	Call Options Written — (1.2)%
(17,456)	State Street® SPDR® S&P 500® ETF Trust	(1,197,464,144)	792.16	01/15/27	(15,076,224)
	(Premiums received $19,888,294)
	Put Options Written — (3.4)%
(17,456)	State Street® SPDR® S&P 500® ETF Trust	(1,197,464,144)	622.49	01/15/27	(40,682,255)
	(Premiums received $39,234,648)
	Total Written Options				(55,758,479)
	(Premiums received $59,122,942)
	Net Other Assets and Liabilities — (0.1)%				(745,482)
	Net Assets — 100.0%				$1,202,729,021

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$12,964,655	$12,964,655	$—	$—
Purchased Options	1,246,268,327	—	1,246,268,327	—
Total	$1,259,232,982	$12,964,655	$1,246,268,327	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(55,758,479)	$—	$(55,758,479)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - January (DJAN)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
4,605,860	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$4,605,860
	(Cost $4,605,860)
	Total Investments — 1.1%	4,605,860
	(Cost $4,605,860)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.0%
	Call Options Purchased — 97.5%
6,313	State Street® SPDR® S&P 500® ETF Trust	$433,065,487	$6.91	01/15/27	424,806,568
	(Cost $427,436,590)
	Put Options Purchased — 4.5%
6,313	State Street® SPDR® S&P 500® ETF Trust	433,065,487	657.08	01/15/27	19,563,103
	(Cost $19,089,497)
	Total Purchased Options				444,369,671
	(Cost $446,526,087)
WRITTEN OPTIONS — (3.0)%
	Call Options Written — (1.9)%
(6,313)	State Street® SPDR® S&P 500® ETF Trust	(433,065,487)	772.10	01/15/27	(8,507,778)
	(Premiums received $10,552,184)
	Put Options Written — (1.1)%
(6,313)	State Street® SPDR® S&P 500® ETF Trust	(433,065,487)	484.16	01/15/27	(4,659,246)
	(Premiums received $4,593,858)
	Total Written Options				(13,167,024)
	(Premiums received $15,146,042)
	Net Other Assets and Liabilities — (0.1)%				(261,183)
	Net Assets — 100.0%				$435,547,324

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$4,605,860	$4,605,860	$—	$—
Purchased Options	444,369,671	—	444,369,671	—
Total	$448,975,531	$4,605,860	$444,369,671	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(13,167,024)	$—	$(13,167,024)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - February (FFEB)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.2%
13,083,576	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$13,083,576
	(Cost $13,083,576)
	Total Investments — 1.2%	13,083,576
	(Cost $13,083,576)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.1%
	Call Options Purchased — 98.0%
16,507	State Street® SPDR® S&P 500® ETF Trust	$1,132,363,693	$6.89	02/19/27	1,111,539,122
	(Cost $1,116,898,061)
	Put Options Purchased — 6.1%
16,507	State Street® SPDR® S&P 500® ETF Trust	1,132,363,693	689.43	02/19/27	69,289,288
	(Cost $69,273,108)
	Total Purchased Options				1,180,828,410
	(Cost $1,186,171,169)
WRITTEN OPTIONS — (5.2)%
	Call Options Written — (1.6)%
(16,507)	State Street® SPDR® S&P 500® ETF Trust	(1,132,363,693)	792.91	02/19/27	(17,934,690)
	(Premiums received $19,967,093)
	Put Options Written — (3.6)%
(16,507)	State Street® SPDR® S&P 500® ETF Trust	(1,132,363,693)	620.49	02/19/27	(40,534,094)
	(Premiums received $40,628,270)
	Total Written Options				(58,468,784)
	(Premiums received $60,595,363)
	Net Other Assets and Liabilities — (0.1)%				(766,655)
	Net Assets — 100.0%				$1,134,676,547

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$13,083,576	$13,083,576	$—	$—
Purchased Options	1,180,828,410	—	1,180,828,410	—
Total	$1,193,911,986	$13,083,576	$1,180,828,410	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(58,468,784)	$—	$(58,468,784)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - February (DFEB)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.2%
4,624,895	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$4,624,895
	(Cost $4,624,895)
	Total Investments — 1.2%	4,624,895
	(Cost $4,624,895)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.5%
	Call Options Purchased — 97.8%
5,844	State Street® SPDR® S&P 500® ETF Trust	$400,892,556	$6.88	02/19/27	393,525,610
	(Cost $395,470,589)
	Put Options Purchased — 4.7%
5,844	State Street® SPDR® S&P 500® ETF Trust	400,892,556	654.96	02/19/27	18,801,784
	(Cost $18,803,976)
	Total Purchased Options				412,327,394
	(Cost $414,274,565)
WRITTEN OPTIONS — (3.6)%
	Call Options Written — (2.4)%
(5,844)	State Street® SPDR® S&P 500® ETF Trust	(400,892,556)	771.27	02/19/27	(9,805,122)
	(Premiums received $10,980,717)
	Put Options Written — (1.2)%
(5,844)	State Street® SPDR® S&P 500® ETF Trust	(400,892,556)	482.60	02/19/27	(4,723,997)
	(Premiums received $4,738,969)
	Total Written Options				(14,529,119)
	(Premiums received $15,719,686)
	Net Other Assets and Liabilities — (0.1)%				(259,196)
	Net Assets — 100.0%				$402,163,974

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$4,624,895	$4,624,895	$—	$—
Purchased Options	412,327,394	—	412,327,394	—
Total	$416,952,289	$4,624,895	$412,327,394	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(14,529,119)	$—	$(14,529,119)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - March (FMAR)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
2,850,872	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$2,850,872
	(Cost $2,850,872)
	Total Investments — 0.3%	2,850,872
	(Cost $2,850,872)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 106.3%
	Call Options Purchased — 106.2%
14,993	State Street® SPDR® S&P 500® ETF Trust	$1,028,504,807	$5.64	03/20/26	1,017,976,573
	(Cost $839,979,919)
	Put Options Purchased — 0.1%
14,993	State Street® SPDR® S&P 500® ETF Trust	1,028,504,807	563.98	03/20/26	558,339
	(Cost $46,825,874)
	Total Purchased Options				1,018,534,912
	(Cost $886,805,793)
WRITTEN OPTIONS — (6.5)%
	Call Options Written — (6.5)%
(14,993)	State Street® SPDR® S&P 500® ETF Trust	(1,028,504,807)	647.39	03/20/26	(62,435,950)
	(Premiums received $15,258,846)
	Put Options Written — (0.0)%
(14,993)	State Street® SPDR® S&P 500® ETF Trust	(1,028,504,807)	507.58	03/20/26	(216,649)
	(Premiums received $23,655,273)
	Total Written Options				(62,652,599)
	(Premiums received $38,914,119)
	Net Other Assets and Liabilities — (0.1)%				(615,528)
	Net Assets — 100.0%				$958,117,657

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,850,872	$2,850,872	$—	$—
Purchased Options	1,018,534,912	—	1,018,534,912	—
Total	$1,021,385,784	$2,850,872	$1,018,534,912	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(62,652,599)	$—	$(62,652,599)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - March (DMAR)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
1,136,891	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$1,136,891
	(Cost $1,136,891)
	Total Investments — 0.3%	1,136,891
	(Cost $1,136,891)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 108.1%
	Call Options Purchased — 108.1%
6,061	State Street® SPDR® S&P 500® ETF Trust	$415,778,539	$5.63	03/20/26	411,528,505
	(Cost $339,454,651)
	Put Options Purchased — 0.0%
6,061	State Street® SPDR® S&P 500® ETF Trust	415,778,539	535.78	03/20/26	134,736
	(Cost $16,301,901)
	Total Purchased Options				411,663,241
	(Cost $355,756,552)
WRITTEN OPTIONS — (8.3)%
	Call Options Written — (8.3)%
(6,061)	State Street® SPDR® S&P 500® ETF Trust	(415,778,539)	635.72	03/20/26	(31,746,851)
	(Premiums received $6,128,071)
	Put Options Written — (0.0)%
(6,061)	State Street® SPDR® S&P 500® ETF Trust	(415,778,539)	394.79	03/20/26	(28,608)
	(Premiums received $6,717,543)
	Total Written Options				(31,775,459)
	(Premiums received $12,845,614)
	Net Other Assets and Liabilities — (0.1)%				(244,213)
	Net Assets — 100.0%				$380,780,460

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,136,891	$1,136,891	$—	$—
Purchased Options	411,663,241	—	411,663,241	—
Total	$412,800,132	$1,136,891	$411,663,241	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(31,775,459)	$—	$(31,775,459)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - April (FAPR)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
3,442,165	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$3,442,165
	(Cost $3,442,165)
	Total Investments — 0.4%	3,442,165
	(Cost $3,442,165)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 111.2%
	Call Options Purchased — 111.1%
16,234	State Street® SPDR® S&P 500® ETF Trust	$1,113,636,166	$5.26	04/17/26	1,102,692,502
	(Cost $873,872,933)
	Put Options Purchased — 0.1%
16,234	State Street® SPDR® S&P 500® ETF Trust	1,113,636,166	526.41	04/17/26	1,548,724
	(Cost $53,117,356)
	Total Purchased Options				1,104,241,226
	(Cost $926,990,289)
WRITTEN OPTIONS — (11.5)%
	Call Options Written — (11.4)%
(16,234)	State Street® SPDR® S&P 500® ETF Trust	(1,113,636,166)	621.90	04/17/26	(113,586,701)
	(Premiums received $29,709,812)
	Put Options Written — (0.1)%
(16,234)	State Street® SPDR® S&P 500® ETF Trust	(1,113,636,166)	473.77	04/17/26	(829,557)
	(Premiums received $30,548,157)
	Total Written Options				(114,416,258)
	(Premiums received $60,257,969)
	Net Other Assets and Liabilities — (0.1)%				(630,678)
	Net Assets — 100.0%				$992,636,455

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,442,165	$3,442,165	$—	$—
Purchased Options	1,104,241,226	—	1,104,241,226	—
Total	$1,107,683,391	$3,442,165	$1,104,241,226	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(114,416,258)	$—	$(114,416,258)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - April (DAPR)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
1,036,589	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$1,036,589
	(Cost $1,036,589)
	Total Investments — 0.4%	1,036,589
	(Cost $1,036,589)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 114.9%
	Call Options Purchased — 114.8%
4,923	State Street® SPDR® S&P 500® ETF Trust	$337,712,877	$5.25	04/17/26	334,399,058
	(Cost $264,281,837)
	Put Options Purchased — 0.1%
4,923	State Street® SPDR® S&P 500® ETF Trust	337,712,877	500.09	04/17/26	344,068
	(Cost $12,741,817)
	Total Purchased Options				334,743,126
	(Cost $277,023,654)
WRITTEN OPTIONS — (15.2)%
	Call Options Written — (15.2)%
(4,923)	State Street® SPDR® S&P 500® ETF Trust	(337,712,877)	600.95	04/17/26	(44,084,726)
	(Premiums received $11,149,432)
	Put Options Written — (0.0)%
(4,923)	State Street® SPDR® S&P 500® ETF Trust	(337,712,877)	368.49	04/17/26	(68,676)
	(Premiums received $3,056,128)
	Total Written Options				(44,153,402)
	(Premiums received $14,205,560)
	Net Other Assets and Liabilities — (0.1)%				(186,589)
	Net Assets — 100.0%				$291,439,724

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,036,589	$1,036,589	$—	$—
Purchased Options	334,743,126	—	334,743,126	—
Total	$335,779,715	$1,036,589	$334,743,126	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(44,153,402)	$—	$(44,153,402)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - May (FMAY)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
4,757,958	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$4,757,958
	(Cost $4,757,958)
	Total Investments — 0.5%	4,757,958
	(Cost $4,757,958)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.7%
	Call Options Purchased — 103.1%
16,279	State Street® SPDR® S&P 500® ETF Trust	$1,116,723,121	$5.94	05/15/26	1,104,746,335
	(Cost $957,345,105)
	Put Options Purchased — 0.6%
16,279	State Street® SPDR® S&P 500® ETF Trust	1,116,723,121	594.20	05/15/26	7,068,505
	(Cost $51,612,761)
	Total Purchased Options				1,111,814,840
	(Cost $1,008,957,866)
WRITTEN OPTIONS — (4.1)%
	Call Options Written — (3.8)%
(16,279)	State Street® SPDR® S&P 500® ETF Trust	(1,116,723,121)	683.03	05/15/26	(40,618,059)
	(Premiums received $16,846,485)
	Put Options Written — (0.3)%
(16,279)	State Street® SPDR® S&P 500® ETF Trust	(1,116,723,121)	534.78	05/15/26	(3,385,381)
	(Premiums received $27,241,410)
	Total Written Options				(44,003,440)
	(Premiums received $44,087,895)
	Net Other Assets and Liabilities — (0.1)%				(681,818)
	Net Assets — 100.0%				$1,071,887,540

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$4,757,958	$4,757,958	$—	$—
Purchased Options	1,111,814,840	—	1,111,814,840	—
Total	$1,116,572,798	$4,757,958	$1,111,814,840	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(44,003,440)	$—	$(44,003,440)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - May (DMAY)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
1,337,177	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$1,337,177
	(Cost $1,337,177)
	Total Investments — 0.5%	1,337,177
	(Cost $1,337,177)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 105.3%
	Call Options Purchased — 104.9%
4,636	State Street® SPDR® S&P 500® ETF Trust	$318,024,964	$5.93	05/15/26	314,618,756
	(Cost $270,707,517)
	Put Options Purchased — 0.4%
4,636	State Street® SPDR® S&P 500® ETF Trust	318,024,964	564.49	05/15/26	1,358,904
	(Cost $12,765,474)
	Total Purchased Options				315,977,660
	(Cost $283,472,991)
WRITTEN OPTIONS — (5.7)%
	Call Options Written — (5.6)%
(4,636)	State Street® SPDR® S&P 500® ETF Trust	(318,024,964)	667.29	05/15/26	(16,862,616)
	(Premiums received $3,934,964)
	Put Options Written — (0.1)%
(4,636)	State Street® SPDR® S&P 500® ETF Trust	(318,024,964)	415.94	05/15/26	(293,644)
	(Premiums received $6,054,157)
	Total Written Options				(17,156,260)
	(Premiums received $9,989,121)
	Net Other Assets and Liabilities — (0.1)%				(190,934)
	Net Assets — 100.0%				$299,967,643

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,337,177	$1,337,177	$—	$—
Purchased Options	315,977,660	—	315,977,660	—
Total	$317,314,837	$1,337,177	$315,977,660	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(17,156,260)	$—	$(17,156,260)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - June (FJUN)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
5,636,652	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$5,636,652
	(Cost $5,636,652)
	Total Investments — 0.5%	5,636,652
	(Cost $5,636,652)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.5%
	Call Options Purchased — 103.5%
16,630	State Street® SPDR® S&P 500® ETF Trust	$1,140,801,370	$5.94	06/18/26	1,125,185,800
	(Cost $980,066,559)
	Put Options Purchased — 1.0%
16,630	State Street® SPDR® S&P 500® ETF Trust	1,140,801,370	594.28	06/18/26	11,241,880
	(Cost $53,299,720)
	Total Purchased Options				1,136,427,680
	(Cost $1,033,366,279)
WRITTEN OPTIONS — (4.9)%
	Call Options Written — (4.4)%
(16,630)	State Street® SPDR® S&P 500® ETF Trust	(1,140,801,370)	684.24	06/18/26	(48,060,700)
	(Premiums received $18,169,776)
	Put Options Written — (0.5)%
(16,630)	State Street® SPDR® S&P 500® ETF Trust	(1,140,801,370)	534.85	06/18/26	(5,787,240)
	(Premiums received $30,351,919)
	Total Written Options				(53,847,940)
	(Premiums received $48,521,695)
	Net Other Assets and Liabilities — (0.1)%				(698,317)
	Net Assets — 100.0%				$1,087,518,075

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$5,636,652	$5,636,652	$—	$—
Purchased Options	1,136,427,680	—	1,136,427,680	—
Total	$1,142,064,332	$5,636,652	$1,136,427,680	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(53,847,940)	$—	$(53,847,940)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - June (DJUN)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
1,458,339	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$1,458,339
	(Cost $1,458,339)
	Total Investments — 0.5%	1,458,339
	(Cost $1,458,339)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 106.3%
	Call Options Purchased — 105.6%
4,391	State Street® SPDR® S&P 500® ETF Trust	$301,218,209	$5.93	06/18/26	297,258,010
	(Cost $257,785,921)
	Put Options Purchased — 0.7%
4,391	State Street® SPDR® S&P 500® ETF Trust	301,218,209	564.57	06/18/26	2,067,766
	(Cost $11,121,952)
	Total Purchased Options				299,325,776
	(Cost $268,907,873)
WRITTEN OPTIONS — (6.7)%
	Call Options Written — (6.5)%
(4,391)	State Street® SPDR® S&P 500® ETF Trust	(301,218,209)	666.07	06/18/26	(18,484,617)
	(Premiums received $6,830,874)
	Put Options Written — (0.2)%
(4,391)	State Street® SPDR® S&P 500® ETF Trust	(301,218,209)	416.00	06/18/26	(516,294)
	(Premiums received $2,735,115)
	Total Written Options				(19,000,911)
	(Premiums received $9,565,989)
	Net Other Assets and Liabilities — (0.1)%				(173,547)
	Net Assets — 100.0%				$281,609,657

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,458,339	$1,458,339	$—	$—
Purchased Options	299,325,776	—	299,325,776	—
Total	$300,784,115	$1,458,339	$299,325,776	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(19,000,911)	$—	$(19,000,911)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - July (FJUL)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
7,177,870	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$7,177,870
	(Cost $7,177,870)
	Total Investments — 0.6%	7,177,870
	(Cost $7,177,870)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.5%
	Call Options Purchased — 100.6%
17,643	State Street® SPDR® S&P 500® ETF Trust	$1,210,292,157	$6.28	07/17/26	1,193,676,862
	(Cost $1,093,813,045)
	Put Options Purchased — 1.9%
17,643	State Street® SPDR® S&P 500® ETF Trust	1,210,292,157	627.58	07/17/26	21,987,059
	(Cost $57,860,862)
	Total Purchased Options				1,215,663,921
	(Cost $1,151,673,907)
WRITTEN OPTIONS — (3.0)%
	Call Options Written — (2.1)%
(17,643)	State Street® SPDR® S&P 500® ETF Trust	(1,210,292,157)	718.89	07/17/26	(24,974,901)
	(Premiums received $17,193,321)
	Put Options Written — (0.9)%
(17,643)	State Street® SPDR® S&P 500® ETF Trust	(1,210,292,157)	564.82	07/17/26	(10,810,043)
	(Premiums received $32,388,326)
	Total Written Options				(35,784,944)
	(Premiums received $49,581,647)
	Net Other Assets and Liabilities — (0.1)%				(749,625)
	Net Assets — 100.0%				$1,186,307,222

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$7,177,870	$7,177,870	$—	$—
Purchased Options	1,215,663,921	—	1,215,663,921	—
Total	$1,222,841,791	$7,177,870	$1,215,663,921	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(35,784,944)	$—	$(35,784,944)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - July (DJUL)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
2,413,648	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$2,413,648
	(Cost $2,413,648)
	Total Investments — 0.6%	2,413,648
	(Cost $2,413,648)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.1%
	Call Options Purchased — 101.8%
5,948	State Street® SPDR® S&P 500® ETF Trust	$408,026,852	$6.27	07/17/26	402,431,212
	(Cost $365,923,946)
	Put Options Purchased — 1.3%
5,948	State Street® SPDR® S&P 500® ETF Trust	408,026,852	596.20	07/17/26	5,164,113
	(Cost $15,334,882)
	Total Purchased Options				407,595,325
	(Cost $381,258,828)
WRITTEN OPTIONS — (3.6)%
	Call Options Written — (3.3)%
(5,948)	State Street® SPDR® S&P 500® ETF Trust	(408,026,852)	702.70	07/17/26	(13,278,196)
	(Premiums received $8,149,608)
	Put Options Written — (0.3)%
(5,948)	State Street® SPDR® S&P 500® ETF Trust	(408,026,852)	439.31	07/17/26	(1,160,515)
	(Premiums received $3,588,139)
	Total Written Options				(14,438,711)
	(Premiums received $11,737,747)
	Net Other Assets and Liabilities — (0.1)%				(250,669)
	Net Assets — 100.0%				$395,319,593

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,413,648	$2,413,648	$—	$—
Purchased Options	407,595,325	—	407,595,325	—
Total	$410,008,973	$2,413,648	$407,595,325	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(14,438,711)	$—	$(14,438,711)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - August (FAUG)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
7,984,560	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$7,984,560
	(Cost $7,984,560)
	Total Investments — 0.7%	7,984,560
	(Cost $7,984,560)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.5%
	Call Options Purchased — 99.9%
17,192	State Street® SPDR® S&P 500® ETF Trust	$1,179,354,008	$6.43	08/21/26	1,163,349,288
	(Cost $1,089,918,253)
	Put Options Purchased — 2.6%
17,192	State Street® SPDR® S&P 500® ETF Trust	1,179,354,008	643.44	08/21/26	30,607,433
	(Cost $57,343,197)
	Total Purchased Options				1,193,956,721
	(Cost $1,147,261,450)
WRITTEN OPTIONS — (3.1)%
	Call Options Written — (1.8)%
(17,192)	State Street® SPDR® S&P 500® ETF Trust	(1,179,354,008)	735.39	08/21/26	(20,800,945)
	(Premiums received $15,558,877)
	Put Options Written — (1.3)%
(17,192)	State Street® SPDR® S&P 500® ETF Trust	(1,179,354,008)	579.10	08/21/26	(15,631,482)
	(Premiums received $32,045,836)
	Total Written Options				(36,432,427)
	(Premiums received $47,604,713)
	Net Other Assets and Liabilities — (0.1)%				(732,537)
	Net Assets — 100.0%				$1,164,776,317

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$7,984,560	$7,984,560	$—	$—
Purchased Options	1,193,956,721	—	1,193,956,721	—
Total	$1,201,941,281	$7,984,560	$1,193,956,721	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(36,432,427)	$—	$(36,432,427)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - August (DAUG)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
2,396,507	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$2,396,507
	(Cost $2,396,507)
	Total Investments — 0.7%	2,396,507
	(Cost $2,396,507)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.5%
	Call Options Purchased — 100.6%
5,164	State Street® SPDR® S&P 500® ETF Trust	$354,245,236	$6.42	08/21/26	349,442,923
	(Cost $325,880,752)
	Put Options Purchased — 1.9%
5,164	State Street® SPDR® S&P 500® ETF Trust	354,245,236	611.27	08/21/26	6,556,937
	(Cost $13,323,323)
	Total Purchased Options				355,999,860
	(Cost $339,204,075)
WRITTEN OPTIONS — (3.1)%
	Call Options Written — (2.7)%
(5,164)	State Street® SPDR® S&P 500® ETF Trust	(354,245,236)	720.52	08/21/26	(9,451,721)
	(Premiums received $6,614,197)
	Put Options Written — (0.4)%
(5,164)	State Street® SPDR® S&P 500® ETF Trust	(354,245,236)	450.41	08/21/26	(1,471,688)
	(Premiums received $3,123,989)
	Total Written Options				(10,923,409)
	(Premiums received $9,738,186)
	Net Other Assets and Liabilities — (0.1)%				(219,343)
	Net Assets — 100.0%				$347,253,615

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,396,507	$2,396,507	$—	$—
Purchased Options	355,999,860	—	355,999,860	—
Total	$358,396,367	$2,396,507	$355,999,860	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(10,923,409)	$—	$(10,923,409)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - September (FSEP)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
8,944,188	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$8,944,188
	(Cost $8,944,188)
	Total Investments — 0.8%	8,944,188
	(Cost $8,944,188)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.4%
	Call Options Purchased — 98.7%
16,937	State Street® SPDR® S&P 500® ETF Trust	$1,161,861,263	$6.64	09/18/26	1,143,013,431
	(Cost $1,104,777,405)
	Put Options Purchased — 3.7%
16,937	State Street® SPDR® S&P 500® ETF Trust	1,161,861,263	663.70	09/18/26	42,071,338
	(Cost $58,147,481)
	Total Purchased Options				1,185,084,769
	(Cost $1,162,924,886)
WRITTEN OPTIONS — (3.1)%
	Call Options Written — (1.2)%
(16,937)	State Street® SPDR® S&P 500® ETF Trust	(1,161,861,263)	756.62	09/18/26	(13,792,815)
	(Premiums received $16,640,027)
	Put Options Written — (1.9)%
(16,937)	State Street® SPDR® S&P 500® ETF Trust	(1,161,861,263)	597.33	09/18/26	(21,799,443)
	(Premiums received $33,027,984)
	Total Written Options				(35,592,258)
	(Premiums received $49,668,011)
	Net Other Assets and Liabilities — (0.1)%				(725,545)
	Net Assets — 100.0%				$1,157,711,154

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$8,944,188	$8,944,188	$—	$—
Purchased Options	1,185,084,769	—	1,185,084,769	—
Total	$1,194,028,957	$8,944,188	$1,185,084,769	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(35,592,258)	$—	$(35,592,258)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - September (DSEP)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
2,612,962	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$2,612,962
	(Cost $2,612,962)
	Total Investments — 0.8%	2,612,962
	(Cost $2,612,962)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.8%
	Call Options Purchased — 99.2%
4,996	State Street® SPDR® S&P 500® ETF Trust	$342,720,604	$6.63	09/18/26	337,165,851
	(Cost $326,009,499)
	Put Options Purchased — 2.6%
4,996	State Street® SPDR® S&P 500® ETF Trust	342,720,604	630.52	09/18/26	8,914,962
	(Cost $12,953,740)
	Total Purchased Options				346,080,813
	(Cost $338,963,239)
WRITTEN OPTIONS — (2.5)%
	Call Options Written — (1.9)%
(4,996)	State Street® SPDR® S&P 500® ETF Trust	(342,720,604)	739.56	09/18/26	(6,632,140)
	(Premiums received $7,508,169)
	Put Options Written — (0.6)%
(4,996)	State Street® SPDR® S&P 500® ETF Trust	(342,720,604)	464.59	09/18/26	(1,916,865)
	(Premiums received $3,032,828)
	Total Written Options				(8,549,005)
	(Premiums received $10,540,997)
	Net Other Assets and Liabilities — (0.1)%				(213,817)
	Net Assets — 100.0%				$339,930,953

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,612,962	$2,612,962	$—	$—
Purchased Options	346,080,813	—	346,080,813	—
Total	$348,693,775	$2,612,962	$346,080,813	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(8,549,005)	$—	$(8,549,005)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - October (FOCT)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
9,391,781	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$9,391,781
	(Cost $9,391,781)
	Total Investments — 0.8%	9,391,781
	(Cost $9,391,781)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.6%
	Call Options Purchased — 98.7%
16,319	State Street® SPDR® S&P 500® ETF Trust	$1,119,467,081	$6.64	10/16/26	1,101,427,243
	(Cost $1,071,831,190)
	Put Options Purchased — 3.9%
16,319	State Street® SPDR® S&P 500® ETF Trust	1,119,467,081	664.39	10/16/26	43,867,267
	(Cost $59,874,257)
	Total Purchased Options				1,145,294,510
	(Cost $1,131,705,447)
WRITTEN OPTIONS — (3.3)%
	Call Options Written — (1.2)%
(16,319)	State Street® SPDR® S&P 500® ETF Trust	(1,119,467,081)	764.65	10/16/26	(13,781,885)
	(Premiums received $19,175,609)
	Put Options Written — (2.1)%
(16,319)	State Street® SPDR® S&P 500® ETF Trust	(1,119,467,081)	597.95	10/16/26	(23,468,028)
	(Premiums received $34,638,571)
	Total Written Options				(37,249,913)
	(Premiums received $53,814,180)
	Net Other Assets and Liabilities — (0.1)%				(697,889)
	Net Assets — 100.0%				$1,116,738,489

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$9,391,781	$9,391,781	$—	$—
Purchased Options	1,145,294,510	—	1,145,294,510	—
Total	$1,154,686,291	$9,391,781	$1,145,294,510	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(37,249,913)	$—	$(37,249,913)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - October (DOCT)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
3,124,252	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$3,124,252
	(Cost $3,124,252)
	Total Investments — 0.9%	3,124,252
	(Cost $3,124,252)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.1%
	Call Options Purchased — 99.2%
5,500	State Street® SPDR® S&P 500® ETF Trust	$377,294,500	$6.63	10/16/26	371,219,915
	(Cost $360,392,683)
	Put Options Purchased — 2.9%
5,500	State Street® SPDR® S&P 500® ETF Trust	377,294,500	631.17	10/16/26	10,820,645
	(Cost $15,720,723)
	Total Purchased Options				382,040,560
	(Cost $376,113,406)
WRITTEN OPTIONS — (2.9)%
	Call Options Written — (2.2)%
(5,500)	State Street® SPDR® S&P 500® ETF Trust	(377,294,500)	742.32	10/16/26	(8,375,125)
	(Premiums received $10,087,958)
	Put Options Written — (0.7)%
(5,500)	State Street® SPDR® S&P 500® ETF Trust	(377,294,500)	465.07	10/16/26	(2,427,590)
	(Premiums received $3,794,470)
	Total Written Options				(10,802,715)
	(Premiums received $13,882,428)
	Net Other Assets and Liabilities — (0.1)%				(234,690)
	Net Assets — 100.0%				$374,127,407

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,124,252	$3,124,252	$—	$—
Purchased Options	382,040,560	—	382,040,560	—
Total	$385,164,812	$3,124,252	$382,040,560	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(10,802,715)	$—	$(10,802,715)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - November (FNOV)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
10,586,509	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$10,586,509
	(Cost $10,586,509)
	Total Investments — 0.9%	10,586,509
	(Cost $10,586,509)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.0%
	Call Options Purchased — 98.9%
16,967	State Street® SPDR® S&P 500® ETF Trust	$1,163,919,233	$6.59	11/20/26	1,145,581,639
	(Cost $1,105,853,063)
	Put Options Purchased — 4.1%
16,967	State Street® SPDR® S&P 500® ETF Trust	1,163,919,233	659.03	11/20/26	47,151,971
	(Cost $65,708,182)
	Total Purchased Options				1,192,733,610
	(Cost $1,171,561,245)
WRITTEN OPTIONS — (3.8)%
	Call Options Written — (1.5)%
(16,967)	State Street® SPDR® S&P 500® ETF Trust	(1,163,919,233)	768.56	11/20/26	(17,718,977)
	(Premiums received $21,401,247)
	Put Options Written — (2.3)%
(16,967)	State Street® SPDR® S&P 500® ETF Trust	(1,163,919,233)	593.13	11/20/26	(26,263,050)
	(Premiums received $38,742,392)
	Total Written Options				(43,982,027)
	(Premiums received $60,143,639)
	Net Other Assets and Liabilities — (0.1)%				(722,191)
	Net Assets — 100.0%				$1,158,615,901

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$10,586,509	$10,586,509	$—	$—
Purchased Options	1,192,733,610	—	1,192,733,610	—
Total	$1,203,320,119	$10,586,509	$1,192,733,610	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(43,982,027)	$—	$(43,982,027)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - November (DNOV)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
3,476,401	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$3,476,401
	(Cost $3,476,401)
	Total Investments — 0.9%	3,476,401
	(Cost $3,476,401)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.6%
	Call Options Purchased — 99.5%
5,555	State Street® SPDR® S&P 500® ETF Trust	$381,067,445	$6.58	11/20/26	375,069,100
	(Cost $360,935,285)
	Put Options Purchased — 3.1%
5,555	State Street® SPDR® S&P 500® ETF Trust	381,067,445	626.08	11/20/26	11,536,124
	(Cost $17,118,717)
	Total Purchased Options				386,605,224
	(Cost $378,054,002)
WRITTEN OPTIONS — (3.4)%
	Call Options Written — (2.7)%
(5,555)	State Street® SPDR® S&P 500® ETF Trust	(381,067,445)	744.24	11/20/26	(10,206,424)
	(Premiums received $10,824,344)
	Put Options Written — (0.7)%
(5,555)	State Street® SPDR® S&P 500® ETF Trust	(381,067,445)	461.32	11/20/26	(2,770,556)
	(Premiums received $4,371,084)
	Total Written Options				(12,976,980)
	(Premiums received $15,195,428)
	Net Other Assets and Liabilities — (0.1)%				(236,681)
	Net Assets — 100.0%				$376,867,964

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,476,401	$3,476,401	$—	$—
Purchased Options	386,605,224	—	386,605,224	—
Total	$390,081,625	$3,476,401	$386,605,224	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(12,976,980)	$—	$(12,976,980)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - December (FDEC)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
12,756,023	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$12,756,023
	(Cost $12,756,023)
	Total Investments — 1.0%	12,756,023
	(Cost $12,756,023)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.4%
	Call Options Purchased — 98.1%
18,418	State Street® SPDR® S&P 500® ETF Trust	$1,263,456,382	$6.81	12/18/26	1,239,714,106
	(Cost $1,227,842,510)
	Put Options Purchased — 5.3%
18,418	State Street® SPDR® S&P 500® ETF Trust	1,263,456,382	680.59	12/18/26	66,641,113
	(Cost $72,601,753)
	Total Purchased Options				1,306,355,219
	(Cost $1,300,444,263)
WRITTEN OPTIONS — (4.3)%
	Call Options Written — (1.3)%
(18,418)	State Street® SPDR® S&P 500® ETF Trust	(1,263,456,382)	780.98	12/18/26	(17,044,570)
	(Premiums received $17,845,969)
	Put Options Written — (3.0)%
(18,418)	State Street® SPDR® S&P 500® ETF Trust	(1,263,456,382)	612.53	12/18/26	(37,462,948)
	(Premiums received $42,065,414)
	Total Written Options				(54,507,518)
	(Premiums received $59,911,383)
	Net Other Assets and Liabilities — (0.1)%				(789,724)
	Net Assets — 100.0%				$1,263,814,000

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$12,756,023	$12,756,023	$—	$—
Purchased Options	1,306,355,219	—	1,306,355,219	—
Total	$1,319,111,242	$12,756,023	$1,306,355,219	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(54,507,518)	$—	$(54,507,518)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - December (DDEC)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
4,109,907	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$4,109,907
	(Cost $4,109,907)
	Total Investments — 1.0%	4,109,907
	(Cost $4,109,907)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.1%
	Call Options Purchased — 98.1%
6,042	State Street® SPDR® S&P 500® ETF Trust	$414,475,158	$6.80	12/18/26	406,692,397
	(Cost $403,040,586)
	Put Options Purchased — 4.0%
6,042	State Street® SPDR® S&P 500® ETF Trust	414,475,158	646.56	12/18/26	16,415,329
	(Cost $18,094,798)
	Total Purchased Options				423,107,726
	(Cost $421,135,384)
WRITTEN OPTIONS — (3.0)%
	Call Options Written — (2.1)%
(6,042)	State Street® SPDR® S&P 500® ETF Trust	(414,475,158)	761.99	12/18/26	(8,649,184)
	(Premiums received $9,695,620)
	Put Options Written — (0.9)%
(6,042)	State Street® SPDR® S&P 500® ETF Trust	(414,475,158)	476.41	12/18/26	(3,860,173)
	(Premiums received $4,360,871)
	Total Written Options				(12,509,357)
	(Premiums received $14,056,491)
	Net Other Assets and Liabilities — (0.1)%				(258,143)
	Net Assets — 100.0%				$414,450,133

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$4,109,907	$4,109,907	$—	$—
Purchased Options	423,107,726	—	423,107,726	—
Total	$427,217,633	$4,109,907	$423,107,726	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(12,509,357)	$—	$(12,509,357)	$—
See Notes to Financial Statements

FT Vest Buffered Allocation Defensive ETF (BUFT)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
410,352	FT Vest U.S. Equity Deep Buffer ETF - March (b)	$17,253,249
552,559	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March (b)	22,240,500
441,434	FT Vest U.S. Equity Moderate Buffer ETF - March (b)	18,244,467
391,061	FT Vest U.S. Equity Buffer ETF - April (b)	17,507,801
519,008	FT Vest U.S. Equity Deep Buffer ETF - April (b)	20,578,771
651,612	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April (b)	23,924,000
503,686	FT Vest U.S. Equity Moderate Buffer ETF - April (b)	20,288,472
	Total Exchange-Traded Funds	140,037,260
	(Cost $133,609,269)
MONEY MARKET FUNDS — 0.0%
38,564	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.54% (c)	38,564
	(Cost $38,564)

	Total Investments — 100.0%	140,075,824
	(Cost $133,647,833)
	Net Other Assets and Liabilities — (0.0)%	(21,403)
	Net Assets — 100.0%	$140,054,421

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$140,037,260	$140,037,260	$—	$—
Money Market Funds	38,564	38,564	—	—
Total Investments	$140,075,824	$140,075,824	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

FT Vest Buffered Allocation Growth ETF (BUFG)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
696,784	FT Vest U.S. Equity Buffer ETF - July (b)	$39,242,875
774,460	FT Vest U.S. Equity Buffer ETF - August (b)	41,325,185
847,431	FT Vest U.S. Equity Buffer ETF - September (b)	43,956,246
916,305	FT Vest U.S. Equity Buffer ETF - October (b)	45,201,325
829,706	FT Vest U.S. Equity Buffer ETF - November (b)	45,733,395
901,819	FT Vest U.S. Equity Buffer ETF - December (b)	46,407,606
984,310	FT Vest U.S. Equity Moderate Buffer ETF - December (b)	37,384,094
	Total Exchange-Traded Funds	299,250,726
	(Cost $288,863,981)
MONEY MARKET FUNDS — 0.0%
66,477	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.54% (c)	66,477
	(Cost $66,477)

	Total Investments — 100.0%	299,317,203
	(Cost $288,930,458)
	Net Other Assets and Liabilities — (0.0)%	(46,069)
	Net Assets — 100.0%	$299,271,134

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$299,250,726	$299,250,726	$—	$—
Money Market Funds	66,477	66,477	—	—
Total Investments	$299,317,203	$299,317,203	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

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First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities
February 28, 2026 (Unaudited)

	FT Vest U.S. Equity Buffer ETF - January (FJAN)	FT Vest U.S. Equity Deep Buffer ETF - January (DJAN)	FT Vest U.S. Equity Buffer ETF - February (FFEB)	FT Vest U.S. Equity Deep Buffer ETF - February (DFEB)
ASSETS:
Investments, at value - Unaffiliated	$12,964,655	$4,605,860	$13,083,576	$4,624,895
Investments, at value - Affiliated	—	—	—	—
Total investments, at value	12,964,655	4,605,860	13,083,576	4,624,895
Options contracts purchased, at value	1,246,268,327	444,369,671	1,180,828,410	412,327,394
Due from broker	8,228	206	384	7,730
Receivables:
Investment securities sold	2,713,004	—	—	—
Dividends	35,419	12,281	21,117	5,006
Interest	—	—	—	—
Total Assets	1,261,989,633	448,988,018	1,193,933,487	416,965,025

LIABILITIES:
Options contracts written, at value	55,758,479	13,167,024	58,468,784	14,529,119
Due to broker	—	—	—	—
Payables:
Capital shares redeemed	2,603,251	—	—	—
Investment advisory fees	777,501	273,670	788,156	271,932
Investment securities purchased	121,381	—	—	—
Total Liabilities	59,260,612	13,440,694	59,256,940	14,801,051
NET ASSETS	$1,202,729,021	$435,547,324	$1,134,676,547	$402,163,974

NET ASSETS consist of:
Paid-in capital	$1,170,399,662	$419,794,419	$1,098,706,827	$386,007,594
Par value	231,000	100,000	196,500	83,000
Accumulated distributable earnings (loss)	32,098,359	15,652,905	35,773,220	16,073,380
NET ASSETS	$1,202,729,021	$435,547,324	$1,134,676,547	$402,163,974
NET ASSET VALUE, per share	$52.07	$43.55	$57.74	$48.45
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	23,100,002	10,000,002	19,650,002	8,300,002
Investments, at cost - Unaffiliated	$12,964,655	$4,605,860	$13,083,576	$4,624,895
Investments, at cost - Affiliated	$—	$—	$—	$—
Total investments, at cost	$12,964,655	$4,605,860	$13,083,576	$4,624,895
Premiums paid on options contracts purchased	$1,252,806,730	$446,526,087	$1,186,171,169	$414,274,565
Premiums received on options contracts written	$59,122,942	$15,146,042	$60,595,363	$15,719,686
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - March (FMAR)	FT Vest U.S. Equity Deep Buffer ETF - March (DMAR)	FT Vest U.S. Equity Buffer ETF - April (FAPR)	FT Vest U.S. Equity Deep Buffer ETF - April (DAPR)	FT Vest U.S. Equity Buffer ETF - May (FMAY)	FT Vest U.S. Equity Deep Buffer ETF - May (DMAY)

$2,850,872	$1,136,891	$3,442,165	$1,036,589	$4,757,958	$1,337,177
—	—	—	—	—	—
2,850,872	1,136,891	3,442,165	1,036,589	4,757,958	1,337,177
1,018,534,912	411,663,241	1,104,241,226	334,743,126	1,111,814,840	315,977,660
696	207	808	204	1,176	207

—	—	—	—	—	—
8,102	3,205	9,687	2,864	13,258	3,750
—	—	171	—	—	—
1,021,394,582	412,803,544	1,107,694,057	335,782,783	1,116,587,232	317,318,794

62,652,599	31,775,459	114,416,258	44,153,402	44,003,440	17,156,260
—	—	—	—	—	—

—	—	—	—	—	—
624,326	247,625	641,344	189,657	696,252	194,891
—	—	—	—	—	—
63,276,925	32,023,084	115,057,602	44,343,059	44,699,692	17,351,151
$958,117,657	$380,780,460	$992,636,455	$291,439,724	$1,071,887,540	$299,967,643

$904,744,827	$363,451,663	$966,206,232	$290,412,917	$1,071,657,147	$294,709,485
199,500	90,500	221,500	73,500	198,750	65,750
53,173,330	17,238,297	26,208,723	953,307	31,643	5,192,408
$958,117,657	$380,780,460	$992,636,455	$291,439,724	$1,071,887,540	$299,967,643
$48.03	$42.08	$44.81	$39.65	$53.93	$45.62
19,950,002	9,050,002	22,150,002	7,350,002	19,875,002	6,575,002
$2,850,872	$1,136,891	$3,442,165	$1,036,589	$4,757,958	$1,337,177
$—	$—	$—	$—	$—	$—
$2,850,872	$1,136,891	$3,442,165	$1,036,589	$4,757,958	$1,337,177
$886,805,793	$355,756,552	$926,990,289	$277,023,654	$1,008,957,866	$283,472,991
$38,914,119	$12,845,614	$60,257,969	$14,205,560	$44,087,895	$9,989,121
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities (Continued)
February 28, 2026 (Unaudited)

	FT Vest U.S. Equity Buffer ETF - June (FJUN)	FT Vest U.S. Equity Deep Buffer ETF - June (DJUN)	FT Vest U.S. Equity Buffer ETF - July (FJUL)	FT Vest U.S. Equity Deep Buffer ETF - July (DJUL)
ASSETS:
Investments, at value - Unaffiliated	$5,636,652	$1,458,339	$7,177,870	$2,413,648
Investments, at value - Affiliated	—	—	—	—
Total investments, at value	5,636,652	1,458,339	7,177,870	2,413,648
Options contracts purchased, at value	1,136,427,680	299,325,776	1,215,663,921	407,595,325
Due from broker	640	5,050	540	201
Receivables:
Investment securities sold	1,503,324	—	—	—
Dividends	15,665	4,099	19,928	6,719
Interest	—	—	—	—
Total Assets	1,143,583,961	300,793,264	1,222,862,259	410,015,893

LIABILITIES:
Options contracts written, at value	53,847,940	19,000,911	35,784,944	14,438,711
Due to broker	—	—	—	—
Payables:
Capital shares redeemed	1,440,252	—	—	—
Investment advisory fees	706,390	182,696	770,093	257,589
Investment securities purchased	71,304	—	—	—
Total Liabilities	56,065,886	19,183,607	36,555,037	14,696,300
NET ASSETS	$1,087,518,075	$281,609,657	$1,186,307,222	$395,319,593

NET ASSETS consist of:
Paid-in capital	$1,108,454,962	$292,684,335	$1,228,751,559	$402,422,659
Par value	188,750	59,000	210,500	82,500
Accumulated distributable earnings (loss)	(21,125,637)	(11,133,678)	(42,654,837)	(7,185,566)
NET ASSETS	$1,087,518,075	$281,609,657	$1,186,307,222	$395,319,593
NET ASSET VALUE, per share	$57.62	$47.73	$56.36	$47.92
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	18,875,002	5,900,002	21,050,002	8,250,002
Investments, at cost - Unaffiliated	$5,636,652	$1,458,339	$7,177,870	$2,413,648
Investments, at cost - Affiliated	$—	$—	$—	$—
Total investments, at cost	$5,636,652	$1,458,339	$7,177,870	$2,413,648
Premiums paid on options contracts purchased	$1,033,366,279	$268,907,873	$1,151,673,907	$381,258,828
Premiums received on options contracts written	$48,521,695	$9,565,989	$49,581,647	$11,737,747
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - August (FAUG)	FT Vest U.S. Equity Deep Buffer ETF - August (DAUG)	FT Vest U.S. Equity Buffer ETF - September (FSEP)	FT Vest U.S. Equity Deep Buffer ETF - September (DSEP)	FT Vest U.S. Equity Buffer ETF - October (FOCT)	FT Vest U.S. Equity Deep Buffer ETF - October (DOCT)

$7,984,560	$2,396,507	$8,944,188	$2,612,962	$9,391,781	$3,124,252
—	—	—	—	—	—
7,984,560	2,396,507	8,944,188	2,612,962	9,391,781	3,124,252
1,193,956,721	355,999,860	1,185,084,769	346,080,813	1,145,294,510	382,040,560
224	205	352	218	—	268

—	—	—	—	—	—
21,891	6,594	24,676	7,249	25,854	8,599
—	—	—	—	—	—
1,201,963,396	358,403,166	1,194,053,985	348,701,242	1,154,712,145	385,173,679

36,432,427	10,923,409	35,592,258	8,549,005	37,249,913	10,802,715
—	—	—	—	25	—

—	—	—	—	—	—
754,652	226,142	750,573	221,284	723,718	243,557
—	—	—	—	—	—
37,187,079	11,149,551	36,342,831	8,770,289	37,973,656	11,046,272
$1,164,776,317	$347,253,615	$1,157,711,154	$339,930,953	$1,116,738,489	$374,127,407

$1,214,756,905	$365,795,426	$1,097,760,774	$327,796,521	$1,052,226,487	$352,231,908
218,250	77,750	223,000	75,250	226,500	84,000
(50,198,838)	(18,619,561)	59,727,380	12,059,182	64,285,502	21,811,499
$1,164,776,317	$347,253,615	$1,157,711,154	$339,930,953	$1,116,738,489	$374,127,407
$53.37	$44.66	$51.92	$45.17	$49.30	$44.54
21,825,002	7,775,002	22,300,002	7,525,002	22,650,002	8,400,002
$7,984,560	$2,396,507	$8,944,188	$2,612,962	$9,391,781	$3,124,252
$—	$—	$—	$—	$—	$—
$7,984,560	$2,396,507	$8,944,188	$2,612,962	$9,391,781	$3,124,252
$1,147,261,450	$339,204,075	$1,162,924,886	$338,963,239	$1,131,705,447	$376,113,406
$47,604,713	$9,738,186	$49,668,011	$10,540,997	$53,814,180	$13,882,428
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities (Continued)
February 28, 2026 (Unaudited)

	FT Vest U.S. Equity Buffer ETF - November (FNOV)	FT Vest U.S. Equity Deep Buffer ETF - November (DNOV)	FT Vest U.S. Equity Buffer ETF - December (FDEC)	FT Vest U.S. Equity Deep Buffer ETF - December (DDEC)
ASSETS:
Investments, at value - Unaffiliated	$10,586,509	$3,476,401	$12,756,023	$4,109,907
Investments, at value - Affiliated	—	—	—	—
Total investments, at value	10,586,509	3,476,401	12,756,023	4,109,907
Options contracts purchased, at value	1,192,733,610	386,605,224	1,306,355,219	423,107,726
Due from broker	855	199	818	1,160
Receivables:
Investment securities sold	—	—	—	—
Dividends	29,287	9,507	35,275	11,336
Interest	—	—	—	—
Total Assets	1,203,350,261	390,091,331	1,319,147,335	427,230,129

LIABILITIES:
Options contracts written, at value	43,982,027	12,976,980	54,507,518	12,509,357
Due to broker	—	—	—	—
Payables:
Capital shares redeemed	—	—	—	—
Investment advisory fees	752,333	246,387	825,817	270,639
Investment securities purchased	—	—	—	—
Total Liabilities	44,734,360	13,223,367	55,333,335	12,779,996
NET ASSETS	$1,158,615,901	$376,867,964	$1,263,814,000	$414,450,133

NET ASSETS consist of:
Paid-in capital	$1,121,934,309	$360,239,250	$1,215,629,678	$403,935,037
Par value	210,000	76,750	245,750	91,500
Accumulated distributable earnings (loss)	36,471,592	16,551,964	47,938,572	10,423,596
NET ASSETS	$1,158,615,901	$376,867,964	$1,263,814,000	$414,450,133
NET ASSET VALUE, per share	$55.17	$49.10	$51.43	$45.30
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	21,000,002	7,675,002	24,575,002	9,150,002
Investments, at cost - Unaffiliated	$10,586,509	$3,476,401	$12,756,023	$4,109,907
Investments, at cost - Affiliated	$—	$—	$—	$—
Total investments, at cost	$10,586,509	$3,476,401	$12,756,023	$4,109,907
Premiums paid on options contracts purchased	$1,171,561,245	$378,054,002	$1,300,444,263	$421,135,384
Premiums received on options contracts written	$60,143,639	$15,195,428	$59,911,383	$14,056,491
See Notes to Financial Statements

FT Vest Buffered Allocation Defensive ETF (BUFT)	FT Vest Buffered Allocation Growth ETF (BUFG)

$38,564	$66,477
140,037,260	299,250,726
140,075,824	299,317,203
—	—
—	—

—	—
87	74
—	—
140,075,911	299,317,277

—	—
—	—

—	—
21,490	46,143
—	—
21,490	46,143
$140,054,421	$299,271,134

$136,175,617	$283,739,744
56,500	108,000
3,822,304	15,423,390
$140,054,421	$299,271,134
$24.79	$27.71
5,650,002	10,800,002
$38,564	$66,477
$133,609,269	$288,863,981
$133,647,833	$288,930,458
$—	$—
$—	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Operations
For the Six Months Ended February 28, 2026 (Unaudited)

	FT Vest U.S. Equity Buffer ETF - January (FJAN)	FT Vest U.S. Equity Deep Buffer ETF - January (DJAN)	FT Vest U.S. Equity Buffer ETF - February (FFEB)	FT Vest U.S. Equity Deep Buffer ETF - February (DFEB)
INVESTMENT INCOME:
Dividends - Unaffiliated	$119,228	$40,203	$115,510	$36,725
Total investment income	119,228	40,203	115,510	36,725

EXPENSES:
Investment advisory fees	4,864,292	1,560,989	4,798,970	1,679,171
Other expenses	78,092	26,889	76,626	31,832
Total expenses	4,942,384	1,587,878	4,875,596	1,711,003
NET INVESTMENT INCOME (LOSS)	(4,823,156)	(1,547,675)	(4,760,086)	(1,674,278)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Affiliated	—	—	—	—
In-kind redemptions - Affiliated	—	—	—	—
Purchased options contracts	(32,548,730)	(10,672,703)	(17,370,176)	2,829,764
Written options contracts	(335,477)	(5,468,788)	3,508,821	(3,942,796)
In-kind redemptions - Purchased options contracts	153,926,717	51,247,747	141,391,794	48,853,222
In-kind redemptions - Written options contracts	25,167,247	2,620,361	28,155,277	(80,816)
Net realized gain (loss)	146,209,757	37,726,617	155,685,716	47,659,374
Net change in unrealized appreciation (depreciation) on:
Investments - Affiliated	—	—	—	—
Purchased options contracts	(60,161,269)	(19,817,980)	(62,420,843)	(27,644,938)
Written options contracts	(15,056,665)	1,265,229	(8,290,334)	3,943,370
Net change in unrealized appreciation (depreciation)	(75,217,934)	(18,552,751)	(70,711,177)	(23,701,568)
NET REALIZED AND UNREALIZED GAIN (LOSS)	70,991,823	19,173,866	84,974,539	23,957,806
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$66,168,667	$17,626,191	$80,214,453	$22,283,528
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - March (FMAR)	FT Vest U.S. Equity Deep Buffer ETF - March (DMAR)	FT Vest U.S. Equity Buffer ETF - April (FAPR)	FT Vest U.S. Equity Deep Buffer ETF - April (DAPR)	FT Vest U.S. Equity Buffer ETF - May (FMAY)	FT Vest U.S. Equity Deep Buffer ETF - May (DMAY)

$87,087	$34,662	$96,010	$30,529	$127,177	$35,869
87,087	34,662	96,010	30,529	127,177	35,869

3,889,884	1,544,623	3,909,611	1,206,346	4,357,197	1,232,616
65,803	27,694	60,642	18,035	68,680	20,788
3,955,687	1,572,317	3,970,253	1,224,381	4,425,877	1,253,404
(3,868,600)	(1,537,655)	(3,874,243)	(1,193,852)	(4,298,700)	(1,217,535)

—	—	—	—	—	—
—	—	—	—	—	—
340,754	329,015	53,323	550,525	1,332,188	343,355
(111,084)	(124,729)	(26,516)	(380,954)	(287,244)	(112,243)
2,266,551	2,272,538	3,471,914	3,300,857	5,882,155	156,396
500,963	(195,378)	563,558	(20,191)	(349,165)	22,679
2,997,184	2,281,446	4,062,279	3,450,237	6,577,934	410,187

—	—	—	—	—	—
47,280,087	18,775,539	51,490,245	15,113,916	43,657,063	15,138,107
(4,163,649)	(4,567,942)	(15,445,010)	(7,614,805)	3,127,841	(2,517,475)
43,116,438	14,207,597	36,045,235	7,499,111	46,784,904	12,620,632
46,113,622	16,489,043	40,107,514	10,949,348	53,362,838	13,030,819
$42,245,022	$14,951,388	$36,233,271	$9,755,496	$49,064,138	$11,813,284
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Operations (Continued)
For the Six Months Ended February 28, 2026 (Unaudited)

	FT Vest U.S. Equity Buffer ETF - June (FJUN)	FT Vest U.S. Equity Deep Buffer ETF - June (DJUN)	FT Vest U.S. Equity Buffer ETF - July (FJUL)	FT Vest U.S. Equity Deep Buffer ETF - July (DJUL)
INVESTMENT INCOME:
Dividends - Unaffiliated	$142,613	$35,542	$176,152	$61,371
Total investment income	142,613	35,542	176,152	61,371

EXPENSES:
Investment advisory fees	4,419,728	1,169,473	4,828,910	1,691,016
Other expenses	73,192	23,807	75,780	25,537
Total expenses	4,492,920	1,193,280	4,904,690	1,716,553
NET INVESTMENT INCOME (LOSS)	(4,350,307)	(1,157,738)	(4,728,538)	(1,655,182)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Affiliated	—	—	—	—
In-kind redemptions - Affiliated	—	—	—	—
Purchased options contracts	25,765	614,969	276,256	999,428
Written options contracts	26,140	(346,912)	(90,820)	(318,513)
In-kind redemptions - Purchased options contracts	1,631,331	495,772	2,007,784	642,533
In-kind redemptions - Written options contracts	311,967	(92,064)	368,432	(53,571)
Net realized gain (loss)	1,995,203	671,765	2,561,652	1,269,877
Net change in unrealized appreciation (depreciation) on:
Investments - Affiliated	—	—	—	—
Purchased options contracts	48,529,503	14,116,452	46,799,214	18,288,302
Written options contracts	462,809	(3,184,863)	10,698,185	(1,461,012)
Net change in unrealized appreciation (depreciation)	48,992,312	10,931,589	57,497,399	16,827,290
NET REALIZED AND UNREALIZED GAIN (LOSS)	50,987,515	11,603,354	60,059,051	18,097,167
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$46,637,208	$10,445,616	$55,330,513	$16,441,985
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - August (FAUG)	FT Vest U.S. Equity Deep Buffer ETF - August (DAUG)	FT Vest U.S. Equity Buffer ETF - September (FSEP)	FT Vest U.S. Equity Deep Buffer ETF - September (DSEP)	FT Vest U.S. Equity Buffer ETF - October (FOCT)	FT Vest U.S. Equity Deep Buffer ETF - October (DOCT)

$186,557	$59,026	$183,715	$53,429	$163,710	$53,562
186,557	59,026	183,715	53,429	163,710	53,562

4,676,123	1,485,068	4,699,988	1,375,895	4,361,504	1,497,891
68,389	21,803	61,366	19,784	62,641	24,845
4,744,512	1,506,871	4,761,354	1,395,679	4,424,145	1,522,736
(4,557,955)	(1,447,845)	(4,577,639)	(1,342,250)	(4,260,435)	(1,469,174)

—	—	—	—	—	—
—	—	—	—	—	—
14,927	354,081	(34,332,870)	(959,097)	(31,986,217)	(3,252,152)
12,526	(95,109)	(17,333,371)	(9,233,044)	1,422,703	(1,186,507)
1,845,902	1,230,176	141,970,711	36,002,378	115,903,614	33,036,705
361,161	(79,449)	15,516,724	395,708	30,885,967	2,345,480
2,234,516	1,409,699	105,821,194	26,205,945	116,226,067	30,943,526

—	—	—	—	—	—
43,896,001	15,635,511	(49,865,204)	(18,039,162)	(35,537,533)	(12,733,015)
11,314,027	(935,547)	(4,809,359)	3,578,532	(8,580,853)	330,951
55,210,028	14,699,964	(54,674,563)	(14,460,630)	(44,118,386)	(12,402,064)
57,444,544	16,109,663	51,146,631	11,745,315	72,107,681	18,541,462
$52,886,589	$14,661,818	$46,568,992	$10,403,065	$67,847,246	$17,072,288
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Operations (Continued)
For the Six Months Ended February 28, 2026 (Unaudited)

	FT Vest U.S. Equity Buffer ETF - November (FNOV)	FT Vest U.S. Equity Deep Buffer ETF - November (DNOV)	FT Vest U.S. Equity Buffer ETF - December (FDEC)	FT Vest U.S. Equity Deep Buffer ETF - December (DDEC)
INVESTMENT INCOME:
Dividends - Unaffiliated	$139,140	$45,933	$146,456	$45,665
Total investment income	139,140	45,933	146,456	45,665

EXPENSES:
Investment advisory fees	4,415,880	1,497,379	4,939,671	1,566,409
Other expenses	64,402	23,732	75,026	25,114
Total expenses	4,480,282	1,521,111	5,014,697	1,591,523
NET INVESTMENT INCOME (LOSS)	(4,341,142)	(1,475,178)	(4,868,241)	(1,545,858)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Affiliated	—	—	—	—
In-kind redemptions - Affiliated	—	—	—	—
Purchased options contracts	(9,808,638)	3,778,200	(27,723,092)	4,466,851
Written options contracts	6,623,169	2,382,912	150,641	(2,480,589)
In-kind redemptions - Purchased options contracts	89,066,419	27,791,892	142,118,846	35,715,138
In-kind redemptions - Written options contracts	23,587,283	5,099,716	34,610,196	606,117
Net realized gain (loss)	109,468,233	39,052,720	149,156,591	38,307,517
Net change in unrealized appreciation (depreciation) on:
Investments - Affiliated	—	—	—	—
Purchased options contracts	(33,992,944)	(13,755,998)	(46,194,942)	(17,570,085)
Written options contracts	(2,264,489)	746,784	(18,558,801)	(620,945)
Net change in unrealized appreciation (depreciation)	(36,257,433)	(13,009,214)	(64,753,743)	(18,191,030)
NET REALIZED AND UNREALIZED GAIN (LOSS)	73,210,800	26,043,506	84,402,848	20,116,487
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$68,869,658	$24,568,328	$79,534,607	$18,570,629
See Notes to Financial Statements

FT Vest Buffered Allocation Defensive ETF (BUFT)	FT Vest Buffered Allocation Growth ETF (BUFG)

$476	$1,686
476	1,686

133,273	292,750
9,124	19,908
142,397	312,658
(141,921)	(310,972)

(29,491)	98,009
2,555,379	19,787,794
—	—
—	—
—	—
—	—
2,525,888	19,885,803

2,040,475	(5,085,613)
—	—
—	—
2,040,475	(5,085,613)
4,566,363	14,800,190
$4,424,442	$14,489,218
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets

	FT Vest U.S. Equity Buffer ETF - January (FJAN)		FT Vest U.S. Equity Deep Buffer ETF - January (DJAN)
	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025
OPERATIONS:
Net investment income (loss)	$(4,823,156)	$(7,450,534)	$(1,547,675)	$(2,419,725)
Net realized gain (loss)	146,209,757	93,985,315	37,726,617	30,328,562
Net change in unrealized appreciation (depreciation)	(75,217,934)	10,478,486	(18,552,751)	(134,021)
Net increase (decrease) in net assets resulting from operations	66,168,667	97,013,267	17,626,191	27,774,816

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	1,152,760,261	993,302,634	442,299,577	312,264,044
Cost of shares redeemed	(1,133,815,393)	(715,040,284)	(374,812,145)	(234,936,538)
Net increase (decrease) in net assets resulting from shareholder transactions	18,944,868	278,262,350	67,487,432	77,327,506
Total increase (decrease) in net assets	85,113,535	375,275,617	85,113,623	105,102,322

NET ASSETS:
Beginning of period	1,117,615,486	742,339,869	350,433,701	245,331,379
End of period	$1,202,729,021	$1,117,615,486	$435,547,324	$350,433,701

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	22,750,002	16,725,002	8,450,002	6,475,002
Shares sold	22,100,000	21,575,000	10,150,000	7,975,000
Shares redeemed	(21,750,000)	(15,550,000)	(8,600,000)	(6,000,000)
Shares outstanding, end of period	23,100,002	22,750,002	10,000,002	8,450,002
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - February (FFEB)		FT Vest U.S. Equity Deep Buffer ETF - February (DFEB)		FT Vest U.S. Equity Buffer ETF - March (FMAR)
Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025

$(4,760,086)	$(7,666,399)	$(1,674,278)	$(2,674,664)	$(3,868,600)	$(7,054,458)
155,685,716	128,619,693	47,659,374	40,127,411	2,997,184	96,712,399
(70,711,177)	(5,664,679)	(23,701,568)	2,040,544	43,116,438	6,208,695
80,214,453	115,288,615	22,283,528	39,493,291	42,245,022	95,866,636

981,190,994	951,266,372	292,196,574	379,956,005	63,485,376	915,826,625
(1,018,227,835)	(901,312,204)	(318,987,447)	(275,405,008)	(26,052,683)	(993,503,469)
(37,036,841)	49,954,168	(26,790,873)	104,550,997	37,432,693	(77,676,844)
43,177,612	165,242,783	(4,507,345)	144,044,288	79,677,715	18,189,792

1,091,498,935	926,256,152	406,671,319	262,627,031	878,439,942	860,250,150
$1,134,676,547	$1,091,498,935	$402,163,974	$406,671,319	$958,117,657	$878,439,942

20,200,002	19,275,002	8,875,002	6,350,002	19,150,002	20,625,002
17,075,000	18,775,000	6,025,000	8,850,000	1,350,000	21,700,000
(17,625,000)	(17,850,000)	(6,600,000)	(6,325,000)	(550,000)	(23,175,000)
19,650,002	20,200,002	8,300,002	8,875,002	19,950,002	19,150,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest U.S. Equity Deep Buffer ETF - March (DMAR)		FT Vest U.S. Equity Buffer ETF - April (FAPR)
	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025
OPERATIONS:
Net investment income (loss)	$(1,537,655)	$(2,500,319)	$(3,874,243)	$(6,127,641)
Net realized gain (loss)	2,281,446	27,632,347	4,062,279	28,580,254
Net change in unrealized appreciation (depreciation)	14,207,597	4,357,095	36,045,235	34,952,133
Net increase (decrease) in net assets resulting from operations	14,951,388	29,489,123	36,233,271	57,404,746

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	24,970,716	354,516,921	124,632,472	643,063,426
Cost of shares redeemed	(17,513,999)	(326,702,037)	(32,093,916)	(525,715,646)
Net increase (decrease) in net assets resulting from shareholder transactions	7,456,717	27,814,884	92,538,556	117,347,780
Total increase (decrease) in net assets	22,408,105	57,304,007	128,771,827	174,752,526

NET ASSETS:
Beginning of period	358,372,355	301,068,348	863,864,628	689,112,102
End of period	$380,780,460	$358,372,355	$992,636,455	$863,864,628

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	8,875,002	8,150,002	20,050,002	17,225,002
Shares sold	600,000	9,375,000	2,825,000	16,075,000
Shares redeemed	(425,000)	(8,650,000)	(725,000)	(13,250,000)
Shares outstanding, end of period	9,050,002	8,875,002	22,150,002	20,050,002
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - April (DAPR)		FT Vest U.S. Equity Buffer ETF - May (FMAY)		FT Vest U.S. Equity Deep Buffer ETF - May (DMAY)
Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025

$(1,193,852)	$(2,033,820)	$(4,298,700)	$(7,289,565)	$(1,217,535)	$(2,165,381)
3,450,237	15,258,492	6,577,934	94,373,032	410,187	33,192,159
7,499,111	2,501,883	46,784,904	18,382,139	12,620,632	(1,026,579)
9,755,496	15,726,555	49,064,138	105,465,606	11,813,284	30,000,199

16,548,936	172,304,583	82,949,379	1,017,169,607	10,088,909	243,962,746
(21,288,453)	(140,295,128)	(95,202,209)	(910,758,134)	(11,074,112)	(299,762,468)
(4,739,517)	32,009,455	(12,252,830)	106,411,473	(985,203)	(55,799,722)
5,015,979	47,736,010	36,811,308	211,877,079	10,828,081	(25,799,523)

286,423,745	238,687,735	1,035,076,232	823,199,153	289,139,562	314,939,085
$291,439,724	$286,423,745	$1,071,887,540	$1,035,076,232	$299,967,643	$289,139,562

7,475,002	6,600,002	20,125,002	17,950,002	6,600,002	7,975,002
425,000	4,700,000	1,575,000	21,125,000	225,000	5,875,000
(550,000)	(3,825,000)	(1,825,000)	(18,950,000)	(250,000)	(7,250,000)
7,350,002	7,475,002	19,875,002	20,125,002	6,575,002	6,600,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest U.S. Equity Buffer ETF - June (FJUN)		FT Vest U.S. Equity Deep Buffer ETF - June (DJUN)
	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025
OPERATIONS:
Net investment income (loss)	$(4,350,307)	$(7,517,520)	$(1,157,738)	$(2,199,464)
Net realized gain (loss)	1,995,203	74,941,696	671,765	26,265,226
Net change in unrealized appreciation (depreciation)	48,992,312	26,528,560	10,931,589	3,266,144
Net increase (decrease) in net assets resulting from operations	46,637,208	93,952,736	10,445,616	27,331,906

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	80,461,081	1,134,630,329	8,240,947	413,898,264
Cost of shares redeemed	(32,615,000)	(1,052,248,971)	(16,360,015)	(410,655,804)
Net increase (decrease) in net assets resulting from shareholder transactions	47,846,081	82,381,358	(8,119,068)	3,242,460
Total increase (decrease) in net assets	94,483,289	176,334,094	2,326,548	30,574,366

NET ASSETS:
Beginning of period	993,034,786	816,700,692	279,283,109	248,708,743
End of period	$1,087,518,075	$993,034,786	$281,609,657	$279,283,109

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	18,025,002	16,425,002	6,075,002	5,925,002
Shares sold	1,425,000	21,700,000	175,000	9,425,000
Shares redeemed	(575,000)	(20,100,000)	(350,000)	(9,275,000)
Shares outstanding, end of period	18,875,002	18,025,002	5,900,002	6,075,002
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - July (FJUL)		FT Vest U.S. Equity Deep Buffer ETF - July (DJUL)		FT Vest U.S. Equity Buffer ETF - August (FAUG)
Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025

$(4,728,538)	$(7,836,660)	$(1,655,182)	$(2,897,984)	$(4,557,955)	$(7,260,786)
2,561,652	127,571,585	1,269,877	47,135,085	2,234,516	117,877,032
57,497,399	1,800,378	16,827,290	(1,280,253)	55,210,028	(6,101,383)
55,330,513	121,535,303	16,441,985	42,956,848	52,886,589	104,514,863

150,712,119	1,259,374,323	9,368,994	295,487,030	199,796,270	1,046,945,257
(45,795,746)	(1,183,552,984)	(31,827,380)	(290,949,746)	(53,441,637)	(922,346,964)
104,916,373	75,821,339	(22,458,386)	4,537,284	146,354,633	124,598,293
160,246,886	197,356,642	(6,016,401)	47,494,132	199,241,222	229,113,156

1,026,060,336	828,703,694	401,335,994	353,841,862	965,535,095	736,421,939
$1,186,307,222	$1,026,060,336	$395,319,593	$401,335,994	$1,164,776,317	$965,535,095

19,125,002	17,500,002	8,725,002	8,675,002	19,000,002	16,325,002
2,750,000	24,650,000	200,000	6,600,000	3,850,000	21,200,000
(825,000)	(23,025,000)	(675,000)	(6,550,000)	(1,025,000)	(18,525,000)
21,050,002	19,125,002	8,250,002	8,725,002	21,825,002	19,000,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest U.S. Equity Deep Buffer ETF - August (DAUG)		FT Vest U.S. Equity Buffer ETF - September (FSEP)
	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025
OPERATIONS:
Net investment income (loss)	$(1,447,845)	$(2,540,527)	$(4,577,639)	$(6,744,606)
Net realized gain (loss)	1,409,699	36,764,606	105,821,194	82,820,784
Net change in unrealized appreciation (depreciation)	14,699,964	(1,847,992)	(54,674,563)	16,759,685
Net increase (decrease) in net assets resulting from operations	14,661,818	32,376,087	46,568,992	92,835,863

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	38,010,578	345,101,013	1,149,997,535	868,809,721
Cost of shares redeemed	(37,475,809)	(319,403,254)	(981,088,170)	(617,689,286)
Net increase (decrease) in net assets resulting from shareholder transactions	534,769	25,697,759	168,909,365	251,120,435
Total increase (decrease) in net assets	15,196,587	58,073,846	215,478,357	343,956,298

NET ASSETS:
Beginning of period	332,057,028	273,983,182	942,232,797	598,276,499
End of period	$347,253,615	$332,057,028	$1,157,711,154	$942,232,797

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	7,750,002	7,100,002	18,950,002	13,450,002
Shares sold	875,000	8,250,000	22,800,000	19,275,000
Shares redeemed	(850,000)	(7,600,000)	(19,450,000)	(13,775,000)
Shares outstanding, end of period	7,775,002	7,750,002	22,300,002	18,950,002
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - September (DSEP)		FT Vest U.S. Equity Buffer ETF - October (FOCT)		FT Vest U.S. Equity Deep Buffer ETF - October (DOCT)
Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025

$(1,342,250)	$(2,046,116)	$(4,260,435)	$(6,594,381)	$(1,469,174)	$(2,350,674)
26,205,945	24,649,260	116,226,067	74,544,660	30,943,526	31,263,337
(14,460,630)	2,587,898	(44,118,386)	10,984,021	(12,402,064)	(414,839)
10,403,065	25,191,042	67,847,246	78,934,300	17,072,288	28,497,824

291,038,398	209,652,705	1,176,244,923	679,337,952	319,586,454	261,726,032
(224,887,938)	(150,989,499)	(1,075,015,777)	(412,994,118)	(266,536,255)	(178,426,641)
66,150,460	58,663,206	101,229,146	266,343,834	53,050,199	83,299,391
76,553,525	83,854,248	169,076,392	345,278,134	70,122,487	111,797,215

263,377,428	179,523,180	947,662,097	602,383,963	304,004,920	192,207,705
$339,930,953	$263,377,428	$1,116,738,489	$947,662,097	$374,127,407	$304,004,920

6,025,002	4,525,002	20,475,002	14,325,002	7,175,002	4,950,002
6,600,000	5,250,000	24,625,000	15,875,000	7,350,000	6,700,000
(5,100,000)	(3,750,000)	(22,450,000)	(9,725,000)	(6,125,000)	(4,475,000)
7,525,002	6,025,002	22,650,002	20,475,002	8,400,002	7,175,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest U.S. Equity Buffer ETF - November (FNOV)		FT Vest U.S. Equity Deep Buffer ETF - November (DNOV)
	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025
OPERATIONS:
Net investment income (loss)	$(4,341,142)	$(7,061,943)	$(1,475,178)	$(2,464,594)
Net realized gain (loss)	109,468,233	94,266,107	39,052,720	32,606,781
Net change in unrealized appreciation (depreciation)	(36,257,433)	(5,560,662)	(13,009,214)	(3,197,068)
Net increase (decrease) in net assets resulting from operations	68,869,658	81,643,502	24,568,328	26,945,119

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	897,648,877	750,437,277	284,225,537	192,904,368
Cost of shares redeemed	(794,449,344)	(546,692,503)	(256,407,390)	(141,399,224)
Net increase (decrease) in net assets resulting from shareholder transactions	103,199,533	203,744,774	27,818,147	51,505,144
Total increase (decrease) in net assets	172,069,191	285,388,276	52,386,475	78,450,263

NET ASSETS:
Beginning of period	986,546,710	701,158,434	324,481,489	246,031,226
End of period	$1,158,615,901	$986,546,710	$376,867,964	$324,481,489

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	19,050,002	14,975,002	7,050,002	5,850,002
Shares sold	16,875,000	15,600,000	6,000,000	4,500,000
Shares redeemed	(14,925,000)	(11,525,000)	(5,375,000)	(3,300,000)
Shares outstanding, end of period	21,000,002	19,050,002	7,675,002	7,050,002
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - December (FDEC)		FT Vest U.S. Equity Deep Buffer ETF - December (DDEC)		FT Vest Buffered Allocation Defensive ETF (BUFT)
Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025

$(4,868,241)	$(7,550,157)	$(1,545,858)	$(2,609,644)	$(141,921)	$(237,861)
149,156,591	94,781,843	38,307,517	41,337,557	2,525,888	8,784,473
(64,753,743)	7,241,200	(18,191,030)	(8,565,579)	2,040,475	1,060,343
79,534,607	94,472,886	18,570,629	30,162,334	4,424,442	9,606,955

1,192,333,080	927,887,101	318,025,765	243,800,679	84,056,563	333,805,211
(1,061,998,316)	(692,074,412)	(265,852,374)	(252,874,252)	(75,519,290)	(329,869,363)
130,334,764	235,812,689	52,173,391	(9,073,573)	8,537,273	3,935,848
209,869,371	330,285,575	70,744,020	21,088,761	12,961,715	13,542,803

1,053,944,629	723,659,054	343,706,113	322,617,352	127,092,706	113,549,903
$1,263,814,000	$1,053,944,629	$414,450,133	$343,706,113	$140,054,421	$127,092,706

21,875,002	16,650,002	8,000,002	8,225,002	5,300,002	5,150,002
23,525,000	20,725,000	7,075,000	6,075,000	3,450,000	14,750,000
(20,825,000)	(15,500,000)	(5,925,000)	(6,300,000)	(3,100,000)	(14,600,000)
24,575,002	21,875,002	9,150,002	8,000,002	5,650,002	5,300,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest Buffered Allocation Growth ETF (BUFG)
	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025
OPERATIONS:
Net investment income (loss)	$(310,972)	$(501,655)
Net realized gain (loss)	19,885,803	20,971,892
Net change in unrealized appreciation (depreciation)	(5,085,613)	5,872,825
Net increase (decrease) in net assets resulting from operations	14,489,218	26,343,062

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	279,225,240	414,902,932
Cost of shares redeemed	(275,309,800)	(398,360,224)
Net increase (decrease) in net assets resulting from shareholder transactions	3,915,440	16,542,708
Total increase (decrease) in net assets	18,404,658	42,885,770

NET ASSETS:
Beginning of period	280,866,476	237,980,706
End of period	$299,271,134	$280,866,476

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	10,650,002	10,000,002
Shares sold	10,250,000	16,750,000
Shares redeemed	(10,100,000)	(16,100,000)
Shares outstanding, end of period	10,800,002	10,650,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights
For a share outstanding throughout each period
FT Vest U.S. Equity Buffer ETF - January (FJAN)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,				Period Ended 8/31/2021 (a)
		2025	2024	2023	2022
Net asset value, beginning of period	$49.13	$44.39	$37.67	$32.35	$33.37	$30.06
Income from investment operations:
Net investment income (loss)	(0.22) (b)	(0.38) (b)	(0.33) (b)	(0.29) (b)	(0.19)	(0.14)
Net realized and unrealized gain (loss)	3.16	5.12	7.05	5.61	(0.83)	3.45
Total from investment operations	2.94	4.74	6.72	5.32	(1.02)	3.31
Net asset value, end of period	$52.07	$49.13	$44.39	$37.67	$32.35	$33.37
Total return (c)	5.98%	10.68%	17.84%	16.45%	(3.06)%	11.01%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,202,729	$1,117,615	$742,340	$337,119	$189,233	$126,811
Ratio of total expenses to average net assets	0.86% (d) (e)	0.85%	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.84)% (d)	(0.82)%	(0.81)%	(0.82)%	(0.85)%	(0.85)% (d)
Portfolio turnover rate (f)	0%	0%	0%	0%	0%	0%

(a)	Inception date is January 15, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Deep Buffer ETF - January (DJAN)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,				Period Ended 8/31/2021 (a)
		2025	2024	2023	2022
Net asset value, beginning of period	$41.47	$37.89	$33.19	$30.74	$31.94	$30.06
Income from investment operations:
Net investment income (loss)	(0.18) (b)	(0.32) (b)	(0.29) (b)	(0.26) (b)	(0.04)	(0.22)
Net realized and unrealized gain (loss)	2.26	3.90	4.99	2.71	(1.16)	2.10
Total from investment operations	2.08	3.58	4.70	2.45	(1.20)	1.88
Net asset value, end of period	$43.55	$41.47	$37.89	$33.19	$30.74	$31.94
Total return (c)	5.02%	9.45%	14.16%	7.97%	(3.76)%	6.25%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$435,547	$350,434	$245,331	$185,028	$132,931	$49,511
Ratio of total expenses to average net assets	0.86% (d) (e)	0.85%	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.84)% (d)	(0.82)%	(0.81)%	(0.82)%	(0.85)%	(0.85)% (d)
Portfolio turnover rate (f)	0%	0%	0%	0%	0%	0%

(a)	Inception date is January 15, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Buffer ETF - February (FFEB)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$54.03	$48.05	$40.34	$35.45	$37.46	$31.48
Income from investment operations:
Net investment income (loss)	(0.24) (a)	(0.41) (a)	(0.36) (a)	(0.31) (a)	(0.22)	(0.30)
Net realized and unrealized gain (loss)	3.95	6.39	8.07	5.20	(1.79)	6.28
Total from investment operations	3.71	5.98	7.71	4.89	(2.01)	5.98
Net asset value, end of period	$57.74	$54.03	$48.05	$40.34	$35.45	$37.46
Total return (b)	6.87%	12.45%	19.11%	13.79%	(5.37)%	19.00%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,134,677	$1,091,499	$926,256	$386,234	$303,079	$258,453
Ratio of total expenses to average net assets	0.86% (c) (d)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	(0.84)% (c)	(0.82)%	(0.81)%	(0.82)%	(0.84)%	(0.85)%
Portfolio turnover rate (e)	0%	0%	0%	0%	0%	0%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Deep Buffer ETF - February (DFEB)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$45.82	$41.36	$35.89	$33.96	$34.68	$31.24
Income from investment operations:
Net investment income (loss)	(0.20) (a)	(0.35) (a)	(0.31) (a)	(0.28) (a)	(0.25)	(0.52)
Net realized and unrealized gain (loss)	2.83	4.81	5.78	2.21	(0.47)	3.96
Total from investment operations	2.63	4.46	5.47	1.93	(0.72)	3.44
Net asset value, end of period	$48.45	$45.82	$41.36	$35.89	$33.96	$34.68
Total return (b)	5.74%	10.78%	15.24%	5.68%	(2.08)%	11.01%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$402,164	$406,671	$262,627	$206,343	$303,106	$282,634
Ratio of total expenses to average net assets	0.87% (c) (d)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	(0.85)% (c)	(0.82)%	(0.81)%	(0.82)%	(0.85)%	(0.85)%
Portfolio turnover rate (e)	0%	0%	0%	0%	0%	0%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Buffer ETF - March (FMAR)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,				Period Ended 8/31/2021 (a)
		2025	2024	2023	2022
Net asset value, beginning of period	$45.87	$41.71	$36.06	$31.28	$32.40	$29.60
Income from investment operations:
Net investment income (loss)	(0.20) (b)	(0.36) (b)	(0.32) (b)	(0.27) (b)	(0.13)	(0.10)
Net realized and unrealized gain (loss)	2.36	4.52	5.97	5.05	(0.99)	2.90
Total from investment operations	2.16	4.16	5.65	4.78	(1.12)	2.80
Net asset value, end of period	$48.03	$45.87	$41.71	$36.06	$31.28	$32.40
Total return (c)	4.71%	9.97%	15.67%	15.28%	(3.46)%	9.46%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$958,118	$878,440	$860,250	$320,901	$197,064	$82,609
Ratio of total expenses to average net assets	0.86% (d) (e)	0.85%	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.85)% (d)	(0.82)%	(0.82)%	(0.82)%	(0.84)%	(0.85)% (d)
Portfolio turnover rate (f)	0%	0%	0%	0%	0%	0%

(a)	Inception date is March 19, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Deep Buffer ETF - March (DMAR)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,				Period Ended 8/31/2021 (a)
		2025	2024	2023	2022
Net asset value, beginning of period	$40.38	$36.94	$32.71	$30.36	$31.45	$29.60
Income from investment operations:
Net investment income (loss)	(0.17) (b)	(0.31) (b)	(0.28) (b)	(0.25) (b)	(0.09)	(0.10)
Net realized and unrealized gain (loss)	1.87	3.75	4.51	2.60	(1.00)	1.95
Total from investment operations	1.70	3.44	4.23	2.35	(1.09)	1.85
Net asset value, end of period	$42.08	$40.38	$36.94	$32.71	$30.36	$31.45
Total return (c)	4.21%	9.31%	12.93%	7.74%	(3.47)%	6.25%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$380,780	$358,372	$301,068	$201,159	$192,793	$66,053
Ratio of total expenses to average net assets	0.87% (d) (e)	0.85%	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.85)% (d)	(0.82)%	(0.81)%	(0.82)%	(0.84)%	(0.85)% (d)
Portfolio turnover rate (f)	0%	0%	0%	0%	0%	0%

(a)	Inception date is March 19, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Buffer ETF - April (FAPR)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,				Period Ended 8/31/2021 (a)
		2025	2024	2023	2022
Net asset value, beginning of period	$43.09	$40.01	$33.25	$29.40	$31.71	$30.04
Income from investment operations:
Net investment income (loss)	(0.18) (b)	(0.34) (b)	(0.29) (b)	(0.25) (b)	(0.12)	(0.08)
Net realized and unrealized gain (loss)	1.90	3.42	7.05	4.10	(2.19)	1.75
Total from investment operations	1.72	3.08	6.76	3.85	(2.31)	1.67
Net asset value, end of period	$44.81	$43.09	$40.01	$33.25	$29.40	$31.71
Total return (c)	3.99%	7.70%	20.33%	13.10%	(7.28)%	5.56%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$992,636	$863,865	$689,112	$405,693	$281,511	$134,751
Ratio of total expenses to average net assets	0.86% (d) (e)	0.85%	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.84)% (d)	(0.82)%	(0.81)%	(0.82)%	(0.84)%	(0.85)% (d)
Portfolio turnover rate (f)	0%	0%	0%	0%	0%	0%

(a)	Inception date is April 16, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Deep Buffer ETF - April (DAPR)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,				Period Ended 8/31/2021 (a)
		2025	2024	2023	2022
Net asset value, beginning of period	$38.32	$36.16	$31.12	$29.87	$31.08	$30.04
Income from investment operations:
Net investment income (loss)	(0.16) (b)	(0.30) (b)	(0.27) (b)	(0.24) (b)	(0.07)	(0.10)
Net realized and unrealized gain (loss)	1.49	2.46	5.31	1.49	(1.14)	1.14
Total from investment operations	1.33	2.16	5.04	1.25	(1.21)	1.04
Net asset value, end of period	$39.65	$38.32	$36.16	$31.12	$29.87	$31.08
Total return (c)	3.47%	5.97%	16.20%	4.18%	(3.89)%	3.46%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$291,440	$286,424	$238,688	$234,921	$265,833	$93,226
Ratio of total expenses to average net assets	0.86% (d) (e)	0.85%	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.84)% (d)	(0.82)%	(0.81)%	(0.82)%	(0.84)%	(0.85)% (d)
Portfolio turnover rate (f)	0%	0%	0%	0%	0%	0%

(a)	Inception date is April 16, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Buffer ETF - May (FMAY)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$51.43	$45.86	$39.41	$35.67	$37.29	$33.47
Income from investment operations:
Net investment income (loss)	(0.22) (a)	(0.39) (a)	(0.34) (a)	(0.30) (a)	(0.05)	(0.16)
Net realized and unrealized gain (loss)	2.72	5.96	6.79	4.04	(1.57)	3.98
Total from investment operations	2.50	5.57	6.45	3.74	(1.62)	3.82
Net asset value, end of period	$53.93	$51.43	$45.86	$39.41	$35.67	$37.29
Total return (b)	4.86%	12.15%	16.37%	10.49%	(4.34)%	11.41%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,071,888	$1,035,076	$823,199	$524,141	$363,848	$111,876
Ratio of total expenses to average net assets	0.86% (c) (d)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	(0.84)% (c)	(0.82)%	(0.81)%	(0.82)%	(0.84)%	(0.85)%
Portfolio turnover rate (e)	0%	0%	0%	0%	0%	0%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Deep Buffer ETF - May (DMAY)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$43.81	$39.49	$34.74	$31.61	$34.25	$32.16
Income from investment operations:
Net investment income (loss)	(0.19) (a)	(0.34) (a)	(0.30) (a)	(0.27) (a)	(0.05)	(0.08)
Net realized and unrealized gain (loss)	2.00	4.66	5.05	3.40	(2.59)	2.17
Total from investment operations	1.81	4.32	4.75	3.13	(2.64)	2.09
Net asset value, end of period	$45.62	$43.81	$39.49	$34.74	$31.61	$34.25
Total return (b)	4.13%	10.94%	13.67%	9.90%	(7.71)%	6.50%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$299,968	$289,140	$314,939	$172,809	$226,018	$63,371
Ratio of total expenses to average net assets	0.86% (c) (d)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	(0.84)% (c)	(0.82)%	(0.81)%	(0.82)%	(0.84)%	(0.85)%
Portfolio turnover rate (e)	0%	0%	0%	0%	0%	0%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Buffer ETF - June (FJUN)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$55.09	$49.72	$42.12	$36.40	$37.07	$32.56
Income from investment operations:
Net investment income (loss)	(0.23) (a)	(0.42) (a)	(0.37) (a)	(0.31) (a)	(0.08)	(0.15)
Net realized and unrealized gain (loss)	2.76	5.79	7.97	6.03	(0.59) (b)	4.66
Total from investment operations	2.53	5.37	7.60	5.72	(0.67)	4.51
Net asset value, end of period	$57.62	$55.09	$49.72	$42.12	$36.40	$37.07
Total return (c)	4.59%	10.80%	18.04%	15.71%	(1.81)%	13.85%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,087,518	$993,035	$816,701	$533,893	$298,498	$113,075
Ratio of total expenses to average net assets	0.86% (d) (e)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	(0.84)% (d)	(0.82)%	(0.81)%	(0.82)%	(0.84)%	(0.85)%
Portfolio turnover rate (f)	0%	0%	0%	0%	0%	0%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Deep Buffer ETF - June (DJUN)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$45.97	$41.98	$36.38	$32.44	$34.04	$31.62
Income from investment operations:
Net investment income (loss)	(0.20) (a)	(0.36) (a)	(0.32) (a)	(0.28) (a)	(0.07)	(0.13)
Net realized and unrealized gain (loss)	1.96	4.35	5.92	4.22	(1.53)	2.55
Total from investment operations	1.76	3.99	5.60	3.94	(1.60)	2.42
Net asset value, end of period	$47.73	$45.97	$41.98	$36.38	$32.44	$34.04
Total return (b)	3.83%	9.50%	15.39%	12.15%	(4.70)%	7.65%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$281,610	$279,283	$248,709	$175,512	$180,064	$45,951
Ratio of total expenses to average net assets	0.87% (c) (d)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	(0.84)% (c)	(0.82)%	(0.81)%	(0.82)%	(0.84)%	(0.85)%
Portfolio turnover rate (e)	0%	0%	0%	0%	0%	0%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Buffer ETF - July (FJUL)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$53.65	$47.35	$39.62	$34.74	$35.63	$31.61
Income from investment operations:
Net investment income (loss)	(0.23) (a)	(0.41) (a)	(0.35) (a)	(0.30) (a)	(0.17)	(0.09)
Net realized and unrealized gain (loss)	2.94	6.71	8.08	5.18	(0.72)	4.11
Total from investment operations	2.71	6.30	7.73	4.88	(0.89)	4.02
Net asset value, end of period	$56.36	$53.65	$47.35	$39.62	$34.74	$35.63
Total return (b)	5.05%	13.31%	19.51%	14.05%	(2.50)%	12.72%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,186,307	$1,026,060	$828,704	$503,212	$220,593	$124,722
Ratio of total expenses to average net assets	0.86% (c) (d)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	(0.83)% (c)	(0.82)%	(0.81)%	(0.82)%	(0.84)%	(0.85)%
Portfolio turnover rate (e)	0%	0%	0%	0%	0%	0%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Deep Buffer ETF - July (DJUL)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$46.00	$40.79	$34.96	$31.12	$33.17	$30.96
Income from investment operations:
Net investment income (loss)	(0.19) (a)	(0.35) (a)	(0.30) (a)	(0.26) (a)	(0.08)	(0.09)
Net realized and unrealized gain (loss)	2.11	5.56	6.13	4.10	(1.97)	2.30
Total from investment operations	1.92	5.21	5.83	3.84	(2.05)	2.21
Net asset value, end of period	$47.92	$46.00	$40.79	$34.96	$31.12	$33.17
Total return (b)	4.17%	12.77%	16.68%	12.34%	(6.18)%	7.14%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$395,320	$401,336	$353,842	$286,638	$157,135	$54,735
Ratio of total expenses to average net assets	0.86% (c) (d)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	(0.83)% (c)	(0.82)%	(0.81)%	(0.82)%	(0.84)%	(0.85)%
Portfolio turnover rate (e)	0%	0%	0%	0%	0%	0%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Buffer ETF - August (FAUG)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$50.82	$45.11	$38.62	$35.30	$37.50	$32.95
Income from investment operations:
Net investment income (loss)	(0.22) (a)	(0.39) (a)	(0.34) (a)	(0.30) (a)	(0.12)	(0.13)
Net realized and unrealized gain (loss)	2.77	6.10	6.83	3.62	(2.08)	4.68
Total from investment operations	2.55	5.71	6.49	3.32	(2.20)	4.55
Net asset value, end of period	$53.37	$50.82	$45.11	$38.62	$35.30	$37.50
Total return (b)	5.02%	12.66%	16.80%	9.41%	(5.87)%	13.81%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,164,776	$965,535	$736,422	$561,932	$322,983	$155,642
Ratio of total expenses to average net assets	0.86% (c) (d)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	(0.83)% (c)	(0.82)%	(0.81)%	(0.82)%	(0.84)%	(0.85)%
Portfolio turnover rate (e)	0%	0%	0%	0%	0%	0%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Deep Buffer ETF - August (DAUG)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$42.85	$38.59	$34.04	$31.59	$34.76	$32.15
Income from investment operations:
Net investment income (loss)	(0.18) (a)	(0.33) (a)	(0.29) (a)	(0.26) (a)	(0.14)	(0.49)
Net realized and unrealized gain (loss)	1.99	4.59	4.84	2.71	(3.03)	3.10
Total from investment operations	1.81	4.26	4.55	2.45	(3.17)	2.61
Net asset value, end of period	$44.66	$42.85	$38.59	$34.04	$31.59	$34.76
Total return (b)	4.22%	11.04%	13.37%	7.76%	(9.12)%	8.12%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$347,254	$332,057	$273,983	$377,851	$157,149	$90,370
Ratio of total expenses to average net assets	0.86% (c) (d)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	(0.83)% (c)	(0.82)%	(0.81)%	(0.82)%	(0.85)%	(0.85)%
Portfolio turnover rate (e)	0%	0%	0%	0%	0%	0%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Buffer ETF - September (FSEP)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,				Period Ended 8/31/2021 (a)
		2025	2024	2023	2022
Net asset value, beginning of period	$49.72	$44.48	$38.49	$33.37	$34.45	$29.76
Income from investment operations:
Net investment income (loss)	(0.21) (b)	(0.38) (b)	(0.34) (b)	(0.29) (b)	(0.17)	(0.16)
Net realized and unrealized gain (loss)	2.41	5.62	6.33	5.41	(0.91)	4.85
Total from investment operations	2.20	5.24	5.99	5.12	(1.08)	4.69
Net asset value, end of period	$51.92	$49.72	$44.48	$38.49	$33.37	$34.45
Total return (c)	4.42%	11.78%	15.56%	15.34%	(3.13)%	15.76%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,157,711	$942,233	$598,276	$324,307	$125,122	$41,344
Ratio of total expenses to average net assets	0.86% (d) (e)	0.85%	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.83)% (d)	(0.82)%	(0.81)%	(0.82)%	(0.85)%	(0.85)% (d)
Portfolio turnover rate (f)	0%	0%	0%	0%	0%	0%

(a)	Inception date is September 18, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Deep Buffer ETF - September (DSEP)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,				Period Ended 8/31/2021 (a)
		2025	2024	2023	2022
Net asset value, beginning of period	$43.71	$39.67	$34.93	$30.43	$32.30	$29.76
Income from investment operations:
Net investment income (loss)	(0.18) (b)	(0.33) (b)	(0.30) (b)	(0.26) (b)	(0.27) (b)	(0.25)
Net realized and unrealized gain (loss)	1.64	4.37	5.04	4.76	(1.60)	2.79
Total from investment operations	1.46	4.04	4.74	4.50	(1.87)	2.54
Net asset value, end of period	$45.17	$43.71	$39.67	$34.93	$30.43	$32.30
Total return (c)	3.34%	10.18%	13.57%	14.79%	(5.79)%	8.53%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$339,931	$263,377	$179,523	$138,835	$98,899	$25,841
Ratio of total expenses to average net assets	0.86% (d) (e)	0.85%	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.83)% (d)	(0.82)%	(0.81)%	(0.81)%	(0.85)%	(0.85)% (d)
Portfolio turnover rate (f)	0%	0%	0%	0%	0%	0%

(a)	Inception date is September 18, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Buffer ETF - October (FOCT)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,				Period Ended 8/31/2021 (a)
		2025	2024	2023	2022
Net asset value, beginning of period	$46.28	$42.05	$38.28	$32.89	$34.40	$29.87
Income from investment operations:
Net investment income (loss)	(0.20) (b)	(0.35) (b)	(0.32) (b)	(0.28) (b)	(0.17)	(0.21)
Net realized and unrealized gain (loss)	3.22	4.58	4.09	5.67	(1.34)	4.74
Total from investment operations	3.02	4.23	3.77	5.39	(1.51)	4.53
Net asset value, end of period	$49.30	$46.28	$42.05	$38.28	$32.89	$34.40
Total return (c)	6.53%	10.06%	9.85%	16.39%	(4.39)%	15.17%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,116,738	$947,662	$602,384	$278,460	$146,368	$70,529
Ratio of total expenses to average net assets	0.86% (d) (e)	0.85%	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.83)% (d)	(0.82)%	(0.81)%	(0.82)%	(0.85)%	(0.85)% (d)
Portfolio turnover rate (f)	0%	0%	0%	0%	0%	0%

(a)	Inception date is October 16, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Deep Buffer ETF - October (DOCT)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,				Period Ended 8/31/2021 (a)
		2025	2024	2023	2022
Net asset value, beginning of period	$42.37	$38.83	$35.51	$30.60	$32.41	$29.87
Income from investment operations:
Net investment income (loss)	(0.18) (b)	(0.32) (b)	(0.30) (b)	(0.27) (b)	(0.08)	(0.21)
Net realized and unrealized gain (loss)	2.35	3.86	3.62	5.18	(1.73)	2.75
Total from investment operations	2.17	3.54	3.32	4.91	(1.81)	2.54
Net asset value, end of period	$44.54	$42.37	$38.83	$35.51	$30.60	$32.41
Total return (c)	5.12%	9.12%	9.35%	16.05%	(5.58)%	8.50%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$374,127	$304,005	$192,208	$159,789	$123,933	$40,511
Ratio of total expenses to average net assets	0.86% (d) (e)	0.85%	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.83)% (d)	(0.82)%	(0.81)%	(0.82)%	(0.85)%	(0.85)% (d)
Portfolio turnover rate (f)	0%	0%	0%	0%	0%	0%

(a)	Inception date is October 16, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Buffer ETF - November (FNOV)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$51.79	$46.82	$40.85	$35.52	$38.30	$32.89
Income from investment operations:
Net investment income (loss)	(0.23) (a)	(0.40) (a)	(0.35) (a)	(0.31) (a)	(0.05)	(0.40)
Net realized and unrealized gain (loss)	3.61	5.37	6.32	5.64	(2.73)	5.81
Total from investment operations	3.38	4.97	5.97	5.33	(2.78)	5.41
Net asset value, end of period	$55.17	$51.79	$46.82	$40.85	$35.52	$38.30
Total return (b)	6.53%	10.62%	14.61%	15.01%	(7.26)%	16.45%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,158,616	$986,547	$701,158	$393,179	$261,058	$143,616
Ratio of total expenses to average net assets	0.86% (c) (d)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	(0.84)% (c)	(0.82)%	(0.81)%	(0.82)%	(0.85)%	(0.85)%
Portfolio turnover rate (e)	0%	0%	0%	0%	0%	0%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Deep Buffer ETF - November (DNOV)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$46.03	$42.06	$36.94	$32.80	$34.99	$32.09
Income from investment operations:
Net investment income (loss)	(0.20) (a)	(0.35) (a)	(0.32) (a)	(0.28) (a)	(0.28) (a)	(0.43)
Net realized and unrealized gain (loss)	3.27	4.32	5.44	4.42	(1.91)	3.33
Total from investment operations	3.07	3.97	5.12	4.14	(2.19)	2.90
Net asset value, end of period	$49.10	$46.03	$42.06	$36.94	$32.80	$34.99
Total return (b)	6.67%	9.44%	13.86%	12.62%	(6.26)%	9.04%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$376,868	$324,481	$246,031	$241,044	$400,193	$90,968
Ratio of total expenses to average net assets	0.86% (c) (d)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	(0.84)% (c)	(0.82)%	(0.81)%	(0.82)%	(0.84)%	(0.85)%
Portfolio turnover rate (e)	0%	0%	0%	0%	0%	0%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Buffer ETF - December (FDEC)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,				Period Ended 8/31/2021 (a)
		2025	2024	2023	2022
Net asset value, beginning of period	$48.18	$43.46	$36.57	$31.69	$33.78	$30.27
Income from investment operations:
Net investment income (loss)	(0.21) (b)	(0.37) (b)	(0.33) (b)	(0.27) (b)	(0.28) (b)	(0.17)
Net realized and unrealized gain (loss)	3.46	5.09	7.22	5.15	(1.81)	3.68
Total from investment operations	3.25	4.72	6.89	4.88	(2.09)	3.51
Net asset value, end of period	$51.43	$48.18	$43.46	$36.57	$31.69	$33.78
Total return (c)	6.75%	10.86%	18.84%	15.40%	(6.19)%	11.60%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,263,814	$1,053,945	$723,659	$297,131	$190,142	$70,943
Ratio of total expenses to average net assets	0.86% (d) (e)	0.85%	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.84)% (d)	(0.82)%	(0.81)%	(0.82)%	(0.84)%	(0.85)% (d)
Portfolio turnover rate (f)	0%	0%	0%	0%	0%	0%

(a)	Inception date is December 18, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Deep Buffer ETF - December (DDEC)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,				Period Ended 8/31/2021 (a)
		2025	2024	2023	2022
Net asset value, beginning of period	$42.96	$39.22	$34.23	$30.40	$32.19	$30.27
Income from investment operations:
Net investment income (loss)	(0.19) (b)	(0.33) (b)	(0.30) (b)	(0.26) (b)	(0.26) (b)	(0.18)
Net realized and unrealized gain (loss)	2.53	4.07	5.29	4.09	(1.53)	2.10
Total from investment operations	2.34	3.74	4.99	3.83	(1.79)	1.92
Net asset value, end of period	$45.30	$42.96	$39.22	$34.23	$30.40	$32.19
Total return (c)	5.45%	9.54%	14.58%	12.60%	(5.56)%	6.34%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$414,450	$343,706	$322,617	$278,983	$251,592	$59,546
Ratio of total expenses to average net assets	0.86% (d) (e)	0.85%	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.84)% (d)	(0.82)%	(0.81)%	(0.82)%	(0.84)%	(0.85)% (d)
Portfolio turnover rate (f)	0%	0%	0%	0%	0%	0%

(a)	Inception date is December 18, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Buffered Allocation Defensive ETF (BUFT)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,			Period Ended 8/31/2022 (a)
		2025	2024	2023
Net asset value, beginning of period	$23.98	$22.05	$20.09	$18.66	$20.01
Income from investment operations:
Net investment income (loss)	(0.03) (b)	(0.04) (b)	(0.04) (b)	(0.04) (b)	(0.02)
Net realized and unrealized gain (loss)	0.84	1.97	2.00	1.47	(1.33)
Total from investment operations	0.81	1.93	1.96	1.43	(1.35)
Net asset value, end of period	$24.79	$23.98	$22.05	$20.09	$18.66
Total return (c)	3.38%	8.75%	9.76%	7.66%	(6.75)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$140,054	$127,093	$113,550	$95,430	$154,840
Ratio of total expenses to average net assets (d)	0.21% (e) (f)	0.20%	0.20%	0.20%	0.20% (e)
Ratio of net investment income (loss) to average net assets (d)	(0.21)% (e)	(0.20)%	(0.20)%	(0.20)%	(0.20)% (e)
Portfolio turnover rate (g)	51%	293%	361%	372%	445%

(a)	Inception date is October 26, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)	Annualized.
(f)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.20%.
(g)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Buffered Allocation Growth ETF (BUFG)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,			Period Ended 8/31/2022 (a)
		2025	2024	2023
Net asset value, beginning of period	$26.37	$23.80	$20.39	$18.16	$20.01
Income from investment operations:
Net investment income (loss)	(0.03) (b)	(0.05) (b)	(0.04) (b)	(0.04) (b)	(0.02)
Net realized and unrealized gain (loss)	1.37	2.62	3.45	2.27	(1.83)
Total from investment operations	1.34	2.57	3.41	2.23	(1.85)
Net asset value, end of period	$27.71	$26.37	$23.80	$20.39	$18.16
Total return (c)	5.08%	10.80%	16.72%	12.28%	(9.25)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$299,271	$280,866	$237,981	$164,148	$163,418
Ratio of total expenses to average net assets (d)	0.21% (e) (f)	0.20%	0.20%	0.20%	0.20% (e)
Ratio of net investment income (loss) to average net assets (d)	(0.21)% (e)	(0.20)%	(0.19)%	(0.20)%	(0.20)% (e)
Portfolio turnover rate (g)	86%	190%	347%	475%	411%

(a)	Inception date is October 26, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)	Annualized.
(f)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.20%.
(g)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund VIII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the twenty-six funds (each a “Fund” and collectively, the “Funds”), each a non-diversified series of the Trust except for BUFT and BUFG, which are each a diversified series of the Trust. The shares of each Fund are listed and traded on the Cboe BZX Exchange, Inc.

FT Vest U.S. Equity Buffer ETF - January – (ticker “FJAN”)
FT Vest U.S. Equity Deep Buffer ETF - January – (ticker “DJAN”)
FT Vest U.S. Equity Buffer ETF - February – (ticker “FFEB”)
FT Vest U.S. Equity Deep Buffer ETF - February – (ticker “DFEB”)
FT Vest U.S. Equity Buffer ETF - March – (ticker “FMAR”)
FT Vest U.S. Equity Deep Buffer ETF - March – (ticker “DMAR”)
FT Vest U.S. Equity Buffer ETF - April – (ticker “FAPR”)
FT Vest U.S. Equity Deep Buffer ETF - April – (ticker “DAPR”)
FT Vest U.S. Equity Buffer ETF - May – (ticker “FMAY”)
FT Vest U.S. Equity Deep Buffer ETF - May – (ticker “DMAY”)
FT Vest U.S. Equity Buffer ETF - June – (ticker “FJUN”)
FT Vest U.S. Equity Deep Buffer ETF - June – (ticker “DJUN”)
FT Vest U.S. Equity Buffer ETF - July – (ticker “FJUL”)
FT Vest U.S. Equity Deep Buffer ETF - July – (ticker “DJUL”)
FT Vest U.S. Equity Buffer ETF - August – (ticker “FAUG”)
FT Vest U.S. Equity Deep Buffer ETF - August – (ticker “DAUG”)
FT Vest U.S. Equity Buffer ETF - September – (ticker “FSEP”)
FT Vest U.S. Equity Deep Buffer ETF - September – (ticker “DSEP”)
FT Vest U.S. Equity Buffer ETF - October – (ticker “FOCT”)
FT Vest U.S. Equity Deep Buffer ETF - October – (ticker “DOCT”)
FT Vest U.S. Equity Buffer ETF - November – (ticker “FNOV”)
FT Vest U.S. Equity Deep Buffer ETF - November – (ticker “DNOV”)
FT Vest U.S. Equity Buffer ETF - December – (ticker “FDEC”)
FT Vest U.S. Equity Deep Buffer ETF - December – (ticker “DDEC”)
FT Vest Buffered Allocation Defensive ETF – (ticker “BUFT”)
FT Vest Buffered Allocation Growth ETF – (ticker “BUFG”)
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund (“ETF”).
The investment objective of FJAN is to seek to provide investors with returns (before fees and expenses) that match the price return of the State Street® SPDR® S&P 500® ETF Trust (“SPY” or the “Underlying ETF”), up to a predetermined upside cap of 14.53% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period (an “Outcome Period”) from January 20, 2026 through January 15, 2027. Prior to January 20, 2026, the Fund’s investment objective included an upside cap of 14.16% and an Outcome Period of January 21, 2025 through January 16, 2026.
The investment objective of DJAN is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 11.63% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -30% over the period from January 20, 2026 through January 15, 2027. Prior to January 20, 2026, the Fund’s investment objective included an upside cap of 12.11% and an Outcome Period of January 21, 2025 through January 16, 2026.
The investment objective of FFEB is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 15.01% while providing a buffer (before fees and expenses) against the first

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
10% of Underlying ETF losses, over the period from February 23, 2026 through February 19, 2027. Prior to February 23, 2026, the Fund’s investment objective included an upside cap of 14.50% and an Outcome Period of February 24, 2025 through February 20, 2026.
The investment objective of DFEB is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 11.87% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -30% over the period from February 23, 2026 through February 19, 2027. Prior to February 23, 2026, the Fund’s investment objective included an upside cap of 12.31% and an Outcome Period of February 24, 2025 through February 20, 2026.
The investment objective of FMAR is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 14.79% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period from March 24, 2025 through March 20, 2026.
The investment objective of DMAR is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 12.72% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -30% over the period from March 24, 2025 through March 20, 2026.
The investment objective of FAPR is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 18.14% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period from April 21, 2025 through April 17, 2026.
The investment objective of DAPR is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 14.16% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -30% over the period from April 21, 2025 through April 17, 2026.
The investment objective of FMAY is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 14.95% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period from May 19, 2025 through May 15, 2026.
The investment objective of DMAY is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 12.30% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -30% over the period from May 19, 2025 through May 15, 2026.
The investment objective of FJUN is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 15.14% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period from June 23, 2025 through June 18, 2026.
The investment objective of DJUN is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 12.08% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -30% over the period from June 23, 2025 through June 18, 2026.
The investment objective of FJUL is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 14.55% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period from July 21, 2025 through July 17, 2026.
The investment objective of DJUL is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 11.97% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -30% over the period from July 21, 2025 through July 17, 2026.
The investment objective of FAUG is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 14.29% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period from August 18, 2025 through August 21, 2026.
The investment objective of DAUG is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 11.98% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -30% over the period from August 18, 2025 through August 21, 2026.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
The investment objective of FSEP is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 14.00% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period from September 22, 2025 through September 18, 2026. Prior to September 22, 2025, the Fund’s investment objective included an upside cap of 13.70% and an Outcome Period of September 23, 2024 through September 19, 2025.
The investment objective of DSEP is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 11.43% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -30% over the period from September 22, 2025 through September 18, 2026. Prior to September 22, 2025, the Fund’s investment objective included an upside cap of 11.48% and an Outcome Period of September 23, 2024 through September 19, 2025.
The investment objective of FOCT is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 15.09% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period from October 20, 2025 through October 16, 2026. Prior to October 20, 2025, the Fund’s investment objective included an upside cap of 14.09% and an Outcome Period of October 21, 2024 through October 17, 2025.
The investment objective of DOCT is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 11.73% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -30% over the period from October 20, 2025 through October 16, 2026. Prior to October 20, 2025, the Fund’s investment objective included an upside cap of 11.95% and an Outcome Period of October 21, 2024 through October 17, 2025.
The investment objective of FNOV is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 16.62% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period from November 24, 2025 through November 20, 2026. Prior to November 24, 2025, the Fund’s investment objective included an upside cap of 14.46% and an Outcome Period of November 18, 2024 through November 21, 2025.
The investment objective of DNOV is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 12.93% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -30% over the period from November 24, 2025 through November 20, 2026. Prior to November 24, 2025, the Fund’s investment objective included an upside cap of 12.46% and an Outcome Period of November 18, 2024 through November 21, 2025.
The investment objective of FDEC is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 14.75% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period from December 22, 2025 through December 18, 2026. Prior to December 22, 2025, the Fund’s investment objective included an upside cap of 14.76% and an Outcome Period of December 23, 2024 through December 19, 2025.
The investment objective of DDEC is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 11.96% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -30% over the period from December 22, 2025 through December 18, 2026. Prior to December 22, 2025, the Fund’s investment objective included an upside cap of 12.41% and an Outcome Period of December 23, 2024 through December 19, 2025.
Under normal market conditions, each Fund, except BUFT and BUFG, will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF.
The investment objective of BUFT is to seek to provide investors with capital preservation. BUFT seeks to achieve its investment objective by investing in a portfolio of ETFs that seek to provide investors with returns (before fees and expenses) based on the price return of SPY, up to a predetermined cap, while providing a defined buffer against losses of SPY over a defined one-year period (“SPY Underlying ETFs”). Under normal market conditions, BUFT will invest substantially all of its assets in SPY Underlying ETFs. Unlike the SPY Underlying ETFs, BUFT itself does not pursue a target outcome strategy. The buffer is only provided by the SPY

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
Underlying ETFs and BUFT itself does not provide any stated buffer against losses. In order to understand BUFT’s strategy and risks, it is important to understand the strategies and risks of the SPY Underlying ETFs.
The investment objective of BUFG is to seek to provide investors with capital appreciation. BUFG seeks to achieve its investment objective by investing in a portfolio of ETFs that seek to provide investors with returns (before fees and expenses) based on the price return of the SPY, up to a predetermined cap, while providing a defined buffer against losses of SPY over a defined one-year period. Under normal market conditions, BUFG will invest substantially all of its assets in SPY Underlying ETFs. Unlike the SPY Underlying ETFs, BUFG itself does not pursue a target outcome strategy. The buffer is only provided by the SPY Underlying ETFs and BUFG itself does not provide any stated buffer against losses. In order to understand BUFG’s strategy and risks, it is important to understand the strategies and risks of the SPY Underlying ETFs.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Exchange-traded options contracts (other than FLEX Option contracts) are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Over-the-counter options contracts are valued as follows, depending on the market in which the instrument trades: (1) the mean of their most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option. FLEX Option contracts are normally valued using a model-based price provided by a third-party pricing vendor. On days when a trade in a FLEX Option contract occurs within 15 minutes before or after the close of the respective exchange, the trade price will be used to value such FLEX Option contracts in lieu of the model price.
ETFs and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of February 28, 2026, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Negative dividend amount, if any, represents charges by broker on excess cash held in the account.
C. FLEX Options
FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. FLEX Options are guaranteed for settlement by the Options Clearing Corporation.
Each Fund, with the exception of BUFT and BUFG, purchases and sells call and put FLEX Options based on the performance of the Underlying ETF. The FLEX Options that each Fund holds that reference the Underlying ETF will give each Fund the right to receive

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
or deliver shares of the Underlying ETF on the option expiration date at a strike price, depending on whether the option is a put or call option and whether each Fund purchases or sells the option. The FLEX Options held by each Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. All options held by each Fund at February 28, 2026 are FLEX Options.
D. Affiliated Transactions
BUFT and BUFG invest in securities of affiliated funds. Each Fund’s investment performance and risks are directly related to the investment performance and risks of the affiliated funds. The affiliated funds’ financial statements may be found at SEC.gov. Dividend income, if any, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statements of Operations.
Amounts relating to investments in affiliated funds in BUFT at February 28, 2026, and for the six months then ended are as follows:

Security Name	Shares at 2/28/2026	Value at 8/31/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 2/28/2026	Dividend Income
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January	—	$—	$21,543,478	$(21,909,162)	$—	$365,684	$—	$—
FT Vest U.S. Equity Deep Buffer ETF - March	410,352	—	17,414,486	(310,093)	146,968	1,888	17,253,249	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March	552,559	18,264,899	12,618,447	(9,347,345)	643,495	61,004	22,240,500	—
FT Vest U.S. Equity Moderate Buffer ETF - March	441,434	15,305,904	10,375,264	(8,099,747)	622,371	40,675	18,244,467	—
FT Vest U.S. Equity Buffer ETF - April	391,061	—	17,691,050	(314,982)	129,920	1,813	17,507,801	—
FT Vest U.S. Equity Deep Buffer ETF - April	519,008	19,029,789	12,414,080	(11,524,965)	627,432	32,435	20,578,771	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April	651,612	21,990,314	14,338,460	(13,102,014)	664,708	32,532	23,924,000	—
FT Vest U.S. Equity Moderate Buffer ETF - April	503,686	17,904,637	11,902,487	(10,155,551)	612,546	24,353	20,288,472	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September	—	19,483,647	5,703,893	(25,174,851)	(1,011,141)	998,452	—	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October	—	15,115,007	4,450,930	(19,670,328)	(395,824)	500,215	—	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December	—	—	23,441,207	(23,908,044)	—	466,837	—	—
		$127,094,197	$151,893,782	$(143,517,082)	$2,040,475	$2,525,888	$140,037,260	$—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
Amounts relating to investments in affiliated funds in BUFG at February 28, 2026, and for the six months then ended are as follows:

Security Name	Shares at 2/28/2026	Value at 8/31/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 2/28/2026	Dividend Income
FT Vest U.S. Equity Buffer ETF - January	—	$39,881,483	$37,786,914	$(79,810,775)	$(3,293,874)	$5,436,252	$—	$—
FT Vest U.S. Equity Buffer ETF - February	—	40,327,205	37,936,022	(80,306,385)	(3,226,619)	5,269,777	—	—
FT Vest U.S. Equity Buffer ETF - May	—	39,610,357	18,246,119	(58,282,585)	(1,454,337)	1,880,446	—	—
FT Vest U.S. Equity Buffer ETF - July	696,784	—	64,075,765	(26,310,634)	1,250,288	227,456	39,242,875	—
FT Vest U.S. Equity Buffer ETF - August	774,460	—	67,104,473	(27,318,986)	1,306,736	232,962	41,325,185	—
FT Vest U.S. Equity Buffer ETF - September	847,431	40,257,576	42,605,710	(40,923,359)	1,458,500	557,819	43,956,246	—
FT Vest U.S. Equity Moderate Buffer ETF - September	—	—	55,223,499	(56,236,231)	—	1,012,732	—	—
FT Vest U.S. Equity Buffer ETF - October	916,305	40,008,367	65,089,170	(60,729,013)	(1,768,893)	2,601,694	45,201,325	—
FT Vest U.S. Equity Buffer ETF - November	829,706	40,201,576	65,734,667	(60,795,975)	(1,705,652)	2,298,779	45,733,395	—
FT Vest U.S. Equity Buffer ETF - December	901,819	40,478,155	39,739,721	(36,525,013)	2,349,658	365,085	46,407,606	—
FT Vest U.S. Equity Moderate Buffer ETF - December	984,310	—	38,447,435	(1,064,722)	(1,420)	2,801	37,384,094	—
		$280,764,719	$531,989,495	$(528,303,678)	$(5,085,613)	$19,885,803	$299,250,726	$—
E. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid annually, with the exception of BUFT and BUFG which are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future. During their applicable taxable periods, none of the Funds paid a distribution in 2025 or 2024.
As of the applicable taxable year end, the components of distributable earnings on a tax basis for each Fund were as follows:

	Taxable Year-End	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
FT Vest U.S. Equity Buffer ETF - January	31-Jan-25	$(579,480)	$(101,695,030)	$4,293,628
FT Vest U.S. Equity Deep Buffer ETF - January	31-Jan-25	(161,314)	(22,019,260)	1,038,997

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
	Taxable Year-End	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
FT Vest U.S. Equity Buffer ETF - February	28-Feb-25	$(1,154,487)	$(108,020,543)	$(3,791,114)
FT Vest U.S. Equity Deep Buffer ETF - February	28-Feb-25	(354,382)	(32,064,446)	(1,058,499)
FT Vest U.S. Equity Buffer ETF - March	31-Mar-25	(1,660,311)	(57,453,424)	(4,040,476)
FT Vest U.S. Equity Deep Buffer ETF - March	31-Mar-25	(532,981)	(22,234,982)	(1,250,915)
FT Vest U.S. Equity Buffer ETF - April	30-Apr-25	(2,006,964)	(94,397,801)	23,176,628
FT Vest U.S. Equity Deep Buffer ETF - April	30-Apr-25	(671,322)	(28,262,361)	5,129,342
FT Vest U.S. Equity Buffer ETF - May	31-May-25	(2,925,485)	(100,294,671)	(3,976,432)
FT Vest U.S. Equity Deep Buffer ETF - May	31-May-25	(830,019)	(18,311,774)	(805,521)
FT Vest U.S. Equity Buffer ETF - June	30-Jun-25	(3,851,675)	(112,009,255)	21,218,682
FT Vest U.S. Equity Deep Buffer ETF - June	30-Jun-25	(1,132,468)	(30,609,044)	4,283,843
FT Vest U.S. Equity Buffer ETF - July	31-Jul-25	(4,620,608)	(113,259,370)	4,568,320
FT Vest U.S. Equity Deep Buffer ETF - July	31-Jul-25	(1,652,704)	(28,548,488)	1,409,939
FT Vest U.S. Equity Buffer ETF - August	31-Aug-25	(4,933,921)	(100,809,035)	2,657,529
FT Vest U.S. Equity Deep Buffer ETF - August	31-Aug-25	(1,674,301)	(32,517,676)	910,598
FT Vest U.S. Equity Buffer ETF - September	30-Sep-24	(3,257,836)	(74,437,304)	4,618,622
FT Vest U.S. Equity Deep Buffer ETF - September	30-Sep-24	(1,119,925)	(21,869,236)	1,206,734
FT Vest U.S. Equity Buffer ETF - October	31-Oct-24	(3,780,163)	(73,770,735)	(11,062,329)
FT Vest U.S. Equity Deep Buffer ETF - October	31-Oct-24	(1,291,028)	(21,106,700)	(3,474,107)
FT Vest U.S. Equity Buffer ETF - November	30-Nov-24	(4,925,485)	(96,501,499)	14,590,419
FT Vest U.S. Equity Deep Buffer ETF - November	30-Nov-24	(1,939,620)	(29,220,253)	4,276,734
FT Vest U.S. Equity Buffer ETF - December	31-Dec-24	—	(104,301,994)	(4,996,967)
FT Vest U.S. Equity Deep Buffer ETF - December	31-Dec-24	—	(30,430,724)	(1,203,343)
FT Vest Buffered Allocation Defensive ETF	31-Aug-25	(161,678)	(4,827,787)	4,387,327
FT Vest Buffered Allocation Growth ETF	31-Aug-25	(342,011)	(14,196,175)	15,472,358
F. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For FJAN, DJAN, FFEB, DFEB, FMAR, DMAR, FAPR, DAPR, FMAY, DMAY, FJUN, DJUN, FJUL, DJUL, FAUG, DAUG, BUFT and BUFG the taxable years ended 2022, 2023, 2024, and 2025 remain open to federal and state audit. For FSEP, DSEP, FOCT, DOCT, FNOV, DNOV, FDEC, and DDEC, the taxable years ended 2021, 2022, 2023, and 2024 remain open to federal and state audit. As of February 28, 2026, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At each Fund’s applicable taxable year end, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
	Taxable Year End	Non-Expiring Capital Loss Carryforwards
FT Vest U.S. Equity Buffer ETF - January	31-Jan-25	$101,695,030
FT Vest U.S. Equity Deep Buffer ETF - January	31-Jan-25	22,019,260
FT Vest U.S. Equity Buffer ETF - February	28-Feb-25	108,020,543
FT Vest U.S. Equity Deep Buffer ETF - February	28-Feb-25	32,064,446
FT Vest U.S. Equity Buffer ETF - March	31-Mar-25	57,453,424
FT Vest U.S. Equity Deep Buffer ETF - March	31-Mar-25	22,234,982
FT Vest U.S. Equity Buffer ETF - April	30-Apr-25	94,397,801
FT Vest U.S. Equity Deep Buffer ETF - April	30-Apr-25	28,262,361
FT Vest U.S. Equity Buffer ETF - May	31-May-25	100,294,671
FT Vest U.S. Equity Deep Buffer ETF - May	31-May-25	18,311,774
FT Vest U.S. Equity Buffer ETF - June	30-Jun-25	112,009,255
FT Vest U.S. Equity Deep Buffer ETF - June	30-Jun-25	30,609,044
FT Vest U.S. Equity Buffer ETF - July	31-Jul-25	113,259,370
FT Vest U.S. Equity Deep Buffer ETF - July	31-Jul-25	28,548,488
FT Vest U.S. Equity Buffer ETF - August	31-Aug-25	100,809,035
FT Vest U.S. Equity Deep Buffer ETF - August	31-Aug-25	32,517,676
FT Vest U.S. Equity Buffer ETF - September	30-Sep-24	74,437,304
FT Vest U.S. Equity Deep Buffer ETF - September	30-Sep-24	21,869,236
FT Vest U.S. Equity Buffer ETF - October	31-Oct-24	73,770,735
FT Vest U.S. Equity Deep Buffer ETF - October	31-Oct-24	21,106,700
FT Vest U.S. Equity Buffer ETF - November	30-Nov-24	96,501,499
FT Vest U.S. Equity Deep Buffer ETF - November	30-Nov-24	29,220,253
FT Vest U.S. Equity Buffer ETF - December	31-Dec-24	104,301,994
FT Vest U.S. Equity Deep Buffer ETF - December	31-Dec-24	30,430,724
FT Vest Buffered Allocation Defensive ETF	31-Aug-25	4,827,787
FT Vest Buffered Allocation Growth ETF	31-Aug-25	14,196,175
During the applicable taxable year end, the Funds listed below utilized non-expiring capital loss carryforwards in the following amounts:

Capital Loss Utilized
FT Vest U.S. Equity Buffer ETF - March	$1,048,343
FT Vest U.S. Equity Deep Buffer ETF - May	751,698
FT Vest U.S. Equity Deep Buffer ETF - July	9,703,023
FT Vest U.S. Equity Deep Buffer ETF - October	2,395,519
FT Vest U.S. Equity Deep Buffer ETF - November	756,503
Certain losses realized during the current taxable year may be deferred and treated as occurring on the first day of the following taxable year for federal income tax purposes. At each Fund’s applicable taxable year end, the following Funds incurred and elected to defer net late year ordinary or capital losses as follows:

	Taxable Year End	Qualified Late Year Losses
		Ordinary Losses	Capital Losses
FT Vest U.S. Equity Buffer ETF - January	31-Jan-25	$579,480	$—
FT Vest U.S. Equity Deep Buffer ETF - January	31-Jan-25	161,314	—
FT Vest U.S. Equity Buffer ETF - February	28-Feb-25	1,154,487	—
FT Vest U.S. Equity Deep Buffer ETF - February	28-Feb-25	354,382	—
FT Vest U.S. Equity Buffer ETF - March	31-Mar-25	1,660,311	—
FT Vest U.S. Equity Deep Buffer ETF - March	31-Mar-25	532,981	—
FT Vest U.S. Equity Buffer ETF - April	30-Apr-25	2,006,964	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
	Taxable Year End	Qualified Late Year Losses
		Ordinary Losses	Capital Losses
FT Vest U.S. Equity Deep Buffer ETF - April	30-Apr-25	$671,322	$—
FT Vest U.S. Equity Buffer ETF - May	31-May-25	2,925,485	—
FT Vest U.S. Equity Deep Buffer ETF - May	31-May-25	830,019	—
FT Vest U.S. Equity Buffer ETF - June	30-Jun-25	3,851,675	—
FT Vest U.S. Equity Deep Buffer ETF - June	30-Jun-25	1,132,468	—
FT Vest U.S. Equity Buffer ETF - July	31-Jul-25	4,620,608	—
FT Vest U.S. Equity Deep Buffer ETF - July	31-Jul-25	1,652,704	—
FT Vest U.S. Equity Buffer ETF - August	31-Aug-25	4,933,921	—
FT Vest U.S. Equity Deep Buffer ETF - August	31-Aug-25	1,674,301	—
FT Vest U.S. Equity Buffer ETF - September	30-Sep-24	3,257,836	—
FT Vest U.S. Equity Deep Buffer ETF - September	30-Sep-24	1,119,925	—
FT Vest U.S. Equity Buffer ETF - October	31-Oct-24	3,780,163	—
FT Vest U.S. Equity Deep Buffer ETF - October	31-Oct-24	1,291,028	—
FT Vest U.S. Equity Buffer ETF - November	30-Nov-24	4,925,485	—
FT Vest U.S. Equity Deep Buffer ETF - November	30-Nov-24	1,939,620	—
FT Vest Buffered Allocation Defensive ETF	31-Aug-25	161,678	—
FT Vest Buffered Allocation Growth ETF	31-Aug-25	342,011	—

As of February 28, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
FT Vest U.S. Equity Buffer ETF - January	$1,206,648,443	$8,238,715	$(11,412,655)	$(3,173,940)
FT Vest U.S. Equity Deep Buffer ETF - January	435,985,905	2,518,012	(2,695,410)	(177,398)
FT Vest U.S. Equity Buffer ETF - February	1,138,659,382	2,142,759	(5,358,939)	(3,216,180)
FT Vest U.S. Equity Deep Buffer ETF - February	403,179,774	1,190,567	(1,947,171)	(756,604)
FT Vest U.S. Equity Buffer ETF - March	850,742,546	201,435,278	(93,444,639)	107,990,639
FT Vest U.S. Equity Deep Buffer ETF - March	344,047,829	78,762,789	(41,785,945)	36,976,844
FT Vest U.S. Equity Buffer ETF - April	870,174,485	258,538,169	(135,445,521)	123,092,648
FT Vest U.S. Equity Deep Buffer ETF - April	263,854,683	73,104,673	(45,333,043)	27,771,630
FT Vest U.S. Equity Buffer ETF - May	969,627,929	171,257,259	(68,315,830)	102,941,429
FT Vest U.S. Equity Deep Buffer ETF - May	274,821,047	49,671,752	(24,334,222)	25,337,530
FT Vest U.S. Equity Buffer ETF - June	990,481,236	169,683,920	(71,948,764)	97,735,156
FT Vest U.S. Equity Deep Buffer ETF - June	260,800,223	41,690,910	(20,707,929)	20,982,981
FT Vest U.S. Equity Buffer ETF - July	1,109,270,130	121,442,100	(43,655,383)	77,786,717
FT Vest U.S. Equity Deep Buffer ETF - July	371,934,729	38,934,890	(15,299,357)	23,635,533
FT Vest U.S. Equity Buffer ETF - August	1,107,641,297	89,845,389	(31,977,832)	57,867,557
FT Vest U.S. Equity Deep Buffer ETF - August	331,862,396	25,214,472	(9,603,910)	15,610,562
FT Vest U.S. Equity Buffer ETF - September	1,122,201,063	52,311,779	(16,076,143)	36,235,636
FT Vest U.S. Equity Deep Buffer ETF - September	331,035,204	13,148,344	(4,038,778)	9,109,566
FT Vest U.S. Equity Buffer ETF - October	1,087,283,048	46,160,320	(16,006,990)	30,153,330
FT Vest U.S. Equity Deep Buffer ETF - October	365,355,230	13,906,945	(4,900,078)	9,006,867
FT Vest U.S. Equity Buffer ETF - November	1,122,004,115	55,890,188	(18,556,211)	37,333,977
FT Vest U.S. Equity Deep Buffer ETF - November	366,334,975	16,352,263	(5,582,593)	10,769,670
FT Vest U.S. Equity Buffer ETF - December	1,253,288,903	17,275,461	(5,960,640)	11,314,821
FT Vest U.S. Equity Deep Buffer ETF - December	411,188,800	5,198,945	(1,679,469)	3,519,476
FT Vest Buffered Allocation Defensive ETF	133,647,833	6,427,991	—	6,427,991
FT Vest Buffered Allocation Growth ETF	288,930,458	10,464,479	(77,734)	10,386,745

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
H. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is paid an annual unitary management fee based on a percentage of each Fund’s average daily net assets. In addition, BUFT and BUFG incur pro rata share of fees and expenses attributable to investments in other investment companies (“acquired fund fees and expenses”). The total of the unitary management fee and acquired fund fees and expenses represents each Fund’s total annual operating expenses. The annual unitary management fee payable by each Fund, with the exception of BUFT and BUFG, to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%
Fund net assets greater than $10 billion	0.76500%
For BUFT and BUFG, the annual unitary management fee payable by each Fund will be calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.200%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.195%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.190%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.185%
Fund net assets greater than $10 billion up to and including $15 billion	0.180%
Fund net assets greater than $15 billion	0.170%
First Trust is responsible for each Fund’s expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
Vest Financial LLC (“Vest”), an affiliate of First Trust, serves as the Funds’ sub-advisor and manages each Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Funds, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Advisor and Vest, First Trust will supervise Vest and its management of the investment of each Fund’s assets and will pay Vest for its services as the Funds’ sub-advisor a sub-advisory fee equal to 50% of any remaining monthly unitary management fee paid to the Advisor after the average Fund’s expenses accrued during the most recent twelve months are subtracted from the unitary management fee for that month. During any

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
period in which the Advisor’s management fee is reduced in accordance with the breakpoints described above, the investment sub-advisory fee (which is based on the Advisor’s management fee) paid to Vest will be reduced to reflect the reduction in the Advisor’s management fee.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation, prior to January 1, 2026, allocated pro rata among each fund in the First Trust Fund Complex based on net assets, and effective January 1, 2026, allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended February 28, 2026, the Funds, except BUFT and BUFG, had no purchases or sales of investments, excluding short-term investments and in-kind transactions. Each Fund, except BUFT and BUFG, holds options for a target outcome period of approximately one year based on the expiration date of the options, which occurs on the third Friday of the month corresponding to the month in each Fund name. For securities transactions purposes, the options are considered short-term investments.
For the six months ended February 28, 2026, the cost of purchases and proceeds from sales of investments for BUFT and BUFG, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
FT Vest Buffered Allocation Defensive ETF	$67,849,090	$67,984,175
FT Vest Buffered Allocation Growth ETF	252,794,153	252,960,011
For the six months ended February 28, 2026, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
FT Vest U.S. Equity Buffer ETF - January	$84,991,213	$1,063,847,239
FT Vest U.S. Equity Deep Buffer ETF - January	225,335,664	361,755,090
FT Vest U.S. Equity Buffer ETF - February	474,050,539	991,524,417
FT Vest U.S. Equity Deep Buffer ETF - February	3,676,986	307,635,854
FT Vest U.S. Equity Buffer ETF - March	17,731,232	10,852,933
FT Vest U.S. Equity Deep Buffer ETF - March	1,043,998	12,426,354
FT Vest U.S. Equity Buffer ETF - April	31,193,620	12,952,692
FT Vest U.S. Equity Deep Buffer ETF - April	9,848,073	13,628,220
FT Vest U.S. Equity Buffer ETF - May	24,315,220	58,001,120
FT Vest U.S. Equity Deep Buffer ETF - May	3,430,926	1,131,567
FT Vest U.S. Equity Buffer ETF - June	29,353,188	12,653,756
FT Vest U.S. Equity Deep Buffer ETF - June	1,192,905	3,575,751
FT Vest U.S. Equity Buffer ETF - July	16,508,385	24,755,689
FT Vest U.S. Equity Deep Buffer ETF - July	—	9,333,768
FT Vest U.S. Equity Buffer ETF - August	40,738,879	37,986,140
FT Vest U.S. Equity Deep Buffer ETF - August	4,404,684	23,404,529

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
	Purchases	Sales
FT Vest U.S. Equity Buffer ETF - September	$537,024,685	$984,984,874
FT Vest U.S. Equity Deep Buffer ETF - September	5,597,730	229,437,819
FT Vest U.S. Equity Buffer ETF - October	77,892,881	1,044,415,838
FT Vest U.S. Equity Deep Buffer ETF - October	131,618,999	268,440,908
FT Vest U.S. Equity Buffer ETF - November	382,364,813	756,749,165
FT Vest U.S. Equity Deep Buffer ETF - November	15,402,155	234,014,296
FT Vest U.S. Equity Buffer ETF - December	566,011,960	1,037,499,346
FT Vest U.S. Equity Deep Buffer ETF - December	9,135,504	253,819,481
FT Vest Buffered Allocation Defensive ETF	84,044,692	75,532,907
FT Vest Buffered Allocation Growth ETF	279,195,342	275,343,667
5. Derivative Transactions
The following table presents the types of derivatives held by each Fund at February 28, 2026, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
FJAN
Options contracts	Equity Risk	Options contracts purchased, at value	$1,246,268,327	Options contracts written, at value	$55,758,479
DJAN
Options contracts	Equity Risk	Options contracts purchased, at value	444,369,671	Options contracts written, at value	13,167,024
FFEB
Options contracts	Equity Risk	Options contracts purchased, at value	1,180,828,410	Options contracts written, at value	58,468,784
DFEB
Options contracts	Equity Risk	Options contracts purchased, at value	412,327,394	Options contracts written, at value	14,529,119
FMAR
Options contracts	Equity Risk	Options contracts purchased, at value	1,018,534,912	Options contracts written, at value	62,652,599
DMAR
Options contracts	Equity Risk	Options contracts purchased, at value	411,663,241	Options contracts written, at value	31,775,459
FAPR
Options contracts	Equity Risk	Options contracts purchased, at value	1,104,241,226	Options contracts written, at value	114,416,258
DAPR
Options contracts	Equity Risk	Options contracts purchased, at value	334,743,126	Options contracts written, at value	44,153,402
FMAY
Options contracts	Equity Risk	Options contracts purchased, at value	1,111,814,840	Options contracts written, at value	44,003,440
DMAY
Options contracts	Equity Risk	Options contracts purchased, at value	315,977,660	Options contracts written, at value	17,156,260

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
FJUN
Options contracts	Equity Risk	Options contracts purchased, at value	$1,136,427,680	Options contracts written, at value	$53,847,940
DJUN
Options contracts	Equity Risk	Options contracts purchased, at value	299,325,776	Options contracts written, at value	19,000,911
FJUL
Options contracts	Equity Risk	Options contracts purchased, at value	1,215,663,921	Options contracts written, at value	35,784,944
DJUL
Options contracts	Equity Risk	Options contracts purchased, at value	407,595,325	Options contracts written, at value	14,438,711
FAUG
Options contracts	Equity Risk	Options contracts purchased, at value	1,193,956,721	Options contracts written, at value	36,432,427
DAUG
Options contracts	Equity Risk	Options contracts purchased, at value	355,999,860	Options contracts written, at value	10,923,409
FSEP
Options contracts	Equity Risk	Options contracts purchased, at value	1,185,084,769	Options contracts written, at value	35,592,258
DSEP
Options contracts	Equity Risk	Options contracts purchased, at value	346,080,813	Options contracts written, at value	8,549,005
FOCT
Options contracts	Equity Risk	Options contracts purchased, at value	1,145,294,510	Options contracts written, at value	37,249,913
DOCT
Options contracts	Equity Risk	Options contracts purchased, at value	382,040,560	Options contracts written, at value	10,802,715
FNOV
Options contracts	Equity Risk	Options contracts purchased, at value	1,192,733,610	Options contracts written, at value	43,982,027
DNOV
Options contracts	Equity Risk	Options contracts purchased, at value	386,605,224	Options contracts written, at value	12,976,980
FDEC
Options contracts	Equity Risk	Options contracts purchased, at value	1,306,355,219	Options contracts written, at value	54,507,518
DDEC
Options contracts	Equity Risk	Options contracts purchased, at value	423,107,726	Options contracts written, at value	12,509,357

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended February 28, 2026, on each Fund’s derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statements of Operations Location	FJAN	DJAN	FFEB	DFEB	FMAR	DMAR
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$121,377,987	$40,575,044	$124,021,618	$51,682,986	$2,607,305	$2,601,553
Written options contracts	24,831,770	(2,848,427)	31,664,098	(4,023,612)	389,879	(320,107)
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	(60,161,269)	(19,817,980)	(62,420,843)	(27,644,938)	47,280,087	18,775,539
Written options contracts	(15,056,665)	1,265,229	(8,290,334)	3,943,370	(4,163,649)	(4,567,942)

Statements of Operations Location	FAPR	DAPR	FMAY	DMAY	FJUN	DJUN
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$3,525,237	$3,851,382	$7,214,343	$499,751	$1,657,096	$1,110,741
Written options contracts	537,042	(401,145)	(636,409)	(89,564)	338,107	(438,976)
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	51,490,245	15,113,916	43,657,063	15,138,107	48,529,503	14,116,452
Written options contracts	(15,445,010)	(7,614,805)	3,127,841	(2,517,475)	462,809	(3,184,863)

Statements of Operations Location	FJUL	DJUL	FAUG	DAUG	FSEP	DSEP
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$2,284,040	$1,641,961	$1,860,829	$1,584,257	$107,637,841	$35,043,281
Written options contracts	277,612	(372,084)	373,687	(174,558)	(1,816,647)	(8,837,336)
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	46,799,214	18,288,302	43,896,001	15,635,511	(49,865,204)	(18,039,162)
Written options contracts	10,698,185	(1,461,012)	11,314,027	(935,547)	(4,809,359)	3,578,532

Statements of Operations Location	FOCT	DOCT	FNOV	DNOV	FDEC	DDEC
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$83,917,397	$29,784,553	$79,257,781	$31,570,092	$114,395,754	$40,181,989
Written options contracts	32,308,670	1,158,973	30,210,452	7,482,628	34,760,837	(1,874,472)

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)

Statements of Operations Location	FOCT	DOCT	FNOV	DNOV	FDEC	DDEC
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	$(35,537,533)	$(12,733,015)	$(33,992,944)	$(13,755,998)	$(46,194,942)	$(17,570,085)
Written options contracts	(8,580,853)	330,951	(2,264,489)	746,784	(18,558,801)	(620,945)
The Funds do not have the right to offset financial assets and financial liabilities related to options contracts on the Statements of Assets and Liabilities.
The following table presents the premiums for purchased options contracts opened, premiums for purchased options contracts closed, exercised and expired, premiums for written options contracts opened, and premiums for written options contracts closed, exercised and expired, for the six months ended February 28, 2026, on each Fund’s options contracts.

	Premiums for purchased options contracts opened	Premiums for purchased options contracts closed, exercised and expired	Premiums for written options contracts opened	Premiums for written options contracts closed, exercised and expired
FJAN	$2,300,385,392	$2,127,423,582	$75,767,018	$57,203,410
DJAN	811,328,652	703,535,230	27,181,864	20,679,904
FFEB	2,153,799,437	2,022,775,026	64,751,961	42,268,759
DFEB	696,025,663	671,374,948	20,535,080	13,288,794
FMAR	65,995,166	22,982,748	4,974,302	2,193,474
DMAR	27,733,805	16,731,281	2,606,079	1,311,371
FAPR	138,693,034	31,087,715	15,954,463	4,488,413
DAPR	19,359,440	20,874,892	2,650,967	2,955,529
FMAY	74,576,508	80,353,144	3,988,943	4,250,645
DMAY	10,803,709	11,273,331	689,704	579,962
FJUN	83,566,089	31,210,433	5,112,326	2,263,005
DJUN	8,930,808	16,543,942	631,095	881,325
FJUL	155,184,965	44,051,688	7,002,620	2,441,898
DJUL	8,545,638	30,330,616	378,661	1,107,667
FAUG	205,380,273	51,723,332	9,293,540	2,808,112
DAUG	38,475,321	36,658,896	1,368,233	1,403,527
FSEP	2,197,970,931	1,912,623,135	73,323,644	52,440,540
DSEP	571,637,378	476,690,103	20,164,546	14,523,149
FOCT	2,128,621,695	1,897,871,090	58,753,676	35,812,349
DOCT	639,238,353	551,182,924	17,653,609	10,284,711
FNOV	1,893,465,376	1,662,087,798	62,613,998	33,781,652
DNOV	620,451,352	549,348,559	16,479,198	8,861,091
FDEC	2,379,546,932	2,091,685,443	63,144,792	43,118,413
DDEC	677,315,141	585,556,124	18,246,127	13,238,757
6. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit,

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2026.
8. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were the following subsequent events:
As of March 23, 2026, the investment objective of the FMAR changed to include an upside cap of 17.17% and an Outcome Period of March 23, 2026 through March 19, 2027.
As of March 23, 2026, the investment objective of the DMAR changed to include an upside cap of 13.07% and an Outcome Period of March 23, 2026 through March 19, 2027.
As of April 20, 2026, the investment objective of the FAPR changed to include an upside cap of 15.16% and an Outcome Period of April 20, 2026 through April 16, 2027.
As of April 20, 2026, the investment objective of the DAPR changed to include an upside cap of 12.04% and an Outcome Period of April 20, 2026 through April 16, 2027.

Other Information
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the six months ended February 28, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the six months ended February 28, 2026.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.
Disclaimer
The Funds are not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Funds or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Funds or the FLEX Options or results to be obtained by the Funds or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Funds or the FLEX Options.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended February 28, 2026

First Trust Exchange-Traded Fund VIII

FT Vest Nasdaq-100® Conservative Buffer ETF - January (QCJA)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January (XJAN)
FT Vest Nasdaq-100® Moderate Buffer ETF - February (QMFE)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February (XFEB)
FT Vest International Equity Moderate Buffer ETF - March (YMAR)
FT Vest Nasdaq-100® Buffer ETF - March (QMAR)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March (XMAR)
FT Vest Nasdaq-100® Conservative Buffer ETF - April (QCAP)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April (XAPR)
FT Vest Nasdaq-100® Moderate Buffer ETF - May (QMMY)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May (XMAY)
FT Vest International Equity Moderate Buffer ETF - June (YJUN)
FT Vest Nasdaq-100® Buffer ETF - June (QJUN)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June (XJUN)
FT Vest Nasdaq-100® Conservative Buffer ETF - July (QCJL)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July (XJUL)
FT Vest Nasdaq-100® Moderate Buffer ETF - August (QMAG)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August (XAUG)
FT Vest International Equity Moderate Buffer ETF - September (YSEP)
FT Vest Nasdaq-100® Buffer ETF - September (QSPT)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September (XSEP)
FT Vest Nasdaq-100® Conservative Buffer ETF - October (QCOC)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October (XOCT)
FT Vest Nasdaq-100® Moderate Buffer ETF - November (QMNV)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November (XNOV)
FT Vest International Equity Moderate Buffer ETF - December (YDEC)
FT Vest Nasdaq-100® Buffer ETF - December (QDEC)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December (XDEC)
FT Vest Laddered International Moderate Buffer ETF (BUFY)
FT Vest Laddered Enhance & Moderate Buffer ETF (BUFX)

First Trust Exchange-Traded Fund VIII
Semi-Annual Financial Statements and Other Information
February 28, 2026

Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund VIII (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

FT Vest Nasdaq-100® Conservative Buffer ETF - January (QCJA)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
890,394	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$890,394
	(Cost $890,394)
	Total Investments — 1.1%	890,394
	(Cost $890,394)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.9%
	Call Options Purchased — 96.9%
1,301	Invesco QQQ TrustSM, Series 1	$79,008,429	$6.20	01/15/27	77,861,936
	(Cost $79,012,182)
	Put Options Purchased — 8.0%
1,301	Invesco QQQ TrustSM, Series 1	79,008,429	621.25	01/15/27	6,404,016
	(Cost $6,010,344)
	Total Purchased Options				84,265,952
	(Cost $85,022,526)
WRITTEN OPTIONS — (5.9)%
	Call Options Written — (3.2)%
(1,301)	Invesco QQQ TrustSM, Series 1	(79,008,429)	696.30	01/15/27	(2,606,397)
	(Premiums received $3,329,429)
	Put Options Written — (2.7)%
(1,301)	Invesco QQQ TrustSM, Series 1	(79,008,429)	497.00	01/15/27	(2,178,486)
	(Premiums received $2,053,787)
	Total Written Options				(4,784,883)
	(Premiums received $5,383,216)
	Net Other Assets and Liabilities — (0.1)%				(50,115)
	Net Assets — 100.0%				$80,321,348

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$890,394	$890,394	$—	$—
Purchased Options	84,265,952	—	84,265,952	—
Total	$85,156,346	$890,394	$84,265,952	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(4,784,883)	$—	$(4,784,883)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January (XJAN)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.2%
475,747	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$475,747
	(Cost $475,747)
	Total Investments — 1.2%	475,747
	(Cost $475,747)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 110.7%
	Call Options Purchased — 104.8%
600	State Street® SPDR® S&P 500® ETF Trust	$41,159,400	$6.93	01/15/27	40,373,298
600	State Street® SPDR® S&P 500® ETF Trust	41,159,400	691.67	01/15/27	3,123,690
	Total Call Options Purchased				43,496,988
	(Cost $44,171,987)
	Put Options Purchased — 5.9%
600	State Street® SPDR® S&P 500® ETF Trust	41,159,400	691.67	01/15/27	2,463,228
	(Cost $2,366,261)
	Total Purchased Options				45,960,216
	(Cost $46,538,248)
WRITTEN OPTIONS — (11.8)%
	Call Options Written — (9.3)%
(1,200)	State Street® SPDR® S&P 500® ETF Trust	(82,318,800)	726.05	01/15/27	(3,850,416)
	(Premiums received $4,471,805)
	Put Options Written — (2.5)%
(600)	State Street® SPDR® S&P 500® ETF Trust	(41,159,400)	587.92	01/15/27	(1,048,362)
	(Premiums received $1,024,237)
	Total Written Options				(4,898,778)
	(Premiums received $5,496,042)
	Net Other Assets and Liabilities — (0.1)%				(25,070)
	Net Assets — 100.0%				$41,512,115

(a)	Rate shown reflects yield as of February 28, 2026.
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January (XJAN)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$475,747	$475,747	$—	$—
Purchased Options	45,960,216	—	45,960,216	—
Total	$46,435,963	$475,747	$45,960,216	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(4,898,778)	$—	$(4,898,778)	$—
See Notes to Financial Statements

FT Vest Nasdaq-100® Moderate Buffer ETF - February (QMFE)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.2%
448,360	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$448,360
	(Cost $448,360)
	Total Investments — 1.2%	448,360
	(Cost $448,360)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 106.1%
	Call Options Purchased — 98.5%
616	Invesco QQQ TrustSM, Series 1	$37,409,064	$6.08	02/19/27	36,881,158
	(Cost $36,935,537)
	Put Options Purchased — 7.6%
616	Invesco QQQ TrustSM, Series 1	37,409,064	608.80	02/19/27	2,858,031
	(Cost $2,883,999)
	Total Purchased Options				39,739,189
	(Cost $39,819,536)
WRITTEN OPTIONS — (7.2)%
	Call Options Written — (3.6)%
(616)	Invesco QQQ TrustSM, Series 1	(37,409,064)	700.18	02/19/27	(1,360,775)
	(Premiums received $1,398,831)
	Put Options Written — (3.6)%
(616)	Invesco QQQ TrustSM, Series 1	(37,409,064)	517.48	02/19/27	(1,345,313)
	(Premiums received $1,363,815)
	Total Written Options				(2,706,088)
	(Premiums received $2,762,646)
	Net Other Assets and Liabilities — (0.1)%				(22,629)
	Net Assets — 100.0%				$37,458,832

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$448,360	$448,360	$—	$—
Purchased Options	39,739,189	—	39,739,189	—
Total	$40,187,549	$448,360	$39,739,189	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,706,088)	$—	$(2,706,088)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February (XFEB)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.2%
450,413	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$450,413
	(Cost $450,413)
	Total Investments — 1.2%	450,413
	(Cost $450,413)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 112.3%
	Call Options Purchased — 106.2%
562	State Street® SPDR® S&P 500® ETF Trust	$38,552,638	$6.90	02/19/27	37,843,096
562	State Street® SPDR® S&P 500® ETF Trust	38,552,638	689.44	02/19/27	3,245,252
	Total Call Options Purchased				41,088,348
	(Cost $41,495,325)
	Put Options Purchased — 6.1%
562	State Street® SPDR® S&P 500® ETF Trust	38,552,638	689.44	02/19/27	2,359,214
	(Cost $2,356,774)
	Total Purchased Options				43,447,562
	(Cost $43,852,099)
WRITTEN OPTIONS — (13.4)%
	Call Options Written — (10.7)%
(1,124)	State Street® SPDR® S&P 500® ETF Trust	(77,105,276)	724.81	02/19/27	(4,140,164)
	(Premiums received $4,485,267)
	Put Options Written — (2.7)%
(562)	State Street® SPDR® S&P 500® ETF Trust	(38,552,638)	586.03	02/19/27	(1,047,883)
	(Premiums received $1,052,880)
	Total Written Options				(5,188,047)
	(Premiums received $5,538,147)
	Net Other Assets and Liabilities — (0.1)%				(23,554)
	Net Assets — 100.0%				$38,686,374

(a)	Rate shown reflects yield as of February 28, 2026.
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February (XFEB)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$450,413	$450,413	$—	$—
Purchased Options	43,447,562	—	43,447,562	—
Total	$43,897,975	$450,413	$43,447,562	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(5,188,047)	$—	$(5,188,047)	$—
See Notes to Financial Statements

FT Vest International Equity Moderate Buffer ETF - March (YMAR)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
334,302	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$334,302
	(Cost $334,302)
	Total Investments — 0.4%	334,302
	(Cost $334,302)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 109.4%
	Call Options Purchased — 109.4%
10,575	iShares MSCI EAFE ETF	$111,439,350	$0.84	03/20/26	110,549,781
	(Cost $87,276,646)
	Put Options Purchased — 0.0%
10,575	iShares MSCI EAFE ETF	111,439,350	83.66	03/20/26	43,781
	(Cost $4,965,360)
	Total Purchased Options				110,593,562
	(Cost $92,242,006)
WRITTEN OPTIONS — (9.7)%
	Call Options Written — (9.7)%
(10,575)	iShares MSCI EAFE ETF	(111,439,350)	96.54	03/20/26	(9,765,378)
	(Premiums received $738,749)
	Put Options Written — (0.0)%
(10,575)	iShares MSCI EAFE ETF	(111,439,350)	71.11	03/20/26	(20,939)
	(Premiums received $1,762,568)
	Total Written Options				(9,786,317)
	(Premiums received $2,501,317)
	Net Other Assets and Liabilities — (0.1)%				(65,705)
	Net Assets — 100.0%				$101,075,842

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$334,302	$334,302	$—	$—
Purchased Options	110,593,562	—	110,593,562	—
Total	$110,927,864	$334,302	$110,593,562	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(9,786,317)	$—	$(9,786,317)	$—
See Notes to Financial Statements

FT Vest Nasdaq-100® Buffer ETF - March (QMAR)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
1,242,950	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$1,242,950
	(Cost $1,242,950)
	Total Investments — 0.3%	1,242,950
	(Cost $1,242,950)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 107.7%
	Call Options Purchased — 107.6%
8,343	Invesco QQQ TrustSM, Series 1	$506,662,047	$4.80	03/20/26	502,741,421
	(Cost $403,885,102)
	Put Options Purchased — 0.1%
8,343	Invesco QQQ TrustSM, Series 1	506,662,047	480.83	03/20/26	268,311
	(Cost $27,074,659)
	Total Purchased Options				503,009,732
	(Cost $430,959,761)
WRITTEN OPTIONS — (7.9)%
	Call Options Written — (7.9)%
(8,343)	Invesco QQQ TrustSM, Series 1	(506,662,047)	568.44	03/20/26	(36,657,223)
	(Premiums received $12,749,786)
	Put Options Written — (0.0)%
(8,343)	Invesco QQQ TrustSM, Series 1	(506,662,047)	432.75	03/20/26	(111,796)
	(Premiums received $14,602,232)
	Total Written Options				(36,769,019)
	(Premiums received $27,352,018)
	Net Other Assets and Liabilities — (0.1)%				(316,189)
	Net Assets — 100.0%				$467,167,474

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,242,950	$1,242,950	$—	$—
Purchased Options	503,009,732	—	503,009,732	—
Total	$504,252,682	$1,242,950	$503,009,732	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(36,769,019)	$—	$(36,769,019)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March (XMAR)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
542,768	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$542,768
	(Cost $542,768)
	Total Investments — 0.4%	542,768
	(Cost $542,768)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 129.9%
	Call Options Purchased — 129.9%
2,646	State Street® SPDR® S&P 500® ETF Trust	$181,512,954	$5.65	03/20/26	179,652,287
2,646	State Street® SPDR® S&P 500® ETF Trust	181,512,954	563.99	03/20/26	32,353,039
	Total Call Options Purchased				212,005,326
	(Cost $159,598,074)
	Put Options Purchased — 0.0%
2,646	State Street® SPDR® S&P 500® ETF Trust	181,512,954	563.99	03/20/26	98,563
	(Cost $8,738,474)
	Total Purchased Options				212,103,889
	(Cost $168,336,548)
WRITTEN OPTIONS — (30.2)%
	Call Options Written — (30.2)%
(5,292)	State Street® SPDR® S&P 500® ETF Trust	(363,025,908)	593.54	03/20/26	(49,268,203)
	(Premiums received $16,003,464)
	Put Options Written — (0.0)%
(2,646)	State Street® SPDR® S&P 500® ETF Trust	(181,512,954)	479.39	03/20/26	(27,174)
	(Premiums received $3,192,270)
	Total Written Options				(49,295,377)
	(Premiums received $19,195,734)
	Net Other Assets and Liabilities — (0.1)%				(106,896)
	Net Assets — 100.0%				$163,244,384

(a)	Rate shown reflects yield as of February 28, 2026.
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March (XMAR)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$542,768	$542,768	$—	$—
Purchased Options	212,103,889	—	212,103,889	—
Total	$212,646,657	$542,768	$212,103,889	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(49,295,377)	$—	$(49,295,377)	$—
See Notes to Financial Statements

FT Vest Nasdaq-100® Conservative Buffer ETF - April (QCAP)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
118,888	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$118,888
	(Cost $118,888)
	Total Investments — 0.3%	118,888
	(Cost $118,888)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 120.1%
	Call Options Purchased — 120.0%
762	Invesco QQQ TrustSM, Series 1	$46,275,498	$4.43	04/17/26	45,877,986
	(Cost $34,095,158)
	Put Options Purchased — 0.1%
762	Invesco QQQ TrustSM, Series 1	46,275,498	444.09	04/17/26	56,083
	(Cost $2,809,065)
	Total Purchased Options				45,934,069
	(Cost $36,904,223)
WRITTEN OPTIONS — (20.3)%
	Call Options Written — (20.3)%
(762)	Invesco QQQ TrustSM, Series 1	(46,275,498)	509.68	04/17/26	(7,766,731)
	(Premiums received $1,832,577)
	Put Options Written — (0.0)%
(762)	Invesco QQQ TrustSM, Series 1	(46,275,498)	355.27	04/17/26	(17,305)
	(Premiums received $921,678)
	Total Written Options				(7,784,036)
	(Premiums received $2,754,255)
	Net Other Assets and Liabilities — (0.1)%				(25,614)
	Net Assets — 100.0%				$38,243,307

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$118,888	$118,888	$—	$—
Purchased Options	45,934,069	—	45,934,069	—
Total	$46,052,957	$118,888	$45,934,069	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(7,784,036)	$—	$(7,784,036)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April (XAPR)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
241,172	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$241,172
	(Cost $241,172)
	Total Investments — 0.5%	241,172
	(Cost $241,172)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 143.8%
	Call Options Purchased — 143.7%
863	State Street® SPDR® S&P 500® ETF Trust	$59,200,937	$5.27	04/17/26	58,595,974
863	State Street® SPDR® S&P 500® ETF Trust	59,200,937	526.42	04/17/26	13,946,080
	Total Call Options Purchased				72,542,054
	(Cost $60,470,706)
	Put Options Purchased — 0.1%
863	State Street® SPDR® S&P 500® ETF Trust	59,200,937	526.42	04/17/26	84,574
	(Cost $1,757,001)
	Total Purchased Options				72,626,628
	(Cost $62,227,707)
WRITTEN OPTIONS — (44.2)%
	Call Options Written — (44.1)%
(1,726)	State Street® SPDR® S&P 500® ETF Trust	(118,401,874)	559.53	04/17/26	(22,289,564)
	(Premiums received $11,264,339)
	Put Options Written — (0.1)%
(863)	State Street® SPDR® S&P 500® ETF Trust	(59,200,937)	447.46	04/17/26	(31,931)
	(Premiums received $554,650)
	Total Written Options				(22,321,495)
	(Premiums received $11,818,989)
	Net Other Assets and Liabilities — (0.1)%				(62,378)
	Net Assets — 100.0%				$50,483,927

(a)	Rate shown reflects yield as of February 28, 2026.
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April (XAPR)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$241,172	$241,172	$—	$—
Purchased Options	72,626,628	—	72,626,628	—
Total	$72,867,800	$241,172	$72,626,628	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(22,321,495)	$—	$(22,321,495)	$—
See Notes to Financial Statements

FT Vest Nasdaq-100® Moderate Buffer ETF - May (QMMY)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
280,909	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$280,909
	(Cost $280,909)
	Total Investments — 0.4%	280,909
	(Cost $280,909)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 105.3%
	Call Options Purchased — 104.3%
1,223	Invesco QQQ TrustSM, Series 1	$74,271,567	$5.21	05/15/26	73,541,534
	(Cost $64,058,216)
	Put Options Purchased — 1.0%
1,223	Invesco QQQ TrustSM, Series 1	74,271,567	521.50	05/15/26	651,896
	(Cost $4,498,104)
	Total Purchased Options				74,193,430
	(Cost $68,556,320)
WRITTEN OPTIONS — (5.6)%
	Call Options Written — (5.3)%
(1,223)	Invesco QQQ TrustSM, Series 1	(74,271,567)	600.77	05/15/26	(3,734,002)
	(Premiums received $1,804,710)
	Put Options Written — (0.3)%
(1,223)	Invesco QQQ TrustSM, Series 1	(74,271,567)	443.27	05/15/26	(192,953)
	(Premiums received $1,990,363)
	Total Written Options				(3,926,955)
	(Premiums received $3,795,073)
	Net Other Assets and Liabilities — (0.1)%				(48,871)
	Net Assets — 100.0%				$70,498,513

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$280,909	$280,909	$—	$—
Purchased Options	74,193,430	—	74,193,430	—
Total	$74,474,339	$280,909	$74,193,430	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,926,955)	$—	$(3,926,955)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May (XMAY)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
103,642	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$103,642
	(Cost $103,642)
	Total Investments — 0.6%	103,642
	(Cost $103,642)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 122.1%
	Call Options Purchased — 121.4%
288	State Street® SPDR® S&P 500® ETF Trust	$19,756,512	$5.95	05/15/26	19,544,339
288	State Street® SPDR® S&P 500® ETF Trust	19,756,512	594.21	05/15/26	2,872,826
	Total Call Options Purchased				22,417,165
	(Cost $18,428,282)
	Put Options Purchased — 0.7%
288	State Street® SPDR® S&P 500® ETF Trust	19,756,512	594.21	05/15/26	125,070
	(Cost $955,098)
	Total Purchased Options				22,542,235
	(Cost $19,383,380)
WRITTEN OPTIONS — (22.6)%
	Call Options Written — (22.4)%
(576)	State Street® SPDR® S&P 500® ETF Trust	(39,513,024)	625.05	05/15/26	(4,127,910)
	(Premiums received $1,869,661)
	Put Options Written — (0.2)%
(288)	State Street® SPDR® S&P 500® ETF Trust	(19,756,512)	505.08	05/15/26	(44,136)
	(Premiums received $364,044)
	Total Written Options				(4,172,046)
	(Premiums received $2,233,705)
	Net Other Assets and Liabilities — (0.1)%				(12,766)
	Net Assets — 100.0%				$18,461,065

(a)	Rate shown reflects yield as of February 28, 2026.
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May (XMAY)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$103,642	$103,642	$—	$—
Purchased Options	22,542,235	—	22,542,235	—
Total	$22,645,877	$103,642	$22,542,235	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(4,172,046)	$—	$(4,172,046)	$—
See Notes to Financial Statements

FT Vest International Equity Moderate Buffer ETF - June (YJUN)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
849,281	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$849,281
	(Cost $849,281)
	Total Investments — 0.6%	849,281
	(Cost $849,281)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 109.3%
	Call Options Purchased — 108.8%
15,168	iShares MSCI EAFE ETF	$159,840,384	$0.86	06/18/26	156,384,204
	(Cost $128,475,503)
	Put Options Purchased — 0.5%
15,168	iShares MSCI EAFE ETF	159,840,384	86.33	06/18/26	779,635
	(Cost $6,818,842)
	Total Purchased Options				157,163,839
	(Cost $135,294,345)
WRITTEN OPTIONS — (9.8)%
	Call Options Written — (9.6)%
(15,168)	iShares MSCI EAFE ETF	(159,840,384)	97.50	06/18/26	(13,798,330)
	(Premiums received $2,078,660)
	Put Options Written — (0.2)%
(15,168)	iShares MSCI EAFE ETF	(159,840,384)	73.38	06/18/26	(318,831)
	(Premiums received $2,157,904)
	Total Written Options				(14,117,161)
	(Premiums received $4,236,564)
	Net Other Assets and Liabilities — (0.1)%				(97,173)
	Net Assets — 100.0%				$143,798,786

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$849,281	$849,281	$—	$—
Purchased Options	157,163,839	—	157,163,839	—
Total	$158,013,120	$849,281	$157,163,839	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(14,117,161)	$—	$(14,117,161)	$—
See Notes to Financial Statements

FT Vest Nasdaq-100® Buffer ETF - June (QJUN)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
2,931,938	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$2,931,938
	(Cost $2,931,938)
	Total Investments — 0.5%	2,931,938
	(Cost $2,931,938)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.4%
	Call Options Purchased — 102.9%
10,086	Invesco QQQ TrustSM, Series 1	$612,512,694	$5.26	06/18/26	606,363,562
	(Cost $530,416,546)
	Put Options Purchased — 1.5%
10,086	Invesco QQQ TrustSM, Series 1	612,512,694	526.82	06/18/26	8,606,485
	(Cost $36,833,948)
	Total Purchased Options				614,970,047
	(Cost $567,250,494)
WRITTEN OPTIONS — (4.8)%
	Call Options Written — (4.1)%
(10,086)	Invesco QQQ TrustSM, Series 1	(612,512,694)	622.76	06/18/26	(23,958,990)
	(Premiums received $14,657,056)
	Put Options Written — (0.7)%
(10,086)	Invesco QQQ TrustSM, Series 1	(612,512,694)	474.14	06/18/26	(4,201,222)
	(Premiums received $20,825,231)
	Total Written Options				(28,160,212)
	(Premiums received $35,482,287)
	Net Other Assets and Liabilities — (0.1)%				(374,550)
	Net Assets — 100.0%				$589,367,223

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,931,938	$2,931,938	$—	$—
Purchased Options	614,970,047	—	614,970,047	—
Total	$617,901,985	$2,931,938	$614,970,047	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(28,160,212)	$—	$(28,160,212)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June (XJUN)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
733,574	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$733,574
	(Cost $733,574)
	Total Investments — 0.6%	733,574
	(Cost $733,574)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 123.4%
	Call Options Purchased — 122.4%
2,159	State Street® SPDR® S&P 500® ETF Trust	$148,105,241	$5.95	06/18/26	146,153,807
2,159	State Street® SPDR® S&P 500® ETF Trust	148,105,241	594.29	06/18/26	22,152,852
	Total Call Options Purchased				168,306,659
	(Cost $137,457,404)
	Put Options Purchased — 1.0%
2,159	State Street® SPDR® S&P 500® ETF Trust	148,105,241	594.29	06/18/26	1,448,775
	(Cost $7,255,437)
	Total Purchased Options				169,755,434
	(Cost $144,712,841)
WRITTEN OPTIONS — (23.9)%
	Call Options Written — (23.5)%
(4,318)	State Street® SPDR® S&P 500® ETF Trust	(296,210,482)	625.73	06/18/26	(32,306,974)
	(Premiums received $14,311,776)
	Put Options Written — (0.4)%
(2,159)	State Street® SPDR® S&P 500® ETF Trust	(148,105,241)	505.15	06/18/26	(548,256)
	(Premiums received $3,090,221)
	Total Written Options				(32,855,230)
	(Premiums received $17,401,997)
	Net Other Assets and Liabilities — (0.1)%				(87,784)
	Net Assets — 100.0%				$137,545,994

(a)	Rate shown reflects yield as of February 28, 2026.
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June (XJUN)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$733,574	$733,574	$—	$—
Purchased Options	169,755,434	—	169,755,434	—
Total	$170,489,008	$733,574	$169,755,434	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(32,855,230)	$—	$(32,855,230)	$—
See Notes to Financial Statements

FT Vest Nasdaq-100® Conservative Buffer ETF - July (QCJL)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
425,024	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$425,024
	(Cost $425,024)
	Total Investments — 0.6%	425,024
	(Cost $425,024)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.3%
	Call Options Purchased — 101.5%
1,167	Invesco QQQ TrustSM, Series 1	$70,870,743	$5.60	07/17/26	70,036,396
	(Cost $64,720,514)
	Put Options Purchased — 2.8%
1,167	Invesco QQQ TrustSM, Series 1	70,870,743	561.25	07/17/26	1,931,794
	(Cost $4,366,154)
	Total Purchased Options				71,968,190
	(Cost $69,086,668)
WRITTEN OPTIONS — (4.8)%
	Call Options Written — (4.1)%
(1,167)	Invesco QQQ TrustSM, Series 1	(70,870,743)	628.94	07/17/26	(2,886,890)
	(Premiums received $2,668,087)
	Put Options Written — (0.7)%
(1,167)	Invesco QQQ TrustSM, Series 1	(70,870,743)	449.00	07/17/26	(474,992)
	(Premiums received $1,393,519)
	Total Written Options				(3,361,882)
	(Premiums received $4,061,606)
	Net Other Assets and Liabilities — (0.1)%				(46,820)
	Net Assets — 100.0%				$68,984,512

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$425,024	$425,024	$—	$—
Purchased Options	71,968,190	—	71,968,190	—
Total	$72,393,214	$425,024	$71,968,190	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,361,882)	$—	$(3,361,882)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July (XJUL)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
283,064	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$283,064
	(Cost $283,064)
	Total Investments — 0.7%	283,064
	(Cost $283,064)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 115.7%
	Call Options Purchased — 113.8%
669	State Street® SPDR® S&P 500® ETF Trust	$45,892,731	$6.29	07/17/26	45,262,045
669	State Street® SPDR® S&P 500® ETF Trust	45,892,731	627.59	07/17/26	5,168,286
	Total Call Options Purchased				50,430,331
	(Cost $44,737,301)
	Put Options Purchased — 1.9%
669	State Street® SPDR® S&P 500® ETF Trust	45,892,731	627.59	07/17/26	833,821
	(Cost $2,269,824)
	Total Purchased Options				51,264,152
	(Cost $47,007,125)
WRITTEN OPTIONS — (16.3)%
	Call Options Written — (15.6)%
(1,338)	State Street® SPDR® S&P 500® ETF Trust	(91,785,462)	659.28	07/17/26	(6,922,424)
	(Premiums received $4,304,341)
	Put Options Written — (0.7)%
(669)	State Street® SPDR® S&P 500® ETF Trust	(45,892,731)	533.45	07/17/26	(296,320)
	(Premiums received $941,497)
	Total Written Options				(7,218,744)
	(Premiums received $5,245,838)
	Net Other Assets and Liabilities — (0.1)%				(28,160)
	Net Assets — 100.0%				$44,300,312

(a)	Rate shown reflects yield as of February 28, 2026.
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July (XJUL)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$283,064	$283,064	$—	$—
Purchased Options	51,264,152	—	51,264,152	—
Total	$51,547,216	$283,064	$51,264,152	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(7,218,744)	$—	$(7,218,744)	$—
See Notes to Financial Statements

FT Vest Nasdaq-100® Moderate Buffer ETF - August (QMAG)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
396,765	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$396,765
	(Cost $396,765)
	Total Investments — 0.7%	396,765
	(Cost $396,765)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.7%
	Call Options Purchased — 99.8%
984	Invesco QQQ TrustSM, Series 1	$59,757,336	$5.76	08/21/26	59,063,035
	(Cost $56,550,722)
	Put Options Purchased — 3.9%
984	Invesco QQQ TrustSM, Series 1	59,757,336	577.33	08/21/26	2,316,169
	(Cost $3,666,378)
	Total Purchased Options				61,379,204
	(Cost $60,217,100)
WRITTEN OPTIONS — (4.3)%
	Call Options Written — (2.8)%
(984)	Invesco QQQ TrustSM, Series 1	(59,757,336)	657.81	08/21/26	(1,697,794)
	(Premiums received $1,764,431)
	Put Options Written — (1.5)%
(984)	Invesco QQQ TrustSM, Series 1	(59,757,336)	490.73	08/21/26	(870,466)
	(Premiums received $1,488,057)
	Total Written Options				(2,568,260)
	(Premiums received $3,252,488)
	Net Other Assets and Liabilities — (0.1)%				(39,278)
	Net Assets — 100.0%				$59,168,431

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$396,765	$396,765	$—	$—
Purchased Options	61,379,204	—	61,379,204	—
Total	$61,775,969	$396,765	$61,379,204	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,568,260)	$—	$(2,568,260)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August (XAUG)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
172,920	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$172,920
	(Cost $172,920)
	Total Investments — 0.7%	172,920
	(Cost $172,920)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 113.8%
	Call Options Purchased — 111.2%
365	State Street® SPDR® S&P 500® ETF Trust	$25,038,635	$6.44	08/21/26	24,698,480
365	State Street® SPDR® S&P 500® ETF Trust	25,038,635	643.45	08/21/26	2,535,049
	Total Call Options Purchased				27,233,529
	(Cost $24,860,349)
	Put Options Purchased — 2.6%
365	State Street® SPDR® S&P 500® ETF Trust	25,038,635	643.45	08/21/26	649,890
	(Cost $1,254,033)
	Total Purchased Options				27,883,419
	(Cost $26,114,382)
WRITTEN OPTIONS — (14.4)%
	Call Options Written — (13.4)%
(730)	State Street® SPDR® S&P 500® ETF Trust	(50,077,270)	675.69	08/21/26	(3,301,702)
	(Premiums received $2,322,601)
	Put Options Written — (1.0)%
(365)	State Street® SPDR® S&P 500® ETF Trust	(25,038,635)	546.93	08/21/26	(239,973)
	(Premiums received $523,616)
	Total Written Options				(3,541,675)
	(Premiums received $2,846,217)
	Net Other Assets and Liabilities — (0.1)%				(17,384)
	Net Assets — 100.0%				$24,497,280

(a)	Rate shown reflects yield as of February 28, 2026.
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August (XAUG)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$172,920	$172,920	$—	$—
Purchased Options	27,883,419	—	27,883,419	—
Total	$28,056,339	$172,920	$27,883,419	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,541,675)	$—	$(3,541,675)	$—
See Notes to Financial Statements

FT Vest International Equity Moderate Buffer ETF - September (YSEP)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
1,028,194	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$1,028,194
	(Cost $1,028,194)
	Total Investments — 0.8%	1,028,194
	(Cost $1,028,194)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 105.4%
	Call Options Purchased — 103.8%
12,833	iShares MSCI EAFE ETF	$135,234,154	$0.93	09/18/26	132,308,743
	(Cost $116,443,851)
	Put Options Purchased — 1.6%
12,833	iShares MSCI EAFE ETF	135,234,154	93.00	09/18/26	2,079,075
	(Cost $6,082,169)
	Total Purchased Options				134,387,818
	(Cost $122,526,020)
WRITTEN OPTIONS — (6.1)%
	Call Options Written — (5.5)%
(12,833)	iShares MSCI EAFE ETF	(135,234,154)	105.22	09/18/26	(7,005,022)
	(Premiums received $1,324,639)
	Put Options Written — (0.6)%
(12,833)	iShares MSCI EAFE ETF	(135,234,154)	79.05	09/18/26	(796,929)
	(Premiums received $2,121,965)
	Total Written Options				(7,801,951)
	(Premiums received $3,446,604)
	Net Other Assets and Liabilities — (0.1)%				(84,162)
	Net Assets — 100.0%				$127,529,899

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,028,194	$1,028,194	$—	$—
Purchased Options	134,387,818	—	134,387,818	—
Total	$135,416,012	$1,028,194	$134,387,818	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(7,801,951)	$—	$(7,801,951)	$—
See Notes to Financial Statements

FT Vest Nasdaq-100® Buffer ETF - September (QSPT)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
3,931,428	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$3,931,428
	(Cost $3,931,428)
	Total Investments — 0.8%	3,931,428
	(Cost $3,931,428)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.5%
	Call Options Purchased — 98.2%
8,291	Invesco QQQ TrustSM, Series 1	$503,504,139	$5.98	09/18/26	497,478,986
	(Cost $492,174,952)
	Put Options Purchased — 5.3%
8,291	Invesco QQQ TrustSM, Series 1	503,504,139	599.34	09/18/26	26,971,535
	(Cost $32,466,611)
	Total Purchased Options				524,450,521
	(Cost $524,641,563)
WRITTEN OPTIONS — (4.2)%
	Call Options Written — (1.4)%
(8,291)	Invesco QQQ TrustSM, Series 1	(503,504,139)	701.05	09/18/26	(6,828,468)
	(Premiums received $13,224,196)
	Put Options Written — (2.8)%
(8,291)	Invesco QQQ TrustSM, Series 1	(503,504,139)	539.41	09/18/26	(14,421,282)
	(Premiums received $18,660,095)
	Total Written Options				(21,249,750)
	(Premiums received $31,884,291)
	Net Other Assets and Liabilities — (0.1)%				(338,468)
	Net Assets — 100.0%				$506,793,731

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,931,428	$3,931,428	$—	$—
Purchased Options	524,450,521	—	524,450,521	—
Total	$528,381,949	$3,931,428	$524,450,521	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(21,249,750)	$—	$(21,249,750)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September (XSEP)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
775,255	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$775,255
	(Cost $775,255)
	Total Investments — 0.8%	775,255
	(Cost $775,255)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 111.0%
	Call Options Purchased — 107.4%
1,471	State Street® SPDR® S&P 500® ETF Trust	$100,909,129	$6.65	09/18/26	99,270,729
1,471	State Street® SPDR® S&P 500® ETF Trust	100,909,129	663.71	09/18/26	8,363,606
	Total Call Options Purchased				107,634,335
	(Cost $103,821,599)
	Put Options Purchased — 3.6%
1,471	State Street® SPDR® S&P 500® ETF Trust	100,909,129	663.71	09/18/26	3,654,317
	(Cost $5,060,923)
	Total Purchased Options				111,288,652
	(Cost $108,882,522)
WRITTEN OPTIONS — (11.7)%
	Call Options Written — (10.3)%
(2,942)	State Street® SPDR® S&P 500® ETF Trust	(201,818,258)	695.50	09/18/26	(10,387,172)
	(Premiums received $10,011,229)
	Put Options Written — (1.4)%
(1,471)	State Street® SPDR® S&P 500® ETF Trust	(100,909,129)	564.16	09/18/26	(1,369,575)
	(Premiums received $2,180,935)
	Total Written Options				(11,756,747)
	(Premiums received $12,192,164)
	Net Other Assets and Liabilities — (0.1)%				(64,649)
	Net Assets — 100.0%				$100,242,511

(a)	Rate shown reflects yield as of February 28, 2026.
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September (XSEP)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$775,255	$775,255	$—	$—
Purchased Options	111,288,652	—	111,288,652	—
Total	$112,063,907	$775,255	$111,288,652	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(11,756,747)	$—	$(11,756,747)	$—
See Notes to Financial Statements

FT Vest Nasdaq-100® Conservative Buffer ETF - October (QCOC)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
677,597	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$677,597
	(Cost $677,597)
	Total Investments — 0.9%	677,597
	(Cost $677,597)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.7%
	Call Options Purchased — 97.7%
1,243	Invesco QQQ TrustSM, Series 1	$75,486,147	$6.03	10/16/26	74,492,232
	(Cost $74,942,551)
	Put Options Purchased — 6.0%
1,243	Invesco QQQ TrustSM, Series 1	75,486,147	603.92	10/16/26	4,549,119
	(Cost $5,184,452)
	Total Purchased Options				79,041,351
	(Cost $80,127,003)
WRITTEN OPTIONS — (4.5)%
	Call Options Written — (2.7)%
(1,243)	Invesco QQQ TrustSM, Series 1	(75,486,147)	678.87	10/16/26	(2,049,260)
	(Premiums received $3,568,378)
	Put Options Written — (1.8)%
(1,243)	Invesco QQQ TrustSM, Series 1	(75,486,147)	483.13	10/16/26	(1,362,887)
	(Premiums received $1,742,872)
	Total Written Options				(3,412,147)
	(Premiums received $5,311,250)
	Net Other Assets and Liabilities — (0.1)%				(51,317)
	Net Assets — 100.0%				$76,255,484

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$677,597	$677,597	$—	$—
Purchased Options	79,041,351	—	79,041,351	—
Total	$79,718,948	$677,597	$79,041,351	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,412,147)	$—	$(3,412,147)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October (XOCT)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
652,351	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$652,351
	(Cost $652,351)
	Total Investments — 0.9%	652,351
	(Cost $652,351)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 111.7%
	Call Options Purchased — 107.7%
1,113	State Street® SPDR® S&P 500® ETF Trust	$76,350,687	$6.65	10/16/26	75,119,241
1,113	State Street® SPDR® S&P 500® ETF Trust	76,350,687	664.40	10/16/26	6,692,792
	Total Call Options Purchased				81,812,033
	(Cost $79,310,878)
	Put Options Purchased — 4.0%
1,113	State Street® SPDR® S&P 500® ETF Trust	76,350,687	664.40	10/16/26	2,992,156
	(Cost $4,178,821)
	Total Purchased Options				84,804,189
	(Cost $83,489,699)
WRITTEN OPTIONS — (12.5)%
	Call Options Written — (10.9)%
(2,226)	State Street® SPDR® S&P 500® ETF Trust	(152,701,374)	698.48	10/16/26	(8,287,131)
	(Premiums received $8,427,452)
	Put Options Written — (1.6)%
(1,113)	State Street® SPDR® S&P 500® ETF Trust	(76,350,687)	564.74	10/16/26	(1,170,486)
	(Premiums received $1,855,077)
	Total Written Options				(9,457,617)
	(Premiums received $10,282,529)
	Net Other Assets and Liabilities — (0.1)%				(47,423)
	Net Assets — 100.0%				$75,951,500

(a)	Rate shown reflects yield as of February 28, 2026.
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October (XOCT)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$652,351	$652,351	$—	$—
Purchased Options	84,804,189	—	84,804,189	—
Total	$85,456,540	$652,351	$84,804,189	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(9,457,617)	$—	$(9,457,617)	$—
See Notes to Financial Statements

FT Vest Nasdaq-100® Moderate Buffer ETF - November (QMNV)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
579,740	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$579,740
	(Cost $579,740)
	Total Investments — 1.0%	579,740
	(Cost $579,740)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.5%
	Call Options Purchased — 98.8%
961	Invesco QQQ TrustSM, Series 1	$58,360,569	$5.89	11/20/26	57,608,394
	(Cost $56,909,618)
	Put Options Purchased — 5.7%
961	Invesco QQQ TrustSM, Series 1	58,360,569	590.06	11/20/26	3,321,043
	(Cost $4,045,508)
	Total Purchased Options				60,929,437
	(Cost $60,955,126)
WRITTEN OPTIONS — (5.4)%
	Call Options Written — (2.9)%
(961)	Invesco QQQ TrustSM, Series 1	(58,360,569)	686.54	11/20/26	(1,717,509)
	(Premiums received $2,484,943)
	Put Options Written — (2.5)%
(961)	Invesco QQQ TrustSM, Series 1	(58,360,569)	501.55	11/20/26	(1,446,449)
	(Premiums received $1,878,788)
	Total Written Options				(3,163,958)
	(Premiums received $4,363,731)
	Net Other Assets and Liabilities — (0.1)%				(38,279)
	Net Assets — 100.0%				$58,306,940

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$579,740	$579,740	$—	$—
Purchased Options	60,929,437	—	60,929,437	—
Total	$61,509,177	$579,740	$60,929,437	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,163,958)	$—	$(3,163,958)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November (XNOV)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
230,261	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$230,261
	(Cost $230,261)
	Total Investments — 1.0%	230,261
	(Cost $230,261)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 113.7%
	Call Options Purchased — 109.6%
337	State Street® SPDR® S&P 500® ETF Trust	$23,117,863	$6.60	11/20/26	22,753,313
337	State Street® SPDR® S&P 500® ETF Trust	23,117,863	659.04	11/20/26	2,317,280
	Total Call Options Purchased				25,070,593
	(Cost $24,018,280)
	Put Options Purchased — 4.1%
337	State Street® SPDR® S&P 500® ETF Trust	23,117,863	659.04	11/20/26	936,617
	(Cost $1,357,619)
	Total Purchased Options				26,007,210
	(Cost $25,375,899)
WRITTEN OPTIONS — (14.6)%
	Call Options Written — (12.9)%
(674)	State Street® SPDR® S&P 500® ETF Trust	(46,235,726)	695.48	11/20/26	(2,960,747)
	(Premiums received $2,686,198)
	Put Options Written — (1.7)%
(337)	State Street® SPDR® S&P 500® ETF Trust	(23,117,863)	560.19	11/20/26	(388,298)
	(Premiums received $611,896)
	Total Written Options				(3,349,045)
	(Premiums received $3,298,094)
	Net Other Assets and Liabilities — (0.1)%				(14,052)
	Net Assets — 100.0%				$22,874,374

(a)	Rate shown reflects yield as of February 28, 2026.
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November (XNOV)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$230,261	$230,261	$—	$—
Purchased Options	26,007,210	—	26,007,210	—
Total	$26,237,471	$230,261	$26,007,210	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,349,045)	$—	$(3,349,045)	$—
See Notes to Financial Statements

FT Vest International Equity Moderate Buffer ETF - December (YDEC)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
1,483,784	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$1,483,784
	(Cost $1,483,784)
	Total Investments — 1.0%	1,483,784
	(Cost $1,483,784)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 105.3%
	Call Options Purchased — 102.6%
14,481	iShares MSCI EAFE ETF	$152,600,778	$0.95	12/18/26	148,256,478
	(Cost $135,537,083)
	Put Options Purchased — 2.7%
14,481	iShares MSCI EAFE ETF	152,600,778	95.46	12/18/26	3,884,384
	(Cost $6,905,322)
	Total Purchased Options				152,140,862
	(Cost $142,442,405)
WRITTEN OPTIONS — (6.2)%
	Call Options Written — (5.2)%
(14,481)	iShares MSCI EAFE ETF	(152,600,778)	107.90	12/18/26	(7,533,161)
	(Premiums received $2,451,572)
	Put Options Written — (1.0)%
(14,481)	iShares MSCI EAFE ETF	(152,600,778)	81.14	12/18/26	(1,473,587)
	(Premiums received $2,362,399)
	Total Written Options				(9,006,748)
	(Premiums received $4,813,971)
	Net Other Assets and Liabilities — (0.1)%				(92,597)
	Net Assets — 100.0%				$144,525,301

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,483,784	$1,483,784	$—	$—
Purchased Options	152,140,862	—	152,140,862	—
Total	$153,624,646	$1,483,784	$152,140,862	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(9,006,748)	$—	$(9,006,748)	$—
See Notes to Financial Statements

FT Vest Nasdaq-100® Buffer ETF - December (QDEC)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
6,271,696	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$6,271,696
	(Cost $6,271,696)
	Total Investments — 1.1%	6,271,696
	(Cost $6,271,696)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 105.0%
	Call Options Purchased — 97.5%
9,876	Invesco QQQ TrustSM, Series 1	$599,759,604	$6.16	12/18/26	591,790,166
	(Cost $600,472,603)
	Put Options Purchased — 7.5%
9,876	Invesco QQQ TrustSM, Series 1	599,759,604	617.04	12/18/26	45,394,639
	(Cost $43,671,915)
	Total Purchased Options				637,184,805
	(Cost $644,144,518)
WRITTEN OPTIONS — (6.0)%
	Call Options Written — (1.6)%
(9,876)	Invesco QQQ TrustSM, Series 1	(599,759,604)	729.47	12/18/26	(9,832,150)
	(Premiums received $15,146,074)
	Put Options Written — (4.4)%
(9,876)	Invesco QQQ TrustSM, Series 1	(599,759,604)	555.34	12/18/26	(26,560,811)
	(Premiums received $25,960,799)
	Total Written Options				(36,392,961)
	(Premiums received $41,106,873)
	Net Other Assets and Liabilities — (0.1)%				(391,488)
	Net Assets — 100.0%				$606,672,052

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$6,271,696	$6,271,696	$—	$—
Purchased Options	637,184,805	—	637,184,805	—
Total	$643,456,501	$6,271,696	$637,184,805	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(36,392,961)	$—	$(36,392,961)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December (XDEC)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
1,679,479	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$1,679,479
	(Cost $1,679,479)
	Total Investments — 1.0%	1,679,479
	(Cost $1,679,479)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 111.5%
	Call Options Purchased — 106.2%
2,459	State Street® SPDR® S&P 500® ETF Trust	$168,684,941	$6.82	12/18/26	165,512,733
2,459	State Street® SPDR® S&P 500® ETF Trust	168,684,941	680.60	12/18/26	13,799,957
	Total Call Options Purchased				179,312,690
	(Cost $178,054,052)
	Put Options Purchased — 5.3%
2,459	State Street® SPDR® S&P 500® ETF Trust	168,684,941	680.60	12/18/26	8,898,063
	(Cost $9,778,248)
	Total Purchased Options				188,210,753
	(Cost $187,832,300)
WRITTEN OPTIONS — (12.4)%
	Call Options Written — (10.2)%
(4,918)	State Street® SPDR® S&P 500® ETF Trust	(337,369,882)	714.83	12/18/26	(17,250,918)
	(Premiums received $17,933,418)
	Put Options Written — (2.2)%
(2,459)	State Street® SPDR® S&P 500® ETF Trust	(168,684,941)	578.51	12/18/26	(3,731,655)
	(Premiums received $4,301,846)
	Total Written Options				(20,982,573)
	(Premiums received $22,235,264)
	Net Other Assets and Liabilities — (0.1)%				(102,031)
	Net Assets — 100.0%				$168,805,628

(a)	Rate shown reflects yield as of February 28, 2026.
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December (XDEC)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,679,479	$1,679,479	$—	$—
Purchased Options	188,210,753	—	188,210,753	—
Total	$189,890,232	$1,679,479	$188,210,753	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(20,982,573)	$—	$(20,982,573)	$—
See Notes to Financial Statements

FT Vest Laddered International Moderate Buffer ETF (BUFY)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
679,486	FT Vest International Equity Moderate Buffer ETF - March (b)	$18,818,433
713,322	FT Vest International Equity Moderate Buffer ETF - June (b)	18,831,701
702,653	FT Vest International Equity Moderate Buffer ETF - September (b)	19,060,306
699,433	FT Vest International Equity Moderate Buffer ETF - December (b)	19,052,555
	Total Exchange-Traded Funds	75,762,995
	(Cost $70,354,233)
MONEY MARKET FUNDS — 0.0%
8,773	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.54% (c)	8,773
	(Cost $8,773)

	Total Investments — 100.0%	75,771,768
	(Cost $70,363,006)
	Net Other Assets and Liabilities — (0.0)%	(5,289)
	Net Assets — 100.0%	$75,766,479

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$75,762,995	$75,762,995	$—	$—
Money Market Funds	8,773	8,773	—	—
Total Investments	$75,771,768	$75,771,768	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

FT Vest Laddered Enhance & Moderate Buffer ETF (BUFX)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
21,658	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January (b)	$799,117
22,314	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February (b)	802,106
19,959	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March (b)	803,350
21,873	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April (b)	803,069
22,845	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May (b)	803,557
18,546	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June (b)	802,953
20,353	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July (b)	801,397
21,231	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August (b)	799,712
18,773	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September (b)	800,053
21,090	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October (b)	800,439
20,974	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November (b)	799,391
19,414	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December (b)	798,799
	Total Exchange-Traded Funds	9,613,943
	(Cost $9,286,307)
MONEY MARKET FUNDS — 0.0%
846	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (c)	846
	(Cost $846)

	Total Investments — 100.0%	9,614,789
	(Cost $9,287,153)
	Net Other Assets and Liabilities — (0.0)%	(705)
	Net Assets — 100.0%	$9,614,084

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$9,613,943	$9,613,943	$—	$—
Money Market Funds	846	846	—	—
Total Investments	$9,614,789	$9,614,789	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities
February 28, 2026 (Unaudited)

	FT Vest Nasdaq-100® Conservative Buffer ETF - January (QCJA)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January (XJAN)	FT Vest Nasdaq-100® Moderate Buffer ETF - February (QMFE)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February (XFEB)
ASSETS:
Investments, at value - Unaffiliated	$890,394	$475,747	$448,360	$450,413
Investments, at value - Affiliated	—	—	—	—
Total investments, at value	890,394	475,747	448,360	450,413
Options contracts purchased, at value	84,265,952	45,960,216	39,739,189	43,447,562
Due from broker	533	205	248	1,427
Receivables:
Dividends	2,299	1,287	672	534
Investment securities sold	—	—	—	—
Total Assets	85,159,178	46,437,455	40,188,469	43,899,936

LIABILITIES:
Options contracts written, at value	4,784,883	4,898,778	2,706,088	5,188,047
Payables:
Investment advisory fees	52,947	26,562	23,549	25,515
Investment securities purchased	—	—	—	—
Capital shares redeemed	—	—	—	—
Total Liabilities	4,837,830	4,925,340	2,729,637	5,213,562
NET ASSETS	$80,321,348	$41,512,115	$37,458,832	$38,686,374

NET ASSETS consist of:
Paid-in capital	$74,943,883	$44,982,323	$30,147,274	$39,020,532
Par value	36,500	11,250	16,500	10,750
Accumulated distributable earnings (loss)	5,340,965	(3,481,458)	7,295,058	(344,908)
NET ASSETS	$80,321,348	$41,512,115	$37,458,832	$38,686,374
NET ASSET VALUE, per share	$22.01	$36.90	$22.70	$35.99
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	3,650,002	1,125,002	1,650,002	1,075,002
Investments, at cost - Unaffiliated	$890,394	$475,747	$448,360	$450,413
Investments, at cost - Affiliated	$—	$—	$—	$—
Total investments, at cost	$890,394	$475,747	$448,360	$450,413
Premiums paid on options contracts purchased	$85,022,526	$46,538,248	$39,819,536	$43,852,099
Premiums received on options contracts written	$5,383,216	$5,496,042	$2,762,646	$5,538,147
See Notes to Financial Statements

FT Vest International Equity Moderate Buffer ETF - March (YMAR)	FT Vest Nasdaq- 100® Buffer ETF - March (QMAR)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March (XMAR)	FT Vest Nasdaq- 100® Conservative Buffer ETF - April (QCAP)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April (XAPR)	FT Vest Nasdaq- 100® Moderate Buffer ETF - May (QMMY)

$334,302	$1,242,950	$542,768	$118,888	$241,172	$280,909
—	—	—	—	—	—
334,302	1,242,950	542,768	118,888	241,172	280,909
110,593,562	503,009,732	212,103,889	45,934,069	72,626,628	74,193,430
2,309	204	205	379	203	368

944	3,516	1,478	336	644	862
—	—	—	—	2,718,852	—
110,931,117	504,256,402	212,648,340	46,053,672	75,587,499	74,475,569

9,786,317	36,769,019	49,295,377	7,784,036	22,321,495	3,926,955

68,958	319,909	108,579	26,329	34,503	50,101
—	—	—	—	911,841	—
—	—	—	—	1,835,733	—
9,855,275	37,088,928	49,403,956	7,810,365	25,103,572	3,977,056
$101,075,842	$467,167,474	$163,244,384	$38,243,307	$50,483,927	$70,498,513

$97,735,261	$449,801,172	$198,489,998	$35,770,677	$50,731,885	$64,557,010
36,500	140,000	40,500	16,000	13,750	28,000
3,304,081	17,226,302	(35,286,114)	2,456,630	(261,708)	5,913,503
$101,075,842	$467,167,474	$163,244,384	$38,243,307	$50,483,927	$70,498,513
$27.69	$33.37	$40.31	$23.90	$36.72	$25.18
3,650,002	14,000,002	4,050,002	1,600,002	1,375,002	2,800,002
$334,302	$1,242,950	$542,768	$118,888	$241,172	$280,909
$—	$—	$—	$—	$—	$—
$334,302	$1,242,950	$542,768	$118,888	$241,172	$280,909
$92,242,006	$430,959,761	$168,336,548	$36,904,223	$62,227,707	$68,556,320
$2,501,317	$27,352,018	$19,195,734	$2,754,255	$11,818,989	$3,795,073
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities (Continued)
February 28, 2026 (Unaudited)

	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May (XMAY)	FT Vest International Equity Moderate Buffer ETF - June (YJUN)	FT Vest Nasdaq-100® Buffer ETF - June (QJUN)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June (XJUN)
ASSETS:
Investments, at value - Unaffiliated	$103,642	$849,281	$2,931,938	$733,574
Investments, at value - Affiliated	—	—	—	—
Total investments, at value	103,642	849,281	2,931,938	733,574
Options contracts purchased, at value	22,542,235	157,163,839	614,970,047	169,755,434
Due from broker	209	205	22,481	204
Receivables:
Dividends	317	2,394	8,165	2,056
Investment securities sold	—	—	—	—
Total Assets	22,646,403	158,015,719	617,932,631	170,491,268

LIABILITIES:
Options contracts written, at value	4,172,046	14,117,161	28,160,212	32,855,230
Payables:
Investment advisory fees	13,292	99,772	405,196	90,044
Investment securities purchased	—	—	—	—
Capital shares redeemed	—	—	—	—
Total Liabilities	4,185,338	14,216,933	28,565,408	32,945,274
NET ASSETS	$18,461,065	$143,798,786	$589,367,223	$137,545,994

NET ASSETS consist of:
Paid-in capital	$18,449,501	$152,911,188	$603,014,674	$145,616,238
Par value	5,250	54,500	184,500	31,750
Accumulated distributable earnings (loss)	6,314	(9,166,902)	(13,831,951)	(8,101,994)
NET ASSETS	$18,461,065	$143,798,786	$589,367,223	$137,545,994
NET ASSET VALUE, per share	$35.16	$26.39	$31.94	$43.32
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	525,002	5,450,002	18,450,002	3,175,002
Investments, at cost - Unaffiliated	$103,642	$849,281	$2,931,938	$733,574
Investments, at cost - Affiliated	$—	$—	$—	$—
Total investments, at cost	$103,642	$849,281	$2,931,938	$733,574
Premiums paid on options contracts purchased	$19,383,380	$135,294,345	$567,250,494	$144,712,841
Premiums received on options contracts written	$2,233,705	$4,236,564	$35,482,287	$17,401,997
See Notes to Financial Statements

FT Vest Nasdaq- 100® Conservative Buffer ETF - July (QCJL)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July (XJUL)	FT Vest Nasdaq- 100® Moderate Buffer ETF - August (QMAG)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August (XAUG)	FT Vest International Equity Moderate Buffer ETF - September (YSEP)	FT Vest Nasdaq- 100® Buffer ETF - September (QSPT)

$425,024	$283,064	$396,765	$172,920	$1,028,194	$3,931,428
—	—	—	—	—	—
425,024	283,064	396,765	172,920	1,028,194	3,931,428
71,968,190	51,264,152	61,379,204	27,883,419	134,387,818	524,450,521
129	204	410	205	209	590

1,213	784	1,108	566	2,845	10,991
—	—	—	—	—	—
72,394,556	51,548,204	61,777,487	28,057,110	135,419,066	528,393,530

3,361,882	7,218,744	2,568,260	3,541,675	7,801,951	21,249,750

48,162	29,148	40,796	18,155	87,216	350,049
—	—	—	—	—	—
—	—	—	—	—	—
3,410,044	7,247,892	2,609,056	3,559,830	7,889,167	21,599,799
$68,984,512	$44,300,312	$59,168,431	$24,497,280	$127,529,899	$506,793,731

$69,804,139	$51,200,580	$59,383,394	$26,767,093	$112,887,742	$477,398,129
29,000	11,250	25,000	6,500	47,000	160,500
(848,627)	(6,911,518)	(239,963)	(2,276,313)	14,595,157	29,235,102
$68,984,512	$44,300,312	$59,168,431	$24,497,280	$127,529,899	$506,793,731
$23.79	$39.38	$23.67	$37.69	$27.13	$31.58
2,900,002	1,125,002	2,500,002	650,002	4,700,002	16,050,002
$425,024	$283,064	$396,765	$172,920	$1,028,194	$3,931,428
$—	$—	$—	$—	$—	$—
$425,024	$283,064	$396,765	$172,920	$1,028,194	$3,931,428
$69,086,668	$47,007,125	$60,217,100	$26,114,382	$122,526,020	$524,641,563
$4,061,606	$5,245,838	$3,252,488	$2,846,217	$3,446,604	$31,884,291
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities (Continued)
February 28, 2026 (Unaudited)

	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September (XSEP)	FT Vest Nasdaq-100® Conservative Buffer ETF - October (QCOC)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October (XOCT)	FT Vest Nasdaq-100® Moderate Buffer ETF - November (QMNV)
ASSETS:
Investments, at value - Unaffiliated	$775,255	$677,597	$652,351	$579,740
Investments, at value - Affiliated	—	—	—	—
Total investments, at value	775,255	677,597	652,351	579,740
Options contracts purchased, at value	111,288,652	79,041,351	84,804,189	60,929,437
Due from broker	205	158	221	318
Receivables:
Dividends	2,187	1,791	1,805	1,602
Investment securities sold	—	—	—	—
Total Assets	112,066,299	79,720,897	85,458,566	61,511,097

LIABILITIES:
Options contracts written, at value	11,756,747	3,412,147	9,457,617	3,163,958
Payables:
Investment advisory fees	67,041	53,266	49,449	40,199
Investment securities purchased	—	—	—	—
Capital shares redeemed	—	—	—	—
Total Liabilities	11,823,788	3,465,413	9,507,066	3,204,157
NET ASSETS	$100,242,511	$76,255,484	$75,951,500	$58,306,940

NET ASSETS consist of:
Paid-in capital	$104,033,846	$71,056,964	$81,325,530	$52,629,341
Par value	23,500	34,000	20,000	25,000
Accumulated distributable earnings (loss)	(3,814,835)	5,164,520	(5,394,030)	5,652,599
NET ASSETS	$100,242,511	$76,255,484	$75,951,500	$58,306,940
NET ASSET VALUE, per share	$42.66	$22.43	$37.98	$23.32
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	2,350,002	3,400,002	2,000,002	2,500,002
Investments, at cost - Unaffiliated	$775,255	$677,597	$652,351	$579,740
Investments, at cost - Affiliated	$—	$—	$—	$—
Total investments, at cost	$775,255	$677,597	$652,351	$579,740
Premiums paid on options contracts purchased	$108,882,522	$80,127,003	$83,489,699	$60,955,126
Premiums received on options contracts written	$12,192,164	$5,311,250	$10,282,529	$4,363,731
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November (XNOV)	FT Vest International Equity Moderate Buffer ETF - December (YDEC)	FT Vest Nasdaq- 100® Buffer ETF - December (QDEC)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December (XDEC)	FT Vest Laddered International Moderate Buffer ETF (BUFY)	FT Vest Laddered Enhance & Moderate Buffer ETF (BUFX)

$230,261	$1,483,784	$6,271,696	$1,679,479	$8,773	$846
—	—	—	—	75,762,995	9,613,943
230,261	1,483,784	6,271,696	1,679,479	75,771,768	9,614,789
26,007,210	152,140,862	637,184,805	188,210,753	—	—
205	209	971	3,526	—	—

637	4,006	17,025	4,651	11	2
—	—	—	—	—	—
26,238,313	153,628,861	643,474,497	189,898,409	75,771,779	9,614,791

3,349,045	9,006,748	36,392,961	20,982,573	—	—

14,894	96,812	409,484	110,208	5,300	707
—	—	—	—	—	—
—	—	—	—	—	—
3,363,939	9,103,560	36,802,445	21,092,781	5,300	707
$22,874,374	$144,525,301	$606,672,052	$168,805,628	$75,766,479	$9,614,084

$19,955,967	$136,337,785	$581,209,264	$198,483,246	$69,898,963	$9,285,345
6,000	53,000	187,500	41,000	33,000	4,500
2,912,407	8,134,516	25,275,288	(29,718,618)	5,834,516	324,239
$22,874,374	$144,525,301	$606,672,052	$168,805,628	$75,766,479	$9,614,084
$38.12	$27.27	$32.36	$41.17	$22.96	$21.36
600,002	5,300,002	18,750,002	4,100,002	3,300,002	450,002
$230,261	$1,483,784	$6,271,696	$1,679,479	$8,773	$846
$—	$—	$—	$—	$70,354,233	$9,286,307
$230,261	$1,483,784	$6,271,696	$1,679,479	$70,363,006	$9,287,153
$25,375,899	$142,442,405	$644,144,518	$187,832,300	$—	$—
$3,298,094	$4,813,971	$41,106,873	$22,235,264	$—	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Operations
For the Six Months Ended February 28, 2026 (Unaudited)

	FT Vest Nasdaq-100® Conservative Buffer ETF - January (QCJA)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January (XJAN)	FT Vest Nasdaq-100® Moderate Buffer ETF - February (QMFE)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February (XFEB)
INVESTMENT INCOME:
Dividends - Unaffiliated	$6,286	$5,831	$3,797	$4,512
Total investment income	6,286	5,831	3,797	4,512

EXPENSES:
Investment advisory fees	234,205	219,705	175,068	179,827
Other expenses	4,118	3,239	3,592	3,522
Total expenses	238,323	222,944	178,660	183,349
NET INVESTMENT INCOME (LOSS)	(232,037)	(217,113)	(174,863)	(178,837)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Affiliated	—	—	—	—
In-kind redemptions - Affiliated	—	—	—	—
Purchased options contracts	(2,240,025)	2,811,369	(2,704,271)	5,597,287
Written options contracts	(1,154,469)	(4,425,812)	(126,039)	(4,018,904)
In-kind redemptions - Purchased options contracts	7,721,601	6,098,649	7,758,456	3,253,808
In-kind redemptions - Written options contracts	366,677	(703,512)	824,073	(501,326)
Net realized gain (loss)	4,693,784	3,780,694	5,752,219	4,330,865
Net change in unrealized appreciation (depreciation) on:
Investments - Affiliated	—	—	—	—
Purchased options contracts	(2,698,985)	(3,577,607)	(2,599,711)	(5,196,077)
Written options contracts	362,352	1,924,309	(169,590)	2,719,956
Net change in unrealized appreciation (depreciation)	(2,336,633)	(1,653,298)	(2,769,301)	(2,476,121)
NET REALIZED AND UNREALIZED GAIN (LOSS)	2,357,151	2,127,396	2,982,918	1,854,744
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,125,114	$1,910,283	$2,808,055	$1,675,907
See Notes to Financial Statements

FT Vest International Equity Moderate Buffer ETF - March (YMAR)	FT Vest Nasdaq- 100® Buffer ETF - March (QMAR)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March (XMAR)	FT Vest Nasdaq- 100® Conservative Buffer ETF - April (QCAP)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April (XAPR)	FT Vest Nasdaq- 100® Moderate Buffer ETF - May (QMMY)

$12,748	$40,762	$16,614	$4,345	$6,228	$9,936
12,748	40,762	16,614	4,345	6,228	9,936

522,575	2,015,087	724,742	175,546	220,896	365,123
10,281	32,564	13,540	3,136	1,439	5,551
532,856	2,047,651	738,282	178,682	222,335	370,674
(520,108)	(2,006,889)	(721,668)	(174,337)	(216,107)	(360,738)

—	—	—	—	—	—
—	—	—	—	—	—
284,547	1,089,386	2,682,804	—	13,115	—
(11,689)	(331,515)	(1,871,648)	—	(10,507)	—
5,612,848	5,561,622	2,368,296	1,058,939	3,438,202	3,062,194
(273,273)	(508,433)	(1,207,699)	(520,073)	(166,696)	(16,133)
5,612,433	5,811,060	1,971,753	538,866	3,274,114	3,046,061

—	—	—	—	—	—
10,060,613	18,096,654	11,370,471	1,663,466	2,262,429	1,197,477
(7,299,522)	1,906,090	(6,665,691)	(694,714)	(3,689,997)	115,325
2,761,091	20,002,744	4,704,780	968,752	(1,427,568)	1,312,802
8,373,524	25,813,804	6,676,533	1,507,618	1,846,546	4,358,863
$7,853,416	$23,806,915	$5,954,865	$1,333,281	$1,630,439	$3,998,125
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Operations (Continued)
For the Six Months Ended February 28, 2026 (Unaudited)

	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May (XMAY)	FT Vest International Equity Moderate Buffer ETF - June (YJUN)	FT Vest Nasdaq-100® Buffer ETF - June (QJUN)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June (XJUN)
INVESTMENT INCOME:
Dividends - Unaffiliated	$2,934	$24,873	$81,823	$19,952
Total investment income	2,934	24,873	81,823	19,952

EXPENSES:
Investment advisory fees	89,927	708,741	2,674,567	601,214
Other expenses	1,545	11,210	43,534	11,764
Total expenses	91,472	719,951	2,718,101	612,978
NET INVESTMENT INCOME (LOSS)	(88,538)	(695,078)	(2,636,278)	(593,026)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Affiliated	—	—	—	—
In-kind redemptions - Affiliated	—	—	—	—
Purchased options contracts	149,603	954,295	1,928,111	416,931
Written options contracts	(86,418)	(246,603)	(730,857)	(266,689)
In-kind redemptions - Purchased options contracts	870,508	2,466,855	10,261,519	2,030,360
In-kind redemptions - Written options contracts	(396,052)	(251,023)	(2,240,297)	(1,110,921)
Net realized gain (loss)	537,641	2,923,524	9,218,476	1,069,681
Net change in unrealized appreciation (depreciation) on:
Investments - Affiliated	—	—	—	—
Purchased options contracts	795,472	16,977,892	19,786,833	9,606,695
Written options contracts	(473,230)	(9,213,258)	5,613,246	(5,115,601)
Net change in unrealized appreciation (depreciation)	322,242	7,764,634	25,400,079	4,491,094
NET REALIZED AND UNREALIZED GAIN (LOSS)	859,883	10,688,158	34,618,555	5,560,775
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$771,345	$9,993,080	$31,982,277	$4,967,749
See Notes to Financial Statements

FT Vest Nasdaq- 100® Conservative Buffer ETF - July (QCJL)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July (XJUL)	FT Vest Nasdaq- 100® Moderate Buffer ETF - August (QMAG)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August (XAUG)	FT Vest International Equity Moderate Buffer ETF - September (YSEP)	FT Vest Nasdaq- 100® Buffer ETF - September (QSPT)

$11,970	$7,918	$9,861	$5,079	$21,450	$79,809
11,970	7,918	9,861	5,079	21,450	79,809

332,764	202,428	259,621	119,542	541,165	2,170,123
3,873	4,921	1,805	4,059	8,007	29,760
336,637	207,349	261,426	123,601	549,172	2,199,883
(324,667)	(199,431)	(251,565)	(118,522)	(527,722)	(2,120,074)

—	—	—	—	—	—
—	—	—	—	—	—
4,062	—	(5,412,907)	312,208	(5,355,315)	(10,983,167)
(1,675)	—	(1,443,954)	(136,837)	574,586	(15,304,679)
968,499	795,238	6,238,258	107,717	14,798,871	74,220,157
(251,244)	(277,256)	1,504,837	(35,784)	1,194,135	8,636,168
719,642	517,982	886,234	247,304	11,212,277	56,568,479

—	—	—	—	—	—
2,469,663	2,718,857	1,350,745	1,572,020	4,936,478	(39,461,947)
287,059	(1,226,824)	557,652	(620,954)	(5,511,305)	292,748
2,756,722	1,492,033	1,908,397	951,066	(574,827)	(39,169,199)
3,476,364	2,010,015	2,794,631	1,198,370	10,637,450	17,399,280
$3,151,697	$1,810,584	$2,543,066	$1,079,848	$10,109,728	$15,279,206
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Operations (Continued)
For the Six Months Ended February 28, 2026 (Unaudited)

	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September (XSEP)	FT Vest Nasdaq-100® Conservative Buffer ETF - October (QCOC)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October (XOCT)	FT Vest Nasdaq-100® Moderate Buffer ETF - November (QMNV)
INVESTMENT INCOME:
Dividends - Unaffiliated	$17,458	$10,292	$13,136	$6,501
Total investment income	17,458	10,292	13,136	6,501

EXPENSES:
Investment advisory fees	453,810	289,466	381,297	200,065
Other expenses	9,517	2,827	7,093	3,236
Total expenses	463,327	292,293	388,390	203,301
NET INVESTMENT INCOME (LOSS)	(445,869)	(282,001)	(375,254)	(196,800)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Affiliated	—	—	—	—
In-kind redemptions - Affiliated	—	—	—	—
Purchased options contracts	15,296,597	(1,888,433)	8,727,700	(1,458,902)
Written options contracts	(17,550,542)	(1,876,052)	(8,667,483)	(376,129)
In-kind redemptions - Purchased options contracts	10,963,393	7,033,827	9,529,723	4,611,559
In-kind redemptions - Written options contracts	5,125	457,004	(823,720)	208,435
Net realized gain (loss)	8,714,573	3,726,346	8,766,220	2,984,963
Net change in unrealized appreciation (depreciation) on:
Investments - Affiliated	—	—	—	—
Purchased options contracts	(15,247,905)	(3,632,401)	(10,153,631)	(1,695,563)
Written options contracts	10,020,450	1,847,802	5,470,241	1,190,149
Net change in unrealized appreciation (depreciation)	(5,227,455)	(1,784,599)	(4,683,390)	(505,414)
NET REALIZED AND UNREALIZED GAIN (LOSS)	3,487,118	1,941,747	4,082,830	2,479,549
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,041,249	$1,659,746	$3,707,576	$2,282,749
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November (XNOV)	FT Vest International Equity Moderate Buffer ETF - December (YDEC)	FT Vest Nasdaq- 100® Buffer ETF - December (QDEC)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December (XDEC)	FT Vest Laddered International Moderate Buffer ETF (BUFY)	FT Vest Laddered Enhance & Moderate Buffer ETF (BUFX)

$3,548	$12,676	$67,652	$23,658	$66	$27
3,548	12,676	67,652	23,658	66	27

105,052	416,465	2,462,412	795,569	25,675	3,681
1,978	5,815	39,640	14,620	2,051	—
107,030	422,280	2,502,052	810,189	27,726	3,681
(103,482)	(409,604)	(2,434,400)	(786,531)	(27,660)	(3,654)

—	—	—	—	228	257
—	—	—	—	472,039	—
552,588	4,566,216	(8,784,349)	28,726,294	—	—
(1,407,729)	(5,421,185)	2,449,638	(13,582,406)	—	—
2,932,065	10,238,286	70,641,731	3,186,298	—	—
67,132	918,544	21,339,218	(294,086)	—	—
2,144,056	10,301,861	85,646,238	18,036,100	472,267	257

—	—	—	—	3,266,344	262,238
(1,718,347)	(1,413,735)	(29,442,789)	(13,786,723)	—	—
933,741	(1,210,102)	(14,654,439)	3,719,411	—	—
(784,606)	(2,623,837)	(44,097,228)	(10,067,312)	3,266,344	262,238
1,359,450	7,678,024	41,549,010	7,968,788	3,738,611	262,495
$1,255,968	$7,268,420	$39,114,610	$7,182,257	$3,710,951	$258,841
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets

	FT Vest Nasdaq-100® Conservative Buffer ETF - January (QCJA)		FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January (XJAN)
	Six Months Ended 2/28/2026 (Unaudited)	Period Ended 8/31/2025 (a)	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025
OPERATIONS:
Net investment income (loss)	$(232,037)	$(240,761)	$(217,113)	$(398,049)
Net realized gain (loss)	4,693,784	1,274,615	3,780,694	4,542,900
Net change in unrealized appreciation (depreciation)	(2,336,633)	2,178,392	(1,653,298)	62,782
Net increase (decrease) in net assets resulting from operations	2,125,114	3,212,246	1,910,283	4,207,633

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	81,601,002	56,660,518	31,651,748	70,243,520
Cost of shares redeemed	(52,899,888)	(10,377,644)	(33,976,590)	(88,587,192)
Net increase (decrease) in net assets resulting from shareholder transactions	28,701,114	46,282,874	(2,324,842)	(18,343,672)
Total increase (decrease) in net assets	30,826,228	49,495,120	(414,559)	(14,136,039)

NET ASSETS:
Beginning of period	49,495,120	—	41,926,674	56,062,713
End of period	$80,321,348	$49,495,120	$41,512,115	$41,926,674

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	2,350,002	—	1,175,002	1,700,002
Shares sold	3,700,000	2,850,002	875,000	2,100,000
Shares redeemed	(2,400,000)	(500,000)	(925,000)	(2,625,000)
Shares outstanding, end of period	3,650,002	2,350,002	1,125,002	1,175,002

(a)	Inception date is January 17, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Inception date is February 21, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest Nasdaq-100® Moderate Buffer ETF - February (QMFE)		FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February (XFEB)		FT Vest International Equity Moderate Buffer ETF - March (YMAR)
Six Months Ended 2/28/2026 (Unaudited)	Period Ended 8/31/2025 (b)	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025

$(174,863)	$(187,392)	$(178,837)	$(332,567)	$(520,108)	$(967,059)
5,752,219	1,928,285	4,330,865	2,985,246	5,612,433	5,844,710
(2,769,301)	2,745,512	(2,476,121)	1,749,024	2,761,091	4,312,719
2,808,055	4,486,405	1,675,907	4,401,703	7,853,416	9,190,370

37,336,345	49,281,404	—	74,485,284	5,374,133	155,060,257
(44,061,156)	(12,392,221)	(11,458,029)	(55,919,548)	(46,968,592)	(129,127,347)
(6,724,811)	36,889,183	(11,458,029)	18,565,736	(41,594,459)	25,932,910
(3,916,756)	41,375,588	(9,782,122)	22,967,439	(33,741,043)	35,123,280

41,375,588	—	48,468,496	25,501,057	134,816,885	99,693,605
$37,458,832	$41,375,588	$38,686,374	$48,468,496	$101,075,842	$134,816,885

1,950,002	—	1,400,002	800,002	5,200,002	4,150,002
1,650,000	2,550,002	—	2,300,000	200,000	6,350,000
(1,950,000)	(600,000)	(325,000)	(1,700,000)	(1,750,000)	(5,300,000)
1,650,002	1,950,002	1,075,002	1,400,002	3,650,002	5,200,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest Nasdaq-100® Buffer ETF - March (QMAR)		FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March (XMAR)
	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025
OPERATIONS:
Net investment income (loss)	$(2,006,889)	$(3,747,434)	$(721,668)	$(1,408,659)
Net realized gain (loss)	5,811,060	36,603,545	1,971,753	19,895,731
Net change in unrealized appreciation (depreciation)	20,002,744	16,185,107	4,704,780	(842,926)
Net increase (decrease) in net assets resulting from operations	23,806,915	49,041,218	5,954,865	17,644,146

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	31,004,603	453,812,300	1,963,611	49,911,318
Cost of shares redeemed	(38,800,992)	(468,306,905)	(18,904,225)	(75,804,875)
Net increase (decrease) in net assets resulting from shareholder transactions	(7,796,389)	(14,494,605)	(16,940,614)	(25,893,557)
Total increase (decrease) in net assets	16,010,526	34,546,613	(10,985,749)	(8,249,411)

NET ASSETS:
Beginning of period	451,156,948	416,610,335	174,230,133	182,479,544
End of period	$467,167,474	$451,156,948	$163,244,384	$174,230,133

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	14,250,002	14,800,002	4,475,002	5,175,002
Shares sold	950,000	15,750,000	50,000	1,375,000
Shares redeemed	(1,200,000)	(16,300,000)	(475,000)	(2,075,000)
Shares outstanding, end of period	14,000,002	14,250,002	4,050,002	4,475,002
See Notes to Financial Statements

FT Vest Nasdaq-100® Conservative Buffer ETF - April (QCAP)		FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April (XAPR)		FT Vest Nasdaq-100® Moderate Buffer ETF - May (QMMY)
Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025

$(174,337)	$(304,968)	$(216,107)	$(277,986)	$(360,738)	$(581,125)
538,866	1,767,709	3,274,114	2,893,193	3,046,061	15,381,526
968,752	1,980,480	(1,427,568)	750,316	1,312,802	3,710,968
1,333,281	3,443,221	1,630,439	3,365,523	3,998,125	18,511,369

—	43,359,329	4,525,415	82,676,145	1,262,989	235,030,850
(3,534,930)	(37,338,854)	(7,275,131)	(48,655,928)	(26,024,555)	(218,076,230)
(3,534,930)	6,020,475	(2,749,716)	34,020,217	(24,761,566)	16,954,620
(2,201,649)	9,463,696	(1,119,277)	37,385,740	(20,763,441)	35,465,989

40,444,956	30,981,260	51,603,204	14,217,464	91,261,954	55,795,965
$38,243,307	$40,444,956	$50,483,927	$51,603,204	$70,498,513	$91,261,954

1,750,002	1,450,002	1,450,002	450,002	3,800,002	2,700,002
—	2,000,000	125,000	2,475,000	50,000	10,850,000
(150,000)	(1,700,000)	(200,000)	(1,475,000)	(1,050,000)	(9,750,000)
1,600,002	1,750,002	1,375,002	1,450,002	2,800,002	3,800,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May (XMAY)		FT Vest International Equity Moderate Buffer ETF - June (YJUN)
	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025
OPERATIONS:
Net investment income (loss)	$(88,538)	$(197,456)	$(695,078)	$(1,378,684)
Net realized gain (loss)	537,641	1,552,913	2,923,524	15,320,493
Net change in unrealized appreciation (depreciation)	322,242	639,967	7,764,634	(1,423,027)
Net increase (decrease) in net assets resulting from operations	771,345	1,995,424	9,993,080	12,518,782

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	857,444	31,866,259	5,084,027	199,270,512
Cost of shares redeemed	(5,219,502)	(33,362,857)	(38,424,896)	(218,917,756)
Net increase (decrease) in net assets resulting from shareholder transactions	(4,362,058)	(1,496,598)	(33,340,869)	(19,647,244)
Total increase (decrease) in net assets	(3,590,713)	498,826	(23,347,789)	(7,128,462)

NET ASSETS:
Beginning of period	22,051,778	21,552,952	167,146,575	174,275,037
End of period	$18,461,065	$22,051,778	$143,798,786	$167,146,575

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	650,002	700,002	6,750,002	7,700,002
Shares sold	25,000	1,000,000	200,000	8,250,000
Shares redeemed	(150,000)	(1,050,000)	(1,500,000)	(9,200,000)
Shares outstanding, end of period	525,002	650,002	5,450,002	6,750,002
See Notes to Financial Statements

FT Vest Nasdaq-100® Buffer ETF - June (QJUN)		FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June (XJUN)		FT Vest Nasdaq-100® Conservative Buffer ETF - July (QCJL)
Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025

$(2,636,278)	$(4,606,050)	$(593,026)	$(1,310,948)	$(324,667)	$(506,637)
9,218,476	48,429,473	1,069,681	17,099,380	719,642	7,775,112
25,400,079	26,825,164	4,491,094	680,690	2,756,722	40,659
31,982,277	70,648,587	4,967,749	16,469,122	3,151,697	7,309,134

20,694,985	811,461,664	—	83,026,175	—	111,692,964
(94,477,355)	(735,802,462)	(12,833,637)	(140,630,535)	(12,966,671)	(88,583,042)
(73,782,370)	75,659,202	(12,833,637)	(57,604,360)	(12,966,671)	23,109,922
(41,800,093)	146,307,789	(7,865,888)	(41,135,238)	(9,814,974)	30,419,056

631,167,316	484,859,527	145,411,882	186,547,120	78,799,486	48,380,430
$589,367,223	$631,167,316	$137,545,994	$145,411,882	$68,984,512	$78,799,486

20,800,002	18,250,002	3,475,002	4,950,002	3,450,002	2,400,002
650,000	28,200,000	—	2,075,000	—	5,100,000
(3,000,000)	(25,650,000)	(300,000)	(3,550,000)	(550,000)	(4,050,000)
18,450,002	20,800,002	3,175,002	3,475,002	2,900,002	3,450,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July (XJUL)		FT Vest Nasdaq-100® Moderate Buffer ETF - August (QMAG)
	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025
OPERATIONS:
Net investment income (loss)	$(199,431)	$(433,233)	$(251,565)	$(421,447)
Net realized gain (loss)	517,982	5,920,288	886,234	7,700,746
Net change in unrealized appreciation (depreciation)	1,492,033	(215,989)	1,908,397	(259,013)
Net increase (decrease) in net assets resulting from operations	1,810,584	5,271,066	2,543,066	7,020,286

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	958,233	50,499,329	18,544,075	74,763,302
Cost of shares redeemed	(5,893,244)	(60,290,605)	(10,605,001)	(105,187,637)
Net increase (decrease) in net assets resulting from shareholder transactions	(4,935,011)	(9,791,276)	7,939,074	(30,424,335)
Total increase (decrease) in net assets	(3,124,427)	(4,520,210)	10,482,140	(23,404,049)

NET ASSETS:
Beginning of period	47,424,739	51,944,949	48,686,291	72,090,340
End of period	$44,300,312	$47,424,739	$59,168,431	$48,686,291

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,250,002	1,500,002	2,150,002	3,600,002
Shares sold	25,000	1,400,000	800,000	3,450,000
Shares redeemed	(150,000)	(1,650,000)	(450,000)	(4,900,000)
Shares outstanding, end of period	1,125,002	1,250,002	2,500,002	2,150,002
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August (XAUG)		FT Vest International Equity Moderate Buffer ETF - September (YSEP)		FT Vest Nasdaq-100® Buffer ETF - September (QSPT)
Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025

$(118,522)	$(303,234)	$(527,722)	$(665,961)	$(2,120,074)	$(3,220,525)
247,304	4,333,018	11,212,277	6,716,027	56,568,479	45,857,496
951,066	(58,462)	(574,827)	3,296,000	(39,169,199)	11,275,999
1,079,848	3,971,322	10,109,728	9,346,066	15,279,206	53,912,970

911,320	51,129,441	137,558,020	113,954,294	437,218,933	410,173,090
(7,429,826)	(52,715,757)	(114,797,477)	(62,894,257)	(353,292,316)	(349,771,361)
(6,518,506)	(1,586,316)	22,760,543	51,060,037	83,926,617	60,401,729
(5,438,658)	2,385,006	32,870,271	60,406,103	99,205,823	114,314,699

29,935,938	27,550,932	94,659,628	34,253,525	407,587,908	293,273,209
$24,497,280	$29,935,938	$127,529,899	$94,659,628	$506,793,731	$407,587,908

825,002	825,002	3,800,002	1,500,002	13,350,002	11,100,002
25,000	1,500,000	5,400,000	5,050,000	14,100,000	15,300,000
(200,000)	(1,500,000)	(4,500,000)	(2,750,000)	(11,400,000)	(13,050,000)
650,002	825,002	4,700,002	3,800,002	16,050,002	13,350,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September (XSEP)		FT Vest Nasdaq-100® Conservative Buffer ETF - October (QCOC)
	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Six Months Ended 2/28/2026 (Unaudited)	Period Ended 8/31/2025 (c)
OPERATIONS:
Net investment income (loss)	$(445,869)	$(1,012,254)	$(282,001)	$(268,553)
Net realized gain (loss)	8,714,573	13,907,211	3,726,346	1,171,251
Net change in unrealized appreciation (depreciation)	(5,227,455)	(2,085,572)	(1,784,599)	2,598,050
Net increase (decrease) in net assets resulting from operations	3,041,249	10,809,385	1,659,746	3,500,748

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	50,893,358	79,870,112	80,901,992	46,627,272
Cost of shares redeemed	(81,015,372)	(113,036,953)	(42,098,653)	(14,335,621)
Net increase (decrease) in net assets resulting from shareholder transactions	(30,122,014)	(33,166,841)	38,803,339	32,291,651
Total increase (decrease) in net assets	(27,080,765)	(22,357,456)	40,463,085	35,792,399

NET ASSETS:
Beginning of period	127,323,276	149,680,732	35,792,399	—
End of period	$100,242,511	$127,323,276	$76,255,484	$35,792,399

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	3,075,002	3,925,002	1,650,002	—
Shares sold	1,225,000	2,075,000	3,650,000	2,350,002
Shares redeemed	(1,950,000)	(2,925,000)	(1,900,000)	(700,000)
Shares outstanding, end of period	2,350,002	3,075,002	3,400,002	1,650,002

(c)	Inception date is October 18, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(d)	Inception date is November 15, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October (XOCT)		FT Vest Nasdaq-100® Moderate Buffer ETF - November (QMNV)		FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November (XNOV)
Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Six Months Ended 2/28/2026 (Unaudited)	Period Ended 8/31/2025 (d)	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025

$(375,254)	$(638,403)	$(196,800)	$(272,152)	$(103,482)	$(187,862)
8,766,220	(4,432,528)	2,984,963	1,958,772	2,144,056	1,610,108
(4,683,390)	13,012,844	(505,414)	1,679,498	(784,606)	800,790
3,707,576	7,941,913	2,282,749	3,366,118	1,255,968	2,223,036

22,195,618	123,108,105	58,293,025	61,254,070	17,617,270	26,941,853
(66,841,504)	(72,333,575)	(36,238,828)	(30,650,194)	(21,392,030)	(39,734,564)
(44,645,886)	50,774,530	22,054,197	30,603,876	(3,774,760)	(12,792,711)
(40,938,310)	58,716,443	24,336,946	33,969,994	(2,518,792)	(10,569,675)

116,889,810	58,173,367	33,969,994	—	25,393,166	35,962,841
$75,951,500	$116,889,810	$58,306,940	$33,969,994	$22,874,374	$25,393,166

3,200,002	1,725,002	1,550,002	—	700,002	1,075,002
600,000	3,600,000	2,550,000	3,050,002	475,000	800,000
(1,800,000)	(2,125,000)	(1,600,000)	(1,500,000)	(575,000)	(1,175,000)
2,000,002	3,200,002	2,500,002	1,550,002	600,002	700,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest International Equity Moderate Buffer ETF - December (YDEC)		FT Vest Nasdaq-100® Buffer ETF - December (QDEC)
	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025
OPERATIONS:
Net investment income (loss)	$(409,604)	$(602,361)	$(2,434,400)	$(4,100,765)
Net realized gain (loss)	10,301,861	979,383	85,646,238	52,518,504
Net change in unrealized appreciation (depreciation)	(2,623,837)	2,991,196	(44,097,228)	11,234,750
Net increase (decrease) in net assets resulting from operations	7,268,420	3,368,218	39,114,610	59,652,489

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	106,548,488	86,202,457	513,423,813	537,783,791
Cost of shares redeemed	(45,611,910)	(83,561,746)	(490,107,449)	(408,665,803)
Net increase (decrease) in net assets resulting from shareholder transactions	60,936,578	2,640,711	23,316,364	129,117,988
Total increase (decrease) in net assets	68,204,998	6,008,929	62,430,974	188,770,477

NET ASSETS:
Beginning of period	76,320,303	70,311,374	544,241,078	355,470,601
End of period	$144,525,301	$76,320,303	$606,672,052	$544,241,078

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	3,000,002	2,850,002	18,050,002	13,500,002
Shares sold	4,050,000	3,700,000	15,950,000	19,350,000
Shares redeemed	(1,750,000)	(3,550,000)	(15,250,000)	(14,800,000)
Shares outstanding, end of period	5,300,002	3,000,002	18,750,002	18,050,002

(e)	Inception date is September 25, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(f)	Inception date is June 24, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December (XDEC)		FT Vest Laddered International Moderate Buffer ETF (BUFY)		FT Vest Laddered Enhance & Moderate Buffer ETF (BUFX)
Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Six Months Ended 2/28/2026 (Unaudited)	Period Ended 8/31/2025 (e)	Six Months Ended 2/28/2026 (Unaudited)	Period Ended 8/31/2025 (f)

$(786,531)	$(2,004,347)	$(27,660)	$(17,115)	$(3,654)	$(610)
18,036,100	28,779,767	472,267	(4,076)	257	—
(10,067,312)	(8,372,250)	3,266,344	2,142,418	262,238	65,398
7,182,257	18,403,170	3,710,951	2,121,227	258,841	64,788

27,071,614	61,934,201	36,830,757	36,423,504	4,204,278	5,086,177
(55,964,594)	(215,202,303)	(3,319,960)	—	—	—
(28,892,980)	(153,268,102)	33,510,797	36,423,504	4,204,278	5,086,177
(21,710,723)	(134,864,932)	37,221,748	38,544,731	4,463,119	5,150,965

190,516,351	325,381,283	38,544,731	—	5,150,965	—
$168,805,628	$190,516,351	$75,766,479	$38,544,731	$9,614,084	$5,150,965

4,800,002	8,900,002	1,800,002	—	250,002	—
675,000	1,675,000	1,650,000	1,800,002	200,000	250,002
(1,375,000)	(5,775,000)	(150,000)	—	—	—
4,100,002	4,800,002	3,300,002	1,800,002	450,002	250,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights
For a share outstanding throughout each period
FT Vest Nasdaq-100® Conservative Buffer ETF - January (QCJA)

	Six Months Ended 2/28/2026 (Unaudited)	Period Ended 8/31/2025 (a)

Net asset value, beginning of period	$21.06	$19.83
Income from investment operations:
Net investment income (loss) (b)	(0.10)	(0.11)
Net realized and unrealized gain (loss)	1.05	1.34
Total from investment operations	0.95	1.23
Net asset value, end of period	$22.01	$21.06
Total return (c)	4.51%	6.20%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$80,321	$49,495
Ratio of total expenses to average net assets	0.92% (d) (e)	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.89)% (d)	(0.87)% (d)
Portfolio turnover rate (f)	0%	0%

(a)	Inception date is January 17, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January (XJAN)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$35.68	$32.98	$30.87
Income from investment operations:
Net investment income (loss) (b)	(0.15)	(0.28)	(0.16)
Net realized and unrealized gain (loss)	1.37	2.98	2.27
Total from investment operations	1.22	2.70	2.11
Net asset value, end of period	$36.90	$35.68	$32.98
Total return (c)	3.42%	8.19%	6.84%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$41,512	$41,927	$56,063
Ratio of total expenses to average net assets	0.86% (d) (e)	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.84)% (d)	(0.82)%	(0.81)% (d)
Portfolio turnover rate (f)	0%	0%	0%

(a)	Inception date is January 19, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Nasdaq-100® Moderate Buffer ETF - February (QMFE)

	Six Months Ended 2/28/2026 (Unaudited)	Period Ended 8/31/2025 (a)

Net asset value, beginning of period	$21.22	$19.99
Income from investment operations:
Net investment income (loss) (b)	(0.10)	(0.09)
Net realized and unrealized gain (loss)	1.58	1.32
Total from investment operations	1.48	1.23
Net asset value, end of period	$22.70	$21.22
Total return (c)	6.97%	6.15%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$37,459	$41,376
Ratio of total expenses to average net assets	0.92% (d) (e)	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.90)% (d)	(0.86)% (d)
Portfolio turnover rate (f)	0%	0%

(a)	Inception date is February 21, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February (XFEB)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$34.62	$31.88	$29.97
Income from investment operations:
Net investment income (loss) (b)	(0.15)	(0.27)	(0.13)
Net realized and unrealized gain (loss)	1.52	3.01	2.04
Total from investment operations	1.37	2.74	1.91
Net asset value, end of period	$35.99	$34.62	$31.88
Total return (c)	3.96%	8.59%	6.37%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$38,686	$48,468	$25,501
Ratio of total expenses to average net assets	0.87% (d) (e)	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.85)% (d)	(0.82)%	(0.80)% (d)
Portfolio turnover rate (f)	0%	0%	0%

(a)	Inception date is February 16, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest International Equity Moderate Buffer ETF - March (YMAR)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,				Period Ended 8/31/2021 (a)
		2025	2024	2023	2022
Net asset value, beginning of period	$25.93	$24.02	$20.89	$17.97	$21.14	$20.02
Income from investment operations:
Net investment income (loss)	(0.12) (b)	(0.21) (b)	(0.19) (b)	(0.17) (b)	(0.08)	(0.04)
Net realized and unrealized gain (loss)	1.88	2.12	3.32	3.09	(3.09)	1.16
Total from investment operations	1.76	1.91	3.13	2.92	(3.17)	1.12
Net asset value, end of period	$27.69	$25.93	$24.02	$20.89	$17.97	$21.14
Total return (c)	6.79%	7.95%	14.98%	16.25%	(15.00)%	5.59%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$101,076	$134,817	$99,694	$59,540	$37,730	$12,687
Ratio of total expenses to average net assets	0.92% (d) (e)	0.90%	0.90%	0.90%	0.90%	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.90)% (d)	(0.87)%	(0.86)%	(0.86)%	(0.89)%	(0.90)% (d)
Portfolio turnover rate (f)	0%	0%	0%	0%	0%	0%

(a)	Inception date is March 19, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Nasdaq-100® Buffer ETF - March (QMAR)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,				Period Ended 8/31/2021 (a)
		2025	2024	2023	2022
Net asset value, beginning of period	$31.66	$28.15	$24.44	$20.29	$22.22	$20.04
Income from investment operations:
Net investment income (loss)	(0.15) (b)	(0.26) (b)	(0.23) (b)	(0.19) (b)	(0.07)	(0.06)
Net realized and unrealized gain (loss)	1.86	3.77	3.94	4.34	(1.86)	2.24
Total from investment operations	1.71	3.51	3.71	4.15	(1.93)	2.18
Net asset value, end of period	$33.37	$31.66	$28.15	$24.44	$20.29	$22.22
Total return (c)	5.40%	12.47%	15.18%	20.45%	(8.69)%	10.88%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$467,167	$451,157	$416,610	$185,736	$46,657	$18,885
Ratio of total expenses to average net assets	0.91% (d) (e)	0.90%	0.90%	0.90%	0.90%	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.90)% (d)	(0.87)%	(0.86)%	(0.86)%	(0.89)%	(0.90)% (d)
Portfolio turnover rate (f)	0%	0%	0%	0%	0%	0%

(a)	Inception date is March 19, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March (XMAR)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,		Period Ended 8/31/2023 (a)
		2025	2024
Net asset value, beginning of period	$38.93	$35.26	$31.92	$29.64
Income from investment operations:
Net investment income (loss) (b)	(0.17)	(0.30)	(0.27)	(0.12)
Net realized and unrealized gain (loss)	1.55	3.97	3.61	2.40
Total from investment operations	1.38	3.67	3.34	2.28
Net asset value, end of period	$40.31	$38.93	$35.26	$31.92
Total return (c)	3.54%	10.41%	10.46%	7.69%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$163,244	$174,230	$182,480	$268,891
Ratio of total expenses to average net assets	0.87% (d) (e)	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.85)% (d)	(0.82)%	(0.81)%	(0.82)% (d)
Portfolio turnover rate (f)	0%	0%	0%	0%

(a)	Inception date is March 17, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Nasdaq-100® Conservative Buffer ETF - April (QCAP)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$23.11	$21.37	$19.90
Income from investment operations:
Net investment income (loss) (b)	(0.10)	(0.20)	(0.07)
Net realized and unrealized gain (loss)	0.89	1.94	1.54
Total from investment operations	0.79	1.74	1.47
Net asset value, end of period	$23.90	$23.11	$21.37
Total return (c)	3.42%	8.14%	7.39%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$38,243	$40,445	$30,981
Ratio of total expenses to average net assets	0.92% (d) (e)	0.90%	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.89)% (d)	(0.88)%	(0.90)% (d)
Portfolio turnover rate (f)	0%	0%	0%

(a)	Inception date is April 19, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April (XAPR)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$35.59	$31.59	$29.71
Income from investment operations:
Net investment income (loss) (b)	(0.15)	(0.28)	(0.10)
Net realized and unrealized gain (loss)	1.28	4.28	1.98
Total from investment operations	1.13	4.00	1.88
Net asset value, end of period	$36.72	$35.59	$31.59
Total return (c)	3.18%	12.66%	6.33%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$50,484	$51,603	$14,217
Ratio of total expenses to average net assets	0.86% (d) (e)	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.83)% (d)	(0.83)%	(0.86)% (d)
Portfolio turnover rate (f)	0%	0%	0%

(a)	Inception date is April 19, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Nasdaq-100® Moderate Buffer ETF - May (QMMY)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$24.02	$20.67	$19.88
Income from investment operations:
Net investment income (loss) (b)	(0.11)	(0.20)	(0.05)
Net realized and unrealized gain (loss)	1.27	3.55	0.84
Total from investment operations	1.16	3.35	0.79
Net asset value, end of period	$25.18	$24.02	$20.67
Total return (c)	4.83%	16.21%	3.97%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$70,499	$91,262	$55,796
Ratio of total expenses to average net assets	0.91% (d) (e)	0.90%	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.89)% (d)	(0.88)%	(0.90)% (d)
Portfolio turnover rate (f)	0%	0%	0%

(a)	Inception date is May 17, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May (XMAY)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$33.93	$30.79	$29.65
Income from investment operations:
Net investment income (loss) (b)	(0.14)	(0.26)	(0.07)
Net realized and unrealized gain (loss)	1.37	3.40	1.21
Total from investment operations	1.23	3.14	1.14
Net asset value, end of period	$35.16	$33.93	$30.79
Total return (c)	3.63%	10.20%	3.84%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$18,461	$22,052	$21,553
Ratio of total expenses to average net assets	0.86% (d) (e)	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.84)% (d)	(0.82)%	(0.80)% (d)
Portfolio turnover rate (f)	0%	0%	0%

(a)	Inception date is May 17, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest International Equity Moderate Buffer ETF - June (YJUN)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,				Period Ended 8/31/2021 (a)
		2025	2024	2023	2022
Net asset value, beginning of period	$24.76	$22.63	$20.20	$17.44	$20.44	$19.95
Income from investment operations:
Net investment income (loss)	(0.11) (b)	(0.20) (b)	(0.18) (b)	(0.17) (b)	(0.07)	(0.02)
Net realized and unrealized gain (loss)	1.74	2.33	2.61	2.93	(2.93)	0.51
Total from investment operations	1.63	2.13	2.43	2.76	(3.00)	0.49
Net asset value, end of period	$26.39	$24.76	$22.63	$20.20	$17.44	$20.44
Total return (c)	6.58%	9.41%	12.03%	15.83%	(14.68)%	2.46%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$143,799	$167,147	$174,275	$114,123	$29,654	$13,285
Ratio of total expenses to average net assets	0.91% (d) (e)	0.90%	0.90%	0.90%	0.90%	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.88)% (d)	(0.86)%	(0.86)%	(0.86)%	(0.89)%	(0.90)% (d)
Portfolio turnover rate (f)	0%	0%	0%	0%	0%	0%

(a)	Inception date is June 18, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Nasdaq-100® Buffer ETF - June (QJUN)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,				Period Ended 8/31/2021 (a)
		2025	2024	2023	2022
Net asset value, beginning of period	$30.34	$26.57	$22.61	$18.79	$20.96	$19.87
Income from investment operations:
Net investment income (loss)	(0.14) (b)	(0.24) (b)	(0.21) (b)	(0.17) (b)	(0.05)	(0.03)
Net realized and unrealized gain (loss)	1.74	4.01	4.17	3.99	(2.12)	1.12
Total from investment operations	1.60	3.77	3.96	3.82	(2.17)	1.09
Net asset value, end of period	$31.94	$30.34	$26.57	$22.61	$18.79	$20.96
Total return (c)	5.27%	14.19%	17.51%	20.33%	(10.35)%	5.49%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$589,367	$631,167	$484,860	$362,916	$92,048	$33,533
Ratio of total expenses to average net assets	0.91% (d) (e)	0.90%	0.90%	0.90%	0.90%	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.89)% (d)	(0.87)%	(0.86)%	(0.86)%	(0.89)%	(0.90)% (d)
Portfolio turnover rate (f)	0%	0%	0%	0%	0%	0%

(a)	Inception date is June 18, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June (XJUN)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,				Period Ended 8/31/2021 (a)
		2025	2024	2023	2022
Net asset value, beginning of period	$41.85	$37.69	$33.74	$30.31	$30.11	$29.72
Income from investment operations:
Net investment income (loss)	(0.18) (b)	(0.32) (b)	(0.29) (b)	(0.26) (b)	(0.03)	(0.03)
Net realized and unrealized gain (loss)	1.65	4.48	4.24	3.69	0.23	0.42
Total from investment operations	1.47	4.16	3.95	3.43	0.20	0.39
Net asset value, end of period	$43.32	$41.85	$37.69	$33.74	$30.31	$30.11
Total return (c)	3.51%	11.04%	11.71%	11.32%	0.66%	1.31%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$137,546	$145,412	$186,547	$348,400	$110,647	$6,023
Ratio of total expenses to average net assets	0.87% (d) (e)	0.85%	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.84)% (d)	(0.82)%	(0.81)%	(0.82)%	(0.84)%	(0.85)% (d)
Portfolio turnover rate (f)	0%	0%	0%	0%	0%	0%

(a)	Inception date is July 12, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Nasdaq-100® Conservative Buffer ETF - July (QCJL)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$22.84	$20.16	$19.96
Income from investment operations:
Net investment income (loss) (b)	(0.10)	(0.19)	(0.02)
Net realized and unrealized gain (loss)	1.05	2.87	0.22
Total from investment operations	0.95	2.68	0.20
Net asset value, end of period	$23.79	$22.84	$20.16
Total return (c)	4.16%	13.29%	1.00%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$68,985	$78,799	$48,380
Ratio of total expenses to average net assets	0.91% (d) (e)	0.90%	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.88)% (d)	(0.89)%	(0.90)% (d)
Portfolio turnover rate (f)	0%	0%	0%

(a)	Inception date is July 19, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July (XJUL)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,		Period Ended 8/31/2023 (a)
		2025	2024
Net asset value, beginning of period	$37.94	$34.63	$30.88	$30.75
Income from investment operations:
Net investment income (loss) (b)	(0.16)	(0.29)	(0.27)	(0.03)
Net realized and unrealized gain (loss)	1.60	3.60	4.02	0.16
Total from investment operations	1.44	3.31	3.75	0.13
Net asset value, end of period	$39.38	$37.94	$34.63	$30.88
Total return (c)	3.80%	9.56%	12.14%	0.42%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$44,300	$47,425	$51,945	$37,827
Ratio of total expenses to average net assets	0.87% (d) (e)	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.84)% (d)	(0.82)%	(0.83)%	(0.85)% (d)
Portfolio turnover rate (f)	0%	0%	0%	0%

(a)	Inception date is July 21, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Nasdaq-100® Moderate Buffer ETF - August (QMAG)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$22.64	$20.03	$19.95
Income from investment operations:
Net investment income (loss) (b)	(0.10)	(0.19)	(0.01)
Net realized and unrealized gain (loss)	1.13	2.80	0.09
Total from investment operations	1.03	2.61	0.08
Net asset value, end of period	$23.67	$22.64	$20.03
Total return (c)	4.55%	13.03%	0.40%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$59,168	$48,686	$72,090
Ratio of total expenses to average net assets	0.91% (d) (e)	0.90%	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.87)% (d)	(0.89)%	(0.86)% (d)
Portfolio turnover rate (f)	0%	0%	0%

(a)	Inception date is August 16, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August (XAUG)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,		Period Ended 8/31/2023 (a)
		2025	2024
Net asset value, beginning of period	$36.29	$33.39	$30.13	$29.68
Income from investment operations:
Net investment income (loss) (b)	(0.16)	(0.28)	(0.26)	(0.01)
Net realized and unrealized gain (loss)	1.56	3.18	3.52	0.46
Total from investment operations	1.40	2.90	3.26	0.45
Net asset value, end of period	$37.69	$36.29	$33.39	$30.13
Total return (c)	3.86%	8.69%	10.82%	1.52%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$24,497	$29,936	$27,551	$35,400
Ratio of total expenses to average net assets	0.88% (d) (e)	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.84)% (d)	(0.82)%	(0.84)%	(0.85)% (d)
Portfolio turnover rate (f)	0%	0%	0%	0%

(a)	Inception date is August 18, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest International Equity Moderate Buffer ETF - September (YSEP)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,			Period Ended 8/31/2022 (a)
		2025	2024	2023
Net asset value, beginning of period	$24.91	$22.84	$19.82	$17.18	$19.96
Income from investment operations:
Net investment income (loss)	(0.11) (b)	(0.20) (b)	(0.18) (b)	(0.16) (b)	(0.16)
Net realized and unrealized gain (loss)	2.33	2.27	3.20	2.80	(2.62)
Total from investment operations	2.22	2.07	3.02	2.64	(2.78)
Net asset value, end of period	$27.13	$24.91	$22.84	$19.82	$17.18
Total return (c)	8.91%	9.06%	15.24%	15.37%	(13.93)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$127,530	$94,660	$34,254	$23,779	$6,011
Ratio of total expenses to average net assets	0.91% (d) (e)	0.90%	0.90%	0.90%	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.88)% (d)	(0.87)%	(0.86)%	(0.87)%	(0.90)% (d)
Portfolio turnover rate (f)	0%	0%	0%	0%	0%

(a)	Inception date is September 17, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Nasdaq-100® Buffer ETF - September (QSPT)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,			Period Ended 8/31/2022 (a)
		2025	2024	2023
Net asset value, beginning of period	$30.53	$26.42	$21.97	$18.02	$20.19
Income from investment operations:
Net investment income (loss)	(0.14) (b)	(0.24) (b)	(0.21) (b)	(0.17) (b)	(0.16)
Net realized and unrealized gain (loss)	1.19	4.35	4.66	4.12	(2.01)
Total from investment operations	1.05	4.11	4.45	3.95	(2.17)
Net asset value, end of period	$31.58	$30.53	$26.42	$21.97	$18.02
Total return (c)	3.44%	15.56%	20.25%	21.92%	(10.75)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$506,794	$407,588	$293,273	$109,849	$24,330
Ratio of total expenses to average net assets	0.91% (d) (e)	0.90%	0.90%	0.90%	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.88)% (d)	(0.87)%	(0.87)%	(0.87)%	(0.89)% (d)
Portfolio turnover rate (f)	0%	0%	0%	0%	0%

(a)	Inception date is September 17, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September (XSEP)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,		Period Ended 8/31/2023 (a)
		2025	2024
Net asset value, beginning of period	$41.41	$38.14	$34.36	$30.19
Income from investment operations:
Net investment income (loss) (b)	(0.17)	(0.32)	(0.30)	(0.26)
Net realized and unrealized gain (loss)	1.42	3.59	4.08	4.43
Total from investment operations	1.25	3.27	3.78	4.17
Net asset value, end of period	$42.66	$41.41	$38.14	$34.36
Total return (c)	3.02%	8.57%	11.00%	13.81%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$100,243	$127,323	$149,681	$96,219
Ratio of total expenses to average net assets	0.87% (d) (e)	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.84)% (d)	(0.82)%	(0.81)%	(0.84)% (d)
Portfolio turnover rate (f)	0%	0%	0%	0%

(a)	Inception date is September 21, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Nasdaq-100® Conservative Buffer ETF - October (QCOC)

	Six Months Ended 2/28/2026 (Unaudited)	Period Ended 8/31/2025 (a)

Net asset value, beginning of period	$21.69	$19.78
Income from investment operations:
Net investment income (loss) (b)	(0.10)	(0.16)
Net realized and unrealized gain (loss)	0.84	2.07
Total from investment operations	0.74	1.91
Net asset value, end of period	$22.43	$21.69
Total return (c)	3.41%	9.66%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$76,255	$35,792
Ratio of total expenses to average net assets	0.91% (d) (e)	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.88)% (d)	(0.89)% (d)
Portfolio turnover rate (f)	0%	0%

(a)	Inception date is October 18, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October (XOCT)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$36.53	$33.72	$30.33
Income from investment operations:
Net investment income (loss) (b)	(0.16)	(0.28)	(0.23)
Net realized and unrealized gain (loss)	1.61	3.09	3.62
Total from investment operations	1.45	2.81	3.39
Net asset value, end of period	$37.98	$36.53	$33.72
Total return (c)	3.97%	8.33%	11.18%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$75,952	$116,890	$58,173
Ratio of total expenses to average net assets	0.87% (d) (e)	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.84)% (d)	(0.82)%	(0.83)% (d)
Portfolio turnover rate (f)	0%	0%	0%

(a)	Inception date is October 20, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Nasdaq-100® Moderate Buffer ETF - November (QMNV)

	Six Months Ended 2/28/2026 (Unaudited)	Period Ended 8/31/2025 (a)

Net asset value, beginning of period	$21.92	$19.86
Income from investment operations:
Net investment income (loss) (b)	(0.10)	(0.14)
Net realized and unrealized gain (loss)	1.50	2.20
Total from investment operations	1.40	2.06
Net asset value, end of period	$23.32	$21.92
Total return (c)	6.39%	10.37%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$58,307	$33,970
Ratio of total expenses to average net assets	0.91% (d) (e)	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.89)% (d)	(0.88)% (d)
Portfolio turnover rate (f)	0%	0%

(a)	Inception date is November 15, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November (XNOV)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$36.28	$33.45	$30.65
Income from investment operations:
Net investment income (loss) (b)	(0.16)	(0.28)	(0.21)
Net realized and unrealized gain (loss)	2.00	3.11	3.01
Total from investment operations	1.84	2.83	2.80
Net asset value, end of period	$38.12	$36.28	$33.45
Total return (c)	5.07%	8.46%	9.14%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$22,874	$25,393	$35,963
Ratio of total expenses to average net assets	0.87% (d) (e)	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.84)% (d)	(0.82)%	(0.83)% (d)
Portfolio turnover rate (f)	0%	0%	0%

(a)	Inception date is November 17, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest International Equity Moderate Buffer ETF - December (YDEC)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,				Period Ended 8/31/2021 (a)
		2025	2024	2023	2022
Net asset value, beginning of period	$25.44	$24.67	$21.76	$18.63	$21.85	$20.06
Income from investment operations:
Net investment income (loss)	(0.11) (b)	(0.21) (b)	(0.20) (b)	(0.18) (b)	(0.18)	(0.09)
Net realized and unrealized gain (loss)	1.94	0.98	3.11	3.31	(3.04)	1.88
Total from investment operations	1.83	0.77	2.91	3.13	(3.22)	1.79
Net asset value, end of period	$27.27	$25.44	$24.67	$21.76	$18.63	$21.85
Total return (c)	7.19%	3.12%	13.37%	16.80%	(14.74)%	8.92%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$144,525	$76,320	$70,311	$64,192	$11,177	$12,016
Ratio of total expenses to average net assets	0.91% (d) (e)	0.90%	0.90%	0.90%	0.90%	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.89)% (d)	(0.87)%	(0.86)%	(0.87)%	(0.90)%	(0.90)% (d)
Portfolio turnover rate (f)	0%	0%	0%	0%	0%	0%

(a)	Inception date is December 18, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Nasdaq-100® Buffer ETF - December (QDEC)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,				Period Ended 8/31/2021 (a)
		2025	2024	2023	2022
Net asset value, beginning of period	$30.15	$26.33	$22.78	$19.90	$22.56	$19.84
Income from investment operations:
Net investment income (loss)	(0.14) (b)	(0.24) (b)	(0.21) (b)	(0.17) (b)	(0.20)	(0.13)
Net realized and unrealized gain (loss)	2.35	4.06	3.76	3.05	(2.46)	2.85
Total from investment operations	2.21	3.82	3.55	2.88	(2.66)	2.72
Net asset value, end of period	$32.36	$30.15	$26.33	$22.78	$19.90	$22.56
Total return (c)	7.33%	14.51%	15.58%	14.47%	(11.79)%	13.71%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$606,672	$544,241	$355,471	$143,521	$71,629	$78,952
Ratio of total expenses to average net assets	0.91% (d) (e)	0.90%	0.90%	0.90%	0.90%	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.89)% (d)	(0.87)%	(0.86)%	(0.86)%	(0.90)%	(0.90)% (d)
Portfolio turnover rate (f)	0%	0%	0%	0%	0%	0%

(a)	Inception date is December 18, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December (XDEC)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,			Period Ended 8/31/2022 (a)
		2025	2024	2023
Net asset value, beginning of period	$39.69	$36.56	$33.16	$28.84	$30.35
Income from investment operations:
Net investment income (loss)	(0.17) (b)	(0.31) (b)	(0.28) (b)	(0.25) (b)	(0.10)
Net realized and unrealized gain (loss)	1.65	3.44	3.68	4.57	(1.41)
Total from investment operations	1.48	3.13	3.40	4.32	(1.51)
Net asset value, end of period	$41.17	$39.69	$36.56	$33.16	$28.84
Total return (c)	3.73%	8.56%	10.25%	14.98%	(4.98)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$168,806	$190,516	$325,381	$355,632	$77,855
Ratio of total expenses to average net assets	0.87% (d) (e)	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.84)% (d)	(0.82)%	(0.81)%	(0.82)%	(0.84)% (d)
Portfolio turnover rate (f)	0%	0%	0%	0%	0%

(a)	Inception date is December 17, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Laddered International Moderate Buffer ETF (BUFY)

	Six Months Ended 2/28/2026 (Unaudited)	Period Ended 8/31/2025 (a)

Net asset value, beginning of period	$21.41	$19.94
Income from investment operations:
Net investment income (loss) (b)	(0.01)	(0.02)
Net realized and unrealized gain (loss)	1.56	1.49
Total from investment operations	1.55	1.47
Net asset value, end of period	$22.96	$21.41
Total return (c)	7.24%	7.37%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$75,766	$38,545
Ratio of total expenses to average net assets (d)	0.11% (e) (f)	0.17% (e)
Ratio of net expenses to average net assets (d)	0.11% (e) (f)	0.10% (e)
Ratio of net investment income (loss) to average net assets (d)	(0.11)% (e)	(0.10)% (e)
Portfolio turnover rate (g)	0% (h)	1%

(a)	Inception date is September 25, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(d)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)	Annualized.
(f)	Includes extraordinary expenses. If these extraordinary expenses were not included, the total and net expense ratios would have been 0.10%.
(g)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(h)	Amount is less than 1%.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Laddered Enhance & Moderate Buffer ETF (BUFX)

	Six Months Ended 2/28/2026 (Unaudited)	Period Ended 8/31/2025 (a)

Net asset value, beginning of period	$20.60	$20.11
Income from investment operations:
Net investment income (loss) (b)	(0.01)	(0.00) (c)
Net realized and unrealized gain (loss)	0.77	0.49
Total from investment operations	0.76	0.49
Net asset value, end of period	$21.36	$20.60
Total return (d)	3.69%	2.44%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$9,614	$5,151
Ratio of total expenses to average net assets (e)	0.10% (f)	0.10% (f)
Ratio of net investment income (loss) to average net assets (e)	(0.10)% (f)	(0.10)% (f)
Portfolio turnover rate (g)	0% (h)	0%

(a)	Inception date is June 24, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01.
(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(f)	Annualized.
(g)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(h)	Amount is less than 1%.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund VIII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the thirty funds (each a “Fund” and collectively, the “Funds”), each a non-diversified series of the Trust, listed below. The shares of each Fund are listed and traded on the Cboe BZX Exchange, Inc.

FT Vest Nasdaq-100® Conservative Buffer ETF - January – (ticker “QCJA”)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January – (ticker “XJAN”)
FT Vest Nasdaq-100® Moderate Buffer ETF - February – (ticker “QMFE”)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February – (ticker “XFEB”)
FT Vest International Equity Moderate Buffer ETF - March – (ticker “YMAR”)
FT Vest Nasdaq-100® Buffer ETF - March – (ticker “QMAR”)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March – (ticker “XMAR”)
FT Vest Nasdaq-100® Conservative Buffer ETF - April – (ticker “QCAP”)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April – (ticker “XAPR”)
FT Vest Nasdaq-100® Moderate Buffer ETF - May – (ticker “QMMY”)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May – (ticker “XMAY”)
FT Vest International Equity Moderate Buffer ETF - June – (ticker “YJUN”)
FT Vest Nasdaq-100® Buffer ETF - June – (ticker “QJUN”)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June – (ticker “XJUN”)
FT Vest Nasdaq-100® Conservative Buffer ETF - July – (ticker “QCJL”)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July – (ticker “XJUL”)
FT Vest Nasdaq-100® Moderate Buffer ETF - August – (ticker “QMAG”)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August – (ticker “XAUG”)
FT Vest International Equity Moderate Buffer ETF - September – (ticker “YSEP”)
FT Vest Nasdaq-100® Buffer ETF - September – (ticker “QSPT”)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September – (ticker “XSEP”)
FT Vest Nasdaq-100® Conservative Buffer ETF - October – (ticker “QCOC”)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October – (ticker “XOCT”)
FT Vest Nasdaq-100® Moderate Buffer ETF - November – (ticker “QMNV”)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November – (ticker “XNOV”)
FT Vest International Equity Moderate Buffer ETF - December – (ticker “YDEC”)
FT Vest Nasdaq-100® Buffer ETF - December – (ticker “QDEC”)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December – (ticker “XDEC”)
FT Vest Laddered International Moderate Buffer ETF – (ticker “BUFY”)
FT Vest Laddered Enhance & Moderate Buffer ETF – (ticker “BUFX”)
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund (“ETF”).
The investment objective of QCJA is to seek to provide investors with returns (before fees and expenses) that match the price return of the Invesco QQQ TrustSM, Series 1 (the “Underlying Invesco ETF”), up to a predetermined upside cap of 12.08% while providing a buffer (before fees and expenses) against the first 20% of Underlying Invesco ETF losses, over the period (an “Outcome Period”) from January 20, 2026 to January 15, 2027. Prior to January 20, 2026, the Fund’s investment objective included an upside cap of 12.53% and an Outcome Period of January 21, 2025 through January 16, 2026.
The investment objective of XJAN is to seek to provide investors with returns (before fees and expenses) of approximately twice any positive price return of the State Street® SPDR® S&P 500® ETF Trust (the “Underlying SPDR ETF”), up to a predetermined upside cap of 9.94% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from January 20, 2026 to January 15, 2027. Prior to January 20, 2026, the Fund’s investment objective included an upside cap of 9.74% and an Outcome Period of January 21, 2025 through January 16, 2026.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
The investment objective of QMFE is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying Invesco ETF, up to a predetermined upside cap of 15.01% while providing a buffer (before fees and expenses) against the first 15% of Underlying Invesco ETF losses, over the period from February 23, 2026 through February 19, 2027. Prior to February 23, 2026, the Fund’s investment objective included an upside cap of 14.52% and an Outcome Period of February 24, 2025 through February 20, 2026.
The investment objective of XFEB is to seek to provide investors with returns (before fees and expenses) of approximately twice any positive price return of the Underlying SPDR ETF, up to a predetermined upside cap of 10.26% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from February 23, 2026 through February 19, 2027. Prior to February 23, 2026, the Fund’s investment objective included an upside cap of 9.80% and an Outcome Period of February 24, 2025 through February 20, 2026.
The investment objective of YMAR is to seek to provide investors with returns (before fees and expenses) that match the price return of the iShares MSCI EAFE ETF (the “Underlying MSCI ETF”), up to a predetermined upside cap of 15.40% while providing a buffer (before fees and expenses) against the first 15% of Underlying MSCI ETF losses, over the period from March 24, 2025 through March 20, 2026.
The investment objective of QMAR is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying Invesco ETF, up to a predetermined upside cap of 18.22% while providing a buffer (before fees and expenses) against the first 10% of Underlying Invesco ETF losses, over the period from March 24, 2025 through March 20, 2026.
The investment objective of XMAR is to seek to provide investors with returns (before fees and expenses) of approximately twice any positive price return of the Underlying SPDR ETF, up to a predetermined upside cap of 10.48% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from March 24, 2025 through March 20, 2026.
The investment objective of QCAP is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying Invesco ETF, up to a predetermined upside cap of 14.77% while providing a buffer (before fees and expenses) against the first 20% of Underlying Invesco ETF losses, over the period from April 21, 2025 through April 17, 2026.
The investment objective of XAPR is to seek to provide investors with returns (before fees and expenses) of approximately twice any positive price return of the Underlying SPDR ETF, up to a predetermined upside cap of 12.58% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from April 21, 2025 through April 17, 2026.
The investment objective of QMMY is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying Invesco ETF, up to a predetermined upside cap of 15.20% while providing a buffer (before fees and expenses) against the first 15% of Underlying Invesco ETF losses, over the period from May 19, 2025 through May 15, 2026.
The investment objective of XMAY is to seek to provide investors with returns (before fees and expenses) of approximately twice any positive price return of the Underlying SPDR ETF, up to a predetermined upside cap of 10.38% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from May 19, 2025 through May 15, 2026.
The investment objective of YJUN is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying MSCI ETF, up to a predetermined upside cap of 12.94% while providing a buffer (before fees and expenses) against the first 15% of Underlying MSCI ETF losses, over the period from June 23, 2025 through June 18, 2026.
The investment objective of QJUN is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying Invesco ETF, up to a predetermined upside cap of 18.21% while providing a buffer (before fees and expenses) against the first 10% of Underlying Invesco ETF losses, over the period from June 23, 2025 through June 18, 2026.
The investment objective of XJUN is to seek to provide investors with returns (before fees and expenses) of approximately twice any positive price return of the Underlying SPDR ETF, up to a predetermined upside cap of 10.58% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from June 23, 2025 through June 18, 2026.
The investment objective of QCJL is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying Invesco ETF, up to a predetermined upside cap of 12.06% while providing a buffer (before fees and expenses) against the first 20% of Underlying Invesco ETF losses, over the period from July 21, 2025 through July 17, 2026.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
The investment objective of XJUL is to seek to provide investors with returns (before fees and expenses) of approximately twice any positive price return of the Underlying SPDR ETF, up to a predetermined upside cap of 10.10% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from July 21, 2025 through July 17, 2026.
The investment objective of QMAG is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying Invesco ETF, up to a predetermined upside cap of 13.94% while providing a buffer (before fees and expenses) against the first 15% of Underlying Invesco ETF losses, over the period from August 18, 2025 through August 21, 2026.
The investment objective of XAUG is to seek to provide investors with returns (before fees and expenses) of approximately twice any positive price return of the Underlying SPDR ETF, up to a predetermined upside cap of 10.02% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from August 18, 2025 through August 21, 2026.
The investment objective of YSEP is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying MSCI ETF, up to a predetermined upside cap of 13.14% while providing a buffer (before fees and expenses) against the first 15% of Underlying MSCI ETF losses, over the period from September 22, 2025 to September 18, 2026. Prior to September 22, 2025, the Fund’s investment objective included an upside cap of 13.47% while providing a buffer (before fees and expenses) against the first 15% of Underlying MSCI ETF losses, over the period from September 23, 2024 through September 19, 2025.
The investment objective of QSPT is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying Invesco ETF, up to a predetermined upside cap of 16.97% while providing a buffer (before fees and expenses) against the first 10% of Underlying Invesco ETF losses, over the period from September 22, 2025 to September 18, 2026. Prior to September 22, 2025, the Fund’s investment objective included an upside cap of 17.34% and an Outcome Period of September 23, 2024 through September 19, 2025.
The investment objective of XSEP is to seek to provide investors with returns (before fees and expenses) of approximately twice any positive price return of the Underlying SPDR ETF, up to a predetermined upside cap of 9.58% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from September 22, 2025 to September 18, 2026. Prior to September 22, 2025, the Fund’s investment objective included an upside cap of 9.42% and an Outcome Period of September 23, 2024 through September 19, 2025.
The investment objective of QCOC is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying Invesco ETF, up to a predetermined upside cap of 12.41% while providing a buffer (before fees and expenses) against the first 20% of Underlying Invesco ETF losses, over the period from October 20, 2025 through October 16, 2026. Prior to October 20, 2025, the Fund’s investment objective included an upside cap of 12.50% and an Outcome Period of October 21, 2024 through October 17, 2025.
The investment objective of XOCT is to seek to provide investors with returns (before fees and expenses) of approximately twice any positive price return of the Underlying SPDR ETF, up to a predetermined upside cap of 10.26% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from October 20, 2025 to October 16, 2026. Prior to October 20, 2025, the Fund’s investment objective included an upside cap of 9.68% and an Outcome Period of October 21, 2024 through October 17, 2025.
The investment objective of QMNV is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying Invesco ETF, up to a predetermined upside cap of 16.35% while providing a buffer (before fees and expenses) against the first 15% of Underlying Invesco ETF losses, over the period from November 24, 2025 through November 20, 2026. Prior to November 24, 2025, the Fund’s investment objective included an upside cap of 15.09% and an Outcome Period of November 18, 2024 through November 21, 2025.
The investment objective of XNOV is to seek to provide investors with returns (before fees and expenses) of approximately twice any positive price return of the Underlying SPDR ETF, up to a predetermined upside cap of 11.06% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from November 24, 2025 through November 20, 2026. Prior to November 24, 2025, the Fund’s investment objective included an upside cap of 10.08% and an Outcome Period of November 18, 2024 through November 21, 2025.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
The investment objective of YDEC is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying MSCI ETF, up to a predetermined upside cap of 13.03% while providing a buffer (before fees and expenses) against the first 15% of Underlying MSCI ETF losses, over the period from December 22, 2025 to December 18, 2026. Prior to December 22, 2025, the Fund’s investment objective included an upside cap of 16.82% and an Outcome Period of December 23, 2024 through December 19, 2025.
The investment objective of QDEC is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying Invesco ETF, up to a predetermined upside cap of 18.22% while providing a buffer (before fees and expenses) against the first 10% of Underlying Invesco ETF losses, over the period from December 22, 2025 to December 18, 2026. Prior to December 22, 2025, the Fund’s investment objective included an upside cap of 18.18% and an Outcome Period of December 23, 2024 through December 19, 2025.
The investment objective of XDEC is to seek to provide investors with returns (before fees and expenses) of approximately twice any positive price return of the Underlying SPDR ETF, up to a predetermined upside cap of 10.06% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from December 22, 2025 to December 18, 2026. Prior to December 22, 2025, the Fund’s investment objective included an upside cap of 10.16% and an Outcome Period of December 23, 2024 through December 19, 2025.
Under normal market conditions, each Fund, except BUFY and BUFX, will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of a specified reference ETF, either the State Street® SPDR® S&P 500® ETF Trust, the Invesco QQQ TrustSM, Series 1, or the iShares MSCI EAFE ETF (the “Underlying ETF”).
The investment objective of BUFY is to seek to provide investors with capital appreciation. BUFY seeks to achieve its investment objective by providing investors with international developed market equity exposure while attempting to limit downside risk through a laddered portfolio of FT Vest International Equity Moderate Buffer ETFs (the “Underlying International Laddered ETFs”). Under normal market conditions, BUFY will invest substantially all of its assets in Underlying International Laddered ETFs. Unlike the Underlying International Laddered ETFs, BUFY itself does not pursue a target outcome strategy. The buffer is only provided by the Underlying International Laddered ETFs and BUFY itself does not provide any stated buffer against losses. In order to understand BUFY’s strategy and risks, it is important to understand the strategies and risks of the Underlying International Laddered ETFs.
The investment objective of BUFX is to seek to provide investors with capital appreciation. BUFX seeks to achieve its investment objective by providing investors with US large-cap equity market exposure while attempting to limit downside risk through a laddered portfolio of twelve FT Vest U.S. Equity Enhance & Moderate Buffer ETFs (the “Underlying Enhance Laddered ETFs”). Under normal market conditions, BUFX will invest substantially all of its assets in Underlying Enhance Laddered ETFs. Unlike the Underlying Enhance Laddered ETFs, BUFX itself does not pursue a target outcome strategy. The buffer is only provided by the Underlying Enhance Laddered ETFs and BUFX itself does not provide any stated buffer against losses. In order to understand BUFX’s strategy and risks, it is important to understand the strategies and risks of the Underlying Enhance Laddered ETFs.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Exchange-traded options contracts (other than FLEX Option contracts) are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Over-the-counter options contracts are valued as follows, depending on the market in which the instrument trades: (1) the mean of their most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option. FLEX Option contracts are normally valued using a model-based price provided by a third-party pricing vendor. On days when a trade in a FLEX Option contract occurs within 15 minutes before or after the close of the respective exchange, the trade price will be used to value such FLEX Option contracts in lieu of the model price.
ETFs and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of February 28, 2026, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.
C. FLEX Options
FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. FLEX Options are guaranteed for settlement by the Options Clearing Corporation.
Each Fund, with the exception of BUFY and BUFX, purchases and sells call and put FLEX Options based on the performance of the Underlying ETF. The FLEX Options that each Fund holds that reference the Underlying ETF will give each Fund the right to receive or deliver shares of the Underlying ETF on the option expiration date at a strike price, depending on whether the option is a put or call option and whether each Fund purchases or sells the option. The FLEX Options held by each Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. All options held by each Fund at February 28, 2026 are FLEX Options.
D. Affiliated Transactions
BUFY and BUFX invest in securities of affiliated funds. BUFY’s and BUFX’s investment performance and risks are directly related to the investment performance and risks of the affiliated funds. The affiliated funds’ financial statements may be found at SEC.gov. Dividend income, if any, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statements of Operations.
Amounts relating to investments in affiliated funds in BUFY at February 28, 2026, and for the six months then ended are as follows:

Security Name	Shares at 2/28/2026	Value at 8/31/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 2/28/2026	Dividend Income
FT Vest International Equity Moderate Buffer ETF - March	679,486	$9,625,946	$9,200,979	$(849,096)	$729,360	$111,244	$18,818,433	$—
FT Vest International Equity Moderate Buffer ETF - June	713,322	9,595,401	9,173,565	(777,396)	729,651	110,480	18,831,701	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
Security Name	Shares at 2/28/2026	Value at 8/31/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 2/28/2026	Dividend Income
FT Vest International Equity Moderate Buffer ETF - September	702,653	$9,742,958	$9,259,997	$(1,074,173)	$972,176	$159,348	$19,060,306	$—
FT Vest International Equity Moderate Buffer ETF - December	699,433	9,578,676	9,271,187	(723,660)	835,157	91,195	19,052,555	—
		$38,542,981	$36,905,728	$(3,424,325)	$3,266,344	$472,267	$75,762,995	$—
Amounts relating to investments in affiliated funds in BUFX at February 28, 2026, and for the six months then ended are as follows:

Security Name	Shares at 2/28/2026	Value at 8/31/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 2/28/2026	Dividend Income
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January	21,658	$430,775	$350,942	$(2,158)	$19,538	$20	$799,117	$—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February	22,314	430,856	350,912	(2,442)	22,757	23	802,106	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March	19,959	427,435	355,290	(79)	20,704	—	803,350	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April	21,873	426,167	357,920	(73)	19,055	—	803,069	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May	22,845	429,247	352,481	(241)	22,069	1	803,557	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June	18,546	428,311	353,765	(86)	20,963	—	802,953	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July	20,353	428,319	350,414	(154)	22,817	1	801,397	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August	21,231	426,856	351,240	(375)	21,987	4	799,712	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September	18,773	428,941	352,703	(84)	18,493	—	800,053	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October	21,090	431,484	350,120	(4,159)	22,948	46	800,439	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November	20,974	429,872	351,172	(11,567)	29,784	130	799,391	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December	19,414	430,927	350,585	(3,868)	21,123	32	798,799	—
		$5,149,190	$4,227,544	$(25,286)	$262,238	$257	$9,613,943	$—
E. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid annually, with the exception of BUFY and BUFX which are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future. During their applicable taxable periods, none of the Funds paid a distribution in 2025 or 2024.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
As of the applicable taxable year end, the components of distributable earnings on a tax basis for each Fund were as follows:

	Taxable Year-End	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
FT Vest Nasdaq-100® Conservative Buffer ETF - January	31-Jan-25	$—	$(5)	$1,041
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January	31-Jan-25	(25,052)	(7,891,646)	141,531
FT Vest Nasdaq-100® Moderate Buffer ETF - February	28-Feb-25	—	—	78,682
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February	28-Feb-25	(35,502)	(5,067,476)	(59,707)
FT Vest International Equity Moderate Buffer ETF - March	31-Mar-25	(220,748)	(13,249,819)	(1,237,119)
FT Vest Nasdaq-100® Buffer ETF - March	31-Mar-25	(957,961)	(48,670,820)	(5,546,377)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March	31-Mar-25	(350,506)	(50,985,475)	(581,066)
FT Vest Nasdaq-100® Conservative Buffer ETF - April	30-Apr-25	(89,090)	(2,251,119)	836,040
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April	30-Apr-25	(97,587)	(3,555,096)	265,345
FT Vest Nasdaq-100® Moderate Buffer ETF - May	31-May-25	(244,431)	(1,997,388)	(154,446)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May	31-May-25	(90,505)	(1,529,080)	(24,090)
FT Vest International Equity Moderate Buffer ETF - June	30-Jun-25	(663,684)	(23,175,068)	2,170,740
FT Vest Nasdaq-100® Buffer ETF - June	30-Jun-25	(2,254,525)	(74,387,195)	16,074,575
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June	30-Jun-25	(647,926)	(17,337,652)	2,142,695
FT Vest Nasdaq-100® Conservative Buffer ETF - July	31-Jul-25	(268,989)	(4,546,814)	177,383
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July	31-Jul-25	(254,950)	(9,233,990)	169,505
FT Vest Nasdaq-100® Moderate Buffer ETF - August	31-Aug-25	(167,359)	(2,553,605)	(62,065)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August	31-Aug-25	(213,670)	(3,265,004)	122,513
FT Vest International Equity Moderate Buffer ETF - September	30-Sep-24	(226,829)	(5,079,802)	248,080
FT Vest Nasdaq-100® Buffer ETF - September	30-Sep-24	(1,798,937)	(36,371,334)	2,022,747
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September	30-Sep-24	(848,599)	(16,413,121)	490,478
FT Vest Nasdaq-100® Conservative Buffer ETF - October	31-Oct-24	—	—	(245,284)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October	31-Oct-24	(356,069)	(16,371,672)	(581,749)
FT Vest Nasdaq-100® Moderate Buffer ETF - November	30-Nov-24	—	—	126,092
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November	30-Nov-24	(192,234)	(99,461)	219,088
FT Vest International Equity Moderate Buffer ETF - December	31-Dec-24	—	(8,348,837)	115,265
FT Vest Nasdaq-100® Buffer ETF - December	31-Dec-24	—	(55,465,642)	(3,306,207)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December	31-Dec-24	—	(48,693,425)	152,993
FT Vest Laddered International Moderate Buffer ETF	31-Aug-25	(14,759)	—	2,138,324
FT Vest Laddered Enhance & Moderate Buffer ETF	31-Aug-25	—	—	65,398
F. Income Taxes
Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For YMAR, QMAR, YJUN, QJUN, and XJUN the taxable years ended 2022, 2023, 2024, and 2025 remain open to federal and state audit. For YSEP, QSPT, YDEC, QDEC, and XDEC the taxable years ended 2021, 2022, 2023, and 2024 remain open to federal and state audit. For XMAR, XJUL, and XAUG the taxable years ended 2023, 2024, and 2025 remain open to federal and state audit. For XSEP the taxable years ended 2022, 2023, and 2024 remain open to federal and state audit. For XJAN, XFEB, QCAP, XAPR, QMMY, XMAY, QCJL, QMAG, and BUFY the taxable years ended 2024 and 2025 remain open to federal and state audit. For XOCT and XNOV the taxable years ended 2023 and 2024 remain open to federal and state audit. For QCJA, QMFE, and BUFX the taxable year ended 2025 remains open to federal and state audit. For QCOC and QMNV the taxable year ended 2024 remains open to federal and state audit. As of February 28, 2026, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At each Fund’s applicable taxable year end, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

	Taxable Year End	Non-Expiring Capital Loss Carryforwards
FT Vest Nasdaq-100® Conservative Buffer ETF - January	31-Jan-25	$5
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January	31-Jan-25	7,891,646
FT Vest Nasdaq-100® Moderate Buffer ETF - February	28-Feb-25	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February	28-Feb-25	5,067,476
FT Vest International Equity Moderate Buffer ETF - March	31-Mar-25	13,249,819
FT Vest Nasdaq-100® Buffer ETF - March	31-Mar-25	48,670,820
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March	31-Mar-25	50,985,475
FT Vest Nasdaq-100® Conservative Buffer ETF - April	30-Apr-25	2,251,119
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April	30-Apr-25	3,555,096
FT Vest Nasdaq-100® Moderate Buffer ETF - May	31-May-25	1,997,388
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May	31-May-25	1,529,080
FT Vest International Equity Moderate Buffer ETF - June	30-Jun-25	23,175,068
FT Vest Nasdaq-100® Buffer ETF - June	30-Jun-25	74,387,195
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June	30-Jun-25	17,337,652
FT Vest Nasdaq-100® Conservative Buffer ETF - July	31-Jul-25	4,546,814
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July	31-Jul-25	9,233,990
FT Vest Nasdaq-100® Moderate Buffer ETF - August	31-Aug-25	2,553,605
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August	31-Aug-25	3,265,004
FT Vest International Equity Moderate Buffer ETF - September	30-Sep-24	5,079,802
FT Vest Nasdaq-100® Buffer ETF - September	30-Sep-24	36,371,334
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September	30-Sep-24	16,413,121
FT Vest Nasdaq-100® Conservative Buffer ETF - October	31-Oct-24	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October	31-Oct-24	16,371,672
FT Vest Nasdaq-100® Moderate Buffer ETF - November	30-Nov-24	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November	30-Nov-24	99,461
FT Vest International Equity Moderate Buffer ETF - December	31-Dec-24	8,348,837
FT Vest Nasdaq-100® Buffer ETF - December	31-Dec-24	55,465,642

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
	Taxable Year End	Non-Expiring Capital Loss Carryforwards
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December	31-Dec-24	$48,693,425
FT Vest Laddered International Moderate Buffer ETF	31-Aug-25	—
FT Vest Laddered Enhance & Moderate Buffer ETF	31-Aug-25	—
During the applicable taxable year end, the Funds listed below utilized non-expiring capital loss carryforwards in the following amounts:

Capital Loss Utilized
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March	$11,822,088
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June	4,458,023
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July	1,153,943
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December	9,251,494
Certain losses realized during the current taxable year may be deferred and treated as occurring on the first day of the following taxable year for federal income tax purposes. At each Fund’s applicable taxable year end, the following Funds incurred and elected to defer net late year ordinary or capital losses as follows:

	Taxable Year End	Qualified Late Year Losses
		Ordinary Losses	Capital Losses
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January	31-Jan-25	$25,052	$—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February	28-Feb-25	35,502	—
FT Vest International Equity Moderate Buffer ETF - March	31-Mar-25	220,748	—
FT Vest Nasdaq-100® Buffer ETF - March	31-Mar-25	957,961	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March	31-Mar-25	350,506	—
FT Vest Nasdaq-100® Conservative Buffer ETF - April	30-Apr-25	89,090	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April	30-Apr-25	97,587	—
FT Vest Nasdaq-100® Moderate Buffer ETF - May	31-May-25	244,431	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May	31-May-25	90,505	—
FT Vest International Equity Moderate Buffer ETF - June	30-Jun-25	663,684	—
FT Vest Nasdaq-100® Buffer ETF - June	30-Jun-25	2,254,525	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June	30-Jun-25	647,926	—
FT Vest Nasdaq-100® Conservative Buffer ETF - July	31-Jul-25	268,989	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July	31-Jul-25	254,950	—
FT Vest Nasdaq-100® Moderate Buffer ETF - August	31-Aug-25	167,359	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August	31-Aug-25	213,670	—
FT Vest International Equity Moderate Buffer ETF - September	30-Sep-24	226,829	—
FT Vest Nasdaq-100® Buffer ETF - September	30-Sep-24	1,798,937	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September	30-Sep-24	848,599	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October	31-Oct-24	356,069	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November	30-Nov-24	192,234	—
FT Vest Laddered International Moderate Buffer ETF	31-Aug-25	14,759	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
As of February 28, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
FT Vest Nasdaq-100® Conservative Buffer ETF - January	$80,529,704	$1,116,704	$(1,274,945)	$(158,241)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January	41,517,953	718,356	(699,124)	19,232
FT Vest Nasdaq-100® Moderate Buffer ETF - February	37,505,250	56,558	(80,347)	(23,789)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February	38,764,365	352,540	(406,977)	(54,437)
FT Vest International Equity Moderate Buffer ETF - March	90,074,991	25,014,764	(13,948,208)	11,066,556
FT Vest Nasdaq-100® Buffer ETF - March	404,850,693	113,346,755	(50,713,785)	62,632,970
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March	149,683,582	55,572,348	(41,904,650)	13,667,698
FT Vest Nasdaq-100® Conservative Buffer ETF - April	34,268,856	12,687,201	(8,687,136)	4,000,065
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April	50,649,890	12,594,067	(12,697,652)	(103,585)
FT Vest Nasdaq-100® Moderate Buffer ETF - May	65,042,156	11,280,728	(5,775,500)	5,505,228
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May	17,253,317	4,308,791	(3,088,277)	1,220,514
FT Vest International Equity Moderate Buffer ETF - June	131,907,062	29,747,774	(17,758,877)	11,988,897
FT Vest Nasdaq-100® Buffer ETF - June	534,700,145	92,571,025	(37,529,397)	55,041,628
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June	128,044,418	33,391,220	(23,801,860)	9,589,360
FT Vest Nasdaq-100® Conservative Buffer ETF - July	65,450,086	6,234,409	(2,653,163)	3,581,246
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July	42,044,351	6,338,207	(4,054,086)	2,284,121
FT Vest Nasdaq-100® Moderate Buffer ETF - August	57,361,377	3,196,541	(1,350,209)	1,846,332
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August	23,441,085	2,656,823	(1,583,244)	1,073,579
FT Vest International Equity Moderate Buffer ETF - September	120,107,610	17,189,928	(9,683,477)	7,506,451
FT Vest Nasdaq-100® Buffer ETF - September	496,688,700	15,938,575	(5,495,076)	10,443,499
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September	97,465,613	4,624,096	(1,782,549)	2,841,547
FT Vest Nasdaq-100® Conservative Buffer ETF - October	75,493,350	1,899,103	(1,085,652)	813,451
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October	73,859,521	3,326,067	(1,186,665)	2,139,402
FT Vest Nasdaq-100® Moderate Buffer ETF - November	57,171,135	1,898,549	(724,465)	1,174,084
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November	22,308,066	1,275,911	(695,551)	580,360
FT Vest International Equity Moderate Buffer ETF - December	139,112,218	13,608,207	(8,102,527)	5,505,680
FT Vest Nasdaq-100® Buffer ETF - December	609,309,341	7,036,648	(9,282,449)	(2,245,801)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December	167,276,515	2,958,261	(1,327,117)	1,631,144
FT Vest Laddered International Moderate Buffer ETF	70,363,006	5,408,762	—	5,408,762
FT Vest Laddered Enhance & Moderate Buffer ETF	9,287,153	327,636	—	327,636
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
H. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is paid an annual unitary management fee based on a percentage of each Fund’s average daily net assets. In addition, BUFY and BUFX incur a pro rata share of fees and expenses attributable to investments in other investment companies (“acquired fund fees and expenses”). The total of the unitary management fee and acquired fund fees and expenses represents the total annual operating expenses for BUFY and BUFX. The annual unitary management fee payable by each Fund, with the exception of XJAN, XFEB, XMAR, XAPR, XMAY, XJUN, XJUL, XAUG, XSEP, XOCT, XNOV, XDEC, BUFY, and BUFX, to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.9000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.8775%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.8550%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.8325%
Fund net assets greater than $10 billion	0.8100%
For XJAN, XFEB, XMAR, XAPR, XMAY, XJUN, XJUL, XAUG, XSEP, XOCT, XNOV and XDEC, the annual unitary management fee payable by each Fund will be calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%
Fund net assets greater than $10 billion	0.76500%
For BUFY and BUFX, the annual unitary management fee payable by each Fund will be calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.1000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.0975%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.0950%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.0925%
Fund net assets greater than $10 billion up to and including $15 billion	0.0900%
Fund net assets greater than $15 billion	0.0850%
First Trust is responsible for each Fund’s expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
Vest Financial LLC (“Vest”), an affiliate of First Trust, serves as the Funds’ sub-advisor and manages each Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Funds, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Advisor and Vest, First Trust will supervise Vest and its management of the investment of each Fund’s assets and will pay Vest for its services as the Funds’ sub-advisor a sub-advisory fee equal to 50% of the monthly unitary management fee paid to the Advisor, less Vest’s 50% share of the expenses for that month. In the event the Sub-Advisor’s share of the expenses exceeds the amount of the sub-advisory fee in any month, the Sub-Advisor will pay the difference to the Advisor. During any period in which the Advisor’s management fee is reduced in accordance with the breakpoints described above, the investment sub-advisory fee (which is based on the Advisor’s management fee) paid to Vest will be reduced to reflect the reduction in the Advisor’s management fee.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation, prior to January 1, 2026, allocated pro rata among each fund in the First Trust Fund Complex based on net assets, and effective January 1, 2026, allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended February 28, 2026, the Funds, except BUFY and BUFX, had no purchases or sales of investments, excluding short-term investments and in-kind transactions. Each Fund, except BUFY and BUFX, holds options for a target outcome period of approximately one year based on the expiration date of the options, which occurs on the third Friday of the month corresponding to the month in each Fund name. For securities transactions purposes, the options are considered short-term investments.
For the six months ended February 28, 2026, the cost of purchases and proceeds from sales of investments for BUFY and BUFX, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
FT Vest Laddered International Moderate Buffer ETF	$75,322	$104,817
FT Vest Laddered Enhance & Moderate Buffer ETF	24,120	25,286
For the six months ended February 28, 2026, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
FT Vest Nasdaq-100® Conservative Buffer ETF - January	$27,410,633	$52,793,903
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January	20,335,495	33,352,477
FT Vest Nasdaq-100® Moderate Buffer ETF - February	2,280,253	43,970,500
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February	—	11,592,086
FT Vest International Equity Moderate Buffer ETF - March	1,281,849	44,100,342
FT Vest Nasdaq-100® Buffer ETF - March	14,697,290	27,504,413
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March	—	8,734,594
FT Vest Nasdaq-100® Conservative Buffer ETF - April	—	3,545,671
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April	2,765,785	7,382,004
FT Vest Nasdaq-100® Moderate Buffer ETF - May	1,267,198	26,073,163

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
	Purchases	Sales
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May	$—	$4,403,551
FT Vest International Equity Moderate Buffer ETF - June	1,255,399	26,619,637
FT Vest Nasdaq-100® Buffer ETF - June	4,715,982	70,979,013
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June	—	10,601,006
FT Vest Nasdaq-100® Conservative Buffer ETF - July	—	12,789,398
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July	—	5,907,103
FT Vest Nasdaq-100® Moderate Buffer ETF - August	8,129,491	10,688,985
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August	898,490	2,710,662
FT Vest International Equity Moderate Buffer ETF - September	102,190,640	114,113,743
FT Vest Nasdaq-100® Buffer ETF - September	35,822,158	352,083,132
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September	19,892,924	78,648,680
FT Vest Nasdaq-100® Conservative Buffer ETF - October	39,271,882	41,909,636
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October	927,124	62,440,816
FT Vest Nasdaq-100® Moderate Buffer ETF - November	20,364,431	36,184,785
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November	924,993	17,109,466
FT Vest International Equity Moderate Buffer ETF - December	20,795,981	44,278,334
FT Vest Nasdaq-100® Buffer ETF - December	31,771,407	470,930,417
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December	13,115,024	44,638,832
FT Vest Laddered International Moderate Buffer ETF	36,830,406	3,319,508
FT Vest Laddered Enhance & Moderate Buffer ETF	4,203,424	—
5. Derivative Transactions
The following table presents the types of derivatives held by each Fund at February 28, 2026, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
QCJA
Options contracts	Equity Risk	Options contracts purchased, at value	$84,265,952	Options contracts written, at value	$4,784,883
XJAN
Options contracts	Equity Risk	Options contracts purchased, at value	45,960,216	Options contracts written, at value	4,898,778
QMFE
Options contracts	Equity Risk	Options contracts purchased, at value	39,739,189	Options contracts written, at value	2,706,088
XFEB
Options contracts	Equity Risk	Options contracts purchased, at value	43,447,562	Options contracts written, at value	5,188,047
YMAR
Options contracts	Equity Risk	Options contracts purchased, at value	110,593,562	Options contracts written, at value	9,786,317
QMAR
Options contracts	Equity Risk	Options contracts purchased, at value	503,009,732	Options contracts written, at value	36,769,019
XMAR
Options contracts	Equity Risk	Options contracts purchased, at value	212,103,889	Options contracts written, at value	49,295,377

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
QCAP
Options contracts	Equity Risk	Options contracts purchased, at value	$45,934,069	Options contracts written, at value	$7,784,036
XAPR
Options contracts	Equity Risk	Options contracts purchased, at value	72,626,628	Options contracts written, at value	22,321,495
QMMY
Options contracts	Equity Risk	Options contracts purchased, at value	74,193,430	Options contracts written, at value	3,926,955
XMAY
Options contracts	Equity Risk	Options contracts purchased, at value	22,542,235	Options contracts written, at value	4,172,046
YJUN
Options contracts	Equity Risk	Options contracts purchased, at value	157,163,839	Options contracts written, at value	14,117,161
QJUN
Options contracts	Equity Risk	Options contracts purchased, at value	614,970,047	Options contracts written, at value	28,160,212
XJUN
Options contracts	Equity Risk	Options contracts purchased, at value	169,755,434	Options contracts written, at value	32,855,230
QCJL
Options contracts	Equity Risk	Options contracts purchased, at value	71,968,190	Options contracts written, at value	3,361,882
XJUL
Options contracts	Equity Risk	Options contracts purchased, at value	51,264,152	Options contracts written, at value	7,218,744
QMAG
Options contracts	Equity Risk	Options contracts purchased, at value	61,379,204	Options contracts written, at value	2,568,260
XAUG
Options contracts	Equity Risk	Options contracts purchased, at value	27,883,419	Options contracts written, at value	3,541,675
YSEP
Options contracts	Equity Risk	Options contracts purchased, at value	134,387,818	Options contracts written, at value	7,801,951
QSPT
Options contracts	Equity Risk	Options contracts purchased, at value	524,450,521	Options contracts written, at value	21,249,750
XSEP
Options contracts	Equity Risk	Options contracts purchased, at value	111,288,652	Options contracts written, at value	11,756,747
QCOC
Options contracts	Equity Risk	Options contracts purchased, at value	79,041,351	Options contracts written, at value	3,412,147

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
XOCT
Options contracts	Equity Risk	Options contracts purchased, at value	$84,804,189	Options contracts written, at value	$9,457,617
QMNV
Options contracts	Equity Risk	Options contracts purchased, at value	60,929,437	Options contracts written, at value	3,163,958
XNOV
Options contracts	Equity Risk	Options contracts purchased, at value	26,007,210	Options contracts written, at value	3,349,045
YDEC
Options contracts	Equity Risk	Options contracts purchased, at value	152,140,862	Options contracts written, at value	9,006,748
QDEC
Options contracts	Equity Risk	Options contracts purchased, at value	637,184,805	Options contracts written, at value	36,392,961
XDEC
Options contracts	Equity Risk	Options contracts purchased, at value	188,210,753	Options contracts written, at value	20,982,573
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended February 28, 2026, on each Fund’s derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statements of Operations Location	QCJA	XJAN	QMFE	XFEB	YMAR
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$5,481,576	$8,910,018	$5,054,185	$8,851,095	$5,897,395
Written options contracts	(787,792)	(5,129,324)	698,034	(4,520,230)	(284,962)
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	(2,698,985)	(3,577,607)	(2,599,711)	(5,196,077)	10,060,613
Written options contracts	362,352	1,924,309	(169,590)	2,719,956	(7,299,522)

Statements of Operations Location	QMAR	XMAR	QCAP	XAPR	QMMY
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$6,651,008	$5,051,100	$1,058,939	$3,451,317	$3,062,194
Written options contracts	(839,948)	(3,079,347)	(520,073)	(177,203)	(16,133)
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	18,096,654	11,370,471	1,663,466	2,262,429	1,197,477
Written options contracts	1,906,090	(6,665,691)	(694,714)	(3,689,997)	115,325

Statements of Operations Location	XMAY	YJUN	QJUN	XJUN	QCJL
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$1,020,111	$3,421,150	$12,189,630	$2,447,291	$972,561
Written options contracts	(482,470)	(497,626)	(2,971,154)	(1,377,610)	(252,919)

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)

Statements of Operations Location	XMAY	YJUN	QJUN	XJUN	QCJL
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	$795,472	$16,977,892	$19,786,833	$9,606,695	$2,469,663
Written options contracts	(473,230)	(9,213,258)	5,613,246	(5,115,601)	287,059

Statements of Operations Location	XJUL	QMAG	XAUG	YSEP	QSPT
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$795,238	$825,351	$419,925	$9,443,556	$63,236,990
Written options contracts	(277,256)	60,883	(172,621)	1,768,721	(6,668,511)
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	2,718,857	1,350,745	1,572,020	4,936,478	(39,461,947)
Written options contracts	(1,226,824)	557,652	(620,954)	(5,511,305)	292,748

Statements of Operations Location	XSEP	QCOC	XOCT	QMNV	XNOV
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$26,259,990	$5,145,394	$18,257,423	$3,152,657	$3,484,653
Written options contracts	(17,545,417)	(1,419,048)	(9,491,203)	(167,694)	(1,340,597)
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	(15,247,905)	(3,632,401)	(10,153,631)	(1,695,563)	(1,718,347)
Written options contracts	10,020,450	1,847,802	5,470,241	1,190,149	933,741

Statements of Operations Location	YDEC	QDEC	XDEC
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$14,804,502	$61,857,382	$31,912,592
Written options contracts	(4,502,641)	23,788,856	(13,876,492)
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	(1,413,735)	(29,442,789)	(13,786,723)
Written options contracts	(1,210,102)	(14,654,439)	3,719,411
The Funds do not have the right to offset financial assets and financial liabilities related to options contracts on the Statements of Assets and Liabilities.
The following table presents the premiums for purchased options contracts opened, premiums for purchased options contracts closed, exercised and expired, premiums for written options contracts opened, and premiums for written options contracts closed, exercised and expired, for the six months ended February 28, 2026, on each Fund’s options contracts.

	Premiums for purchased options contracts opened	Premiums for purchased options contracts closed, exercised and expired	Premiums for written options contracts opened	Premiums for written options contracts closed, exercised and expired
QCJA	$126,040,799	$90,393,062	$7,704,169	$4,642,035
XJAN	79,772,985	77,528,355	10,121,068	8,901,719
QMFE	70,527,946	71,016,119	2,986,463	2,160,919
XFEB	44,079,312	50,605,018	5,574,175	4,701,586
YMAR	5,713,139	42,820,809	325,225	1,667,953
QMAR	34,512,117	36,572,779	3,530,321	3,680,636

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
	Premiums for purchased options contracts opened	Premiums for purchased options contracts closed, exercised and expired	Premiums for written options contracts opened	Premiums for written options contracts closed, exercised and expired
XMAR	$2,493,508	$19,577,615	$583,148	$2,686,101
QCAP	61,427	3,349,585	11,761	342,778
XAPR	6,903,388	7,427,443	2,199,119	3,261,768
QMMY	1,623,672	25,087,902	131,748	2,060,624
XMAY	1,087,574	5,474,410	219,620	781,613
YJUN	5,287,043	36,643,576	256,047	1,431,481
QJUN	21,978,557	91,236,986	1,541,748	6,782,191
XJUN	—	13,564,654	—	1,884,522
QCJL	—	12,944,537	—	816,519
XJUL	1,207,947	6,202,355	184,124	813,233
QMAG	19,799,860	10,672,683	1,182,724	811,388
XAUG	1,012,391	7,999,697	113,901	899,013
YSEP	238,628,024	203,978,875	5,004,841	3,137,420
QSPT	895,026,359	747,185,627	50,685,596	38,516,898
XSEP	203,672,141	225,025,635	25,992,705	25,133,098
QCOC	123,965,873	78,683,194	8,652,468	5,091,445
XOCT	131,186,820	167,135,207	16,420,463	15,892,977
QMNV	91,158,699	63,806,274	5,209,358	2,279,955
XNOV	48,181,944	49,231,823	6,014,423	5,214,090
YDEC	190,525,424	118,106,631	8,603,053	5,999,300
QDEC	1,069,131,960	954,676,074	44,102,935	32,896,561
XDEC	254,706,892	267,335,269	30,805,219	31,192,442
6. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2026 for all the Funds except BUFX, which is June 16, 2027.
8. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were the following subsequent events:
As of March 23, 2026, the investment objective of YMAR changed to include an upside cap of 15.82% and an Outcome Period of March 23, 2026 through March 19, 2027.
As of March 23, 2026, the investment objective of QMAR changed to include an upside cap of 20.86% and an Outcome Period of March 23, 2026 through March 19, 2027.
As of March 23, 2026, the investment objective of XMAR changed to include an upside cap of 12.22% and an Outcome Period of March 23, 2026 through March 19, 2027.
As of April 20, 2026, the investment objective of QCAP changed to include an upside cap of 13.00% and an Outcome Period of April 20, 2026 through April 16, 2027.
As of April 20, 2026, the investment objective of XAPR changed to include an upside cap of 10.38% and an Outcome Period of April 20, 2026 through April 16, 2027.

Other Information
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the six months ended February 28, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the six months ended February 28, 2026.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.
Disclaimer
The Funds are not sponsored, endorsed, sold or promoted by Invesco QQQ TrustSM, Series 1, Invesco, Nasdaq, Inc., or State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Funds or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Funds or the FLEX Options or results to be obtained by the Funds or the FLEX Options, shareholders or any other person or entity from use of the Invesco QQQ TrustSM or State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Funds or the FLEX Options.
The Funds are not sponsored, endorsed, sold or promoted by iShares MSCI EAFE ETF, BFA, MSCI Inc. or their affiliates. iShares MSCI EAFE ETF, BFA, MSCI Inc. or their affiliates have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Funds or the FLEX Options. iShares MSCI EAFE ETF, BFA, MSCI Inc. or their affiliates make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Funds or the FLEX Options, shareholders or any other person or entity from use of the Underlying ETF. iShares MSCI EAFE ETF, BFA, MSCI Inc. or their affiliates have no liability in connection with the management, administration, marketing or trading of the Funds or the FLEX Options.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended February 28, 2026

First Trust Exchange-Traded Fund VIII

FT Vest Laddered Buffer ETF (BUFR)
FT Vest Laddered Deep Buffer ETF (BUFD)
FT Vest Laddered Nasdaq Buffer ETF (BUFQ)

First Trust Exchange-Traded Fund VIII
Semi-Annual Financial Statements and Other Information
February 28, 2026
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund VIII (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

FT Vest Laddered Buffer ETF (BUFR)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
13,833,307	FT Vest U.S. Equity Buffer ETF - January (b)	$719,946,163
12,472,504	FT Vest U.S. Equity Buffer ETF - February (b)	720,661,281
15,059,194	FT Vest U.S. Equity Buffer ETF - March (b)	723,594,272
16,147,564	FT Vest U.S. Equity Buffer ETF - April (b)	722,926,440
13,398,034	FT Vest U.S. Equity Buffer ETF - May (b)	722,421,993
12,513,362	FT Vest U.S. Equity Buffer ETF - June (b)	721,192,603
12,790,818	FT Vest U.S. Equity Buffer ETF - July (b)	720,378,870
13,511,835	FT Vest U.S. Equity Buffer ETF - August (b)	720,991,516
13,886,377	FT Vest U.S. Equity Buffer ETF - September (b)	720,286,375
14,610,013	FT Vest U.S. Equity Buffer ETF - October (b)	720,711,941
13,056,126	FT Vest U.S. Equity Buffer ETF - November (b)	719,653,665
14,011,383	FT Vest U.S. Equity Buffer ETF - December (b)	721,025,769
	Total Exchange-Traded Funds	8,653,790,888
	(Cost $7,077,347,751)
MONEY MARKET FUNDS — 0.0%
3,044,524	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.54% (c)	3,044,524
	(Cost $3,044,524)

	Total Investments — 100.0%	8,656,835,412
	(Cost $7,080,392,275)
	Net Other Assets and Liabilities — (0.0)%	(629,684)
	Net Assets — 100.0%	$8,656,205,728

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$8,653,790,888	$8,653,790,888	$—	$—
Money Market Funds	3,044,524	3,044,524	—	—
Total Investments	$8,656,835,412	$8,656,835,412	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

FT Vest Laddered Deep Buffer ETF (BUFD)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
3,253,527	FT Vest U.S. Equity Deep Buffer ETF - January (b)	$141,853,777
2,925,901	FT Vest U.S. Equity Deep Buffer ETF - February (b)	141,759,904
3,381,878	FT Vest U.S. Equity Deep Buffer ETF - March (b)	142,191,061
3,591,684	FT Vest U.S. Equity Deep Buffer ETF - April (b)	142,410,989
3,116,777	FT Vest U.S. Equity Deep Buffer ETF - May (b)	142,093,863
2,979,166	FT Vest U.S. Equity Deep Buffer ETF - June (b)	141,957,558
2,963,663	FT Vest U.S. Equity Deep Buffer ETF - July (b)	141,929,821
3,179,063	FT Vest U.S. Equity Deep Buffer ETF - August (b)	141,881,582
3,141,881	FT Vest U.S. Equity Deep Buffer ETF - September (b)	141,855,927
3,188,690	FT Vest U.S. Equity Deep Buffer ETF - October (b)	141,801,363
2,891,554	FT Vest U.S. Equity Deep Buffer ETF - November (b)	141,867,446
3,131,171	FT Vest U.S. Equity Deep Buffer ETF - December (b)	141,685,488
	Total Exchange-Traded Funds	1,703,288,779
	(Cost $1,426,780,259)
MONEY MARKET FUNDS — 0.0%
471,762	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.54% (c)	471,762
	(Cost $471,762)

	Total Investments — 100.0%	1,703,760,541
	(Cost $1,427,252,021)
	Net Other Assets and Liabilities — (0.0)%	(128,862)
	Net Assets — 100.0%	$1,703,631,679

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$1,703,288,779	$1,703,288,779	$—	$—
Money Market Funds	471,762	471,762	—	—
Total Investments	$1,703,760,541	$1,703,760,541	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

FT Vest Laddered Nasdaq Buffer ETF (BUFQ)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
9,060,221	FT Vest Nasdaq-100® Buffer ETF - March (b)	$302,325,078
9,375,591	FT Vest Nasdaq-100® Buffer ETF - June (b)	299,175,109
9,388,842	FT Vest Nasdaq-100® Buffer ETF - September (b)	296,311,854
9,137,768	FT Vest Nasdaq-100® Buffer ETF - December (b)	295,606,795
	Total Exchange-Traded Funds	1,193,418,836
	(Cost $1,007,646,225)
MONEY MARKET FUNDS — 0.0%
216,140	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.54% (c)	216,140
	(Cost $216,140)

	Total Investments — 100.0%	1,193,634,976
	(Cost $1,007,862,365)
	Net Other Assets and Liabilities — (0.0)%	(90,658)
	Net Assets — 100.0%	$1,193,544,318

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$1,193,418,836	$1,193,418,836	$—	$—
Money Market Funds	216,140	216,140	—	—
Total Investments	$1,193,634,976	$1,193,634,976	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities
February 28, 2026 (Unaudited)

	FT Vest Laddered Buffer ETF (BUFR)	FT Vest Laddered Deep Buffer ETF (BUFD)	FT Vest Laddered Nasdaq Buffer ETF (BUFQ)
ASSETS:
Investments, at value - Affiliated	$8,653,790,888	$1,703,288,779	$1,193,418,836
Investments, at value - Unaffiliated	3,044,524	471,762	216,140
Total investments, at value	8,656,835,412	1,703,760,541	1,193,634,976
Receivables:
Capital shares sold	3,455,562	—	—
Dividends	6,192	616	470
Total Assets	8,660,297,166	1,703,761,157	1,193,635,446

LIABILITIES:
Payables:
Investment securities purchased	3,454,706	—	—
Investment advisory fees	636,732	129,478	91,128
Total Liabilities	4,091,438	129,478	91,128
NET ASSETS	$8,656,205,728	$1,703,631,679	$1,193,544,318

NET ASSETS consist of:
Paid-in capital	$7,049,929,613	$1,422,328,553	$990,742,453
Par value	2,505,000	599,000	333,000
Accumulated distributable earnings (loss)	1,603,771,115	280,704,126	202,468,865
NET ASSETS	$8,656,205,728	$1,703,631,679	$1,193,544,318
NET ASSET VALUE, per share	$34.56	$28.44	$35.84
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	250,500,002	59,900,002	33,300,002
Investments, at cost - Affiliated	$7,077,347,751	$1,426,780,259	$1,007,646,225
Investments, at cost - Unaffiliated	$3,044,524	$471,762	$216,140
Total investments, at cost	$7,080,392,275	$1,427,252,021	$1,007,862,365
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Operations
For the Six Months Ended February 28, 2026 (Unaudited)

	FT Vest Laddered Buffer ETF (BUFR)	FT Vest Laddered Deep Buffer ETF (BUFD)	FT Vest Laddered Nasdaq Buffer ETF (BUFQ)
INVESTMENT INCOME:
Dividends - Unaffiliated	$22,960	$7,457	$2,515
Total investment income	22,960	7,457	2,515

EXPENSES:
Investment advisory fees	3,882,280	780,443	552,498
Other expenses	504,098	98,114	72,014
Total expenses	4,386,378	878,557	624,512
NET INVESTMENT INCOME (LOSS)	(4,363,418)	(871,100)	(621,997)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Affiliated	266,360	12,271	(6,496)
In-kind redemptions - Affiliated	36,668,838	6,113,307	18,121,993
Net realized gain (loss)	36,935,198	6,125,578	18,115,497
Net change in unrealized appreciation (depreciation) on affiliated investments	385,672,599	63,782,574	38,105,685
NET REALIZED AND UNREALIZED GAIN (LOSS)	422,607,797	69,908,152	56,221,182
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$418,244,379	$69,037,052	$55,599,185
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets

	FT Vest Laddered Buffer ETF (BUFR)		FT Vest Laddered Deep Buffer ETF (BUFD)
	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025
OPERATIONS:
Net investment income (loss)	$(4,363,418)	$(6,099,096)	$(871,100)	$(1,162,984)
Net realized gain (loss)	36,935,198	107,416,452	6,125,578	26,503,825
Net change in unrealized appreciation (depreciation)	385,672,599	552,532,523	63,782,574	90,758,106
Net increase (decrease) in net assets resulting from operations	418,244,379	653,849,879	69,037,052	116,098,947

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	1,044,440,689	2,018,614,336	221,259,928	477,706,397
Cost of shares redeemed	(113,263,278)	(458,861,059)	(22,529,803)	(136,269,014)
Net increase (decrease) in net assets resulting from shareholder transactions	931,177,411	1,559,753,277	198,730,125	341,437,383
Total increase (decrease) in net assets	1,349,421,790	2,213,603,156	267,767,177	457,536,330

NET ASSETS:
Beginning of period	7,306,783,938	5,093,180,782	1,435,864,502	978,328,172
End of period	$8,656,205,728	$7,306,783,938	$1,703,631,679	$1,435,864,502

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	222,950,002	172,200,002	52,800,002	39,450,002
Shares sold	30,850,000	66,050,000	7,900,000	18,700,000
Shares redeemed	(3,300,000)	(15,300,000)	(800,000)	(5,350,000)
Shares outstanding, end of period	250,500,002	222,950,002	59,900,002	52,800,002
See Notes to Financial Statements

FT Vest Laddered Nasdaq Buffer ETF (BUFQ)
Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025

$(621,997)	$(880,334)
18,115,497	35,578,394
38,105,685	81,152,040
55,599,185	115,850,100

164,965,929	402,025,928
(66,816,005)	(188,439,471)
98,149,924	213,586,457
153,749,109	329,436,557

1,039,795,209	710,358,652
$1,193,544,318	$1,039,795,209

30,550,002	23,800,002
4,650,000	12,850,000
(1,900,000)	(6,100,000)
33,300,002	30,550,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights
For a share outstanding throughout each period
FT Vest Laddered Buffer ETF (BUFR)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$32.77	$29.58	$25.34	$22.21	$23.30	$20.41
Income from investment operations:
Net investment income (loss)	(0.02) (a)	(0.03) (a)	(0.05) (a)	(0.05) (a)	(0.03)	(0.02)
Net realized and unrealized gain (loss)	1.81	3.22	4.29	3.18	(1.06)	2.91
Total from investment operations	1.79	3.19	4.24	3.13	(1.09)	2.89
Net asset value, end of period	$34.56	$32.77	$29.58	$25.34	$22.21	$23.30
Total return (b)	5.46%	10.78%	16.73%	14.09%	(4.68)%	14.16%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$8,656,206	$7,306,784	$5,093,181	$1,859,759	$728,564	$301,762
Ratio of total expenses to average net assets (c)	0.11% (d) (e)	0.18%	0.20%	0.20%	0.20%	0.20%
Ratio of net expenses to average net assets (c)	0.11% (d) (e)	0.10%	0.19%	0.20%	0.20%	0.20%
Ratio of net investment income (loss) to average net assets (c)	(0.11)% (d)	(0.10)%	(0.19)%	(0.20)%	(0.20)%	(0.20)%
Portfolio turnover rate (f)	1%	1%	1%	1%	2%	1%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(c)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the total and net expense ratios would have been 0.10%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Laddered Deep Buffer ETF (BUFD)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,				Period Ended 8/31/2021 (a)
		2025	2024	2023	2022
Net asset value, beginning of period	$27.19	$24.80	$21.76	$19.79	$20.92	$20.07
Income from investment operations:
Net investment income (loss)	(0.02) (b)	(0.03) (b)	(0.04) (b)	(0.04) (b)	(0.03)	(0.01)
Net realized and unrealized gain (loss)	1.27	2.42	3.08	2.01	(1.10)	0.86
Total from investment operations	1.25	2.39	3.04	1.97	(1.13)	0.85
Net asset value, end of period	$28.44	$27.19	$24.80	$21.76	$19.79	$20.92
Total return (c)	4.60%	9.64%	13.97%	9.95%	(5.40)%	4.24%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,703,632	$1,435,865	$978,328	$613,491	$541,132	$161,109
Ratio of total expenses to average net assets (d)	0.11% (e) (f)	0.18%	0.20%	0.20%	0.20%	0.20% (e)
Ratio of net expenses to average net assets (d)	0.11% (e) (f)	0.10%	0.19%	0.20%	0.20%	0.20% (e)
Ratio of net investment income (loss) to average net assets (d)	(0.11)% (e)	(0.10)%	(0.19)%	(0.20)%	(0.20)%	(0.20)% (e)
Portfolio turnover rate (g)	0% (h)	1%	1%	2%	2%	6%

(a)	Inception date is January 20, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(d)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)	Annualized.
(f)	Includes extraordinary expenses. If these extraordinary expenses were not included, the total and net expense ratios would have been 0.10%.
(g)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(h)	Amount is less than 1%.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Laddered Nasdaq Buffer ETF (BUFQ)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,			Period Ended 8/31/2022 (a)
		2025	2024	2023
Net asset value, beginning of period	$34.04	$29.85	$25.52	$21.46	$20.47
Income from investment operations:
Net investment income (loss)	(0.02) (b)	(0.03) (b)	(0.05) (b)	(0.05) (b)	(0.00) (c)
Net realized and unrealized gain (loss)	1.82	4.22	4.38	4.11	0.99 (d)
Total from investment operations	1.80	4.19	4.33	4.06	0.99
Net asset value, end of period	$35.84	$34.04	$29.85	$25.52	$21.46
Total return (e)	5.29%	14.04%	16.97%	18.92%	4.84%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,193,544	$1,039,795	$710,359	$156,958	$10,730
Ratio of total expenses to average net assets (f)	0.11% (g) (h)	0.18%	0.20%	0.20%	0.20% (g)
Ratio of net expenses to average net assets (f)	0.11% (g) (h)	0.10%	0.19%	0.20%	0.20% (g)
Ratio of net investment income (loss) to average net assets (f)	(0.11)% (g)	(0.10)%	(0.19)%	(0.20)%	(0.20)% (g)
Portfolio turnover rate (i)	0% (j)	1%	1%	1%	0%

(a)	Inception date is June 15, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01.
(d)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(e)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(f)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(g)	Annualized.
(h)	Includes extraordinary expenses. If these extraordinary expenses were not included, the total and net expense ratios would have been 0.10%.
(i)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(j)	Amount is less than 1%.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund VIII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the three funds (each a “Fund” and collectively, the “Funds”) listed below. The shares of each Fund are listed and traded on the Cboe BZX Exchange, Inc.

FT Vest Laddered Buffer ETF – (ticker “BUFR”)
FT Vest Laddered Deep Buffer ETF – (ticker “BUFD”)
FT Vest Laddered Nasdaq Buffer ETF – (ticker “BUFQ”)
Both BUFR and BUFD are diversified series of the Trust. BUFQ is a non-diversified series of the Trust.
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund.
The investment objective of BUFR is to seek to provide investors with capital appreciation. BUFR seeks to achieve its investment objective by providing investors with US large-cap equity market exposure while attempting to limit downside risk through a laddered portfolio of twelve FT Vest U.S. Equity Buffer ETFs (“FT ETFs”). Under normal market conditions, BUFR will invest substantially all of its assets in the FT ETFs, which seek to provide investors with returns (before fees and expenses) that match the price return of the State Street® SPDR® S&P 500® ETF Trust (“SPY”), up to a predetermined upside cap, while providing a buffer (before fees and expenses) against the first 10% of SPY losses, over a defined one-year period. Unlike the FT ETFs, BUFR itself does not pursue a target outcome strategy. The buffer is only provided by the FT ETFs and BUFR itself does not provide any stated buffer against losses. In order to understand BUFR’s strategy and risks, it is important to understand the strategies and risks of the FT ETFs.
The investment objective of BUFD is to seek to provide investors with capital appreciation. BUFD seeks to achieve its investment objective by providing investors with US large-cap equity market exposure while attempting to limit downside risk through a laddered portfolio of twelve FT Vest U.S. Equity Deep Buffer ETFs (“FT DB ETFs”). Under normal market conditions, BUFD will invest substantially all of its assets in the FT DB ETFs, which seek to provide investors with returns (before fees and expenses) that match the price return of SPY, up to a predetermined upside cap, while providing a deep buffer (before fees and expenses) against losses between -5% and -30% of SPY, over a defined one-year period. Unlike the FT DB ETFs, BUFD itself does not pursue a target outcome strategy. The buffer is only provided by the FT DB ETFs and BUFD itself does not provide any stated buffer against losses. In order to understand BUFD’s strategy and risks, it is important to understand the strategies and risks of the FT DB ETFs.
The investment objective of BUFQ is to seek to provide investors with capital appreciation. BUFQ seeks to achieve its investment objective by providing investors with large-cap equity market exposure while attempting to limit downside risk through a laddered portfolio of four FT Vest Nasdaq-100® Buffer ETFs (“Nasdaq ETFs”). Under normal market conditions, BUFQ will invest substantially all of its assets in the Nasdaq ETFs, which seek to provide investors with returns (before fees and expenses) that match the price return of the Invesco QQQ TrustSM, Series 1 (“QQQ”), up to a predetermined upside cap, while providing a buffer (before fees and expenses) against the first 10% of QQQ losses, over a defined one-year period. Unlike the Nasdaq ETFs, BUFQ itself does not pursue a target outcome strategy. The buffer is only provided by the Nasdaq ETFs and BUFQ itself does not provide any stated buffer against losses. In order to understand BUFQ’s strategy and risks, it is important to understand the strategies and risks of the Nasdaq ETFs.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Exchange-traded funds and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of February 28, 2026, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.
C. Affiliated Transactions
Each of the Funds invests in securities of affiliated funds. Each Fund’s investment performance and risks are directly related to the investment performance and risks of the affiliated funds. The affiliated funds’ financial statements may be found at SEC.gov. Dividend income, if any, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statements of Operations.
Amounts relating to investments in affiliated funds in BUFR at February 28, 2026, and for the six months then ended are as follows:

Security Name	Shares at 2/28/2026	Value at 8/31/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 2/28/2026	Dividend Income
FT Vest U.S. Equity Buffer ETF - January	13,833,307	$609,956,245	$87,276,660	$(15,100,055)	$34,533,609	$3,279,704	$719,946,163	$—
FT Vest U.S. Equity Buffer ETF - February	12,472,504	608,957,298	87,218,305	(21,298,035)	42,446,541	3,337,172	720,661,281	—
FT Vest U.S. Equity Buffer ETF - March	15,059,194	607,313,263	95,209,340	(10,560,114)	28,695,093	2,936,690	723,594,272	—
FT Vest U.S. Equity Buffer ETF - April	16,147,564	607,059,230	99,710,949	(9,828,680)	23,202,911	2,782,030	722,926,440	—
FT Vest U.S. Equity Buffer ETF - May	13,398,034	609,090,376	91,898,713	(9,851,224)	28,360,907	2,923,221	722,421,993	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
Security Name	Shares at 2/28/2026	Value at 8/31/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 2/28/2026	Dividend Income
FT Vest U.S. Equity Buffer ETF - June	12,513,362	$608,329,103	$92,743,608	$(9,837,789)	$26,682,930	$3,274,751	$721,192,603	$—
FT Vest U.S. Equity Buffer ETF - July	12,790,818	608,867,173	89,225,181	(9,847,823)	28,747,425	3,386,914	720,378,870	—
FT Vest U.S. Equity Buffer ETF - August	13,511,835	609,334,403	89,466,182	(9,845,525)	29,149,420	2,887,036	720,991,516	—
FT Vest U.S. Equity Buffer ETF - September	13,886,377	609,364,636	91,999,854	(9,835,362)	25,722,372	3,034,875	720,286,375	—
FT Vest U.S. Equity Buffer ETF - October	14,610,013	609,801,530	90,788,504	(22,218,772)	39,567,691	2,772,988	720,711,941	—
FT Vest U.S. Equity Buffer ETF - November	13,056,126	609,353,045	90,399,890	(21,334,538)	38,176,552	3,058,716	719,653,665	—
FT Vest U.S. Equity Buffer ETF - December	14,011,383	609,502,644	87,448,821	(19,573,945)	40,387,148	3,261,101	721,025,769	—
		$7,306,928,946	$1,093,386,007	$(169,131,862)	$385,672,599	$36,935,198	$8,653,790,888	$—
Amounts relating to investments in affiliated funds in BUFD at February 28, 2026, and for the six months then ended are as follows:

Security Name	Shares at 2/28/2026	Value at 8/31/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 2/28/2026	Dividend Income
FT Vest U.S. Equity Deep Buffer ETF - January	3,253,527	$119,679,976	$18,487,802	$(2,899,788)	$6,151,248	$434,539	$141,853,777	$—
FT Vest U.S. Equity Deep Buffer ETF - February	2,925,901	119,777,012	18,495,903	(3,985,322)	6,947,721	524,590	141,759,904	—
FT Vest U.S. Equity Deep Buffer ETF - March	3,381,878	119,400,833	19,234,596	(1,820,889)	5,002,710	373,811	142,191,061	—
FT Vest U.S. Equity Deep Buffer ETF - April	3,591,684	119,398,792	20,088,125	(1,518,270)	4,106,760	335,582	142,410,989	—
FT Vest U.S. Equity Deep Buffer ETF - May	3,116,777	119,506,308	19,007,909	(1,739,857)	4,933,296	386,207	142,093,863	—
FT Vest U.S. Equity Deep Buffer ETF - June	2,979,166	119,317,822	19,353,562	(1,572,099)	4,423,770	434,503	141,957,558	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
Security Name	Shares at 2/28/2026	Value at 8/31/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 2/28/2026	Dividend Income
FT Vest U.S. Equity Deep Buffer ETF - July	2,963,663	$119,579,157	$18,665,609	$(1,525,436)	$4,738,253	$472,238	$141,929,821	$—
FT Vest U.S. Equity Deep Buffer ETF - August	3,179,063	119,716,661	18,751,737	(1,719,303)	4,764,495	367,992	141,881,582	—
FT Vest U.S. Equity Deep Buffer ETF - September	3,141,881	119,626,542	19,533,833	(1,520,842)	3,788,487	427,907	141,855,927	—
FT Vest U.S. Equity Deep Buffer ETF - October	3,188,690	119,839,898	19,123,765	(3,428,542)	5,801,160	465,082	141,801,363	—
FT Vest U.S. Equity Deep Buffer ETF - November	2,891,554	119,735,144	19,150,176	(5,352,623)	6,915,222	1,419,527	141,867,446	—
FT Vest U.S. Equity Deep Buffer ETF - December	3,131,171	119,687,822	18,506,287	(3,201,673)	6,209,452	483,600	141,685,488	—
		$1,435,265,967	$228,399,304	$(30,284,644)	$63,782,574	$6,125,578	$1,703,288,779	$—
Amounts relating to investments in affiliated funds in BUFQ at February 28, 2026, and for the six months then ended are as follows:

Security Name	Shares at 2/28/2026	Value at 8/31/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 2/28/2026	Dividend Income
FT Vest Nasdaq- 100® Buffer ETF - March	9,060,221	$258,946,998	$42,784,834	$(13,671,833)	$10,954,554	$3,310,525	$302,325,078	$—
FT Vest Nasdaq- 100® Buffer ETF - June	9,375,591	259,080,635	41,180,870	(14,900,969)	9,866,241	3,948,332	299,175,109	—
FT Vest Nasdaq- 100® Buffer ETF - September	9,388,842	260,614,673	41,265,921	(14,401,210)	4,729,081	4,103,389	296,311,854	—
FT Vest Nasdaq- 100® Buffer ETF - December	9,137,768	260,848,651	41,421,190	(25,972,106)	12,555,809	6,753,251	295,606,795	—
		$1,039,490,957	$166,652,815	$(68,946,118)	$38,105,685	$18,115,497	$1,193,418,836	$—
D. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
There were no distributions paid during the fiscal year ended August 31, 2025.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
As of August 31, 2025, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
FT Vest Laddered Buffer ETF	$(4,251,721)	$—	$1,189,778,457
FT Vest Laddered Deep Buffer ETF	(818,026)	—	212,485,100
FT Vest Laddered Nasdaq Buffer ETF	(620,964)	—	147,490,644
E. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For each Fund, the taxable years ended 2022, 2023, 2024, and 2025 remain open to federal and state audit. As of February 28, 2026, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2025, the Funds had no capital loss carryforwards available for federal income tax purposes.
Certain losses realized during the current taxable year may be deferred and treated as occurring on the first day of the following taxable year for federal income tax purposes. At August 31, 2025, the following Funds incurred and elected to defer net late year ordinary or capital losses as follows:

	Qualified Late Year Losses
	Ordinary Losses	Capital Losses
FT Vest Laddered Buffer ETF	$4,251,721	$—
FT Vest Laddered Deep Buffer ETF	818,026	—
FT Vest Laddered Nasdaq Buffer ETF	620,964	—

As of February 28, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
FT Vest Laddered Buffer ETF	$7,080,392,275	$1,576,443,137	$—	$1,576,443,137
FT Vest Laddered Deep Buffer ETF	1,427,252,021	276,508,520	—	276,508,520
FT Vest Laddered Nasdaq Buffer ETF	1,007,862,365	185,772,611	—	185,772,611
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
G. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is paid an annual unitary management fee based on a percentage of each Fund’s average daily net assets. In addition, each Fund incurs pro rata share of fees and expenses attributable to investments in other investment companies (“acquired fund fees and expenses”). The total of the unitary management fee and acquired fund fees and expenses represents each Fund’s total annual operating expenses. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.1000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.0975%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.0950%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.0925%
Fund net assets greater than $10 billion up to and including $15 billion	0.0900%
Fund net assets greater than $15 billion	0.0850%
First Trust is responsible for each Fund’s expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
Vest Financial LLC (“Vest”), an affiliate of First Trust, serves as the Funds’ sub-advisor and manages each Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Funds, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Advisor and Vest, First Trust will supervise Vest and its management of the investment of each Fund’s assets and will pay Vest for its services as the Funds’ sub-advisor a sub-advisory fee equal to 50% of the monthly unitary management fee paid to the Advisor, less Vest’s 50% share of each Fund’s expenses for that month. In the event the Sub-Advisor’s share of the expenses exceeds the amount of the sub-advisory fee in any month, the Sub-Advisor will pay the difference to the Advisor. During any period in which the Advisor’s management fee is reduced in accordance with the breakpoints described above, the investment sub-advisory fee (which is based on the Advisor’s management fee) paid to Vest will be reduced to reflect the reduction in the Advisor’s management fee.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation, prior to January 1, 2026, allocated pro rata among each fund in the First Trust Fund Complex based on net assets, and effective January 1, 2026, allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended February 28, 2026, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
FT Vest Laddered Buffer ETF	$49,058,753	$55,877,710
FT Vest Laddered Deep Buffer ETF	7,177,916	7,762,341
FT Vest Laddered Nasdaq Buffer ETF	1,692,637	2,143,750
For the six months ended February 28, 2026, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
FT Vest Laddered Buffer ETF	$1,044,327,254	$113,254,152
FT Vest Laddered Deep Buffer ETF	221,221,388	22,522,303
FT Vest Laddered Nasdaq Buffer ETF	164,960,178	66,802,368
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2026.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the six months ended February 28, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the six months ended February 28, 2026.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.
Disclaimer
FT Vest Laddered Buffer ETF
FT Vest Laddered Deep Buffer ETF
Each Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR, or Standard & Poor’s (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to each Fund. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in each Fund or results to be obtained by each Fund, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of each Fund.
FT Vest Laddered Nasdaq Buffer ETF
The Fund is not sponsored, endorsed, sold or promoted by Invesco QQQ TrustSM, Series 1, Invesco, Nasdaq, Inc. or their affiliates. Invesco QQQ TrustSM, Series 1, Invesco, Nasdaq, Inc. or their affiliates have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the Flexible EXchange Options® (“FLEX Options”). Invesco QQQ TrustSM, Series 1, Invesco, Nasdaq, Inc. or their affiliates make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the QQQ. Invesco QQQ TrustSM, Series 1, Invesco, Nasdaq, Inc. or their affiliates have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended February 28, 2026

First Trust Exchange-Traded Fund VIII

FT Vest U.S. Equity Moderate Buffer ETF - January (GJAN)
FT Vest U.S. Equity Moderate Buffer ETF - February (GFEB)
FT Vest U.S. Small Cap Moderate Buffer ETF - February (SFEB)
FT Vest U.S. Equity Buffer & Premium Income ETF - March (XIMR)
FT Vest U.S. Equity Moderate Buffer ETF - March (GMAR)
FT Vest U.S. Equity Moderate Buffer ETF - April (GAPR)
FT Vest U.S. Equity Moderate Buffer ETF - May (GMAY)
FT Vest U.S. Small Cap Moderate Buffer ETF - May (SMAY)
FT Vest U.S. Equity Buffer & Premium Income ETF - June (XIJN)
FT Vest U.S. Equity Moderate Buffer ETF - June (GJUN)
FT Vest U.S. Equity Moderate Buffer ETF - July (GJUL)
FT Vest U.S. Equity Moderate Buffer ETF - August (GAUG)
FT Vest U.S. Small Cap Moderate Buffer ETF - August (SAUG)
FT Vest U.S. Equity Buffer & Premium Income ETF - September (XISE)
FT Vest U.S. Equity Moderate Buffer ETF - September (GSEP)
FT Vest U.S. Equity Moderate Buffer ETF - October (GOCT)
FT Vest U.S. Equity Moderate Buffer ETF - November (GNOV)
FT Vest U.S. Small Cap Moderate Buffer ETF - November (SNOV)
FT Vest U.S. Equity Buffer & Premium Income ETF - December (XIDE)
FT Vest U.S. Equity Moderate Buffer ETF - December (GDEC)
FT Vest Laddered Moderate Buffer ETF (BUFZ)
FT Vest Laddered Small Cap Moderate Buffer ETF (BUFS)

First Trust Exchange-Traded Fund VIII
Semi-Annual Financial Statements and Other Information
February 28, 2026
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund VIII (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

FT Vest U.S. Equity Moderate Buffer ETF - January (GJAN)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
4,791,607	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$4,791,607
	(Cost $4,791,607)
	Total Investments — 1.1%	4,791,607
	(Cost $4,791,607)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.5%
	Call Options Purchased — 97.5%
6,567	State Street® SPDR® S&P 500® ETF Trust	$450,489,633	$6.94	01/15/27	441,696,420
	(Cost $445,438,341)
	Put Options Purchased — 6.0%
6,567	State Street® SPDR® S&P 500® ETF Trust	450,489,633	691.68	01/15/27	27,305,586
	(Cost $25,765,667)
	Total Purchased Options				469,002,006
	(Cost $471,204,008)
WRITTEN OPTIONS — (4.5)%
	Call Options Written — (1.9)%
(6,567)	State Street® SPDR® S&P 500® ETF Trust	(450,489,633)	773.37	01/15/27	(8,563,368)
	(Premiums received $10,876,232)
	Put Options Written — (2.6)%
(6,567)	State Street® SPDR® S&P 500® ETF Trust	(450,489,633)	587.93	01/15/27	(11,676,126)
	(Premiums received $11,158,661)
	Total Written Options				(20,239,494)
	(Premiums received $22,034,893)
	Net Other Assets and Liabilities — (0.1)%				(269,347)
	Net Assets — 100.0%				$453,284,772

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$4,791,607	$4,791,607	$—	$—
Purchased Options	469,002,006	—	469,002,006	—
Total	$473,793,613	$4,791,607	$469,002,006	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(20,239,494)	$—	$(20,239,494)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - February (GFEB)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.2%
3,756,244	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$3,756,244
	(Cost $3,756,244)
	Total Investments — 1.2%	3,756,244
	(Cost $3,756,244)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.0%
	Call Options Purchased — 97.9%
4,823	State Street® SPDR® S&P 500® ETF Trust	$330,852,977	$6.91	02/19/27	324,759,164
	(Cost $326,155,768)
	Put Options Purchased — 6.1%
4,823	State Street® SPDR® S&P 500® ETF Trust	330,852,977	689.45	02/19/27	20,247,967
	(Cost $20,279,675)
	Total Purchased Options				345,007,131
	(Cost $346,435,443)
WRITTEN OPTIONS — (5.1)%
	Call Options Written — (2.4)%
(4,823)	State Street® SPDR® S&P 500® ETF Trust	(330,852,977)	772.53	02/19/27	(7,898,386)
	(Premiums received $8,578,543)
	Put Options Written — (2.7)%
(4,823)	State Street® SPDR® S&P 500® ETF Trust	(330,852,977)	586.04	02/19/27	(8,993,496)
	(Premiums received $9,059,409)
	Total Written Options				(16,891,882)
	(Premiums received $17,637,952)
	Net Other Assets and Liabilities — (0.1)%				(205,785)
	Net Assets — 100.0%				$331,665,708

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,756,244	$3,756,244	$—	$—
Purchased Options	345,007,131	—	345,007,131	—
Total	$348,763,375	$3,756,244	$345,007,131	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(16,891,882)	$—	$(16,891,882)	$—
See Notes to Financial Statements

FT Vest U.S. Small Cap Moderate Buffer ETF - February (SFEB)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.2%
1,146,491	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$1,146,491
	(Cost $1,146,491)
	Total Investments — 1.2%	1,146,491
	(Cost $1,146,491)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 105.5%
	Call Options Purchased — 97.2%
3,658	iShares Russell 2000 ETF	$95,623,778	$2.65	02/19/27	93,969,082
	(Cost $94,890,247)
	Put Options Purchased — 8.3%
3,658	iShares Russell 2000 ETF	95,623,778	264.61	02/19/27	8,054,769
	(Cost $7,754,226)
	Total Purchased Options				102,023,851
	(Cost $102,644,473)
WRITTEN OPTIONS — (6.6)%
	Call Options Written — (2.9)%
(3,658)	iShares Russell 2000 ETF	(95,623,778)	310.55	02/19/27	(2,853,313)
	(Premiums received $3,607,074)
	Put Options Written — (3.7)%
(3,658)	iShares Russell 2000 ETF	(95,623,778)	224.92	02/19/27	(3,540,651)
	(Premiums received $3,390,483)
	Total Written Options				(6,393,964)
	(Premiums received $6,997,557)
	Net Other Assets and Liabilities — (0.1)%				(60,818)
	Net Assets — 100.0%				$96,715,560

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,146,491	$1,146,491	$—	$—
Purchased Options	102,023,851	—	102,023,851	—
Total	$103,170,342	$1,146,491	$102,023,851	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(6,393,964)	$—	$(6,393,964)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Buffer & Premium Income ETF - March (XIMR)
Portfolio of Investments
February 28, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 0.5%
$160,000	U.S. Treasury Bill	(a)	03/19/26	$159,726
	(Cost $159,679)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
241,083	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (b)	241,083
	(Cost $241,083)
	Total Investments — 1.3%	400,809
	(Cost $400,762)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 120.3%
	Call Options Purchased — 120.2%
546	State Street® SPDR® S&P 500® ETF Trust	$37,455,054	$0.06	03/20/26	37,354,590
	(Cost $30,262,423)
	Put Options Purchased — 0.1%
546	State Street® SPDR® S&P 500® ETF Trust	37,455,054	563.97	03/20/26	21,840
	(Cost $1,715,160)
	Total Purchased Options				37,376,430
	(Cost $31,977,583)
WRITTEN OPTIONS — (21.4)%
	Call Options Written — (21.4)%
(546)	State Street® SPDR® S&P 500® ETF Trust	(37,455,054)	563.97	03/20/26	(6,655,740)
	(Premiums received $2,665,086)
	Put Options Written — (0.0)%
(546)	State Street® SPDR® S&P 500® ETF Trust	(37,455,054)	507.57	03/20/26	(8,736)
	(Premiums received $993,618)
	Total Written Options				(6,664,476)
	(Premiums received $3,658,704)
	Net Other Assets and Liabilities — (0.2)%				(47,157)
	Net Assets — 100.0%				$31,065,606

(a)	Zero coupon security.
(b)	Rate shown reflects yield as of February 28, 2026.
See Notes to Financial Statements

FT Vest U.S. Equity Buffer & Premium Income ETF - March (XIMR)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$159,726	$—	$159,726	$—
Money Market Funds	241,083	241,083	—	—
Total Investments	400,809	241,083	159,726	—
Purchased Options	37,376,430	—	37,376,430	—
Total	$37,777,239	$241,083	$37,536,156	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(6,664,476)	$—	$(6,664,476)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - March (GMAR)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
1,168,841	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$1,168,841
	(Cost $1,168,841)
	Total Investments — 0.4%	1,168,841
	(Cost $1,168,841)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 108.5%
	Call Options Purchased — 108.5%
5,569	State Street® SPDR® S&P 500® ETF Trust	$382,027,831	$5.66	03/20/26	377,873,357
	(Cost $310,583,556)
	Put Options Purchased — 0.0%
5,569	State Street® SPDR® S&P 500® ETF Trust	382,027,831	564.00	03/20/26	222,760
	(Cost $18,846,394)
	Total Purchased Options				378,096,117
	(Cost $329,429,950)
WRITTEN OPTIONS — (8.8)%
	Call Options Written — (8.8)%
(5,569)	State Street® SPDR® S&P 500® ETF Trust	(382,027,831)	632.81	03/20/26	(30,490,275)
	(Premiums received $7,098,567)
	Put Options Written — (0.0)%
(5,569)	State Street® SPDR® S&P 500® ETF Trust	(382,027,831)	479.40	03/20/26	(55,690)
	(Premiums received $6,308,120)
	Total Written Options				(30,545,965)
	(Premiums received $13,406,687)
	Net Other Assets and Liabilities — (0.1)%				(346,036)
	Net Assets — 100.0%				$348,372,957

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,168,841	$1,168,841	$—	$—
Purchased Options	378,096,117	—	378,096,117	—
Total	$379,264,958	$1,168,841	$378,096,117	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(30,545,965)	$—	$(30,545,965)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - April (GAPR)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
948,860	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$948,860
	(Cost $948,860)
	Total Investments — 0.4%	948,860
	(Cost $948,860)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 114.3%
	Call Options Purchased — 114.1%
4,301	State Street® SPDR® S&P 500® ETF Trust	$295,044,299	$5.28	04/17/26	292,136,350
	(Cost $231,362,027)
	Put Options Purchased — 0.2%
4,301	State Street® SPDR® S&P 500® ETF Trust	295,044,299	526.43	04/17/26	410,444
	(Cost $14,990,963)
	Total Purchased Options				292,546,794
	(Cost $246,352,990)
WRITTEN OPTIONS — (14.6)%
	Call Options Written — (14.5)%
(4,301)	State Street® SPDR® S&P 500® ETF Trust	(295,044,299)	604.23	04/17/26	(37,180,596)
	(Premiums received $8,300,078)
	Put Options Written — (0.1)%
(4,301)	State Street® SPDR® S&P 500® ETF Trust	(295,044,299)	447.47	04/17/26	(159,094)
	(Premiums received $5,995,053)
	Total Written Options				(37,339,690)
	(Premiums received $14,295,131)
	Net Other Assets and Liabilities — (0.1)%				(162,909)
	Net Assets — 100.0%				$255,993,055

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$948,860	$948,860	$—	$—
Purchased Options	292,546,794	—	292,546,794	—
Total	$293,495,654	$948,860	$292,546,794	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(37,339,690)	$—	$(37,339,690)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - May (GMAY)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
1,296,867	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$1,296,867
	(Cost $1,296,867)
	Total Investments — 0.4%	1,296,867
	(Cost $1,296,867)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 105.5%
	Call Options Purchased — 104.8%
4,601	State Street® SPDR® S&P 500® ETF Trust	$315,623,999	$5.96	05/15/26	312,229,841
	(Cost $268,993,221)
	Put Options Purchased — 0.7%
4,601	State Street® SPDR® S&P 500® ETF Trust	315,623,999	594.22	05/15/26	1,998,353
	(Cost $15,331,090)
	Total Purchased Options				314,228,194
	(Cost $284,324,311)
WRITTEN OPTIONS — (5.8)%
	Call Options Written — (5.6)%
(4,601)	State Street® SPDR® S&P 500® ETF Trust	(315,623,999)	667.43	05/15/26	(16,686,033)
	(Premiums received $6,339,532)
	Put Options Written — (0.2)%
(4,601)	State Street® SPDR® S&P 500® ETF Trust	(315,623,999)	505.09	05/15/26	(705,195)
	(Premiums received $5,814,794)
	Total Written Options				(17,391,228)
	(Premiums received $12,154,326)
	Net Other Assets and Liabilities — (0.1)%				(220,979)
	Net Assets — 100.0%				$297,912,854

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,296,867	$1,296,867	$—	$—
Purchased Options	314,228,194	—	314,228,194	—
Total	$315,525,061	$1,296,867	$314,228,194	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(17,391,228)	$—	$(17,391,228)	$—
See Notes to Financial Statements

FT Vest U.S. Small Cap Moderate Buffer ETF - May (SMAY)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
373,642	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$373,642
	(Cost $373,642)
	Total Investments — 0.5%	373,642
	(Cost $373,642)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 109.7%
	Call Options Purchased — 109.2%
3,583	iShares Russell 2000 ETF	$93,663,203	$2.10	05/15/26	92,810,592
	(Cost $74,207,539)
	Put Options Purchased — 0.5%
3,583	iShares Russell 2000 ETF	93,663,203	209.85	05/15/26	465,396
	(Cost $5,312,106)
	Total Purchased Options				93,275,988
	(Cost $79,519,645)
WRITTEN OPTIONS — (10.1)%
	Call Options Written — (9.9)%
(3,583)	iShares Russell 2000 ETF	(93,663,203)	244.48	05/15/26	(8,399,734)
	(Premiums received $2,652,964)
	Put Options Written — (0.2)%
(3,583)	iShares Russell 2000 ETF	(93,663,203)	178.37	05/15/26	(170,623)
	(Premiums received $2,066,248)
	Total Written Options				(8,570,357)
	(Premiums received $4,719,212)
	Net Other Assets and Liabilities — (0.1)%				(57,730)
	Net Assets — 100.0%				$85,021,543

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$373,642	$373,642	$—	$—
Purchased Options	93,275,988	—	93,275,988	—
Total	$93,649,630	$373,642	$93,275,988	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(8,570,357)	$—	$(8,570,357)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Buffer & Premium Income ETF - June (XIJN)
Portfolio of Investments
February 28, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 2.3%
$255,200	U.S. Treasury Bill	(a)	03/19/26	$254,763
255,200	U.S. Treasury Bill	(a)	04/16/26	254,046
255,200	U.S. Treasury Bill	(a)	05/14/26	253,345
255,200	U.S. Treasury Bill	(a)	06/11/26	252,654
	Total U.S. Treasury Bills			1,014,808
	(Cost $1,014,494)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
320,140	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (b)	320,140
	(Cost $320,140)
	Total Investments — 3.0%	1,334,948
	(Cost $1,334,634)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 114.7%
	Call Options Purchased — 113.6%
744	State Street® SPDR® S&P 500® ETF Trust	$51,037,656	$0.06	06/18/26	50,795,580
	(Cost $48,595,722)
	Put Options Purchased — 1.1%
744	State Street® SPDR® S&P 500® ETF Trust	51,037,656	594.27	06/18/26	499,135
	(Cost $1,228,897)
	Total Purchased Options				51,294,715
	(Cost $49,824,619)
WRITTEN OPTIONS — (17.6)%
	Call Options Written — (17.1)%
(744)	State Street® SPDR® S&P 500® ETF Trust	(51,037,656)	594.27	06/18/26	(7,635,307)
	(Premiums received $6,834,643)
	Put Options Written — (0.5)%
(744)	State Street® SPDR® S&P 500® ETF Trust	(51,037,656)	534.84	06/18/26	(253,072)
	(Premiums received $686,505)
	Total Written Options				(7,888,379)
	(Premiums received $7,521,148)
	Net Other Assets and Liabilities — (0.1)%				(27,413)
	Net Assets — 100.0%				$44,713,871

(a)	Zero coupon security.
(b)	Rate shown reflects yield as of February 28, 2026.
See Notes to Financial Statements

FT Vest U.S. Equity Buffer & Premium Income ETF - June (XIJN)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$1,014,808	$—	$1,014,808	$—
Money Market Funds	320,140	320,140	—	—
Total Investments	1,334,948	320,140	1,014,808	—
Purchased Options	51,294,715	—	51,294,715	—
Total	$52,629,663	$320,140	$52,309,523	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(7,888,379)	$—	$(7,888,379)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - June (GJUN)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
1,727,459	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$1,727,459
	(Cost $1,727,459)
	Total Investments — 0.5%	1,727,459
	(Cost $1,727,459)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 106.3%
	Call Options Purchased — 105.2%
5,135	State Street® SPDR® S&P 500® ETF Trust	$352,255,865	$5.96	06/18/26	347,609,512
	(Cost $302,422,790)
	Put Options Purchased — 1.1%
5,135	State Street® SPDR® S&P 500® ETF Trust	352,255,865	594.30	06/18/26	3,446,252
	(Cost $17,089,628)
	Total Purchased Options				351,055,764
	(Cost $319,512,418)
WRITTEN OPTIONS — (6.7)%
	Call Options Written — (6.3)%
(5,135)	State Street® SPDR® S&P 500® ETF Trust	(352,255,865)	667.81	06/18/26	(20,949,722)
	(Premiums received $7,360,379)
	Put Options Written — (0.4)%
(5,135)	State Street® SPDR® S&P 500® ETF Trust	(352,255,865)	505.16	06/18/26	(1,304,084)
	(Premiums received $7,045,567)
	Total Written Options				(22,253,806)
	(Premiums received $14,405,946)
	Net Other Assets and Liabilities — (0.1)%				(206,130)
	Net Assets — 100.0%				$330,323,287

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,727,459	$1,727,459	$—	$—
Purchased Options	351,055,764	—	351,055,764	—
Total	$352,783,223	$1,727,459	$351,055,764	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(22,253,806)	$—	$(22,253,806)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - July (GJUL)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
2,449,738	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$2,449,738
	(Cost $2,449,738)
	Total Investments — 0.6%	2,449,738
	(Cost $2,449,738)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.4%
	Call Options Purchased — 101.5%
5,954	State Street® SPDR® S&P 500® ETF Trust	$408,438,446	$6.30	07/17/26	402,722,606
	(Cost $368,034,070)
	Put Options Purchased — 1.9%
5,954	State Street® SPDR® S&P 500® ETF Trust	408,438,446	627.60	07/17/26	7,513,948
	(Cost $20,296,495)
	Total Purchased Options				410,236,554
	(Cost $388,330,565)
WRITTEN OPTIONS — (3.9)%
	Call Options Written — (3.3)%
(5,954)	State Street® SPDR® S&P 500® ETF Trust	(408,438,446)	703.16	07/17/26	(12,991,628)
	(Premiums received $8,067,308)
	Put Options Written — (0.6)%
(5,954)	State Street® SPDR® S&P 500® ETF Trust	(408,438,446)	533.46	07/17/26	(2,643,576)
	(Premiums received $8,082,382)
	Total Written Options				(15,635,204)
	(Premiums received $16,149,690)
	Net Other Assets and Liabilities — (0.1)%				(310,535)
	Net Assets — 100.0%				$396,740,553

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,449,738	$2,449,738	$—	$—
Purchased Options	410,236,554	—	410,236,554	—
Total	$412,686,292	$2,449,738	$410,236,554	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(15,635,204)	$—	$(15,635,204)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - August (GAUG)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
2,038,532	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$2,038,532
	(Cost $2,038,532)
	Total Investments — 0.7%	2,038,532
	(Cost $2,038,532)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.1%
	Call Options Purchased — 100.5%
4,481	State Street® SPDR® S&P 500® ETF Trust	$307,392,119	$6.45	08/21/26	303,211,749
	(Cost $282,947,459)
	Put Options Purchased — 2.6%
4,481	State Street® SPDR® S&P 500® ETF Trust	307,392,119	643.46	08/21/26	7,979,362
	(Cost $15,227,461)
	Total Purchased Options				311,191,111
	(Cost $298,174,920)
WRITTEN OPTIONS — (3.7)%
	Call Options Written — (2.7)%
(4,481)	State Street® SPDR® S&P 500® ETF Trust	(307,392,119)	719.97	08/21/26	(8,318,349)
	(Premiums received $5,875,094)
	Put Options Written — (1.0)%
(4,481)	State Street® SPDR® S&P 500® ETF Trust	(307,392,119)	546.94	08/21/26	(2,946,392)
	(Premiums received $6,283,847)
	Total Written Options				(11,264,741)
	(Premiums received $12,158,941)
	Net Other Assets and Liabilities — (0.1)%				(191,115)
	Net Assets — 100.0%				$301,773,787

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,038,532	$2,038,532	$—	$—
Purchased Options	311,191,111	—	311,191,111	—
Total	$313,229,643	$2,038,532	$311,191,111	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(11,264,741)	$—	$(11,264,741)	$—
See Notes to Financial Statements

FT Vest U.S. Small Cap Moderate Buffer ETF - August (SAUG)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
659,948	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$659,948
	(Cost $659,948)
	Total Investments — 0.7%	659,948
	(Cost $659,948)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 106.8%
	Call Options Purchased — 104.5%
3,939	iShares Russell 2000 ETF	$102,969,399	$2.27	08/21/26	101,824,568
	(Cost $88,187,428)
	Put Options Purchased — 2.3%
3,939	iShares Russell 2000 ETF	102,969,399	227.13	08/21/26	2,246,963
	(Cost $6,392,022)
	Total Purchased Options				104,071,531
	(Cost $94,579,450)
WRITTEN OPTIONS — (7.4)%
	Call Options Written — (6.5)%
(3,939)	iShares Russell 2000 ETF	(102,969,399)	265.47	08/21/26	(6,389,097)
	(Premiums received $2,778,024)
	Put Options Written — (0.9)%
(3,939)	iShares Russell 2000 ETF	(102,969,399)	193.06	08/21/26	(867,329)
	(Premiums received $2,482,655)
	Total Written Options				(7,256,426)
	(Premiums received $5,260,679)
	Net Other Assets and Liabilities — (0.1)%				(64,708)
	Net Assets — 100.0%				$97,410,345

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$659,948	$659,948	$—	$—
Purchased Options	104,071,531	—	104,071,531	—
Total	$104,731,479	$659,948	$104,071,531	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(7,256,426)	$—	$(7,256,426)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Buffer & Premium Income ETF - September (XISE)
Portfolio of Investments
February 28, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 3.4%
$266,400	U.S. Treasury Bill	(a)	03/19/26	$265,944
266,400	U.S. Treasury Bill	(a)	04/16/26	265,195
266,400	U.S. Treasury Bill	(a)	05/14/26	264,463
266,400	U.S. Treasury Bill	(a)	06/11/26	263,742
266,400	U.S. Treasury Bill	(a)	07/09/26	263,004
266,400	U.S. Treasury Bill	(a)	08/06/26	262,321
266,400	U.S. Treasury Bill	(a)	09/03/26	261,616
	Total U.S. Treasury Bills			1,846,285
	(Cost $1,846,129)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
624,240	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (b)	624,240
	(Cost $624,240)
	Total Investments — 4.5%	2,470,525
	(Cost $2,470,369)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 106.0%
	Call Options Purchased — 102.3%
819	State Street® SPDR® S&P 500® ETF Trust	$56,182,581	$0.07	09/18/26	55,797,610
	(Cost $53,853,776)
	Put Options Purchased — 3.7%
819	State Street® SPDR® S&P 500® ETF Trust	56,182,581	663.69	09/18/26	2,034,183
	(Cost $2,821,406)
	Total Purchased Options				57,831,793
	(Cost $56,675,182)
WRITTEN OPTIONS — (10.4)%
	Call Options Written — (8.5)%
(819)	State Street® SPDR® S&P 500® ETF Trust	(56,182,581)	663.69	09/18/26	(4,657,743)
	(Premiums received $4,402,048)
	Put Options Written — (1.9)%
(819)	State Street® SPDR® S&P 500® ETF Trust	(56,182,581)	597.32	09/18/26	(1,054,020)
	(Premiums received $1,610,779)
	Total Written Options				(5,711,763)
	(Premiums received $6,012,827)
	Net Other Assets and Liabilities — (0.1)%				(35,327)
	Net Assets — 100.0%				$54,555,228

(a)	Zero coupon security.
(b)	Rate shown reflects yield as of February 28, 2026.
See Notes to Financial Statements

FT Vest U.S. Equity Buffer & Premium Income ETF - September (XISE)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$1,846,285	$—	$1,846,285	$—
Money Market Funds	624,240	624,240	—	—
Total Investments	2,470,525	624,240	1,846,285	—
Purchased Options	57,831,793	—	57,831,793	—
Total	$60,302,318	$624,240	$59,678,078	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(5,711,763)	$—	$(5,711,763)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - September (GSEP)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
3,615,669	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$3,615,669
	(Cost $3,615,669)
	Total Investments — 0.8%	3,615,669
	(Cost $3,615,669)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.6%
	Call Options Purchased — 99.0%
6,938	State Street® SPDR® S&P 500® ETF Trust	$475,939,862	$6.66	09/18/26	468,205,518
	(Cost $455,640,736)
	Put Options Purchased — 3.6%
6,938	State Street® SPDR® S&P 500® ETF Trust	475,939,862	663.72	09/18/26	17,237,392
	(Cost $24,091,950)
	Total Purchased Options				485,442,910
	(Cost $479,732,686)
WRITTEN OPTIONS — (3.3)%
	Call Options Written — (1.9)%
(6,938)	State Street® SPDR® S&P 500® ETF Trust	(475,939,862)	739.91	09/18/26	(9,123,540)
	(Premiums received $11,010,464)
	Put Options Written — (1.4)%
(6,938)	State Street® SPDR® S&P 500® ETF Trust	(475,939,862)	564.17	09/18/26	(6,460,249)
	(Premiums received $9,981,712)
	Total Written Options				(15,583,789)
	(Premiums received $20,992,176)
	Net Other Assets and Liabilities — (0.1)%				(299,598)
	Net Assets — 100.0%				$473,175,192

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,615,669	$3,615,669	$—	$—
Purchased Options	485,442,910	—	485,442,910	—
Total	$489,058,579	$3,615,669	$485,442,910	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(15,583,789)	$—	$(15,583,789)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - October (GOCT)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
2,711,714	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$2,711,714
	(Cost $2,711,714)
	Total Investments — 0.8%	2,711,714
	(Cost $2,711,714)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.9%
	Call Options Purchased — 98.9%
4,789	State Street® SPDR® S&P 500® ETF Trust	$328,520,611	$6.66	10/16/26	323,217,273
	(Cost $314,151,812)
	Put Options Purchased — 4.0%
4,789	State Street® SPDR® S&P 500® ETF Trust	328,520,611	664.41	10/16/26	12,875,801
	(Cost $17,708,578)
	Total Purchased Options				336,093,074
	(Cost $331,860,390)
WRITTEN OPTIONS — (3.6)%
	Call Options Written — (2.1)%
(4,789)	State Street® SPDR® S&P 500® ETF Trust	(328,520,611)	745.07	10/16/26	(6,812,879)
	(Premiums received $8,437,786)
	Put Options Written — (1.5)%
(4,789)	State Street® SPDR® S&P 500® ETF Trust	(328,520,611)	564.75	10/16/26	(5,036,831)
	(Premiums received $7,770,073)
	Total Written Options				(11,849,710)
	(Premiums received $16,207,859)
	Net Other Assets and Liabilities — (0.1)%				(205,101)
	Net Assets — 100.0%				$326,749,977

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,711,714	$2,711,714	$—	$—
Purchased Options	336,093,074	—	336,093,074	—
Total	$338,804,788	$2,711,714	$336,093,074	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(11,849,710)	$—	$(11,849,710)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - November (GNOV)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
2,813,169	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$2,813,169
	(Cost $2,813,169)
	Total Investments — 0.9%	2,813,169
	(Cost $2,813,169)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.5%
	Call Options Purchased — 99.4%
4,524	State Street® SPDR® S&P 500® ETF Trust	$310,341,876	$6.61	11/20/26	305,443,650
	(Cost $294,440,073)
	Put Options Purchased — 4.1%
4,524	State Street® SPDR® S&P 500® ETF Trust	310,341,876	659.05	11/20/26	12,574,594
	(Cost $17,925,911)
	Total Purchased Options				318,018,244
	(Cost $312,365,984)
WRITTEN OPTIONS — (4.3)%
	Call Options Written — (2.6)%
(4,524)	State Street® SPDR® S&P 500® ETF Trust	(310,341,876)	746.37	11/20/26	(7,936,136)
	(Premiums received $8,223,939)
	Put Options Written — (1.7)%
(4,524)	State Street® SPDR® S&P 500® ETF Trust	(310,341,876)	560.20	11/20/26	(5,213,096)
	(Premiums received $8,089,845)
	Total Written Options				(13,149,232)
	(Premiums received $16,313,784)
	Net Other Assets and Liabilities — (0.1)%				(196,072)
	Net Assets — 100.0%				$307,486,109

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,813,169	$2,813,169	$—	$—
Purchased Options	318,018,244	—	318,018,244	—
Total	$320,831,413	$2,813,169	$318,018,244	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(13,149,232)	$—	$(13,149,232)	$—
See Notes to Financial Statements

FT Vest U.S. Small Cap Moderate Buffer ETF - November (SNOV)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
1,029,254	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$1,029,254
	(Cost $1,029,254)
	Total Investments — 0.9%	1,029,254
	(Cost $1,029,254)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 106.6%
	Call Options Purchased — 102.6%
4,570	iShares Russell 2000 ETF	$119,464,370	$2.36	11/20/26	117,772,145
	(Cost $106,438,230)
	Put Options Purchased — 4.0%
4,570	iShares Russell 2000 ETF	119,464,370	235.60	11/20/26	4,567,852
	(Cost $8,352,619)
	Total Purchased Options				122,339,997
	(Cost $114,790,849)
WRITTEN OPTIONS — (7.4)%
	Call Options Written — (5.7)%
(4,570)	iShares Russell 2000 ETF	(119,464,370)	279.00	11/20/26	(6,594,556)
	(Premiums received $4,072,974)
	Put Options Written — (1.7)%
(4,570)	iShares Russell 2000 ETF	(119,464,370)	200.26	11/20/26	(1,938,731)
	(Premiums received $3,636,257)
	Total Written Options				(8,533,287)
	(Premiums received $7,709,231)
	Net Other Assets and Liabilities — (0.1)%				(73,226)
	Net Assets — 100.0%				$114,762,738

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,029,254	$1,029,254	$—	$—
Purchased Options	122,339,997	—	122,339,997	—
Total	$123,369,251	$1,029,254	$122,339,997	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(8,533,287)	$—	$(8,533,287)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Buffer & Premium Income ETF - December (XIDE)
Portfolio of Investments
February 28, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 5.1%
$124,800	U.S. Treasury Bill	(a)	03/31/26	$124,436
124,800	U.S. Treasury Bill	(a)	04/30/26	124,058
124,800	U.S. Treasury Bill	(a)	05/28/26	123,721
124,800	U.S. Treasury Bill	(a)	06/18/26	123,466
124,800	U.S. Treasury Bill	(a)	07/09/26	123,209
124,800	U.S. Treasury Bill	(a)	08/06/26	122,889
124,800	U.S. Treasury Bill	(a)	10/01/26	122,257
124,800	U.S. Treasury Bill	(a)	10/29/26	121,944
249,600	U.S. Treasury Bill	(a)	11/27/26	243,258
	Total U.S. Treasury Bills			1,229,238
	(Cost $1,229,313)

Shares	Description	Value
MONEY MARKET FUNDS — 1.4%
341,014	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (b)	341,014
	(Cost $341,014)
	Total Investments — 6.5%	1,570,252
	(Cost $1,570,327)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.8%
	Call Options Purchased — 99.5%
353	State Street® SPDR® S&P 500® ETF Trust	$24,215,447	$0.07	12/18/26	23,990,191
	(Cost $23,819,742)
	Put Options Purchased — 5.3%
353	State Street® SPDR® S&P 500® ETF Trust	24,215,447	680.58	12/18/26	1,277,140
	(Cost $1,393,557)
	Total Purchased Options				25,267,331
	(Cost $25,213,299)
WRITTEN OPTIONS — (11.2)%
	Call Options Written — (8.2)%
(353)	State Street® SPDR® S&P 500® ETF Trust	(24,215,447)	680.58	12/18/26	(1,981,513)
	(Premiums received $2,045,826)
	Put Options Written — (3.0)%
(353)	State Street® SPDR® S&P 500® ETF Trust	(24,215,447)	612.52	12/18/26	(717,956)
	(Premiums received $808,970)
	Total Written Options				(2,699,469)
	(Premiums received $2,854,796)
	Net Other Assets and Liabilities — (0.1)%				(14,479)
	Net Assets — 100.0%				$24,123,635

(a)	Zero coupon security.
(b)	Rate shown reflects yield as of February 28, 2026.
See Notes to Financial Statements

FT Vest U.S. Equity Buffer & Premium Income ETF - December (XIDE)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$1,229,238	$—	$1,229,238	$—
Money Market Funds	341,014	341,014	—	—
Total Investments	1,570,252	341,014	1,229,238	—
Purchased Options	25,267,331	—	25,267,331	—
Total	$26,837,583	$341,014	$26,496,569	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,699,469)	$—	$(2,699,469)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - December (GDEC)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
4,927,152	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$4,927,152
	(Cost $4,927,152)
	Total Investments — 1.0%	4,927,152
	(Cost $4,927,152)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.3%
	Call Options Purchased — 98.0%
7,268	State Street® SPDR® S&P 500® ETF Trust	$498,577,532	$6.83	12/18/26	489,194,471
	(Cost $486,524,754)
	Put Options Purchased — 5.3%
7,268	State Street® SPDR® S&P 500® ETF Trust	498,577,532	680.61	12/18/26	26,301,947
	(Cost $27,629,081)
	Total Purchased Options				515,496,418
	(Cost $514,153,835)
WRITTEN OPTIONS — (4.2)%
	Call Options Written — (2.0)%
(7,268)	State Street® SPDR® S&P 500® ETF Trust	(498,577,532)	762.83	12/18/26	(10,214,011)
	(Premiums received $11,564,757)
	Put Options Written — (2.2)%
(7,268)	State Street® SPDR® S&P 500® ETF Trust	(498,577,532)	578.52	12/18/26	(11,030,498)
	(Premiums received $11,928,279)
	Total Written Options				(21,244,509)
	(Premiums received $23,493,036)
	Net Other Assets and Liabilities — (0.1)%				(309,646)
	Net Assets — 100.0%				$498,869,415

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$4,927,152	$4,927,152	$—	$—
Purchased Options	515,496,418	—	515,496,418	—
Total	$520,423,570	$4,927,152	$515,496,418	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(21,244,509)	$—	$(21,244,509)	$—
See Notes to Financial Statements

FT Vest Laddered Moderate Buffer ETF (BUFZ)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
1,635,789	FT Vest U.S. Equity Moderate Buffer ETF - January (b)	$70,240,780
1,666,708	FT Vest U.S. Equity Moderate Buffer ETF - February (b)	70,268,409
1,704,142	FT Vest U.S. Equity Moderate Buffer ETF - March (b)	70,432,189
1,751,500	FT Vest U.S. Equity Moderate Buffer ETF - April (b)	70,550,420
1,691,467	FT Vest U.S. Equity Moderate Buffer ETF - May (b)	70,398,856
1,765,543	FT Vest U.S. Equity Moderate Buffer ETF - June (b)	70,409,855
1,691,473	FT Vest U.S. Equity Moderate Buffer ETF - July (b)	70,351,068
1,778,465	FT Vest U.S. Equity Moderate Buffer ETF - August (b)	70,338,291
1,801,983	FT Vest U.S. Equity Moderate Buffer ETF - September (b)	70,277,337
1,776,663	FT Vest U.S. Equity Moderate Buffer ETF - October (b)	70,284,789
1,762,461	FT Vest U.S. Equity Moderate Buffer ETF - November (b)	70,269,320
1,850,563	FT Vest U.S. Equity Moderate Buffer ETF - December (b)	70,284,383
	Total Exchange-Traded Funds	844,105,697
	(Cost $774,382,232)
MONEY MARKET FUNDS — 0.0%
225,232	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (c)	225,232
	(Cost $225,232)

	Total Investments — 100.0%	844,330,929
	(Cost $774,607,464)
	Net Other Assets and Liabilities — (0.0)%	(62,668)
	Net Assets — 100.0%	$844,268,261

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$844,105,697	$844,105,697	$—	$—
Money Market Funds	225,232	225,232	—	—
Total Investments	$844,330,929	$844,330,929	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

FT Vest Laddered Small Cap Moderate Buffer ETF (BUFS)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
1,319,814	FT Vest U.S. Small Cap Moderate Buffer ETF - February (b)	$32,216,660
1,220,816	FT Vest U.S. Small Cap Moderate Buffer ETF - May (b)	32,334,655
1,231,024	FT Vest U.S. Small Cap Moderate Buffer ETF - August (b)	32,279,049
1,270,128	FT Vest U.S. Small Cap Moderate Buffer ETF - November (b)	32,286,654
	Total Exchange-Traded Funds	129,117,018
	(Cost $119,401,447)
MONEY MARKET FUNDS — 0.0%
48,532	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (c)	48,532
	(Cost $48,532)

	Total Investments — 100.0%	129,165,550
	(Cost $119,449,979)
	Net Other Assets and Liabilities — (0.0)%	(9,547)
	Net Assets — 100.0%	$129,156,003

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$129,117,018	$129,117,018	$—	$—
Money Market Funds	48,532	48,532	—	—
Total Investments	$129,165,550	$129,165,550	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

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First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities
February 28, 2026 (Unaudited)

	FT Vest U.S. Equity Moderate Buffer ETF - January (GJAN)	FT Vest U.S. Equity Moderate Buffer ETF - February (GFEB)	FT Vest U.S. Small Cap Moderate Buffer ETF - February (SFEB)	FT Vest U.S. Equity Buffer & Premium Income ETF - March (XIMR)
ASSETS:
Investments, at value - Unaffiliated	$4,791,607	$3,756,244	$1,146,491	$400,809
Investments, at value - Affiliated	—	—	—	—
Total investments, at value	4,791,607	3,756,244	1,146,491	400,809
Options contracts purchased, at value	469,002,006	345,007,131	102,023,851	37,376,430
Cash	31	—	—	—
Due from broker	302	257	266	205
Receivables:
Investment securities sold	4,573,831	—	—	1,856,188
Dividends	13,104	4,475	1,369	406
Capital shares sold	—	—	—	—
Total Assets	478,380,881	348,768,107	103,171,977	39,634,038

LIABILITIES:
Options contracts written, at value	20,239,494	16,891,882	6,393,964	6,664,476
Payables:
Capital shares redeemed	4,296,441	—	—	1,553,074
Investment advisory fees	291,505	210,517	62,453	21,237
Investment securities purchased	268,669	—	—	329,645
Total Liabilities	25,096,109	17,102,399	6,456,417	8,568,432
NET ASSETS	$453,284,772	$331,665,708	$96,715,560	$31,065,606

NET ASSETS consist of:
Paid-in capital	$441,952,564	$325,548,933	$90,434,515	$30,727,424
Par value	105,500	78,750	39,500	10,000
Accumulated distributable earnings (loss)	11,226,708	6,038,025	6,241,545	328,182
NET ASSETS	$453,284,772	$331,665,708	$96,715,560	$31,065,606
NET ASSET VALUE, per share	$42.97	$42.12	$24.48	$31.07
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	10,550,002	7,875,002	3,950,002	1,000,002
Investments, at cost - Unaffiliated	$4,791,607	$3,756,244	$1,146,491	$400,762
Investments, at cost - Affiliated	$—	$—	$—	$—
Total investments, at cost	$4,791,607	$3,756,244	$1,146,491	$400,762
Premiums paid on options contracts purchased	$471,204,008	$346,435,443	$102,644,473	$31,977,583
Premiums received on options contracts written	$22,034,893	$17,637,952	$6,997,557	$3,658,704
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - March (GMAR)	FT Vest U.S. Equity Moderate Buffer ETF - April (GAPR)	FT Vest U.S. Equity Moderate Buffer ETF - May (GMAY)	FT Vest U.S. Small Cap Moderate Buffer ETF - May (SMAY)	FT Vest U.S. Equity Buffer & Premium Income ETF - June (XIJN)	FT Vest U.S. Equity Moderate Buffer ETF - June (GJUN)

$1,168,841	$948,860	$1,296,867	$373,642	$1,334,948	$1,727,459
—	—	—	—	—	—
1,168,841	948,860	1,296,867	373,642	1,334,948	1,727,459
378,096,117	292,546,794	314,228,194	93,275,988	51,294,715	351,055,764
—	—	—	—	—	—
679	639	421	205	415	6,487

30,079,977	—	3,278,190	—	—	—
3,326	2,667	3,677	1,055	391	5,405
—	—	—	—	—	—
409,348,940	293,498,960	318,807,349	93,650,890	52,630,469	352,795,115

30,545,965	37,339,690	17,391,228	8,570,357	7,888,379	22,253,806

26,876,767	—	3,124,887	—	—	—
246,238	166,215	196,946	58,990	28,219	218,022
3,307,013	—	181,434	—	—	—
60,975,983	37,505,905	20,894,495	8,629,347	7,916,598	22,471,828
$348,372,957	$255,993,055	$297,912,854	$85,021,543	$44,713,871	$330,323,287

$329,660,263	$252,784,304	$286,702,566	$79,762,435	$44,716,753	$336,206,540
84,250	63,500	71,500	32,000	14,500	82,750
18,628,444	3,145,251	11,138,788	5,227,108	(17,382)	(5,966,003)
$348,372,957	$255,993,055	$297,912,854	$85,021,543	$44,713,871	$330,323,287
$41.35	$40.31	$41.67	$26.57	$30.84	$39.92
8,425,002	6,350,002	7,150,002	3,200,002	1,450,002	8,275,002
$1,168,841	$948,860	$1,296,867	$373,642	$1,334,634	$1,727,459
$—	$—	$—	$—	$—	$—
$1,168,841	$948,860	$1,296,867	$373,642	$1,334,634	$1,727,459
$329,429,950	$246,352,990	$284,324,311	$79,519,645	$49,824,619	$319,512,418
$13,406,687	$14,295,131	$12,154,326	$4,719,212	$7,521,148	$14,405,946
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities (Continued)
February 28, 2026 (Unaudited)

	FT Vest U.S. Equity Moderate Buffer ETF - July (GJUL)	FT Vest U.S. Equity Moderate Buffer ETF - August (GAUG)	FT Vest U.S. Small Cap Moderate Buffer ETF - August (SAUG)	FT Vest U.S. Equity Buffer & Premium Income ETF - September (XISE)
ASSETS:
Investments, at value - Unaffiliated	$2,449,738	$2,038,532	$659,948	$2,470,525
Investments, at value - Affiliated	—	—	—	—
Total investments, at value	2,449,738	2,038,532	659,948	2,470,525
Options contracts purchased, at value	410,236,554	311,191,111	104,071,531	57,831,793
Cash	—	—	—	—
Due from broker	625	251	348	205
Receivables:
Investment securities sold	4,414,911	—	—	—
Dividends	6,801	5,773	1,817	1,224
Capital shares sold	—	—	—	—
Total Assets	417,108,629	313,235,667	104,733,644	60,303,747

LIABILITIES:
Options contracts written, at value	15,635,204	11,264,741	7,256,426	5,711,763
Payables:
Capital shares redeemed	4,165,159	—	—	—
Investment advisory fees	261,842	197,139	66,873	36,756
Investment securities purchased	305,871	—	—	—
Total Liabilities	20,368,076	11,461,880	7,323,299	5,748,519
NET ASSETS	$396,740,553	$301,773,787	$97,410,345	$54,555,228

NET ASSETS consist of:
Paid-in capital	$395,850,791	$316,231,261	$94,128,727	$54,674,211
Par value	95,250	76,250	37,000	18,000
Accumulated distributable earnings (loss)	794,512	(14,533,724)	3,244,618	(136,983)
NET ASSETS	$396,740,553	$301,773,787	$97,410,345	$54,555,228
NET ASSET VALUE, per share	$41.65	$39.58	$26.33	$30.31
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	9,525,002	7,625,002	3,700,002	1,800,002
Investments, at cost - Unaffiliated	$2,449,738	$2,038,532	$659,948	$2,470,369
Investments, at cost - Affiliated	$—	$—	$—	$—
Total investments, at cost	$2,449,738	$2,038,532	$659,948	$2,470,369
Premiums paid on options contracts purchased	$388,330,565	$298,174,920	$94,579,450	$56,675,182
Premiums received on options contracts written	$16,149,690	$12,158,941	$5,260,679	$6,012,827
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - September (GSEP)	FT Vest U.S. Equity Moderate Buffer ETF - October (GOCT)	FT Vest U.S. Equity Moderate Buffer ETF - November (GNOV)	FT Vest U.S. Small Cap Moderate Buffer ETF - November (SNOV)	FT Vest U.S. Equity Buffer & Premium Income ETF - December (XIDE)	FT Vest U.S. Equity Moderate Buffer ETF - December (GDEC)

$3,615,669	$2,711,714	$2,813,169	$1,029,254	$1,570,252	$4,927,152
—	—	—	—	—	—
3,615,669	2,711,714	2,813,169	1,029,254	1,570,252	4,927,152
485,442,910	336,093,074	318,018,244	122,339,997	25,267,331	515,496,418
—	—	—	—	—	—
610	622	126	1,574	542	678

—	—	—	—	—	—
9,966	7,601	7,882	2,818	656	13,534
—	—	—	—	—	—
489,069,155	338,813,011	320,839,421	123,373,643	26,838,781	520,437,782

15,583,789	11,849,710	13,149,232	8,533,287	2,699,469	21,244,509

—	—	—	—	—	—
310,174	213,324	204,080	77,618	15,677	323,858
—	—	—	—	—	—
15,893,963	12,063,034	13,353,312	8,610,905	2,715,146	21,568,367
$473,175,192	$326,749,977	$307,486,109	$114,762,738	$24,123,635	$498,869,415

$455,149,742	$311,318,149	$299,857,832	$108,175,275	$23,947,074	$480,945,987
121,250	82,500	77,000	45,000	8,000	131,250
17,904,200	15,349,328	7,551,277	6,542,463	168,561	17,792,178
$473,175,192	$326,749,977	$307,486,109	$114,762,738	$24,123,635	$498,869,415
$39.02	$39.61	$39.93	$25.50	$30.15	$38.01
12,125,002	8,250,002	7,700,002	4,500,002	800,002	13,125,002
$3,615,669	$2,711,714	$2,813,169	$1,029,254	$1,570,327	$4,927,152
$—	$—	$—	$—	$—	$—
$3,615,669	$2,711,714	$2,813,169	$1,029,254	$1,570,327	$4,927,152
$479,732,686	$331,860,390	$312,365,984	$114,790,849	$25,213,299	$514,153,835
$20,992,176	$16,207,859	$16,313,784	$7,709,231	$2,854,796	$23,493,036
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities (Continued)
February 28, 2026 (Unaudited)

	FT Vest Laddered Moderate Buffer ETF (BUFZ)	FT Vest Laddered Small Cap Moderate Buffer ETF (BUFS)
ASSETS:
Investments, at value - Unaffiliated	$225,232	$48,532
Investments, at value - Affiliated	844,105,697	129,117,018
Total investments, at value	844,330,929	129,165,550
Options contracts purchased, at value	—	—
Cash	—	—
Due from broker	—	—
Receivables:
Investment securities sold	—	—
Dividends	400	101
Capital shares sold	2,667,507	—
Total Assets	846,998,836	129,165,651

LIABILITIES:
Options contracts written, at value	—	—
Payables:
Capital shares redeemed	—	—
Investment advisory fees	63,629	9,648
Investment securities purchased	2,666,946	—
Total Liabilities	2,730,575	9,648
NET ASSETS	$844,268,261	$129,156,003

NET ASSETS consist of:
Paid-in capital	$773,419,789	$119,124,364
Par value	316,500	55,000
Accumulated distributable earnings (loss)	70,531,972	9,976,639
NET ASSETS	$844,268,261	$129,156,003
NET ASSET VALUE, per share	$26.68	$23.48
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	31,650,002	5,500,002
Investments, at cost - Unaffiliated	$225,232	$48,532
Investments, at cost - Affiliated	$774,382,232	$119,401,447
Total investments, at cost	$774,607,464	$119,449,979
Premiums paid on options contracts purchased	$—	$—
Premiums received on options contracts written	$—	$—
See Notes to Financial Statements

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First Trust Exchange-Traded Fund VIII
Statements of Operations
For the Six Months Ended February 28, 2026 (Unaudited)

	FT Vest U.S. Equity Moderate Buffer ETF - January (GJAN)	FT Vest U.S. Equity Moderate Buffer ETF - February (GFEB)	FT Vest U.S. Small Cap Moderate Buffer ETF - February (SFEB)	FT Vest U.S. Equity Buffer & Premium Income ETF - March (XIMR)
INVESTMENT INCOME:
Dividends - Unaffiliated	$42,899	$30,409	$7,876	$4,249
Interest	—	—	—	17,366
Total investment income	42,899	30,409	7,876	21,615

EXPENSES:
Investment advisory fees	1,590,362	1,333,425	364,874	160,871
Other expenses	28,381	26,459	6,007	2,976
Total expenses	1,618,743	1,359,884	370,881	163,847
NET INVESTMENT INCOME (LOSS)	(1,575,844)	(1,329,475)	(363,005)	(142,232)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Unaffiliated	—	—	—	81
Investments - Affiliated	—	—	—	—
In-kind redemptions - Affiliated	—	—	—	—
Purchased options contracts	(4,572,356)	6,028,783	(2,911,130)	1,189,854
Written options contracts	(4,911,548)	(2,105,512)	(1,589,754)	(969,242)
In-kind redemptions - Purchased options contracts	43,168,698	30,740,364	14,322,929	—
In-kind redemptions - Written options contracts	4,806,757	1,714,729	1,464,689	—
Net realized gain (loss)	38,491,551	36,378,364	11,286,734	220,693
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	—	—	—	(249)
Investments - Affiliated	—	—	—	—
Purchased options contracts	(19,047,098)	(18,833,486)	(3,821,469)	1,296,891
Written options contracts	(1,571,678)	443,234	(23,821)	(384,616)
Net change in unrealized appreciation (depreciation)	(20,618,776)	(18,390,252)	(3,845,290)	912,026
NET REALIZED AND UNREALIZED GAIN (LOSS)	17,872,775	17,988,112	7,441,444	1,132,719
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,296,931	$16,658,637	$7,078,439	$990,487
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - March (GMAR)	FT Vest U.S. Equity Moderate Buffer ETF - April (GAPR)	FT Vest U.S. Equity Moderate Buffer ETF - May (GMAY)	FT Vest U.S. Small Cap Moderate Buffer ETF - May (SMAY)	FT Vest U.S. Equity Buffer & Premium Income ETF - June (XIJN)	FT Vest U.S. Equity Moderate Buffer ETF - June (GJUN)

$37,433	$27,279	$37,687	$12,953	$2,776	$41,607
—	—	—	—	21,195	—
37,433	27,279	37,687	12,953	23,971	41,607

1,648,750	1,065,611	1,282,248	425,219	122,005	1,410,296
32,727	16,677	22,528	7,272	520	20,966
1,681,477	1,082,288	1,304,776	432,491	122,525	1,431,262
(1,644,044)	(1,055,009)	(1,267,089)	(419,538)	(98,554)	(1,389,655)

—	—	—	—	392	—
—	—	—	—	—	—
—	—	—	—	—	—
1,750,136	(17,899)	201,373	1,240,568	8,772	196,770
(683,157)	16,436	(52,141)	(409,238)	(7,308)	(127,389)
11,444,610	3,064,881	2,382,879	2,205,349	—	2,630,324
(3,573,227)	200,094	(250,344)	(467,670)	—	(15,190)
8,938,362	3,263,512	2,281,767	2,569,009	1,856	2,684,515

—	—	—	—	(288)	—
—	—	—	—	—	—
9,435,595	13,242,462	12,730,845	5,895,850	916,709	13,938,430
(1,270,404)	(6,674,061)	(1,294,240)	(2,319,318)	(49,027)	(2,430,004)
8,165,191	6,568,401	11,436,605	3,576,532	867,394	11,508,426
17,103,553	9,831,913	13,718,372	6,145,541	869,250	14,192,941
$15,459,509	$8,776,904	$12,451,283	$5,726,003	$770,696	$12,803,286
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Operations (Continued)
For the Six Months Ended February 28, 2026 (Unaudited)

	FT Vest U.S. Equity Moderate Buffer ETF - July (GJUL)	FT Vest U.S. Equity Moderate Buffer ETF - August (GAUG)	FT Vest U.S. Small Cap Moderate Buffer ETF - August (SAUG)	FT Vest U.S. Equity Buffer & Premium Income ETF - September (XISE)
INVESTMENT INCOME:
Dividends - Unaffiliated	$77,272	$52,011	$17,189	$10,206
Interest	—	—	—	46,457
Total investment income	77,272	52,011	17,189	56,663

EXPENSES:
Investment advisory fees	2,043,124	1,301,199	450,909	249,084
Other expenses	22,943	18,387	7,371	4,505
Total expenses	2,066,067	1,319,586	458,280	253,589
NET INVESTMENT INCOME (LOSS)	(1,988,795)	(1,267,575)	(441,091)	(196,926)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Unaffiliated	—	—	—	54
Investments - Affiliated	—	—	—	—
In-kind redemptions - Affiliated	—	—	—	—
Purchased options contracts	1,003,846	177,904	110,808	7,558,011
Written options contracts	(149,541)	(41,243)	(17,815)	(4,115,671)
In-kind redemptions - Purchased options contracts	13,364,713	1,605,679	1,409,636	389,233
In-kind redemptions - Written options contracts	(2,847,522)	(125,529)	(47,300)	62,952
Net realized gain (loss)	11,371,496	1,616,811	1,455,329	3,894,579
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	—	—	—	132
Investments - Affiliated	—	—	—	—
Purchased options contracts	12,236,585	12,129,334	6,731,623	(4,602,021)
Written options contracts	358,358	937,227	(1,337,292)	2,460,625
Net change in unrealized appreciation (depreciation)	12,594,943	13,066,561	5,394,331	(2,141,264)
NET REALIZED AND UNREALIZED GAIN (LOSS)	23,966,439	14,683,372	6,849,660	1,753,315
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,977,644	$13,415,797	$6,408,569	$1,556,389
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - September (GSEP)	FT Vest U.S. Equity Moderate Buffer ETF - October (GOCT)	FT Vest U.S. Equity Moderate Buffer ETF - November (GNOV)	FT Vest U.S. Small Cap Moderate Buffer ETF - November (SNOV)	FT Vest U.S. Equity Buffer & Premium Income ETF - December (XIDE)	FT Vest U.S. Equity Moderate Buffer ETF - December (GDEC)

$78,728	$42,475	$38,294	$15,364	$3,255	$45,431
—	—	—	—	12,906	—
78,728	42,475	38,294	15,364	16,161	45,431

1,884,388	1,243,168	1,183,034	529,322	98,290	1,477,877
16,465	16,661	20,000	8,071	1,758	33,040
1,900,853	1,259,829	1,203,034	537,393	100,048	1,510,917
(1,822,125)	(1,217,354)	(1,164,740)	(522,029)	(83,887)	(1,465,486)

—	—	—	—	(10)	—
—	—	—	—	—	—
—	—	—	—	—	—
(2,667,849)	(4,364,473)	3,079,500	(6,485,578)	2,132,347	(2,578,799)
(7,131,208)	(788,984)	3,239,952	32,387	(1,010,220)	(2,442,473)
28,843,931	23,961,550	17,101,962	3,791,508	344,633	32,036,924
3,809,775	3,039,505	4,025,688	4,416,091	98,983	2,455,445
22,854,649	21,847,598	27,447,102	1,754,408	1,565,733	29,471,097

—	—	—	—	(218)	—
—	—	—	—	—	—
(10,282,199)	(7,575,291)	(8,316,495)	8,492,995	(1,205,828)	(12,150,389)
4,646,595	751,874	197,876	(4,052,205)	283,255	(842,567)
(5,635,604)	(6,823,417)	(8,118,619)	4,440,790	(922,791)	(12,992,956)
17,219,045	15,024,181	19,328,483	6,195,198	642,942	16,478,141
$15,396,920	$13,806,827	$18,163,743	$5,673,169	$559,055	$15,012,655
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Operations (Continued)
For the Six Months Ended February 28, 2026 (Unaudited)

	FT Vest Laddered Moderate Buffer ETF (BUFZ)	FT Vest Laddered Small Cap Moderate Buffer ETF (BUFS)
INVESTMENT INCOME:
Dividends - Unaffiliated	$2,212	$482
Interest	—	—
Total investment income	2,212	482

EXPENSES:
Investment advisory fees	359,803	54,280
Other expenses	36,244	6,683
Total expenses	396,047	60,963
NET INVESTMENT INCOME (LOSS)	(393,835)	(60,481)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Unaffiliated	—	—
Investments - Affiliated	2,118	(234)
In-kind redemptions - Affiliated	1,511,268	386,977
Purchased options contracts	—	—
Written options contracts	—	—
In-kind redemptions - Purchased options contracts	—	—
In-kind redemptions - Written options contracts	—	—
Net realized gain (loss)	1,513,386	386,743
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	—	—
Investments - Affiliated	29,452,255	6,358,542
Purchased options contracts	—	—
Written options contracts	—	—
Net change in unrealized appreciation (depreciation)	29,452,255	6,358,542
NET REALIZED AND UNREALIZED GAIN (LOSS)	30,965,641	6,745,285
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$30,571,806	$6,684,804
See Notes to Financial Statements

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First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets

	FT Vest U.S. Equity Moderate Buffer ETF - January (GJAN)		FT Vest U.S. Equity Moderate Buffer ETF - February (GFEB)
	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025
OPERATIONS:
Net investment income (loss)	$(1,575,844)	$(2,624,111)	$(1,329,475)	$(2,593,952)
Net realized gain (loss)	38,491,551	27,063,020	36,378,364	44,425,236
Net change in unrealized appreciation (depreciation)	(20,618,776)	3,107,682	(18,390,252)	(9,662,017)
Net increase (decrease) in net assets resulting from operations	16,296,931	27,546,591	16,658,637	32,169,267

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	—	—	—	—
Return of capital	—	—	—	—
Total distributions to shareholders	—	—	—	—

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	398,722,255	370,927,748	221,267,422	350,496,377
Cost of shares redeemed	(329,049,337)	(284,790,492)	(260,101,421)	(422,801,797)
Net increase (decrease) in net assets resulting from shareholder transactions	69,672,918	86,137,256	(38,833,999)	(72,305,420)
Total increase (decrease) in net assets	85,969,849	113,683,847	(22,175,362)	(40,136,153)

NET ASSETS:
Beginning of period	367,314,923	253,631,076	353,841,070	393,977,223
End of period	$453,284,772	$367,314,923	$331,665,708	$353,841,070

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	8,950,002	6,750,002	8,850,002	10,875,002
Shares sold	9,275,000	9,550,000	5,250,000	9,275,000
Shares redeemed	(7,675,000)	(7,350,000)	(6,225,000)	(11,300,000)
Shares outstanding, end of period	10,550,002	8,950,002	7,875,002	8,850,002
See Notes to Financial Statements

FT Vest U.S. Small Cap Moderate Buffer ETF - February (SFEB)		FT Vest U.S. Equity Buffer & Premium Income ETF - March (XIMR)		FT Vest U.S. Equity Moderate Buffer ETF - March (GMAR)
Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025

$(363,005)	$(618,598)	$(142,232)	$(202,164)	$(1,644,044)	$(2,972,102)
11,286,734	5,420,051	220,693	1,565,586	8,938,362	34,354,500
(3,845,290)	492,791	912,026	824,331	8,165,191	2,418,051
7,078,439	5,294,244	990,487	2,187,753	15,459,509	33,800,449

—	—	(1,218,822)	(1,851,061)	—	—
—	—	—	(101,033)	—	—
—	—	(1,218,822)	(1,952,094)	—	—

86,484,293	102,722,047	3,119,944	23,962,276	5,059,995	459,529,194
(77,702,914)	(93,745,164)	(12,438,027)	(4,652,461)	(89,546,518)	(437,357,394)
8,781,379	8,976,883	(9,318,083)	19,309,815	(84,486,523)	22,171,800
15,859,818	14,271,127	(9,546,418)	19,545,474	(69,027,014)	55,972,249

80,855,742	66,584,615	40,612,024	21,066,550	417,399,971	361,427,722
$96,715,560	$80,855,742	$31,065,606	$40,612,024	$348,372,957	$417,399,971

3,600,002	3,150,002	1,300,002	675,002	10,500,002	9,950,002
3,550,000	4,750,000	100,000	775,000	125,000	12,300,000
(3,200,000)	(4,300,000)	(400,000)	(150,000)	(2,200,000)	(11,750,000)
3,950,002	3,600,002	1,000,002	1,300,002	8,425,002	10,500,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest U.S. Equity Moderate Buffer ETF - April (GAPR)		FT Vest U.S. Equity Moderate Buffer ETF - May (GMAY)
	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025
OPERATIONS:
Net investment income (loss)	$(1,055,009)	$(1,857,466)	$(1,267,089)	$(2,102,726)
Net realized gain (loss)	3,263,512	16,106,692	2,281,767	31,727,184
Net change in unrealized appreciation (depreciation)	6,568,401	2,145,764	11,436,605	2,570,309
Net increase (decrease) in net assets resulting from operations	8,776,904	16,394,990	12,451,283	32,194,767

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	—	—	—	—
Return of capital	—	—	—	—
Total distributions to shareholders	—	—	—	—

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	12,864,929	254,312,461	5,140,259	337,491,666
Cost of shares redeemed	(13,856,358)	(241,241,795)	(22,659,383)	(341,896,498)
Net increase (decrease) in net assets resulting from shareholder transactions	(991,429)	13,070,666	(17,519,124)	(4,404,832)
Total increase (decrease) in net assets	7,785,475	29,465,656	(5,067,841)	27,789,935

NET ASSETS:
Beginning of period	248,207,580	218,741,924	302,980,695	275,190,760
End of period	$255,993,055	$248,207,580	$297,912,854	$302,980,695

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	6,375,002	6,000,002	7,575,002	7,675,002
Shares sold	325,000	6,900,000	125,000	9,025,000
Shares redeemed	(350,000)	(6,525,000)	(550,000)	(9,125,000)
Shares outstanding, end of period	6,350,002	6,375,002	7,150,002	7,575,002
See Notes to Financial Statements

FT Vest U.S. Small Cap Moderate Buffer ETF - May (SMAY)		FT Vest U.S. Equity Buffer & Premium Income ETF - June (XIJN)		FT Vest U.S. Equity Moderate Buffer ETF - June (GJUN)
Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025

$(419,538)	$(712,613)	$(98,554)	$(51,713)	$(1,389,655)	$(2,945,481)
2,569,009	1,404,958	1,856	402,405	2,684,515	38,280,320
3,576,532	2,961,455	867,394	165,437	11,508,426	(1,959,132)
5,726,003	3,653,800	770,696	516,129	12,803,286	33,375,707

—	—	(916,352)	(438,452)	—	—
—	—	—	(30,182)	—	—
—	—	(916,352)	(468,634)	—	—

2,566,922	134,857,409	30,879,797	14,641,848	8,850,230	337,345,651
(23,477,233)	(115,230,251)	(770,560)	(4,573,186)	(30,341,443)	(574,541,121)
(20,910,311)	19,627,158	30,109,237	10,068,662	(21,491,213)	(237,195,470)
(15,184,308)	23,280,958	29,963,581	10,116,157	(8,687,927)	(203,819,763)

100,205,851	76,924,893	14,750,290	4,634,133	339,011,214	542,830,977
$85,021,543	$100,205,851	$44,713,871	$14,750,290	$330,323,287	$339,011,214

4,000,002	3,150,002	475,002	150,002	8,825,002	15,525,002
100,000	5,700,000	1,000,000	475,000	225,000	9,100,000
(900,000)	(4,850,000)	(25,000)	(150,000)	(775,000)	(15,800,000)
3,200,002	4,000,002	1,450,002	475,002	8,275,002	8,825,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest U.S. Equity Moderate Buffer ETF - July (GJUL)		FT Vest U.S. Equity Moderate Buffer ETF - August (GAUG)
	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025
OPERATIONS:
Net investment income (loss)	$(1,988,795)	$(2,831,457)	$(1,267,575)	$(1,810,058)
Net realized gain (loss)	11,371,496	44,650,195	1,616,811	30,449,404
Net change in unrealized appreciation (depreciation)	12,594,943	2,322,053	13,066,561	(568,622)
Net increase (decrease) in net assets resulting from operations	21,977,644	44,140,791	13,415,797	28,070,724

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	—	—	—	—
Return of capital	—	—	—	—
Total distributions to shareholders	—	—	—	—

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	2,038,412	566,344,808	35,320,951	475,046,425
Cost of shares redeemed	(231,887,444)	(374,588,238)	(50,257,013)	(374,850,852)
Net increase (decrease) in net assets resulting from shareholder transactions	(229,849,032)	191,756,570	(14,936,062)	100,195,573
Total increase (decrease) in net assets	(207,871,388)	235,897,361	(1,520,265)	128,266,297

NET ASSETS:
Beginning of period	604,611,941	368,714,580	303,294,052	175,027,755
End of period	$396,740,553	$604,611,941	$301,773,787	$303,294,052

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	15,150,002	10,350,002	8,000,002	5,100,002
Shares sold	50,000	14,625,000	925,000	12,950,000
Shares redeemed	(5,675,000)	(9,825,000)	(1,300,000)	(10,050,000)
Shares outstanding, end of period	9,525,002	15,150,002	7,625,002	8,000,002
See Notes to Financial Statements

FT Vest U.S. Small Cap Moderate Buffer ETF - August (SAUG)		FT Vest U.S. Equity Buffer & Premium Income ETF - September (XISE)		FT Vest U.S. Equity Moderate Buffer ETF - September (GSEP)
Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025

$(441,091)	$(744,043)	$(196,926)	$(477,691)	$(1,822,125)	$(1,764,843)
1,455,329	8,638,262	3,894,579	4,516,444	22,854,649	16,403,807
5,394,331	1,136,810	(2,141,264)	(114,941)	(5,635,604)	6,154,733
6,408,569	9,031,029	1,556,389	3,923,812	15,396,920	20,793,697

—	—	(1,765,344)	(4,175,567)	—	—
—	—	—	(111,334)	—	—
—	—	(1,765,344)	(4,286,901)	—	—

11,277,595	153,151,347	6,819,181	6,739,816	540,662,736	260,182,511
(19,130,430)	(121,448,923)	(9,838,458)	(27,035,695)	(285,463,359)	(206,841,595)
(7,852,835)	31,702,424	(3,019,277)	(20,295,879)	255,199,377	53,340,916
(1,444,266)	40,733,453	(3,228,232)	(20,658,968)	270,596,297	74,134,613

98,854,611	58,121,158	57,783,460	78,442,428	202,578,895	128,444,282
$97,410,345	$98,854,611	$54,555,228	$57,783,460	$473,175,192	$202,578,895

4,000,002	2,500,002	1,900,002	2,575,002	5,375,002	3,750,002
450,000	6,550,000	225,000	225,000	14,200,000	7,550,000
(750,000)	(5,050,000)	(325,000)	(900,000)	(7,450,000)	(5,925,000)
3,700,002	4,000,002	1,800,002	1,900,002	12,125,002	5,375,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest U.S. Equity Moderate Buffer ETF - October (GOCT)		FT Vest U.S. Equity Moderate Buffer ETF - November (GNOV)
	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025
OPERATIONS:
Net investment income (loss)	$(1,217,354)	$(1,587,022)	$(1,164,740)	$(2,011,561)
Net realized gain (loss)	21,847,598	8,490,616	27,447,102	20,321,560
Net change in unrealized appreciation (depreciation)	(6,823,417)	11,897,482	(8,118,619)	2,864,755
Net increase (decrease) in net assets resulting from operations	13,806,827	18,801,076	18,163,743	21,174,754

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	—	—	—	—
Return of capital	—	—	—	—
Total distributions to shareholders	—	—	—	—

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	286,639,026	260,862,426	217,676,076	307,070,067
Cost of shares redeemed	(192,924,267)	(156,208,394)	(176,601,334)	(238,470,338)
Net increase (decrease) in net assets resulting from shareholder transactions	93,714,759	104,654,032	41,074,742	68,599,729
Total increase (decrease) in net assets	107,521,586	123,455,108	59,238,485	89,774,483

NET ASSETS:
Beginning of period	219,228,391	95,773,283	248,247,624	158,473,141
End of period	$326,749,977	$219,228,391	$307,486,109	$248,247,624

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	5,825,002	2,775,002	6,625,002	4,625,002
Shares sold	7,425,000	7,500,000	5,625,000	8,800,000
Shares redeemed	(5,000,000)	(4,450,000)	(4,550,000)	(6,800,000)
Shares outstanding, end of period	8,250,002	5,825,002	7,700,002	6,625,002
See Notes to Financial Statements

FT Vest U.S. Small Cap Moderate Buffer ETF - November (SNOV)		FT Vest U.S. Equity Buffer & Premium Income ETF - December (XIDE)		FT Vest U.S. Equity Moderate Buffer ETF - December (GDEC)
Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025

$(522,029)	$(746,867)	$(83,887)	$(146,853)	$(1,465,486)	$(2,637,359)
1,754,408	4,735,289	1,565,733	1,438,767	29,471,097	20,308,805
4,440,790	907,261	(922,791)	257,988	(12,992,956)	8,030,292
5,673,169	4,895,683	559,055	1,549,902	15,012,655	25,701,738

—	—	(742,929)	(1,271,202)	—	—
—	—	—	(162,062)	—	—
—	—	(742,929)	(1,433,264)	—	—

132,922,550	171,785,469	5,291,756	8,153,012	460,757,293	559,778,558
(154,801,173)	(68,446,645)	(3,020,796)	(6,762,142)	(264,049,495)	(425,297,286)
(21,878,623)	103,338,824	2,270,960	1,390,870	196,707,798	134,481,272
(16,205,454)	108,234,507	2,087,086	1,507,508	211,720,453	160,183,010

130,968,192	22,733,685	22,036,549	20,529,041	287,148,962	126,965,952
$114,762,738	$130,968,192	$24,123,635	$22,036,549	$498,869,415	$287,148,962

5,400,002	1,000,002	725,002	675,002	7,950,002	3,850,002
5,550,000	7,350,000	175,000	275,000	12,200,000	16,550,000
(6,450,000)	(2,950,000)	(100,000)	(225,000)	(7,025,000)	(12,450,000)
4,500,002	5,400,002	800,002	725,002	13,125,002	7,950,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest Laddered Moderate Buffer ETF (BUFZ)		FT Vest Laddered Small Cap Moderate Buffer ETF (BUFS)
	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025
OPERATIONS:
Net investment income (loss)	$(393,835)	$(383,732)	$(60,481)	$(62,069)
Net realized gain (loss)	1,513,386	8,202,833	386,743	899,725
Net change in unrealized appreciation (depreciation)	29,452,255	32,578,157	6,358,542	2,893,069
Net increase (decrease) in net assets resulting from operations	30,571,806	40,397,258	6,684,804	3,730,725

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	—	—	—	—
Return of capital	—	—	—	—
Total distributions to shareholders	—	—	—	—

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	201,063,040	440,275,231	33,215,435	99,413,050
Cost of shares redeemed	(10,368,364)	(86,908,757)	(3,414,182)	(20,954,532)
Net increase (decrease) in net assets resulting from shareholder transactions	190,694,676	353,366,474	29,801,253	78,458,518
Total increase (decrease) in net assets	221,266,482	393,763,732	36,486,057	82,189,243

NET ASSETS:
Beginning of period	623,001,779	229,238,047	92,669,946	10,480,703
End of period	$844,268,261	$623,001,779	$129,156,003	$92,669,946

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	24,400,002	9,850,002	4,200,002	500,002
Shares sold	7,650,000	18,150,000	1,450,000	4,700,000
Shares redeemed	(400,000)	(3,600,000)	(150,000)	(1,000,000)
Shares outstanding, end of period	31,650,002	24,400,002	5,500,002	4,200,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights
For a share outstanding throughout each period
FT Vest U.S. Equity Moderate Buffer ETF - January (GJAN)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,		Period Ended 8/31/2023 (a)
		2025	2024
Net asset value, beginning of period	$41.04	$37.57	$32.97	$30.09
Income from investment operations:
Net investment income (loss) (b)	(0.18)	(0.32)	(0.29)	(0.16)
Net realized and unrealized gain (loss)	2.11	3.79	4.89	3.04
Total from investment operations	1.93	3.47	4.60	2.88
Net asset value, end of period	$42.97	$41.04	$37.57	$32.97
Total return (c)	4.70%	9.24%	13.95%	9.57%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$453,285	$367,315	$253,631	$141,767
Ratio of total expenses to average net assets	0.87% (d) (e)	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.84)% (d)	(0.82)%	(0.81)%	(0.83)% (d)
Portfolio turnover rate (f)	0%	0%	0%	0%

(a)	Inception date is January 20, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Moderate Buffer ETF - February (GFEB)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,		Period Ended 8/31/2023 (a)
		2025	2024
Net asset value, beginning of period	$39.98	$36.23	$31.62	$29.32
Income from investment operations:
Net investment income (loss) (b)	(0.17)	(0.31)	(0.28)	(0.13)
Net realized and unrealized gain (loss)	2.31	4.06	4.89	2.43
Total from investment operations	2.14	3.75	4.61	2.30
Net asset value, end of period	$42.12	$39.98	$36.23	$31.62
Total return (c)	5.35%	10.35%	14.58%	7.84%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$331,666	$353,841	$393,977	$201,581
Ratio of total expenses to average net assets	0.87% (d) (e)	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.85)% (d)	(0.82)%	(0.82)%	(0.83)% (d)
Portfolio turnover rate (f)	0%	0%	0%	0%

(a)	Inception date is February 17, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Small Cap Moderate Buffer ETF - February (SFEB)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$22.46	$21.14	$19.76
Income from investment operations:
Net investment income (loss) (b)	(0.10)	(0.18)	(0.09)
Net realized and unrealized gain (loss)	2.12	1.50	1.47
Total from investment operations	2.02	1.32	1.38
Net asset value, end of period	$24.48	$22.46	$21.14
Total return (c)	8.99%	6.24%	6.98%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$96,716	$80,856	$66,585
Ratio of total expenses to average net assets	0.91% (d) (e)	0.90%	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.90)% (d)	(0.87)%	(0.84)% (d)
Portfolio turnover rate (f)	0%	0%	0%

(a)	Inception date is February 16, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Buffer & Premium Income ETF - March (XIMR)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$31.24	$31.21	$30.77
Income from investment operations:
Net investment income (loss) (b)	(0.12)	(0.20)	(0.08)
Net realized and unrealized gain (loss)	0.93	2.27	1.21
Total from investment operations	0.81	2.07	1.13
Distributions paid to shareholders from:
Net investment income	(0.98)	(0.42)	(0.69)
Net realized gain	—	(1.51)	—
Return of capital	—	(0.11)	—
Total distributions	(0.98)	(2.04)	(0.69)
Net asset value, end of period	$31.07	$31.24	$31.21
Total return (c)	2.64%	6.89%	3.72%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$31,066	$40,612	$21,067
Ratio of total expenses to average net assets	0.87% (d) (e)	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.75)% (d)	(0.66)%	(0.56)% (d)
Portfolio turnover rate (f)	0%	0%	0%

(a)	Inception date is March 18, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Moderate Buffer ETF - March (GMAR)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,		Period Ended 8/31/2023 (a)
		2025	2024
Net asset value, beginning of period	$39.75	$36.32	$32.23	$29.64
Income from investment operations:
Net investment income (loss) (b)	(0.17)	(0.31)	(0.28)	(0.12)
Net realized and unrealized gain (loss)	1.77	3.74	4.37	2.71
Total from investment operations	1.60	3.43	4.09	2.59
Net asset value, end of period	$41.35	$39.75	$36.32	$32.23
Total return (c)	4.03%	9.44%	12.69%	8.74%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$348,373	$417,400	$361,428	$115,234
Ratio of total expenses to average net assets	0.87% (d) (e)	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.85)% (d)	(0.82)%	(0.81)%	(0.82)% (d)
Portfolio turnover rate (f)	0%	0%	0%	0%

(a)	Inception date is March 17, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Moderate Buffer ETF - April (GAPR)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,		Period Ended 8/31/2023 (a)
		2025	2024
Net asset value, beginning of period	$38.93	$36.46	$31.45	$29.68
Income from investment operations:
Net investment income (loss) (b)	(0.17)	(0.31)	(0.28)	(0.09)
Net realized and unrealized gain (loss)	1.55	2.78	5.29	1.86
Total from investment operations	1.38	2.47	5.01	1.77
Net asset value, end of period	$40.31	$38.93	$36.46	$31.45
Total return (c)	3.54%	6.77%	15.93%	5.96%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$255,993	$248,208	$218,742	$165,902
Ratio of total expenses to average net assets	0.86% (d) (e)	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.84)% (d)	(0.82)%	(0.82)%	(0.85)% (d)
Portfolio turnover rate (f)	0%	0%	0%	0%

(a)	Inception date is April 21, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Moderate Buffer ETF - May (GMAY)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,		Period Ended 8/31/2023 (a)
		2025	2024
Net asset value, beginning of period	$40.00	$35.86	$31.63	$30.14
Income from investment operations:
Net investment income (loss) (b)	(0.17)	(0.31)	(0.28)	(0.07)
Net realized and unrealized gain (loss)	1.84	4.45	4.51	1.56
Total from investment operations	1.67	4.14	4.23	1.49
Net asset value, end of period	$41.67	$40.00	$35.86	$31.63
Total return (c)	4.18%	11.54%	13.37%	4.94%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$297,913	$302,981	$275,191	$117,046
Ratio of total expenses to average net assets	0.86% (d) (e)	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.84)% (d)	(0.82)%	(0.82)%	(0.85)% (d)
Portfolio turnover rate (f)	0%	0%	0%	0%

(a)	Inception date is May 19, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Small Cap Moderate Buffer ETF - May (SMAY)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,		Period Ended 8/31/2023 (a)
		2025	2024
Net asset value, beginning of period	$25.05	$24.42	$21.06	$20.08
Income from investment operations:
Net investment income (loss) (b)	(0.11)	(0.21)	(0.19)	(0.05)
Net realized and unrealized gain (loss)	1.63	0.84	3.55	1.03
Total from investment operations	1.52	0.63	3.36	0.98
Net asset value, end of period	$26.57	$25.05	$24.42	$21.06
Total return (c)	6.07%	2.58%	15.95%	4.88%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$85,022	$100,206	$76,925	$30,530
Ratio of total expenses to average net assets	0.92% (d) (e)	0.90%	0.90%	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.89)% (d)	(0.87)%	(0.87)%	(0.90)% (d)
Portfolio turnover rate (f)	0%	0%	0%	0%

(a)	Inception date is May 19, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Buffer & Premium Income ETF - June (XIJN)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$31.05	$30.89	$30.49
Income from investment operations:
Net investment income (loss) (b)	(0.10)	(0.21)	(0.03)
Net realized and unrealized gain (loss)	0.96	2.37	0.60
Total from investment operations	0.86	2.16	0.57
Distributions paid to shareholders from:
Net investment income	(1.07)	(0.21)	(0.17)
Net realized gain	—	(1.66)	—
Return of capital	—	(0.13)	—
Total distributions	(1.07)	(2.00)	(0.17)
Net asset value, end of period	$30.84	$31.05	$30.89
Total return (c)	2.83%	7.27%	1.86%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$44,714	$14,750	$4,634
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.69)% (d)	(0.67)%	(0.55)% (d)
Portfolio turnover rate (e)	0%	0%	0%

(a)	Inception date is June 21, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Moderate Buffer ETF - June (GJUN)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,		Period Ended 8/31/2023 (a)
		2025	2024
Net asset value, beginning of period	$38.41	$34.96	$30.53	$29.88
Income from investment operations:
Net investment income (loss) (b)	(0.16)	(0.30)	(0.26)	(0.05)
Net realized and unrealized gain (loss)	1.67	3.75	4.69	0.70
Total from investment operations	1.51	3.45	4.43	0.65
Net asset value, end of period	$39.92	$38.41	$34.96	$30.53
Total return (c)	3.93%	9.87%	14.51%	2.18%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$330,323	$339,011	$542,831	$331,204
Ratio of total expenses to average net assets	0.86% (d) (e)	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.84)% (d)	(0.82)%	(0.80)%	(0.85)% (d)
Portfolio turnover rate (f)	0%	0%	0%	0%

(a)	Inception date is June 16, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Moderate Buffer ETF - July (GJUL)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,		Period Ended 8/31/2023 (a)
		2025	2024
Net asset value, beginning of period	$39.91	$35.62	$30.84	$30.75
Income from investment operations:
Net investment income (loss) (b)	(0.17)	(0.30)	(0.27)	(0.03)
Net realized and unrealized gain (loss)	1.91	4.59	5.05	0.12
Total from investment operations	1.74	4.29	4.78	0.09
Net asset value, end of period	$41.65	$39.91	$35.62	$30.84
Total return (c)	4.36%	12.04%	15.50%	0.29%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$396,741	$604,612	$368,715	$185,814
Ratio of total expenses to average net assets	0.86% (d) (e)	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.83)% (d)	(0.82)%	(0.82)%	(0.85)% (d)
Portfolio turnover rate (f)	0%	0%	0%	0%

(a)	Inception date is July 21, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Moderate Buffer ETF - August (GAUG)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,		Period Ended 8/31/2023 (a)
		2025	2024
Net asset value, beginning of period	$37.91	$34.32	$30.21	$29.68
Income from investment operations:
Net investment income (loss) (b)	(0.16)	(0.29)	(0.26)	(0.01)
Net realized and unrealized gain (loss)	1.83	3.88	4.37	0.54
Total from investment operations	1.67	3.59	4.11	0.53
Net asset value, end of period	$39.58	$37.91	$34.32	$30.21
Total return (c)	4.41%	10.46%	13.60%	1.79%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$301,774	$303,294	$175,028	$61,939
Ratio of total expenses to average net assets	0.86% (d) (e)	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.83)% (d)	(0.82)%	(0.82)%	(0.85)% (d)
Portfolio turnover rate (f)	0%	0%	0%	0%

(a)	Inception date is August 18, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Small Cap Moderate Buffer ETF - August (SAUG)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,		Period Ended 8/31/2023 (a)
		2025	2024
Net asset value, beginning of period	$24.71	$23.25	$20.26	$19.94
Income from investment operations:
Net investment income (loss) (b)	(0.11)	(0.20)	(0.19)	(0.00) (c)
Net realized and unrealized gain (loss)	1.73	1.66	3.18	0.32
Total from investment operations	1.62	1.46	2.99	0.32
Net asset value, end of period	$26.33	$24.71	$23.25	$20.26
Total return (d)	6.56%	6.28%	14.76%	1.60%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$97,410	$98,855	$58,121	$14,184
Ratio of total expenses to average net assets	0.91% (e) (f)	0.90%	0.90%	0.90% (e)
Ratio of net investment income (loss) to average net assets	(0.88)% (e)	(0.87)%	(0.88)%	(0.90)% (e)
Portfolio turnover rate (g)	0%	0%	0%	0%

(a)	Inception date is August 18, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01.
(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
(g)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Buffer & Premium Income ETF - September (XISE)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$30.41	$30.46	$30.15
Income from investment operations:
Net investment income (loss) (b)	(0.10)	(0.21)	(0.19)
Net realized and unrealized gain (loss)	0.90	1.99	2.34
Total from investment operations	0.80	1.78	2.15
Distributions paid to shareholders from:
Net investment income	(0.90)	(0.08)	(1.84)
Net realized gain	—	(1.70)	—
Return of capital	—	(0.05)	—
Total distributions	(0.90)	(1.83)	(1.84)
Net asset value, end of period	$30.31	$30.41	$30.46
Total return (c)	2.67%	6.06%	7.31%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$54,555	$57,783	$78,442
Ratio of total expenses to average net assets	0.87% (d) (e)	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.67)% (d)	(0.69)%	(0.65)% (d)
Portfolio turnover rate (f)	0%	0%	0%

(a)	Inception date is September 15, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Moderate Buffer ETF - September (GSEP)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$37.69	$34.25	$30.15
Income from investment operations:
Net investment income (loss) (b)	(0.16)	(0.29)	(0.26)
Net realized and unrealized gain (loss)	1.49	3.73	4.36
Total from investment operations	1.33	3.44	4.10
Net asset value, end of period	$39.02	$37.69	$34.25
Total return (c)	3.53%	10.04%	13.60%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$473,175	$202,579	$128,444
Ratio of total expenses to average net assets	0.86% (d) (e)	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)% (d)	(0.82)%	(0.83)% (d)
Portfolio turnover rate (f)	0%	0%	0%

(a)	Inception date is September 15, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Moderate Buffer ETF - October (GOCT)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$37.64	$34.51	$30.33
Income from investment operations:
Net investment income (loss) (b)	(0.16)	(0.29)	(0.24)
Net realized and unrealized gain (loss)	2.13	3.42	4.42
Total from investment operations	1.97	3.13	4.18
Net asset value, end of period	$39.61	$37.64	$34.51
Total return (c)	5.23%	9.07%	13.78%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$326,750	$219,228	$95,773
Ratio of total expenses to average net assets	0.86% (d) (e)	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.83)% (d)	(0.82)%	(0.84)% (d)
Portfolio turnover rate (f)	0%	0%	0%

(a)	Inception date is October 20, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Moderate Buffer ETF - November (GNOV)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$37.47	$34.26	$30.65
Income from investment operations:
Net investment income (loss) (b)	(0.16)	(0.29)	(0.21)
Net realized and unrealized gain (loss)	2.62	3.50	3.82
Total from investment operations	2.46	3.21	3.61
Net asset value, end of period	$39.93	$37.47	$34.26
Total return (c)	6.57%	9.37%	11.78%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$307,486	$248,248	$158,473
Ratio of total expenses to average net assets	0.86% (d) (e)	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.84)% (d)	(0.82)%	(0.82)% (d)
Portfolio turnover rate (f)	0%	0%	0%

(a)	Inception date is November 17, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Small Cap Moderate Buffer ETF - November (SNOV)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$24.25	$22.73	$19.97
Income from investment operations:
Net investment income (loss) (b)	(0.11)	(0.20)	(0.15)
Net realized and unrealized gain (loss)	1.36	1.72	2.91
Total from investment operations	1.25	1.52	2.76
Net asset value, end of period	$25.50	$24.25	$22.73
Total return (c)	5.15%	6.69%	13.82%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$114,763	$130,968	$22,734
Ratio of total expenses to average net assets	0.91% (d) (e)	0.90%	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.89)% (d)	(0.87)%	(0.87)% (d)
Portfolio turnover rate (f)	0%	0%	0%

(a)	Inception date is November 17, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Buffer & Premium Income ETF - December (XIDE)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$30.40	$30.41	$30.04
Income from investment operations:
Net investment income (loss) (b)	(0.11)	(0.20)	(0.13)
Net realized and unrealized gain (loss)	0.83	2.17	1.67
Total from investment operations	0.72	1.97	1.54
Distributions paid to shareholders from:
Net investment income	(0.97)	(0.13)	(1.17)
Net realized gain	—	(1.63)	—
Return of capital	—	(0.22)	—
Total distributions	(0.97)	(1.98)	(1.17)
Net asset value, end of period	$30.15	$30.40	$30.41
Total return (c)	2.46%	6.73%	5.22%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$24,124	$22,037	$20,529
Ratio of total expenses to average net assets	0.87% (d) (e)	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.73)% (d)	(0.67)%	(0.59)% (d)
Portfolio turnover rate (f)	0%	0%	0%

(a)	Inception date is December 15, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Moderate Buffer ETF - December (GDEC)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$36.12	$32.98	$30.04
Income from investment operations:
Net investment income (loss) (b)	(0.16)	(0.28)	(0.18)
Net realized and unrealized gain (loss)	2.05	3.42	3.12
Total from investment operations	1.89	3.14	2.94
Net asset value, end of period	$38.01	$36.12	$32.98
Total return (c)	5.23%	9.52%	9.79%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$498,869	$287,149	$126,966
Ratio of total expenses to average net assets	0.87% (d) (e)	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.84)% (d)	(0.82)%	(0.82)% (d)
Portfolio turnover rate (f)	0%	0%	0%

(a)	Inception date is December 15, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Laddered Moderate Buffer ETF (BUFZ)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$25.53	$23.27	$19.81
Income from investment operations:
Net investment income (loss) (b)	(0.01)	(0.02)	(0.03)
Net realized and unrealized gain (loss)	1.16	2.28	3.49
Total from investment operations	1.15	2.26	3.46
Net asset value, end of period	$26.68	$25.53	$23.27
Total return (c)	4.50%	9.71%	17.47%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$844,268	$623,002	$229,238
Ratio of total expenses to average net assets (d)	0.11% (e) (f)	0.17%	0.20% (e)
Ratio of net expenses to average net assets (d)	0.11% (e) (f)	0.10%	0.17% (e)
Ratio of net investment income (loss) to average net assets (d)	(0.11)% (e)	(0.10)%	(0.17)% (e)
Portfolio turnover rate (g)	0% (h)	1%	1%

(a)	Inception date is October 25, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(d)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)	Annualized.
(f)	Includes extraordinary expenses. If these extraordinary expenses were not included, the total and net expense ratios would have been 0.10%.
(g)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(h)	Amount is less than 1%.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Laddered Small Cap Moderate Buffer ETF (BUFS)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$22.06	$20.96	$19.84
Income from investment operations:
Net investment income (loss) (b)	(0.01)	(0.02)	(0.01)
Net realized and unrealized gain (loss)	1.43	1.12	1.13
Total from investment operations	1.42	1.10	1.12
Net asset value, end of period	$23.48	$22.06	$20.96
Total return (c)	6.44%	5.25%	5.65%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$129,156	$92,670	$10,481
Ratio of total expenses to average net assets (d)	0.11% (e) (f)	0.18%	0.20% (e)
Ratio of net expenses to average net assets (d)	0.11% (e) (f)	0.10%	0.15% (e)
Ratio of net investment income (loss) to average net assets (d)	(0.11)% (e)	(0.10)%	(0.15)% (e)
Portfolio turnover rate (g)	0% (h)	2%	1%

(a)	Inception date is May 29, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(d)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)	Annualized.
(f)	Includes extraordinary expenses. If these extraordinary expenses were not included, the total and net expense ratios would have been 0.10%.
(g)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(h)	Amount is less than 1%.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund VIII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the twenty-two funds (each a “Fund” and collectively, the “Funds”), each a non-diversified series of the Trust, listed below. The shares of each Fund are listed and traded on the Cboe BZX Exchange, Inc.

FT Vest U.S. Equity Moderate Buffer ETF - January – (ticker “GJAN”)
FT Vest U.S. Equity Moderate Buffer ETF - February – (ticker “GFEB”)
FT Vest U.S. Small Cap Moderate Buffer ETF - February – (ticker “SFEB”)
FT Vest U.S. Equity Buffer & Premium Income ETF - March – (ticker “XIMR”)
FT Vest U.S. Equity Moderate Buffer ETF - March – (ticker “GMAR”)
FT Vest U.S. Equity Moderate Buffer ETF - April – (ticker “GAPR”)
FT Vest U.S. Equity Moderate Buffer ETF - May – (ticker “GMAY”)
FT Vest U.S. Small Cap Moderate Buffer ETF - May – (ticker “SMAY”)
FT Vest U.S. Equity Buffer & Premium Income ETF - June – (ticker “XIJN”)
FT Vest U.S. Equity Moderate Buffer ETF - June – (ticker “GJUN”)
FT Vest U.S. Equity Moderate Buffer ETF - July – (ticker “GJUL”)
FT Vest U.S. Equity Moderate Buffer ETF - August – (ticker “GAUG”)
FT Vest U.S. Small Cap Moderate Buffer ETF - August – (ticker “SAUG”)
FT Vest U.S. Equity Buffer & Premium Income ETF - September – (ticker “XISE”)
FT Vest U.S. Equity Moderate Buffer ETF - September – (ticker “GSEP”)
FT Vest U.S. Equity Moderate Buffer ETF - October – (ticker “GOCT”)
FT Vest U.S. Equity Moderate Buffer ETF - November – (ticker “GNOV”)
FT Vest U.S. Small Cap Moderate Buffer ETF - November – (ticker “SNOV”)
FT Vest U.S. Equity Buffer & Premium Income ETF - December – (ticker “XIDE”)
FT Vest U.S. Equity Moderate Buffer ETF - December – (ticker “GDEC”)
FT Vest Laddered Moderate Buffer ETF – (ticker “BUFZ”)
FT Vest Laddered Small Cap Moderate Buffer ETF – (ticker “BUFS”)
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund (“ETF”).
The investment objective of GJAN is to seek to provide investors with returns (before fees and expenses) that match the price return of the State Street® SPDR® S&P 500® ETF Trust (the “Underlying SPDR ETF”), up to a predetermined upside cap of 11.81% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period (an “Outcome Period”) from January 20, 2026 to January 15, 2027. Prior to January 20, 2026, the Fund’s investment objective included an upside cap of 11.72% and an Outcome Period of January 21, 2025 through January 16, 2026.
The investment objective of GFEB is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap of 12.05% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from February 23, 2026 through February 19, 2027. Prior to February 23, 2026, the Fund’s investment objective included an upside cap of 11.98% and an Outcome Period of February 24, 2025 through February 20, 2026.
The investment objective of SFEB is to seek to provide investors with returns (before fees and expenses) that match the price return of the iShares Russell 2000 ETF (the “Underlying Russell ETF”), up to a predetermined upside cap of 17.36% while providing a buffer (before fees and expenses) against the first 15% of Underlying Russell ETF losses, over the period from February 23, 2026 through February 19, 2027. Prior to February 23, 2026, the Fund’s investment objective included an upside cap of 16.47% and an Outcome Period of February 24, 2025 through February 20, 2026.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
The investment objective of XIMR is to seek to provide investors with a consistent level of income that, when annualized, is approximately 7.22% (before fees and expenses) while providing a buffer against the first 10% of Underlying SPDR ETF losses, over the period from March 24, 2025 through March 20, 2026.
The investment objective of GMAR is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap of 12.20% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from March 24, 2025 through March 20, 2026.
The investment objective of GAPR is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap of 14.78% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from April 21, 2025 through April 17, 2026.
The investment objective of GMAY is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap of 12.32% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from May 19, 2025 through May 15, 2026.
The investment objective of SMAY is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying Russell ETF, up to a predetermined upside cap of 16.50% while providing a buffer (before fees and expenses) against the first 15% of Underlying Russell ETF losses, over the period from May 19, 2025 through May 15, 2026.
The investment objective of XIJN is to seek to provide investors with a consistent level of income that, when annualized, is approximately 7.88% (before fees and expenses) while providing a buffer against the first 10% of Underlying SPDR ETF losses, over the period from June 23, 2025 through June 18, 2026.
The investment objective of GJUN is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap of 12.37% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from June 23, 2025 to June 18, 2026.
The investment objective of GJUL is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap of 12.04% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from July 21, 2025 to July 17, 2026.
The investment objective of GAUG is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap of 11.89% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from August 18, 2025 to August 21, 2026.
The investment objective of SAUG is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying Russell ETF, up to a predetermined upside cap of 16.88% while providing a buffer (before fees and expenses) against the first 15% of Underlying Russell ETF losses, over the period from August 18, 2025 to August 21, 2026.
The investment objective of XISE is to seek to provide investors with a consistent level of income that, when annualized, is approximately 6.88% (before fees and expenses) while providing a buffer against the first 10% of Underlying SPDR ETF losses, over the period from September 22, 2025 to September 18, 2026. Prior to September 22, 2025, the Fund’s investment objective sought to provide investors with a consistent level of income that, when annualized, was approximately 6.67% and an Outcome Period of September 23, 2024 through September 19, 2025.
The investment objective of GSEP is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap of 11.48% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from September 22, 2025 to September 18, 2026. Prior to September 22, 2025, the Fund’s investment objective included an upside cap of 11.30% and an Outcome Period of September 23, 2024 through September 19, 2025.
The investment objective of GOCT is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap of 12.14% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from October 20, 2025 to October 16, 2026. Prior to October 20, 2025, the Fund’s investment objective included an upside cap of 11.66% and an Outcome Period of October 21, 2024 through October 17, 2025.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
The investment objective of GNOV is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap of 13.25% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from November 24, 2025 to November 20, 2026. Prior to November 24, 2025, the Fund’s investment objective included an upside cap of 12.12% and an Outcome Period of November 18, 2024 through November 21, 2025.
The investment objective of SNOV is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying Russell ETF, up to a predetermined upside cap of 18.42% while providing a buffer (before fees and expenses) against the first 15% of Underlying Russell ETF losses, over the period from November 24, 2025 to November 20, 2026. Prior to November 24, 2025, the Fund’s investment objective included an upside cap of 16.62% and an Outcome Period of November 18, 2024 through November 21, 2025.
The investment objective of XIDE is to seek to provide investors with a consistent level of income that, when annualized, is approximately 7.08% (before fees and expenses) while providing a buffer against the first 10% of Underlying SPDR ETF losses, over the period from December 22, 2025 to December 18, 2026. Prior to December 22, 2025, the Fund’s investment objective sought to provide investors with a consistent level of income that, when annualized, was approximately 7.38% and an Outcome Period of December 23, 2024 through December 19, 2025.
The investment objective of GDEC is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap of 12.08% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from December 22, 2025 to December 18, 2026. Prior to December 22, 2025, the Fund’s investment objective included an upside cap of 12.31% and an Outcome Period of December 23, 2024 through December 19, 2025.
Under normal market conditions, each Fund, with the exception of BUFZ and BUFS, will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the State Street® SPDR® S&P 500® ETF Trust or the iShares Russell 2000 ETF (the “Underlying ETF”) and, for XIMR, XIJN, XISE and XIDE only, short-term (one year or less) U.S. Treasury securities.
The investment objective of BUFZ is to seek to provide investors with capital appreciation. BUFZ seeks to achieve its investment objective by providing investors with US large-cap equity market exposure while attempting to limit downside risk through a laddered portfolio of twelve FT Vest U.S. Equity Moderate Buffer ETFs (“Underlying Laddered ETFs”). Under normal market conditions, BUFZ will invest substantially all of its assets in Underlying Laddered ETFs. Unlike the Underlying Laddered ETFs, BUFZ itself does not pursue a target outcome strategy. The buffer is only provided by the Underlying Laddered ETFs and BUFZ itself does not provide any stated buffer against losses. In order to understand BUFZ’s strategy and risks, it is important to understand the strategies and risks of the Underlying Laddered ETFs.
The investment objective of BUFS is to seek to provide investors with capital appreciation. BUFS seeks to achieve its investment objective by providing investors with small cap equity market exposure while attempting to limit downside risk through a laddered portfolio of four FT Vest U.S. Small Cap Moderate Buffer ETFs (“Underlying Small Cap Laddered ETFs”). Under normal market conditions, BUFS will invest substantially all of its assets in Underlying Small Cap Laddered ETFs. Unlike the Underlying Small Cap Laddered ETFs, BUFS itself does not pursue a target outcome strategy. The buffer is only provided by the Underlying Small Cap Laddered ETFs and BUFS itself does not provide any stated buffer against losses. In order to understand BUFS’s strategy and risks, it is important to understand the strategies and risks of the Underlying Small Cap Laddered ETFs.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Exchange-traded options contracts (other than FLEX Option contracts) are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Over-the-counter options contracts are valued as follows, depending on the market in which the instrument trades: (1) the mean of their most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option. FLEX Option contracts are normally valued using a model-based price provided by a third-party pricing vendor. On days when a trade in a FLEX Option contract occurs within 15 minutes before or after the close of the respective exchange, the trade price will be used to value such FLEX Option contracts in lieu of the model price.
ETFs and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
U.S. Treasuries are valued on the basis of valuations provided by a third-party pricing service approved by the Trust’s Board of Trustees.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of February 28, 2026, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
C. FLEX Options
FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. FLEX Options are guaranteed for settlement by the Options Clearing Corporation.
Each Fund, with the exception of BUFZ and BUFS, purchases and sells call and put FLEX Options based on the performance of the Underlying ETF. The FLEX Options that each Fund holds that reference the Underlying ETF will give each Fund the right to receive or deliver shares of the Underlying ETF on the option expiration date at a strike price, depending on whether the option is a put or call option and whether each Fund purchases or sells the option. The FLEX Options held by each Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. All options held by each Fund at February 28, 2026 are FLEX Options.
D. Affiliated Transactions
BUFZ and BUFS invest in securities of affiliated funds. Each Fund’s investment performance and risks are directly related to the investment performance and risks of the affiliated funds. The affiliated funds’ financial statements may be found at SEC.gov. Dividend income, if any, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statements of Operations.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
Amounts relating to investments in affiliated funds in BUFZ at February 28, 2026, and for the six months then ended are as follows:

Security Name	Shares at 2/28/2026	Value at 8/31/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 2/28/2026	Dividend Income
FT Vest U.S. Equity Moderate Buffer ETF - January	1,635,789	$51,962,292	$16,780,451	$(1,079,736)	$2,457,675	$120,098	$70,240,780	$—
FT Vest U.S. Equity Moderate Buffer ETF - February	1,666,708	51,895,001	16,775,995	(1,633,317)	3,122,005	108,725	70,268,409	—
FT Vest U.S. Equity Moderate Buffer ETF - March	1,704,142	51,831,224	17,022,805	(793,917)	2,279,402	92,675	70,432,189	—
FT Vest U.S. Equity Moderate Buffer ETF - April	1,751,500	51,809,949	17,384,716	(659,641)	1,927,544	87,852	70,550,420	—
FT Vest U.S. Equity Moderate Buffer ETF - May	1,691,467	51,950,421	16,777,572	(717,833)	2,287,088	101,608	70,398,856	—
FT Vest U.S. Equity Moderate Buffer ETF - June	1,765,543	51,895,066	16,951,776	(660,200)	2,132,813	90,400	70,409,855	—
FT Vest U.S. Equity Moderate Buffer ETF - July	1,691,473	51,925,501	16,810,248	(764,714)	2,274,911	105,122	70,351,068	—
FT Vest U.S. Equity Moderate Buffer ETF - August	1,778,465	51,961,330	16,855,674	(864,755)	2,288,648	97,394	70,338,291	—
FT Vest U.S. Equity Moderate Buffer ETF - September	1,801,983	51,901,731	17,009,465	(658,350)	1,940,684	83,807	70,277,337	—
FT Vest U.S. Equity Moderate Buffer ETF - October	1,776,663	51,969,958	17,051,006	(1,605,559)	2,688,228	181,156	70,284,789	—
FT Vest U.S. Equity Moderate Buffer ETF - November	1,762,461	51,973,438	17,041,802	(2,333,393)	3,262,882	324,591	70,269,320	—
FT Vest U.S. Equity Moderate Buffer ETF - December	1,850,563	51,960,087	16,819,057	(1,405,094)	2,790,375	119,958	70,284,383	—
		$623,035,998	$203,280,567	$(13,176,509)	$29,452,255	$1,513,386	$844,105,697	$—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
Amounts relating to investments in affiliated funds in BUFS at February 28, 2026, and for the six months then ended are as follows:

Security Name	Shares at 2/28/2026	Value at 8/31/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 2/28/2026	Dividend Income
FT Vest U.S. Small Cap Moderate Buffer ETF - February	1,319,814	$23,209,936	$8,349,739	$(1,648,268)	$2,156,577	$148,676	$32,216,660	$—
FT Vest U.S. Small Cap Moderate Buffer ETF - May	1,220,816	23,067,196	8,520,786	(820,916)	1,490,830	76,759	32,334,655	—
FT Vest U.S. Small Cap Moderate Buffer ETF - August	1,231,024	23,152,015	8,404,712	(935,680)	1,559,989	98,013	32,279,049	—
FT Vest U.S. Small Cap Moderate Buffer ETF - November	1,270,128	23,243,389	8,426,984	(598,160)	1,151,146	63,295	32,286,654	—
		$92,672,536	$33,702,221	$(4,003,024)	$6,358,542	$386,743	$129,117,018	$—
E. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid annually, with the exception of XIMR, XIJN, XISE and XIDE which are declared and paid monthly and BUFZ and BUFS which are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future. During their applicable taxable periods, the below Funds paid a distribution in 2024 or 2025.
The tax character of distributions paid by each Fund during their taxable period, ending as indicated, was as follows:

	Taxable Year End	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
FT Vest U.S. Equity Moderate Buffer ETF - January	31-Jan-25	$—	$—	$—
FT Vest U.S. Equity Moderate Buffer ETF - February	28-Feb-25	—	—	—
FT Vest U.S. Small Cap Moderate Buffer ETF - February	28-Feb-25	—	—	—
FT Vest U.S. Equity Buffer & Premium Income ETF - March	31-Mar-25	1,447,321	—	101,033
FT Vest U.S. Equity Moderate Buffer ETF - March	31-Mar-25	—	—	—
FT Vest U.S. Equity Moderate Buffer ETF - April	30-Apr-25	—	—	—
FT Vest U.S. Equity Moderate Buffer ETF - May	31-May-25	—	—	—
FT Vest U.S. Small Cap Moderate Buffer ETF - May	31-May-25	—	—	—
FT Vest U.S. Equity Buffer & Premium Income ETF - June	30-Jun-25	387,962	—	30,182
FT Vest U.S. Equity Moderate Buffer ETF - June	30-Jun-25	—	—	—
FT Vest U.S. Equity Moderate Buffer ETF - July	31-Jul-25	—	—	—
FT Vest U.S. Equity Moderate Buffer ETF - August	31-Aug-25	—	—	—
FT Vest U.S. Small Cap Moderate Buffer ETF - August	31-Aug-25	—	—	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
	Taxable Year End	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
FT Vest U.S. Equity Buffer & Premium Income ETF - September	30-Sep-24	$3,982,670	$—	$111,334
FT Vest U.S. Equity Moderate Buffer ETF - September	30-Sep-24	—	—	—
FT Vest U.S. Equity Moderate Buffer ETF - October	31-Oct-24	—	—	—
FT Vest U.S. Equity Moderate Buffer ETF - November	30-Nov-24	—	—	—
FT Vest U.S. Small Cap Moderate Buffer ETF - November	30-Nov-24	—	—	—
FT Vest U.S. Equity Buffer & Premium Income ETF - December	31-Dec-24	1,178,742	—	162,062
FT Vest U.S. Equity Moderate Buffer ETF - December	31-Dec-24	—	—	—
FT Vest Laddered Moderate Buffer ETF	31-Aug-25	—	—	—
FT Vest Laddered Small Cap Moderate Buffer ETF	31-Aug-25	—	—	—
As of the applicable taxable year end, the components of distributable earnings on a tax basis for each Fund were as follows:

	Taxable Year-End	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
FT Vest U.S. Equity Moderate Buffer ETF - January	31-Jan-25	$(179,946)	$(24,634,513)	$1,267,389
FT Vest U.S. Equity Moderate Buffer ETF - February	28-Feb-25	(349,661)	(28,734,838)	(922,921)
FT Vest U.S. Small Cap Moderate Buffer ETF - February	28-Feb-25	(92,643)	(6,106,073)	(422,058)
FT Vest U.S. Equity Buffer & Premium Income ETF - March	31-Mar-25	(54,365)	—	(40,011)
FT Vest U.S. Equity Moderate Buffer ETF - March	31-Mar-25	(621,966)	(23,977,949)	(2,026,352)
FT Vest U.S. Equity Moderate Buffer ETF - April	30-Apr-25	(617,339)	(24,532,887)	5,156,833
FT Vest U.S. Equity Moderate Buffer ETF - May	31-May-25	(775,995)	(14,728,135)	(657,228)
FT Vest U.S. Small Cap Moderate Buffer ETF - May	31-May-25	(284,324)	(6,567,320)	(626,988)
FT Vest U.S. Equity Buffer & Premium Income ETF - June	30-Jun-25	(29,278)	—	75,144
FT Vest U.S. Equity Moderate Buffer ETF - June	30-Jun-25	(1,145,863)	(30,883,612)	5,500,635
FT Vest U.S. Equity Moderate Buffer ETF - July	31-Jul-25	(1,492,555)	(29,729,936)	2,043,958
FT Vest U.S. Equity Moderate Buffer ETF - August	31-Aug-25	(1,245,940)	(27,547,411)	843,830
FT Vest U.S. Small Cap Moderate Buffer ETF - August	31-Aug-25	(539,398)	(4,726,501)	2,101,948
FT Vest U.S. Equity Buffer & Premium Income ETF - September	30-Sep-24	(313,483)	—	71,951
FT Vest U.S. Equity Moderate Buffer ETF - September	30-Sep-24	(806,637)	(17,109,398)	977,214
FT Vest U.S. Equity Moderate Buffer ETF - October	31-Oct-24	(779,531)	(15,889,195)	(2,254,874)
FT Vest U.S. Equity Moderate Buffer ETF - November	30-Nov-24	(1,247,209)	(28,359,581)	3,777,068
FT Vest U.S. Small Cap Moderate Buffer ETF - November	30-Nov-24	(216,690)	(3,052,455)	1,147,287
FT Vest U.S. Equity Buffer & Premium Income ETF - December	31-Dec-24	—	—	65,131
FT Vest U.S. Equity Moderate Buffer ETF - December	31-Dec-24	—	(19,309,970)	(1,305,708)
FT Vest Laddered Moderate Buffer ETF	31-Aug-25	(295,887)	—	40,256,053
FT Vest Laddered Small Cap Moderate Buffer ETF	31-Aug-25	(53,153)	—	3,344,988
F. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For GJAN, GFEB, GMAR, GAPR, GMAY, SMAY, GJUN, GJUL, GAUG and SAUG the taxable years ended 2023, 2024 and 2025 remain open to federal and state audit. For SFEB, XIMR, XIJN, BUFZ and BUFS the taxable years ended 2024 and 2025 remain open to federal and state audit. For XISE, GSEP, GOCT, GNOV, SNOV, XIDE and GDEC the taxable years ended 2023 and 2024 remain open for federal and state audit. As of February 28, 2026, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At each Fund’s applicable taxable year end, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

	Taxable Year End	Non-Expiring Capital Loss Carryforwards
FT Vest U.S. Equity Moderate Buffer ETF - January	31-Jan-25	$24,634,513
FT Vest U.S. Equity Moderate Buffer ETF - February	28-Feb-25	28,734,838
FT Vest U.S. Small Cap Moderate Buffer ETF - February	28-Feb-25	6,106,073
FT Vest U.S. Equity Buffer & Premium Income ETF - March	31-Mar-25	—
FT Vest U.S. Equity Moderate Buffer ETF - March	31-Mar-25	23,977,949
FT Vest U.S. Equity Moderate Buffer ETF - April	30-Apr-25	24,532,887
FT Vest U.S. Equity Moderate Buffer ETF - May	31-May-25	14,728,135
FT Vest U.S. Small Cap Moderate Buffer ETF - May	31-May-25	6,567,320
FT Vest U.S. Equity Buffer & Premium Income ETF - June	30-Jun-25	—
FT Vest U.S. Equity Moderate Buffer ETF - June	30-Jun-25	30,883,612
FT Vest U.S. Equity Moderate Buffer ETF - July	31-Jul-25	29,729,936
FT Vest U.S. Equity Moderate Buffer ETF - August	31-Aug-25	27,547,411
FT Vest U.S. Small Cap Moderate Buffer ETF - August	31-Aug-25	4,726,501
FT Vest U.S. Equity Buffer & Premium Income ETF - September	30-Sep-24	—
FT Vest U.S. Equity Moderate Buffer ETF - September	30-Sep-24	17,109,398
FT Vest U.S. Equity Moderate Buffer ETF - October	31-Oct-24	15,889,195
FT Vest U.S. Equity Moderate Buffer ETF - November	30-Nov-24	28,359,581
FT Vest U.S. Small Cap Moderate Buffer ETF - November	30-Nov-24	3,052,455
FT Vest U.S. Equity Buffer & Premium Income ETF - December	31-Dec-24	—
FT Vest U.S. Equity Moderate Buffer ETF - December	31-Dec-24	19,309,970
FT Vest Laddered Moderate Buffer ETF	31-Aug-25	—
FT Vest Laddered Small Cap Moderate Buffer ETF	31-Aug-25	—
During the applicable taxable year end, the Funds listed below utilized non-expiring capital loss carryforwards in the following amounts:

Capital Loss Utilized
FT Vest U.S. Equity Buffer & Premium Income ETF - June	$1
FT Vest U.S. Equity Moderate Buffer ETF - July	2,848,760

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
Certain losses realized during the current taxable year may be deferred and treated as occurring on the first day of the following taxable year for federal income tax purposes. At each Fund’s applicable taxable year end, the following Funds incurred and elected to defer net late year ordinary or capital losses as follows:

	Taxable Year End	Qualified Late Year Losses
		Ordinary Losses	Capital Losses
FT Vest U.S. Equity Moderate Buffer ETF - January	31-Jan-25	$179,946	$—
FT Vest U.S. Equity Moderate Buffer ETF - February	28-Feb-25	349,661	—
FT Vest U.S. Small Cap Moderate Buffer ETF - February	28-Feb-25	92,643	—
FT Vest U.S. Equity Buffer & Premium Income ETF - March	31-Mar-25	54,365	—
FT Vest U.S. Equity Moderate Buffer ETF - March	31-Mar-25	621,966	—
FT Vest U.S. Equity Moderate Buffer ETF - April	30-Apr-25	617,339	—
FT Vest U.S. Equity Moderate Buffer ETF - May	31-May-25	775,995	—
FT Vest U.S. Small Cap Moderate Buffer ETF - May	31-May-25	284,324	—
FT Vest U.S. Equity Buffer & Premium Income ETF - June	30-Jun-25	29,278	—
FT Vest U.S. Equity Moderate Buffer ETF - June	30-Jun-25	1,145,863	—
FT Vest U.S. Equity Moderate Buffer ETF - July	31-Jul-25	1,492,555	—
FT Vest U.S. Equity Moderate Buffer ETF - August	31-Aug-25	1,245,940	—
FT Vest U.S. Small Cap Moderate Buffer ETF - August	31-Aug-25	539,398	—
FT Vest U.S. Equity Buffer & Premium Income ETF - September	30-Sep-24	313,483	—
FT Vest U.S. Equity Moderate Buffer ETF - September	30-Sep-24	806,637	—
FT Vest U.S. Equity Moderate Buffer ETF - October	31-Oct-24	779,531	—
FT Vest U.S. Equity Moderate Buffer ETF - November	30-Nov-24	1,247,209	—
FT Vest U.S. Small Cap Moderate Buffer ETF - November	30-Nov-24	216,690	—
FT Vest Laddered Moderate Buffer ETF	31-Aug-25	295,887	—
FT Vest Laddered Small Cap Moderate Buffer ETF	31-Aug-25	53,153	—

As of February 28, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
FT Vest U.S. Equity Moderate Buffer ETF - January	$453,960,722	$3,852,783	$(4,259,386)	$(406,603)
FT Vest U.S. Equity Moderate Buffer ETF - February	332,553,735	746,070	(1,428,312)	(682,242)
FT Vest U.S. Small Cap Moderate Buffer ETF - February	96,793,407	1,054,304	(1,071,333)	(17,029)
FT Vest U.S. Equity Buffer & Premium Income ETF - March	28,719,641	8,077,096	(5,683,974)	2,393,122
FT Vest U.S. Equity Moderate Buffer ETF - March	317,192,104	73,542,231	(42,015,342)	31,526,889
FT Vest U.S. Equity Moderate Buffer ETF - April	233,006,719	66,610,282	(43,461,037)	23,149,245
FT Vest U.S. Equity Moderate Buffer ETF - May	273,466,852	48,346,219	(23,679,238)	24,666,981
FT Vest U.S. Small Cap Moderate Buffer ETF - May	75,174,075	20,498,678	(10,593,480)	9,905,198
FT Vest U.S. Equity Buffer & Premium Income ETF - June	43,638,105	2,633,605	(1,530,426)	1,103,179
FT Vest U.S. Equity Moderate Buffer ETF - June	306,833,931	50,928,205	(27,232,719)	23,695,486
FT Vest U.S. Equity Moderate Buffer ETF - July	374,630,613	40,127,342	(17,706,867)	22,420,475
FT Vest U.S. Equity Moderate Buffer ETF - August	288,054,511	23,601,745	(9,691,354)	13,910,391
FT Vest U.S. Small Cap Moderate Buffer ETF - August	89,978,719	15,252,466	(7,756,132)	7,496,334
FT Vest U.S. Equity Buffer & Premium Income ETF - September	53,132,724	2,500,749	(1,042,918)	1,457,831
FT Vest U.S. Equity Moderate Buffer ETF - September	462,356,179	17,973,169	(6,854,558)	11,118,611
FT Vest U.S. Equity Moderate Buffer ETF - October	318,364,245	13,423,610	(4,832,777)	8,590,833
FT Vest U.S. Equity Moderate Buffer ETF - November	298,865,369	14,168,129	(5,351,317)	8,816,812

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
FT Vest U.S. Small Cap Moderate Buffer ETF - November	$108,110,872	$13,031,441	$(6,306,349)	$6,725,092
FT Vest U.S. Equity Buffer & Premium Income ETF - December	23,928,830	325,832	(116,548)	209,284
FT Vest U.S. Equity Moderate Buffer ETF - December	495,587,951	4,918,244	(1,327,134)	3,591,110
FT Vest Laddered Moderate Buffer ETF	774,607,464	69,723,465	—	69,723,465
FT Vest Laddered Small Cap Moderate Buffer ETF	119,449,979	9,715,571	—	9,715,571
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
H. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is paid an annual unitary management fee based on a percentage of each Fund’s average daily net assets. In addition, BUFZ and BUFS incur a pro rata share of fees and expenses attributable to investments in other investment companies (“acquired fund fees and expenses”). The total of the unitary management fee and acquired fund fees and expenses represents each Fund’s total annual operating expenses. The annual unitary management fee payable by each Fund, with the exception of SFEB, SMAY, SAUG, SNOV, BUFZ and BUFS, to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%
Fund net assets greater than $10 billion	0.76500%
For SFEB, SMAY, SAUG and SNOV, the annual unitary management fee payable by each Fund will be calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.9000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.8775%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.8550%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.8325%
Fund net assets greater than $10 billion	0.8100%
For BUFZ and BUFS, the annual unitary management fee payable by each Fund will be calculated pursuant to the following schedule:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)

Breakpoints
Fund net assets up to and including $2.5 billion	0.1000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.0975%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.0950%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.0925%
Fund net assets greater than $10 billion up to and including $15 billion	0.0900%
Fund net assets greater than $15 billion	0.0850%
First Trust is responsible for each Fund’s expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
Vest Financial LLC (“Vest”), an affiliate of First Trust, serves as the Funds’ sub-advisor and manages each Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Funds, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Advisor and Vest, First Trust will supervise Vest and its management of the investment of each Fund’s assets and will pay Vest for its services as the Funds’ sub-advisor a sub-advisory fee equal to 50% of the monthly unitary management fee paid to the Advisor, less Vest’s 50% share of the expenses for that month. In the event the Sub-Advisor’s share of the expenses exceeds the amount of the sub-advisory fee in any month, the Sub-Advisor will pay the difference to the Advisor. During any period in which the Advisor’s management fee is reduced in accordance with the breakpoints described above, the investment sub-advisory fee (which is based on the Advisor’s management fee) paid to Vest will be reduced to reflect the reduction in the Advisor’s management fee.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation, prior to January 1, 2026, allocated pro rata among each fund in the First Trust Fund Complex based on net assets, and effective January 1, 2026, allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended February 28, 2026, the Funds, except BUFZ and BUFS, had no purchases or sales of investments, excluding short-term investments and in-kind transactions. Each Fund, except BUFZ and BUFS, holds options for a target outcome period of approximately one year based on the expiration date of the options, which occurs on the third Friday of the month corresponding to the month in each Fund name. For securities transactions purposes, the options are considered short-term investments.
For the six months ended February 28, 2026, the cost of purchases and proceeds from sales of investments for BUFZ and BUFS, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
FT Vest Laddered Moderate Buffer ETF	$2,233,941	$2,808,180
FT Vest Laddered Small Cap Moderate Buffer ETF	493,165	589,101

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
For the six months ended February 28, 2026, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
FT Vest U.S. Equity Moderate Buffer ETF - January	$170,471,867	$313,436,902
FT Vest U.S. Equity Moderate Buffer ETF - February	9,269,784	226,231,034
FT Vest U.S. Small Cap Moderate Buffer ETF - February	72,394,955	78,098,395
FT Vest U.S. Equity Buffer & Premium Income ETF - March	—	—
FT Vest U.S. Equity Moderate Buffer ETF - March	—	74,163,592
FT Vest U.S. Equity Moderate Buffer ETF - April	4,947,382	11,875,229
FT Vest U.S. Equity Moderate Buffer ETF - May	1,014,872	20,394,542
FT Vest U.S. Small Cap Moderate Buffer ETF - May	1,286,600	14,289,669
FT Vest U.S. Equity Buffer & Premium Income ETF - June	—	—
FT Vest U.S. Equity Moderate Buffer ETF - June	2,006,744	24,086,930
FT Vest U.S. Equity Moderate Buffer ETF - July	—	213,689,926
FT Vest U.S. Equity Moderate Buffer ETF - August	8,680,797	40,082,537
FT Vest U.S. Small Cap Moderate Buffer ETF - August	8,685,162	17,605,910
FT Vest U.S. Equity Buffer & Premium Income ETF - September	—	2,214,448
FT Vest U.S. Equity Moderate Buffer ETF - September	42,280,345	262,358,187
FT Vest U.S. Equity Moderate Buffer ETF - October	117,905,142	190,417,986
FT Vest U.S. Equity Moderate Buffer ETF - November	82,726,523	163,151,820
FT Vest U.S. Small Cap Moderate Buffer ETF - November	122,150,672	147,671,206
FT Vest U.S. Equity Buffer & Premium Income ETF - December	1,535,901	1,536,077
FT Vest U.S. Equity Moderate Buffer ETF - December	106,890,939	249,318,431
FT Vest Laddered Moderate Buffer ETF	201,046,626	10,368,329
FT Vest Laddered Small Cap Moderate Buffer ETF	33,209,056	3,413,923
5. Derivative Transactions
The following table presents the types of derivatives held by each Fund at February 28, 2026, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
GJAN
Options contracts	Equity Risk	Options contracts purchased, at value	$469,002,006	Options contracts written, at value	$20,239,494
GFEB
Options contracts	Equity Risk	Options contracts purchased, at value	345,007,131	Options contracts written, at value	16,891,882
SFEB
Options contracts	Equity Risk	Options contracts purchased, at value	102,023,851	Options contracts written, at value	6,393,964
XIMR
Options contracts	Equity Risk	Options contracts purchased, at value	37,376,430	Options contracts written, at value	6,664,476
GMAR
Options contracts	Equity Risk	Options contracts purchased, at value	378,096,117	Options contracts written, at value	30,545,965
GAPR
Options contracts	Equity Risk	Options contracts purchased, at value	292,546,794	Options contracts written, at value	37,339,690

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
GMAY
Options contracts	Equity Risk	Options contracts purchased, at value	$314,228,194	Options contracts written, at value	$17,391,228
SMAY
Options contracts	Equity Risk	Options contracts purchased, at value	93,275,988	Options contracts written, at value	8,570,357
XIJN
Options contracts	Equity Risk	Options contracts purchased, at value	51,294,715	Options contracts written, at value	7,888,379
GJUN
Options contracts	Equity Risk	Options contracts purchased, at value	351,055,764	Options contracts written, at value	22,253,806
GJUL
Options contracts	Equity Risk	Options contracts purchased, at value	410,236,554	Options contracts written, at value	15,635,204
GAUG
Options contracts	Equity Risk	Options contracts purchased, at value	311,191,111	Options contracts written, at value	11,264,741
SAUG
Options contracts	Equity Risk	Options contracts purchased, at value	104,071,531	Options contracts written, at value	7,256,426
XISE
Options contracts	Equity Risk	Options contracts purchased, at value	57,831,793	Options contracts written, at value	5,711,763
GSEP
Options contracts	Equity Risk	Options contracts purchased, at value	485,442,910	Options contracts written, at value	15,583,789
GOCT
Options contracts	Equity Risk	Options contracts purchased, at value	336,093,074	Options contracts written, at value	11,849,710
GNOV
Options contracts	Equity Risk	Options contracts purchased, at value	318,018,244	Options contracts written, at value	13,149,232
SNOV
Options contracts	Equity Risk	Options contracts purchased, at value	122,339,997	Options contracts written, at value	8,533,287
XIDE
Options contracts	Equity Risk	Options contracts purchased, at value	25,267,331	Options contracts written, at value	2,699,469
GDEC
Options contracts	Equity Risk	Options contracts purchased, at value	515,496,418	Options contracts written, at value	21,244,509

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended February 28, 2026, on each Fund’s derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statements of Operations Location	GJAN	GFEB	SFEB	XIMR	GMAR
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$38,596,342	$36,769,147	$11,411,799	$1,189,854	$13,194,746
Written options contracts	(104,791)	(390,783)	(125,065)	(969,242)	(4,256,384)
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	(19,047,098)	(18,833,486)	(3,821,469)	1,296,891	9,435,595
Written options contracts	(1,571,678)	443,234	(23,821)	(384,616)	(1,270,404)

Statements of Operations Location	GAPR	GMAY	SMAY	XIJN	GJUN
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$3,046,982	$2,584,252	$3,445,917	$8,772	$2,827,094
Written options contracts	216,530	(302,485)	(876,908)	(7,308)	(142,579)
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	13,242,462	12,730,845	5,895,850	916,709	13,938,430
Written options contracts	(6,674,061)	(1,294,240)	(2,319,318)	(49,027)	(2,430,004)

Statements of Operations Location	GJUL	GAUG	SAUG	XISE	GSEP
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$14,368,559	$1,783,583	$1,520,444	$7,947,244	$26,176,082
Written options contracts	(2,997,063)	(166,772)	(65,115)	(4,052,719)	(3,321,433)
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	12,236,585	12,129,334	6,731,623	(4,602,021)	(10,282,199)
Written options contracts	358,358	937,227	(1,337,292)	2,460,625	4,646,595

Statements of Operations Location	GOCT	GNOV	SNOV	XIDE	GDEC
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$19,597,077	$20,181,462	$(2,694,070)	$2,476,980	$29,458,125
Written options contracts	2,250,521	7,265,640	4,448,478	(911,237)	12,972
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	(7,575,291)	(8,316,495)	8,492,995	(1,205,828)	(12,150,389)
Written options contracts	751,874	197,876	(4,052,205)	283,255	(842,567)
The Funds do not have the right to offset financial assets and financial liabilities related to options contracts on the Statements of Assets and Liabilities.
The following table presents the premiums for purchased options contracts opened, premiums for purchased options contracts closed, exercised and expired, premiums for written options contracts opened, and premiums for written options contracts closed, exercised and expired, for the six months ended February 28, 2026, on each Fund’s options contracts.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
	Premiums for purchased options contracts opened	Premiums for purchased options contracts closed, exercised and expired	Premiums for written options contracts opened	Premiums for written options contracts closed, exercised and expired
GJAN	$794,518,204	$681,760,913	$33,838,732	$25,223,946
GFEB	540,058,121	539,498,364	21,560,998	15,892,765
SFEB	183,480,925	161,105,467	10,136,131	6,927,461
XIMR	3,580,112	13,677,894	622,241	1,783,955
GMAR	6,804,637	85,741,983	636,196	4,409,401
GAPR	13,707,552	11,765,632	1,843,137	2,172,112
GMAY	5,544,152	21,464,277	395,179	1,261,104
SMAY	2,808,135	22,280,409	237,200	1,476,930
XIJN	35,220,640	891,678	5,705,003	135,231
GJUN	10,156,318	30,100,359	776,988	2,076,637
GJUL	6,970,870	233,869,306	371,831	10,621,249
GAUG	35,420,363	49,360,568	1,538,331	2,287,618
SAUG	11,910,715	18,777,634	767,595	1,276,144
XISE	69,702,853	72,208,642	7,557,921	7,160,937
GSEP	774,822,332	486,441,406	34,889,883	19,953,164
GOCT	514,631,850	392,591,815	19,295,124	9,867,480
GNOV	476,623,828	402,977,777	19,148,692	11,230,504
SNOV	247,742,537	265,543,467	8,722,275	5,506,639
XIDE	29,397,963	26,864,321	3,349,529	2,907,211
GDEC	759,195,920	523,787,204	28,199,606	14,236,520
6. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2026.
8. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were the following subsequent events:
As of March 23, 2026, the investment objective of XIMR changed to seek to provide investors with a consistent level of income that, when annualized, is approximately 8.33% and an Outcome Period of March 23, 2026 through March 19, 2027.
As of March 23, 2026, the investment objective of GMAR changed to include an upside cap of 14.10% and an Outcome Period of March 23, 2026 through March 19, 2027.
As of April 20, 2026, the investment objective of GAPR changed to include an upside cap of 12.34% and an Outcome Period of April 20, 2026 through April 16, 2027.

Other Information
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the six months ended February 28, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the six months ended February 28, 2026.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.
Disclaimer
The Funds are not sponsored, endorsed, sold or promoted by iShares Russell 2000 ETF, BFA, Russell, State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Funds or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Funds or the FLEX Options or results to be obtained by the Funds or the FLEX Options, shareholders or any other person or entity from use of the iShares Russell 2000 ETF or State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Funds or the FLEX Options.

Semi-Annual Consolidated Financial Statements and Other Information
For the Six Months Ended February 28, 2026

First Trust Exchange-Traded Fund VIII

First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)

First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
Semi-Annual Consolidated Financial Statements and Other Information
February 28, 2026
Performance and Risk Disclosure
There is no assurance that First Trust SkyBridge Crypto Industry and Digital Economy ETF (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
Consolidated Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 73.9%
	Banks — 4.0%
12,492	JPMorgan Chase & Co.	$3,751,348
	Capital Markets — 17.2%
26,901	Coinbase Global, Inc., Class A (b)	4,730,541
149,282	Galaxy Digital, Inc., Class A (b)	3,073,716
84,978	Robinhood Markets, Inc., Class A (b)	6,445,581
242,260	Strive, Inc., Class A (b) (c)	1,923,545
		16,173,383
	Financial Services — 8.0%
7,208	Mastercard, Inc., Class A	3,728,049
11,684	Visa, Inc., Class A	3,740,516
		7,468,565
	Hotels, Restaurants & Leisure — 14.5%
6,579,414	Metaplanet, Inc. (JPY) (b) (c)	13,650,499
	Software — 30.2%
362,512	Bitdeer Technologies Group, Class A (b)	2,791,342
225,699	Cipher Digital, Inc. (b)	3,520,904
373,863	Cleanspark, Inc. (b)	3,719,937
260,800	Hive Digital Technologies Ltd. (b)	558,112
86,508	IREN Ltd. (b)	3,542,502
306,006	MARA Holdings, Inc. (b) (c)	2,735,694
231,871	Riot Platforms, Inc. (b)	3,777,179
32,840	Strategy, Inc. (b)	4,252,780
215,244	Terawulf, Inc. (b) (c)	3,491,258
		28,389,708
	Total Common Stocks	69,433,503
	(Cost $73,034,835)
EXCHANGE-TRADED PRODUCTS — 22.5%
	Capital Markets — 22.5%
112,551	Bitwise Bitcoin ETF (b)	4,010,192
76,980	Fidelity Wise Origin Bitcoin Fund (b)	4,399,407
61,392	Invesco Galaxy Bitcoin ETF (b)	4,011,353
127,212	iShares Bitcoin Trust ETF (b)	4,731,014
216,749	VanEck Bitcoin ETF (b)	4,020,694
	Total Exchange-Traded Products	21,172,660
	(Cost $27,818,457)
MONEY MARKET FUNDS — 0.6%
585,389	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.54% (d)	585,389
	(Cost $585,389)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 16.8%
$15,824,701	Bank of America Corp., 3.66% (d), dated 02/27/26, due 03/02/26, with a maturity value of $15,829,528. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.00%, due 01/15/27 to 05/15/42. The value of the collateral including accrued interest is $16,141,196. (e)	$15,824,701
	(Cost $15,824,701)

	Total Investments — 113.8%	107,016,253
	(Cost $117,263,382)
	Net Other Assets and Liabilities — (13.8)%	(12,985,604)
	Net Assets — 100.0%	$94,030,649

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Consolidated Financial
Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
The aggregate value of such securities is $14,895,541 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $15,824,701.

(d)	Rate shown reflects yield as of February 28, 2026.
(e)	This security serves as collateral for securities on loan.

Abbreviations throughout the Consolidated Portfolio of Investments:
JPY	– Japanese Yen
See Notes to Consolidated Financial Statements

First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
Consolidated Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Consolidated Financial Statements):

	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$69,433,503	$69,433,503	$—	$—
Exchange-Traded Products*	21,172,660	21,172,660	—	—
Money Market Funds	585,389	585,389	—	—
Repurchase Agreements	15,824,701	—	15,824,701	—
Total Investments	$107,016,253	$91,191,552	$15,824,701	$—

*	See Consolidated Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Consolidated Statement of Assets and Liabilities in the Notes to Consolidated Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Consolidated Statement of Assets and Liabilities(1)	$14,895,541
Non-cash Collateral(2)	(14,895,541)
Net Amount	$—
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Consolidated Statement of Assets and Liabilities	$15,824,701
Non-cash Collateral(3)	(15,824,701)
Net Amount	$—

(1)	The amount presented on the Consolidated Statement of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)
At February 28, 2026, the value of the collateral received
from each borrower exceeded the value of the related
securities loaned. This amount is disclosed on the
Consolidated Portfolio of Investments.

(3)	At February 28, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Consolidated Financial Statements

First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
Consolidated Statement of Assets and Liabilities
February 28, 2026 (Unaudited)

ASSETS:
Investments, at value	$91,191,552
Repurchase agreements, at value	15,824,701
Total investments, at value	107,016,253
Cash	2,321
Receivables:
Investment securities sold	29,239,672
Securities lending income	19,375
Dividends	1,345
Total Assets	136,278,966

LIABILITIES:
Payables:
Investment securities purchased	26,361,163
Collateral for securities on loan	15,824,701
Investment advisory fees	62,453
Total Liabilities	42,248,317
NET ASSETS	$94,030,649

NET ASSETS consist of:
Paid-in capital	$146,460,519
Par value	75,500
Accumulated distributable earnings (loss)	(52,505,370)
NET ASSETS	$94,030,649
NET ASSET VALUE, per share	$12.45
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	7,550,002
Investments, at cost	$101,438,681
Repurchase agreements, at cost	$15,824,701
Total investments, at cost	$117,263,382
Securities on loan, at value	$14,895,541
See Notes to Consolidated Financial Statements

First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
Consolidated Statement of Operations
For the Six Months Ended February 28, 2026 (Unaudited)

INVESTMENT INCOME:
Dividends	$9,618
Securities lending income (net of fees)	1,301,106
Total investment income	1,310,724

EXPENSES:
Investment advisory fees	547,722
Other expenses	9,531
Total expenses	557,253
NET INVESTMENT INCOME (LOSS)	753,471

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(19,618,823)
Foreign currency transactions	(5,997)
Net realized gain (loss)	(19,624,820)
Net change in unrealized appreciation (depreciation) on investments	(41,489,384)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(61,114,204)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(60,360,733)
See Notes to Consolidated Financial Statements

First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
Consolidated Statements of Changes in Net Assets

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025
OPERATIONS:
Net investment income (loss)	$753,471	$(810,736)
Net realized gain (loss)	(19,624,820)	19,331,073
Net change in unrealized appreciation (depreciation)	(41,489,384)	25,279,697
Net increase (decrease) in net assets resulting from operations	(60,360,733)	43,800,034

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(836,940)	(1,600,041)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	9,975,258	56,430,495
Cost of shares redeemed	—	(4,428,030)
Net increase (decrease) in net assets resulting from shareholder transactions	9,975,258	52,002,465
Total increase (decrease) in net assets	(51,222,415)	94,202,458

NET ASSETS:
Beginning of period	145,253,064	51,050,606
End of period	$94,030,649	$145,253,064

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	7,000,002	4,450,002
Shares sold	550,000	2,800,000
Shares redeemed	—	(250,000)
Shares outstanding, end of period	7,550,002	7,000,002
See Notes to Consolidated Financial Statements

First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
Consolidated Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,			Period Ended 8/31/2022 (a)
		2025	2024	2023
Net asset value, beginning of period	$20.75	$11.47	$5.77	$6.27	$18.91
Income from investment operations:
Net investment income (loss) (b)	0.10	(0.14)	(0.08)	(0.04)	(0.08)
Net realized and unrealized gain (loss)	(8.29)	9.73	5.78	(0.46)	(12.36)
Total from investment operations	(8.19)	9.59	5.70	(0.50)	(12.44)
Distributions paid to shareholders from:
Net investment income	(0.11)	(0.31)	—	(0.00) (c)	(0.20)
Net realized gain	—	—	—	—	(0.00) (c)
Total distributions	(0.11)	(0.31)	—	(0.00) (c)	(0.20)
Net asset value, end of period	$12.45	$20.75	$11.47	$5.77	$6.27
Total return (d)	(39.55)%	84.26%	98.79%	(7.95)%	(66.46)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$94,031	$145,253	$51,051	$19,609	$26,637
Ratio of total expenses to average net assets	0.86% (e) (f)	0.85%	0.85%	0.85%	0.85% (e)
Ratio of net investment income (loss) to average net assets	1.17% (e)	(0.81)%	(0.82)%	(0.76)%	(0.76)% (e)
Portfolio turnover rate (g)	139%	318%	215%	197%	90%

(a)	Inception date is September 20, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01.
(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(g)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements
First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
February 28, 2026 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund VIII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the First Trust SkyBridge Crypto Industry and Digital Economy ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker “CRPT” on NYSE Arca, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The Fund’s investment objective is to provide investors with capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in the common stocks and American Depositary Receipts (“ADRs”) of Crypto Industry Companies, including Bitcoin Exchange-Traded Products, and Digital Economy Companies. Under normal market conditions, the Fund will invest at least 50% of its net assets (plus any investment borrowings) in Crypto Industry Companies. The remainder of the Fund’s net assets used to satisfy the 80% test set forth above will be invested in Digital Economy Companies. The Fund generally intends to invest up to 25% of its net assets in Bitcoin Exchange-Traded Products; however, at certain times, the Fund may invest more than 25% of its net assets in Bitcoin Exchange-Traded Products. For tax purposes, certain Bitcoin Exchange-Traded Products will be held indirectly via a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). As of February 28, 2026, the Fund invested 17.58% of the Fund’s total assets in the Subsidiary. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The consolidated financial statements include the accounts on a consolidated basis of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the consolidated financial statements. The preparation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Consolidated Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks, exchange-traded products and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.

Notes to Consolidated Financial Statements (Continued)
First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
February 28, 2026 (Unaudited)
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Overnight repurchase agreements are valued at amortized cost when it represents the most appropriate reflection of fair market value.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

Notes to Consolidated Financial Statements (Continued)
First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
February 28, 2026 (Unaudited)
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of February 28, 2026, is included with the Fund’s Consolidated Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.
C. Offsetting on the Consolidated Statement of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Consolidated Statement of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within the Fund’s Consolidated Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Consolidated Statement of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
D. Foreign Currency
The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Consolidated Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Consolidated Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Consolidated Statement of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Consolidated Statement of Operations.

Notes to Consolidated Financial Statements (Continued)
First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
February 28, 2026 (Unaudited)
E. Securities Lending
The Fund may lend securities representing up to 33 1/3% of the value of its total assets to broker-dealers, banks and other institutions to generate additional income. When the Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Fund.
Under the Fund’s Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. The Bank of New York Mellon (“BNY”) acts as the Fund’s securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Fund, however, will be responsible for the risks associated with the investment of cash collateral. The Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. The Fund receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At February 28, 2026, the Fund had securities in the securities lending program.
In the event of a default by a borrower with respect to any loan, BNY will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BNY to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, BNY will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Fund and BNY.
F. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements.
MRAs govern transactions between the Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BNY on behalf of the Fund participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of the Fund’s portfolio or sold for cash. The Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.
While the Fund may invest in repurchase agreements, any repurchase agreements held by the Fund during the six months ended February 28, 2026, were received as collateral for lending securities.
G. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Notes to Consolidated Financial Statements (Continued)
First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
February 28, 2026 (Unaudited)
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the consolidated financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for consolidated financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal year ended August 31, 2025 was as follows:

Distributions paid from:
Ordinary income	$1,600,041
Capital gains	—
Return of capital	—
As of August 31, 2025, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	(12,639,235)
Net unrealized appreciation (depreciation)	21,331,538
H. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income, whether or not such earnings are distributed by the Subsidiary to the Fund. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable period ended 2022 and taxable years ended 2023, 2024, and 2025 remain open to federal and state audit. As of February 28, 2026, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s consolidated financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2025, for federal income tax purposes, the Fund had $12,639,235 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
During the taxable year ended August 31, 2025, the Fund utilized $19,641,694 of capital loss carryforwards.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended August 31, 2025, the Fund had no net late year ordinary or capital losses.

Notes to Consolidated Financial Statements (Continued)
First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
February 28, 2026 (Unaudited)
As of February 28, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$117,263,382	$11,253,517	$(21,500,646)	$(10,247,129)
I. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
J. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the consolidated financial statements and consolidated financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the Fund’s and the Subsidiary’s investment portfolios, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
SkyBridge Capital II, LLC (“SkyBridge” or the “Sub-Advisor”) serves as the Fund’s and Subsidiary’s sub-advisor and manages the Fund’s and Subsidiary’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Fund, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Fund, the Advisor and SkyBridge, First Trust will supervise SkyBridge and its management of the investment of the Fund’s and Subsidiary’s assets and will pay SkyBridge for its services as the Fund’s sub-advisor. SkyBridge receives a sub-advisory fee equal to 50% of any remaining monthly unitary management fee paid to the Advisor after the average Fund’s and Subsidiary’s expenses accrued during the most recent twelve months are subtracted from the unitary management fee for that month. First Trust will also be responsible for the Fund’s and the Subsidiary’s expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%
Fund net assets greater than $10 billion	0.76500%
During any period in which the Advisor’s management fee is reduced in accordance with the breakpoints described above, the investment sub-advisory fee (which is based on the Advisor’s management fee) paid to SkyBridge will be reduced to reflect the reduction in the Advisor’s management fee.
The Subsidiary does not pay First Trust or SkyBridge a separate management or sub-advisory fee.

Notes to Consolidated Financial Statements (Continued)
First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
February 28, 2026 (Unaudited)
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation, prior to January 1, 2026, allocated pro rata among each fund in the First Trust Fund Complex based on net assets, and effective January 1, 2026, allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended February 28, 2026, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $179,093,256 and $176,342,249, respectively.
For the six months ended February 28, 2026, the cost of in-kind purchases and proceeds from in-kind sales were $6,820,288 and $0, respectively.
5. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

Notes to Consolidated Financial Statements (Continued)
First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
February 28, 2026 (Unaudited)
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2026.
7. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the consolidated financial statements that have not already been disclosed.

Other Information
First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
February 28, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended February 28, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the six months ended February 28, 2026.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Consolidated Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended February 28, 2026

First Trust Exchange-Traded Fund VIII

First Trust Multi-Manager Large Growth ETF (MMLG)
Wellington Management Company LLP
Sands Capital Management, LLC

First Trust Multi-Manager Large Growth ETF (MMLG)
Semi-Annual Financial Statements and Other Information
February 28, 2026
Performance and Risk Disclosure
There is no assurance that First Trust Multi-Manager Large Growth ETF (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Multi-Manager Large Growth ETF (MMLG)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 97.2%
	Aerospace & Defense — 4.5%
1,518	Axon Enterprise, Inc. (a)	$823,363
3,647	Carpenter Technology Corp.	1,451,761
1,211	FTAI Aviation Ltd.	370,324
2,252	General Electric Co.	770,769
753	L3Harris Technologies, Inc.	274,499
		3,690,716
	Automobiles — 1.4%
2,874	Tesla, Inc. (a)	1,156,814
	Banks — 2.0%
96,522	NU Holdings Ltd., Class A (a)	1,445,899
2,888	Wells Fargo & Co.	235,228
		1,681,127
	Biotechnology — 1.4%
1,034	Natera, Inc. (a)	215,113
14,309	Ultragenyx Pharmaceutical, Inc. (a)	334,688
1,210	Vertex Pharmaceuticals, Inc. (a)	601,164
		1,150,965
	Broadline Retail — 6.7%
19,057	Amazon.com, Inc. (a)	4,001,970
13,864	Sea Ltd., ADR (a)	1,503,551
		5,505,521
	Building Products — 0.2%
1,937	Builders FirstSource, Inc. (a)	202,010
	Capital Markets — 2.1%
3,307	Interactive Brokers Group, Inc., Class A	235,425
6,751	Intercontinental Exchange, Inc.	1,108,042
2,590	KKR & Co., Inc.	227,091
2,361	Nasdaq, Inc.	206,776
		1,777,334
	Chemicals — 0.6%
1,348	Sherwin-Williams (The) Co.	488,771
	Communications Equipment — 0.7%
4,574	Arista Networks, Inc. (a)	610,629
	Construction & Engineering — 1.1%
1,672	Quanta Services, Inc.	941,470
	Consumer Finance — 0.4%
979	American Express Co.	302,413
	Consumer Staples Distribution & Retail — 1.1%
4,341	BJ’s Wholesale Club Holdings, Inc. (a)	428,848
4,056	Walmart, Inc.	518,965
		947,813
Shares	Description	Value

	Electrical Equipment — 0.6%
560	GE Vernova, Inc.	$489,216
	Electronic Equipment, Instruments & Components — 1.1%
4,175	Amphenol Corp., Class A	609,800
1,031	Coherent Corp. (a)	266,957
		876,757
	Entertainment — 5.3%
4,499	Liberty Media Corp.-Liberty Formula One, Class C (a)	412,063
20,246	Netflix, Inc. (a)	1,948,475
10,544	ROBLOX Corp., Class A (a)	723,951
2,484	Spotify Technology S.A. (a)	1,279,111
		4,363,600
	Financial Services — 5.1%
21,888	Block, Inc. (a)	1,394,265
4,774	Klarna Group PLC (a)	64,735
2,266	Mastercard, Inc., Class A	1,171,998
4,962	Visa, Inc., Class A	1,588,535
		4,219,533
	Health Care Equipment & Supplies — 0.4%
3,960	Dexcom, Inc. (a)	290,783
	Health Care Technology — 0.3%
1,279	Veeva Systems, Inc., Class A (a)	232,791
	Hotels, Restaurants & Leisure — 3.6%
10,761	Chipotle Mexican Grill, Inc. (a)	400,524
8,920	DoorDash, Inc., Class A (a)	1,574,112
1,888	Hilton Worldwide Holdings, Inc.	588,641
1,304	Royal Caribbean Cruises Ltd.	405,492
		2,968,769
	Interactive Media & Services — 10.0%
14,177	Alphabet, Inc., Class A	4,419,822
5,946	Meta Platforms, Inc., Class A	3,854,078
		8,273,900
	IT Services — 3.8%
5,171	Cloudflare, Inc., Class A (a)	890,394
18,897	Shopify, Inc., Class A (a)	2,281,435
		3,171,829
	Machinery — 0.9%
643	Caterpillar, Inc.	477,640
477	Cummins, Inc.	278,506
		756,146
	Media — 0.2%
1,528	EchoStar Corp., Class A (a)	176,530
See Notes to Financial Statements

First Trust Multi-Manager Large Growth ETF (MMLG)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Pharmaceuticals — 2.1%
1,622	Eli Lilly & Co.	$1,706,328
	Semiconductors & Semiconductor Equipment — 22.1%
2,873	Advanced Micro Devices, Inc. (a)	575,203
703	Analog Devices, Inc.	250,121
11,622	Broadcom, Inc.	3,713,810
1,051	Credo Technology Group Holding Ltd. (a)	117,996
502	KLA Corp.	765,324
495	Micron Technology, Inc.	204,123
59,279	NVIDIA Corp.	10,503,646
5,810	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,176,310
		18,306,533
	Software — 11.5%
2,208	AppLovin Corp., Class A (a)	959,972
971	Cadence Design Systems, Inc. (a)	292,659
5,486	Datadog, Inc., Class A (a)	614,213
794	Intuit, Inc.	324,770
10,659	Microsoft Corp.	4,186,216
3,578	Oracle Corp.	520,241
3,564	Palantir Technologies, Inc., Class A (a)	488,945
2,566	Palo Alto Networks, Inc. (a)	382,129
1,739	PTC, Inc. (a)	272,310
44,469	Samsara, Inc., Class A (a)	1,285,154
517	Synopsys, Inc. (a)	214,038
		9,540,647
	Specialty Retail — 3.3%
5,634	Carvana Co. (a)	1,882,657
1,723	Lowe’s Cos., Inc.	455,854
4,345	O’Reilly Automotive, Inc. (a)	407,909
		2,746,420
	Technology Hardware, Storage & Peripherals — 4.2%
13,077	Apple, Inc.	3,454,682
	Trading Companies & Distributors — 0.5%
1,505	Ferguson Enterprises, Inc.	392,444
	Total Common Stocks	80,422,491
	(Cost $65,444,557)
Shares	Description	Value
MONEY MARKET FUNDS — 2.8%
2,306,044	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.54% (b)	$2,306,044
	(Cost $2,306,044)

	Total Investments — 100.0%	82,728,535
	(Cost $67,750,601)
	Net Other Assets and Liabilities — (0.0)%	(27,438)
	Net Assets — 100.0%	$82,701,097

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of February 28, 2026.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$80,422,491	$80,422,491	$—	$—
Money Market Funds	2,306,044	2,306,044	—	—
Total Investments	$82,728,535	$82,728,535	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Multi-Manager Large Growth ETF (MMLG)
Statement of Assets and Liabilities
February 28, 2026 (Unaudited)

ASSETS:
Investments, at value	$82,728,535
Dividends receivable	26,607
Total Assets	82,755,142

LIABILITIES:
Investment advisory fees payable	54,045
Total Liabilities	54,045
NET ASSETS	$82,701,097

NET ASSETS consist of:
Paid-in capital	$87,356,793
Par value	25,000
Accumulated distributable earnings (loss)	(4,680,696)
NET ASSETS	$82,701,097
NET ASSET VALUE, per share	$33.08
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	2,500,002
Investments, at cost	$67,750,601
See Notes to Financial Statements

First Trust Multi-Manager Large Growth ETF (MMLG)
Statement of Operations
For the Six Months Ended February 28, 2026 (Unaudited)

INVESTMENT INCOME:
Dividends	$165,839
Foreign withholding tax	(1,858)
Total investment income	163,981

EXPENSES:
Investment advisory fees	374,656
Other expenses	5,352
Total expenses	380,008
NET INVESTMENT INCOME (LOSS)	(216,027)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(892,245)
In-kind redemptions	2,254,362
Net realized gain (loss)	1,362,117
Net change in unrealized appreciation (depreciation) on investments	(5,703,498)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(4,341,381)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,557,408)
See Notes to Financial Statements

First Trust Multi-Manager Large Growth ETF (MMLG)
Statements of Changes in Net Assets

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025
OPERATIONS:
Net investment income (loss)	$(216,027)	$(303,416)
Net realized gain (loss)	1,362,117	4,134,653
Net change in unrealized appreciation (depreciation)	(5,703,498)	11,572,506
Net increase (decrease) in net assets resulting from operations	(4,557,408)	15,403,743

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	12,691,866	16,647,395
Cost of shares redeemed	(5,329,185)	(21,705,652)
Net increase (decrease) in net assets resulting from shareholder transactions	7,362,681	(5,058,257)
Total increase (decrease) in net assets	2,805,273	10,345,486

NET ASSETS:
Beginning of period	79,895,824	69,550,338
End of period	$82,701,097	$79,895,824

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	2,300,002	2,500,002
Shares sold	350,000	550,000
Shares redeemed	(150,000)	(750,000)
Shares outstanding, end of period	2,500,002	2,300,002
See Notes to Financial Statements

First Trust Multi-Manager Large Growth ETF (MMLG)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$34.74	$27.82	$21.75	$18.14	$28.27	$21.86
Income from investment operations:
Net investment income (loss)	(0.09) (a)	(0.13) (a)	(0.10) (a)	(0.05) (a)	(0.18)	0.01
Net realized and unrealized gain (loss)	(1.57)	7.05	6.17	3.66	(9.95)	6.46
Total from investment operations	(1.66)	6.92	6.07	3.61	(10.13)	6.47
Distributions paid to shareholders from:
Net investment income	—	—	—	—	—	(0.04)
Net realized gain	—	—	—	—	—	(0.02)
Total distributions	—	—	—	—	—	(0.06)
Net asset value, end of period	$33.08	$34.74	$27.82	$21.75	$18.14	$28.27
Total return (b)	(4.78)%	24.87%	27.91%	19.90%	(35.83)%	29.65%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$82,701	$79,896	$69,550	$41,324	$63,478	$171,005
Ratio of total expenses to average net assets	0.86% (c) (d)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	(0.49)% (c)	(0.42)%	(0.38)%	(0.29)%	(0.49)%	(0.49)%
Portfolio turnover rate (e)	28%	68%	41%	29%	31%	21%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Multi-Manager Large Growth ETF (MMLG)
February 28, 2026 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund VIII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the First Trust Multi-Manager Large Growth ETF (the “Fund”), a diversified series of the Trust, which trades under the ticker “MMLG” on NYSE Arca, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The Fund seeks to provide long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in equity securities issued by large capitalization companies. The Fund considers large capitalization companies to be those companies with market capitalizations within the market capitalization range of the companies comprising the Russell 1000® Growth Index (as of the index’s most recent reconstitution). The Fund’s portfolio is principally composed of common stocks issued by companies domiciled in the United States, common stocks issued by non-U.S. companies that are principally traded in the United States and American Depositary Receipts. The Fund utilizes a multi-manager approach to provide exposure to the large capitalization growth segment of the equity market through the blending of multiple portfolio management teams. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Shares of open-end funds are valued based on NAV per share.

Notes to Financial Statements (Continued)
First Trust Multi-Manager Large Growth ETF (MMLG)
February 28, 2026 (Unaudited)
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of February 28, 2026, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Notes to Financial Statements (Continued)
First Trust Multi-Manager Large Growth ETF (MMLG)
February 28, 2026 (Unaudited)
C. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
There were no distributions paid during the fiscal year ended August 31, 2025.
As of August 31, 2025, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$(217,961)
Accumulated capital and other gain (loss)	(18,354,872)
Net unrealized appreciation (depreciation)	18,449,545
D. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2022, 2023, 2024, and 2025 remain open to federal and state audit. As of February 28, 2026, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2025, for federal income tax purposes, the Fund had $18,354,872 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended August 31, 2025, the Fund incurred and elected to defer net late year ordinary or capital losses as follows:

Qualified Late Year Losses
Ordinary Losses	Capital Losses
$217,961	$—

Notes to Financial Statements (Continued)
First Trust Multi-Manager Large Growth ETF (MMLG)
February 28, 2026 (Unaudited)
As of February 28, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$67,750,601	$17,805,838	$(2,827,904)	$14,977,934
E. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
F. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the securities in the Fund’s portfolio, selecting and overseeing the investment sub-advisors, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the Fund’s portfolio based on recommendations provided by the Sub-Advisors (defined below) and is responsible for the expenses of the Fund including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by the Fund. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%
Fund net assets greater than $10 billion up to and including $15 billion	0.76500%
Fund net assets greater than $15 billion	0.72250%
The Fund utilizes a multi-manager structure. The Trust, on behalf of the Fund, and First Trust have retained Wellington Management Company LLP (“Wellington”) and Sands Capital Management, LLC (“Sands Capital”) (each, a “Sub-Advisor” and together, “Sub-Advisors”), to serve as non-discretionary investment sub-advisors to the Fund pursuant to sub-advisory agreements (the “Sub-Advisory Agreements”). In this capacity, Wellington and Sands Capital are each responsible for providing recommendations to First Trust regarding the selection and allocation of the securities in the portion of the Fund’s portfolio they have been allocated by First Trust. Pursuant to the Sub-Advisory Agreements, First Trust has agreed to pay for the services and facilities provided by the Sub-Advisors through sub-advisory fees equal in the aggregate to an annual rate of 0.30% of the average daily net assets of the Fund (i.e.,

Notes to Financial Statements (Continued)
First Trust Multi-Manager Large Growth ETF (MMLG)
February 28, 2026 (Unaudited)
for each sub-advisor, 0.30% of the average daily net assets of the portion of the Fund’s assets allocated to that sub-advisor). Each Sub-Advisor’s fees are paid by First Trust out of First Trust’s management fee.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation, prior to January 1, 2026, allocated pro rata among each fund in the First Trust Fund Complex based on net assets, and effective January 1, 2026, allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended February 28, 2026, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $23,647,608 and $23,824,191, respectively.
For the six months ended February 28, 2026, the cost of in-kind purchases and proceeds from in-kind sales were $12,438,539 and $5,220,566, respectively.
5. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized

Notes to Financial Statements (Continued)
First Trust Multi-Manager Large Growth ETF (MMLG)
February 28, 2026 (Unaudited)
Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2026.
7. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there was the following subsequent event:
At a meeting held on March 9, 2026, the Board of Trustees for MMLG approved a change in the Fund’s name and investment policy. This change is expected to occur on or around June 5, 2026. The Fund’s name will change to “First Trust Active Factor Large Cap Growth ETF,” and the Fund’s ticker will change to “AFGR.”
In connection with the changes described above, the Fund’s principal investment strategies will be revised such that the Fund will no longer utilize a multi-manager structure to provide exposure to the large capitalization growth segment of the equity market through the blending of multiple sub-advisor portfolio management teams. The Fund will instead be managed by First Trust, the Fund’s investment advisor, and will primarily rely on a multi-factor quantitative methodology with active risk management to construct a portfolio of U.S.-listed equity securities issued by large capitalization growth companies exhibiting exposures to one or more investing factors, including: momentum, quality and growth. Pursuant to this new strategy, under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities issued by large capitalization growth companies. Further, the Fund’s annual unitary management fee will be reduced to 0.65% of the Fund’s average daily net assets, and the Fund will no longer have sub-advisors.

Other Information
First Trust Multi-Manager Large Growth ETF (MMLG)
February 28, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended February 28, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the six months ended February 28, 2026.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended February 28, 2026

First Trust Exchange-Traded Fund VIII

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Driehaus Capital Management LLC
Stephens Investment Management Group, LLC

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Semi-Annual Financial Statements and Other Information
February 28, 2026
Performance and Risk Disclosure
There is no assurance that First Trust Multi-Manager Small Cap Opportunities ETF (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.0%
	Aerospace & Defense — 9.1%
1,050	AeroVironment, Inc. (a)	$264,863
248	Axon Enterprise, Inc. (a)	134,515
1,450	BWX Technologies, Inc.	298,671
873	Carpenter Technology Corp.	347,515
562	Curtiss-Wright Corp.	393,586
2,419	Embraer S.A., ADR	174,700
1,361	FTAI Aviation Ltd.	416,194
4,321	Karman Holdings, Inc. (a)	380,723
3,716	Kratos Defense & Security Solutions, Inc. (a)	320,245
7,920	Leonardo DRS, Inc.	343,649
5,362	Park Aerospace Corp.	141,664
1,641	TAT Technologies Ltd. (a)	90,862
3,215	VSE Corp.	730,030
5,000	York Space Systems, Inc. (a)	128,000
		4,165,217
	Air Freight & Logistics — 0.4%
4,160	Hub Group, Inc., Class A	179,171
	Automobile Components — 0.5%
4,687	Garrett Motion, Inc.	95,427
1,143	Patrick Industries, Inc.	141,492
		236,919
	Automobiles — 0.3%
1,489	Thor Industries, Inc.	143,138
	Banks — 0.7%
2,392	BankUnited, Inc.	111,706
2,913	Customers Bancorp, Inc. (a)	196,453
		308,159
	Biotechnology — 11.0%
3,029	Alkermes PLC (a)	91,173
3,904	Apogee Therapeutics, Inc. (a)	273,280
4,595	Arcutis Biotherapeutics, Inc. (a)	123,927
3,743	Arrowhead Pharmaceuticals, Inc. (a)	236,820
3,232	Bridgebio Pharma, Inc. (a)	214,863
3,484	CG Oncology, Inc. (a)	204,859
6,889	Exelixis, Inc. (a)	303,529
4,408	Halozyme Therapeutics, Inc. (a)	306,488
6,823	Immunome, Inc. (a)	149,151
3,091	Kymera Therapeutics, Inc. (a)	282,363
424	Madrigal Pharmaceuticals, Inc. (a)	183,168
754	Natera, Inc. (a)	156,862
1,260	Nuvalent, Inc., Class A (a)	128,457
1,499	Praxis Precision Medicines, Inc. (a)	504,788
2,063	Protagonist Therapeutics, Inc. (a)	189,961
Shares	Description	Value

	Biotechnology (Continued)
2,901	PTC Therapeutics, Inc. (a)	$197,819
2,501	Rhythm Pharmaceuticals, Inc. (a)	231,918
4,630	Scholar Rock Holding Corp. (a)	204,970
5,493	Spyre Therapeutics, Inc. (a)	236,254
11,032	Travere Therapeutics, Inc. (a)	328,643
2,237	Twist Bioscience Corp. (a)	104,960
2,403	Veracyte, Inc. (a)	87,926
6,185	Xenon Pharmaceuticals, Inc. (a)	267,378
		5,009,557
	Broadline Retail — 0.9%
3,473	Global-e Online Ltd. (a)	121,451
2,767	Ollie’s Bargain Outlet Holdings, Inc. (a)	296,346
		417,797
	Building Products — 1.5%
2,252	AAON, Inc.	227,902
1,337	Griffon Corp.	113,966
999	Modine Manufacturing Co. (a)	227,023
2,325	Zurn Elkay Water Solutions Corp.	118,529
		687,420
	Capital Markets — 2.1%
3,626	Bullish (a)	113,820
1,388	Piper Sandler Cos.	410,223
1,168	StoneX Group, Inc. (a)	148,920
6,584	Virtu Financial, Inc., Class A	272,644
		945,607
	Chemicals — 0.5%
1,240	Balchem Corp.	224,973
	Commercial Services & Supplies — 0.6%
8,912	Montrose Environmental Group, Inc. (a)	260,409
	Communications Equipment — 1.7%
1,192	Applied Optoelectronics, Inc. (a)	100,402
763	Ciena Corp. (a)	266,058
578	Lumentum Holdings, Inc. (a)	405,126
		771,586
	Construction & Engineering — 3.1%
2,223	Construction Partners, Inc., Class A (a)	298,705
525	Dycom Industries, Inc. (a)	220,510
1,320	Everus Construction Group, Inc. (a)	159,548
3,499	Legence Corp., Class A (a)	203,117
534	MYR Group, Inc. (a)	144,159
See Notes to Financial Statements

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Construction & Engineering (Continued)
3,242	Solv Energy, Inc., Class A (a)	$102,188
647	Sterling Infrastructure, Inc. (a)	277,000
		1,405,227
	Construction Materials — 0.3%
5,687	James Hardie Industries PLC (a)	138,478
	Consumer Finance — 3.3%
6,202	Encore Capital Group, Inc. (a)	423,534
17,843	EZCORP, Inc., Class A (a)	473,375
2,443	FirstCash Holdings, Inc.	470,986
8,582	LendingClub Corp. (a)	127,958
		1,495,853
	Diversified Consumer Services — 0.3%
1,889	Bright Horizons Family Solutions, Inc. (a)	140,768
	Electrical Equipment — 4.7%
3,435	American Superconductor Corp. (a)	111,912
14,160	Amprius Technologies, Inc. (a)	151,937
4,085	Bloom Energy Corp., Class A (a)	635,912
30,712	Eos Energy Enterprises, Inc. (a)	174,905
3,563	Forgent Power Solutions, Inc. (a)	122,532
553	Generac Holdings, Inc. (a)	124,630
2,675	Nextpower, Inc., Class A (a)	281,142
782	Powell Industries, Inc.	409,455
725	Vicor Corp. (a)	146,015
		2,158,440
	Electronic Equipment, Instruments & Components — 4.6%
2,939	Cognex Corp.	159,882
1,105	Coherent Corp. (a)	286,118
1,208	Fabrinet (a)	659,121
11,097	Mirion Technologies, Inc. (a)	239,806
10,697	nLight, Inc. (a)	601,064
451	OSI Systems, Inc. (a)	128,625
		2,074,616
	Energy Equipment & Services — 2.6%
4,256	Archrock, Inc.	150,364
6,701	Solaris Energy Infrastructure, Inc.	332,571
6,514	TechnipFMC PLC	431,943
2,513	Weatherford International PLC	265,021
		1,179,899
	Financial Services — 0.2%
2,576	Toast, Inc., Class A (a)	70,351
Shares	Description	Value

	Ground Transportation — 1.0%
2,979	Knight-Swift Transportation Holdings, Inc.	$187,439
682	Saia, Inc. (a)	276,476
		463,915
	Health Care Equipment & Supplies — 2.4%
2,863	Axogen, Inc. (a)	90,843
1,397	Glaukos Corp. (a)	168,199
2,366	Globus Medical, Inc., Class A (a)	225,858
114	Insulet Corp. (a)	28,114
2,791	iRhythm Holdings, Inc. (a)	373,296
1,379	TransMedics Group, Inc. (a)	200,313
		1,086,623
	Health Care Providers & Services — 1.1%
3,796	Guardant Health, Inc. (a)	356,445
2,023	HealthEquity, Inc. (a)	154,739
		511,184
	Hotels, Restaurants & Leisure — 2.4%
841	Brinker International, Inc. (a)	124,636
17,977	First Watch Restaurant Group, Inc. (a)	223,993
29,751	Genius Sports Ltd. (a)	184,754
9,523	Sportradar Group AG, Class A (a)	173,890
3,221	Travel + Leisure Co.	237,388
496	Wingstop, Inc.	128,717
		1,073,378
	Household Durables — 1.0%
1,361	Installed Building Products, Inc.	446,081
	Independent Power and Renewable Electricity Producers — 0.2%
998	Ormat Technologies, Inc.	103,493
	Insurance — 1.6%
439	Kinsale Capital Group, Inc.	171,065
2,576	Palomar Holdings, Inc. (a)	318,677
6,355	Ryan Specialty Holdings, Inc.	250,069
		739,811
	Leisure Products — 0.4%
2,187	BRP, Inc.	160,384
	Life Sciences Tools & Services — 2.5%
3,740	Azenta, Inc. (a)	100,905
7,653	BioLife Solutions, Inc. (a)	185,203
3,092	Bio-Techne Corp.	182,428
1,679	ICON PLC (a)	181,567
See Notes to Financial Statements

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Life Sciences Tools & Services (Continued)
477	Medpace Holdings, Inc. (a)	$215,489
46	OmniAb, Inc. - 12.5 Earnout Shares (a) (b) (c) (d) (e)	0
46	OmniAb, Inc. - 15 Earnout Shares (a) (b) (c) (d) (e)	0
2,004	Repligen Corp. (a)	257,975
		1,123,567
	Machinery — 5.2%
5,260	Alliance Laundry Holdings, Inc. (a)	117,982
989	Crane Co.	198,324
710	ESCO Technologies, Inc.	196,876
1,298	Federal Signal Corp.	151,126
2,557	Flowserve Corp.	226,346
1,092	JBT Marel Corp.	168,168
8,435	Kornit Digital Ltd. (a)	128,971
1,164	Lindsay Corp.	156,791
859	RBC Bearings, Inc. (a)	494,715
1,634	SPX Technologies, Inc. (a)	370,820
2,458	Terex Corp.	169,086
		2,379,205
	Metals & Mining — 1.2%
5,160	Hudbay Minerals, Inc.	146,183
2,562	MP Materials Corp. (a)	150,825
3,955	Pan American Silver Corp.	271,708
		568,716
	Oil, Gas & Consumable Fuels — 3.0%
3,187	Antero Resources Corp. (a)	117,313
2,349	Cameco Corp.	278,122
611	Gulfport Energy Corp. (a)	127,491
8,034	Magnolia Oil & Gas Corp., Class A	223,506
22,638	Uranium Energy Corp. (a)	347,041
5,439	Viper Energy, Inc., Class A	253,131
		1,346,604
	Pharmaceuticals — 5.7%
1,089	Axsome Therapeutics, Inc. (a)	178,476
10,650	Crinetics Pharmaceuticals, Inc. (a)	437,715
9,134	Definium Therapeutics, Inc. (a)	159,388
8,912	Edgewise Therapeutics, Inc. (a)	271,281
3,874	Indivior Pharmaceuticals, Inc. (a)	126,757
1,851	Ligand Pharmaceuticals, Inc. (a)	367,072
7,424	Septerna, Inc. (a)	215,445
2,441	Structure Therapeutics, Inc., ADR (a)	153,734
5,153	Supernus Pharmaceuticals, Inc. (a)	282,024
Shares	Description	Value

	Pharmaceuticals (Continued)
2,860	Tarsus Pharmaceuticals, Inc. (a)	$215,987
13,476	WaVe Life Sciences Ltd. (a)	187,721
		2,595,600
	Professional Services — 1.8%
3,072	Maximus, Inc.	232,274
17,522	Planet Labs PBC (a)	422,981
2,101	UL Solutions, Inc., Class A	176,421
		831,676
	Real Estate Management & Development — 0.3%
11,859	Compass, Inc., Class A (a)	115,625
	Semiconductors & Semiconductor Equipment — 8.6%
1,698	Ambarella, Inc. (a)	102,457
2,086	Camtek Ltd. (a)	349,175
1,622	Credo Technology Group Holding Ltd. (a)	182,102
1,975	Impinj, Inc. (a)	242,253
2,519	Lattice Semiconductor Corp. (a)	240,867
3,164	MACOM Technology Solutions Holdings, Inc. (a)	785,052
851	Onto Innovation, Inc. (a)	183,722
2,843	Power Integrations, Inc.	136,237
4,465	Rambus, Inc. (a)	444,982
2,327	Semtech Corp. (a)	209,942
1,069	Silicon Laboratories, Inc. (a)	218,643
1,374	Silicon Motion Technology Corp., ADR	177,562
1,154	SiTime Corp. (a)	459,153
901	Tower Semiconductor Ltd. (a)	112,508
1,448	Ultra Clean Holdings, Inc. (a)	87,865
		3,932,520
	Software — 5.4%
1,966	Agilysys, Inc. (a)	141,886
5,324	Braze, Inc., Class A (a)	101,103
6,730	Cipher Digital, Inc. (a)	104,988
2,710	Descartes Systems Group (The), Inc. (a)	179,537
1,011	Guidewire Software, Inc. (a)	146,919
1,118	InterDigital, Inc.	409,781
2,901	JFrog Ltd. (a)	116,475
1,317	Manhattan Associates, Inc. (a)	178,361
9,523	Netskope, Inc., Class A (a)	102,848
5,134	PAR Technology Corp. (a)	84,146
2,882	Rubrik, Inc., Class A (a)	149,749
8,397	SentinelOne, Inc., Class A (a)	110,169
4,294	Tenable Holdings, Inc. (a)	82,574
9,360	Terawulf, Inc. (a)	151,819
7,672	Varonis Systems, Inc. (a)	177,223
See Notes to Financial Statements

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
4,275	Via Transportation, Inc., Class A (a)	$73,444
9,484	Zeta Global Holdings Corp., Class A (a)	160,754
		2,471,776
	Specialty Retail — 3.6%
5,477	Academy Sports & Outdoors, Inc.	329,332
2,173	Boot Barn Holdings, Inc. (a)	411,175
1,698	Five Below, Inc. (a)	379,554
8,847	National Vision Holdings, Inc. (a)	238,604
6,717	RealReal (The), Inc. (a)	82,350
2,557	Revolve Group, Inc. (a)	64,334
2,288	Victoria’s Secret & Co. (a)	143,458
		1,648,807
	Technology Hardware, Storage & Peripherals — 0.3%
2,118	Pure Storage, Inc., Class A (a)	136,018
	Tobacco — 0.7%
2,364	Turning Point Brands, Inc.	323,844
	Trading Companies & Distributors — 2.2%
3,823	EquipmentShare.com, Inc., Class A (a)	110,943
2,693	SiteOne Landscape Supply, Inc. (a)	384,803
8,683	Titan Machinery, Inc. (a)	169,232
8,317	Xometry, Inc., Class A (a)	341,122
		1,006,100
	Total Common Stocks	45,078,512
	(Cost $36,633,706)
MONEY MARKET FUNDS — 1.0%
467,610	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.54% (f)	467,610
	(Cost $467,610)

	Total Investments — 100.0%	45,546,122
	(Cost $37,101,316)
	Net Other Assets and Liabilities — (0.0)%	(22,676)
	Net Assets — 100.0%	$45,523,446

(a)	Non-income producing security.
(b)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P. (the “Advisor”).
(c)	Restricted security as to resale, excluding Rule 144A securities (see Note 2D - Restricted Securities in the Notes to Financial Statements).
(d)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At February 28, 2026, securities
noted as such are valued at $0 or 0.0% of net assets.

(e)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(f)	Rate shown reflects yield as of February 28, 2026.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Life Sciences Tools & Services	$1,123,567	$1,123,567	$—	$— **
Other Industry Categories*	43,954,945	43,954,945	—	—
Money Market Funds	467,610	467,610	—	—
Total Investments	$45,546,122	$45,546,122	$—	$— **

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Statement of Assets and Liabilities
February 28, 2026 (Unaudited)

ASSETS:
Investments, at value	$45,546,122
Dividends receivable	8,965
Total Assets	45,555,087

LIABILITIES:
Investment advisory fees payable	31,641
Total Liabilities	31,641
NET ASSETS	$45,523,446

NET ASSETS consist of:
Paid-in capital	$38,269,596
Par value	18,000
Accumulated distributable earnings (loss)	7,235,850
NET ASSETS	$45,523,446
NET ASSET VALUE, per share	$25.29
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	1,800,002
Investments, at cost	$37,101,316
See Notes to Financial Statements

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Statement of Operations
For the Six Months Ended February 28, 2026 (Unaudited)

INVESTMENT INCOME:
Dividends	$41,442
Foreign withholding tax	(196)
Total investment income	41,246

EXPENSES:
Investment advisory fees	162,725
Other expenses	1,903
Total expenses	164,628
NET INVESTMENT INCOME (LOSS)	(123,382)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	1,101,815
Foreign currency transactions	(3)
Net realized gain (loss)	1,101,812
Net change in unrealized appreciation (depreciation) on investments	3,529,152
NET REALIZED AND UNREALIZED GAIN (LOSS)	4,630,964
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,507,582
See Notes to Financial Statements

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Statements of Changes in Net Assets

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025
OPERATIONS:
Net investment income (loss)	$(123,382)	$(155,700)
Net realized gain (loss)	1,101,812	446,869
Net change in unrealized appreciation (depreciation)	3,529,152	2,019,718
Net increase (decrease) in net assets resulting from operations	4,507,582	2,310,887

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	—	(102,481)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	14,491,062	8,190,343
Cost of shares redeemed	—	(5,051,733)
Net increase (decrease) in net assets resulting from shareholder transactions	14,491,062	3,138,610
Total increase (decrease) in net assets	18,998,644	5,347,016

NET ASSETS:
Beginning of period	26,524,802	21,177,786
End of period	$45,523,446	$26,524,802

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,200,002	1,050,002
Shares sold	600,000	400,000
Shares redeemed	—	(250,000)
Shares outstanding, end of period	1,800,002	1,200,002
See Notes to Financial Statements

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,			Period Ended 8/31/2022 (a)
		2025	2024	2023
Net asset value, beginning of period	$22.10	$20.17	$16.39	$15.17	$20.19
Income from investment operations:
Net investment income (loss)	(0.09) (b)	(0.13) (b)	(0.09) (b)	(0.08) (b)	(0.08)
Net realized and unrealized gain (loss)	3.28	2.15	3.87	1.30	(4.94)
Total from investment operations	3.19	2.02	3.78	1.22	(5.02)
Distributions paid to shareholders from:
Net investment income	—	(0.09)	—	—	—
Net asset value, end of period	$25.29	$22.10	$20.17	$16.39	$15.17
Total return (c)	14.43%	10.02%	23.06%	8.04%	(24.86)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$45,523	$26,525	$21,178	$7,374	$1,517
Ratio of total expenses to average net assets	0.96% (d) (e)	0.95%	0.95%	0.95%	0.95% (d)
Ratio of net investment income (loss) to average net assets	(0.72)% (d)	(0.64)%	(0.47)%	(0.54)%	(0.55)% (d)
Portfolio turnover rate (f)	47%	84%	86%	79%	74%

(a)	Inception date is October 13, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.95%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
February 28, 2026 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund VIII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the First Trust Multi-Manager Small Cap Opportunities ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker “MMSC” on NYSE Arca, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The Fund seeks to provide long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowing for investment purposes) in equity securities issued by small capitalization companies. The Fund considers small capitalization companies to be those companies with market capitalizations, at the time of investment, within the market capitalization range of the companies comprising the Russell 2000® Growth Index (as of the index’s most recent reconstitution). The Fund’s portfolio is principally composed of common stocks issued by companies domiciled in the United States and common stocks issued by non-U.S. companies that are principally traded in the United States. The Fund utilizes a multi-manager approach to provide exposure to the small capitalization growth segment of the equity market through the blending of multiple portfolio management teams. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Shares of open-end funds are valued based on NAV per share.

Notes to Financial Statements (Continued)
First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
February 28, 2026 (Unaudited)
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of February 28, 2026, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
C. Foreign Currency
The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of

Notes to Financial Statements (Continued)
First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
February 28, 2026 (Unaudited)
income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statement of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statement of Operations.
D. Restricted Securities
As of February 28, 2026, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees.

Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
OmniAb, Inc. - 12.5 Earnout Shares	11/02/22	46	$0.00	$0	$0	0.00%
OmniAb, Inc. - 15 Earnout Shares	11/02/22	46	0.00	0	0	0.00
				$0	$0	0.00%
E. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal year ended August 31, 2025 was as follows:

Distributions paid from:
Ordinary income	$102,481
Capital gains	—
Return of capital	—
As of August 31, 2025, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	(1,702,454)
Net unrealized appreciation (depreciation)	4,430,722
F. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable period ended 2022 and taxable years ended 2023,

Notes to Financial Statements (Continued)
First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
February 28, 2026 (Unaudited)
2024, and 2025 remain open to federal and state audit. As of February 28, 2026, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2025, for federal income tax purposes, the Fund had $1,702,454 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended August 31, 2025, the Fund had no net late year ordinary or capital losses.
As of February 28, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$37,101,316	$10,705,231	$(2,260,425)	$8,444,806
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
H. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the securities in the Fund’s portfolio, selecting and overseeing the investment sub-advisors, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the Fund’s portfolio based on recommendations provided by the Sub-Advisors (defined below) and is responsible for the expenses of the Fund including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by the Fund. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Notes to Financial Statements (Continued)
First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
February 28, 2026 (Unaudited)
Breakpoints
Fund net assets up to and including $2.5 billion	0.95000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.92625%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.90250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.87875%
Fund net assets greater than $10 billion up to and including $15 billion	0.85500%
Fund net assets greater than $15 billion	0.80750%
The Fund utilizes a multi-manager structure. The Trust, on behalf of the Fund, and First Trust have retained Driehaus Capital Management LLC (“DCM”) and Stephens Investment Management Group, LLC (“SIMG”) (each, a “Sub-Advisor” and together, “Sub-Advisors”), to serve as non-discretionary investment sub-advisors to the Fund pursuant to sub-advisory agreements (the “Sub-Advisory Agreements”). In this capacity, DCM and SIMG are each responsible for providing recommendations to First Trust regarding the selection and allocation of the securities in the portion of the Fund’s portfolio they have been allocated by First Trust. Pursuant to the Sub-Advisory Agreements, First Trust has agreed to pay for the services and facilities provided by the Sub-Advisors through sub-advisory fees equal in the aggregate to an annual rate of 0.35% of the average daily net assets of the Fund (i.e., for each sub-advisor, 0.35% of the average daily net assets of the portion of the Fund’s assets allocated to that sub-advisor). Each Sub-Advisor’s fees are paid by First Trust out of First Trust’s management fee.
Changes to the ownership structure of SIMG, which occurred on December 31, 2025, operated as an “assignment” of the Fund’s prior investment sub-advisory agreement with SIMG under the 1940 Act. As a result, the prior investment sub-advisory agreement terminated pursuant to its terms and the requirements of the 1940 Act. In anticipation of such termination, on April 22, 2025, the Board approved a new investment sub-advisory agreement with SIMG to take effect upon the termination of the prior investment sub-advisory agreement to provide for SIMG’s continuous service as an investment sub-advisor to the Fund. The Board’s approval of the new investment sub-advisory agreement with SIMG was given pursuant to the Advisor’s reliance on an exemptive order issued by the SEC to the Advisor and the Trust and certain no-action assurances issued by the SEC staff that permit the Advisor, subject to approval by the Board, to enter into new sub-advisory agreements for the Fund without obtaining shareholder approval.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation, prior to January 1, 2026, allocated pro rata among each fund in the First Trust Fund Complex based on net assets, and effective January 1, 2026, allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended February 28, 2026, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $16,158,344 and $16,476,437, respectively.
For the six months ended February 28, 2026, the cost of in-kind purchases and proceeds from in-kind sales were $14,361,256 and $0, respectively.
5. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements

Notes to Financial Statements (Continued)
First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
February 28, 2026 (Unaudited)
with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2026.
7. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
February 28, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended February 28, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the six months ended February 28, 2026.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended February 28, 2026

First Trust Exchange-Traded Fund VIII

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
First Trust Smith Unconstrained Bond ETF (UCON)

First Trust Exchange-Traded Fund VIII
Semi-Annual Financial Statements and Other Information
February 28, 2026
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund VIII (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments
February 28, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES — 43.3%
	Advertising — 0.1%
$2,190,000	Omnicom Group, Inc. (a)	5.30%	06/02/36	$2,174,718
	Aerospace/Defense — 4.6%
15,935,000	Boeing (The) Co.	6.53%	05/01/34	17,871,548
2,030,000	Boeing (The) Co.	5.81%	05/01/50	2,039,507
30,930,000	Boeing (The) Co.	7.01%	05/01/64	35,888,918
6,324,000	General Dynamics Corp.	4.95%	08/15/35	6,543,237
8,518,000	General Electric Co.	4.90%	01/29/36	8,740,768
3,663,000	Howmet Aerospace, Inc. (a)	4.75%	04/15/36	3,675,878
16,960,000	L3Harris Technologies, Inc.	5.35%	06/01/34	17,703,474
13,027,000	Lockheed Martin Corp.	5.00%	08/15/35	13,468,052
21,245,000	Northrop Grumman Corp.	5.25%	07/15/35	22,247,033
22,711,000	RTX Corp.	6.10%	03/15/34	25,118,065
5,000,000	TransDigm, Inc. (b)	6.75%	08/15/28	5,095,275
1,934,000	TransDigm, Inc. (b)	6.00%	01/15/33	1,969,651
				160,361,406
	Airlines — 1.1%
12,216,000	Southwest Airlines Co.	5.25%	11/15/35	12,121,149
8,583,000	United Airlines Holdings, Inc.	4.88%	03/01/29	8,666,368
8,570,000	United Airlines Holdings, Inc.	5.38%	03/01/31	8,748,338
8,700,000	United Airlines, Inc. (b)	4.63%	04/15/29	8,699,219
				38,235,074
	Apparel — 0.5%
20,534,000	VF Corp.	2.95%	04/23/30	18,868,140
	Auto Manufacturers — 2.4%
1,778,000	Allison Transmission, Inc. (b)	5.88%	12/01/33	1,816,697
10,000,000	Ford Motor Credit Co. LLC	6.80%	05/12/28	10,462,576
28,021,000	Ford Motor Credit Co. LLC	6.50%	02/07/35	29,388,544
6,650,000	General Motors Co.	5.63%	04/15/30	6,980,734
15,955,000	General Motors Co.	6.25%	04/15/35	17,148,014
8,510,000	General Motors Financial Co., Inc.	5.45%	01/08/36	8,661,125
8,555,000	Hyundai Capital America (b)	4.55%	01/08/31	8,636,541
				83,094,231
	Auto Parts & Equipment — 0.2%
4,358,000	Goodyear Tire & Rubber (The) Co.	6.63%	07/15/30	4,455,641
2,730,000	Goodyear Tire & Rubber (The) Co.	5.63%	04/30/33	2,600,278
				7,055,919
	Banks — 8.5%
2,000,000	Bank of America Corp. (c)	2.59%	04/29/31	1,880,869
5,265,000	Bank of America Corp. (c)	1.92%	10/24/31	4,751,738
2,594,000	Bank of America Corp. (c)	4.46%	02/06/32	2,613,989
1,800,000	Bank of America Corp. (c)	5.29%	04/25/34	1,868,674
920,000	Bank of America Corp. (c)	5.51%	01/24/36	965,964
2,594,000	Bank of America Corp. (c)	5.05%	02/06/37	2,632,495
8,578,000	Fifth Third Bancorp (c)	4.57%	04/29/32	8,630,790
3,727,000	Fifth Third Bancorp (c)	5.14%	01/29/37	3,739,923
5,490,000	First Citizens BancShares, Inc. (c)	5.23%	03/12/31	5,592,438
23,040,000	First Citizens BancShares, Inc. (c)	6.25%	03/12/40	23,473,451
1,790,000	Goldman Sachs Bank USA (c)	5.28%	03/18/27	1,791,027
860,000	Goldman Sachs Group (The), Inc. (c)	1.43%	03/09/27	859,478
See Notes to Financial Statements

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$18,965,000	Goldman Sachs Group (The), Inc. (c)	1.54%	09/10/27	$18,717,795
1,785,000	Goldman Sachs Group (The), Inc. (c)	5.22%	04/23/31	1,848,190
8,360,000	Goldman Sachs Group (The), Inc. (c)	5.33%	07/23/35	8,632,405
8,020,000	Goldman Sachs Group (The), Inc. (c)	5.02%	10/23/35	8,105,955
8,554,000	Goldman Sachs Group (The), Inc. (c)	5.07%	01/21/37	8,617,489
8,656,000	Goldman Sachs Group (The), Inc. (c)	5.39%	02/02/41	8,594,006
1,944,000	Huntington Bancshares, Inc. (c)	5.61%	01/28/41	1,954,142
1,765,000	JPMorgan Chase & Co. (c)	5.57%	04/22/28	1,796,894
2,625,000	JPMorgan Chase & Co. (c)	4.01%	04/23/29	2,625,123
1,445,000	JPMorgan Chase & Co. (c)	2.07%	06/01/29	1,386,180
1,855,000	JPMorgan Chase & Co. (c)	1.95%	02/04/32	1,665,298
2,260,000	JPMorgan Chase & Co. (c)	2.55%	11/08/32	2,059,101
1,800,000	JPMorgan Chase & Co. (c)	5.34%	01/23/35	1,876,658
2,045,000	JPMorgan Chase & Co. (c)	4.95%	10/22/35	2,077,592
1,300,000	JPMorgan Chase & Co. (c)	5.50%	01/24/36	1,367,883
4,011,000	JPMorgan Chase & Co. (c)	5.58%	07/23/36	4,172,948
5,776,000	JPMorgan Chase & Co. (c)	4.81%	10/22/36	5,767,274
5,563,000	JPMorgan Chase & Co. (c)	4.90%	01/22/37	5,598,503
8,580,000	JPMorgan Chase & Co. (c)	5.19%	02/05/37	8,670,742
610,000	Morgan Stanley (c)	1.51%	07/20/27	604,389
6,500,000	Morgan Stanley (c)	1.93%	04/28/32	5,770,812
3,340,000	Morgan Stanley (c)	6.63%	11/01/34	3,753,393
5,567,000	Morgan Stanley (c)	5.07%	01/30/37	5,616,625
8,472,000	Morgan Stanley (c)	5.30%	04/20/37	8,681,647
9,705,000	Morgan Stanley (c)	5.31%	01/18/41	9,659,356
8,415,000	Morgan Stanley, Series I (c)	4.89%	10/22/36	8,374,996
8,430,000	Morgan Stanley Private Bank N.A. (c)	4.47%	11/19/31	8,483,673
14,866,000	Pinnacle Financial Partners, Inc. (c)	6.17%	11/01/30	15,592,769
2,365,000	PNC Financial Services Group (The), Inc. (c)	6.88%	10/20/34	2,693,472
8,515,000	PNC Financial Services Group (The), Inc. (c)	5.42%	01/25/41	8,611,599
4,996,000	Regions Financial Corp. (c)	5.50%	09/06/35	5,181,111
4,289,000	Royal Bank of Canada (c)	6.50%	11/24/85	4,287,377
1,865,000	US Bancorp (c)	4.48%	01/26/32	1,886,071
2,925,000	US Bancorp (c)	4.84%	02/01/34	2,968,981
1,119,000	US Bancorp (c)	5.03%	01/26/37	1,131,472
6,415,000	Wells Fargo & Co. (c)	5.24%	01/24/31	6,656,532
8,165,000	Wells Fargo & Co. (c)	5.39%	04/24/34	8,511,302
14,461,000	Wells Fargo & Co. (c)	5.61%	04/23/36	15,214,508
3,895,000	Wells Fargo & Co. (c)	4.89%	09/15/36	3,907,801
8,568,000	Wells Fargo & Co. (c)	4.96%	01/23/37	8,603,914
5,190,000	Wells Fargo & Co. (c)	5.43%	01/23/47	5,141,322
				295,668,136
	Biotechnology — 0.2%
6,901,000	BioMarin Pharmaceutical, Inc. (b)	5.50%	02/15/34	6,966,713
	Chemicals — 0.5%
8,224,000	Celanese US Holdings LLC	7.00%	02/15/31	8,475,457
6,500,000	Eastman Chemical Co.	4.50%	02/20/31	6,501,660
3,918,000	Ecolab, Inc.	5.00%	09/01/35	4,047,139
				19,024,256
See Notes to Financial Statements

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Commercial Services — 0.7%
$8,671,000	Global Payments, Inc.	4.88%	11/15/30	$8,664,219
7,630,000	Global Payments, Inc.	5.55%	11/15/35	7,593,439
8,500,000	Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. (b)	6.75%	08/15/32	8,326,833
				24,584,491
	Computers — 0.4%
2,670,000	Leidos, Inc.	2.30%	02/15/31	2,426,634
8,188,000	Leidos, Inc.	5.40%	03/15/32	8,545,039
2,561,000	Leidos, Inc. (a)	5.00%	03/15/36	2,555,995
				13,527,668
	Diversified Financial Services — 2.6%
6,996,000	Affiliated Managers Group, Inc.	5.50%	02/15/36	7,056,585
3,685,000	American Express Co. (c)	5.67%	04/25/36	3,903,881
9,935,000	American Express Co. (c)	4.80%	10/24/36	9,843,235
1,102,000	American Express Co. (c)	5.41%	02/08/41	1,126,519
5,360,000	Charles Schwab (The) Corp., SOFR Compounded Index + 1.05% (d)	4.77%	03/03/27	5,403,109
9,702,000	Citadel Securities Global Holdings LLC (b)	5.50%	06/18/30	9,985,150
9,720,000	Citadel Securities Global Holdings LLC (b)	6.20%	06/18/35	10,289,598
20,810,000	Jane Street Group / JSG Finance, Inc. (b)	7.13%	04/30/31	21,663,445
2,709,000	Jane Street Group / JSG Finance, Inc. (b)	6.13%	11/01/32	2,727,248
8,875,000	Jane Street Group / JSG Finance, Inc. (b)	6.75%	05/01/33	9,114,174
2,726,000	Synchrony Financial (c)	4.95%	02/25/32	2,710,926
8,404,000	Visa, Inc.	4.70%	02/12/36	8,496,811
				92,320,681
	Electric — 0.6%
4,170,000	Constellation Energy Generation LLC	4.40%	01/15/31	4,199,386
7,455,000	Constellation Energy Generation LLC	5.88%	01/15/66	7,447,112
3,270,000	Edison International	4.80%	03/15/31	3,269,193
2,185,000	Oncor Electric Delivery Co. LLC (b)	5.35%	04/01/35	2,280,058
1,363,000	Pacific Gas and Electric Co.	5.20%	05/01/36	1,368,046
732,000	Pacific Gas and Electric Co.	6.00%	05/01/56	723,509
				19,287,304
	Entertainment — 0.9%
7,106,000	Caesars Entertainment, Inc. (b)	4.63%	10/15/29	6,956,861
5,092,000	Discovery Global Holdings, Inc.	4.05%	03/15/29	5,041,691
6,239,000	Discovery Global Holdings, Inc.	4.28%	03/15/32	5,739,880
10,239,000	Discovery Global Holdings, Inc.	5.14%	03/15/52	6,732,142
8,310,000	Vail Resorts, Inc. (b)	5.63%	07/15/30	8,460,951
				32,931,525
	Food — 1.8%
2,752,000	Albertsons Cos., Inc. (b)	5.63%	03/31/32	2,764,512
19,350,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, L.P. / Albertsons LLC (b)	6.50%	02/15/28	19,708,652
1,827,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, L.P. / Albertsons LLC (b)	5.50%	03/31/31	1,841,580
16,750,000	Kroger (The) Co.	5.00%	09/15/34	17,036,778
831,000	Pilgrim’s Pride Corp.	3.50%	03/01/32	780,289
See Notes to Financial Statements

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Food (Continued)
$7,285,000	Pilgrim’s Pride Corp.	6.25%	07/01/33	$7,860,420
12,975,000	Pilgrim’s Pride Corp.	6.88%	05/15/34	14,534,595
				64,526,826
	Healthcare-Products — 2.2%
3,660,000	Abbott Laboratories (a)	4.65%	03/15/36	3,662,560
3,655,000	Abbott Laboratories (a)	5.50%	03/15/56	3,670,239
2,877,000	Insulet Corp. (b)	6.50%	04/01/33	2,994,005
16,369,000	Medline Borrower, L.P. / Medline Co-Issuer, Inc. (b)	6.25%	04/01/29	16,912,811
7,085,000	Solventum Corp.	5.45%	03/13/31	7,433,474
14,380,000	Solventum Corp.	5.60%	03/23/34	15,040,876
10,950,000	Thermo Fisher Scientific, Inc.	4.90%	02/12/36	11,144,130
6,165,000	Thermo Fisher Scientific, Inc.	5.55%	02/12/46	6,289,325
8,435,000	VSP Optical Group, Inc. (b)	5.45%	12/01/35	8,585,378
				75,732,798
	Healthcare-Services — 1.0%
2,943,000	HCA, Inc.	2.38%	07/15/31	2,659,180
7,285,000	HCA, Inc.	5.45%	09/15/34	7,566,618
18,160,000	HCA, Inc.	5.75%	03/01/35	19,230,293
1,911,000	HCA, Inc.	5.70%	11/15/55	1,841,134
5,194,000	HealthEquity, Inc. (b)	4.50%	10/01/29	5,065,540
				36,362,765
	Home Builders — 0.0%
819,000	Taylor Morrison Communities, Inc. (b)	5.13%	08/01/30	826,805
	Household Products/Wares — 0.0%
637,000	Spectrum Brands, Inc. (b)	3.88%	03/15/31	559,799
	Insurance — 0.2%
8,365,000	Brown & Brown, Inc.	5.55%	06/23/35	8,539,860
	Internet — 1.1%
8,389,000	Alphabet, Inc.	4.70%	11/15/35	8,497,568
5,151,000	Alphabet, Inc.	4.80%	02/15/36	5,237,626
1,965,000	Alphabet, Inc.	5.35%	11/15/45	1,974,701
2,807,000	Alphabet, Inc.	5.45%	11/15/55	2,792,155
2,593,000	Alphabet, Inc.	5.65%	02/15/56	2,655,224
4,211,000	Alphabet, Inc.	5.70%	11/15/75	4,211,836
8,445,000	Amazon.com, Inc.	4.65%	11/20/35	8,496,541
4,210,000	Meta Platforms, Inc.	4.88%	11/15/35	4,253,519
				38,119,170
	Lodging — 0.0%
956,000	Station Casinos LLC (b)	4.50%	02/15/28	952,638
	Machinery-Construction & Mining — 0.1%
4,122,000	GE Vernova, Inc.	4.88%	02/04/36	4,175,756
	Machinery-Diversified — 0.2%
5,155,000	Chart Industries, Inc. (b)	7.50%	01/01/30	5,361,519
	Media — 2.0%
8,049,000	CCO Holdings LLC / CCO Holdings Capital Corp. (b)	5.00%	02/01/28	8,036,556
2,670,000	Cox Enterprises, Inc. (b)	7.38%	07/15/27	2,770,546
4,139,000	Discovery Communications LLC	4.13%	05/15/29	4,084,800
5,425,000	Nexstar Media, Inc. (b)	5.63%	07/15/27	5,429,063
See Notes to Financial Statements

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Media (Continued)
$9,440,000	Nexstar Media, Inc. (b)	4.75%	11/01/28	$9,399,369
14,879,000	Paramount Global	4.20%	05/19/32	13,109,560
4,543,000	Paramount Global	4.38%	03/15/43	2,867,675
8,080,000	Paramount Global	4.95%	05/19/50	5,110,778
7,260,000	Sirius XM Radio LLC (b)	5.00%	08/01/27	7,260,184
2,592,000	Walt Disney (The) Co.	4.00%	03/14/31	2,597,981
8,118,000	Walt Disney (The) Co.	4.63%	03/14/36	8,097,624
				68,764,136
	Oil & Gas — 3.1%
8,592,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp. (b)	6.63%	07/15/33	8,921,520
2,903,000	HF Sinclair Corp.	5.00%	02/01/28	2,900,297
4,135,000	Hilcorp Energy I, L.P. / Hilcorp Finance Co. (b)	6.25%	11/01/28	4,166,868
10,687,000	Hilcorp Energy I, L.P. / Hilcorp Finance Co. (b)	7.25%	02/15/35	10,591,640
7,618,000	Matador Resources Co. (a) (b)	6.00%	04/15/34	7,618,332
4,942,000	Occidental Petroleum Corp.	7.88%	09/15/31	5,740,003
8,600,000	Occidental Petroleum Corp.	6.05%	10/01/54	8,565,152
8,140,000	Ovintiv, Inc.	6.50%	08/15/34	8,917,728
3,894,000	Permian Resources Operating LLC (b)	5.88%	07/01/29	3,909,253
4,960,000	Permian Resources Operating LLC (b)	9.88%	07/15/31	5,320,895
9,456,000	Permian Resources Operating LLC (b)	7.00%	01/15/32	9,929,670
6,000,000	Permian Resources Operating LLC (b)	6.25%	02/01/33	6,216,009
2,302,000	Sunoco, L.P. (b)	5.63%	03/15/31	2,322,872
1,360,000	Sunoco, L.P. (a) (b)	5.38%	07/15/31	1,364,876
2,302,000	Sunoco, L.P. (b)	5.88%	03/15/34	2,312,345
1,360,000	Sunoco, L.P. (a) (b)	5.63%	07/15/34	1,361,489
4,476,000	TotalEnergies Capital U.S.A. LLC	4.57%	01/13/33	4,533,134
4,476,000	TotalEnergies Capital U.S.A. LLC	4.86%	01/13/36	4,524,865
8,281,000	Viper Energy Partners LLC	5.70%	08/01/35	8,595,471
				107,812,419
	Pharmaceuticals — 0.4%
1,830,000	AbbVie, Inc. (a)	4.13%	03/15/31	1,836,415
1,830,000	AbbVie, Inc. (a)	4.75%	03/15/36	1,840,301
8,175,000	Amneal Pharmaceuticals LLC (b)	6.88%	08/01/32	8,604,833
				12,281,549
	Pipelines — 1.5%
400,000	Buckeye Partners, L.P. (b)	4.50%	03/01/28	400,585
9,601,000	Buckeye Partners, L.P. (b)	6.88%	07/01/29	9,967,537
7,385,000	Energy Transfer, L.P.	6.20%	04/01/55	7,388,516
3,156,000	Flex Intermediate Holdco LLC (b)	3.36%	06/30/31	2,941,007
7,619,000	Genesis Energy, L.P. / Genesis Energy Finance Corp. (a)	6.75%	03/15/34	7,711,113
8,273,000	Kinetik Holdings, L.P. (b)	6.63%	12/15/28	8,533,145
6,674,000	MPLX, L.P.	6.20%	09/15/55	6,785,554
7,046,000	NuStar Logistics, L.P.	6.38%	10/01/30	7,423,046
1,889,000	Targa Resources Corp.	4.35%	01/15/29	1,904,918
				53,055,421
	Real Estate — 0.6%
9,200,000	CoStar Group, Inc. (b)	2.80%	07/15/30	8,461,344
See Notes to Financial Statements

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Real Estate (Continued)
$8,945,000	Cushman & Wakefield U.S. Borrower LLC (b)	6.75%	05/15/28	$8,976,594
5,300,000	Kennedy-Wilson, Inc.	5.00%	03/01/31	5,141,267
				22,579,205
	Real Estate Investment Trusts — 0.6%
5,175,000	GLP Capital, L.P. / GLP Financing II, Inc. (a)	5.63%	03/01/36	5,179,917
3,630,000	Iron Mountain, Inc. (b)	5.25%	03/15/28	3,634,462
1,000,000	VICI Properties, L.P. / VICI Note Co., Inc. (b)	3.88%	02/15/29	986,201
10,296,000	VICI Properties, L.P. / VICI Note Co., Inc. (b)	4.13%	08/15/30	10,061,750
				19,862,330
	Retail — 0.4%
9,010,000	Starbucks Corp.	5.40%	05/15/35	9,503,018
4,875,000	Starbucks Corp.	3.35%	03/12/50	3,448,176
				12,951,194
	Semiconductors — 1.3%
6,033,000	Broadcom, Inc.	5.20%	07/15/35	6,237,442
865,000	Foundry JV Holdco LLC (b)	5.50%	01/25/31	903,223
10,900,000	Foundry JV Holdco LLC (b)	6.25%	01/25/35	11,747,690
12,440,000	Foundry JV Holdco LLC (b)	6.10%	01/25/36	13,295,934
12,305,000	Foundry JV Holdco LLC (b)	6.30%	01/25/39	13,325,735
				45,510,024
	Software — 2.3%
8,935,000	Fair Isaac Corp. (b)	6.00%	05/15/33	9,038,701
8,023,000	Fidelity National Information Services, Inc.	2.25%	03/01/31	7,243,040
13,925,000	Fiserv, Inc.	5.25%	08/11/35	13,936,903
5,105,000	Oracle Corp.	5.70%	02/04/36	5,109,776
5,195,000	Oracle Corp.	6.70%	02/04/56	5,041,084
11,817,000	Synopsys, Inc.	4.85%	04/01/30	12,102,691
15,184,000	Synopsys, Inc.	5.15%	04/01/35	15,557,067
5,156,000	VMware LLC	4.70%	05/15/30	5,272,889
6,400,000	VMware LLC	2.20%	08/15/31	5,736,144
				79,038,295
	Telecommunications — 0.6%
915,000	T-Mobile USA, Inc.	3.75%	04/15/27	913,837
5,905,000	T-Mobile USA, Inc.	5.13%	05/15/32	6,135,578
3,625,000	T-Mobile USA, Inc.	4.70%	01/15/35	3,606,582
5,416,000	T-Mobile USA, Inc.	4.95%	11/15/35	5,468,030
3,799,000	Verizon Communications, Inc.	5.00%	01/15/36	3,817,315
				19,941,342
	Transportation — 0.3%
9,283,000	Fedex Freight Holding Co., Inc. (b)	5.25%	03/15/36	9,257,860
	Water — 0.3%
10,820,000	American Water Capital Corp.	5.25%	03/01/35	11,255,070
	Total Corporate Bonds and Notes			1,511,567,043
	(Cost $1,477,512,660)
U.S. GOVERNMENT BONDS AND NOTES — 26.4%
87,440,000	U.S. Treasury Bond	4.88%	08/15/45	90,978,587
117,157,000	U.S. Treasury Bond	4.63%	11/15/45	117,953,302
74,680,000	U.S. Treasury Bond	4.75%	08/15/55	76,068,581
See Notes to Financial Statements

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES (Continued)
$155,115,000	U.S. Treasury Bond	4.63%	11/15/55	$154,884,750
36,725,521	U.S. Treasury Inflation Indexed Bond (e)	1.63%	10/15/29	37,621,262
17,040,000	U.S. Treasury Note	3.50%	01/31/28	17,073,947
88,569,000	U.S. Treasury Note	4.13%	10/31/29	90,639,647
63,422,000	U.S. Treasury Note	4.00%	05/31/30	64,720,169
74,233,000	U.S. Treasury Note	3.75%	01/31/31	74,998,528
106,272,000	U.S. Treasury Note	3.75%	10/31/32	106,587,495
28,321,000	U.S. Treasury Note	4.00%	11/15/35	28,427,204
59,720,000	U.S. Treasury Note	4.13%	02/15/36	60,517,822
	Total U.S. Government Bonds and Notes			920,471,294
	(Cost $903,036,825)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 20.0%
	Collateralized Mortgage Obligations — 1.1%
	Federal Home Loan Mortgage Corporation
286,206	Series 2017-4656, Class EZ	4.00%	02/15/47	279,636
4,448,937	Series 2023-5354, Class AB	6.00%	05/25/49	4,541,860
12,040,211	Series 2024-5473, Class BF, 30 Day Average SOFR + 1.30% (d)	4.97%	11/25/54	12,176,293
	Federal National Mortgage Association
1,200,528	Series 2012-20, Class ZT	3.50%	03/25/42	1,165,116
1,351,823	Series 2012-84, Class VZ	3.50%	08/25/42	1,319,973
126,738	Series 2018-38, Class PA	3.50%	06/25/47	125,578
476,044	Series 2018-43, Class CT	3.00%	06/25/48	430,823
1,397,001	Series 2023-64, Class HA	5.50%	09/25/50	1,423,152
	Government National Mortgage Association
12,960,367	Series 2018-78, Class NZ	3.50%	06/20/48	12,264,805
119,978	Series 2018-115, Class DE	3.50%	08/20/48	113,301
141,334	Series 2018-124, Class NW	3.50%	09/20/48	134,783
3,042,000	Series 2019-1, Class KD	3.50%	01/20/49	2,824,009
245,621	Series 2019-12, Class QA	3.50%	09/20/48	242,902
246,119	Series 2019-119, Class JE	3.00%	09/20/49	224,858
1,146,142	Series 2023-131, Class P	5.50%	06/20/48	1,154,714
745,954	Series 2024-30, Class CF, 30 Day Average SOFR + 1.25% (d)	4.91%	02/20/54	753,641
				39,175,444
	Pass-Through Securities — 18.9%
	Federal Home Loan Mortgage Corporation
1,111,501	Pool G08715	3.00%	08/01/46	1,033,676
253,852	Pool G08726	3.00%	10/01/46	235,855
610,647	Pool G08732	3.00%	11/01/46	567,196
367,999	Pool G08750	3.00%	03/01/47	341,623
222,300	Pool G08788	3.50%	11/01/47	212,695
732,118	Pool G08792	3.50%	12/01/47	699,952
945,303	Pool G60038	3.50%	01/01/44	917,037
250,426	Pool G60080	3.50%	06/01/45	242,621
504,078	Pool G60344	4.00%	12/01/45	501,857
503,358	Pool G60582	3.50%	05/01/46	485,729
472,168	Pool G60658	3.50%	07/01/46	457,860
204,625	Pool G61556	3.50%	08/01/48	196,670
1,461,821	Pool G61748	3.50%	11/01/48	1,408,943
494,621	Pool G67700	3.50%	08/01/46	476,573
4,094,060	Pool G67706	3.50%	12/01/47	3,950,813
See Notes to Financial Statements

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$997,429	Pool G67707	3.50%	01/01/48	$960,525
1,149,477	Pool G67714	4.00%	07/01/48	1,135,272
1,575,928	Pool G67717	4.00%	11/01/48	1,558,668
2,439,361	Pool G67718	4.00%	01/01/49	2,409,236
6,484,685	Pool QA7837	3.50%	03/01/50	6,229,058
17,799,862	Pool QE0521	2.50%	04/01/52	15,482,140
7,856,140	Pool QF0490	5.50%	09/01/52	8,038,970
610,518	Pool QK1634	6.50%	05/01/43	635,212
11,006,946	Pool RA3078	3.00%	07/01/50	10,144,649
6,534,224	Pool RB5345	6.00%	05/01/45	6,713,027
311,894	Pool RE6029	3.00%	02/01/50	281,123
10,013,421	Pool SD0231	3.00%	01/01/50	9,266,242
21,945,317	Pool SD1657	2.50%	02/01/52	19,386,642
14,581,354	Pool SD2206	5.50%	02/01/53	14,891,959
12,861,221	Pool SD2509	5.50%	03/01/53	13,255,894
21,197,434	Pool SD3012	3.00%	05/01/52	19,462,344
2,693,880	Pool SD7511	3.50%	01/01/50	2,579,752
8,298,118	Pool SD7513	3.50%	04/01/50	7,914,291
5,035,283	Pool SD7518	3.00%	06/01/50	4,636,074
22,848,252	Pool SD7553	3.00%	03/01/52	21,013,920
1,720,674	Pool SD8107	2.50%	11/01/50	1,505,680
19,082,784	Pool SD8245	4.50%	09/01/52	18,975,142
12,190,423	Pool SD8266	4.50%	11/01/52	12,106,598
33,458,672	Pool SD8491	5.00%	12/01/54	33,660,412
8,769,110	Pool SL2146	5.50%	08/01/55	8,984,532
9,968,974	Pool TA0176	5.50%	12/01/55	10,180,000
179,104	Pool U90772	3.50%	01/01/43	172,862
222,596	Pool U99114	3.50%	02/01/44	214,835
448,744	Pool ZA4692	3.50%	06/01/46	432,429
221,029	Pool ZM0063	4.00%	08/01/45	219,235
11,040,708	Pool ZM1779	3.00%	09/01/46	10,252,172
2,357,716	Pool ZS4667	3.00%	06/01/46	2,191,885
3,924,179	Pool ZS4688	3.00%	11/01/46	3,640,867
6,202,396	Pool ZS4735	3.50%	09/01/47	5,896,164
446,925	Pool ZS9844	3.50%	07/01/46	430,329
1,171,745	Pool ZT0277	3.50%	10/01/46	1,129,142
546,003	Pool ZT0531	3.50%	04/01/47	526,476
535,934	Pool ZT0536	3.50%	03/01/48	514,472
1,668,162	Pool ZT0537	3.50%	03/01/48	1,604,531
284,674	Pool ZT0542	4.00%	07/01/48	280,848
806,173	Pool ZT1703	4.00%	01/01/49	795,345
	Federal National Mortgage Association
1,866,795	Pool AL8825	3.50%	06/01/46	1,798,924
793,124	Pool AS0225	4.00%	08/01/43	789,096
939,600	Pool AS3134	3.50%	08/01/44	907,093
215,679	Pool AS6620	3.50%	02/01/46	208,004
4,251,764	Pool BE3774	4.00%	07/01/47	4,185,724
584,147	Pool BJ2692	3.50%	04/01/48	558,626
698,260	Pool BM1903	3.50%	08/01/47	673,078
See Notes to Financial Statements

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$193,103	Pool BM2000	3.50%	05/01/47	$185,503
481,962	Pool BM3260	3.50%	01/01/48	462,097
565,976	Pool BM4472	3.50%	07/01/48	545,055
1,329,163	Pool BM5585	3.00%	11/01/48	1,231,883
9,550,760	Pool BN7755	3.00%	09/01/49	8,835,158
7,605,550	Pool BV8515	3.00%	05/01/52	6,898,947
589,067	Pool BW4936	6.50%	05/01/43	612,889
17,228,329	Pool BW9886	4.50%	10/01/52	17,101,563
740,363	Pool CA0854	3.50%	12/01/47	710,436
342,332	Pool CA0907	3.50%	12/01/47	328,526
284,704	Pool CA0996	3.50%	01/01/48	273,169
2,066,220	Pool CA1182	3.50%	02/01/48	1,982,126
343,123	Pool CA1187	3.50%	02/01/48	329,292
226,619	Pool CA1710	4.50%	05/01/48	227,904
354,929	Pool CA2327	4.00%	09/01/48	350,954
2,162,975	Pool CA3633	3.50%	06/01/49	2,077,729
9,473,174	Pool CA4534	3.00%	11/01/49	8,770,247
25,112,343	Pool CB0290	2.00%	04/01/51	20,990,250
12,172,913	Pool CB6854	4.50%	08/01/53	12,143,260
6,380,719	Pool DC9671	5.50%	01/01/55	6,518,866
6,999,820	Pool DE3460	5.50%	07/01/55	7,070,987
2,000,812	Pool DE7041	6.50%	08/01/55	2,098,347
5,698,049	Pool DE9741	5.50%	10/01/55	5,816,833
5,247,161	Pool DF6383	5.50%	12/01/55	5,356,549
5,778,179	Pool DF9514	5.50%	01/01/56	5,892,236
17,364,543	Pool DG2890	5.00%	02/01/56	17,490,497
7,716,930	Pool FA1868	7.00%	03/01/55	8,372,717
10,701,517	Pool FA3679	5.50%	03/01/55	10,997,730
10,760,301	Pool FA3829	3.50%	08/01/49	10,226,874
22,820,086	Pool FA4541	5.00%	02/01/56	23,032,670
3,103,537	Pool FM2870	3.00%	03/01/50	2,868,073
5,390,841	Pool FM5397	3.00%	12/01/50	4,971,904
7,430,434	Pool FS3876	6.00%	02/01/53	7,696,346
19,910,186	Pool FS5984	3.00%	12/01/50	18,327,798
5,250,769	Pool FS6296	6.00%	08/01/53	5,405,387
154,949	Pool MA1146	4.00%	08/01/42	154,033
301,235	Pool MA1373	3.50%	03/01/43	290,411
258,802	Pool MA2077	3.50%	11/01/34	255,144
351,318	Pool MA2670	3.00%	07/01/46	326,608
343,449	Pool MA2806	3.00%	11/01/46	318,301
303,117	Pool MA3057	3.50%	07/01/47	289,598
321,713	Pool MA3210	3.50%	12/01/47	306,894
3,648,061	Pool MA3238	3.50%	01/01/48	3,487,408
301,154	Pool MA3239	4.00%	01/01/48	295,561
438,601	Pool MA3332	3.50%	04/01/48	417,381
460,352	Pool MA3846	3.00%	11/01/49	414,942
402,841	Pool MA4078	2.50%	07/01/50	353,362
652,359	Pool MA4093	2.00%	08/01/40	590,646
4,880,477	Pool MA4128	2.00%	09/01/40	4,416,423
See Notes to Financial Statements

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$4,305,432	Pool MA4158	2.00%	10/01/50	$3,605,865
10,618,092	Pool MA4364	2.00%	06/01/41	9,498,705
1,056,283	Pool MA4379	2.50%	07/01/51	923,747
6,726,938	Pool MA4656	4.50%	07/01/52	6,685,530
13,616,265	Pool MA4978	5.00%	04/01/53	13,752,826
7,480,872	Pool MA5242	6.50%	11/01/53	7,686,420
	Government National Mortgage Association
2,106,882	Pool 787961	7.00%	12/20/54	2,154,896
8,255,759	Pool 788213	7.50%	10/20/55	8,672,900
5,407,807	Pool DK6809	6.50%	07/20/55	5,566,601
387,190	Pool MA2825	3.00%	05/20/45	361,349
5,587,873	Pool MA3662	3.00%	05/20/46	5,206,671
502,113	Pool MA3663	3.50%	05/20/46	483,658
340,120	Pool MA3735	3.00%	06/20/46	316,882
6,916,209	Pool MA3937	3.50%	09/20/46	6,659,840
338,114	Pool MA4261	3.00%	02/20/47	313,870
2,131,834	Pool MA4322	4.00%	03/20/47	2,093,984
2,276,802	Pool MA4382	3.50%	04/20/47	2,190,739
182,261	Pool MA4588	4.50%	07/20/47	184,042
498,718	Pool MA4651	3.00%	08/20/47	462,647
727,607	Pool MA4652	3.50%	08/20/47	701,749
250,553	Pool MA4719	3.50%	09/20/47	240,643
623,102	Pool MA4778	3.50%	10/20/47	598,455
598,326	Pool MA4836	3.00%	11/20/47	555,788
617,784	Pool MA4837	3.50%	11/20/47	594,110
203,611	Pool MA4838	4.00%	11/20/47	199,745
214,645	Pool MA4962	3.50%	01/20/48	205,890
308,411	Pool MA4963	4.00%	01/20/48	302,441
430,498	Pool MA5136	3.50%	04/20/48	412,939
318,712	Pool MA5399	4.50%	08/20/48	320,593
22,419,936	Pool MA8347	4.50%	10/20/52	22,355,672
17,258,422	Pool MA9963	4.50%	10/20/54	17,089,361
				659,074,671
	Total U.S. Government Agency Mortgage-Backed Securities			698,250,115
	(Cost $708,175,169)
FOREIGN CORPORATE BONDS AND NOTES — 4.1%
	Airlines — 0.3%
6,047,000	AS Mileage Plan IP Ltd. (b)	5.02%	10/20/29	6,151,022
5,191,000	AS Mileage Plan IP Ltd. (b)	5.31%	10/20/31	5,295,002
				11,446,024
	Apparel — 0.7%
24,603,000	Gildan Activewear, Inc. (b)	5.40%	10/07/35	24,906,665
	Banks — 0.8%
3,635,000	Cooperatieve Rabobank UA	3.75%	07/21/26	3,630,461
3,550,000	Danske Bank A/S (b) (c)	5.43%	03/01/28	3,602,858
8,349,000	Danske Bank A/S (b) (c)	5.71%	03/01/30	8,715,099
1,440,000	Santander UK Group Holdings PLC (c)	1.67%	06/14/27	1,430,089
See Notes to Financial Statements

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$8,500,000	UBS Group AG (b) (c)	5.01%	03/23/37	$8,475,891
2,755,000	UBS Group AG (b) (c)	5.20%	08/10/37	2,781,119
				28,635,517
	Biotechnology — 0.2%
5,675,000	GENMAB A/S / GENMAB FINANCE LLC (b)	6.25%	12/15/32	5,893,448
	Cosmetics/Personal Care — 0.3%
9,000,000	L’Oreal S.A. (b)	5.00%	05/20/35	9,362,774
	Entertainment — 0.5%
8,461,000	Brightstar Lottery PLC / Brightstar Global Solutions Corp. (b)	5.75%	01/15/33	8,413,441
8,625,000	Flutter Treasury DAC (b)	5.88%	06/04/31	8,605,844
				17,019,285
	Leisure Time — 0.7%
5,645,000	Carnival Corp. (b)	4.00%	08/01/28	5,609,260
16,585,000	Carnival Corp. (b)	5.75%	08/01/32	17,232,627
				22,841,887
	Oil & Gas — 0.3%
3,463,000	Saudi Arabian Oil Co. (b)	4.38%	02/02/31	3,464,910
8,711,000	Saudi Arabian Oil Co. (b)	5.00%	02/02/36	8,727,769
				12,192,679
	Telecommunications — 0.3%
10,473,000	SoftBank Corp. (b)	5.33%	07/09/35	10,674,049
	Total Foreign Corporate Bonds and Notes			142,972,328
	(Cost $140,793,596)

Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES — 3.9%
	Banks — 0.9%
5,180,000	Citigroup, Inc., Series JJ (c)	6.50%	(f)	5,258,953
2,478,000	CoBank ACB, Series M (c)	7.13%	(f)	2,578,525
3,637,000	Farm Credit Bank of Texas, Series 6 (c)	7.00%	(f)	3,774,614
6,184,000	Truist Financial Corp., Series N (c)	6.67%	(f)	6,230,318
8,172,000	US Bancorp (c)	3.70%	(f)	8,102,462
5,397,000	Wells Fargo & Co., Series BB (c)	3.90%	(f)	5,394,683
				31,339,555
	Capital Markets — 1.2%
2,540,000	Bank of New York Mellon (The) Corp., Series M (a) (c)	5.63%	(f)	2,540,214
15,296,000	Charles Schwab (The) Corp., Series I (c)	4.00%	(f)	15,253,124
6,915,000	Goldman Sachs Group (The), Inc., Series X (c)	7.50%	(f)	7,364,994
5,560,000	UBS Group AG (b) (c) (g)	7.13%	(f)	5,698,933
11,719,000	UBS Group AG (b) (c) (g)	6.60%	(f)	11,797,705
				42,654,970
	Consumer Finance — 0.4%
3,500,000	Ally Financial, Inc., Series B (c)	4.70%	(f)	3,493,171
4,145,000	Ally Financial, Inc., Series C (c)	4.70%	(f)	3,920,777
7,465,000	American Express Co. (c)	3.55%	(f)	7,423,817
				14,837,765
See Notes to Financial Statements

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Electric Utilities — 0.5%
$10,480,000	American Electric Power Co., Inc. (c)	3.88%	02/15/62	$10,335,197
2,580,000	Eversource Energy, Series A (c)	6.10%	08/15/56	2,592,685
4,048,000	Xcel Energy, Inc. (a) (c)	5.75%	12/03/56	4,058,103
				16,985,985
	Financial Services — 0.1%
3,554,000	National Rural Utilities Cooperative Finance Corp. (c)	5.25%	04/20/46	3,567,681
	Health Care Providers & Services — 0.4%
12,380,000	CVS Health Corp. (c)	7.00%	03/10/55	13,028,823
	Independent Power and Renewable Electricity Producers — 0.0%
929,000	Vistra Corp., Series C (b) (c)	8.88%	(f)	1,026,963
	Multi-Utilities — 0.2%
2,603,000	Dominion Energy, Inc. (c)	6.20%	02/15/56	2,651,044
2,892,000	Dominion Energy, Inc. (c)	6.00%	02/15/56	2,936,343
				5,587,387
	Oil, Gas & Consumable Fuels — 0.2%
5,435,000	Energy Transfer, L.P., Series G (c)	7.13%	(f)	5,642,215
	Total Capital Preferred Securities			134,671,344
	(Cost $132,105,367)

Principal Value	Description	Rate (h)	Stated Maturity (i)	Value
SENIOR FLOATING-RATE LOAN INTERESTS — 1.0%
	Aerospace/Defense — 0.5%
16,573,804	TransDigm, Inc., Term Loan, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.17%	02/28/31	16,592,449
	Gaming — 0.2%
8,456,962	Caesars Entertainment, Inc., Term Loan B1, 1 Mo. CME Term SOFR + 2.25%, 0.50% Floor	5.92%	02/06/31	8,406,220
	Paper — 0.0%
418,715	Mativ Holdings, Inc., Delayed Draw Term Loan, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.00% Floor	6.27%	05/06/27	414,528
	Pharmaceuticals — 0.3%
4,691,143	Amneal Pharmaceuticals LLC, Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	6.67%	08/02/32	4,700,901
4,968,000	BioMarin Pharmaceutical, Inc., Term Loan B, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	5.42%	01/29/33	4,969,043
				9,669,944
	Total Senior Floating-Rate Loan Interests			35,083,141
	(Cost $35,149,612)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES — 0.4%
	Carvana Auto Receivables Trust
70,350	Series 2022-P3, Class R (b)	(j)	09/10/29	5,542,419
	Exeter Automobile Receivables Trust
10,000	Series 2021-4A, Class R (b)	(j)	12/15/33	399,117
See Notes to Financial Statements

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Skyline Aircraft Finance LLC
$9,891,060	Series 2020-1, Class A (k) (l) (m)	3.23%	05/10/38	$9,374,054
	Total Asset-Backed Securities			15,315,590
	(Cost $11,487,042)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES — 0.3%
	Banks — 0.1%
80,882	Bank of Hawaii Corp.	8.00%	(f)	2,149,035
	Electric Utilities — 0.2%
267,000	Xcel Energy, Inc.	6.25%	10/15/85	6,661,650
	Financial Services — 0.0%
68,100	Jackson Financial, Inc. (c)	8.00%	(f)	1,760,385
	Total $25 Par Preferred Securities			10,571,070
	(Cost $10,529,594)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES — 0.1%
	Collateralized Mortgage Obligations — 0.0%
	CSMCM Trust
$502,541	Series 2021-RP11, Class CERT (b)	3.78%	10/27/61	434,116
				434,116
	Commercial Mortgage-Backed Securities — 0.1%
	BXHPP Trust
5,200,000	Series 2021-FILM, Class E, 1 Mo. CME Term SOFR + CSA + 2.00% (b) (d)	5.77%	08/15/36	4,409,600
				4,409,600
	Total Mortgage-Backed Securities			4,843,716
	(Cost $5,060,036)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
31,172,766	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (n)	31,172,766
	(Cost $31,172,766)

	Total Investments — 100.4%	3,504,918,407
	(Cost $3,455,022,667)
	Net Other Assets and Liabilities — (0.4)%	(14,479,322)
	Net Assets — 100.0%	$3,490,439,085

See Notes to Financial Statements

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
(a)
When-issued security. The interest rate shown reflects the rate in effect at February 28, 2026. Interest will begin accruing on the security’s first settlement date (see Note 2B - Securities Transactions and Investment Income in the Notes to Financial
Statements).

(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At February 28, 2026, securities noted as such amounted to $562,850,372 or 16.1% of net assets.

(c)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at February 28, 2026.
At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(d)	Floating or variable rate security.
(e)	Security whose principal value is adjusted in accordance with changes to the country’s Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
(f)	Perpetual maturity.
(g)
This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At February 28, 2026, securities noted as such amounted to $17,496,638 or 0.5% of net assets. Of these securities, 0.0% originated in emerging markets, and 100.0% originated in foreign markets.

(h)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (ii) the lending rate offered by one or more major European banks, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a SOFR floor that establishes a minimum SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical SOFR period, spread and floor, but different SOFR reset dates.

(i)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(j)	Zero coupon security.
(k)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(l)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
February 28, 2026, securities noted as such are valued at $9,374,054 or 0.3% of net assets.

(m)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(n)	Rate shown reflects yield as of February 28, 2026.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
SOFR	– Secured Overnight Financing Rate
See Notes to Financial Statements

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$1,511,567,043	$—	$1,511,567,043	$—
U.S. Government Bonds and Notes	920,471,294	—	920,471,294	—
U.S. Government Agency Mortgage-Backed Securities	698,250,115	—	698,250,115	—
Foreign Corporate Bonds and Notes*	142,972,328	—	142,972,328	—
Capital Preferred Securities*	134,671,344	—	134,671,344	—
Senior Floating-Rate Loan Interests*	35,083,141	—	35,083,141	—
Asset-Backed Securities	15,315,590	—	5,941,536	9,374,054
$25 Par Preferred Securities*	10,571,070	10,571,070	—	—
Mortgage-Backed Securities	4,843,716	—	4,843,716	—
Money Market Funds	31,172,766	31,172,766	—	—
Total Investments	$3,504,918,407	$41,743,836	$3,453,800,517	$9,374,054

*	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments
February 28, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES — 50.6%
	Advertising — 0.8%
$8,000,000	Neptune Bidco US, Inc. (a)	9.29%	04/15/29	$8,022,640
6,763,000	Neptune Bidco US, Inc. (a)	9.50%	02/15/33	6,628,016
7,000,000	Omnicom Group, Inc. (b)	5.00%	06/02/33	7,004,360
2,811,000	Outfront Media Capital LLC / Outfront Media Capital Corp. (a)	7.38%	02/15/31	2,957,123
				24,612,139
	Aerospace/Defense — 3.2%
14,375,000	Boeing (The) Co.	6.53%	05/01/34	16,121,965
1,620,000	Boeing (The) Co.	5.81%	05/01/50	1,627,587
23,120,000	Boeing (The) Co.	7.01%	05/01/64	26,826,763
2,213,000	General Dynamics Corp.	4.95%	08/15/35	2,289,719
6,595,000	General Electric Co.	4.30%	07/29/30	6,701,777
8,350,000	Howmet Aerospace, Inc. (b)	3.75%	03/03/28	8,341,907
8,349,000	Howmet Aerospace, Inc. (b)	3.90%	04/15/29	8,358,628
15,200,000	Northrop Grumman Corp.	4.65%	07/15/30	15,570,193
7,400,000	RTX Corp.	6.10%	03/15/34	8,184,302
8,080,000	TransDigm, Inc. (a)	6.75%	08/15/28	8,233,964
642,000	TransDigm, Inc. (a)	6.00%	01/15/33	653,835
				102,910,640
	Airlines — 0.7%
7,984,000	United Airlines Holdings, Inc.	4.88%	03/01/29	8,061,550
7,950,000	United Airlines Holdings, Inc.	5.38%	03/01/31	8,115,436
8,000,000	United Airlines, Inc. (a)	4.63%	04/15/29	7,999,282
				24,176,268
	Apparel — 0.7%
6,745,000	Under Armour, Inc. (a)	7.25%	07/15/30	6,983,382
17,777,000	VF Corp.	2.95%	04/23/30	16,334,807
				23,318,189
	Auto Manufacturers — 2.8%
3,222,000	Allison Transmission, Inc. (a)	5.88%	12/01/33	3,292,125
10,000,000	Ford Motor Credit Co. LLC	6.80%	05/12/28	10,462,576
15,349,000	Ford Motor Credit Co. LLC	4.97%	04/06/29	15,451,226
8,248,000	Ford Motor Credit Co. LLC	5.73%	09/05/30	8,484,564
20,281,000	Ford Motor Credit Co. LLC	6.50%	02/07/35	21,270,799
7,250,000	General Motors Co.	5.63%	04/15/30	7,610,574
13,895,000	General Motors Co.	6.25%	04/15/35	14,933,980
8,286,000	General Motors Financial Co., Inc.	4.20%	10/27/28	8,319,843
				89,825,687
	Auto Parts & Equipment — 0.9%
12,934,000	Goodyear Tire & Rubber (The) Co.	6.63%	07/15/30	13,223,786
2,536,000	Goodyear Tire & Rubber (The) Co.	5.63%	04/30/33	2,415,496
6,000,000	Qnity Electronics, Inc. (a)	5.75%	08/15/32	6,146,499
6,000,000	Qnity Electronics, Inc. (a)	6.25%	08/15/33	6,237,297
				28,023,078
	Banks — 6.8%
2,870,000	Associated Banc-Corp. (c)	6.46%	08/29/30	2,994,908
815,000	Bank of America Corp. (c)	1.73%	07/22/27	807,747
3,490,000	Bank of America Corp. (c)	2.55%	02/04/28	3,445,087
10,215,000	Bank of America Corp. (c)	2.09%	06/14/29	9,790,896
See Notes to Financial Statements

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$5,123,000	Bank of America Corp. (c)	1.92%	10/24/31	$4,623,581
3,820,000	Bank of America Corp. (c)	2.69%	04/22/32	3,537,855
3,215,000	Bank of America Corp., Series N (c)	2.65%	03/11/32	2,981,694
3,200,000	First Citizens BancShares, Inc. (c)	5.23%	03/12/31	3,259,709
17,235,000	First Citizens BancShares, Inc. (c)	6.25%	03/12/40	17,559,242
5,826,000	Goldman Sachs Group (The), Inc. (c)	4.52%	01/21/32	5,863,249
5,240,000	Goldman Sachs Group (The), Inc. (c)	5.02%	10/23/35	5,296,160
8,035,000	Goldman Sachs Group (The), Inc. (c)	5.39%	02/02/41	7,977,454
1,789,000	Huntington Bancshares, Inc. (c)	5.61%	01/28/41	1,798,333
2,660,000	JPMorgan Chase & Co. (c)	1.58%	04/22/27	2,650,840
2,780,000	JPMorgan Chase & Co. (c)	1.47%	09/22/27	2,741,118
2,533,000	JPMorgan Chase & Co. (c)	4.32%	04/26/28	2,542,068
160,000	JPMorgan Chase & Co. (c)	4.01%	04/23/29	160,008
5,000,000	JPMorgan Chase & Co. (c)	2.07%	06/01/29	4,796,470
1,790,000	JPMorgan Chase & Co. (c)	4.20%	07/23/29	1,797,951
4,161,000	JPMorgan Chase & Co. (c)	4.35%	01/22/32	4,183,278
3,155,000	JPMorgan Chase & Co. (c)	5.77%	04/22/35	3,380,528
3,080,000	JPMorgan Chase & Co. (c)	4.95%	10/22/35	3,129,087
11,150,000	JPMorgan Chase & Co. (c)	5.19%	02/05/37	11,267,922
1,415,000	Morgan Stanley (c)	3.77%	01/24/29	1,409,927
5,220,000	Morgan Stanley (c)	5.16%	04/20/29	5,339,033
1,635,000	Morgan Stanley (c)	5.45%	07/20/29	1,686,156
920,000	Morgan Stanley (c)	1.79%	02/13/32	814,762
4,375,000	Morgan Stanley (c)	6.63%	11/01/34	4,916,495
7,880,000	Morgan Stanley (c)	5.30%	04/20/37	8,074,997
8,829,000	Morgan Stanley (c)	5.31%	01/18/41	8,787,476
7,670,000	Morgan Stanley Private Bank N.A. (c)	4.20%	11/17/28	7,700,318
10,000,000	Morgan Stanley Private Bank N.A. (c)	4.21%	02/08/30	10,048,934
10,242,000	Pinnacle Financial Partners, Inc. (c)	6.17%	11/01/30	10,742,711
1,915,000	PNC Financial Services Group (The), Inc. (c)	6.88%	10/20/34	2,180,972
7,890,000	PNC Financial Services Group (The), Inc. (c)	5.42%	01/25/41	7,979,508
4,637,000	Regions Financial Corp. (c)	5.50%	09/06/35	4,808,809
3,711,000	Royal Bank of Canada (c)	6.50%	11/24/85	3,709,596
1,000,000	US Bancorp (c)	4.65%	02/01/29	1,013,030
1,220,000	US Bancorp (c)	4.84%	02/01/34	1,238,344
8,890,000	Wells Fargo & Co. (c)	5.57%	07/25/29	9,198,197
5,000,000	Wells Fargo & Co. (c)	5.39%	04/24/34	5,212,065
4,390,000	Wells Fargo & Co. (c)	5.50%	01/23/35	4,600,317
6,250,000	Wells Fargo & Co. (c)	5.61%	04/23/36	6,575,664
7,984,000	Wells Fargo & Co. (c)	4.96%	01/23/37	8,017,466
				220,639,962
	Biotechnology — 0.2%
6,405,000	BioMarin Pharmaceutical, Inc. (a)	5.50%	02/15/34	6,465,990
	Building Materials — 0.2%
6,380,000	Masterbrand, Inc. (a)	7.00%	07/15/32	6,426,210
1,060,000	Quikrete Holdings, Inc. (a)	6.38%	03/01/32	1,102,345
				7,528,555
	Chemicals — 0.9%
15,191,000	Celanese US Holdings LLC	7.00%	02/15/31	15,655,480
See Notes to Financial Statements

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Chemicals (Continued)
$6,050,000	Eastman Chemical Co.	4.50%	02/20/31	$6,051,545
7,729,000	W.R. Grace Holdings LLC (a)	7.00%	08/01/33	7,874,344
				29,581,369
	Commercial Services — 1.7%
8,350,000	Global Payments, Inc.	4.50%	11/15/28	8,371,571
6,139,000	Global Payments, Inc.	4.88%	11/15/30	6,134,199
3,800,000	Global Payments, Inc.	5.55%	11/15/35	3,781,792
6,000,000	Herc Holdings, Inc. (a)	7.00%	06/15/30	6,291,252
5,790,000	Herc Holdings, Inc. (a)	5.75%	03/15/31	5,872,571
1,930,000	Herc Holdings, Inc. (a)	6.00%	03/15/34	1,942,126
1,475,000	Prime Security Services Borrower LLC / Prime Finance, Inc. (a)	3.38%	08/31/27	1,452,543
5,330,000	Rollins, Inc.	5.25%	02/24/35	5,481,258
15,500,000	Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. (a)	6.75%	08/15/32	15,184,225
				54,511,537
	Computers — 0.9%
8,500,000	Crowdstrike Holdings, Inc.	3.00%	02/15/29	8,080,130
3,945,000	Dell International LLC / EMC Corp.	4.75%	04/01/28	4,008,698
8,355,000	Leidos, Inc. (b)	4.10%	03/15/29	8,377,701
2,529,000	Leidos, Inc.	2.30%	02/15/31	2,298,486
4,773,000	Leidos, Inc.	5.40%	03/15/32	4,981,127
				27,746,142
	Cosmetics/Personal Care — 0.3%
7,721,000	Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International U.S. LLC (a)	5.60%	01/15/31	7,749,900
550,000	Prestige Brands, Inc. (a)	5.13%	01/15/28	550,019
				8,299,919
	Diversified Financial Services — 3.1%
6,430,000	Affiliated Managers Group, Inc.	5.50%	02/15/36	6,485,683
8,976,000	American Express Co. (c)	5.41%	02/08/41	9,175,713
1,505,000	Capital One Financial Corp. (c)	1.88%	11/02/27	1,481,641
17,759,000	Citadel Securities Global Holdings LLC (a)	5.50%	06/18/30	18,277,291
1,416,000	Citadel Securities Global Holdings LLC (a)	6.20%	06/18/35	1,498,979
7,000,000	Jane Street Group / JSG Finance, Inc. (a)	4.50%	11/15/29	6,835,872
21,225,000	Jane Street Group / JSG Finance, Inc. (a)	7.13%	04/30/31	22,095,465
1,871,000	Jane Street Group / JSG Finance, Inc. (a)	6.13%	11/01/32	1,883,603
7,710,000	Jane Street Group / JSG Finance, Inc. (a)	6.75%	05/01/33	7,917,778
14,750,000	Stellantis Financial Services US Corp. (a)	4.95%	09/15/28	14,875,585
2,553,000	Synchrony Financial (c)	4.95%	02/25/32	2,538,883
7,021,000	Visa, Inc.	4.70%	02/12/36	7,098,538
				100,165,031
	Electric — 0.9%
9,993,000	Constellation Energy Generation LLC	3.90%	01/08/28	10,000,864
3,821,000	Constellation Energy Generation LLC	4.40%	01/15/31	3,847,927
4,375,000	Duke Energy Progress LLC	5.05%	03/15/35	4,491,311
3,065,000	Edison International	4.80%	03/15/31	3,064,244
1,276,000	Pacific Gas and Electric Co.	5.20%	05/01/36	1,280,724
7,350,000	Talen Energy Supply LLC (a)	8.63%	06/01/30	7,756,837
				30,441,907
See Notes to Financial Statements

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Entertainment — 1.6%
$16,307,000	Caesars Entertainment, Inc. (a)	4.63%	10/15/29	$15,964,752
7,400,000	Churchill Downs, Inc. (a)	5.50%	04/01/27	7,408,858
316,000	Discovery Global Holdings, Inc.	3.76%	03/15/27	315,240
4,420,000	Discovery Global Holdings, Inc.	4.05%	03/15/29	4,376,330
5,941,000	Discovery Global Holdings, Inc.	5.14%	03/15/52	3,906,208
590,000	Live Nation Entertainment, Inc. (a)	4.75%	10/15/27	589,994
7,500,000	Penn Entertainment, Inc. (a)	5.63%	01/15/27	7,531,628
3,580,000	Penn Entertainment, Inc. (a)	4.13%	07/01/29	3,381,245
966,000	Six Flags Entertainment Corp. / Canada’s Wonderland Co. / Millennium Operations LLC (a)	8.63%	01/15/32	978,769
7,190,000	Vail Resorts, Inc. (a)	5.63%	07/15/30	7,320,606
				51,773,630
	Environmental Control — 0.1%
2,850,000	Waste Pro USA, Inc. (a)	7.00%	02/01/33	2,973,251
	Food — 1.9%
2,534,000	Albertsons Cos., Inc. (a)	5.63%	03/31/32	2,545,521
23,020,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, L.P. / Albertsons LLC (a)	6.50%	02/15/28	23,446,676
2,679,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, L.P. / Albertsons LLC (a)	5.50%	03/31/31	2,700,378
4,540,912	Chobani Holdco II LLC, (8.75% cash, 9.50% PIK) (a) (d)	8.75%	10/01/29	4,866,268
11,340,000	Kroger (The) Co.	5.00%	09/15/34	11,534,153
2,159,000	Pilgrim’s Pride Corp.	3.50%	03/01/32	2,027,249
13,876,000	Pilgrim’s Pride Corp.	6.25%	07/01/33	14,972,024
387,000	Smithfield Foods, Inc. (a)	5.20%	04/01/29	395,566
				62,487,835
	Gas — 0.3%
7,000,000	AmeriGas Partners, L.P. / AmeriGas Finance Corp. (a)	9.38%	06/01/28	7,239,085
2,805,000	Brooklyn Union Gas (The) Co. (a)	3.41%	03/10/26	2,804,473
				10,043,558
	Healthcare-Products — 1.8%
1,600,000	Alcon Finance Corp. (a)	3.00%	09/23/29	1,547,491
3,697,000	Insulet Corp. (a)	6.50%	04/01/33	3,847,353
7,446,000	Medline Borrower, L.P. / Medline Co-Issuer, Inc. (a)	6.25%	04/01/29	7,693,371
7,740,000	Solventum Corp.	5.45%	03/13/31	8,120,690
7,855,000	Solventum Corp.	5.60%	03/23/34	8,216,000
6,750,000	Stryker Corp.	4.70%	02/10/28	6,853,583
15,883,000	Thermo Fisher Scientific, Inc.	4.90%	02/12/36	16,164,587
7,655,000	VSP Optical Group, Inc. (a)	5.45%	12/01/35	7,791,473
				60,234,548
	Healthcare-Services — 0.5%
330,000	Cigna Group (The)	4.38%	10/15/28	333,495
360,000	HCA, Inc.	7.05%	12/01/27	377,180
2,870,000	HCA, Inc.	3.50%	09/01/30	2,781,160
2,057,000	HCA, Inc.	2.38%	07/15/31	1,858,625
7,380,000	HCA, Inc.	5.75%	03/01/35	7,814,954
4,832,000	HealthEquity, Inc. (a)	4.50%	10/01/29	4,712,492
				17,877,906
See Notes to Financial Statements

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Home Builders — 0.0%
$771,000	Taylor Morrison Communities, Inc. (a)	5.13%	08/01/30	$778,347
	Household Products/Wares — 0.0%
364,000	Spectrum Brands, Inc. (a)	3.88%	03/15/31	319,885
	Insurance — 0.7%
3,861,000	Asurion LLC & Asurion Co-Issuer, Inc. (a)	8.00%	12/31/32	4,058,559
3,864,000	Asurion LLC & Asurion Co-Issuer, Inc. (a)	8.38%	02/01/34	3,847,720
14,750,000	Brown & Brown, Inc.	4.90%	06/23/30	15,001,885
750,000	MassMutual Global Funding II (a)	3.40%	03/08/26	749,863
				23,658,027
	Internet — 1.5%
7,620,000	Alphabet, Inc.	4.70%	11/15/35	7,718,616
2,560,000	Alphabet, Inc.	4.80%	02/15/36	2,603,052
1,786,000	Alphabet, Inc.	5.35%	11/15/45	1,794,817
2,552,000	Alphabet, Inc.	5.45%	11/15/55	2,538,504
3,828,000	Alphabet, Inc.	5.70%	11/15/75	3,828,760
7,400,000	Match Group Holdings II LLC (a)	5.00%	12/15/27	7,402,683
3,469,000	Match Group Holdings II LLC (a)	4.63%	06/01/28	3,429,542
7,430,000	Match Group Holdings II LLC (a)	6.13%	09/15/33	7,414,071
7,183,000	Meta Platforms, Inc.	4.20%	11/15/30	7,247,907
3,825,000	Meta Platforms, Inc.	4.88%	11/15/35	3,864,539
				47,842,491
	Iron/Steel — 0.4%
2,895,000	Carpenter Technology Corp. (a)	5.63%	03/01/34	2,955,589
10,590,000	Cleveland-Cliffs, Inc. (a)	7.63%	01/15/34	10,875,307
				13,830,896
	Leisure Time — 0.6%
15,600,000	Acushnet Co. (a)	5.63%	12/01/33	15,916,150
4,824,000	Polaris, Inc.	5.60%	03/01/31	4,913,817
				20,829,967
	Lodging — 0.4%
4,475,000	Hyatt Hotels Corp.	5.05%	03/30/28	4,566,553
8,000,000	MGM Resorts International	4.75%	10/15/28	8,008,896
1,044,000	Station Casinos LLC (a)	4.50%	02/15/28	1,040,329
				13,615,778
	Machinery-Construction & Mining — 0.1%
3,845,000	GE Vernova, Inc.	4.88%	02/04/36	3,895,143
	Machinery-Diversified — 0.2%
7,510,000	Chart Industries, Inc. (a)	7.50%	01/01/30	7,810,865
	Media — 2.3%
4,500,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.00%	02/01/28	4,493,043
900,000	Cox Enterprises, Inc. (a)	7.38%	07/15/27	933,892
8,300,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc. (a)	10.00%	02/15/31	8,495,278
11,471,000	Discovery Communications LLC	4.13%	05/15/29	11,320,787
9,700,000	Discovery Communications LLC	6.35%	06/01/40	7,945,270
7,900,000	Nexstar Media, Inc. (a)	5.63%	07/15/27	7,905,917
8,235,000	Nexstar Media, Inc. (a)	4.75%	11/01/28	8,199,556
7,981,000	Paramount Global	4.20%	05/19/32	7,031,884
4,046,000	Paramount Global	4.38%	03/15/43	2,553,954
See Notes to Financial Statements

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Media (Continued)
$11,448,000	Paramount Global	4.95%	05/19/50	$7,241,112
7,935,000	Sirius XM Radio LLC (a)	5.00%	08/01/27	7,935,201
				74,055,894
	Metal Fabricate/Hardware — 0.0%
1,450,000	Advanced Drainage Systems, Inc. (a)	5.38%	03/01/34	1,464,674
	Mining — 0.1%
2,165,000	Century Aluminum Co. (a)	6.88%	08/01/32	2,242,091
	Oil & Gas — 3.5%
7,930,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp. (a)	6.63%	10/15/32	8,244,004
958,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp. (a)	6.63%	07/15/33	994,741
1,933,000	CNX Resources Corp. (a)	5.88%	03/01/34	1,937,520
1,692,000	HF Sinclair Corp.	5.00%	02/01/28	1,690,424
3,625,000	Hilcorp Energy I, L.P. / Hilcorp Finance Co. (a)	6.25%	11/01/28	3,652,938
15,313,000	Hilcorp Energy I, L.P. / Hilcorp Finance Co. (a)	7.25%	02/15/35	15,176,362
3,000,000	Matador Resources Co. (a)	6.88%	04/15/28	3,062,940
7,140,000	Matador Resources Co. (a) (b)	6.00%	04/15/34	7,140,311
1,100,000	Occidental Petroleum Corp.	7.88%	09/15/31	1,277,621
7,400,000	Occidental Petroleum Corp.	6.05%	10/01/54	7,370,014
7,060,000	Ovintiv, Inc.	6.50%	08/15/34	7,734,541
7,230,000	Permian Resources Operating LLC (a)	9.88%	07/15/31	7,756,062
17,797,000	Permian Resources Operating LLC (a)	7.00%	01/15/32	18,688,487
5,250,000	Permian Resources Operating LLC (a)	6.25%	02/01/33	5,439,008
2,004,000	Sunoco, L.P. (a)	5.63%	03/15/31	2,022,170
1,275,000	Sunoco, L.P. (a) (b)	5.38%	07/15/31	1,279,571
2,004,000	Sunoco, L.P. (a)	5.88%	03/15/34	2,013,006
1,275,000	Sunoco, L.P. (a) (b)	5.63%	07/15/34	1,276,396
800,000	Sunoco, L.P. / Sunoco Finance Corp.	4.50%	05/15/29	788,650
8,000,000	TotalEnergies Capital USA LLC	4.25%	01/13/31	8,073,413
7,300,000	Viper Energy Partners LLC	4.90%	08/01/30	7,451,877
				113,070,056
	Pharmaceuticals — 0.5%
15,067,000	Amneal Pharmaceuticals LLC (a)	6.88%	08/01/32	15,859,208
	Pipelines — 2.1%
7,665,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. (a)	7.00%	07/15/29	8,005,955
436,000	Buckeye Partners, L.P. (a)	4.50%	03/01/28	436,638
9,516,000	Buckeye Partners, L.P. (a)	6.88%	07/01/29	9,879,292
5,824,000	Energy Transfer, L.P.	4.55%	01/15/31	5,881,067
1,144,000	Energy Transfer, L.P.	5.00%	05/15/50	978,695
2,183,000	Flex Intermediate Holdco LLC (a)	3.36%	06/30/31	2,034,289
2,965,000	Genesis Energy, L.P. / Genesis Energy Finance Corp.	8.25%	01/15/29	3,096,690
7,135,000	Genesis Energy, L.P. / Genesis Energy Finance Corp. (b)	6.75%	03/15/34	7,221,262
7,156,000	Kinetik Holdings, L.P. (a)	6.63%	12/15/28	7,381,020
8,000,000	MPLX, L.P.	4.80%	02/15/31	8,169,042
12,314,000	NuStar Logistics, L.P.	6.38%	10/01/30	12,972,947
1,712,000	Targa Resources Corp.	4.35%	01/15/29	1,726,427
				67,783,324
	Real Estate — 1.3%
8,410,000	CoStar Group, Inc. (a)	2.80%	07/15/30	7,734,772
10,820,000	Cushman & Wakefield U.S. Borrower LLC (a)	6.75%	05/15/28	10,858,216
See Notes to Financial Statements

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Real Estate (Continued)
$8,635,000	Kennedy-Wilson, Inc.	4.75%	02/01/30	$8,381,995
16,000,000	Kennedy-Wilson, Inc.	5.00%	03/01/31	15,520,805
				42,495,788
	Real Estate Investment Trusts — 0.5%
675,000	GLP Capital, L.P. / GLP Financing II, Inc.	5.75%	06/01/28	692,342
4,855,000	GLP Capital, L.P. / GLP Financing II, Inc. (b)	5.63%	03/01/36	4,859,612
3,170,000	Iron Mountain, Inc. (a)	5.25%	03/15/28	3,173,897
6,512,000	VICI Properties, L.P. / VICI Note Co., Inc. (a)	4.13%	08/15/30	6,363,842
				15,089,693
	Retail — 2.3%
7,364,000	Advance Auto Parts, Inc. (a)	7.00%	08/01/30	7,559,661
7,420,000	Brinker International, Inc. (a)	8.25%	07/15/30	7,845,102
8,100,000	Gap (The), Inc. (a)	3.63%	10/01/29	7,712,098
7,500,000	Kohl’s Corp. (a)	10.00%	06/01/30	8,170,703
8,650,000	Macy’s Retail Holdings LLC (a)	6.13%	03/15/32	8,719,875
7,500,000	Macy’s Retail Holdings LLC (a)	7.38%	08/01/33	7,866,611
5,314,000	Petco Health & Wellness Co., Inc. (a)	8.25%	02/01/31	5,193,528
15,605,000	PetSmart LLC / PetSmart Finance Corp. (a)	7.50%	09/15/32	15,802,091
6,300,000	Starbucks Corp.	5.40%	05/15/35	6,644,730
				75,514,399
	Semiconductors — 1.0%
1,835,000	Foundry JV Holdco LLC (a)	5.50%	01/25/31	1,916,085
9,500,000	Foundry JV Holdco LLC (a)	6.25%	01/25/35	10,238,812
7,775,000	Foundry JV Holdco LLC (a)	6.10%	01/25/36	8,309,959
12,295,000	Foundry JV Holdco LLC (a)	6.30%	01/25/39	13,314,906
				33,779,762
	Software — 2.0%
8,160,000	CoreWeave, Inc. (a)	9.00%	02/01/31	7,883,509
7,810,000	Fair Isaac Corp. (a)	6.00%	05/15/33	7,900,644
7,405,000	Fidelity National Information Services, Inc.	2.25%	03/01/31	6,685,119
5,100,000	Fiserv, Inc.	2.65%	06/01/30	4,733,573
7,300,000	Fiserv, Inc.	5.25%	08/11/35	7,306,240
5,000,000	Oracle Corp.	4.95%	02/04/31	4,991,214
4,743,000	Oracle Corp.	5.70%	02/04/36	4,747,437
12,330,000	Synopsys, Inc.	4.85%	04/01/30	12,628,094
7,915,000	Synopsys, Inc.	5.15%	04/01/35	8,109,469
				64,985,299
	Telecommunications — 0.6%
7,720,000	APLD ComputeCo. LLC (a)	9.25%	12/15/30	8,108,949
2,899,000	Black Pearl Compute LLC (a)	6.13%	02/15/31	2,970,611
1,000,000	T-Mobile USA, Inc.	2.63%	02/15/29	962,594
5,000,000	T-Mobile USA, Inc.	2.55%	02/15/31	4,629,496
2,765,000	T-Mobile USA, Inc.	4.70%	01/15/35	2,750,952
				19,422,602
	Transportation — 0.2%
8,000,000	Fedex Freight Holding Co., Inc. (a)	4.65%	03/15/31	8,046,968
	Total Corporate Bonds and Notes			1,650,028,298
	(Cost $1,619,969,338)
See Notes to Financial Statements

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES — 20.9%
$11,624,000	U.S. Treasury Bond	4.88%	08/15/45	$12,094,409
72,995,000	U.S. Treasury Bond	4.63%	11/15/45	73,491,138
9,461,000	U.S. Treasury Bond	4.75%	08/15/55	9,636,915
71,806,000	U.S. Treasury Bond	4.63%	11/15/55	71,699,413
64,213,018	U.S. Treasury Inflation Indexed Bond (e)	1.63%	10/15/29	65,779,183
57,089,000	U.S. Treasury Note	3.63%	08/31/27	57,242,873
49,365,000	U.S. Treasury Note	3.50%	10/31/27	49,424,778
32,987,000	U.S. Treasury Note	3.50%	01/31/28	33,052,716
87,732,000	U.S. Treasury Note	4.25%	01/31/30	90,268,003
65,944,000	U.S. Treasury Note	4.00%	05/31/30	67,293,791
82,617,000	U.S. Treasury Note	3.75%	01/31/31	83,468,988
6,602,000	U.S. Treasury Note	3.75%	10/31/32	6,621,600
3,444,000	U.S. Treasury Note	4.00%	11/15/35	3,456,915
56,402,000	U.S. Treasury Note	4.13%	02/15/36	57,155,496
	Total U.S. Government Bonds and Notes			680,686,218
	(Cost $670,187,215)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 10.9%
	Collateralized Mortgage Obligations — 1.4%
	Federal Home Loan Mortgage Corporation
30,561,860	Series 2024-5468, Class SE, IO, (30 Day Average SOFR) ×-1+ 5.35% (f)	1.68%	10/25/54	2,321,069
7,535,011	Series 2024-5472, Class FE, 30 Day Average SOFR + 1.35% (g)	5.02%	11/25/54	7,631,539
34,956,390	Series 2024-5496, Class S, IO, (30 Day Average SOFR) ×-1+ 5.90% (f)	2.23%	01/25/55	2,356,054
	Federal National Mortgage Association
542,562	Series 2011-116, Class SA, IO, (30 Day Average SOFR + CSA) ×-1+ 6.00% (f)	2.22%	11/25/41	52,015
106,085	Series 2012-128, Class UA	2.50%	06/25/42	98,288
250,958	Series 2013-18, Class MI, IO	3.00%	02/25/33	8,245
27,691,287	Series 2024-82, Class CF, 30 Day Average SOFR + 1.35% (g)	5.02%	11/25/54	27,979,568
3,813,682	Series 2024-96, Class FD, 30 Day Average SOFR + 1.45% (g)	5.12%	12/25/54	3,867,781
240,089	Series 2025-4, Class BA	5.50%	08/25/51	242,226
				44,556,785
	Commercial Mortgage-Backed Securities — 0.1%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
9,026,193	Series 2021-P009, Class X, IO (h)	1.28%	01/25/31	219,314
	Federal Home Loan Mortgage Corporation Multifamily PC REMIC Trust
4,095,000	Series 2019-P002, Class X, IO (i)	1.14%	07/25/33	242,549
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates
2,641,150	Series 2016-K053, Class X3, IO (h)	4.70%	03/25/44	1,696
6,897,149	Series 2016-K056, Class X3, IO (h)	2.11%	06/25/44	25,918
38,206,238	Series 2016-K059, Class X3, IO (h)	1.91%	11/25/44	414,931
1,899,979	Series 2016-K060, Class X3, IO (h)	1.90%	12/25/44	23,353
2,104,536	Series 2016-KS06, Class X, IO (h) (j)	0.96%	08/25/26	555
588,741	Series 2019-KC04, Class X1, IO (h)	1.27%	12/25/26	5,798
5,063,690	Series 2019-KC05, Class X1, IO (h)	1.19%	06/25/27	42,329
2,237,251	Series 2019-KLU1, Class X3, IO (h)	4.04%	01/25/31	240,890
6,769,641	Series 2021-KLU3, Class X1, IO (h)	1.93%	01/25/31	439,144
47,308,557	Series 2022-Q017, Class X, IO (i)	1.18%	04/25/30	382,856
See Notes to Financial Statements

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Federal National Mortgage Association
$18,839	Series 2016-M2, Class X3, IO (h) (j)	2.04%	04/25/36	$4
885,244	Series 2016-M4, Class X2, IO (h)	2.69%	01/25/39	31,431
62,591	Series 2016-M11, Class X2, IO (h) (j)	2.97%	07/25/39	23
44,607,846	Series 2019-M17, Class X, IO (h)	0.32%	08/25/34	479,039
6,100,000	Series 2019-M29, Class X4, IO	0.70%	03/25/29	98,641
45,221,413	Series 2020-M17, Class X1, IO (i)	1.38%	01/25/28	680,424
				3,328,895
	Pass-Through Securities — 9.4%
	Federal Home Loan Mortgage Corporation
4,201,971	Pool RA6427	3.00%	12/01/51	3,806,675
5,663,079	Pool RB5345	6.00%	05/01/45	5,818,045
21,165,546	Pool SD0778	2.50%	12/01/51	18,395,887
10,609,113	Pool SD3012	3.00%	05/01/52	9,740,718
254,928	Pool SD3511	6.00%	08/01/53	263,027
7,998,363	Pool SD8213	3.00%	05/01/52	7,254,203
7,408,013	Pool SD8245	4.50%	09/01/52	7,366,226
5,443,758	Pool SD8266	4.50%	11/01/52	5,406,325
5,227,320	Pool SD8272	3.00%	12/01/52	4,737,565
3,707,935	Pool SD8275	4.50%	12/01/52	3,680,667
25,807,339	Pool SD8491	5.00%	12/01/54	25,962,945
7,689,267	Pool TA0176	5.50%	12/01/55	7,852,036
	Federal National Mortgage Association
416,357	Pool AM2974	4.10%	04/01/43	402,107
26,862,374	Pool BQ7973	2.00%	02/01/51	22,464,102
13,060,454	Pool BV3023	2.00%	02/01/52	10,861,436
13,420,357	Pool CB4808	4.00%	10/01/52	13,061,660
4,921,575	Pool DC9671	5.50%	01/01/55	5,028,131
6,053,336	Pool DE3460	5.50%	07/01/55	6,114,879
4,395,018	Pool DE9741	5.50%	10/01/55	4,486,639
4,047,241	Pool DF6383	5.50%	12/01/55	4,131,614
4,456,825	Pool DF9514	5.50%	01/01/56	4,544,799
13,393,617	Pool DG2890	5.00%	02/01/56	13,490,767
4,423,844	Pool FA1868	7.00%	03/01/55	4,799,784
8,254,293	Pool FA3679	5.50%	03/01/55	8,482,768
4,935,918	Pool FA3829	3.50%	08/01/49	4,691,227
17,601,585	Pool FA4541	5.00%	02/01/56	17,765,555
9,177,031	Pool FS1598	2.00%	04/01/52	7,631,852
5,891,450	Pool FS5984	3.00%	12/01/50	5,423,219
4,197,091	Pool FS6925	2.50%	12/01/51	3,646,372
283,002	Pool FS6980	6.00%	01/01/44	293,020
10,540,878	Pool FS7252	5.00%	11/01/53	10,639,569
2,593,588	Pool MA4599	3.00%	05/01/52	2,352,284
2,646,310	Pool MA4784	4.50%	10/01/52	2,631,382
16,373,169	Pool MA4840	4.50%	12/01/52	16,267,330
15,838,853	Pool MA4958	4.50%	03/01/53	15,720,606
	Government National Mortgage Association
1,021,088	Pool 786951	6.00%	09/20/38	1,052,024
1,332,740	Pool 786973	6.00%	09/20/53	1,389,127
1,856,243	Pool 787961	7.00%	12/20/54	1,898,544
See Notes to Financial Statements

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Government National Mortgage Association (Continued)
$7,576,835	Pool 788213	7.50%	10/20/55	$7,959,672
4,333,953	Pool DK3590	6.50%	07/20/55	4,494,602
5,433,552	Pool MA8427	4.50%	11/20/52	5,413,790
				307,423,180
	Total U.S. Government Agency Mortgage-Backed Securities			355,308,860
	(Cost $349,565,905)
FOREIGN CORPORATE BONDS AND NOTES — 5.9%
	Airlines — 0.4%
5,333,000	AS Mileage Plan IP Ltd. (a)	5.02%	10/20/29	5,424,739
7,790,000	AS Mileage Plan IP Ltd. (a)	5.31%	10/20/31	7,946,073
				13,370,812
	Apparel — 0.9%
20,342,000	Gildan Activewear, Inc. (a)	4.70%	10/07/30	20,477,982
9,463,000	Gildan Activewear, Inc. (a)	5.40%	10/07/35	9,579,798
				30,057,780
	Banks — 0.5%
7,298,000	Danske Bank A/S (a) (c)	5.71%	03/01/30	7,618,013
3,000,000	Mizuho Financial Group, Inc. (c)	4.44%	05/12/32	3,017,889
1,585,000	Santander UK Group Holdings PLC (c)	1.67%	06/14/27	1,574,092
2,564,000	UBS Group AG (a) (c)	5.20%	08/10/37	2,588,308
				14,798,302
	Beverages — 0.1%
3,170,000	Bacardi Ltd. (a)	4.70%	05/15/28	3,202,644
	Biotechnology — 0.3%
8,000,000	GENMAB A/S / GENMAB FINANCE LLC (a)	7.25%	12/15/33	8,493,688
	Commercial Services — 0.4%
12,500,000	Element Fleet Management Corp. (a)	4.64%	11/24/30	12,627,701
	Diversified Financial Services — 0.1%
2,000,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.45%	10/29/26	1,980,962
115,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.88%	01/23/28	114,816
315,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.75%	06/06/28	326,280
1,650,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.00%	10/29/28	1,605,707
				4,027,765
	Entertainment — 0.6%
8,760,000	Brightstar Lottery PLC / Brightstar Global Solutions Corp. (a)	5.75%	01/15/33	8,710,760
11,325,000	Flutter Treasury DAC (a)	5.88%	06/04/31	11,299,848
				20,010,608
	Environmental Control — 0.4%
11,400,000	GFL Environmental, Inc. (a)	4.00%	08/01/28	11,230,758
750,000	GFL Environmental, Inc. (a)	3.50%	09/01/28	733,986
				11,964,744
	Leisure Time — 1.4%
11,515,000	Carnival Corp. (a)	4.00%	08/01/28	11,442,095
14,435,000	Carnival Corp. (a)	5.75%	08/01/32	14,998,672
7,300,000	NCL Corp. Ltd. (a)	6.25%	09/15/33	7,372,774
See Notes to Financial Statements

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Leisure Time (Continued)
$7,330,000	Viking Cruises Ltd. (a)	9.13%	07/15/31	$7,802,455
4,810,000	Viking Cruises Ltd. (a)	5.88%	10/15/33	4,909,784
				46,525,780
	Machinery-Diversified — 0.0%
1,392,300	Oregon Tool Lux, L.P. (a)	7.88%	10/15/29	723,996
	Oil & Gas — 0.5%
4,997,000	Saudi Arabian Oil Co. (a)	4.00%	02/02/29	5,000,710
3,196,000	Saudi Arabian Oil Co. (a)	4.38%	02/02/31	3,197,763
8,100,000	Saudi Arabian Oil Co. (a)	5.00%	02/02/36	8,115,592
482,000	Transocean International Ltd. (a)	7.88%	10/15/32	517,776
				16,831,841
	Software — 0.2%
6,731,000	Open Text Corp. (a)	6.90%	12/01/27	6,917,758
	Telecommunications — 0.1%
4,140,000	SoftBank Corp. (a)	4.70%	07/09/30	4,203,551
	Total Foreign Corporate Bonds and Notes			193,756,970
	(Cost $190,626,487)

Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES — 5.1%
	Banks — 1.3%
4,820,000	Citigroup, Inc., Series JJ (c)	6.50%	(k)	4,893,466
2,191,000	CoBank ACB, Series M (c)	7.13%	(k)	2,279,882
3,257,000	Farm Credit Bank of Texas, Series 6 (c)	7.00%	(k)	3,380,236
3,143,000	JPMorgan Chase & Co., Series KK (c)	3.65%	(k)	3,133,767
4,965,000	PNC Financial Services Group (The), Inc., Series T (c)	3.40%	(k)	4,910,228
5,399,000	Truist Financial Corp., Series N (c)	6.67%	(k)	5,439,439
11,997,000	US Bancorp (c)	3.70%	(k)	11,894,914
4,699,000	Wells Fargo & Co., Series BB (c)	3.90%	(k)	4,696,982
				40,628,914
	Capital Markets — 1.6%
2,380,000	Bank of New York Mellon (The) Corp., Series M (b) (c)	5.63%	(k)	2,380,201
14,414,000	Charles Schwab (The) Corp., Series I (c)	4.00%	(k)	14,373,596
9,085,000	Goldman Sachs Group (The), Inc., Series X (c)	7.50%	(k)	9,676,206
16,170,000	UBS Group AG (a) (c) (l)	7.13%	(k)	16,574,056
10,290,000	UBS Group AG (a) (c) (l)	6.60%	(k)	10,359,108
				53,363,167
	Consumer Finance — 0.6%
7,937,000	Ally Financial, Inc., Series B (c)	4.70%	(k)	7,921,514
3,625,000	Ally Financial, Inc., Series C (c)	4.70%	(k)	3,428,906
8,155,000	American Express Co. (c)	3.55%	(k)	8,110,010
				19,460,430
	Electric Utilities — 0.5%
10,621,000	American Electric Power Co., Inc. (c)	3.88%	02/15/62	10,474,250
2,420,000	Eversource Energy, Series A (c)	6.10%	08/15/56	2,431,898
3,797,000	Xcel Energy, Inc. (b) (c)	5.75%	12/03/56	3,806,476
				16,712,624
See Notes to Financial Statements

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Financial Services — 0.1%
$3,134,000	National Rural Utilities Cooperative Finance Corp. (c)	5.25%	04/20/46	$3,146,065
	Health Care Providers & Services — 0.5%
15,460,000	CVS Health Corp. (c)	7.00%	03/10/55	16,270,243
	Independent Power and Renewable Electricity Producers — 0.0%
929,000	Vistra Corp., Series C (a) (c)	8.88%	(k)	1,026,963
	Multi-Utilities — 0.2%
4,268,000	Dominion Energy, Inc. (c)	6.20%	02/15/56	4,346,774
2,519,000	Dominion Energy, Inc. (c)	6.00%	02/15/56	2,557,624
				6,904,398
	Oil, Gas & Consumable Fuels — 0.3%
2,281,000	Energy Transfer, L.P., Series B (c)	6.63%	(k)	2,312,117
7,920,000	Energy Transfer, L.P., Series G (c)	7.13%	(k)	8,221,958
				10,534,075
	Total Capital Preferred Securities			168,046,879
	(Cost $164,244,258)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES — 2.8%
	Collateralized Mortgage Obligations — 0.3%
	CIM Trust
5,575,062	Series 2020-R6, Class A1 (a)	2.25%	12/25/60	5,075,826
	Credit Suisse Mortgage Trust
101,585	Series 2022-RPL1, Class CERT (a)	4.23%	04/25/61	95,163
	Federal Home Loan Mortgage Corporation STACR REMIC Trust
3,666,726	Series 2024-DNA3, Class M2, 30 Day Average SOFR + 1.45% (a) (g)	5.12%	10/25/44	3,670,146
				8,841,135
	Commercial Mortgage-Backed Securities — 2.5%
	245 Park Avenue Trust
4,441,000	Series 2017-245P, Class A (a)	3.51%	06/05/37	4,380,293
	BFLD Mortgage Trust
3,791,000	Series 2024-VICT, Class A, 1 Mo. CME Term SOFR + 1.89% (a) (g)	5.55%	07/15/41	3,801,158
	BX Commercial Mortgage Trust
3,420,000	Series 2020-VIV3, Class B (a) (h)	3.54%	03/09/44	3,293,437
4,050,000	Series 2020-VIV4, Class A (a)	2.84%	03/09/44	3,812,181
2,614,686	Series 2021-ACNT, Class C, 1 Mo. CME Term SOFR + CSA + 1.50% (a) (g)	5.27%	11/15/38	2,614,623
2,845,000	Series 2022-AHP, Class AS, 1 Mo. CME Term SOFR + 1.49% (a) (g)	5.15%	01/17/39	2,846,024
	BX Trust
2,800,000	Series 2019-OC11, Class A (a)	3.20%	12/09/41	2,693,025
2,261,716	Series 2021-LBA, Class CV, 1 Mo. CME Term SOFR + CSA + 1.60% (a) (g)	5.37%	02/15/36	2,262,275
4,146,216	Series 2021-LBA, Class DV, 1 Mo. CME Term SOFR + CSA + 1.85% (a) (g)	5.62%	02/15/36	4,148,955
See Notes to Financial Statements

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	BX Trust (Continued)
$1,869,868	Series 2021-RISE, Class D, 1 Mo. CME Term SOFR + CSA + 1.75% (a) (g)	5.52%	11/15/36	$1,870,714
2,185,000	Series 2024-BIO, Class B, 1 Mo. CME Term SOFR + 1.94% (a) (g)	5.60%	02/15/41	2,188,774
	BXHPP Trust
6,225,000	Series 2021-FILM, Class A, 1 Mo. CME Term SOFR + CSA + 0.65% (a) (g)	4.42%	08/15/36	5,937,094
	BXP Trust
3,200,000	Series 2017-GM, Class C (a) (h)	3.42%	06/13/39	3,132,969
	DOLP Trust
6,000,000	Series 2021-NYC, Class A (a)	2.96%	05/10/41	5,473,013
	GS Mortgage Securities Corp Trust
4,230,000	Series 2023-FUN, Class B, 1 Mo. CME Term SOFR + 2.79% (a) (g)	6.45%	03/15/28	4,244,433
	HILT Commercial Mortgage Trust
2,711,000	Series 2024-ORL, Class B, 1 Mo. CME Term SOFR + 1.94% (a) (g)	5.60%	05/15/37	2,713,203
	MKT Mortgage Trust
4,530,000	Series 2020-525M, Class A (a)	2.69%	02/12/40	4,158,314
	One Bryant Park Trust
2,800,000	Series 2019-OBP, Class A (a)	2.52%	09/15/54	2,632,183
	SDR Commercial Mortgage Trust
3,715,000	Series 2024-DSNY, Class B, 1 Mo. CME Term SOFR + 1.74% (a) (g)	5.40%	05/15/39	3,719,750
	SFO Commercial Mortgage Trust
3,530,000	Series 2021-555, Class A, 1 Mo. CME Term SOFR + CSA + 1.15% (a) (g)	4.92%	05/15/38	3,524,323
	SLG Office Trust
2,950,000	Series 2021-OVA, Class C (a)	2.85%	07/15/41	2,669,959
	SREIT Trust
1,423,000	Series 2021-MFP2, Class C, 1 Mo. CME Term SOFR + CSA + 1.37% (a) (g)	5.15%	11/15/36	1,422,934
6,337,000	Series 2021-MFP2, Class D, 1 Mo. CME Term SOFR + CSA + 1.57% (a) (g)	5.34%	11/15/36	6,336,922
	STWD Mortgage Trust
1,550,000	Series 2021-LIH, Class AS, 1 Mo. CME Term SOFR + CSA + 1.26% (a) (g)	5.03%	11/15/36	1,545,660
				81,422,216
	Total Mortgage-Backed Securities			90,263,351
	(Cost $88,475,092)

Principal Value	Description	Rate (m)	Stated Maturity (n)	Value
SENIOR FLOATING-RATE LOAN INTERESTS — 2.4%
	Aerospace/Defense — 0.5%
15,487,141	TransDigm, Inc., Term Loan, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.17%	02/28/31	15,504,564
2,000,000	TransDigm, Inc., Term Loan N, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.16%	02/10/33	2,004,020
				17,508,584
See Notes to Financial Statements

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Principal Value	Description	Rate (m)	Stated Maturity (n)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Food and Beverage — 0.2%
$7,335,805	Chobani LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.92%	10/28/32	$7,370,943
	Gaming — 0.3%
8,263,038	Caesars Entertainment, Inc., Term Loan B1, 1 Mo. CME Term SOFR + 2.25%, 0.50% Floor	5.92%	02/06/31	8,213,460
	Healthcare — 0.3%
7,940,000	Medline Borrower, L.P., Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.17%	10/23/28	7,960,287
	Other Industrial — 0.1%
1,984,684	Asp Dream Acquisition Co., Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.25%, 0.75% Floor	8.02%	12/15/28	1,835,832
	Paper — 0.0%
26,558	Mativ Holdings, Inc., Delayed Draw Term Loan, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.00% Floor	6.27%	05/06/27	26,292
	Pharmaceuticals — 0.3%
6,044,651	Amneal Pharmaceuticals LLC, Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	6.67%	08/02/32	6,057,224
4,611,000	BioMarin Pharmaceutical, Inc., Term Loan B, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	5.42%	01/29/33	4,611,968
				10,669,192
	Restaurants — 0.5%
16,244,000	Raising Cane’s Restaurants LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.67%	10/24/32	16,244,000
	Retailers — 0.2%
7,443,467	ABG Intermediate Holdings 2 LLC, Term Loan B1, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.92%	12/21/28	7,431,521
	Total Senior Floating-Rate Loan Interests			77,260,111
	(Cost $77,400,874)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES — 0.8%
	Bayview Opportunity Master Fund VII
6,949,446	Series 2024-EDU1, Class E (j)	7.85%	06/25/47	7,029,333
	Carvana Auto Receivables Trust
2,800	Series 2021-P4, Class R (a)	(o)	09/11/28	314,180
19,300	Series 2022-N1, Class R (a)	(o)	12/11/28	860,641
17,100	Series 2022-P2, Class R (a)	(o)	05/10/29	2,063,205
9,800	Series 2023-N3, Class R (a)	(o)	09/10/30	1,859,232
8,700	Series 2023-P3, Class R (a)	(o)	08/12/30	890,670
	Chase Auto Owner Trust
10,000	Series 2022-AA, Class R1 (a)	(o)	06/25/30	628,638
	LAD Auto Receivables Trust
4,950,000	Series 2023-1A, Class D (a)	7.30%	06/17/30	5,005,150
	Skyline Aircraft Finance LLC
494,553	Series 2020-1, Class A (j) (p) (q)	3.23%	05/10/38	468,703
	SLM Student Loan EDC Repackaging Trust
1,000	Series 2013-M1, Class M1R (a)	(o)	10/28/29	153,830
See Notes to Financial Statements

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	SLM Student Loan Trust
$6,525	Series 2006-2, Class R	(o)	01/25/41	$294,288
1,375	Series 2007-4, Class R	(o)	01/25/42	134,897
	Westlake Automobile Receivables Trust
5,290,000	Series 2023-1A, Class D (a)	6.79%	11/15/28	5,402,891
	Total Asset-Backed Securities			25,105,658
	(Cost $27,590,458)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES — 0.5%
	Banks — 0.2%
74,024	Bank of Hawaii Corp.	8.00%	(k)	1,966,818
193,000	Citigroup, Inc., Series II	6.25%	(k)	4,902,200
				6,869,018
	Electric Utilities — 0.2%
233,000	Xcel Energy, Inc.	6.25%	10/15/85	5,813,350
	Financial Services — 0.1%
121,300	Jackson Financial, Inc. (c)	8.00%	(k)	3,135,605
	Total $25 Par Preferred Securities			15,817,973
	(Cost $15,725,885)

Shares	Description	Value
MONEY MARKET FUNDS — 1.5%
48,931,803	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (r)	48,931,803
	(Cost $48,931,803)

	Total Investments — 101.4%	3,305,206,121
	(Cost $3,252,717,315)
	Net Other Assets and Liabilities — (1.4)%	(45,579,792)
	Net Assets — 100.0%	$3,259,626,329

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At February 28, 2026, securities noted as such amounted to $1,031,724,806 or 31.7% of net assets.

(b)
When-issued security. The interest rate shown reflects the rate in effect at February 28, 2026. Interest will begin accruing on the security’s first settlement date (see Note 2B - Securities Transactions and Investment Income in the Notes to Financial
Statements).

(c)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at February 28, 2026.
At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(d)	The issuer will pay interest in cash and/or in PIK interest.
(e)	Security whose principal value is adjusted in accordance with changes to the country’s Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
(f)	Inverse floating rate security.
(g)	Floating or variable rate security.
See Notes to Financial Statements

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
(h)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(i)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(j)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(k)	Perpetual maturity.
(l)
This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At February 28, 2026, securities noted as such amounted to $26,933,164 or 0.8% of net assets. Of these securities, 0.0% originated in emerging markets, and 100.0% originated in foreign markets.

(m)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (ii) the lending rate offered by one or more major European banks, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a SOFR floor that establishes a minimum SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical SOFR period, spread and floor, but different SOFR reset dates.

(n)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(o)	Zero coupon security.
(p)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
February 28, 2026, securities noted as such are valued at $468,703 or 0.0% of net assets.

(q)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(r)	Rate shown reflects yield as of February 28, 2026.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
PIK	– Payment-in-kind
REMIC	– Real Estate Mortgage Investment Conduit
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
See Notes to Financial Statements

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$1,650,028,298	$—	$1,650,028,298	$—
U.S. Government Bonds and Notes	680,686,218	—	680,686,218	—
U.S. Government Agency Mortgage-Backed Securities	355,308,860	—	355,308,860	—
Foreign Corporate Bonds and Notes*	193,756,970	—	193,756,970	—
Capital Preferred Securities*	168,046,879	—	168,046,879	—
Mortgage-Backed Securities	90,263,351	—	90,263,351	—
Senior Floating-Rate Loan Interests*	77,260,111	—	77,260,111	—
Asset-Backed Securities	25,105,658	—	24,636,955	468,703
$25 Par Preferred Securities*	15,817,973	15,817,973	—	—
Money Market Funds	48,931,803	48,931,803	—	—
Total Investments	$3,305,206,121	$64,749,776	$3,239,987,642	$468,703

*	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities
February 28, 2026 (Unaudited)

	First Trust Smith Opportunistic Fixed Income ETF (FIXD)	First Trust Smith Unconstrained Bond ETF (UCON)
ASSETS:
Investments, at value	$3,504,918,407	$3,305,206,121
Cash	7,902,557	1,526,777
Receivables:
Investment securities sold	36,389,943	28,789,001
Interest	33,058,108	31,757,253
Dividends	53,113	71,145
Total Assets	3,582,322,128	3,367,350,297

LIABILITIES:
Payables:
Investment securities purchased	90,167,702	105,627,925
Investment advisory fees	1,715,341	2,096,043
Total Liabilities	91,883,043	107,723,968
NET ASSETS	$3,490,439,085	$3,259,626,329

NET ASSETS consist of:
Paid-in capital	$4,382,486,823	$3,259,449,767
Par value	780,500	1,291,500
Accumulated distributable earnings (loss)	(892,828,238)	(1,114,938)
NET ASSETS	$3,490,439,085	$3,259,626,329
NET ASSET VALUE, per share	$44.72	$25.24
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	78,050,002	129,150,002
Investments, at cost	$3,455,022,667	$3,252,717,315
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Operations
For the Six Months Ended February 28, 2026 (Unaudited)

	First Trust Smith Opportunistic Fixed Income ETF (FIXD)	First Trust Smith Unconstrained Bond ETF (UCON)
INVESTMENT INCOME:
Interest	$79,947,441	$77,313,354
Dividends	802,699	729,336
Total investment income	80,750,140	78,042,690

EXPENSES:
Investment advisory fees	10,952,945	13,076,433
Other expenses	254,231	223,859
Total expenses	11,207,176	13,300,292
NET INVESTMENT INCOME (LOSS)	69,542,964	64,742,398

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	24,806,944	13,277,730
Net change in unrealized appreciation (depreciation) on investments	40,107,947	21,437,251
NET REALIZED AND UNREALIZED GAIN (LOSS)	64,914,891	34,714,981
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$134,457,855	$99,457,379
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets

	First Trust Smith Opportunistic Fixed Income ETF (FIXD)		First Trust Smith Unconstrained Bond ETF (UCON)
	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025
OPERATIONS:
Net investment income (loss)	$69,542,964	$183,355,915	$64,742,398	$149,324,726
Net realized gain (loss)	24,806,944	(254,159,256)	13,277,730	(36,520,389)
Net increase from payment by the advisor	—	762	—	1,953
Net change in unrealized appreciation (depreciation)	40,107,947	142,678,823	21,437,251	45,283,875
Net increase (decrease) in net assets resulting from operations	134,457,855	71,876,244	99,457,379	158,090,165

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(81,931,752)	(182,135,254)	(75,206,751)	(146,204,502)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	102,573,743	463,785,267	282,718,237	672,776,470
Cost of shares redeemed	(6,667,508)	(2,291,057,603)	—	(638,460,543)
Net increase (decrease) in net assets resulting from shareholder transactions	95,906,235	(1,827,272,336)	282,718,237	34,315,927
Total increase (decrease) in net assets	148,432,338	(1,937,531,346)	306,968,865	46,201,590

NET ASSETS:
Beginning of period	3,342,006,747	5,279,538,093	2,952,657,464	2,906,455,874
End of period	$3,490,439,085	$3,342,006,747	$3,259,626,329	$2,952,657,464

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	75,900,002	118,200,002	117,950,002	116,750,002
Shares sold	2,300,000	10,350,000	11,200,000	27,000,000
Shares redeemed	(150,000)	(52,650,000)	—	(25,800,000)
Shares outstanding, end of period	78,050,002	75,900,002	129,150,002	117,950,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights
For a share outstanding throughout each period
First Trust Smith Opportunistic Fixed Income ETF (FIXD)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$44.03	$44.67	$43.42	$46.17	$53.98	$55.16
Income from investment operations:
Net investment income (loss)	0.90 (a)	1.85 (a)	1.85 (a)	1.64 (a)	0.88	0.76
Net realized and unrealized gain (loss)	0.86	(0.63) (b)	1.31	(2.64)	(7.76)	(0.34)
Total from investment operations	1.76	1.22	3.16	(1.00)	(6.88)	0.42
Distributions paid to shareholders from:
Net investment income	(1.07)	(1.86)	(1.91)	(1.75)	(0.93)	(0.81)
Net realized gain	—	—	—	—	—	(0.75)
Return of capital	—	—	—	—	—	(0.04)
Total distributions	(1.07)	(1.86)	(1.91)	(1.75)	(0.93)	(1.60)
Net asset value, end of period	$44.72	$44.03	$44.67	$43.42	$46.17	$53.98
Total return (c)	4.02%	2.83%	7.55%	(2.15)%	(12.84)%	0.77%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$3,490,439	$3,342,007	$5,279,538	$4,539,493	$3,548,443	$5,297,667
Ratio of total expenses to average net assets	0.66% (d) (e) (f)	0.64% (e)	0.64%	0.65%	0.65%	0.65%
Ratio of net expenses to average net assets	0.66% (d) (e) (f)	0.64% (e)	0.64%	0.62%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets	4.10% (d) (e)	4.22% (e)	4.29%	3.72%	1.74%	1.34%
Portfolio turnover rate (g)	87%	384%	511% (h)	456% (h)	445% (h)	497% (h)

(a)	Based on average shares outstanding.
(b)
The Fund received a payment from the advisor in the amount of $762 in connection with a trade error, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(d)	Annualized.
(e)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(f)	Includes extraordinary expenses. If these extraordinary expenses were not included, the total and net expense ratios would have been 0.65%.
(g)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(h)	The portfolio turnover rate not including mortgage dollar rolls was 345%, 290%, 271% and 282% for the years ending August 31, 2024, August 31, 2023, August 31, 2022 and August 31, 2021, respectively.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Smith Unconstrained Bond ETF (UCON)

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$25.03	$24.89	$24.19	$24.57	$26.56	$26.19
Income from investment operations:
Net investment income (loss)	0.52 (a)	1.16 (a)	1.24 (a)	1.11 (a)	0.55	0.53
Net realized and unrealized gain (loss)	0.30	0.12 (b)	0.72	(0.35)	(2.01)	0.52
Total from investment operations	0.82	1.28	1.96	0.76	(1.46)	1.05
Distributions paid to shareholders from:
Net investment income	(0.61)	(1.14)	(1.26)	(1.14)	(0.52)	(0.51)
Net realized gain	—	—	—	—	(0.01)	(0.17)
Total distributions	(0.61)	(1.14)	(1.26)	(1.14)	(0.53)	(0.68)
Net asset value, end of period	$25.24	$25.03	$24.89	$24.19	$24.57	$26.56
Total return (c)	3.25%	5.32%	8.35%	3.18%	(5.55)%	4.04%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$3,259,626	$2,952,657	$2,906,456	$1,488,897	$1,268,815	$608,317
Ratio of total expenses to average net assets	0.86% (d) (e) (f)	0.85% (e)	0.85%	0.85%	0.85%	0.85%
Ratio of net expenses to average net assets	0.86% (d) (e) (f)	0.85% (e)	0.85%	0.82%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets	4.19% (d) (e)	4.69% (e)	5.11%	4.60%	2.35%	1.90%
Portfolio turnover rate (g)	81%	305%	314% (h)	257% (h)	208% (h)	190% (h)

(a)	Based on average shares outstanding.
(b)
The Fund received a payment from the advisor in the amount of $1,953 in connection with a trade error, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(d)	Annualized.
(e)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(f)	Includes extraordinary expenses. If these extraordinary expenses were not included, the total and net expense ratios would have been 0.85%.
(g)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(h)	The portfolio turnover rate not including mortgage dollar rolls was 138%, 33%, 43%, and 40% for the years ending August 31, 2024, August 31, 2023, August 31, 2022, and August 31, 2021, respectively.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund VIII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the two funds (each a “Fund” and collectively, the “Funds”), each a diversified series of the Trust, listed below:

First Trust Smith Opportunistic Fixed Income ETF – (Nasdaq, Inc. (“Nasdaq”) ticker “FIXD”)
First Trust Smith Unconstrained Bond ETF – (NYSE Arca, Inc. (“NYSE Arca”) ticker “UCON”)
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund. FIXD’s and UCON’s investment objective is to seek to maximize long-term total return. Each of FIXD and UCON seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in fixed income securities.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Corporate bonds, corporate notes, U.S. government securities, mortgage-backed securities, asset-backed securities, municipal securities, capital preferred securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.
Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Shares of open-end funds are valued based on NAV per share.
Senior Floating-Rate Loan Interests (“Senior Loans”)(1) are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the borrower/issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;

(1)
The terms “security” and “securities” used throughout the Notes to Financial Statements include Senior Loans.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
 5)
the type, size and cost of a security;
 6)
the financial statements of the borrower/issuer or the financial condition of the country of issue;
 7)
the credit quality and cash flow of the borrower/issuer, or country of issue, based on the Pricing Committee’s, Smith Capital Investors, LLC (“Smith” or the “Sub-Advisor”) or portfolio manager’s analysis, as applicable, or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities of the borrower/issuer, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security;
12)
the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management (for corporate debt only);
13)
the economic, political and social prospects/developments of the country of issue and the assessment of the country’s government leaders/officials (for sovereign debt only);
14)
the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only);
15)
the borrower’s/issuer’s competitive position within the industry;
16)
the borrower’s/issuer’s ability to access additional liquidity through public and/or private markets; and
17)
other relevant factors.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of February 28, 2026, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security purchased is subject to market fluctuations during this period. Each Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At February 28, 2026, FIXD and UCON held $49,250,150 and $ 60,046,426, respectively, of when-issued or delayed-delivery securities. At February 28, 2026, FIXD and UCON had no forward purchase commitments.
C. Interest-Only Securities
An interest-only security (“IO Security”) is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on each Fund’s Portfolio of Investments.
D. Unfunded Loan Commitments
Each Fund may enter into certain credit agreements, all or a portion of which may be unfunded. Each Fund is obligated to fund these loan commitments at the borrower’s discretion. Unfunded loan commitments are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. Unfunded loan commitments are categorized as Level 2 within the fair value hierarchy. In connection with these commitments, each Fund earns a commitment fee typically set as a percentage of the commitment amount. The commitment fees are included in “Interest” on the Statements of Operations. As of February 28, 2026, FIXD and UCON had no unfunded loan commitments.
E. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended August 31, 2025 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Smith Opportunistic Fixed Income ETF	$182,135,254	$—	$—
First Trust Smith Unconstrained Bond ETF	146,204,502	—	—
As of August 31, 2025, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Smith Opportunistic Fixed Income ETF	$9,304,990	$(926,840,764)	$(27,818,567)
First Trust Smith Unconstrained Bond ETF	7,523,681	(52,122,347)	19,233,100

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
F. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2022, 2023, 2024, and 2025 remain open to federal and state audit. As of February 28, 2026, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2025, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust Smith Opportunistic Fixed Income ETF	$926,840,764
First Trust Smith Unconstrained Bond ETF	52,122,347
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended August 31, 2025, the Funds had no net late year ordinary or capital losses.
As of February 28, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Smith Opportunistic Fixed Income ETF	$3,455,022,667	$75,160,455	$(25,264,715)	$49,895,740
First Trust Smith Unconstrained Bond ETF	3,252,717,315	65,718,714	(13,229,908)	52,488,806
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
H. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
Smith serves as the Funds’ sub-advisor and manages each Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Funds, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Advisor and Smith, First Trust will supervise Smith and its management of the investment of each Fund’s assets and will pay Smith for its services as the Funds’ sub-advisor. Smith receives a sub-advisory fee equal to 50% of any remaining monthly unitary management fee paid to the Advisor after the average Fund’s expenses accrued during the most recent twelve months are subtracted from the unitary management fee for that month. During any period in which the Advisor’s management fee is reduced in accordance with the breakpoints described below, the investment sub-advisory fee (which is based on the Advisor’s management fee) paid to Smith will be reduced to reflect the reduction in the Advisor’s management fee. First Trust will also be responsible for each Fund’s expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net asset (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints	FIXD	UCON
Fund net assets up to and including $2.5 billion	0.65000%	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.63375%	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.61750%	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.60125%	0.78625%
Fund net assets greater than $10 billion	0.58500%	0.76500%
During the fiscal year ended August 31, 2025, FIXD and UCON received a payment from the Advisor in the amount of $762 and $1,953, respectively, in connection with a trade error.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation, prior to January 1, 2026, allocated pro rata among each fund in the First Trust Fund Complex based on net assets, and effective January 1, 2026, allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
4. Purchases and Sales of Securities
For the six months ended February 28, 2026, the cost of purchases and proceeds from sales and paydowns of U.S. Government securities and non-U.S. Government securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Smith Opportunistic Fixed Income ETF
U.S. Government securities	$2,076,803,740	$2,281,916,988
Non-U.S. Government securities	962,673,100	643,605,619
First Trust Smith Unconstrained Bond ETF
U.S. Government securities	1,624,244,302	1,902,948,837
Non-U.S. Government securities	1,165,549,473	582,520,924
For the six months ended February 28, 2026, the Funds had no in-kind transactions.
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2026.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Exchange-Traded Fund VIII
February 28, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the six months ended February 28, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the six months ended February 28, 2026.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended February 28, 2026

First Trust Exchange-Traded Fund VIII

First Trust Securitized Plus ETF (DEED)

First Trust Exchange-Traded Fund VIII
Semi-Annual Financial Statements and Other Information
February 28, 2026
Performance and Risk Disclosure
There is no assurance that First Trust Securitized Plus ETF (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Securitized Plus ETF (DEED)
Portfolio of Investments
February 28, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 53.1%
	Collateralized Mortgage Obligations — 19.2%
	Federal Home Loan Mortgage Corporation
$404,775	Series 4292, Class PB	3.50%	01/15/44	$376,264
360,267	Series 4639, Class HZ	3.25%	04/15/53	313,949
415,000	Series 4753, Class HL	3.00%	02/15/48	374,116
794,293	Series 4765, Class PZ	3.00%	01/15/48	655,978
925,000	Series 5210, Class LB	3.00%	08/25/50	754,860
960,354	Series 5435, Class BS, (30 Day Average SOFR) ×-2+ 11.93% (a)	4.59%	07/25/54	916,705
	Federal Home Loan Mortgage Corporation Seasoned Loans Structured Transaction Trust
1,250,000	Series 2025-1, Class A2	3.00%	05/25/35	1,116,126
1,321,110	Series 2025-1, Class YF, 30 Day Average SOFR + 1.10% (b) (c)	4.77%	05/25/35	1,337,312
	Federal National Mortgage Association
64,095	Series 2006-56, Class FE, 30 Day Average SOFR + CSA + 0.43% (c)	4.21%	07/25/36	63,950
1,475,000	Series 2015-32, Class PB	3.00%	05/25/45	1,300,855
979,825	Series 2022-57, Class FB, 30 Day Average SOFR + 0.70% (c)	4.37%	09/25/52	973,450
1,100,545	Series 2022-65, Class FB, 30 Day Average SOFR + 0.80% (c)	4.47%	09/25/52	1,095,561
922,040	Series 2022-66, Class CF, 30 Day Average SOFR + 0.80% (c)	4.47%	10/25/52	919,010
336,389	Series 2024-73, Class FB, 30 Day Average SOFR + 1.20% (c)	4.87%	10/25/54	339,033
1,145,467	Series 2024-84, Class FD, 30 Day Average SOFR + 1.15% (c)	4.82%	11/25/54	1,153,899
1,356,660	Series 2025-49, Class FA, 30 Day Average SOFR + 0.80% (c)	4.47%	06/25/55	1,354,780
	Government National Mortgage Association
460,000	Series 2013-39, Class DP	2.50%	03/20/43	378,251
292,904	Series 2015-39, Class ZA	3.50%	03/20/45	277,487
434,267	Series 2015-103, Class ZA	3.50%	07/20/45	384,621
583,934	Series 2017-38, Class Z	4.00%	03/20/47	541,748
1,486,985	Series 2017-117, Class ZN	3.00%	08/20/47	1,272,614
483,595	Series 2021-125, Class EL	1.50%	07/20/51	317,122
374,669	Series 2023-18, Class AZ	4.75%	02/20/53	351,330
285,000	Series 2023-81, Class AL	4.50%	08/20/40	282,556
				16,851,577
	Commercial Mortgage-Backed Securities — 5.0%
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates
3,817,529	Series K546, Class X1, IO (d)	0.89%	05/25/30	128,829
234,417	Series K732, Class X3, IO (d)	4.10%	05/25/46	97
400,000	Series KJ52, Class A2	4.76%	01/25/32	411,964
	Government National Mortgage Association
11,544,376	Series 2021-31, Class IO, IO (d)	0.94%	01/16/61	813,530
14,348,146	Series 2024-47, Class AI, IO	0.75%	06/16/64	745,079
11,032,836	Series 2025-21, Class IO, IO (d)	0.95%	04/16/65	787,216
8,282,337	Series 2025-153, Class IO, IO (d)	0.85%	09/16/67	626,512
13,844,941	Series 2025-206, Class IO, IO (d)	0.80%	04/16/64	845,376
				4,358,603
	Pass-Through Securities — 28.9%
	Federal Home Loan Mortgage Corporation
70,804	Pool G60659	3.50%	08/01/46	68,270
83,533	Pool G61748	3.50%	11/01/48	80,511
96,700	Pool G67706	3.50%	12/01/47	93,317

First Trust Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$126,746	Pool G67710	3.50%	03/01/48	$121,659
780,510	Pool QC8921	2.50%	10/01/51	688,825
1,265,203	Pool QD7088	2.00%	02/01/52	1,064,880
203,575	Pool RA5286	2.50%	05/01/51	176,861
249,302	Pool RA5552	3.00%	07/01/51	227,091
650,246	Pool RE6055	2.50%	08/01/50	554,685
87,531	Pool SD0499	3.00%	08/01/50	80,928
778,609	Pool SD0956	2.50%	04/01/52	688,177
377,994	Pool SD1382	4.00%	08/01/52	369,382
347,550	Pool SD7502	3.50%	07/01/49	331,708
90,097	Pool SD7511	3.50%	01/01/50	86,280
1,352,024	Pool SL1390	4.00%	07/01/50	1,335,534
1,418,067	Pool SL1523	3.50%	07/01/50	1,348,750
57,656	Pool ZM1779	3.00%	09/01/46	53,539
	Federal National Mortgage Association
1,472,599	Pool AL9394	3.00%	11/01/46	1,354,079
20,210	Pool BE3619	4.00%	05/01/47	19,947
1,358,711	Pool BM4963	3.00%	05/01/48	1,255,199
243,988	Pool BQ1163	2.00%	08/01/50	204,291
495,250	Pool BQ1226	2.00%	09/01/50	415,083
601,418	Pool BU9074	2.00%	01/01/52	505,319
452,002	Pool BV4119	2.50%	03/01/52	394,652
208,508	Pool BV5358	2.50%	04/01/52	181,988
1,033,263	Pool BV8477	3.00%	05/01/52	942,187
521,981	Pool BV9960	4.00%	06/01/52	512,039
41,053	Pool CA0995	3.50%	01/01/48	39,096
440,193	Pool CA5689	3.00%	05/01/50	406,252
966,709	Pool CB2411	2.50%	12/01/51	844,360
434,671	Pool CB2430	3.00%	12/01/51	393,945
454,538	Pool CB2802	2.00%	02/01/52	381,608
1,288,906	Pool FA1348	4.50%	09/01/52	1,304,422
1,240,775	Pool FA1641	4.50%	09/01/50	1,253,436
1,141,570	Pool FS0139	2.50%	01/01/52	1,006,865
320,750	Pool FS3160	3.00%	06/01/52	291,432
3,500,000	Pool TBA (e)	6.00%	03/15/56	3,590,456
512,000	Pool TBA	5.50%	04/15/56	519,869
	Government National Mortgage Association
2,523,643	Pool MA7192	2.00%	02/20/51	2,140,191
				25,327,113
	Total U.S. Government Agency Mortgage-Backed Securities			46,537,293
	(Cost $46,178,687)
MORTGAGE-BACKED SECURITIES — 25.2%
	Collateralized Mortgage Obligations — 19.8%
	COLT Mortgage Loan Trust
1,350,000	Series 2021-HX1, Class B3A (b) (d)	4.11%	10/25/66	1,068,683
	Connecticut Avenue Securities Trust
475,000	Series 2021-R02, Class 2B2, 30 Day Average SOFR + 6.20% (b) (c)	9.87%	11/25/41	490,705

First Trust Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Credit Suisse Mortgage Trust
$925,452	Series 2021-RPL4, Class A1 (b)	4.15%	12/27/60	$923,216
	Ellington Financial Mortgage Trust
380,000	Series 2024-INV1, Class B2 (b) (d)	7.42%	03/25/69	379,543
	FARM Mortgage Trust
729,114	Series 2021-1, Class B (b) (d)	3.23%	07/25/51	584,974
1,127,663	Series 2025-1, Class B (b)	5.63%	08/01/55	1,003,673
	Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust
985,561	Series 2017-1, Class M2 (b)	4.00%	01/25/56	964,853
1,102,733	Series 2017-3, Class M2 (b)	4.75%	07/25/56	1,097,652
850,619	Series 2017-4, Class M (b)	4.75%	06/25/57	847,243
	Fidelis Mortgage Trust
380,000	Series 2025-RTL2, Class A1 (b) (f)	5.57%	07/25/40	383,218
	GS Mortgage-Backed Securities Trust
755,000	Series 2020-NQM1, Class B1 (b)	5.14%	09/27/60	751,339
	HOMES Trust
958,827	Series 2025-AFC4, Class A1 (b) (c) (g)	5.15%	11/25/60	966,309
	Mill City Mortgage Loan Trust
1,350,000	Series 2019-GS2, Class B2 (b) (d)	3.25%	08/25/59	1,099,117
	PRPM
1,000,000	Series 2025-3, Class A2, steps up to 12.07% on 05/01/28 (b) (f)	9.07%	05/25/30	999,621
	PRPM LLC
1,000,000	Series 2025-6, Class M1 (b)	10.56%	08/25/28	1,001,497
565,000	Series 2025-RCF4, Class M2, steps up to 5.50% on 08/01/29 (b) (f)	4.50%	08/25/55	534,335
400,000	Series 2025-RCF6, Class M1, steps up to 6.50% on 12/01/29 (b) (f)	5.50%	12/25/55	403,167
1,250,000	Series 2025-RPL4, Class M1A, steps up to 4.00% on 05/01/29 (b) (f)	3.00%	05/25/55	1,138,476
	PRPM Trust
555,000	Series 2026-RCF1, Class M2, steps up to 6.50% on 01/01/30 (b) (f)	5.50%	01/25/56	538,940
	Redwood Funding Trust
573,799	Series 2025-3, Class A (b)	6.23%	12/27/56	577,639
344,000	Series 2025-3, Class B (b)	7.75%	12/27/56	348,981
	Saluda Grade Alternative Mortgage Trust
745,000	Series 2024-RTL4, Class A2, steps up to 8.50% on 07/01/26 (b) (f)	7.50%	02/25/30	745,357
	SG Residential Mortgage Trust
567,440	Series 2022-1, Class A1 (b)	3.17%	03/27/62	551,073
				17,399,611
	Commercial Mortgage-Backed Securities — 5.4%
	BX Trust
1,000,000	Series 2025-DELC, Class A, 1 Mo. CME Term SOFR + 1.55% (b) (c)	5.21%	12/15/42	1,004,094
400,000	Series 2025-DELC, Class E, 1 Mo. CME Term SOFR + 3.05% (b) (c)	6.71%	12/15/42	401,710
	Citigroup Commercial Mortgage Trust
1,370,240	Series 2016-P3, Class XA, IO (d) (h)	1.58%	04/15/49	253

First Trust Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	COMM Mortgage Trust
$938,014	Series 2012-CR4, Class XA, IO (d)	1.14%	10/15/45	$19,855
10,453,678	Series 2014-UBS3, Class XB, IO (b) (d)	0.24%	06/10/47	222
7,000,000	Series 2015-LC21, Class XE, IO (b) (d)	0.99%	07/10/48	752
	Grace Trust
1,000,000	Series 2020-GRCE, Class X, IO (b) (d)	0.30%	12/10/40	12,381
	GS Mortgage Securities Trust
1,025,000	Series 2024-FAIR, Class E (b) (d)	9.45%	07/15/29	1,039,540
	JPMBB Commercial Mortgage Securities Trust
277,559	Series 2015-C32, Class XA, IO (d) (h)	1.10%	11/15/48	23
	JPMCC Commercial Mortgage Securities Trust
8,710,966	Series 2017-JP5, Class XA, IO (d)	0.78%	03/15/50	52,205
	JPMDB Commercial Mortgage Securities Trust
2,911,974	Series 2016-C2, Class XA, IO (d) (h)	1.39%	06/15/49	968
	MSWF Commercial Mortgage Trust
9,457,153	Series 2023-1, Class XA, IO (d)	0.86%	05/15/56	459,298
	NRTH Commercial Mortgage Trust
400,000	Series 2025-PARK, Class A, 1 Mo. CME Term SOFR + 1.39% (b) (c)	5.05%	10/15/40	401,303
	SFO Commercial Mortgage Trust
500,000	Series 2021-555, Class A, 1 Mo. CME Term SOFR + CSA + 1.15% (b) (c)	4.92%	05/15/38	499,196
500,000	Series 2021-555, Class D, 1 Mo. CME Term SOFR + CSA + 2.40% (b) (c)	6.17%	05/15/38	496,430
	SMRT
105,000,000	Series 2022-MINI, Class XCP, IO (b) (d)	0.00%	01/15/39	12,810
	TEXAS Commercial Mortgage Trust
260,000	Series 2025-TWR, Class C, 1 Mo. CME Term SOFR + 2.14% (b) (c)	5.80%	04/15/42	260,812
	Wells Fargo Commercial Mortgage Trust
19,408	Series 2016-C33, Class XA, IO (d)	1.45%	03/15/59	4
5,823,000	Series 2016-C37, Class XEF, IO (b) (d)	1.60%	12/15/49	59,965
	WFRBS Commercial Mortgage Trust
100,690	Series 2014-C22, Class XA, IO (d)	0.27%	09/15/57	17
				4,721,838
	Total Mortgage-Backed Securities			22,121,449
	(Cost $21,637,711)
ASSET-BACKED SECURITIES — 16.6%
	CoreVest American Finance Trust
1,317,611	Series 2021-2, Class XA, IO (b) (d)	2.93%	07/15/54	24,039
	Exeter Automobile Receivables Trust
1,000,000	Series 2025-3A, Class D	5.57%	10/15/31	1,028,251
	Flagship Credit Auto Trust
1,000,000	Series 2024-1, Class D (b)	6.30%	04/15/30	990,934
	GLS Auto Select Receivables Issuer Trust
375,000	Series 2025-4A, Class D (b)	5.61%	01/18/33	384,523
	Gracie Point International Funding LLC
744,000	Series 2025-1A, Class A, 30 Day Average SOFR + 1.50% (b) (c)	5.18%	08/15/28	745,572
1,460,000	Series 2025-1A, Class D, 30 Day Average SOFR + 4.50% (b) (c)	8.18%	08/15/28	1,460,952

First Trust Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Island Finance Trust
$1,000,000	Series 2025-1A, Class B (b)	7.95%	03/19/35	$1,012,894
	J.G. Wentworth LLC
364,465	Series 2017-2A, Class B (b)	5.09%	09/17/74	337,074
	Madison Park Funding Ltd.
1,000,000	Series 2019-35A, Class D2R2, 3 Mo. CME Term SOFR + 4.00% (b) (c)	7.58%	02/13/39	998,216
	Magnetite Ltd.
1,000,000	Series 2019-23A, Class ER2, 3 Mo. CME Term SOFR + 4.60% (b) (c)	8.25%	01/25/35	967,834
	Neuberger Berman Loan Advisers CLO Ltd.
250,000	Series 2020-39A, Class ER, 3 Mo. CME Term SOFR + 7.20% (b) (c)	10.87%	04/20/38	242,812
	PRET LLC
1,000,000	Series 2025-NPL6, Class A2, steps up to 12.72% on 06/25/29 (b) (f)	8.72%	06/25/55	1,006,352
250,000	Series 2025-NPL9, Class A2, steps up to 11.51% on 08/25/29 (b) (f)	7.51%	08/25/55	251,154
475,000	Series 2026-NPL1, Class A2, steps up to 10.53% on 12/25/29 (b) (f)	6.54%	01/25/56	477,567
415,328	Series 2026-NPL2, Class A1, steps up to 8.15% on 01/25/29 (b) (f)	5.15%	02/25/56	415,873
	Research-Driven Pagaya Motor Asset Trust
1,000,000	Series 2025-3A, Class E (b)	11.09%	02/27/34	1,002,721
	Research-Driven Pagaya Motor Trust
375,000	Series 2025-5A, Class C (b)	5.47%	06/26/34	378,409
375,000	Series 2025-5A, Class D (b)	6.01%	06/26/34	377,362
775,000	Series 2025-6A, Class C (b)	5.53%	08/25/34	777,356
	Saluda Grade Alternative Mortgage Trust
922,883	Series 2025-NPL1, Class A1, steps up to 10.12% on 12/01/27 (b) (f)	7.12%	01/25/30	930,113
	Vertical Bridge CC LLC
725,000	Series 2025-1A, Class C (b)	7.45%	08/16/55	745,685
	Total Asset-Backed Securities			14,555,693
	(Cost $14,597,634)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 0.8%
	Capital Markets — 0.8%
20,000	First Trust AAA CMBS ETF (i)	412,800
12,000	First Trust Structured Credit Income Opportunities ETF (i)	251,520
	Total Exchange-Traded Funds	664,320
	(Cost $651,437)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES — 0.5%
$800,000	U.S. Treasury Bond, STRIPS	(j)	11/15/40	410,299
	(Cost $396,771)

First Trust Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 6.3%
$500,000	U.S. Treasury Bills	(j)	03/05/26	$499,848
1,500,000	U.S. Treasury Bills	(j)	03/12/26	1,498,489
1,000,000	U.S. Treasury Bills	(j)	03/17/26	998,492
1,000,000	U.S. Treasury Bills	(j)	03/24/26	997,792
1,000,000	U.S. Treasury Bills	(j)	03/26/26	997,582
500,000	U.S. Treasury Bills	(j)	04/09/26	498,091
	Total U.S. Treasury Bills			5,490,294
	(Cost $5,489,883)

Shares	Description	Value
MONEY MARKET FUNDS — 5.1%
4,483,414	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.54% (k)	4,483,414
	(Cost $4,483,414)
	Total Investments — 107.6%	94,262,762
	(Cost $93,435,537)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT — (1.3)%
	Pass-Through Securities — (1.3)%
	Federal National Mortgage Association
$(500,000)	Pool TBA	3.00%	04/15/56	(452,035)
(788,000)	Pool TBA (e)	3.00%	05/15/56	(712,039)
	Total Investments Sold Short — (1.3)%			(1,164,074)
	(Proceeds $1,142,679)
	Net Other Assets and Liabilities — (6.3)%			(5,490,828)
	Net Assets — 100.0%			$87,607,860
Futures Contracts at February 28, 2026 (See Note 2D - Futures Contracts in the Notes to Financial Statements):

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	61	Jun-2026	$12,765,680	$18,946
U.S. 5-Year Treasury Notes	63	Jun-2026	6,938,859	33,545
U.S. 10-Year Treasury Notes	40	Jun-2026	4,552,500	29,156
U.S. Long (CBT) Bond	15	Jun-2026	1,777,031	13,418
Ultra 10-Year U.S. Treasury Notes	24	Jun-2026	2,801,625	16,345
Ultra U.S. Treasury Bond	18	Jun-2026	2,188,688	17,998
		Total	$31,024,383	$129,408

(a)	Inverse floating rate security.
(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At February 28, 2026, securities noted as such amounted to $36,453,580 or
41.6% of net assets.

First Trust Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
(c)	Floating or variable rate security.
(d)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(e)	All or a portion of this security is part of a mortgage dollar roll agreement (see Note 2G - Mortgage Dollar Rolls in the Notes to Financial Statements).
(f)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(g)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(h)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(i)	Investment in an affiliated fund.
(j)	Zero coupon security.
(k)	Rate shown reflects yield as of February 28, 2026.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
SOFR	– Secured Overnight Financing Rate
STRIPS	– Separate Trading of Registered Interest and Principal of Securities
TBA	– To-Be-Announced Security

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$46,537,293	$—	$46,537,293	$—
Mortgage-Backed Securities	22,121,449	—	22,121,449	—
Asset-Backed Securities	14,555,693	—	14,555,693	—
Exchange-Traded Funds*	664,320	664,320	—	—
U.S. Government Bonds and Notes	410,299	—	410,299	—
U.S. Treasury Bills	5,490,294	—	5,490,294	—
Money Market Funds	4,483,414	4,483,414	—	—
Total Investments	94,262,762	5,147,734	89,115,028	—
Futures Contracts**	129,408	129,408	—	—
Total	$94,392,170	$5,277,142	$89,115,028	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities Sold Short	$(1,164,074)	$—	$(1,164,074)	$—

*	See Portfolio of Investments for industry breakout.
**
Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statement of Assets and Liabilities.

First Trust Securitized Plus ETF (DEED)
Statement of Assets and Liabilities
February 28, 2026 (Unaudited)

ASSETS:
Investments, at value - Unaffiliated	$93,598,442
Investments, at value - Affiliated	664,320
Total investments, at value	94,262,762
Cash segregated as collateral	453,992
Receivables:
Investment securities sold	5,651,703
Interest	326,085
Variation margin	89,302
Dividends	4,576
Total Assets	100,788,420

LIABILITIES:
Investments sold short, at value	1,164,074
Payables:
Investment securities purchased	11,975,388
Investment advisory fees	41,098
Total Liabilities	13,180,560
NET ASSETS	$87,607,860

NET ASSETS consist of:
Paid-in capital	$127,211,288
Par value	40,000
Accumulated distributable earnings (loss)	(39,643,428)
NET ASSETS	$87,607,860
NET ASSET VALUE, per share	$21.90
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	4,000,002
Investments, at cost - Unaffiliated	$92,784,100
Investments, at cost - Affiliated	$651,437
Total investments, at cost	$93,435,537
Investments sold short, proceeds	$1,142,679
See Notes to Financial Statements

First Trust Securitized Plus ETF (DEED)
Statement of Operations
For the Six Months Ended February 28, 2026 (Unaudited)

INVESTMENT INCOME:
Interest	$1,933,081
Dividends - Unaffiliated	38,574
Dividends - Affiliated	18,620
Total investment income	1,990,275

EXPENSES:
Investment advisory fees	272,062
Other expenses	5,245
Total expenses	277,307
Less fees waived by the investment advisor	(6,823)
Net expenses	270,484
NET INVESTMENT INCOME (LOSS)	1,719,791

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Unaffiliated	104,708
Futures contracts	300,215
Net realized gain (loss)	404,923
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	1,582,600
Investments - Affiliated	2,972
Investments sold short	(21,395)
Futures contracts	57,511
Net change in unrealized appreciation (depreciation)	1,621,688
NET REALIZED AND UNREALIZED GAIN (LOSS)	2,026,611
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,746,402
See Notes to Financial Statements

First Trust Securitized Plus ETF (DEED)
Statements of Changes in Net Assets

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025
OPERATIONS:
Net investment income (loss)	$1,719,791	$3,377,495
Net realized gain (loss)	404,923	(4,643,457)
Net change in unrealized appreciation (depreciation)	1,621,688	4,021,747
Net increase (decrease) in net assets resulting from operations	3,746,402	2,755,785

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(1,543,751)	(3,333,752)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	31,419,287	10,520,582
Cost of shares redeemed	(18,290,069)	(10,485,764)
Net increase (decrease) in net assets resulting from shareholder transactions	13,129,218	34,818
Total increase (decrease) in net assets	15,331,869	(543,149)

NET ASSETS:
Beginning of period	72,275,991	72,819,140
End of period	$87,607,860	$72,275,991

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	3,400,002	3,400,002
Shares sold	1,450,000	500,000
Shares redeemed	(850,000)	(500,000)
Shares outstanding, end of period	4,000,002	3,400,002
See Notes to Financial Statements

First Trust Securitized Plus ETF (DEED)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 2/28/2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$21.26	$21.42	$20.88	$22.76	$26.01	$25.88
Income from investment operations:
Net investment income (loss)	0.50 (a)	0.98 (a)	1.32 (a)	1.16 (a)	0.49	0.28
Net realized and unrealized gain (loss)	0.58	(0.17)	0.44	(1.98)	(3.28)	0.47
Total from investment operations	1.08	0.81	1.76	(0.82)	(2.79)	0.75
Distributions paid to shareholders from:
Net investment income	(0.44)	(0.97)	(1.09)	(0.89)	(0.39)	(0.29)
Net realized gain	—	—	—	—	(0.07)	(0.33)
Return of capital	—	—	(0.13)	(0.17)	—	—
Total distributions	(0.44)	(0.97)	(1.22)	(1.06)	(0.46)	(0.62)
Net asset value, end of period	$21.90	$21.26	$21.42	$20.88	$22.76	$26.01
Total return (b)	5.10%	3.92%	8.83%	(3.62)%	(10.87)%	2.93%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$87,608	$72,276	$72,819	$78,298	$185,507	$227,544
Ratio of total expenses to average net assets	0.75% (c) (d) (e)	0.75% (d)	0.75%	0.75%	0.75%	0.75%
Ratio of net expenses to average net assets	0.73% (c) (d) (e)	0.75% (d)	0.75%	0.71%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets	4.63% (c) (d)	4.68% (d)	6.42%	5.35%	1.90%	0.98%
Portfolio turnover rate	56%	178%	408% (f)	405% (f)	678% (f)	678% (f)

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(c)	Annualized.
(d)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the total and net expense ratios would have been 0.73% and 0.71%, respectively.
(f)
The portfolio turnover rate not including mortgage dollar rolls was 130%, 93%, 272%, and 299% for the periods ending August 31, 2024,
August 31, 2023, August 31, 2022, and August 31, 2021, respectively.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Securitized Plus ETF (DEED)
February 28, 2026 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund VIII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the First Trust Securitized Plus ETF (the “Fund”), a diversified series of the Trust, which trades under the ticker “DEED” on NYSE Arca, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The Fund’s investment objective is to seek to maximize long-term total return. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in securitized debt securities.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
U.S. government securities, mortgage-backed securities, asset-backed securities, and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.
Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.
Shares of open-end funds are valued based on NAV per share.

Notes to Financial Statements (Continued)
First Trust Securitized Plus ETF (DEED)
February 28, 2026 (Unaudited)
Exchange-traded futures contracts are valued at the end of the day settlement price.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Exchange-traded funds and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the borrower/issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of a security;
 6)
the financial statements of the borrower/issuer or the financial condition of the country of issue;
 7)
the credit quality and cash flow of the borrower/issuer, or country of issue, based on the Pricing Committee’s, sub-advisor’s or portfolio manager’s analysis, as applicable, or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities of the borrower/issuer, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security;
12)
the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate; and
13)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Notes to Financial Statements (Continued)
First Trust Securitized Plus ETF (DEED)
February 28, 2026 (Unaudited)
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of February 28, 2026, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
Securities purchased or sold on a forward purchase commitment basis may have extended settlement periods. The value of the security purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its forward purchase commitments until payment is made. At February 28, 2026, the Fund had $1,025,845 and $712,039 of forward purchase commitments held long and short, respectively.
C. Short Sales
Short sales are utilized to manage interest rate and spread risk, and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in a Fund’s portfolio. When a Fund engages in a short sale, a Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows a Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. A Fund is charged a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is effected by a Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of a Fund’s portfolio. A Fund is subject to the risk it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to a Fund.
D. Futures Contracts
The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in “Net realized gain (loss) on futures contracts” on the Statement of Operations.
Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change

Notes to Financial Statements (Continued)
First Trust Securitized Plus ETF (DEED)
February 28, 2026 (Unaudited)
in value recognized as a component of “Net change in unrealized appreciation (depreciation) on futures contracts” on the Statement of Operations. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in “Variation margin” payable or receivable on the Statement of Assets and Liabilities.
If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.
E. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statement of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statement of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
The Fund does not have the right to offset financial assets and financial liabilities related to futures contracts on the Statement of Assets and Liabilities.
F. Interest-Only Securities
An interest-only security (“IO Security”) is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.
G. Mortgage Dollar Rolls
The Fund may invest, without limitation, in mortgage dollar rolls. The Fund intends to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Fund’s investment advisor. In a mortgage dollar roll, the Fund will sell (or buy) mortgage-backed securities for delivery on a specified date and simultaneously contract to repurchase (or sell) substantially similar (same type, coupon and maturity) securities on a future date. Mortgage dollar rolls are recorded as separate purchases and sales in the Fund.
H. Affiliated Transactions
The Fund invests in securities of affiliated funds. The Fund’s investment performance and risks are directly related to the investment performance and risks of the affiliated funds. The affiliated funds’ financial statements may be found at SEC.gov. Dividend income, if any, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statement of Operations.

Notes to Financial Statements (Continued)
First Trust Securitized Plus ETF (DEED)
February 28, 2026 (Unaudited)
Amounts relating to investments in affiliated funds at February 28, 2026, and for the six months then ended are as follows:

Security Name	Shares at 2/28/2026	Value at 8/31/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 2/28/2026	Dividend Income
First Trust AAA CMBS ETF	20,000	$410,548	$—	$—	$2,252	$—	$412,800	$11,360
First Trust Structured Credit Income Opportunities ETF	12,000	250,800	—	—	720	—	251,520	7,260
		$661,348	$—	$—	$2,972	$—	$664,320	$18,620
I. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal year ended August 31, 2025 was as follows:

Distributions paid from:
Ordinary income	$3,333,752
Capital gains	—
Return of capital	—
As of August 31, 2025, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$(27,468)
Accumulated capital and other gain (loss)	(41,691,653)
Net unrealized appreciation (depreciation)	(126,958)
J. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2022, 2023, 2024 and 2025 remain open to federal and state audit. As of February 28, 2026, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2025, for federal income tax purposes, the Fund had $41,691,653 of

Notes to Financial Statements (Continued)
First Trust Securitized Plus ETF (DEED)
February 28, 2026 (Unaudited)
non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended August 31, 2025, the Fund incurred and elected to defer net late year ordinary or capital losses as follows:

Qualified Late Year Losses
Ordinary Losses	Capital Losses
$27,468	$—

As of February 28, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$92,292,858	$1,704,987	$(769,749)	$935,238
K. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
L. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit, license fees and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, and extraordinary expenses. Effective February 1, 2026, the Board of Trustees approved a permanent contractual reduction of the annual unitary management fee for the Fund to 0.65% of average daily net assets. In connection with the adoption of the reduced annual unitary management fee, the Board of Trustees also approved, effective February 1, 2026, the termination of the temporary fee waiver for the Fund that was put in place on January 1, 2026 (described below). Additionally, under the Fund’s new fee structure, the Fund is no longer eligible for any breakpoint discounts described in the Fund’s prospectuses or statements of additional information.
Prior to February 1, 2026, the annual unitary management fee payable by the Fund to First Trust for these services was reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Notes to Financial Statements (Continued)
First Trust Securitized Plus ETF (DEED)
February 28, 2026 (Unaudited)

Breakpoints
Fund net assets up to and including $2.5 billion	0.75000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.73125%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.71250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.69375%
Fund net assets greater than $10 billion	0.67500%
From January 1, 2026 to January 31, 2026, the Advisor waived management fees of 0.10% of average daily net assets. During any period in which such waiver was in effect, the Fund was not eligible for any breakpoint discounts. During the six months ended February 28, 2026, the Advisor waived fees of $6,823.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation, prior to January 1, 2026, allocated pro rata among each fund in the First Trust Fund Complex based on net assets, and effective January 1, 2026, allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
The costs of purchases of U.S. Government securities and non-U.S. Government securities, excluding short-term investments and investments sold short, for the six months ended February 28, 2026, were $24,267,918 and $16,869,113, respectively. The proceeds from sales and paydowns of U.S. Government securities and non-U.S. Government securities, excluding short-term investments and investments sold short, for the six months ended February 28, 2026 were $18,648,414 and $13,624,078, respectively. The cost of purchases to cover short sales and the proceeds from short sales were $5,584,976 and $8,800,578, respectively.
For the six months ended February 28, 2026, the Fund had no in-kind transactions.
5. Derivative Transactions
The following table presents the types of derivatives held by the Fund at February 28, 2026, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Futures contracts	Interest Rate Risk	Unrealized appreciation on futures contracts*	$129,408	Unrealized depreciation on futures contracts*	$—

*
Includes cumulative appreciation/depreciation on futures contracts as reported in the Fund’s Portfolio of Investments. Only the current day’s variation margin is presented on the Statement of Assets and Liabilities.

Notes to Financial Statements (Continued)
First Trust Securitized Plus ETF (DEED)
February 28, 2026 (Unaudited)
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended February 28, 2026, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statement of Operations Location
Interest Rate Risk Exposure
Net realized gain (loss) on futures contracts	$300,215
Net change in unrealized appreciation (depreciation) on futures contracts	57,511
The average notional value of futures contracts outstanding during the six months ended February 28, 2026, which is indicative of the volume of this derivative type, was $24,656,263.
6. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2026.

Notes to Financial Statements (Continued)
First Trust Securitized Plus ETF (DEED)
February 28, 2026 (Unaudited)
8. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Securitized Plus ETF (DEED)
February 28, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended February 28, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the six months ended February 28, 2026.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

(b) The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Not applicable to semi-annual reports on Form N-CSR.

(a)(2)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund VIII
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	May 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	May 8, 2026
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	May 8, 2026

* Print the name and title of each signing officer under his or her signature.